UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th fl, Woodland Hills, CA			91367
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2017

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

ANNUAL REPORT
MARCH 31, 2017

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
Multi-Managed Growth Portfolio	6
Multi-Managed Moderate Growth Portfolio	35
Multi-Managed Income/Equity Portfolio	67
Multi-Managed Income Portfolio	94
Asset Allocation: Diversified Growth Portfolio	121
Stock Portfolio	160
Seasons Select
Large Cap Growth Portfolio	166
Large Cap Value Portfolio	174
Mid Cap Growth Portfolio	183
Mid Cap Value Portfolio	198
Small Cap Portfolio	212
International Equity Portfolio	228
Diversified Fixed Income Portfolio	242
Real Return Portfolio	295
Seasons Focused
SA Columbia Focused Growth Portfolio	299
SA Columbia Focused Value Portfolio	302
Seasons Managed Allocation
Allocation Growth Portfolio	305
Allocation Moderate Growth Portfolio	307
Allocation Moderate Portfolio	309
Allocation Balanced Portfolio	311
Statements of Assets and Liabilities	313
Statements of Operations	321
Statements of Changes in Net Assets	325
Notes to Financial Statements	332
Financial Highlights	383
Report of Independent Registered Public Accounting Firm	397
Approval of Advisory and Subadvisory Agreements	398
Trustees and Officers Information	413
Shareholders Tax Information	415
Comparisons: Portfolios vs. Indexes	418
Supplements to Prospectus	450

Dear Seasons Series Trust Investor:

We are pleased to present the annual report for Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our affiliated life companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2017.

If you have any questions regarding your investment, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Seasons Series Trust

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Securities listed may or may not be a part of the current portfolio construction. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank or Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  March 31, 2017

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2016 and held until March 31, 2017. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2017" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2017" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2017" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2017

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2016	Ending Account Value Using Actual Return at March 31, 2017	Expenses Paid During the Six Months Ended March 31, 2017*	Beginning Account Value at October 1, 2016	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2017	Expenses Paid During the Six Months Ended March 31, 2017*	Annualized Expense Ratio*
Multi-Managed Growth
Class 1	$1,000.00	$1,053.54	$6.40	$1,000.00	$1,018.70	$6.29	1.25%
Class 2	$1,000.00	$1,053.04	$7.17	$1,000.00	$1,017.95	$7.04	1.40%
Class 3	$1,000.00	$1,052.77	$7.68	$1,000.00	$1,017.45	$7.54	1.50%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$1,042.04	$5.50	$1,000.00	$1,019.55	$5.44	1.08%
Class 2	$1,000.00	$1,041.05	$6.26	$1,000.00	$1,018.80	$6.19	1.23%
Class 3	$1,000.00	$1,039.89	$6.76	$1,000.00	$1,018.30	$6.69	1.33%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$1,015.98	$5.53	$1,000.00	$1,019.45	$5.54	1.10%
Class 2	$1,000.00	$1,015.08	$6.28	$1,000.00	$1,018.70	$6.29	1.25%
Class 3	$1,000.00	$1,014.24	$6.78	$1,000.00	$1,018.20	$6.79	1.35%
Multi-Managed Income
Class 1	$1,000.00	$1,002.21	$5.54	$1,000.00	$1,019.40	$5.59	1.11%
Class 2	$1,000.00	$1,002.22	$6.29	$1,000.00	$1,018.65	$6.34	1.26%
Class 3	$1,000.00	$1,001.52	$6.84	$1,000.00	$1,018.10	$6.89	1.37%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,078.72	$5.44	$1,000.00	$1,019.70	$5.29	1.05%
Class 2	$1,000.00	$1,077.74	$6.22	$1,000.00	$1,018.95	$6.04	1.20%
Class 3	$1,000.00	$1,077.45	$6.73	$1,000.00	$1,018.45	$6.54	1.30%
Stock
Class 1	$1,000.00	$1,110.34	$4.63	$1,000.00	$1,020.54	$4.43	0.88%
Class 2	$1,000.00	$1,109.63	$5.42	$1,000.00	$1,019.80	$5.19	1.03%
Class 3	$1,000.00	$1,109.28	$5.94	$1,000.00	$1,019.30	$5.69	1.13%
Large Cap Growth
Class 1	$1,000.00	$1,086.40	$4.27	$1,000.00	$1,020.84	$4.13	0.82%
Class 2	$1,000.00	$1,086.42	$5.05	$1,000.00	$1,020.09	$4.89	0.97%
Class 3	$1,000.00	$1,085.37	$5.56	$1,000.00	$1,019.60	$5.39	1.07%
Large Cap Value
Class 1	$1,000.00	$1,104.36	$4.09	$1,000.00	$1,021.04	$3.93	0.78%
Class 2	$1,000.00	$1,103.57	$4.88	$1,000.00	$1,020.29	$4.68	0.93%
Class 3	$1,000.00	$1,103.21	$5.40	$1,000.00	$1,019.80	$5.19	1.03%
Mid Cap Growth
Class 1	$1,000.00	$1,070.64	$4.80	$1,000.00	$1,020.29	$4.68	0.93%
Class 2	$1,000.00	$1,069.54	$5.57	$1,000.00	$1,019.55	$5.44	1.08%
Class 3	$1,000.00	$1,069.09	$6.09	$1,000.00	$1,019.05	$5.94	1.18%
Mid Cap Value
Class 1	$1,000.00	$1,092.24	$4.80	$1,000.00	$1,020.34	$4.63	0.92%
Class 2	$1,000.00	$1,091.47	$5.58	$1,000.00	$1,019.60	$5.39	1.07%
Class 3	$1,000.00	$1,091.07	$6.10	$1,000.00	$1,019.10	$5.89	1.17%
Small Cap
Class 1	$1,000.00	$1,089.16	$4.74	$1,000.00	$1,020.39	$4.58	0.91%
Class 2	$1,000.00	$1,088.27	$5.52	$1,000.00	$1,019.65	$5.34	1.06%
Class 3	$1,000.00	$1,088.14	$6.04	$1,000.00	$1,019.15	$5.84	1.16%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2017

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2016	Ending Account Value Using Actual Return at March 31, 2017	Expenses Paid During the Six Months Ended March 31, 2017*	Beginning Account Value at October 1, 2016	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2017	Expenses Paid During the Six Months Ended March 31, 2017*	Annualized Expense Ratio*
International Equity#
Class 1	$1,000.00	$1,061.71	$4.78	$1,000.00	$1,020.29	$4.68	0.93%
Class 2	$1,000.00	$1,059.94	$5.55	$1,000.00	$1,019.55	$5.44	1.08%
Class 3	$1,000.00	$1,059.06	$6.06	$1,000.00	$1,019.05	$5.94	1.18%
Diversified Fixed Income
Class 1	$1,000.00	$983.57	$3.36	$1,000.00	$1,021.54	$3.43	0.68%
Class 2	$1,000.00	$983.70	$4.10	$1,000.00	$1,020.79	$4.18	0.83%
Class 3	$1,000.00	$982.63	$4.60	$1,000.00	$1,020.29	$4.68	0.93%
Real Return#
Class 1	$1,000.00	$995.91	$2.99	$1,000.00	$1,021.94	$3.02	0.60%
Class 3	$1,000.00	$993.83	$4.23	$1,000.00	$1,020.69	$4.28	0.85%
SA Columbia Focused Growth#
Class 1	$1,000.00	$1,054.70	$3.94	$1,000.00	$1,021.09	$3.88	0.77%
Class 2	$1,000.00	$1,054.66	$4.71	$1,000.00	$1,020.34	$4.63	0.92%
Class 3	$1,000.00	$1,054.63	$5.22	$1,000.00	$1,019.85	$5.14	1.02%
SA Columbia Focused Value#
Class 1	$1,000.00	$1,131.49	$3.83	$1,000.00	$1,021.34	$3.63	0.72%
Class 2	$1,000.00	$1,130.20	$4.62	$1,000.00	$1,020.59	$4.38	0.87%
Class 3	$1,000.00	$1,129.55	$5.15	$1,000.00	$1,020.09	$4.89	0.97%
Allocation Growth#
Class 1	$1,000.00	$1,062.65	$0.93	$1,000.00	$1,024.03	$0.91	0.18%
Class 3	$1,000.00	$1,061.06	$2.21	$1,000.00	$1,022.79	$2.17	0.43%
Allocation Moderate Growth#
Class 1	$1,000.00	$1,050.47	$0.61	$1,000.00	$1,024.33	$0.61	0.12%
Class 3	$1,000.00	$1,048.60	$1.89	$1,000.00	$1,023.09	$1.87	0.37%
Allocation Moderate#
Class 1	$1,000.00	$1,042.17	$0.66	$1,000.00	$1,024.28	$0.66	0.13%
Class 3	$1,000.00	$1,040.30	$1.93	$1,000.00	$1,023.04	$1.92	0.38%
Allocation Balanced#
Class 1	$1,000.00	$1,028.82	$0.66	$1,000.00	$1,024.28	$0.66	0.13%
Class 3	$1,000.00	$1,026.90	$1.92	$1,000.00	$1,023.04	$1.92	0.38%

*  Expenses are equal to each Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2017" and "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2017" and the "Annualized Expense Ratio" would have been lower.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
Diversified Financial Services	7.5%
Federal National Mtg. Assoc.	5.1
United States Treasury Notes	5.0
Medical-Biomedical/Gene	4.0
Medical-Drugs	3.0
Applications Software	3.0
Real Estate Investment Trusts	2.9
Web Portals/ISP	2.8
Federal Home Loan Mtg. Corp.	2.3
Diversified Banking Institutions	2.3
Finance-Credit Card	2.2
Banks-Commercial	2.1
E-Commerce/Products	1.8
Time Deposits	1.7
Computers	1.7
Cable/Satellite TV	1.6
Internet Content-Entertainment	1.6
Tobacco	1.6
Electronic Components-Semiconductors	1.6
Retail-Restaurants	1.5
Aerospace/Defense	1.4
Multimedia	1.3
Medical-HMO	1.3
Diversified Manufacturing Operations	1.1
Enterprise Software/Service	1.1
Beverages-Non-alcoholic	1.1
Entertainment Software	1.0
Retail-Discount	1.0
Electronic Forms	1.0
Retail-Building Products	1.0
Medical-Hospitals	1.0
Oil Companies-Exploration & Production	0.9
Transport-Rail	0.9
Government National Mtg. Assoc.	0.9
Consulting Services	0.9
Electronic Components-Misc.	0.8
Commercial Services	0.8
Athletic Footwear	0.8
Building Products-Cement	0.8
Computer Services	0.8
Airlines	0.8
Computer Aided Design	0.7
Auto/Truck Parts & Equipment-Original	0.7
Industrial Gases	0.7
United States Treasury Bonds	0.7
Repurchase Agreements	0.7
Cosmetics & Toiletries	0.7
E-Commerce/Services	0.7
Electronic Connectors	0.7
Medical Instruments	0.6
Containers-Paper/Plastic	0.6
Cellular Telecom	0.6
Electric Products-Misc.	0.6
Medical Products	0.6
Finance-Other Services	0.6
Food-Retail	0.5
Medical Information Systems	0.5
Retail-Apparel/Shoe	0.5
Electric-Integrated	0.5
Retail-Auto Parts	0.5
Sovereign	0.5%
Finance-Investment Banker/Broker	0.5
Instruments-Controls	0.5
Insurance-Property/Casualty	0.5
Commercial Services-Finance	0.5
Food-Catering	0.5
Agricultural Chemicals	0.5
Savings & Loans/Thrifts	0.5
Telephone-Integrated	0.5
Finance-Consumer Loans	0.5
Pipelines	0.4
Diagnostic Equipment	0.4
Food-Confectionery	0.4
Retail-Gardening Products	0.4
Telecommunication Equipment	0.4
Banks-Super Regional	0.4
Recreational Vehicles	0.4
Municipal Bonds & Notes	0.4
Brewery	0.3
Oil-Field Services	0.3
Apparel Manufacturers	0.3
Wireless Equipment	0.3
Computer Software	0.3
Cruise Lines	0.3
Energy-Alternate Sources	0.3
Television	0.3
Medical-Generic Drugs	0.2
Data Processing/Management	0.2
Engineering/R&D Services	0.2
Rubber-Tires	0.2
Office Supplies & Forms	0.2
Food-Misc./Diversified	0.2
Satellite Telecom	0.2
Oil Companies-Integrated	0.2
Human Resources	0.2
Insurance-Life/Health	0.2
Machinery-General Industrial	0.2
Aerospace/Defense-Equipment	0.2
Printing-Commercial	0.2
Chemicals-Specialty	0.2
Auto-Cars/Light Trucks	0.2
Medical-Wholesale Drug Distribution	0.2
Therapeutics	0.2
Transport-Services	0.2
Real Estate Operations & Development	0.2
Foreign Government Obligations	0.2
Rubber/Plastic Products	0.2
Power Converter/Supply Equipment	0.2
Retail-Drug Store	0.2
Building-Heavy Construction	0.2
Semiconductor Equipment	0.1
Building & Construction Products-Misc.	0.1
Transport-Truck	0.1
Semiconductor Components-Integrated Circuits	0.1
Gas-Distribution	0.1
Home Furnishings	0.1
Patient Monitoring Equipment	0.1
Racetracks	0.1
Metal Products-Distribution	0.1
Independent Power Producers	0.1

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited) (continued)

Industry Allocation* (continued)
Financial Guarantee Insurance	0.1%
Networking Products	0.1
Water	0.1
Drug Delivery Systems	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Engines-Internal Combustion	0.1
Retail-Home Furnishings	0.1
Steel-Producers	0.1
Building-Residential/Commercial	0.1
Rental Auto/Equipment	0.1
Distribution/Wholesale	0.1
Electric-Generation	0.1
Trucking/Leasing	0.1
Poultry	0.1
Web Hosting/Design	0.1
Banks-Mortgage	0.1
Food-Dairy Products	0.1
Building & Construction-Misc.	0.1
Telecom Services	0.1
Transactional Software	0.1
Chemicals-Fibers	0.1
Medical-Outpatient/Home Medical	0.1
Food-Flour & Grain	0.1
Oil Refining & Marketing	0.1
Hotels/Motels	0.1
Retail-Hair Salons	0.1
Housewares	0.1
Retail-Pawn Shops	0.1
106.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 73.0%
Aerospace/Defense — 1.3%
General Dynamics Corp.	2,068	$387,130
Northrop Grumman Corp.	987	234,748
Teledyne Technologies, Inc.†	646	81,693
		703,571
Aerospace/Defense-Equipment — 0.2%
AAR Corp.	625	21,019
Curtiss-Wright Corp.	500	45,630
Moog, Inc., Class A†	475	31,991
		98,640
Agricultural Chemicals — 0.5%
Monsanto Co.	2,207	249,832
Airlines — 0.7%
Alaska Air Group, Inc.	300	27,666
United Continental Holdings, Inc.†	4,824	340,767
		368,433
Apparel Manufacturers — 0.3%
Carter's, Inc.	1,755	157,599
Applications Software — 2.9%
Bazaarvoice, Inc.†	6,425	27,627
Microsoft Corp.	15,160	998,438
Progress Software Corp.	3,325	96,591
salesforce.com, Inc.†	5,665	467,306
		1,589,962
Athletic Footwear — 0.8%
NIKE, Inc., Class B	7,863	438,205
Auto-Truck Trailers — 0.0%
Wabash National Corp.	400	8,276
Auto/Truck Parts & Equipment-Original — 0.7%
American Axle & Manufacturing Holdings, Inc.†	275	5,165
Delphi Automotive PLC	3,709	298,537
Tenneco, Inc.	1,275	79,585
		383,287
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,825	55,936
B2B/E-Commerce — 0.0%
ePlus, Inc.†	175	23,634
Banks-Commercial — 1.9%
1st Source Corp.	400	18,780
BancFirst Corp.	625	56,187
BancorpSouth, Inc.	1,650	49,912
Capital Bank Financial Corp., Class A	1,300	56,420
Cathay General Bancorp, Class B	650	24,492
Central Pacific Financial Corp.	1,950	59,553
Central Valley Community Bancorp	150	3,075
Chemical Financial Corp.	250	12,788
Citizens & Northern Corp.	175	4,074
City Holding Co.	400	25,792
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
CVB Financial Corp.	2,675	$59,091
East West Bancorp, Inc.	24	1,239
FCB Financial Holdings, Inc., Class A†	2,900	143,695
First Commonwealth Financial Corp.	2,700	35,802
First Community Bancshares, Inc.	175	4,370
First Financial Bancorp	400	10,980
First Hawaiian, Inc.	600	17,952
First Interstate BancSystem, Inc., Class A	400	15,860
Fulton Financial Corp.	700	12,495
Great Western Bancorp, Inc.	200	8,482
Guaranty Bancorp	275	6,696
Hope Bancorp, Inc.	1,319	25,285
IBERIABANK Corp.	346	27,369
Independent Bank Corp.	550	11,385
Independent Bank Corp./ Rockland Trust Co.	75	4,875
Kearny Financial Corp.	2,050	30,852
MainSource Financial Group, Inc.	200	6,586
OFG Bancorp	1,375	16,225
PacWest Bancorp	450	23,967
Sierra Bancorp	175	4,800
Simmons First National Corp., Class A	275	15,166
Southside Bancshares, Inc.	132	4,431
Southwest Bancorp, Inc.	150	3,923
Suffolk Bancorp	550	22,226
TCF Financial Corp.	1,675	28,509
Trustmark Corp.	575	18,279
UMB Financial Corp.	400	30,124
Union Bankshares Corp.	1,841	64,766
Webster Financial Corp.	375	18,765
West Bancorporation, Inc.	275	6,311
Westamerica Bancorporation	1,500	83,745
		1,075,324
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	1,000	41,690
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	150	4,875
Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	14,057	596,579
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	950	39,140
Ply Gem Holdings, Inc.†	1,175	23,147
		62,287
Building & Construction-Misc. — 0.1%
MYR Group, Inc.†	925	37,925
Building Products-Cement — 0.8%
Continental Building Products, Inc.†	2,600	63,700

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Cement (continued)
Vulcan Materials Co.	3,078	$370,837
		434,537
Building Products-Doors & Windows — 0.0%
JELD-WEN Holding, Inc.†	375	12,319
Building-Heavy Construction — 0.1%
MasTec, Inc.†	825	33,041
Building-Residential/Commercial — 0.1%
Taylor Morrison Home Corp., Class A†	1,275	27,183
UCP, Inc., Class A†	275	2,791
		29,974
Cable/Satellite TV — 1.1%
Comcast Corp., Class A	16,213	609,447
Casino Services — 0.0%
Scientific Games Corp., Class A†	475	11,234
Cellular Telecom — 0.5%
T-Mobile US, Inc.†	4,618	298,277
Chemicals-Diversified — 0.0%
Koppers Holdings, Inc.†	500	21,175
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	2,575	34,634
Chemicals-Other — 0.0%
American Vanguard Corp.	550	9,130
Chemicals-Specialty — 0.2%
Minerals Technologies, Inc.	825	63,195
OMNOVA Solutions, Inc.†	1,925	19,057
		82,252
Circuit Boards — 0.0%
TTM Technologies, Inc.†	150	2,420
Coal — 0.0%
Westmoreland Coal Co.†	100	1,452
Commercial Services — 0.8%
CoStar Group, Inc.†	879	182,146
HMS Holdings Corp.†	1,675	34,053
Medifast, Inc.	100	4,437
ServiceMaster Global Holdings, Inc.†	5,941	248,037
		468,673
Commercial Services-Finance — 0.5%
Equifax, Inc.	1,186	162,174
Euronet Worldwide, Inc.†	200	17,104
EVERTEC, Inc.	250	3,975
MarketAxess Holdings, Inc.	350	65,621
		248,874
Computer Aided Design — 0.7%
Aspen Technology, Inc.†	2,275	134,043
Cadence Design Systems, Inc.†	8,748	274,687
		408,730
Security Description	Shares	Value (Note 2)
Computer Data Security — 0.0%
Qualys, Inc.†	325	$12,318
Computer Services — 0.7%
Amdocs, Ltd.	3,459	210,965
Barracuda Networks, Inc.†	1,000	23,110
Convergys Corp.	1,275	26,966
Science Applications International Corp.	625	46,500
Unisys Corp.†	5,200	72,540
		380,081
Computer Software — 0.3%
SS&C Technologies Holdings, Inc.	4,294	152,008
Computers — 1.6%
Apple, Inc.	6,073	872,447
Nutanix, Inc., Class A†	975	18,301
		890,748
Consulting Services — 0.9%
Franklin Covey Co.†	800	16,160
Gartner, Inc.†	1,467	158,421
Huron Consulting Group, Inc.†	2,275	95,778
Verisk Analytics, Inc.†	2,479	201,146
		471,505
Containers-Paper/Plastic — 0.6%
Graphic Packaging Holding Co.	5,070	65,251
Sealed Air Corp.	6,632	289,022
		354,273
Cosmetics & Toiletries — 0.7%
Estee Lauder Cos., Inc., Class A	4,406	373,585
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	2,958	150,059
Data Processing/Management — 0.2%
CSG Systems International, Inc.	1,350	51,043
Fair Isaac Corp.	600	77,370
		128,413
Diagnostic Equipment — 0.4%
Thermo Fisher Scientific, Inc.	1,460	224,256
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	150	9,345
Distribution/Wholesale — 0.1%
Essendant, Inc.	450	6,818
ScanSource, Inc.†	100	3,925
Titan Machinery, Inc.†	2,225	34,131
		44,874
Diversified Manufacturing Operations — 1.1%
A.O. Smith Corp.	4,313	220,653
Actuant Corp., Class A	1,925	50,724
Illinois Tool Works, Inc.	2,515	333,162
		604,539
Drug Delivery Systems — 0.1%
Heron Therapeutics, Inc.†	350	5,250
Nektar Therapeutics†	1,725	40,486

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Drug Delivery Systems (continued)
Revance Therapeutics, Inc.†	500	$10,400
		56,136
E-Commerce/Products — 1.8%
Amazon.com, Inc.†	1,150	1,019,521
E-Commerce/Services — 0.7%
Priceline Group, Inc.†	190	338,194
RetailMeNot, Inc.†	3,475	28,148
		366,342
E-Marketing/Info — 0.0%
Liquidity Services, Inc.†	675	5,400
Electric Products-Misc. — 0.6%
AMETEK, Inc.	5,915	319,883
Graham Corp.	275	6,325
		326,208
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	500	15,975
Electric-Generation — 0.0%
Atlantic Power Corp.†	7,300	19,345
Electric-Integrated — 0.3%
Avista Corp.	200	7,810
El Paso Electric Co.	775	39,137
NorthWestern Corp.	225	13,208
PNM Resources, Inc.	575	21,275
Portland General Electric Co.	1,375	61,077
		142,507
Electronic Components-Misc. — 0.8%
Bel Fuse, Inc., Class B	625	15,969
Benchmark Electronics, Inc.†	3,150	100,170
Flex, Ltd.†	10,318	173,342
Knowles Corp.†	2,850	54,007
Sanmina Corp.†	1,025	41,615
Stoneridge, Inc.†	2,500	45,350
Vishay Intertechnology, Inc.	2,475	40,714
		471,167
Electronic Components-Semiconductors — 1.4%
Alpha & Omega Semiconductor, Ltd.†	1,711	29,412
InvenSense, Inc.†	2,300	29,049
Microchip Technology, Inc.	3,058	225,619
Silicon Laboratories, Inc.†	150	11,033
Synaptics, Inc.†	1,350	66,838
Texas Instruments, Inc.	3,768	303,550
Xperi Corp.	2,625	89,119
		754,620
Electronic Connectors — 0.7%
Amphenol Corp., Class A	5,126	364,817
Electronic Forms — 1.0%
Adobe Systems, Inc.†	4,187	544,854
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	175	16,433
Security Description	Shares	Value (Note 2)
Energy-Alternate Sources — 0.3%
Renewable Energy Group, Inc.†	2,600	$27,170
REX American Resources Corp.†	1,250	113,112
		140,282
Engineering/R&D Services — 0.2%
EMCOR Group, Inc.	1,675	105,441
VSE Corp.	675	27,540
		132,981
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	2,450	55,002
Enterprise Software/Service — 1.1%
Alteryx, Inc., Class A†	375	5,861
Blackline, Inc.†	125	3,720
Coupa Software, Inc.†	600	15,240
Manhattan Associates, Inc.†	325	16,916
MuleSoft, Inc., Class A†	550	13,382
Tyler Technologies, Inc.†	1,868	288,718
Ultimate Software Group, Inc.†	1,329	259,434
		603,271
Entertainment Software — 1.0%
Activision Blizzard, Inc.	8,260	411,844
Take-Two Interactive Software, Inc.†	2,850	168,919
		580,763
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	75	14,956
Finance-Consumer Loans — 0.4%
Nelnet, Inc., Class A	550	24,123
Regional Management Corp.†	125	2,429
Synchrony Financial	4,911	168,447
		194,999
Finance-Credit Card — 2.1%
MasterCard, Inc., Class A	4,531	509,602
Visa, Inc., Class A	7,297	648,484
		1,158,086
Finance-Investment Banker/Broker — 0.5%
Houlihan Lokey, Inc.	75	2,584
KCG Holdings, Inc., Class A†	950	16,938
Stifel Financial Corp.†	500	25,095
TD Ameritrade Holding Corp.	5,673	220,453
		265,070
Finance-Other Services — 0.5%
Intercontinental Exchange, Inc.	3,531	211,401
WageWorks, Inc.†	800	57,840
		269,241
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	3,925	33,245
MGIC Investment Corp.†	1,700	17,221
NMI Holdings, Inc., Class A†	800	9,120
		59,586
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	150	5,415

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Catering — 0.5%
Aramark	6,895	$254,219
Food-Confectionery — 0.4%
Hershey Co.	2,231	243,737
Food-Dairy Products — 0.1%
Dean Foods Co.	1,975	38,829
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	375	32,820
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	6,875	99,825
Food-Retail — 0.5%
Ingles Markets, Inc., Class A	700	30,205
Kroger Co.	9,226	272,075
		302,280
Footwear & Related Apparel — 0.0%
Iconix Brand Group, Inc.†	1,650	12,408
Gas-Distribution — 0.1%
Southwest Gas Corp.	400	33,164
Spire, Inc.	450	30,375
		63,539
Golf — 0.0%
Acushnet Holdings Corp.†	350	6,048
Home Furnishings — 0.1%
Leggett & Platt, Inc.	650	32,708
Select Comfort Corp.†	1,625	40,284
		72,992
Hotels/Motels — 0.1%
La Quinta Holdings, Inc.†	2,200	29,744
Housewares — 0.1%
NACCO Industries, Inc., Class A	400	27,920
Human Resources — 0.2%
Barrett Business Services, Inc.	1,250	68,275
Cross Country Healthcare, Inc.†	1,450	20,822
Insperity, Inc.	250	22,162
TriNet Group, Inc.†	225	6,503
		117,762
Independent Power Producers — 0.1%
Dynegy, Inc.†	3,925	30,850
Ormat Technologies, Inc.	450	25,686
		56,536
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	2,814	380,706
Instruments-Controls — 0.5%
Sensata Technologies Holding NV†	6,318	275,907
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	250	5,908
CNO Financial Group, Inc.	2,275	46,637
Primerica, Inc.	650	53,430
		105,975
Security Description	Shares	Value (Note 2)
Insurance-Multi-line — 0.0%
Kemper Corp.	525	$20,948
Insurance-Property/Casualty — 0.5%
Ambac Financial Group, Inc.†	125	2,358
First American Financial Corp.	425	16,694
Global Indemnity, Ltd.†	150	5,773
Navigators Group, Inc.	625	33,937
ProAssurance Corp.	475	28,619
Progressive Corp.	4,464	174,900
Stewart Information Services Corp.	100	4,418
Universal Insurance Holdings, Inc.	175	4,287
		270,986
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	175	9,109
Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	6,257	888,807
Internet Content-Information/News — 0.0%
DHI Group, Inc.†	1,325	5,234
Internet Security — 0.0%
VASCO Data Security International, Inc.†	675	9,113
Zix Corp.†	3,025	14,550
		23,663
Investment Companies — 0.0%
Acacia Research Corp.†	4,250	24,438
Investment Management/Advisor Services — 0.0%
Federated Investors, Inc., Class B	250	6,585
Virtus Investment Partners, Inc.	125	13,238
		19,823
Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	725	18,132
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	200	7,846
Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	575	35,564
DXP Enterprises, Inc.†	1,000	37,870
Kadant, Inc.	550	32,642
		106,076
Medical Information Systems — 0.5%
athenahealth, Inc.†	2,622	295,473
Medical Instruments — 0.6%
Boston Scientific Corp.†	12,486	310,527
Halyard Health, Inc.†	1,175	44,756
		355,283
Medical Products — 0.5%
Cooper Cos., Inc.	758	151,516
Orthofix International NV†	1,325	50,549
Surmodics, Inc.†	600	14,430
Wright Medical Group NV†	2,250	70,020
		286,515

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene — 4.0%
Aduro Biotech, Inc.†	100	$1,075
Alder Biopharmaceuticals, Inc.†	4,903	101,982
AMAG Pharmaceuticals, Inc.†	200	4,510
Amgen, Inc.	3,195	524,204
AnaptysBio, Inc.†	400	11,100
Ardelyx, Inc.†	200	2,530
Audentes Therapeutics, Inc.†	150	2,556
Bellicum Pharmaceuticals, Inc.†	800	9,872
Biogen, Inc.†	1,547	422,981
Blueprint Medicines Corp.†	225	8,998
Cambrex Corp.†	200	11,010
Celgene Corp.†	3,928	488,761
CytomX Therapeutics, Inc.†	900	15,543
Edge Therapeutics, Inc.†	675	6,149
Exelixis, Inc.†	500	10,835
FibroGen, Inc.†	575	14,174
Five Prime Therapeutics, Inc.†	275	9,941
Halozyme Therapeutics, Inc.†	825	10,692
Idera Pharmaceuticals, Inc.†	1,250	3,088
Infinity Pharmaceuticals, Inc.†	1,275	4,118
Karyopharm Therapeutics, Inc.†	1,000	12,840
Kite Pharma, Inc.†	250	19,622
Lexicon Pharmaceuticals, Inc.†	975	13,982
Prothena Corp. PLC†	500	27,895
Puma Biotechnology, Inc.†	225	8,370
Regeneron Pharmaceuticals, Inc.†	1,010	391,385
Sage Therapeutics, Inc.†	175	12,437
Selecta Biosciences, Inc.†	625	8,950
Spark Therapeutics, Inc.†	125	6,668
Tokai Pharmaceuticals, Inc.†	600	501
Ultragenyx Pharmaceutical, Inc.†	425	28,806
Versartis, Inc.†	350	7,473
		2,203,048
Medical-Drugs — 2.8%
ACADIA Pharmaceuticals, Inc.†	625	21,487
Adamas Pharmaceuticals, Inc.†	600	10,500
Aimmune Therapeutics, Inc.†	1,000	21,730
Allergan PLC	1,541	368,176
Amicus Therapeutics, Inc.†	3,875	27,629
Chimerix, Inc.†	250	1,595
Clovis Oncology, Inc.†	525	33,427
Coherus Biosciences, Inc.†	475	10,046
Eli Lilly & Co.	6,444	542,005
Global Blood Therapeutics, Inc.†	600	22,110
Horizon Pharma PLC†	475	7,020
Immune Design Corp.†	900	6,120
Jazz Pharmaceuticals PLC†	1,324	192,152
Jounce Therapeutics, Inc.†	325	7,147
MyoKardia, Inc.†	500	6,575
Ophthotech Corp.†	275	1,007
Pacira Pharmaceuticals, Inc.†	500	22,800
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Pfizer, Inc.	5,899	$201,805
Prestige Brands Holdings, Inc.†	225	12,501
Ra Pharmaceuticals, Inc.†	200	4,258
Radius Health, Inc.†	350	13,527
Reata Pharmaceuticals, Inc., Class A†	400	9,060
Synergy Pharmaceuticals, Inc.†	4,300	20,038
TESARO, Inc.†	25	3,847
TG Therapeutics, Inc.†	1,350	15,727
		1,582,289
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	675	9,788
AveXis, Inc.†	200	15,206
		24,994
Medical-HMO — 1.1%
Aetna, Inc.	3,144	401,017
Molina Healthcare, Inc.†	1,050	47,880
Tivity Health, Inc.†	3,300	96,030
Triple-S Management Corp., Class B†	1,250	21,963
UnitedHealth Group, Inc.	1	125
WellCare Health Plans, Inc.†	250	35,052
		602,067
Medical-Hospitals — 0.9%
Envision Healthcare Corp.†	2,136	130,980
Quorum Health Corp.†	8,575	46,648
Universal Health Services, Inc., Class B	2,361	293,826
		471,454
Medical-Nursing Homes — 0.0%
Genesis Healthcare, Inc.†	2,753	7,268
Medical-Outpatient/Home Medical — 0.1%
Civitas Solutions, Inc.†	1,800	33,030
Medical-Wholesale Drug Distribution — 0.2%
Owens & Minor, Inc.	2,475	85,635
Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	550	10,208
Worthington Industries, Inc.	1,300	58,617
		68,825
Motion Pictures & Services — 0.0%
Eros International PLC†	1,825	18,798
Multimedia — 1.2%
Walt Disney Co.	6,074	688,731
Networking Products — 0.1%
Black Box Corp.	1,400	12,530
Extreme Networks, Inc.†	3,625	27,224
NETGEAR, Inc.†	375	18,581
		58,335
Office Furnishings-Original — 0.0%
Interface, Inc.	486	9,258
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	9,650	126,897

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	2,400	$4,200
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp.	1,690	104,780
Antero Resources Corp.†	2,191	49,977
Bill Barrett Corp.†	8,050	36,627
Denbury Resources, Inc.†	10,075	25,993
EP Energy Corp., Class A†	6,131	29,122
Northern Oil and Gas, Inc.†	100	260
Sanchez Energy Corp.†	2,475	23,612
Unit Corp.†	925	22,348
		292,719
Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	100	3,735
Oil-Field Services — 0.3%
Archrock, Inc.	775	9,610
MRC Global, Inc.†	3,325	60,947
NOW, Inc.†	1,975	33,496
Pioneer Energy Services Corp.†	1,050	4,200
SEACOR Holdings, Inc.†	825	57,082
		165,335
Paper & Related Products — 0.0%
Domtar Corp.	300	10,956
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	775	72,276
Pollution Control — 0.0%
CECO Environmental Corp.	2,150	22,597
Poultry — 0.1%
Pilgrim's Pride Corp.	1,250	28,131
Sanderson Farms, Inc.	150	15,576
		43,707
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	875	59,990
Powell Industries, Inc.	675	23,247
		83,237
Printing-Commercial — 0.2%
ARC Document Solutions, Inc.†	550	1,897
Deluxe Corp.	800	57,736
Ennis, Inc.	2,250	38,250
		97,883
Protection/Safety — 0.0%
Landauer, Inc.	500	24,375
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	1,250	12,688
Racetracks — 0.1%
Penn National Gaming, Inc.†	3,125	57,594
Speedway Motorsports, Inc.	650	12,246
		69,840
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts — 2.8%
American Assets Trust, Inc.	725	$30,334
American Tower Corp.	4,461	542,190
Armada Hoffler Properties, Inc.	100	1,389
Ashford Hospitality Trust, Inc.	4,800	30,576
Capstead Mtg. Corp.	4,550	47,957
CBL & Associates Properties, Inc.	775	7,394
CoreSite Realty Corp.	1,425	128,321
CubeSmart	525	13,629
CyrusOne, Inc.	150	7,721
CYS Investments, Inc.	11,200	89,040
DCT Industrial Trust, Inc.	625	30,075
DiamondRock Hospitality Co.	775	8,641
EastGroup Properties, Inc.	325	23,897
EPR Properties	25	1,841
Equity LifeStyle Properties, Inc.	200	15,412
First Industrial Realty Trust, Inc.	375	9,986
Franklin Street Properties Corp.	675	8,195
Gladstone Commercial Corp.	150	3,101
Government Properties Income Trust	725	15,174
Hersha Hospitality Trust	1,350	25,366
Highwoods Properties, Inc.	275	13,511
Hospitality Properties Trust	775	24,436
LTC Properties, Inc.	1,225	58,677
Mack-Cali Realty Corp.	700	18,858
Mid-America Apartment Communities, Inc.	230	23,400
Monogram Residential Trust, Inc.	675	6,730
National Retail Properties, Inc.	100	4,362
Pennsylvania Real Estate Investment Trust	400	6,056
Potlatch Corp.	1,075	49,127
PS Business Parks, Inc.	125	14,345
Ramco-Gershenson Properties Trust	1,400	19,628
RLJ Lodging Trust	3,675	86,399
Saul Centers, Inc.	375	23,108
Silver Bay Realty Trust Corp.	175	3,757
Simon Property Group, Inc.	866	148,978
Summit Hotel Properties, Inc.	250	3,995
Taubman Centers, Inc.	250	16,505
		1,562,111
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	225	10,017
Forestar Group, Inc.†	3,075	41,974
St. Joe Co.†	150	2,557
		54,548
Recreational Vehicles — 0.4%
Polaris Industries, Inc.	2,509	210,254
Rental Auto/Equipment — 0.0%
Aaron's, Inc.	375	11,153
Research & Development — 0.0%
INC Research Holdings, Inc., Class A†	475	21,779

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.5%
Children's Place, Inc.	1,175	$141,059
L Brands, Inc.	2,962	139,510
		280,569
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	383	276,928
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	1,400	13,426
Retail-Building Products — 0.9%
Lowe's Cos., Inc.	5,808	477,476
Retail-Discount — 1.0%
Big Lots, Inc.	1,025	49,897
Costco Wholesale Corp.	2,980	499,716
		549,613
Retail-Gardening Products — 0.4%
Tractor Supply Co.	3,399	234,429
Retail-Hair Salons — 0.1%
Regis Corp.†	2,525	29,593
Retail-Home Furnishings — 0.1%
Pier 1 Imports, Inc.	7,400	52,984
Retail-Jewelry — 0.0%
Movado Group, Inc.	825	20,584
Retail-Office Supplies — 0.0%
Office Depot, Inc.	2,650	12,362
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	3,400	27,710
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	125	6,530
Retail-Restaurants — 1.5%
Bloomin' Brands, Inc.	3,900	76,947
DineEquity, Inc.	75	4,082
Dunkin' Brands Group, Inc.	4,299	235,069
Ruby Tuesday, Inc.†	2,125	5,971
Sonic Corp.	2,900	73,544
Starbucks Corp.	7,617	444,757
		840,370
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	3,525	25,944
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	2,875	127,506
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	225	3,566
Trinseo SA	1,200	80,520
		84,086
Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	3,775	123,631
Savings & Loans/Thrifts — 0.5%
BankFinancial Corp.	150	2,178
Beneficial Bancorp, Inc.	3,842	61,472
Capitol Federal Financial, Inc.	150	2,195
Charter Financial Corp.	400	7,868
Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts (continued)
First Defiance Financial Corp.	150	$7,427
Flushing Financial Corp.	550	14,779
Investors Bancorp, Inc.	1,825	26,243
Meridian Bancorp, Inc.	3,625	66,337
Northfield Bancorp, Inc.	3,375	60,817
		249,316
Schools — 0.0%
Strayer Education, Inc.	50	4,025
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	1,075	15,190
Semiconductor Components-Integrated Circuits — 0.1%
Integrated Device Technology, Inc.†	2,275	53,849
MaxLinear, Inc.†	875	24,544
		78,393
Semiconductor Equipment — 0.1%
Cohu, Inc.	2,375	43,842
Xcerra Corp.†	2,200	19,558
		63,400
Steel-Producers — 0.1%
AK Steel Holding Corp.†	1,875	13,481
Carpenter Technology Corp.	400	14,920
Commercial Metals Co.	375	7,174
		35,575
Telecom Services — 0.1%
West Corp.	1,550	37,851
Telecommunication Equipment — 0.4%
CommScope Holding Co., Inc.†	4,541	189,405
Plantronics, Inc.	575	31,113
		220,518
Telephone-Integrated — 0.2%
IDT Corp., Class B	1,222	15,544
Windstream Holdings, Inc.	13,176	71,809
		87,353
Television — 0.2%
ION Media Networks, Inc.†(1)(11)(13)	2	1,416
Sinclair Broadcast Group, Inc., Class A	2,125	86,063
		87,479
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	450	9,666
Therapeutics — 0.2%
Axsome Therapeutics, Inc.†	875	3,413
Cara Therapeutics, Inc.†	575	10,574
Flexion Therapeutics, Inc.†	650	17,491
Neurocrine Biosciences, Inc.†	500	21,650
Proteostasis Therapeutics, Inc.†	925	7,233
Sarepta Therapeutics, Inc.†	300	8,880
Seres Therapeutics, Inc.†	1,100	12,397
Xencor, Inc.†	550	13,156

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares/ Principal Amount(12)	Value (Note 2)
COMMON STOCKS (continued)
Therapeutics (continued)
Zafgen, Inc.†	75	$350
		95,144
Tobacco — 1.4%
Alliance One International, Inc.†	300	3,855
Altria Group, Inc.	10,088	720,485
Universal Corp.	800	56,600
		780,940
Toys — 0.0%
JAKKS Pacific, Inc.†	3,975	21,863
Transactional Software — 0.1%
ACI Worldwide, Inc.†	1,750	37,433
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	200	11,090
Transport-Rail — 0.8%
CSX Corp.	9,954	463,359
Transport-Services — 0.1%
Matson, Inc.	2,050	65,108
Transport-Truck — 0.1%
ArcBest Corp.	875	22,750
Swift Transportation Co.†	1,675	34,404
USA Truck, Inc.†	1,775	13,046
YRC Worldwide, Inc.†	950	10,460
		80,660
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	1,075	15,158
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	125	7,268
Water — 0.1%
American States Water Co.	1,275	56,482
Web Hosting/Design — 0.1%
Web.com Group, Inc.†	2,175	41,977
Web Portals/ISP — 2.8%
Alphabet, Inc., Class C†	1,853	1,537,175
Wireless Equipment — 0.3%
InterDigital, Inc.	1,300	112,190
Ubiquiti Networks, Inc.†	675	33,925
		146,115
Total Common Stocks (cost $33,256,163)		40,611,086
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Diversified Banking Institutions — 0.5%
Societe Generale SA FRS 8.25% due 11/29/2018(2)	$270,000	282,463
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(1)(13)	6,000	1
Total Preferred Securities/Capital Securities (cost $290,892)		282,464
Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES — 7.5%
Diversified Financial Services — 7.5%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.15% due 01/25/2037(3)	$14,592	$13,477
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	5,000	5,024
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 2.46% due 01/15/2029*(4)	250,915	252,044
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.45% due 07/18/2027*(4)	255,000	256,013
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.56% due 10/25/2034(13)	2,555	2,437
Avery Point VI CLO, Ltd. FRS Series 2015-6A, Class A 2.48% due 08/05/2027*(4)	265,000	265,886
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.89% due 02/10/2051(5)	9,169	9,228
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(5)	20,000	20,598
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*	100,000	103,347
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	100,000	102,245
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.24% due 02/25/2036(3)	37,397	34,393
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(5)	19,549	19,687
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	2,792	2,699
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	15,000	15,036
CFCRE Commercial Mtg. Trust Series 2016-C3, Class A3 3.87% due 01/10/2048(5)	39,000	40,528
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	39,000	40,404
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(5)	20,000	20,962

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(5)	$7,579	$7,655
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.25% due 03/25/2036(3)	23,416	21,395
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	14,680	14,775
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	35,000	35,123
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(5)	43,000	44,738
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	45,267	46,348
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(5)	100,000	108,323
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.10% due 12/10/2049(5)	19,655	19,850
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	10,243	8,999
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(3)	709	619
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.87% due 06/15/2057(5)(6)	331,865	16,356
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(13)	14,448	14,637
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	176	176
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.02% due 05/25/2035(3)	37,311	36,597
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	21,863	21,875
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	50,000	50,257
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	7,000	7,003
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(5)	$46,000	$47,770
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	40,000	42,239
GSAA Home Equity Trust FRS Series 2007-4, Class A1 1.08% due 03/25/2037(13)	65,032	35,208
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.28% due 03/25/2047(3)	7,462	6,719
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.36% due 01/25/2036(3)	15,681	14,651
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 3.58% due 04/25/2035(3)	13,319	12,807
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	45,000	45,017
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	23,363	23,444
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.52% due 05/25/2035(3)	18,526	17,651
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.83% due 02/12/2049(5)	5,165	5,161
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(5)	22,368	22,636
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(5)	41,000	41,056
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(5)	39,000	40,056
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	25,000	25,919
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(5)	60,000	63,401
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(5)	12,594	12,623
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.13% due 04/15/2041(5)	25,062	25,765

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 2.32% due 10/23/2025*(4)	$250,000	$249,892
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 2.46% due 07/25/2026*(4)	270,000	270,270
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.05% due 12/25/2034(3)	9,550	9,528
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(5)	18,793	18,965
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.14% due 12/15/2047(5)(6)	98,467	5,358
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28, Class A4 3.54% due 01/15/2049(5)	39,000	39,861
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(5)	14,893	14,981
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	12,241	10,271
MortgageIT Trust FRS Series 2005-4, Class A1 1.26% due 10/25/2035(3)	46,329	42,569
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*	98,283	101,351
Nomura Asset Acceptance Corp Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.95% due 06/25/2036(3)	37,644	30,895
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)	8,397	8,368
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	100,000	99,465
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	100,000	102,408
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.08% due 02/25/2037(13)	10,315	6,178
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(7)(13)	61,515	32,651
RFMSI Series Trust VRS Series 2005-SA3, Class 1A 3.29% due 08/25/2035(3)	33,778	25,613
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	$1,190	$1,170
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	2,241	2,242
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	16,662	16,717
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.11% due 05/25/2037(13)	28,868	22,464
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.21% due 02/20/2047(3)	31,685	28,363
Shackleton 2015-VIII CLO, Ltd. FRS Series 2015-8A, Class A1 2.54% due 10/20/2027*(4)	270,000	270,320
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.23% due 11/25/2036(13)	50,000	36,650
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*	98,541	98,448
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.53% due 04/20/2027*(4)	265,000	263,687
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.12% due 11/25/2046(3)	34,808	31,334
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	30,000	31,283
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.04% due 11/25/2034(3)	1,296	1,296
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.07% due 10/25/2036(3)	13,535	12,860
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.08% due 01/25/2035(3)	28,835	28,818
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.16% due 03/25/2035(3)	20,553	20,759
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	35,000	36,906

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	$36,000	$38,227
Total Asset Backed Securities (cost $4,121,400)		4,151,025
U.S. CORPORATE BONDS & NOTES — 7.3%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	10,000	10,069
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	10,000	10,832
		20,901
Aerospace/Defense-Equipment — 0.0%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	5,000	5,070
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	30,000	30,624
Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	20,000	19,488
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	10,000	9,462
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	5,000	5,077
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	15,000	14,080
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	9,346
		57,453
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	9,977
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	10,000	12,613
General Motors Co. Senior Notes 6.60% due 04/01/2036	20,000	22,995
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	20,000	20,102
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	30,000	30,821
		96,508
Security Description	Principal Amount(12)	Value (Note 2)
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	$25,000	$25,086
Banks-Super Regional — 0.4%
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	40,000	39,976
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	25,000	25,099
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	10,000	9,574
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	70,000	70,426
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	10,000	9,685
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	35,000	36,492
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	17,184
		208,436
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	10,000	10,062
Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	15,000	15,022
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	5,000	5,033
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	30,000	30,534
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	50,000	50,560
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	25,000	26,449
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	35,000	37,825
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	10,000	9,883

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	$15,000	$13,737
		189,043
Broadcast Services/Program — 0.0%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	20,000	21,500
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	5,000	5,066
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	15,000	15,487
		20,553
Building-Heavy Construction — 0.1%
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	25,000	25,006
Building-Residential/Commercial — 0.0%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	10,000	10,450
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	5,000	5,209
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,600
		21,259
Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	11,000	11,413
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	5,000	5,175
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	10,000	10,286
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	25,000	26,363
Security Description	Principal Amount(12)	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	$10,000	$10,567
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	22,000	25,329
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	5,000	4,795
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	30,000	29,891
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	5,000	4,919
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	15,000	12,834
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	15,444
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	5,000	5,275
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	5,000	4,911
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	23,000	22,929
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	4,020
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	15,754
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	6,000	6,476
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	15,000	13,594
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	10,616
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	15,000	15,861
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	40,000	44,713
		301,165

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.38% due 03/15/2022	$10,000	$10,237
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	15,000	16,350
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	5,000	5,444
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	10,000	10,675
		32,469
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	10,000	10,125
Computer Services — 0.1%
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020(14)	45,000	46,277
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025(14)	5,000	5,194
		51,471
Computers — 0.1%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	15,000	15,179
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	13,370
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	10,000	10,247
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	5,000	5,229
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	5,000	6,458
		50,483
Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	15,000	15,412
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,412
Security Description	Principal Amount(12)	Value (Note 2)
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 4.75% due 08/01/2026*	$5,000	$5,050
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	20,000	19,819
Diversified Banking Institutions — 1.6%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	35,000	35,078
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	40,000	38,992
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	15,000	14,963
Bank of America Corp. FRS Senior Notes 3.12% due 01/20/2023	35,000	35,180
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	20,000	20,073
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	50,000	50,242
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	15,000	15,606
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	10,000	10,180
Citigroup, Inc. Senior Notes 2.55% due 04/08/2019	10,000	10,099
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	14,349
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	40,000	40,482
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	11,000	11,461
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	40,000	43,730
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	10,000	10,056
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	40,000	40,331
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	10,000	10,065
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	25,000	26,268

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	$37,000	$40,111
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	9,000	10,866
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	18,838
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	15,000	17,890
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	28,000	34,550
JPMorgan Chase & Co. FRS Senior Notes 2.27% due 10/24/2023	10,000	10,229
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	15,000	14,844
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	40,000	39,794
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	34,621
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	15,000	15,368
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	10,702
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	10,000	10,777
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	10,000	10,773
Morgan Stanley Senior Notes 1.88% due 01/05/2018	30,000	30,053
Morgan Stanley Senior Notes 2.63% due 11/17/2021	25,000	24,835
Morgan Stanley Senior Notes 2.65% due 01/27/2020	50,000	50,477
Morgan Stanley Senior Notes 3.63% due 01/20/2027	20,000	19,854
Morgan Stanley Senior Notes 3.70% due 10/23/2024	20,000	20,287
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	10,000	9,904
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	$5,000	$5,121
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	5,000	5,406
		862,455
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021	5,000	4,972
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	5,045
		10,017
Electric-Integrated — 0.2%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	3,980
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	10,000	9,338
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	10,000	9,832
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	15,000	13,458
Exelon Corp. Senior Notes 2.85% due 06/15/2020	15,000	15,196
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	15,000	15,500
Great Plains Energy, Inc. Senior Notes 3.15% due 04/01/2022	10,000	10,097
Great Plains Energy, Inc. Senior Notes 3.90% due 04/01/2027	5,000	5,049
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	5,000	4,985
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	20,000	26,340
Southern Co. Senior Notes 1.85% due 07/01/2019	5,000	4,973
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	4,867
Southern Co. Senior Notes 4.40% due 07/01/2046	5,000	4,779
		128,394

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	$40,000	$39,949
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	35,000	35,258
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	6,981
		82,188
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021*	10,000	9,878
Keysight Technologies, Inc. Senior Notes 4.60% due 04/06/2027	10,000	10,072
		19,950
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 6.50% due 06/15/2022	5,000	5,044
Navient Corp. Senior Notes 6.63% due 07/26/2021	5,000	5,175
Navient Corp. Senior Notes 7.25% due 09/25/2023	25,000	25,125
		35,344
Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	35,000	35,053
Visa, Inc. Senior Notes 2.80% due 12/14/2022	10,000	10,087
Visa, Inc. Senior Notes 4.30% due 12/14/2045	20,000	20,989
		66,129
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	10,000	10,451
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(13)	7,000	455
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(13)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(13)	10,000	1
		10,908
Security Description	Principal Amount(12)	Value (Note 2)
Finance-Other Services — 0.1%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	$15,000	$15,080
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	10,000	10,154
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	5,000	4,973
		30,207
Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	5,000	5,013
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	10,000	10,136
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	10,000	9,384
		24,533
Food-Retail — 0.0%
Kroger Co. Senior Notes 1.50% due 09/30/2019	5,000	4,925
Kroger Co. Senior Notes 2.65% due 10/15/2026	5,000	4,606
		9,531
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	15,000	14,950
Gas-Distribution — 0.0%
AmeriGas Partners LP/ AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	10,000	10,050
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	5,000	4,796
		14,846
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	20,000	20,356
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./ KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	15,000	15,900
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,107

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	$5,000	$5,150
		7,257
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	5,069
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	5,000	5,128
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	5,000	4,163
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	2,000	3,247
Internet Content-Entertainment — 0.0%
Netflix, Inc. Company Guar. Notes 4.38% due 11/15/2026*	5,000	4,913
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	5,000	5,162
Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	5,000	5,072
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	10,000	10,483
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	5,000	5,369
		20,924
Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	35,000	35,000
Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	5,000	4,959
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	5,000	4,837
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	5,000	5,108
		14,904
Security Description	Principal Amount(12)	Value (Note 2)
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	$10,000	$9,613
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	20,000	20,056
		29,669
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	5,000	4,959
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	25,000	25,111
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	16,151
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	25,000	25,002
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	15,000	15,520
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	10,000	10,443
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	5,000	5,479
		102,665
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	5,000	4,944
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	4,000	4,320
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	5,000	5,472
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	5,000	5,150
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	10,000	10,217
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	15,000	15,862
		45,965
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	10,000	10,031

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	$5,000	$5,211
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 3.38% due 11/15/2026	5,000	4,897
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	25,000	29,476
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	12,000	14,638
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	5,000	4,863
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	5,000	4,334
		58,208
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	10,000	10,050
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	15,000	14,625
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	5,000	4,716
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	5,000	5,349
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	10,000	12,097
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,495
Apache Corp. Senior Notes 4.25% due 01/15/2044	5,000	4,690
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	5,000	5,175
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	15,000	16,649
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	5,000	5,050
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	35,000	34,672
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	5,000	5,017
Security Description	Principal Amount(12)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	$10,000	$10,447
Hess Corp. Senior Notes 4.30% due 04/01/2027	10,000	9,822
Hess Corp. Senior Notes 5.80% due 04/01/2047	10,000	10,335
Hess Corp. Senior Notes 6.00% due 01/15/2040	10,000	10,279
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	20,000	23,612
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	10,000	9,930
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	10,000	9,608
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	25,000	26,313
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,837
		239,718
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	22,000	21,016
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	5,000	4,996
		26,012
Pipelines — 0.4%
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,600
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	23,000	25,645
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	15,000	14,909
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	5,000	5,098
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	20,000	19,414
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	5,000	5,504
MPLX LP Senior Notes 4.13% due 03/01/2027	5,000	4,978

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	$5,000	$4,776
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	15,000	14,379
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	15,000	15,209
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	10,000	10,198
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	15,000	15,392
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	5,000	5,495
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028*	5,000	4,939
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	10,000	10,180
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019	10,000	10,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,110
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	10,000	10,563
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	14,521
Williams Partners LP Senior Notes 3.60% due 03/15/2022	25,000	25,360
Williams Partners LP Senior Notes 4.00% due 11/15/2021	5,000	5,174
Williams Partners LP Senior Notes 4.30% due 03/04/2024	10,000	10,290
		246,284
Security Description	Principal Amount(12)	Value (Note 2)
Real Estate Investment Trusts — 0.1%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	$30,000	$30,671
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	10,000	9,974
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	10,000	9,813
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	10,000	9,788
		60,246
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	30,000	30,890
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	15,000	14,747
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	12,639
United Rentals North America, Inc. Sec. Notes 4.63% due 07/15/2023	5,000	5,150
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	5,000	5,150
		37,686
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	5,000	5,038
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	13,000	11,349
Lowe's Cos., Inc. Senior Notes 2.50% due 04/15/2026	25,000	23,746
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	15,000	13,940
		49,035
Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	25,000	25,419
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,273
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	25,000	27,582

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Drug Store (continued)
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	$4,158	$4,663
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	7,796	8,904
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	5,000	5,006
		80,847
Retail-Restaurants — 0.0%
KFC Holding Co./ Pizza Hut Holdings LLC/ Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	5,000	5,088
Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	15,000	15,055
Steel-Producers — 0.0%
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	5,000	5,375
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	30,000	30,011
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	5,000	5,064
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	10,000	10,344
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	2,000	1,760
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	9,440
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	25,000	23,327
Verizon Communications, Inc. Senior Notes 4.13% due 03/16/2027	10,000	10,169
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	22,000	20,372
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	23,000	20,539
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039*	15,000	14,610
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	10,000	9,614
Security Description	Principal Amount(12)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	$7,000	$6,641
		161,891
Television — 0.1%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	5,000	5,120
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	20,000	20,475
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	10,000	10,575
		36,170
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	15,000	15,030
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000	4,635
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	12,000	12,313
		31,978
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.13% due 06/15/2047	15,000	14,958
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	10,000	9,655
		24,613
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	15,000	13,892
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	5,000	5,121
Ryder System, Inc. Senior Notes 2.65% due 03/02/2020	10,000	10,069
		29,082
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	5,028
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	36,000	38,863
		43,891
Total U.S. Corporate Bonds & Notes (cost $4,035,987)		4,080,317

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 1.1%
Aerospace/Defense — 0.1%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	$20,000	$20,630
Banks-Commercial — 0.1%
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	19,000	20,387
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	10,000	10,500
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	10,000	9,990
Methanex Corp. Senior Notes 5.65% due 12/01/2044	5,000	4,781
		14,771
Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	25,000	26,183
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	54,284
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	5,000	5,295
		85,762
Diversified Minerals — 0.0%
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	10,000	11,537
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	15,000	15,165
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	5,000	4,845
Fortis, Inc. Senior Notes 3.06% due 10/04/2026*	5,000	4,677
		9,522
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	20,000	19,558
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	25,000	24,715
Security Description	Principal Amount(12)	Value (Note 2)
Medical-Drugs (continued)
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	$20,000	$19,301
		63,574
Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	50,000	50,218
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	35,000	35,597
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	10,000	10,116
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	10,000	10,037
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	10,000	10,258
		116,226
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	5,000	5,198
Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	10,000	10,862
Oil Companies-Exploration & Production — 0.0%
Encana Corp. Senior Notes 3.90% due 11/15/2021	5,000	5,108
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	5,363
		10,471
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	5,000	4,910
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	10,000	10,128
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	20,000	19,750
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	10,000	9,860
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027	5,000	5,286

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	$15,000	$16,271
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	11,000	11,158
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	15,000	15,146
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	15,000	15,212
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	15,000	14,507
		122,228
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000	10,075
Steel-Producers — 0.0%
ArcelorMittal
Senior Notes 6.13% due 06/01/2025	10,000	11,100
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	45,000	45,388
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000	12,538
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	10,000	10,612
Total Foreign Corporate Bonds & Notes (cost $603,562)		606,546
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	20,000	24,922
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029	30,000	30,607
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	5,613
Security Description	Principal Amount(12)	Value (Note 2)
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(13)	$75,000	$30,937
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(13)	25,000	10,313
State of California General Obligation Bonds 7.55% due 04/01/2039	50,000	73,329
State of California General Obligation Bonds 7.63% due 03/01/2040	5,000	7,322
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	4,562
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	15,000	15,398
Total Municipal Bonds & Notes (cost $204,460)		203,003
U.S. GOVERNMENT AGENCIES — 8.3%
Federal Home Loan Mtg. Corp. — 2.3%
2.50% due 01/01/2028	4,082	4,133
2.50% due 04/01/2028	12,035	12,179
2.78% due 02/01/2037 FRS	1,522	1,580
3.00% due 10/01/2042	9,831	9,815
3.00% due 11/01/2042	5,571	5,555
3.00% due 02/01/2043	17,027	16,977
3.00% due 08/01/2043	84,231	83,896
3.00% due April TBA	500,000	495,391
3.50% due 03/01/2042	3,429	3,523
3.50% due 09/01/2043	33,148	34,079
3.50% due April TBA	300,000	306,797
4.00% due 09/01/2040	6,621	6,974
4.00% due April TBA	200,000	209,328
4.50% due 01/01/2039	747	802
5.00% due 07/01/2021	14,802	15,238
5.50% due 07/01/2034	4,034	4,533
6.00% due 08/01/2036	2,098	2,368
6.50% due 05/01/2029	668	749
7.50% due 08/01/2023	48	48
7.50% due 04/01/2028	718	832
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust Series 2013-K502, Class B 2.43% due 03/25/2045 VRS*(5)	20,000	19,997
Series 2014-K503, Class B 3.00% due 10/25/2047 VRS*(5)	20,000	19,936
Series 2012-K706, Class B 4.03% due 11/25/2044 VRS*(5)	20,000	20,494
Series 2010-K8, Class B 5.25% due 09/25/2043 VRS*(5)	25,000	27,006

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(3)	$868	$864
Series 1577, Class PK 6.50% due 09/15/2023(3)	1,660	1,786
Series 1226, Class Z 7.75% due 03/15/2022(3)	279	306
		1,305,186
Federal National Mtg. Assoc. — 5.1%
2.50% due April TBA	500,000	500,234
2.50% due 02/01/2043	80,268	76,869
2.64% due 03/01/2027	24,081	23,599
2.78% due 03/01/2027	21,000	20,770
2.92% due 05/01/2037 FRS	2,517	2,656
2.97% due 06/01/2027	35,000	34,983
2.97% due 06/01/2030	40,000	38,852
3.00% due 01/01/2028	8,009	8,241
3.00% due April TBA	400,000	409,835
3.09% due 10/01/2040 FRS	2,426	2,570
3.13% due 02/01/2027	45,000	45,482
3.50% due 08/01/2026	11,597	12,082
3.50% due 09/01/2026	11,030	11,510
3.50% due 10/01/2028	14,630	15,315
3.50% due April TBA	700,000	716,023
4.00% due 11/01/2025	2,143	2,256
4.00% due 09/01/2040	5,199	5,469
4.00% due 11/01/2040	1,674	1,762
4.00% due 12/01/2040	21,645	22,781
4.00% due 10/01/2041	6,484	6,828
4.00% due 11/01/2041	7,784	8,184
4.00% due 01/01/2042	8,338	8,779
4.00% due 12/01/2043	20,207	21,416
4.00% due April TBA	200,000	209,781
4.50% due 11/01/2022	6,108	6,311
4.50% due 01/01/2039	2,166	2,326
4.50% due 06/01/2039	22,244	23,949
4.50% due 09/01/2039	4,311	4,634
4.50% due 09/01/2040	8,602	9,252
4.50% due 05/01/2041	3,547	3,806
4.50% due April TBA	200,000	214,438
5.00% due 06/01/2019	258	266
5.00% due 05/01/2035	773	846
5.00% due 06/01/2040	34,054	37,226
5.00% due 07/01/2040	7,756	8,485
5.00% due April TBA	100,000	109,267
5.50% due 11/01/2020	2,572	2,674
5.50% due 04/01/2021	37,613	39,556
5.50% due 12/01/2029	1,296	1,438
5.50% due 06/01/2035	87,144	98,208
5.50% due 08/01/2037	12,826	14,326
5.50% due 06/01/2038	6,522	7,287
6.00% due 06/01/2017	41	41
Security Description	Principal Amount(12)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.00% due 12/01/2033	$5,922	$6,774
6.00% due 05/01/2034	438	498
6.00% due 06/01/2040	167	189
6.50% due 08/01/2017	31	31
6.50% due 10/01/2037	198	220
7.00% due 06/01/2037	5,773	6,501
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C07, Class 2M2 5.33% due 04/25/2029(3)	20,143	21,286
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	8,430	8,359
Series 2017-C01, Class 1M2 4.53% due 07/25/2029 FRS(3)	10,000	10,121
		2,844,592
Government National Mtg. Assoc. — 0.9%
3.50% due April TBA	100,000	103,687
4.00% due 09/15/2041	231,845	246,140
4.50% due 06/15/2041	77,500	82,943
6.00% due 11/15/2031	46,345	52,482
7.00% due 05/15/2033	6,812	8,026
8.50% due 11/15/2017	2	2
9.00% due 11/15/2021	85	93
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(3)	143	166
Series 2005-74, Class HC 7.50% due 09/16/2035(3)	1,963	2,314
		495,853
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	6,000	6,046
Total U.S. Government Agencies (cost $4,612,979)		4,651,677
U.S. GOVERNMENT TREASURIES — 5.7%
United States Treasury Bonds — 0.7%
2.88% due 08/15/2045(8)(9)	196,000	190,082
3.00% due 05/15/2045	16,000	15,907
3.00% due 11/15/2045	46,000	45,716
3.00% due 02/15/2047	83,000	82,705
5.00% due 05/15/2037	38,000	51,107
		385,517
United States Treasury Notes — 5.0%
0.13% due 07/15/2024 TIPS(10)	362,995	359,607
0.25% due 01/15/2025 TIPS(10)	344,427	341,497
1.13% due 02/28/2019	506,000	504,854
1.13% due 09/30/2021	147,000	142,217
1.25% due 10/31/2021	211,000	205,090
1.50% due 08/15/2026	312,000	288,697
1.88% due 02/28/2022	342,000	341,265

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)		Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.88% due 03/31/2022		$423,000	$421,910
2.25% due 02/15/2027		175,000	172,765
			2,777,902
Total U.S. Government Treasuries (cost $3,195,041)			3,163,419
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2023	BRL	158,000	51,893
Government of Romania Bonds 1.35% due 02/25/2019	RON	110,000	25,657
Republic of Argentina Senior Notes 6.88% due 01/26/2027*		5,000	5,070
Republic of Hungary FRS Bonds 0.23% due 06/23/2021	HUF	12,080,000	41,027
Republic of Hungary Bonds 6.50% due 06/24/2019	HUF	3,370,000	13,233
Republic of South Africa Senior Notes 2.00% due 01/31/2025(10)	ZAR	289,806	20,891
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	435,000	23,045
Republic of Turkey Bonds 7.10% due 03/08/2023	TRY	110,224	25,430
United Mexican States Bonds 4.00% due 11/08/2046(10)	MXN	290,163	16,532
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	512,800	26,232
United Mexican States Senior Notes 5.75% due 10/12/2011		20,000	19,900
Total Foreign Government Obligations (cost $268,842)			268,910
Total Long-Term Investment Securities (cost $50,589,326)			58,018,447
SHORT-TERM INVESTMENT SECURITIES — 1.9%
Foreign Government Obligations — 0.2%
Government of Romania Bills 0.58% due 06/26/2017	RON	230,000	53,829
Republic of Argentina Treasury Bills 2.75% due 05/26/2017		10,187	10,126
Republic of Argentina Treasury Bills 3.16% due 12/15/2017		21,368	20,648
			84,603
Security Description	Principal Amount(12)	Value (Note 2)
Time Deposits — 1.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 04/03/17	$968,000	$968,000
Total Short-Term Investment Securities (cost $1,056,213)		1,052,603
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09% dated 03/31/2017, to be repurchased 04/03/2017 in the amount of $201,002 and collateralized by $210,000 of United States Treasury Notes, bearing interest at 2.13% due 03/31/2024 and having an approximate value of $208,163	201,000	201,000
Bank of America Securities LLC Joint Repurchase Agreement(15)	25,000	25,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)	30,000	30,000
BNP Paribas SA Joint Repurchase Agreement(15)	65,000	65,000
Deutsche Bank AG Joint Repurchase Agreement(15)	10,000	10,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	45,000	45,000
Total Repurchase Agreements (cost $376,000)		376,000
TOTAL INVESTMENTS (cost $52,021,539)(16)	106.9%	59,447,050
Liabilities in excess of other assets	(6.9)	(3,818,461)
NET ASSETS	100.0%	$55,628,589

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2017, the aggregate value of these securities was $3,363,909 representing 6.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Collateralized Mortgage Obligation

(4)  Collateralized Loan Obligation

(5)  Commercial Mortgage Backed Security

(6)  Interest Only

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2017.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

(8)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(10)  Principal amount of security is adjusted for inflation.

(11)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2017, the Multi-Managed Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$1,416	$708.07	0.00%

(12)  Denominated in United States dollars unless otherwise indicated.

(13)  Illiquid security. At March 31, 2017, the aggregate value of these securities was $193,349 representing 0.3% of net assets.

(14)  "Step-down" security where the rate decreases ("steps-down") at a predetermined rate. The rate reflected is as of March 31, 2017.

(15)  See Note 2 for details of Joint Repurchase Agreements.

(16)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

HUF — Hungarian Forint

MXN — Mexican Peso

RON — Romanian Leu

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2017	Unrealized Appreciation (Depreciation)
1	Short	Long Gilt Future	June 2017	$159,254	$159,845	$(591)
5	Long	Russell 2000 Mini Index	June 2017	342,752	346,100	3,348
13	Short	U.S. Treasury 10 Year Notes	June 2017	1,613,972	1,619,313	(5,341)
6	Short	U.S. Treasury 2 Year Notes	June 2017	1,298,156	1,298,719	(563)
9	Long	U.S. Treasury 5 Year Notes	June 2017	1,057,523	1,059,539	2,016
3	Long	U.S. Treasury Long Bonds	June 2017	448,372	452,531	4,159
1	Long	U.S. Treasury Ultra Bonds	June 2017	157,594	160,625	3,031
						$6,059

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	HUF	10,002,000	USD	34,419	06/21/2017	$—	$(249)
Barclays Bank PLC	HUF	3,969,000	USD	13,646	06/21/2017	—	(111)
	PHP	1,710,000	USD	33,483	06/21/2017	—	(412)
	USD	16,971	PHP	855,000	06/21/2017	—	(23)
						—	(546)
BNP Paribas SA	RON	40,000	USD	10,198	08/28/2017	799	—
	USD	16,922	TRY	65,000	06/21/2017	565	—
						1,364	—

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	RON	230,000	USD	57,422	06/26/2017	$3,441	$—
	TRY	97,000	USD	25,304	06/21/2017	—	(792)
	USD	4,344	EGP	75,000	06/21/2017	—	(232)
	USD	4,504	GHS	22,000	06/21/2017	364	—
	USD	8,986	ZMW	89,000	06/21/2017	—	(38)
	USD	2,102	EGP	39,000	03/06/2018	—	(95)
	USD	5,349	EGP	105,000	03/29/2018	26	—
	ZAR	208,000	USD	15,898	06/21/2017	601	—
						4,432	(1,157)
Credit Suisse AG	HUF	1,890,000	USD	6,520	06/21/2017	—	(31)
Deutsche Bank AG	TRY	65,000	USD	16,906	06/21/2017	—	(581)
Goldman Sachs International	MXN	47,000	USD	2,470	06/21/2017	—	(11)
	TRY	63,000	USD	16,515	06/21/2017	—	(434)
	USD	1,687	EGP	32,000	03/06/2018	—	(40)
						—	(485)
HSBC Bank USA	TRY	62,000	USD	16,191	06/21/2017	—	(489)
	USD	16,887	PHP	855,000	06/21/2017	61	—
	USD	17,150	THB	600,000	06/21/2017	301	—
	USD	16,749	TRY	65,000	06/21/2017	738	—
	ZAR	104,000	USD	7,677	06/21/2017	28	—
						1,128	(489)
JPMorgan Chase Bank	RON	70,000	USD	17,866	08/28/2017	1,419	—
	THB	1,203,000	USD	34,454	06/21/2017	—	(535)
	USD	17,115	THB	600,000	06/21/2017	336	—
	USD	16,636	TRY	63,000	06/21/2017	313	—
	ZAR	287,000	USD	21,685	06/21/2017	578	—
						2,646	(535)
Morgan Stanley and Co., Inc.	BRL	161,000	USD	50,802	06/21/2017	277	—
	USD	50,916	BRL	162,000	06/21/2017	—	(78)
	USD	8,710	CNH	60,000	06/21/2017	—	(30)
	USD	16,726	TRY	62,000	06/21/2017	—	(46)
						277	(154)
Royal Bank of Canada	MXN	488,000	USD	24,337	06/21/2017	—	(1,420)
Standard Chartered Bank	COP	60,113,000	USD	19,717	06/21/2017	—	(974)
	TRY	65,000	USD	16,907	06/21/2017	—	(580)
	USD	8,677	CNH	60,000	06/21/2017	3	—
	USD	896	EGP	16,000	06/21/2017	—	(19)
	USD	4,713	GHS	23,000	06/21/2017	376	—
	USD	1,287	ZMW	13,000	06/21/2017	20	—
						399	(1,573)
State Street Bank and Trust Co.	BRL	151,000	USD	46,523	06/21/2017	—	(864)
	JPY	20,000,000	USD	171,059	04/14/2017	—	(8,648)
	MXN	262,000	USD	13,613	06/21/2017	—	(216)
						—	(9,728)
Net Unrealized Appreciation (Depreciation)						$10,246	$(16,948)

BRL — Brazilian Real
CNH — Yuan Renminbi Offshore
COP — Columbian Peso
EGP — Egyptian Pound
GHS — Ghana Cedi
HUF — Hungarian Forint
JPY — Japanese Yen
MXN — Mexican Peso
PHP — Philippine Peso
RON — Romanian Leu
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand
ZMW — Zambian Kwacha

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
MXN	220	12/30/2026	28 Day Mexico Interbank TIIE	8.27%	$—	$(740)
			1 Year USD Federal Funds —
USD	75	11/14/2026	H.15-OIS-COMPOUND	1.63	—	2,430
						$1,690

Over the Counter Cross-Currency Interest Rate Swap Contracts

		Rates Exchanged		Value
Swap Counterparty	Termination Date	Receive	Pay	Notional Amount of Currency Received (000's)	Notional Amount of Currency Delivered (000's)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	09/20/2022	4.59% based on the notional amount of currency received	3 Month LIBOR based on the notional amount of currency delivered	CHN 125	$18	$(16)

CNH — Yuan Renminbi Offshore

LIBOR — London Interbank Offered rate

MXN — Mexican Peso

OIS — Overnight Index Swap

TIIE — Interbank Equilibrium Interest Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$86,063	$—	$1,416	$87,479
Other Industries	40,523,607	—	—	40,523,607
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	282,463	—	282,463
Asset Backed Securities	—	4,151,025	—	4,151,025
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	10,906	2	10,908
Other Industries	—	4,069,409	—	4,069,409
Foreign Corporate Bonds & Notes	—	606,546	—	606,546
Municipal Bond & Notes	—	203,003	—	203,003
U.S. Government Agencies	—	4,651,677	—	4,651,677
U.S. Government Treasuries	—	3,163,419	—	3,163,419
Foreign Government Obligations	—	268,910	—	268,910
Short-Term Investment Securities	—	1,052,603	—	1,052,603
Repurchase Agreements	—	376,000	—	376,000
Total Investments at Value	$40,609,670	$18,835,961	$1,419	$59,447,050
Other Financial Instruments:†
Futures Contracts	$12,554	$—	$—	$12,554
Forward Foreign Currency Contracts	—	10,246	—	10,246
Centrally Cleared Interest Rate Swap Contracts	—	2,430	—	2,430
Total Other Financial Instruments	$12,554	$12,676	$—	$25,230

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$6,495	$—	$—	$6,495
Forward Foreign Currency Contracts	—	16,948	—	16,948
Centrally Cleared Interest Rate Swap Contracts	—	740	—	740
Over the Counter Cross-Currency Interest Rate Swap Contracts	—	16	—	16
Total Other Financial Instruments	$6,495	$17,704	$—	$24,199

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
Diversified Financial Services	12.1%
Federal National Mtg. Assoc.	9.0
United States Treasury Notes	8.6
Federal Home Loan Mtg. Corp.	3.6
Diversified Banking Institutions	3.5
Medical-Biomedical/Gene	3.1
Real Estate Investment Trusts	2.5
Medical-Drugs	2.5
Applications Software	2.4
Banks-Commercial	2.3
Web Portals/ISP	2.1
Finance-Credit Card	1.8
Cable/Satellite TV	1.7
Government National Mtg. Assoc.	1.5
E-Commerce/Products	1.4
Computers	1.3
Electronic Components-Semiconductors	1.3
Tobacco	1.3
Internet Content-Entertainment	1.2
Retail-Restaurants	1.2
Oil Companies-Exploration & Production	1.2
Medical-HMO	1.2
Aerospace/Defense	1.2
Time Deposits	1.1
Multimedia	1.1
Sovereign	1.0
Diversified Manufacturing Operations	0.8
Entertainment Software	0.8
Enterprise Software/Service	0.8
Beverages-Non-alcoholic	0.8
Retail-Building Products	0.8
Medical-Hospitals	0.8
Retail-Discount	0.8
Transport-Rail	0.7
Electronic Forms	0.7
Pipelines	0.7
Electronic Components-Misc.	0.7
Computer Services	0.7
Consulting Services	0.7
Commercial Services	0.7
Electric-Integrated	0.6
Municipal Bonds & Notes	0.6
Building Products-Cement	0.6
Telephone-Integrated	0.6
Medical Instruments	0.6
Athletic Footwear	0.6
Airlines	0.6
Computer Aided Design	0.6
United States Treasury Bonds	0.6
Banks-Super Regional	0.6
Auto/Truck Parts & Equipment-Original	0.6
Brewery	0.5
Containers-Paper/Plastic	0.5
Industrial Gases	0.5
Medical Products	0.5
Cosmetics & Toiletries	0.5
E-Commerce/Services	0.5
Electronic Connectors	0.5
Cellular Telecom	0.5
Finance-Other Services	0.5
Electric Products-Misc.	0.5%
Finance-Investment Banker/Broker	0.5
Food-Retail	0.4
Savings & Loans/Thrifts	0.4
Retail-Apparel/Shoe	0.4
Medical Information Systems	0.4
Insurance-Property/Casualty	0.4
Instruments-Controls	0.4
Commercial Services-Finance	0.4
Medical-Generic Drugs	0.4
Oil Companies-Integrated	0.4
Finance-Consumer Loans	0.4
Retail-Auto Parts	0.4
Diagnostic Equipment	0.4
Food-Catering	0.4
Agricultural Chemicals	0.3
Food-Confectionery	0.3
Retail-Gardening Products	0.3
Repurchase Agreements	0.3
Telecommunication Equipment	0.3
Auto-Cars/Light Trucks	0.3
Recreational Vehicles	0.3
Oil-Field Services	0.3
Foreign Government Obligations	0.3
Food-Misc./Diversified	0.3
Television	0.3
Building-Heavy Construction	0.3
Wireless Equipment	0.2
Data Processing/Management	0.2
Energy-Alternate Sources	0.2
Apparel Manufacturers	0.2
Engineering/R&D Services	0.2
Computer Software	0.2
Rubber-Tires	0.2
Satellite Telecom	0.2
Office Supplies & Forms	0.2
Cruise Lines	0.2
Transport-Services	0.2
Human Resources	0.2
Retail-Drug Store	0.2
Insurance-Life/Health	0.2
Semiconductor Equipment	0.2
Real Estate Operations & Development	0.2
Building & Construction Products-Misc.	0.2
Machinery-General Industrial	0.2
Aerospace/Defense-Equipment	0.2
Printing-Commercial	0.2
Therapeutics	0.2
Building-Residential/Commercial	0.2
Electric-Generation	0.2
Chemicals-Specialty	0.1
Medical-Wholesale Drug Distribution	0.1
Rubber/Plastic Products	0.1
Rental Auto/Equipment	0.1
Gas-Distribution	0.1
Power Converter/Supply Equipment	0.1
Steel-Producers	0.1
Transport-Truck	0.1
Trucking/Leasing	0.1
Semiconductor Components-Integrated Circuits	0.1

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited) (continued)

Industry Allocation* (continued)
Patient Monitoring Equipment	0.1%
Home Furnishings	0.1
Racetracks	0.1
Metal Products-Distribution	0.1
Independent Power Producers	0.1
Financial Guarantee Insurance	0.1
Networking Products	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Water	0.1
Drug Delivery Systems	0.1
Engines-Internal Combustion	0.1
Retail-Home Furnishings	0.1
Distribution/Wholesale	0.1
Oil Refining & Marketing	0.1
Poultry	0.1
Web Hosting/Design	0.1
Banks-Mortgage	0.1
Food-Dairy Products	0.1
Building & Construction-Misc.	0.1
Transactional Software	0.1
Telecom Services	0.1
Broadcast Services/Program	0.1
Hotels/Motels	0.1
Chemicals-Fibers	0.1
Medical-Outpatient/Home Medical	0.1
Food-Flour & Grain	0.1
Retail-Hair Salons	0.1
Electronic Measurement Instruments	0.1
Housewares	0.1
Retail-Pawn Shops	0.1
Retail-Vitamins & Nutrition Supplements	0.1
111.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 58.0%
Aerospace/Defense — 1.0%
General Dynamics Corp.	2,554	$478,109
Northrop Grumman Corp.	1,219	289,927
Teledyne Technologies, Inc.†	823	104,076
		872,112
Aerospace/Defense-Equipment — 0.2%
AAR Corp.	900	30,267
Curtiss-Wright Corp.	750	68,445
Moog, Inc., Class A†	675	45,461
		144,173
Agricultural Chemicals — 0.3%
Monsanto Co.	2,710	306,772
Airlines — 0.5%
Alaska Air Group, Inc.	450	41,499
United Continental Holdings, Inc.†	5,945	419,955
		461,454
Apparel Manufacturers — 0.2%
Carter's, Inc.	2,214	198,817
Applications Software — 2.2%
Bazaarvoice, Inc.†	9,400	40,420
Microsoft Corp.	18,769	1,236,126
Progress Software Corp.	4,875	141,619
salesforce.com, Inc.†	6,926	571,326
		1,989,491
Athletic Footwear — 0.6%
NIKE, Inc., Class B	9,620	536,123
Auto-Truck Trailers — 0.0%
Wabash National Corp.	575	11,897
Auto/Truck Parts & Equipment-Original — 0.6%
American Axle & Manufacturing Holdings, Inc.†	400	7,512
Delphi Automotive PLC	4,642	373,635
Tenneco, Inc.	1,850	115,477
		496,624
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,800	85,820
B2B/E-Commerce — 0.0%
ePlus, Inc.†	250	33,762
Banks-Commercial — 1.8%
1st Source Corp.	585	27,466
BancFirst Corp.	900	80,910
BancorpSouth, Inc.	2,425	73,356
Capital Bank Financial Corp., Class A	1,900	82,460
Cathay General Bancorp, Class B	950	35,796
Central Pacific Financial Corp.	3,000	91,620
Central Valley Community Bancorp	225	4,613
Chemical Financial Corp.	375	19,181
Citizens & Northern Corp.	250	5,820
City Holding Co.	600	38,688
CVB Financial Corp.	3,900	86,151
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
East West Bancorp, Inc.	43	$2,219
FCB Financial Holdings, Inc., Class A†	4,475	221,736
First Commonwealth Financial Corp.	3,950	52,377
First Community Bancshares, Inc.	275	6,867
First Financial Bancorp	600	16,470
First Hawaiian, Inc.	875	26,180
First Interstate BancSystem, Inc., Class A	625	24,781
Fulton Financial Corp.	1,025	18,296
Great Western Bancorp, Inc.	300	12,723
Guaranty Bancorp	400	9,740
Hope Bancorp, Inc.	1,933	37,056
IBERIABANK Corp.	559	44,217
Independent Bank Corp.	825	17,078
Independent Bank Corp./ Rockland Trust Co.	125	8,125
Kearny Financial Corp.	3,000	45,150
MainSource Financial Group, Inc.	300	9,879
OFG Bancorp	2,125	25,075
PacWest Bancorp	650	34,619
Sierra Bancorp	275	7,543
Simmons First National Corp., Class A	375	20,681
Southside Bancshares, Inc.	173	5,808
Southwest Bancorp, Inc.	200	5,230
Suffolk Bancorp	797	32,207
TCF Financial Corp.	2,425	41,273
Trustmark Corp.	825	26,227
UMB Financial Corp.	575	43,303
Union Bankshares Corp.	2,834	99,700
Webster Financial Corp.	550	27,522
West Bancorporation, Inc.	400	9,180
Westamerica Bancorporation	2,325	129,805
		1,607,128
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	1,450	60,450
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	230	7,475
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	17,199	729,926
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	1,400	57,680
Ply Gem Holdings, Inc.†	1,725	33,982
		91,662
Building & Construction-Misc. — 0.1%
MYR Group, Inc.†	1,375	56,375
Building Products-Cement — 0.6%
Continental Building Products, Inc.†	3,800	93,100
Vulcan Materials Co.	3,800	457,824
		550,924

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Doors & Windows — 0.0%
JELD-WEN Holding, Inc.†	550	$18,068
Building-Heavy Construction — 0.1%
MasTec, Inc.†	1,200	48,060
Building-Residential/Commercial — 0.1%
Taylor Morrison Home Corp., Class A†	1,875	39,975
UCP, Inc., Class A†	425	4,314
		44,289
Cable/Satellite TV — 0.8%
Comcast Corp., Class A	19,841	745,823
Casino Services — 0.0%
Scientific Games Corp., Class A†	675	15,964
Cellular Telecom — 0.4%
T-Mobile US, Inc.†	5,547	358,281
Chemicals-Diversified — 0.0%
Koppers Holdings, Inc.†	750	31,763
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	3,775	50,774
Chemicals-Other — 0.0%
American Vanguard Corp.	800	13,280
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	1,225	93,835
OMNOVA Solutions, Inc.†	2,825	27,967
		121,802
Circuit Boards — 0.0%
TTM Technologies, Inc.†	200	3,226
Coal — 0.0%
Westmoreland Coal Co.†	200	2,904
Commercial Services — 0.7%
CoStar Group, Inc.†	1,084	224,626
HMS Holdings Corp.†	2,450	49,808
Medifast, Inc.	150	6,656
ServiceMaster Global Holdings, Inc.†	7,268	303,439
		584,529
Commercial Services-Finance — 0.4%
Equifax, Inc.	1,454	198,820
Euronet Worldwide, Inc.†	275	23,518
EVERTEC, Inc.	375	5,962
MarketAxess Holdings, Inc.	500	93,745
		322,045
Computer Aided Design — 0.6%
Aspen Technology, Inc.†	3,325	195,909
Cadence Design Systems, Inc.†	10,730	336,922
		532,831
Computer Data Security — 0.0%
Qualys, Inc.†	500	18,950
Security Description	Shares	Value (Note 2)
Computer Services — 0.6%
Amdocs, Ltd.	4,215	$257,073
Barracuda Networks, Inc.†	1,475	34,087
Convergys Corp.	1,875	39,656
Science Applications International Corp.	900	66,960
Unisys Corp.†	7,625	106,369
		504,145
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	5,297	187,514
Computers — 1.2%
Apple, Inc.	7,424	1,066,532
Nutanix, Inc., Class A†	1,450	27,216
		1,093,748
Consulting Services — 0.7%
Franklin Covey Co.†	1,175	23,735
Gartner, Inc.†	1,800	194,382
Huron Consulting Group, Inc.†	3,325	139,982
Verisk Analytics, Inc.†	3,020	245,043
		603,142
Containers-Paper/Plastic — 0.5%
Graphic Packaging Holding Co.	7,425	95,560
Sealed Air Corp.	8,188	356,833
		452,393
Cosmetics & Toiletries — 0.5%
Estee Lauder Cos., Inc., Class A	5,391	457,103
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	3,619	183,592
Data Processing/Management — 0.2%
CSG Systems International, Inc.	1,950	73,730
Fair Isaac Corp.	875	112,831
		186,561
Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	1,778	273,101
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	225	14,018
Distribution/Wholesale — 0.1%
Essendant, Inc.	675	10,226
ScanSource, Inc.†	175	6,869
Titan Machinery, Inc.†	3,425	52,539
		69,634
Diversified Manufacturing Operations — 0.8%
A.O. Smith Corp.	5,326	272,478
Actuant Corp., Class A	2,825	74,439
Illinois Tool Works, Inc.	3,104	411,187
		758,104

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Drug Delivery Systems — 0.1%
Heron Therapeutics, Inc.†	500	$7,500
Nektar Therapeutics†	2,525	59,262
Revance Therapeutics, Inc.†	750	15,600
		82,362
E-Commerce/Products — 1.4%
Amazon.com, Inc.†	1,410	1,250,021
E-Commerce/Services — 0.5%
Priceline Group, Inc.†	231	411,173
RetailMeNot, Inc.†	5,075	41,108
		452,281
E-Marketing/Info — 0.0%
Liquidity Services, Inc.†	975	7,800
Electric Products-Misc. — 0.5%
AMETEK, Inc.	7,304	395,000
Graham Corp.	400	9,200
		404,200
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	800	25,560
Electric-Generation — 0.1%
Atlantic Power Corp.†	14,800	39,220
Electric-Integrated — 0.2%
Avista Corp.	275	10,739
El Paso Electric Co.	1,150	58,075
NorthWestern Corp.	300	17,610
PNM Resources, Inc.	850	31,450
Portland General Electric Co.	2,000	88,840
		206,714
Electronic Components-Misc. — 0.7%
Bel Fuse, Inc., Class B	975	24,911
Benchmark Electronics, Inc.†	4,625	147,075
Flex, Ltd.†	12,627	212,134
Knowles Corp.†	4,175	79,116
Sanmina Corp.†	1,475	59,885
Stoneridge, Inc.†	3,675	66,665
Vishay Intertechnology, Inc.	3,625	59,631
		649,417
Electronic Components-Semiconductors — 1.1%
Alpha & Omega Semiconductor, Ltd.†	2,656	45,657
InvenSense, Inc.†	3,350	42,311
Microchip Technology, Inc.	3,741	276,011
Silicon Laboratories, Inc.†	200	14,710
Synaptics, Inc.†	1,950	96,544
Texas Instruments, Inc.	4,532	365,098
Xperi Corp.	3,850	130,707
		971,038
Electronic Connectors — 0.5%
Amphenol Corp., Class A	6,265	445,880
Electronic Forms — 0.7%
Adobe Systems, Inc.†	5,119	666,135
Security Description	Shares	Value (Note 2)
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	250	$23,475
Energy-Alternate Sources — 0.2%
Renewable Energy Group, Inc.†	3,775	39,449
REX American Resources Corp.†	1,950	176,455
		215,904
Engineering/R&D Services — 0.2%
EMCOR Group, Inc.	2,425	152,654
VSE Corp.	1,025	41,820
		194,474
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,575	80,259
Enterprise Software/Service — 0.8%
Alteryx, Inc., Class A†	550	8,596
Blackline, Inc.†	175	5,208
Coupa Software, Inc.†	875	22,225
Manhattan Associates, Inc.†	475	24,724
MuleSoft, Inc., Class A†	800	19,464
Tyler Technologies, Inc.†	2,285	353,170
Ultimate Software Group, Inc.†	1,624	317,021
		750,408
Entertainment Software — 0.8%
Activision Blizzard, Inc.	10,098	503,487
Take-Two Interactive Software, Inc.†	4,175	247,452
		750,939
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	100	19,941
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	800	35,088
Regional Management Corp.†	200	3,886
Synchrony Financial	5,983	205,217
		244,191
Finance-Credit Card — 1.6%
MasterCard, Inc., Class A	5,554	624,659
Visa, Inc., Class A	8,944	794,853
		1,419,512
Finance-Investment Banker/Broker — 0.4%
Houlihan Lokey, Inc.	125	4,306
KCG Holdings, Inc., Class A†	1,400	24,962
Stifel Financial Corp.†	725	36,388
TD Ameritrade Holding Corp.	6,945	269,883
		335,539
Finance-Other Services — 0.4%
Intercontinental Exchange, Inc.	4,301	257,501
WageWorks, Inc.†	1,150	83,145
		340,646

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	5,725	$48,490
MGIC Investment Corp.†	2,475	25,072
NMI Holdings, Inc., Class A†	1,150	13,110
		86,672
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	225	8,123
Food-Catering — 0.4%
Aramark	8,438	311,109
Food-Confectionery — 0.3%
Hershey Co.	2,729	298,143
Food-Dairy Products — 0.1%
Dean Foods Co.	2,875	56,522
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	550	48,136
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	10,050	145,926
Food-Retail — 0.4%
Ingles Markets, Inc., Class A	1,000	43,150
Kroger Co.	11,289	332,913
		376,063
Footwear & Related Apparel — 0.0%
Iconix Brand Group, Inc.†	2,400	18,048
Gas-Distribution — 0.1%
Southwest Gas Corp.	575	47,673
Spire, Inc.	675	45,563
		93,236
Golf — 0.0%
Acushnet Holdings Corp.†	500	8,640
Home Furnishings — 0.1%
Leggett & Platt, Inc.	950	47,804
Select Comfort Corp.†	2,375	58,876
		106,680
Hotels/Motels — 0.1%
La Quinta Holdings, Inc.†	3,225	43,602
Housewares — 0.1%
NACCO Industries, Inc., Class A	600	41,880
Human Resources — 0.2%
Barrett Business Services, Inc.	1,950	106,509
Cross Country Healthcare, Inc.†	2,125	30,515
Insperity, Inc.	375	33,244
TriNet Group, Inc.†	325	9,392
		179,660
Independent Power Producers — 0.1%
Dynegy, Inc.†	5,750	45,195
Ormat Technologies, Inc.	650	37,102
		82,297
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	3,475	470,133
Security Description	Shares	Value (Note 2)
Instruments-Controls — 0.4%
Sensata Technologies Holding NV†	7,990	$348,923
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	375	8,861
CNO Financial Group, Inc.	3,350	68,675
Primerica, Inc.	975	80,145
		157,681
Insurance-Multi-line — 0.0%
Kemper Corp.	775	30,923
Insurance-Property/Casualty — 0.4%
Ambac Financial Group, Inc.†	175	3,301
First American Financial Corp.	625	24,550
Global Indemnity, Ltd.†	225	8,660
Navigators Group, Inc.	925	50,227
ProAssurance Corp.	725	43,681
Progressive Corp.	5,472	214,393
Stewart Information Services Corp.	150	6,627
Universal Insurance Holdings, Inc.	275	6,738
		358,177
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	275	14,314
Internet Content-Entertainment — 1.2%
Facebook, Inc., Class A†	7,651	1,086,825
Internet Content-Information/News — 0.0%
DHI Group, Inc.†	1,925	7,604
Internet Security — 0.0%
VASCO Data Security International, Inc.†	1,000	13,500
Zix Corp.†	4,425	21,284
		34,784
Investment Companies — 0.0%
Acacia Research Corp.†	6,575	37,806
Investment Management/Advisor Services — 0.0%
Federated Investors, Inc., Class B	350	9,219
Virtus Investment Partners, Inc.	200	21,180
		30,399
Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	1,101	27,536
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	275	10,788
Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	825	51,026
DXP Enterprises, Inc.†	1,475	55,859
Kadant, Inc.	775	45,996
		152,881

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Information Systems — 0.4%
athenahealth, Inc.†	3,201	$360,721
Medical Instruments — 0.5%
Boston Scientific Corp.†	16,023	398,492
Halyard Health, Inc.†	1,725	65,705
		464,197
Medical Products — 0.4%
Cooper Cos., Inc.	922	184,299
Orthofix International NV†	1,925	73,439
Surmodics, Inc.†	1,027	24,699
Wright Medical Group NV†	3,300	102,696
		385,133
Medical-Biomedical/Gene — 3.0%
Aduro Biotech, Inc.†	150	1,613
Alder Biopharmaceuticals, Inc.†	6,133	127,566
AMAG Pharmaceuticals, Inc.†	275	6,201
Amgen, Inc.	3,957	649,225
AnaptysBio, Inc.†	600	16,650
Ardelyx, Inc.†	300	3,795
Audentes Therapeutics, Inc.†	225	3,834
Bellicum Pharmaceuticals, Inc.†	1,175	14,500
Biogen, Inc.†	1,848	505,280
Blueprint Medicines Corp.†	350	13,997
Cambrex Corp.†	275	15,139
Celgene Corp.†	4,705	585,443
CytomX Therapeutics, Inc.†	1,325	22,883
Edge Therapeutics, Inc.†	1,000	9,110
Exelixis, Inc.†	725	15,711
FibroGen, Inc.†	825	20,336
Five Prime Therapeutics, Inc.†	400	14,460
Halozyme Therapeutics, Inc.†	1,200	15,552
Idera Pharmaceuticals, Inc.†	1,800	4,446
Infinity Pharmaceuticals, Inc.†	1,850	5,976
Karyopharm Therapeutics, Inc.†	1,450	18,618
Kite Pharma, Inc.†	350	27,471
Lexicon Pharmaceuticals, Inc.†	1,425	20,435
Prothena Corp. PLC†	750	41,842
Puma Biotechnology, Inc.†	325	12,090
Regeneron Pharmaceuticals, Inc.†	1,190	461,137
Sage Therapeutics, Inc.†	275	19,544
Selecta Biosciences, Inc.†	925	13,246
Spark Therapeutics, Inc.†	200	10,668
Tokai Pharmaceuticals, Inc.†	825	689
Ultragenyx Pharmaceutical, Inc.†	625	42,362
Versartis, Inc.†	500	10,675
		2,730,494
Security Description	Shares	Value (Note 2)
Medical-Drugs — 2.2%
ACADIA Pharmaceuticals, Inc.†	925	$31,801
Adamas Pharmaceuticals, Inc.†	900	15,750
Aimmune Therapeutics, Inc.†	1,450	31,508
Allergan PLC	1,909	456,098
Amicus Therapeutics, Inc.†	5,675	40,463
Chimerix, Inc.†	375	2,393
Clovis Oncology, Inc.†	775	49,344
Coherus Biosciences, Inc.†	700	14,805
Eli Lilly & Co.	8,078	679,441
Global Blood Therapeutics, Inc.†	875	32,244
Horizon Pharma PLC†	700	10,346
Immune Design Corp.†	1,325	9,010
Jazz Pharmaceuticals PLC†	1,572	228,144
Jounce Therapeutics, Inc.†	475	10,445
MyoKardia, Inc.†	725	9,534
Ophthotech Corp.†	400	1,464
Pacira Pharmaceuticals, Inc.†	750	34,200
Pfizer, Inc.	6,874	235,160
Prestige Brands Holdings, Inc.†	325	18,057
Ra Pharmaceuticals, Inc.†	300	6,387
Radius Health, Inc.†	525	20,291
Reata Pharmaceuticals, Inc., Class A†	575	13,024
Synergy Pharmaceuticals, Inc.†	6,275	29,241
TESARO, Inc.†	50	7,694
TG Therapeutics, Inc.†	2,000	23,300
		2,010,144
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	975	14,138
AveXis, Inc.†	275	20,908
		35,046
Medical-HMO — 0.9%
Aetna, Inc.	3,856	491,833
Molina Healthcare, Inc.†	1,525	69,540
Tivity Health, Inc.†	4,825	140,408
Triple-S Management Corp., Class B†	1,925	33,822
UnitedHealth Group, Inc.	1	83
WellCare Health Plans, Inc.†	375	52,579
		788,265
Medical-Hospitals — 0.7%
Envision Healthcare Corp.†	2,524	154,771
Quorum Health Corp.†	12,550	68,272
Universal Health Services, Inc., Class B	2,884	358,914
		581,957
Medical-Nursing Homes — 0.0%
Genesis Healthcare, Inc.†	4,200	11,088

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Outpatient/Home Medical — 0.1%
Civitas Solutions, Inc.†	2,625	$48,169
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	3,625	125,425
Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	800	14,848
Worthington Industries, Inc.	1,900	85,671
		100,519
Motion Pictures & Services — 0.0%
Eros International PLC†	2,675	27,553
Multimedia — 0.9%
Walt Disney Co.	7,431	842,601
Networking Products — 0.1%
Black Box Corp.	2,150	19,243
Extreme Networks, Inc.†	5,275	39,615
NETGEAR, Inc.†	550	27,252
		86,110
Office Furnishings-Original — 0.0%
Interface, Inc.	707	13,468
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	14,100	185,415
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	3,500	6,125
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp.	2,059	127,658
Antero Resources Corp.†	2,682	61,176
Bill Barrett Corp.†	11,775	53,576
Denbury Resources, Inc.†	14,725	37,990
EP Energy Corp., Class A†	8,969	42,603
Northern Oil and Gas, Inc.†	100	260
Sanchez Energy Corp.†	3,625	34,583
Unit Corp.†	1,350	32,616
		390,462
Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	150	5,603
Oil-Field Services — 0.3%
Archrock, Inc.	1,387	17,199
MRC Global, Inc.†	4,925	90,275
NOW, Inc.†	2,900	49,184
Pioneer Energy Services Corp.†	1,475	5,900
SEACOR Holdings, Inc.†	1,200	83,028
		245,586
Paper & Related Products — 0.0%
Domtar Corp.	450	16,434
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	1,150	107,249
Pollution Control — 0.0%
CECO Environmental Corp.	3,150	33,106
Poultry — 0.1%
Pilgrim's Pride Corp.	1,850	41,634
Sanderson Farms, Inc.	225	23,364
		64,998
Security Description	Shares	Value (Note 2)
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	1,275	$87,414
Powell Industries, Inc.	1,000	34,440
		121,854
Printing-Commercial — 0.2%
ARC Document Solutions, Inc.†	875	3,019
Deluxe Corp.	1,175	84,799
Ennis, Inc.	3,300	56,100
		143,918
Protection/Safety — 0.0%
Landauer, Inc.	725	35,344
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	1,825	18,524
Racetracks — 0.1%
Penn National Gaming, Inc.†	4,575	84,317
Speedway Motorsports, Inc.	925	17,427
		101,744
Real Estate Investment Trusts — 2.3%
American Assets Trust, Inc.	1,050	43,932
American Tower Corp.	5,419	658,625
Armada Hoffler Properties, Inc.	150	2,084
Ashford Hospitality Trust, Inc.	7,000	44,590
Capstead Mtg. Corp.	6,650	70,091
CBL & Associates Properties, Inc.	1,150	10,971
CoreSite Realty Corp.	2,075	186,854
CubeSmart	750	19,470
CyrusOne, Inc.	225	11,581
CYS Investments, Inc.	16,400	130,380
DCT Industrial Trust, Inc.	893	42,971
DiamondRock Hospitality Co.	1,125	12,544
EastGroup Properties, Inc.	500	36,765
EPR Properties	50	3,682
Equity LifeStyle Properties, Inc.	275	21,192
First Industrial Realty Trust, Inc.	550	14,647
Franklin Street Properties Corp.	975	11,837
Gladstone Commercial Corp.	225	4,651
Government Properties Income Trust	1,050	21,976
Hersha Hospitality Trust	1,950	36,640
Highwoods Properties, Inc.	425	20,880
Hospitality Properties Trust	1,150	36,259
LTC Properties, Inc.	1,800	86,220
Mack-Cali Realty Corp.	1,000	26,940
Mid-America Apartment Communities, Inc.	330	33,574
Monogram Residential Trust, Inc.	1,000	9,970

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
National Retail Properties, Inc.	150	$6,543
Pennsylvania Real Estate Investment Trust	600	9,084
Potlatch Corp.	1,575	71,977
PS Business Parks, Inc.	200	22,952
Ramco-Gershenson Properties Trust	2,075	29,091
RLJ Lodging Trust	5,375	126,366
Saul Centers, Inc.	550	33,891
Silver Bay Realty Trust Corp.	250	5,368
Simon Property Group, Inc.	1,027	176,675
Summit Hotel Properties, Inc.	350	5,593
Taubman Centers, Inc.	375	24,757
		2,111,623
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	350	15,582
Forestar Group, Inc.†	4,500	61,425
St. Joe Co.†	225	3,836
		80,843
Recreational Vehicles — 0.3%
Polaris Industries, Inc.	3,097	259,529
Rental Auto/Equipment — 0.0%
Aaron's, Inc.	550	16,357
Research & Development — 0.0%
INC Research Holdings, Inc., Class A†	700	32,095
Retail-Apparel/Shoe — 0.4%
Children's Place, Inc.	1,720	206,486
L Brands, Inc.	3,623	170,643
		377,129
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	457	330,434
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	2,025	19,420
Retail-Building Products — 0.7%
Lowe's Cos., Inc.	7,107	584,266
Retail-Discount — 0.8%
Big Lots, Inc.	1,500	73,020
Costco Wholesale Corp.	3,646	611,398
		684,418
Retail-Gardening Products — 0.3%
Tractor Supply Co.	4,159	286,846
Retail-Hair Salons — 0.1%
Regis Corp.†	3,900	45,708
Retail-Home Furnishings — 0.1%
Pier 1 Imports, Inc.	10,850	77,686
Retail-Jewelry — 0.0%
Movado Group, Inc.	1,200	29,940
Retail-Office Supplies — 0.0%
Office Depot, Inc.	3,875	18,077
Security Description	Shares	Value (Note 2)
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	4,975	$40,546
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	175	9,142
Retail-Restaurants — 1.2%
Bloomin' Brands, Inc.	5,700	112,461
DineEquity, Inc.	100	5,442
Dunkin' Brands Group, Inc.	5,261	287,671
Ruby Tuesday, Inc.†	3,100	8,711
Sonic Corp.	4,225	107,146
Starbucks Corp.	9,320	544,195
		1,065,626
Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	5,150	37,904
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	4,225	187,379
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	350	5,548
Trinseo SA	1,775	119,102
		124,650
Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	5,675	185,856
Savings & Loans/Thrifts — 0.4%
BankFinancial Corp.	200	2,904
Beneficial Bancorp, Inc.	5,942	95,072
Capitol Federal Financial, Inc.	225	3,292
Charter Financial Corp.	625	12,294
First Defiance Financial Corp.	225	11,140
Flushing Financial Corp.	800	21,496
Investors Bancorp, Inc.	2,650	38,107
Meridian Bancorp, Inc.	5,600	102,480
Northfield Bancorp, Inc.	5,225	94,154
		380,939
Schools — 0.0%
Strayer Education, Inc.	75	6,037
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	1,675	23,668
Semiconductor Components-Integrated Circuits — 0.1%
Integrated Device Technology, Inc.†	3,325	78,702
MaxLinear, Inc.†	1,275	35,764
		114,466
Semiconductor Equipment — 0.1%
Cohu, Inc.	3,450	63,687
Xcerra Corp.†	3,365	29,915
		93,602
Steel-Producers — 0.1%
AK Steel Holding Corp.†	2,700	19,413
Carpenter Technology Corp.	575	21,447
Commercial Metals Co.	550	10,522
		51,382
Telecom Services — 0.1%
West Corp.	2,250	54,945

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telecommunication Equipment — 0.3%
CommScope Holding Co., Inc.†	5,521	$230,281
Plantronics, Inc.	850	45,993
		276,274
Telephone-Integrated — 0.1%
IDT Corp., Class B	1,400	17,808
Windstream Holdings, Inc.	19,284	105,098
		122,906
Television — 0.2%
ION Media Networks, Inc.†(1)(2)(3)	4	2,832
Sinclair Broadcast Group, Inc., Class A	3,100	125,550
		128,382
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	650	13,962
Therapeutics — 0.2%
Axsome Therapeutics, Inc.†	1,275	4,973
Cara Therapeutics, Inc.†	850	15,631
Flexion Therapeutics, Inc.†	950	25,564
Neurocrine Biosciences, Inc.†	750	32,475
Proteostasis Therapeutics, Inc.†	1,375	10,753
Sarepta Therapeutics, Inc.†	450	13,320
Seres Therapeutics, Inc.†	1,625	18,314
Xencor, Inc.†	800	19,136
Zafgen, Inc.†	100	466
		140,632
Tobacco — 1.1%
Alliance One International, Inc.†	425	5,461
Altria Group, Inc.	12,336	881,037
Universal Corp.	1,150	81,363
		967,861
Toys — 0.0%
JAKKS Pacific, Inc.†	5,825	32,037
Transactional Software — 0.1%
ACI Worldwide, Inc.†	2,575	55,079
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	300	16,635
Transport-Rail — 0.6%
CSX Corp.	12,168	566,420
Transport-Services — 0.1%
Matson, Inc.	3,000	95,280
Transport-Truck — 0.1%
ArcBest Corp.	1,275	33,150
Swift Transportation Co.†	2,425	49,809
USA Truck, Inc.†	2,725	20,029
YRC Worldwide, Inc.†	1,400	15,414
		118,402
Security Description	Shares/ Principal Amount(13)		Value (Note 2)
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†		1,550	$21,855
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†		200	11,628
Water — 0.1%
American States Water Co.		1,875	83,062
Web Hosting/Design — 0.1%
Web.com Group, Inc.†		3,200	61,760
Web Portals/ISP — 2.1%
Alphabet, Inc., Class C†		2,271	1,883,931
Wireless Equipment — 0.2%
InterDigital, Inc.		1,900	163,970
Ubiquiti Networks, Inc.†		975	49,003
			212,973
Total Common Stocks (cost $42,854,436)			52,412,900
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks-Commercial — 0.2%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(4)	EUR	200,000	213,199
Diversified Banking Institutions — 0.7%
Credit Agricole SA FRS 8.13% due 12/23/2025*(4)		200,000	213,000
Credit Suisse Group AG FRS 6.25% due 12/18/2024(4)		225,000	228,582
Societe Generale SA FRS 8.25% due 11/29/2018(4)		200,000	209,232
			650,814
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(1)(2)		8,000	1
Total Preferred Securities/Capital Securities (cost $905,530)			864,014
ASSET BACKED SECURITIES — 12.1%
Diversified Financial Services — 12.1%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.15% due 01/25/2037(5)		51,073	47,170
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020		8,000	8,039
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.49% due 07/27/2026*(6)		250,000	249,901
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.56% due 10/25/2034(2)		10,220	9,747

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Atrium XI FRS Series 11-A, Class B 3.19% due 10/23/2025*(6)	$250,000	$249,997
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.89% due 02/10/2051(7)	31,002	31,202
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(7)	54,000	55,615
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*	105,000	108,514
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(7)	200,000	204,489
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.24% due 02/25/2036(5)	127,151	116,936
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(7)	54,736	55,125
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	11,725	11,334
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class A1R 2.23% due 10/15/2026*(6)	250,000	250,106
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.51% due 04/27/2027*(6)	250,000	249,911
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	35,000	35,085
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 2.51% due 04/17/2026*(6)	250,000	249,898
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 2.23% due 05/24/2026*(6)	250,000	249,941
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(7)	101,000	104,635
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(7)	65,000	68,845
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(7)	26,525	26,794
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.25% due 03/25/2036(5)	$64,393	$58,836
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(7)	49,544	49,865
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(7)	90,000	90,316
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	60,000	63,308
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	105,000	108,159
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(7)	125,267	128,258
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	123,000	129,208
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.10% due 12/10/2049(7)	61,772	62,385
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	42,130	37,012
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(5)	2,352	2,051
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.87% due 06/15/2057(7)(8)	1,024,964	50,516
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(2)	44,501	45,081
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	498	498
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.02% due 05/25/2035(5)	104,472	102,472
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	6,737	6,736
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	71,836	71,874
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	155,000	155,797

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	$6,000	$6,003
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	12,000	12,004
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.59% due 01/24/2027*(6)	250,000	249,899
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	110,000	111,138
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	30,000	34,682
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(7)	90,000	93,354
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(7)	120,000	124,617
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	115,000	121,438
GSAA Home Equity Trust FRS Series 2007-4, Class A1 1.08% due 03/25/2037(2)	199,913	108,231
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.28% due 03/25/2047(5)	28,783	25,918
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.35% due 01/25/2036(5)	42,686	39,882
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.40% due 04/25/2036(5)	9,726	8,126
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 3.58% due 04/25/2035(5)	44,397	42,689
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	135,000	135,051
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	70,090	70,332
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.52% due 05/25/2035(5)	65,871	62,758
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(7)	96,404	100,287
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	64,000	68,429
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.83% due 02/12/2049(7)	$19,629	$19,611
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(7)	76,050	76,964
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(7)	106,000	106,145
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	60,000	62,206
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(7)	41,979	42,078
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.13% due 04/15/2041(7)	89,509	92,018
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.78% due 10/01/2020*(5)	98,589	98,219
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 2.32% due 10/23/2025*(6)	250,000	249,892
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.98% due 02/25/2035(5)	48,136	48,803
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.05% due 12/25/2034(5)	31,039	30,967
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(7)	37,654	38,000
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.79% due 06/12/2050(7)	27,109	27,109
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.14% due 12/15/2047(7)(8)	290,478	15,805
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(7)	20,000	21,231

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(7)	$100,000	$103,827
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(7)	38,721	38,950
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.30% due 01/11/2043(7)	41,177	42,185
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	40,491	33,974
Mortgage Repurchase Agreement Financing Trust FRS Series 2016-5, Class A 2.03% due 06/10/2019*(5)	128,000	128,021
MortgageIT Trust FRS Series 2005-4, Class A1 1.26% due 10/25/2035(5)	146,192	134,329
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 2.50% due 08/04/2025*(6)	250,000	249,941
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	100,000	98,938
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)	101,008	102,062
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)	92,751	94,689
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*	181,823	187,500
Nomura Asset Acceptance Corp Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.95% due 06/25/2036(5)	117,164	96,159
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)	15,267	15,214
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	100,000	99,465
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.59% due 02/15/2026*(6)	250,000	249,970
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.55% due 04/17/2027*(6)	$215,000	$214,907
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	135,000	138,251
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.08% due 02/25/2037(2)	39,540	23,684
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.49% due 04/30/2027*(6)	250,000	250,272
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.53% due 04/15/2027*(6)	250,000	250,130
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(2)(9)	194,009	102,975
RFMSI Series Trust VRS Series 2005-SA3, Class 1A 3.29% due 08/25/2035(5)	117,044	88,753
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	2,380	2,341
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.11% due 05/25/2037(2)	95,186	74,072
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.21% due 02/20/2047(5)	84,164	75,341
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.55% due 04/15/2027*(6)	250,000	249,890
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.23% due 11/25/2036(2)	160,000	117,280
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*	86,718	85,873
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*	186,242	186,067
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.53% due 04/20/2027*(6)	250,000	248,761
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.50% due 04/18/2027*(6)	250,000	249,893
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.42% due 10/14/2026*(6)	250,000	249,805

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.12% due 11/25/2046(5)	$109,090	$98,201
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.18% due 09/15/2057(7)(8)	990,869	59,916
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	65,000	67,780
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.04% due 11/25/2034(5)	2,268	2,269
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.07% due 10/25/2036(5)	41,893	39,806
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.08% due 01/25/2035(5)	92,684	92,628
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.16% due 03/25/2035(5)	65,234	65,887
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	120,000	126,536
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(7)	110,000	116,311
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	50,111	53,211
Total Asset Backed Securities (cost $10,847,800)		10,895,606
U.S. CORPORATE BONDS & NOTES — 11.8%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	20,000	20,138
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	30,000	32,495
		52,633
Aerospace/Defense-Equipment — 0.0%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	5,000	5,070
Security Description	Principal Amount(13)	Value (Note 2)
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	$70,000	$71,456
Applications Software — 0.2%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	55,000	53,594
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	25,000	23,654
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	10,000	10,153
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	35,000	32,855
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	30,000	28,037
		148,293
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	20,000	20,394
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	25,000	24,943
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	15,000	18,920
General Motors Co. Senior Notes 6.60% due 04/01/2036	60,000	68,983
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	50,000	50,256
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	80,000	82,190
		265,686
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	50,000	50,173
Banks-Super Regional — 0.6%
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	160,000	159,904
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	10,000	10,040
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	23,993

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	$20,000	$19,149
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	130,791
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	25,000	24,212
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	60,000	62,557
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	75,000	85,919
		516,565
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	30,000	30,187
Brewery — 0.5%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	45,000	45,065
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	10,000	10,065
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	80,000	81,425
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	125,000	126,400
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	65,000	68,767
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	90,000	97,265
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	20,000	19,767
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	36,632
		485,386
Security Description	Principal Amount(13)	Value (Note 2)
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	$50,000	$53,750
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	60,000	61,950
Building Products-Cement — 0.0%
Eagle Materials, Inc. Company Guar. Notes 4.50% due 08/01/2026	10,000	9,950
Building-Heavy Construction — 0.2%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	80,000	80,248
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	85,000	85,020
		165,268
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	30,000	31,350
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	25,000	26,047
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,600
		62,997
Cable/Satellite TV — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	46,000	47,725
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,716
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	40,000	42,181
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	55,000	58,117

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	$60,000	$69,080
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	10,000	9,589
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	75,000	74,727
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	45,000	38,504
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	55,000	56,627
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	5,000	5,275
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	35,000	34,376
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	45,000	44,862
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	4,020
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	60,000	64,763
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	35,000	31,720
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	42,462
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	45,000	47,584
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	90,000	100,603
		797,931
Casino Hotels — 0.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.38% due 03/15/2022	20,000	20,475
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	20,000	21,800
Security Description	Principal Amount(13)	Value (Note 2)
Cellular Telecom (continued)
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	$20,000	$21,775
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	40,000	42,700
		86,275
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	25,000	25,312
Computer Services — 0.1%
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020(16)	125,000	128,547
Computers — 0.1%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	5,000	5,043
Apple, Inc. Senior Notes 3.35% due 02/09/2027	30,000	30,359
Apple, Inc. Senior Notes 3.45% due 02/09/2045	30,000	26,740
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	9,539
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	20,000	20,494
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	15,000	15,686
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	15,000	19,373
		127,234
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	15,000	15,872
Containers-Paper/Plastic — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. V Company Guar. Notes 4.25% due 09/30/2026*	5,000	4,809
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	25,000	25,688
		30,497

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	$30,000	$31,237
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,525
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	5,000	5,312
		15,837
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,521
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	35,000	34,683
		44,204
Diversified Banking Institutions — 2.5%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	50,000	50,111
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	75,000	73,110
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	40,000	39,902
Bank of America Corp. FRS Senior Notes 3.12% due 01/20/2023	85,000	85,437
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	30,000	29,870
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	41,899
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	40,000	40,145
Bank of America Corp. FRS Senior Notes 4.44% due 01/20/2048	5,000	5,032
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	105,000	105,509
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	10,000	10,898
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	55,000	57,873
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	33,480
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	$150,000	$151,438
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	75,000	75,903
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	28,000	29,172
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	45,000	44,072
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	55,000	55,302
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	45,000	45,253
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	75,000	75,621
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	20,000	20,130
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	19,923
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	90,000	94,566
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	27,000	29,270
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	20,524
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	56,512
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	50,000	59,634
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	46,000	56,761
JPMorgan Chase & Co. FRS Senior Notes 2.27% due 10/24/2023	35,000	35,803
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	10,000	9,896
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	100,000	99,485
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	25,000	24,500

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	$16,000	$16,292
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	42,420
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	45,000	46,103
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	32,106
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	17,890
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	30,000	32,588
Morgan Stanley Senior Notes 1.88% due 01/05/2018	115,000	115,202
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	44,757
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	9,934
Morgan Stanley Senior Notes 2.65% due 01/27/2020	20,000	20,191
Morgan Stanley Senior Notes 3.13% due 07/27/2026	10,000	9,545
Morgan Stanley Senior Notes 3.63% due 01/20/2027	65,000	64,525
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	39,616
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	15,467
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	38,000	38,922
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	5,000	5,406
Morgan Stanley Senior Notes 6.63% due 04/01/2018	125,000	130,835
		2,258,830
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021	5,000	4,972
Security Description	Principal Amount(13)	Value (Note 2)
Electric-Generation (continued)
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	$10,000	$10,090
		15,062
Electric-Integrated — 0.4%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,985
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	5,075
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	25,000	23,344
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	25,000	24,581
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	10,000	9,317
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	40,000	35,887
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,940
Exelon Corp. Senior Notes 2.85% due 06/15/2020	40,000	40,525
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	40,000	41,334
Great Plains Energy, Inc. Senior Notes 3.15% due 04/01/2022	20,000	20,194
Great Plains Energy, Inc. Senior Notes 3.90% due 04/01/2027	15,000	15,146
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	15,000	14,956
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	65,849
Southern Co. Senior Notes 1.85% due 07/01/2019	20,000	19,891
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,734
Southern Co. Senior Notes 4.40% due 07/01/2046	15,000	14,337
		348,095

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	$10,000	$12,064
Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	105,000	104,866
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	75,000	75,553
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	19,945
		200,364
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021*	25,000	24,694
Keysight Technologies, Inc. Senior Notes 4.60% due 04/06/2027	20,000	20,145
		44,839
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 5.50% due 01/15/2019	15,000	15,540
Navient Corp. Senior Notes 6.50% due 06/15/2022	20,000	20,175
Navient Corp. Senior Notes 6.63% due 07/26/2021	10,000	10,350
Navient Corp. Senior Notes 7.25% due 09/25/2023	40,000	40,200
		86,265
Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	85,000	85,129
Visa, Inc. Senior Notes 2.80% due 12/14/2022	35,000	35,304
Visa, Inc. Senior Notes 4.30% due 12/14/2045	50,000	52,472
		172,905
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	40,000	41,805
Security Description	Principal Amount(13)	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(2)	$10,000	$650
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(2)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(2)	15,000	2
		42,458
Finance-Other Services — 0.1%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	35,000	35,187
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	25,000	25,384
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	10,000	9,946
		70,517
Financial Guarantee Insurance — 0.0%
Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	5,000	5,531
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	10,000	10,025
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	35,000	35,477
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	25,000	23,460
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	5,000	5,100
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	5,000	5,100
		79,162
Food-Retail — 0.0%
Kroger Co. Senior Notes 1.50% due 09/30/2019	15,000	14,776
Kroger Co. Senior Notes 3.88% due 10/15/2046	5,000	4,488
		19,264
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	35,000	34,883

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution — 0.0%
AmeriGas Partners LP/ AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	$20,000	$20,100
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	10,000	9,592
		29,692
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	40,000	40,711
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./ KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	25,000	26,500
Hotels/Motels — 0.0%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024*	10,000	9,875
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,107
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	4,000	4,170
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,300
		16,577
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,206
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	10,256
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	10,000	8,325
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,366
Internet Content-Entertainment — 0.0%
Netflix, Inc. Company Guar. Notes 4.38% due 11/15/2026*	5,000	4,913
Security Description	Principal Amount(13)	Value (Note 2)
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	$15,000	$15,488
Medical Information Systems — 0.0%
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	10,000	10,138
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	40,000	40,576
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	15,000	15,725
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	15,000	16,106
		72,407
Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	85,000	85,000
Medical-Biomedical/Gene — 0.1%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	5,111
Celgene Corp. Senior Notes 4.63% due 05/15/2044	15,000	14,877
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	5,000	4,837
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,538
		50,363
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	20,000	19,225
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	45,000	45,126
		64,351
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	14,877
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,067
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,157

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	$25,000	$25,398
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	10,767
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	35,000	35,003
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	35,000	36,212
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	57,437
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	10,959
		230,877
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	20,000	19,775
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,500
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,800
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	20,000	20,600
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	60,000	63,450
		120,125
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	25,000	25,077
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	10,000	10,422
Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 3.38% due 11/15/2026	10,000	9,794
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	70,000	82,532
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	14,000	17,078
Security Description	Principal Amount(13)	Value (Note 2)
Multimedia (continued)
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	$15,000	$14,589
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	13,002
		136,995
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	20,000	20,100
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	40,000	39,001
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	15,000	14,149
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	20,000	21,395
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	30,000	36,292
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	10,000	10,997
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,112
Apache Corp. Senior Notes 4.25% due 01/15/2044	5,000	4,690
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	15,000	15,525
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	40,000	44,397
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	15,150
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	75,000	74,298
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	10,000	10,033
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	12,916
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	20,000	20,894
Hess Corp. Senior Notes 4.30% due 04/01/2027	30,000	29,466

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Hess Corp. Senior Notes 5.60% due 02/15/2041	$20,000	$20,031
Hess Corp. Senior Notes 5.80% due 04/01/2047	15,000	15,502
Hess Corp. Senior Notes 6.00% due 01/15/2040	20,000	20,557
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	60,000	70,835
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	15,000	14,895
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	30,000	28,825
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	5,000	4,916
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	5,000	5,205
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	65,000	68,413
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,837
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,175
		618,506
Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	5,000	5,200
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	45,000	42,988
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	15,000	14,988
		63,176
Pipelines — 0.7%
DCP Midstream LLC Company Guar. Notes 9.75% due 03/15/2019*	5,000	5,612
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	25,000	24,000
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	70,000	78,050
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	85,000	84,486
Security Description	Principal Amount(13)	Value (Note 2)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	$15,000	$15,295
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	10,000	10,814
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	10,000	11,129
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	50,000	48,536
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	10,000	11,008
MPLX LP Senior Notes 4.13% due 03/01/2027	20,000	19,913
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,031
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	10,000	9,552
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	35,000	33,551
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	45,000	45,627
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	20,000	20,395
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028*	15,000	14,817
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	25,000	25,450
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019	15,000	15,825
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	25,000	26,406
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	35,000	33,883

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	$5,000	$4,913
Williams Partners LP Senior Notes 3.60% due 03/15/2022	110,000	111,582
		655,875
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	75,000	76,676
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	5,000	5,086
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	20,000	19,627
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	10,000	10,093
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	36,000	38,538
		150,020
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	75,000	77,226
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	40,000	39,325
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	31,597
United Rentals North America, Inc. Sec. Notes 4.63% due 07/15/2023	15,000	15,450
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,600
		106,972
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	10,000	10,075
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	35,000	30,555
Security Description	Principal Amount(13)	Value (Note 2)
Retail-Building Products (continued)
Lowe's Cos., Inc. Senior Notes 2.50% due 04/15/2026	$55,000	$52,242
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	45,000	41,819
		124,616
Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	75,000	76,257
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	18,000	18,546
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	60,000	66,199
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	15,000	15,018
		176,020
Retail-Propane Distribution — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	15,000	14,775
Retail-Restaurants — 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	10,000	10,175
Semiconductor Equipment — 0.1%
Applied Materials, Inc. Senior Notes 3.30% due 04/01/2027	10,000	10,040
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	5,000	5,062
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	35,000	35,127
		50,229
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	10,312
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	10,000	10,450
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	15,000	16,125
		36,887

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	$50,000	$50,018
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	40,000	40,512
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	25,000	25,859
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,641
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	23,601
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	60,000	55,985
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	10,000	10,125
Verizon Communications, Inc. Senior Notes 4.13% due 03/16/2027	25,000	25,424
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	29,000	26,854
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	9,463
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	75,000	66,975
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039*	35,000	34,089
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	35,000	33,649
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	9,000	8,538
		413,733
Television — 0.1%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	15,000	15,359
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	70,000	71,662
		87,021
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	25,000	25,051
Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	$15,000	$13,905
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	38,000	38,990
		77,946
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.25% due 06/15/2027	5,000	5,037
Burlington Northern Santa Fe LLC Senior Notes 4.13% due 06/15/2047	35,000	34,902
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	30,000	28,966
		68,905
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047	10,000	9,722
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	20,000	19,985
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	20,000	20,483
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	35,000	35,286
		85,476
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	5,028
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	105,000	113,349
		118,377
Total U.S. Corporate Bonds & Notes (cost $10,532,443)		10,653,798
FOREIGN CORPORATE BONDS & NOTES — 1.9%
Aerospace/Defense — 0.1%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	55,000	56,731

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	$100,000	$102,613
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	47,000	50,430
		153,043
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	30,000	31,500
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	20,000	19,979
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,344
		34,323
Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	200,000	203,229
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	25,000	26,473
		229,702
Diversified Minerals — 0.0%
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	10,000	11,537
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	40,000	40,439
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	10,000	9,689
Fortis, Inc. Senior Notes 3.06% due 10/04/2026*	20,000	18,709
		28,398
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,363
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	40,000	39,117
Security Description	Principal Amount(13)	Value (Note 2)
Medical-Drugs (continued)
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	$65,000	$64,259
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	50,000	48,253
		151,629
Medical-Generic Drugs — 0.4%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	135,000	135,589
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	95,000	96,621
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	25,000	25,290
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	25,000	25,092
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	25,000	25,645
		308,237
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	15,000	15,593
Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	20,000	21,725
Oil Companies-Exploration & Production — 0.1%
Encana Corp. Senior Notes 3.90% due 11/15/2021	20,000	20,433
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	5,362
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	10,000	10,000
		35,795
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	15,000	14,731
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	25,000	25,321
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	40,000	39,499

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	$20,000	$19,719
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027	25,000	26,430
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019	25,000	26,250
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	30,000	32,542
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	39,000	39,562
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	40,000	40,388
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	40,564
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	35,000	33,851
		338,857
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	20,000	20,150
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	30,000	33,300
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	115,000	115,990
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	25,000	31,346
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	25,000	26,531
Total Foreign Corporate Bonds & Notes (cost $1,676,012)		1,690,189
MUNICIPAL BONDS & NOTES — 0.6%
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	5,000	6,231
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	70,000	87,227
Security Description	Principal Amount(13)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029	$80,000	$81,619
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	5,613
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(2)	175,000	72,187
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(2)	85,000	35,063
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(2)	25,000	10,313
State of California General Obligation Bonds 7.35% due 11/01/2039	10,000	14,109
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000	87,995
State of California General Obligation Bonds 7.63% due 03/01/2040	70,000	102,510
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	4,562
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	55,000	56,458
Total Municipal Bonds & Notes (cost $568,034)		563,887
U.S. GOVERNMENT AGENCIES — 14.1%
Federal Home Loan Mtg. Corp. — 3.6%
2.50% due 01/01/2028	6,122	6,199
2.50% due 04/01/2028	21,062	21,314
2.78% due 02/01/2037 FRS	2,790	2,897
3.00% due 08/01/2027	7,606	7,808
3.00% due 10/01/2042	15,975	15,949
3.00% due 11/01/2042	13,212	13,173
3.00% due 02/01/2043	34,054	33,954
3.00% due 08/01/2043	158,033	157,413
3.00% due April TBA	1,200,000	1,188,937
3.50% due 03/01/2042	7,838	8,052
3.50% due 08/01/2042	41,910	43,053
3.50% due 09/01/2043	30,134	30,981
3.50% due April TBA	700,000	715,859
4.00% due 03/01/2023	4,077	4,219

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
4.00% due 10/01/2043	$37,835	$39,736
4.00% due April TBA	500,000	523,320
4.50% due 01/01/2039	1,281	1,374
5.00% due 05/01/2020	58,832	60,542
5.00% due 05/01/2034	19,964	21,975
5.50% due 07/01/2034	6,051	6,800
5.50% due 05/01/2037	2,625	2,909
6.00% due 08/01/2026	18,104	20,438
6.50% due 05/01/2029	1,336	1,497
7.50% due 08/01/2023	48	49
7.50% due 08/01/2025	1,217	1,220
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2013-K502, Class B 2.43% due 03/25/2045*(7)	100,000	99,986
Series 2014-K503, Class B 3.00% due 10/25/2047*(7)	70,000	69,776
Series 2012-K706, Class B 4.03% due 11/25/2044*(7)	60,000	61,483
Series 2010-K8, Class B 5.25% due 09/25/2043*(7)	80,000	86,419
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(5)	4,340	4,321
Series 1577, Class PK 6.50% due 09/15/2023(5)	3,319	3,572
Series 1226, Class Z 7.75% due 03/15/2022(5)	375	412
		3,255,637
Federal National Mtg. Assoc. — 9.0%
2.50% due April TBA	1,400,000	1,400,656
2.50% due 02/01/2043	80,268	76,869
2.50% due 03/01/2043	155,221	148,648
2.64% due 03/01/2027	28,897	28,319
2.78% due 03/01/2027	63,000	62,311
2.92% due 05/01/2037 FRS	4,589	4,844
2.97% due 06/01/2027	110,000	109,946
2.97% due 06/01/2030	124,000	120,440
3.00% due 12/01/2027	10,325	10,597
3.00% due 01/01/2028	12,014	12,361
3.00% due April TBA	1,100,000	1,127,118
3.09% due 10/01/2040 FRS	4,447	4,712
3.50% due 08/01/2026	19,328	20,137
3.50% due 09/01/2026	11,030	11,510
3.50% due 10/01/2028	68,243	71,166
3.50% due April TBA	2,500,000	2,557,226
4.00% due 11/01/2040	16,745	17,622
4.00% due 12/01/2040	43,289	45,562
4.00% due 11/01/2041	5,525	5,818
4.00% due 01/01/2042	13,897	14,632
4.00% due 11/01/2043	22,990	24,133
4.00% due 12/01/2043	13,472	14,278
4.00% due April TBA	600,000	629,344
4.50% due 01/01/2039	3,610	3,877
4.50% due 06/01/2039	36,703	39,517
Security Description	Principal Amount(13)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.50% due 09/01/2039	$9,196	$9,887
4.50% due 05/01/2041	7,511	8,059
4.50% due April TBA	600,000	643,312
5.00% due 03/01/2018	592	609
5.00% due 06/01/2019	660	680
5.00% due 03/01/2020	2,928	3,041
5.00% due 05/01/2035	2,720	2,976
5.00% due 07/01/2040	54,602	59,736
5.00% due April TBA	300,000	327,800
5.50% due 05/01/2020	17,295	17,841
5.50% due 06/01/2020	13,429	13,802
5.50% due 12/01/2029	2,593	2,876
5.50% due 06/01/2035	167,887	189,201
5.50% due 06/01/2036	77,640	86,958
5.50% due 08/01/2037	13,742	15,349
5.50% due 06/01/2038	11,180	12,493
6.00% due 06/01/2017	58	59
6.00% due 06/01/2021	35,611	37,055
6.00% due 12/01/2033	9,305	10,645
6.00% due 05/01/2034	7,553	8,591
6.00% due 08/01/2034	1,653	1,882
6.00% due 11/01/2038	2,246	2,536
7.00% due 06/01/2037	16,638	18,734
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C07, Class 2M2 5.33% due 04/25/2029	60,000	63,404
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	8,430	8,359
Series 2017-C01, Class 1M2 4.53% due 07/25/2029 FRS	30,000	30,363
		8,137,891
Government National Mtg. Assoc. — 1.5%
3.50% due April TBA	400,000	414,750
4.00% due 07/15/2041	37,792	40,012
4.00% due 08/15/2041	10,334	10,980
4.00% due 10/15/2041	26,264	27,810
4.00% due April TBA	600,000	633,305
4.50% due 06/15/2041	178,958	191,525
6.00% due 11/15/2028	22,540	25,601
7.00% due 07/15/2033	10,210	11,881
8.50% due 11/15/2017	4	4
9.00% due 11/15/2021	126	138
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(5)	881	1,020
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	6,010	7,086
		1,364,112
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	10,000	10,077
Total U.S. Government Agencies (cost $12,648,735)		12,767,717

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(13)		Value (Note 2)
U.S. GOVERNMENT TREASURIES — 9.2%
United States Treasury Bonds — 0.6%
2.50% due 02/15/2045		$5,000	$4,493
3.00% due 05/15/2045		58,000	57,662
4.38% due 11/15/2039(14)		99,200	123,124
5.00% due 05/15/2037		256,000	344,300
			529,579
United States Treasury Notes — 8.6%
0.13% due 07/15/2024 TIPS(10)(11)		996,957	987,655
0.25% due 01/15/2025 TIPS(11)		938,973	930,986
1.13% due 02/28/2019		1,814,000	1,809,890
1.13% due 08/31/2021		763,000	739,186
1.13% due 09/30/2021		801,000	774,936
1.25% due 10/31/2021		313,000	304,234
1.50% due 08/15/2026		424,000	392,332
1.63% due 05/15/2026		468,000	438,988
1.88% due 02/28/2022		384,000	383,175
1.88% due 03/31/2022		1,019,000	1,016,373
			7,777,755
Total U.S. Government Treasuries (cost $8,362,169)			8,307,334
FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
Sovereign — 1.0%
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2023	BRL	412,000	135,317
Government of Romania Bonds 1.35% due 02/25/2019	RON	300,000	69,973
Kingdom of Saudi Arabia Senior Notes 4.50% due 10/26/2046		200,000	197,140
Republic of Argentina Senior Notes 6.88% due 01/26/2027*		15,000	15,210
Republic of Hungary FRS Bonds 0.23% due 06/23/2021	HUF	33,170,000	112,653
Republic of Hungary Bonds 6.50% due 06/24/2019	HUF	9,250,000	36,323
Republic of South Africa Senior Notes 2.00% due 01/31/2025(11)	ZAR	740,616	53,389
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	1,140,000	60,394
Republic of Turkey Bonds 7.10% due 03/08/2023	TRY	305,225	70,418
United Mexican States Bonds 4.00% due 11/08/2046(11)	MXN	757,743	43,173
Security Description	Shares/ Principal Amount(13)		Value (Note 2)
Sovereign (continued)
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	1,403,500	$71,796
United Mexican States Senior Notes 5.75% due 10/12/2110		56,000	55,720
Total Foreign Government Obligations (cost $921,875)			921,506
Total Long-Term Investment Securities (cost $89,317,034)			99,076,951
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Foreign Government Obligations — 0.3%
Government of Romania Bills 0.58% due 06/26/2017	RON	625,000	146,275
Republic of Argentina Bills 2.75% due 05/26/2017		30,561	30,378
Republic of Argentina Bills 3.16% due 12/15/2017		55,557	53,684
			230,337
Time Deposits — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 04/03/17		996,000	996,000
Total Short-Term Investment Securities (cost $1,236,122)			1,226,337
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09% dated 03/31/2017, to be repurchased 04/03/2017 in the amount of $180,001 and collateralized by$190,000 of United States Treasury Notes, bearing interest at 1.38% due01/31/2021 and having an approximate value of $187,509		180,000	180,000
Bank of America Securities LLC Joint Repurchase Agreement(12)		15,000	15,000
Barclays Capital, Inc. Joint Repurchase Agreement(12)		15,000	15,000
BNP Paribas SA Joint Repurchase Agreement(12)		45,000	45,000
Deutsche Bank AG Joint Repurchase Agreement(12)		5,000	5,000
RBS Securities, Inc. Joint Repurchase Agreement(12)		25,000	25,000
Total Repurchase Agreements (cost $285,000)			285,000
TOTAL INVESTMENTS (cost $90,838,156)(15)		111.3%	100,588,288
Liabilities in excess of other assets		(11.3)	(10,238,078)
NET ASSETS		100.0%	$90,350,210

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2017, the aggregate value of these securities was $8,843,945 representing 9.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(2)  Illiquid security. At March 31, 2017, the aggregate value of these securities was $602,119 representing 0.7% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2017, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$2,832	$708.07	0.00%

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Mortgage Obligation

(6)  Collateralized Loan Obligation

(7)  Commercial Mortgage Backed Security

(8)  Interest Only

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2017.

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(11)  Principal amount of security is adjusted for inflation.

(12)  See Note 2 for details of Joint Repurchase Agreements.

(13)  Denominated in United States Dollars unless otherwise indicated.

(14)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(15)  See Note 4 for cost of investments on a tax basis.

(16)  "Step-down" security where the rate ("steps-down") at a predetermined rate. The rate reflected is as of March 31, 2017.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EUR — Euro Currency

HUF — Hungarian Forint

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

RON — Romanian Lue

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2017	Unrealized Appreciation (Depreciation)
4	Short	Long Gilt Future	June 2017	$636,892	$639,380	$(2,488)
6	Long	Russell 2000 Mini Index	June 2017	411,308	415,320	4,012
47	Short	U.S. Treasury 10 Year Notes	June 2017	5,835,120	5,854,438	(19,318)
5	Long	U.S. Treasury 10 Year Ultra Bonds	June 2017	661,940	669,453	7,513
15	Short	U.S. Treasury 2 Year Notes	June 2017	3,245,391	3,246,797	(1,406)
28	Long	U.S. Treasury 5 Year Notes	June 2017	3,289,960	3,296,344	6,384
2	Long	U.S. Treasury Long Bonds	June 2017	300,154	301,688	1,534
9	Long	U.S. Treasury Ultra Bonds	June 2017	1,430,407	1,445,625	15,218
						$11,449

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	HUF	27,454,000	USD	94,474	06/21/2017	$—	$(683)
Barclays Bank PLC	HUF	10,893,000	USD	37,452	06/21/2017	—	(304)
	PHP	4,660,000	USD	91,247	06/21/2017	—	(1,124)
	USD	46,249	PHP	2,330,000	06/21/2017	—	(63)
						—	(1,491)
BNP Paribas SA	RON	115,000	USD	29,318	08/28/2017	2,297	—
	USD	46,339	TRY	178,000	06/21/2017	1,548	—
						3,845	—
Citibank N.A.	EUR	5,000	USD	5,373	04/28/2017	34	—
	RON	625,000	USD	156,037	06/26/2017	9,352	—
	TRY	264,000	USD	68,869	06/21/2017	—	(2,155)
	USD	11,816	EGP	204,000	06/21/2017	—	(630)
	USD	2,123	EUR	2,000	06/21/2017	19	—
	USD	12,693	GHS	62,000	06/21/2017	1,025	—
	USD	24,535	ZMW	243,000	06/21/2017	—	(105)
	USD	5,660	EGP	105,000	03/06/2018	—	(257)
	USD	14,009	EGP	275,000	03/29/2018	68	—
	ZAR	546,000	USD	41,732	06/21/2017	1,578	—
						12,076	(3,147)
Credit Suisse AG	HUF	5,197,000	USD	17,928	06/21/2017	—	(85)
Deutsche Bank AG	TRY	178,000	USD	46,297	06/21/2017	—	(1,591)
Goldman Sachs International	MXN	123,000	USD	6,464	06/21/2017	—	(28)
	TRY	173,000	USD	45,351	06/21/2017	—	(1,192)
	USD	4,533	EGP	86,000	03/06/2018	—	(108)
						—	(1,328)
HSBC Bank USA	EUR	198,000	USD	215,727	04/28/2017	4,273	—
	TRY	172,000	USD	44,917	06/21/2017	—	(1,357)
	USD	46,020	PHP	2,330,000	06/21/2017	165	—
	USD	46,734	THB	1,635,000	06/21/2017	820	—
	USD	45,609	TRY	177,000	06/21/2017	2,010	—
	ZAR	272,000	USD	20,077	06/21/2017	74	—
						7,342	(1,357)
JPMorgan Chase Bank	RON	190,000	USD	48,494	08/28/2017	3,851	—
	THB	3,270,000	USD	93,656	06/21/2017	—	(1,452)
	USD	46,808	THB	1,641,000	06/21/2017	921	—
	USD	45,683	TRY	173,000	06/21/2017	859	—
	ZAR	733,000	USD	55,384	06/21/2017	1,477	—
						7,108	(1,452)
Morgan Stanley and Co., Inc.	BRL	403,000	USD	127,170	06/21/2017	700	—
	USD	132,005	BRL	420,000	06/21/2017	—	(201)
	USD	22,645	CNH	156,000	06/21/2017	—	(79)
	USD	46,402	TRY	172,000	06/21/2017	—	(129)
						700	(409)
Royal Bank of Canada	MXN	1,339,000	USD	66,777	06/21/2017	—	(3,897)
Standard Chartered Bank	COP	167,272,000	USD	54,866	06/21/2017	—	(2,711)
	TRY	177,000	USD	46,038	06/21/2017	—	(1,580)
	USD	22,560	CNH	156,000	06/21/2017	7	—
	USD	2,409	EGP	43,000	06/21/2017	—	(51)
	USD	12,705	GHS	62,000	06/21/2017	1,013	—
	USD	3,465	ZMW	35,000	06/21/2017	53	—
						1,073	(4,342)

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Co.	BRL	411,000	USD	126,629	06/21/2017	$—	$(2,350)
	JPY	40,000,000	USD	342,117	04/14/2017	—	(17,294)
	MXN	684,000	USD	35,539	06/21/2017	—	(563)
						—	(20,207)
UBS AG	EUR	2,000	USD	2,143	06/21/2017	1	—
Net Unrealized Appreciation (Depreciation)						$32,145	$(39,989)

BRL — Brazilian Real
CNH — Yuan Renminbi Offshore
COP — Colombian Peso
EGP — Egyptian Pound
EUR — Euro Currency
GHS — Ghana Cedi
HUF — Hungarian Forint
JPY — Japanese Yen
MXN — Mexican Peso
PHP — Philippine Peso
RON — Romanian Leu
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand
ZMW — Zambian Kwacha

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
MXN	605	12/30/2026	28 Day Mexico Interbank TIIE	8.27%	$—	$(2,034)
			1 Year USD Federal Funds —
USD	200	11/14/2026	H.15-OIS-COMPOUND	1.63	—	6,480
						$4,446

Over the Counter Cross-Currency Interest Rate Swap Contracts

		Rates Exchanged		Value
Swap Counterparty	Termination Date	Receive	Pay	Notional Amount of Currency Received (000's)	Notional Amount of Currency Delivered (000's)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	09/20/2022	4.59% based on the notional amount of currency received	3 Month LIBOR based on the notional amount of currency delivered	CHN 310	$45	$(39)

CNH — Yuan Renminbi Offshore

LIBOR — London Interbank Offered rate

MXN — Mexican Peso

OIS — Overnight Index Swap

TIIE — Interbank Equilibrium Interest Rate

USD — United States Dollar

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$125,550	$—	$2,832	$128,382
Other Industries	52,284,518	—	—	52,284,518
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	864,013	—	864,013
Asset Backed Securities:
Diversified Financial Services	—	10,797,387	98,219	10,895,606
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	42,455	3	42,458
Other Industries	—	10,611,340	—	10,611,340
Foreign Corporate Bonds & Notes	—	1,690,189	—	1,690,189
Municipal Bonds & Notes	—	563,887	—	563,887
U.S. Government Agencies	—	12,767,717	—	12,767,717
U.S. Government Treasuries	—	8,307,334	—	8,307,334
Foreign Government Obligations	—	921,506	—	921,506
Short-Term Investment Securities	—	1,226,337	—	1,226,337
Repurchase Agreements	—	285,000	—	285,000
Total Investments at Value	$52,410,068	$48,077,165	$101,055	$100,588,288
Other Financial Instruments:†
Futures Contracts	$34,661	$—	$—	$34,661
Forward Foreign Currency Contracts	—	32,145	—	32,145
Centrally Cleared Interest Rate Swap Contracts	—	6,480	—	6,480
Total Other Financial Instruments	$34,661	$38,625	$—	$73,286
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$23,212	$—	$—	$23,212
Forward Foreign Currency Contracts	—	39,989	—	39,989
Centrally Cleared Interest Rate Swap Contracts	—	2,034	—	2,034
Over the Counter Cross-Currency Interest Rate Swap Contracts	—	39	—	39
Total Other Financial Instruments	$23,212	$42,062	$—	$65,274

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and Other written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
Diversified Financial Services	20.4%
Federal National Mtg. Assoc.	14.0
United States Treasury Notes	11.4
Federal Home Loan Mtg. Corp.	7.3
Diversified Banking Institutions	5.2
Medical-Biomedical/Gene	2.2
Cable/Satellite TV	2.2
Sovereign	1.9
Applications Software	1.9
Medical-Drugs	1.8
Web Portals/ISP	1.6
Finance-Credit Card	1.5
Government National Mtg. Assoc.	1.5
United States Treasury Bonds	1.4
Repurchase Agreements	1.4
Oil Companies-Exploration & Production	1.4
Pipelines	1.2
Computers	1.1
Tobacco	1.1
E-Commerce/Products	1.1
Municipal Bonds & Notes	1.1
Real Estate Investment Trusts	1.0
Multimedia	1.0
Internet Content-Entertainment	1.0
Electronic Components-Semiconductors	1.0
Aerospace/Defense	0.9
Banks-Super Regional	0.9
Brewery	0.9
Medical-HMO	0.8
Electric-Integrated	0.8
Retail-Restaurants	0.7
Retail-Building Products	0.7
Telephone-Integrated	0.7
Medical-Hospitals	0.7
Transport-Rail	0.7
Banks-Commercial	0.6
Beverages-Non-alcoholic	0.6
Oil Companies-Integrated	0.6
Diversified Manufacturing Operations	0.6
Enterprise Software/Service	0.6
Electronic Forms	0.6
Medical-Generic Drugs	0.6
Retail-Discount	0.5
Auto-Cars/Light Trucks	0.5
Airlines	0.5
Cellular Telecom	0.5
Athletic Footwear	0.5
Medical Instruments	0.4
Commercial Services	0.4
Entertainment Software	0.4
Computer Services	0.4
Foreign Government Obligations	0.4
Industrial Gases	0.4
Cosmetics & Toiletries	0.4
Building Products-Cement	0.4
Electronic Connectors	0.4
Consulting Services	0.4
Containers-Paper/Plastic	0.4
E-Commerce/Services	0.4
Finance-Consumer Loans	0.4
Medical Products	0.4%
Finance-Other Services	0.3
Electric Products-Misc.	0.3
Medical Information Systems	0.3
Retail-Drug Store	0.3
Food-Retail	0.3
Finance-Investment Banker/Broker	0.3
Diagnostic Equipment	0.3
Auto/Truck Parts & Equipment-Original	0.3
Instruments-Controls	0.3
Building-Heavy Construction	0.3
Computer Aided Design	0.3
Retail-Auto Parts	0.3
Food-Catering	0.3
Agricultural Chemicals	0.3
Food-Confectionery	0.3
Commercial Services-Finance	0.3
Retail-Gardening Products	0.2
Recreational Vehicles	0.2
Telecommunication Equipment	0.2
Building Societies	0.2
Insurance-Property/Casualty	0.2
Rental Auto/Equipment	0.2
Electronic Components-Misc.	0.2
Trucking/Leasing	0.2
Apparel Manufacturers	0.2
Television	0.2
Computer Software	0.2
Food-Misc./Diversified	0.2
Cruise Lines	0.2
Real Estate Operations & Development	0.2
Steel-Producers	0.2
Retail-Apparel/Shoe	0.1
Transport-Services	0.1
Oil Refining & Marketing	0.1
Semiconductor Equipment	0.1
Broadcast Services/Program	0.1
Building-Residential/Commercial	0.1
Building & Construction Products-Misc.	0.1
Electric-Generation	0.1
Hazardous Waste Disposal	0.1
Electronic Measurement Instruments	0.1
Food-Wholesale/Distribution	0.1
Chemicals-Specialty	0.1
Building Products-Wood	0.1
Data Processing/Management	0.1
Batteries/Battery Systems	0.1
Gas-Distribution	0.1
Independent Power Producers	0.1
Medical-Wholesale Drug Distribution	0.1
116.4%

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited) (continued)

Credit Quality†#
Aaa	55.9%
Aa	1.8
A	8.8
Baa	14.7
Ba	6.7
B	1.3
Caa	1.5
Ca	0.8
Not Rated@	8.5
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 31.9%
Aerospace/Defense — 0.7%
General Dynamics Corp.	1,423	$266,386
Northrop Grumman Corp.	680	161,731
Teledyne Technologies, Inc.†	443	56,022
		484,139
Agricultural Chemicals — 0.3%
Monsanto Co.	1,518	171,838
Airlines — 0.4%
United Continental Holdings, Inc.†	3,314	234,101
Apparel Manufacturers — 0.2%
Carter's, Inc.	1,259	113,058
Applications Software — 1.6%
Microsoft Corp.	10,607	698,577
salesforce.com, Inc.†	3,914	322,866
		1,021,443
Athletic Footwear — 0.5%
NIKE, Inc., Class B	5,424	302,280
Auto/Truck Parts & Equipment-Original — 0.3%
Delphi Automotive PLC	2,595	208,872
Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	9,695	411,456
Building Products-Cement — 0.4%
Vulcan Materials Co.	2,118	255,177
Cable/Satellite TV — 0.7%
Comcast Corp., Class A	11,183	420,369
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	3,177	205,202
Commercial Services — 0.4%
CoStar Group, Inc.†	598	123,917
ServiceMaster Global Holdings, Inc.†	3,965	165,539
		289,456
Commercial Services-Finance — 0.2%
Equifax, Inc.	821	112,264
Computer Aided Design — 0.3%
Cadence Design Systems, Inc.†	6,013	188,808
Computer Services — 0.2%
Amdocs, Ltd.	2,382	145,278
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	2,973	105,244
Computers — 0.9%
Apple, Inc.	4,196	602,797
Consulting Services — 0.4%
Gartner, Inc.†	1,021	110,258
Verisk Analytics, Inc.†	1,691	137,208
		247,466
Containers-Paper/Plastic — 0.3%
Sealed Air Corp.	4,563	198,856
Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	3,040	257,762
Security Description	Shares	Value (Note 2)
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	2,040	$103,489
Diagnostic Equipment — 0.2%
Thermo Fisher Scientific, Inc.	1,009	154,982
Diversified Manufacturing Operations — 0.6%
A.O. Smith Corp.	2,968	151,843
Illinois Tool Works, Inc.	1,730	229,173
		381,016
E-Commerce/Products — 1.1%
Amazon.com, Inc.†	795	704,799
E-Commerce/Services — 0.4%
Priceline Group, Inc.†	128	227,836
Electric Products-Misc. — 0.3%
AMETEK, Inc.	4,071	220,160
Electronic Components-Misc. — 0.2%
Flex, Ltd.†	7,015	117,852
Electronic Components-Semiconductors — 0.6%
Microchip Technology, Inc.	2,117	156,192
Texas Instruments, Inc.	2,562	206,395
		362,587
Electronic Connectors — 0.4%
Amphenol Corp., Class A	3,541	252,013
Electronic Forms — 0.6%
Adobe Systems, Inc.†	2,893	376,466
Enterprise Software/Service — 0.6%
Tyler Technologies, Inc.†	1,291	199,537
Ultimate Software Group, Inc.†	918	179,203
		378,740
Entertainment Software — 0.4%
Activision Blizzard, Inc.	5,706	284,501
Finance-Consumer Loans — 0.2%
Synchrony Financial	3,460	118,678
Finance-Credit Card — 1.2%
MasterCard, Inc., Class A	3,135	352,593
Visa, Inc., Class A	5,049	448,705
		801,298
Finance-Investment Banker/Broker — 0.2%
TD Ameritrade Holding Corp.	4,020	156,217
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	2,409	144,227
Food-Catering — 0.3%
Aramark	4,756	175,354
Food-Confectionery — 0.3%
Hershey Co.	1,538	168,026
Food-Retail — 0.3%
Kroger Co.	6,363	187,645
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	1,937	262,057
Instruments-Controls — 0.3%
Sensata Technologies Holding NV†	4,411	192,628

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty — 0.2%
Progressive Corp.	3,089	$121,027
Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	4,323	614,082
Medical Information Systems — 0.3%
athenahealth, Inc.†	1,802	203,067
Medical Instruments — 0.3%
Boston Scientific Corp.†	8,651	215,150
Medical Products — 0.2%
Cooper Cos., Inc.	519	103,743
Medical-Biomedical/Gene — 2.1%
Alder Biopharmaceuticals, Inc.†	3,161	65,749
Amgen, Inc.	2,279	373,915
Biogen, Inc.†	1,062	290,372
Celgene Corp.†	2,699	335,837
Regeneron Pharmaceuticals, Inc.†	693	268,544
		1,334,417
Medical-Drugs — 1.4%
Allergan PLC	1,109	264,962
Eli Lilly & Co.	4,644	390,607
Jazz Pharmaceuticals PLC†	892	129,456
Pfizer, Inc.	3,997	136,737
		921,762
Medical-HMO — 0.4%
Aetna, Inc.	2,197	280,227
Medical-Hospitals — 0.5%
Envision Healthcare Corp.†	1,432	87,810
Universal Health Services, Inc., Class B	1,681	209,201
		297,011
Multimedia — 0.7%
Walt Disney Co.	4,189	474,991
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp.	1,187	73,594
Antero Resources Corp.†	1,513	34,512
		108,106
Real Estate Investment Trusts — 0.7%
American Tower Corp.	3,062	372,155
Simon Property Group, Inc.	599	103,046
		475,201
Recreational Vehicles — 0.2%
Polaris Industries, Inc.	1,726	144,639
Retail-Apparel/Shoe — 0.1%
L Brands, Inc.	2,043	96,225
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	258	186,547
Retail-Building Products — 0.5%
Lowe's Cos., Inc.	4,006	329,333
Retail-Discount — 0.5%
Costco Wholesale Corp.	2,055	344,603
Security Description	Shares/ Principal Amount(12)		Value (Note 2)
Retail-Gardening Products — 0.2%
Tractor Supply Co.		2,344	$161,666
Retail-Restaurants — 0.7%
Dunkin' Brands Group, Inc.		2,965	162,126
Starbucks Corp.		5,254	306,781
			468,907
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†		3,079	128,425
Television — 0.0%
ION Media Networks, Inc.†(1)(11)(13)		10	7,081
Tobacco — 0.8%
Altria Group, Inc.		6,932	495,083
Transport-Rail — 0.5%
CSX Corp.		6,755	314,445
Web Portals/ISP — 1.6%
Alphabet, Inc., Class C†		1,282	1,063,496
Total Common Stocks (cost $17,242,889)			20,635,671
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Banks-Commercial — 0.3%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(2)	EUR	200,000	213,199
Building Societies — 0.2%
Nationwide Building Society FRS 6.88% due 06/20/2019(2)	GBP	100,000	127,169
Diversified Banking Institutions — 1.0%
Credit Agricole SA FRS 8.13% due 12/23/2025*(2)		200,000	213,000
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(2)		200,000	203,184
Societe Generale SA FRS 8.25% due 11/29/2018(2)		200,000	209,232
			625,416
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(1)(13)		16,000	2
Total Preferred Securities/ Capital Securities (cost $1,051,930)			965,786
ASSET BACKED SECURITIES — 20.4%
Diversified Financial Services — 20.4%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.15% due 01/25/2037(3)		58,369	53,908
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020		15,000	15,073

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.49% due 07/27/2026*(4)	$250,000	$249,901
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(1)(3)	47,802	47,801
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.56% due 10/25/2034(13)	20,441	19,494
Atrium XI FRS Series 11-A, Class B 3.19% due 10/23/2025*(4)	250,000	249,997
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.89% due 02/10/2051(5)	34,440	34,662
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(5)	63,000	64,885
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*	120,000	124,017
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	210,000	214,714
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.24% due 02/25/2036(3)	147,452	135,606
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(5)	62,555	63,000
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	13,958	13,493
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 2.14% due 07/15/2025*(4)	250,000	249,923
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class A1R 2.23% due 10/15/2026*(4)	250,000	250,106
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.51% due 04/27/2027*(4)	250,000	249,911
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	40,000	40,097
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 2.51% due 04/17/2026*(4)	250,000	249,898
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.52% due 01/25/2026*(4)	$250,000	$249,901
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 2.23% due 05/24/2026*(4)	250,000	249,941
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	122,000	126,391
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(5)	30,314	30,621
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.25% due 03/25/2036(3)	80,283	73,354
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	58,719	59,099
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	125,105	125,544
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(5)	65,000	68,584
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(5)	140,000	144,213
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	155,000	158,701
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(5)	150,000	157,571
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(5)	195,000	211,230
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.10% due 12/10/2049(5)	67,388	68,057
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	53,695	47,172
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(3)	3,111	2,713
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.87% due 06/15/2057(5)(6)	1,244,249	61,324
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(13)	47,391	48,009

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	$616	$616
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 2.45% due 10/15/2028*(4)	250,000	251,125
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.02% due 05/25/2035(3)	130,590	128,090
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	6,737	6,736
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	190,976
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	12,000	12,005
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	23,000	23,009
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.59% due 01/24/2027*(4)	250,000	249,898
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(5)	125,000	126,293
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(5)	30,445	35,197
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(5)	100,000	104,628
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(5)	146,000	151,617
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	140,000	147,838
GSAA Home Equity Trust FRS Series 2007-4, Class A1 1.08% due 03/25/2037(13)	243,334	131,738
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.28% due 03/25/2047(3)	34,113	30,717
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.36% due 01/25/2036(3)	52,268	48,835
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.40% due 04/25/2036(3)	10,807	9,028
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 3.58% due 04/25/2035(3)	57,716	55,495
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	$160,000	$160,061
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	81,772	82,055
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.52% due 05/25/2035(3)	86,456	82,370
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(5)	115,685	120,344
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(5)	68,000	72,706
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.83% due 02/12/2049(5)	21,695	21,675
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(5)	89,471	90,546
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(5)	127,000	127,174
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	65,000	67,390
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(5)	46,177	46,285
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.13% due 04/15/2041(5)	103,830	106,741
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.78% due 10/01/2020*(1)(3)	121,392	120,936
LSTAR Securities Investment Trust FRS Series 2016-5, Class A1 2.78% due 11/01/2021*(3)	82,472	82,053
LSTAR Securities Investment, Ltd. FRS Series 2, Class A1 2.78% due 02/01/2022*(3)	98,523	97,538
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 2.32% due 10/23/2025*(4)	250,000	249,892

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.98% due 02/25/2035(3)	$24,358	$24,695
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.05% due 12/25/2034(3)	39,395	39,305
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(5)	41,344	41,723
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.79% due 06/12/2050(5)	40,375	40,375
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.14% due 12/15/2047(5)(6)	354,481	19,288
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(5)	105,000	109,019
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(5)	44,678	44,942
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.30% due 01/11/2043(5)	44,920	46,020
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	47,082	39,505
Mortgage Repurchase Agreement Financing Trust FRS Series 2016-5, Class A 2.03% due 06/10/2019*(3)	153,000	153,026
MortgageIT Trust FRS Series 2005-4, Class A1 1.26% due 10/25/2035(3)	192,521	176,899
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	114,000	112,789
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	99,335
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)	121,209	122,474
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)	106,663	108,892
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*	$210,325	$216,892
Nomura Asset Acceptance Corp Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.92% due 06/25/2036(3)	142,954	117,325
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)	29,770	29,667
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	110,000	109,411
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.59% due 02/15/2026*(4)	250,000	249,970
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.55% due 04/17/2027*(4)	215,000	214,907
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	170,000	174,093
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.08% due 02/25/2037(13)	41,259	24,714
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.49% due 04/30/2027*(4)	250,000	250,272
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.53% due 04/15/2027*(4)	250,000	250,130
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(7)(13)	236,597	125,579
RFMSI Series Trust VRS Series 2005-SA3, Class 1A 3.29% due 08/25/2035(3)	133,540	101,262
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	4,760	4,682
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.11% due 05/25/2037(13)	106,890	83,179
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.21% due 02/20/2047(3)	104,958	93,954
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*(13)	76,065	76,124
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.55% due 04/15/2027*(4)	250,000	249,890

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.23% due 11/25/2036(13)	$200,000	$146,600
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(3)	107,365	106,319
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	87,334	86,971
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*	213,833	213,632
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.53% due 04/20/2027*(4)	250,000	248,761
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(5)	80,000	81,604
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.50% due 04/18/2027*(4)	250,000	249,893
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.42% due 10/14/2026*(4)	250,000	249,805
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.10% due 11/25/2046(3)	132,805	119,549
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.18% due 09/15/2057(5)(6)	990,869	59,916
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	105,000	109,490
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(5)	10,000	8,266
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.04% due 11/25/2034(3)	4,482	4,483
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.07% due 10/25/2036(3)	51,561	48,992
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.08% due 01/25/2035(3)	123,578	123,504
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.16% due 03/25/2035(3)	85,340	86,195
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.80% due 02/15/2044*(5)(6)	$556,875	$13,602
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	145,280	153,193
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	55,111	58,520
Total Asset Backed Securities (cost $13,112,769)		13,160,151
U.S. CORPORATE BONDS & NOTES — 19.2%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	26,000	26,180
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	35,000	37,910
		64,090
Aerospace/Defense-Equipment — 0.0%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	5,000	5,070
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	80,000	81,664
Applications Software — 0.3%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	70,000	68,210
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	25,000	23,654
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	5,000	5,077
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	45,000	42,242
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	32,710
		171,893
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	25,000	25,493
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	15,000	14,966
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	35,000	44,146

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
General Motors Co. Senior Notes 6.60% due 04/01/2036	$70,000	$80,480
General Motors Co. Senior Notes 6.75% due 04/01/2046	5,000	5,861
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	70,000	70,358
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	75,000	77,053
		318,357
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	75,000	75,259
Banks-Super Regional — 0.9%
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	155,000	154,907
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	40,000	40,159
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	28,792
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	19,149
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	150,000	150,912
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	25,000	24,212
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	10,000	10,426
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	70,000	77,953
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	80,000	91,647
		598,157
Batteries/Battery Systems — 0.1%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	35,000	35,219
Brewery — 0.9%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	45,000	45,065
Security Description	Principal Amount(12)	Value (Note 2)
Brewery (continued)
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	$15,000	$15,097
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	90,000	91,603
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	150,000	151,680
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	80,000	84,637
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	95,000	102,669
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	25,000	24,708
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	45,791
		561,250
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	70,000	75,250
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	70,000	72,275
Building-Heavy Construction — 0.3%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	90,000	90,280
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	100,000	100,023
		190,303
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	35,000	36,575
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	31,256
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,600
		73,431

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	$50,000	$51,875
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,716
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	25,000	26,363
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	85,000	89,817
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	65,000	74,837
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	25,000	23,974
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	95,000	94,654
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	35,000	29,947
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	60,000	61,774
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	15,000	15,825
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	39,286
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	55,000	54,831
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	10,050
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	66,000	71,239
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	45,000	40,783
Security Description	Principal Amount(12)	Value (Note 2)
Cable/Satellite TV (continued)
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	$45,000	$47,770
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	50,000	52,872
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	120,000	134,138
		945,751
Casino Hotels — 0.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.38% due 03/15/2022	25,000	25,594
Cellular Telecom — 0.2%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	30,000	32,700
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	20,000	21,775
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	45,000	48,037
		102,512
Commercial Services-Finance — 0.1%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	30,000	30,375
Computer Services — 0.2%
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020(14)	125,000	128,547
Computers — 0.2%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	5,000	5,043
Apple, Inc. Senior Notes 3.35% due 02/09/2027	20,000	20,239
Apple, Inc. Senior Notes 3.45% due 02/09/2045	45,000	40,111
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	9,539
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	25,000	25,618
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	20,000	20,915

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	$15,000	$19,372
		140,837
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	15,000	15,872
Containers-Paper/Plastic — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. V Company Guar. Notes 4.25% due 09/30/2026*	5,000	4,809
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	30,000	30,825
		35,634
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	35,000	36,444
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,525
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	10,000	10,625
		21,150
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,521
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	45,000	44,592
		54,113
Diversified Banking Institutions — 3.9%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	45,000	45,100
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	110,000	107,227
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	50,000	49,877
Bank of America Corp. FRS Senior Notes 3.12% due 01/20/2023	100,000	100,514
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	$40,000	$40,145
Bank of America Corp. FRS Senior Notes 4.44% due 01/20/2048	35,000	35,226
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	130,000	130,630
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	115,000	121,007
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	43,045
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	80,000	80,767
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	180,000	182,168
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	32,000	33,340
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	45,000	44,072
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	50,000	50,274
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	35,000	35,197
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	70,000	70,580
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	50,000	50,324
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	75,000	78,805
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	49,000	53,120
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	38,634
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	69,071
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	60,000	71,560
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	79,000	97,481

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Senior Notes 2.27% due 10/24/2023	$30,000	$30,688
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	5,000	4,948
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	115,000	114,407
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	30,000	29,401
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	33,602
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	53,025
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	50,000	51,226
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	35,000	37,457
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	17,890
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	35,000	38,019
Morgan Stanley Senior Notes 1.88% due 01/05/2018	60,000	60,106
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	29,838
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	14,901
Morgan Stanley Senior Notes 2.65% due 01/27/2020	15,000	15,143
Morgan Stanley Senior Notes 3.13% due 07/27/2026	25,000	23,862
Morgan Stanley Senior Notes 3.63% due 01/20/2027	40,000	39,708
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	39,616
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	20,623
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	36,000	36,874
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	$10,000	$10,812
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	109,171
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	104,668
		2,544,149
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021	10,000	9,943
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	10,000	10,091
		20,034
Electric-Integrated — 0.7%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	7,960
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	15,225
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	30,000	28,013
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	30,000	29,497
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	15,000	13,976
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	50,000	44,859
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,940
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	50,655
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	50,000	51,668
Great Plains Energy, Inc. Senior Notes 3.15% due 04/01/2022	20,000	20,194
Great Plains Energy, Inc. Senior Notes 3.90% due 04/01/2027	15,000	15,146
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	20,000	19,941

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	$50,000	$65,849
Southern Co. Senior Notes 1.85% due 07/01/2019	25,000	24,864
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,734
Southern Co. Senior Notes 4.40% due 07/01/2046	15,000	14,337
		416,858
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	12,064
Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	120,000	119,847
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	85,000	85,627
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	24,931
		230,405
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021*	30,000	29,633
Keysight Technologies, Inc. Senior Notes 4.60% due 04/06/2027	20,000	20,145
		49,778
Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.50% due 01/15/2019	10,000	10,360
Navient Corp. Senior Notes 6.50% due 06/15/2022	20,000	20,175
Navient Corp. Senior Notes 6.63% due 07/26/2021	20,000	20,700
Navient Corp. Senior Notes 7.25% due 09/25/2023	55,000	55,275
		106,510
Security Description	Principal Amount(12)	Value (Note 2)
Finance-Credit Card — 0.3%
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	$95,000	$95,144
Visa, Inc. Senior Notes 2.80% due 12/14/2022	20,000	20,174
Visa, Inc. Senior Notes 4.30% due 12/14/2045	60,000	62,966
		178,284
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	50,000	52,256
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(13)	19,000	1,235
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(13)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(13)	26,000	3
		53,496
Finance-Other Services — 0.1%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	40,000	40,214
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	30,000	30,461
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	10,000	9,946
		80,621
Financial Guarantee Insurance — 0.0%
Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	10,000	11,063
Food-Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	30,000	30,075
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	25,000	25,340
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	30,000	28,152
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	10,000	10,200
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	10,000	10,200
		103,967

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Retail — 0.0%
Kroger Co. Senior Notes 1.50% due 09/30/2019	$20,000	$19,702
Kroger Co. Senior Notes 3.88% due 10/15/2046	5,000	4,488
		24,190
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	39,867
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	25,000	25,125
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	10,000	9,592
		34,717
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	50,000	50,889
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	25,000	26,500
Hotels/Motels — 0.0%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024*	10,000	9,875
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,161
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	14,000	14,595
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	15,000	15,450
		33,206
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	25,344
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	10,256
Security Description	Principal Amount(12)	Value (Note 2)
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	$15,000	$12,487
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,366
Internet Content-Entertainment — 0.0%
Netflix, Inc. Company Guar. Notes 4.38% due 11/15/2026*	10,000	9,825
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,650
Medical Information Systems — 0.0%
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	15,000	15,206
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	40,000	40,577
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	19,000	19,918
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	20,000	21,474
		81,969
Medical Products — 0.2%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	110,000	110,000
Medical-Biomedical/Gene — 0.1%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	5,111
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	19,836
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	10,000	9,675
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,538
		60,160
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	20,000	19,225

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	$50,000	$50,140
		69,365
Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	19,837
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,067
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,157
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	50,796
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	35,000	35,002
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	65,000	67,251
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	57,437
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	10,959
		281,506
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	24,719
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	10,000	11,000
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,800
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	25,000	25,750
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	75,000	79,312
		151,581
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,092
Security Description	Principal Amount(12)	Value (Note 2)
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	$10,000	$10,422
Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.38% due 11/15/2026	10,000	9,794
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	85,000	100,218
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	23,000	28,057
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	10,000	9,726
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	13,001
		160,796
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	25,000	25,125
Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	45,000	43,876
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	20,000	18,866
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	20,000	21,395
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	35,000	42,341
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,495
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,112
Apache Corp. Senior Notes 4.25% due 01/15/2044	5,000	4,690
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	20,000	20,700
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	45,000	49,947
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	20,000	20,200

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	$95,000	$94,110
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	10,000	10,033
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	12,916
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	25,000	26,117
Hess Corp. Senior Notes 4.30% due 04/01/2027	35,000	34,377
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	25,039
Hess Corp. Senior Notes 5.80% due 04/01/2047	15,000	15,502
Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	25,697
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	88,543
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	20,000	19,859
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	40,000	38,433
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	10,000	10,410
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	70,000	73,676
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,838
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,175
		733,347
Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	10,400
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	55,000	52,541
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	15,000	14,988
		77,929
Security Description	Principal Amount(12)	Value (Note 2)
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	$5,000	$5,100
Pipelines — 1.2%
DCP Midstream LLC Company Guar. Notes 9.75% due 03/15/2019*	5,000	5,612
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	5,000	4,950
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,600
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,050
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	86,000	95,890
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	75,000	74,547
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	25,000	25,492
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	5,000	5,534
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	10,000	11,129
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	60,000	58,243
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	15,000	16,512
MPLX LP Senior Notes 4.13% due 03/01/2027	25,000	24,892
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,031
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	10,000	9,552
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	50,000	47,930
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	50,000	50,696

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	$25,000	$25,494
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	5,000	5,495
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028*	15,000	14,817
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	30,540
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019	15,000	15,825
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,110
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	25,000	26,406
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	43,564
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	5,000	4,912
Williams Partners LP Senior Notes 3.60% due 03/15/2022	135,000	136,941
		758,764
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	90,000	92,012
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	5,000	5,086
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	25,000	24,534
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	15,000	15,139
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	41,000	43,890
		180,661
Security Description	Principal Amount(12)	Value (Note 2)
Real Estate Operations & Development — 0.2%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	$100,000	$102,968
Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	45,000	44,240
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	37,917
United Rentals North America, Inc. Sec. Notes 4.63% due 07/15/2023	15,000	15,450
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,600
		118,207
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	15,000	15,112
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	40,000	34,920
Lowe's Cos., Inc. Senior Notes 2.50% due 04/15/2026	70,000	66,490
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	55,000	51,112
		152,522
Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	110,000	111,844
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,273
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	65,000	71,714
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	20,000	20,024
		212,855
Retail-Propane Distribution — 0.0%
Suburban Propane Partners LP/ Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	20,000	19,700

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants — 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	$15,000	$15,262
Semiconductor Equipment — 0.1%
Applied Materials, Inc. Senior Notes 3.30% due 04/01/2027	10,000	10,040
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	10,000	10,124
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	30,000	30,109
		50,273
Steel-Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	10,312
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,675
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	17,000	18,275
		44,262
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	50,000	50,018
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	40,000	40,512
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	20,000	20,687
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	23,601
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	90,000	83,978
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	10,000	10,125
Verizon Communications, Inc. Senior Notes 4.13% due 03/16/2027	30,000	30,508
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	31,000	28,706
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	47,315
Security Description	Principal Amount(12)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	$11,000	$9,966
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	74,000	66,082
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039*	20,000	19,480
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	42,000	39,844
		470,822
Television — 0.2%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	15,000	15,359
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	75,000	76,781
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	10,000	10,575
		102,715
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	25,000	25,051
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	18,540
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	46,000	47,198
		90,789
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.25% due 06/15/2027	5,000	5,037
Burlington Northern Santa Fe LLC Senior Notes 4.13% due 06/15/2047	40,000	39,887
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	35,000	33,794
		78,718
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047	15,000	14,583
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	25,000	24,981

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services (continued)
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	$20,000	$20,483
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	30,000	30,245
		90,292
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	105,000	113,349
Total U.S. Corporate Bonds & Notes (cost $12,255,233)		12,405,317
FOREIGN CORPORATE BONDS & NOTES — 3.0%
Aerospace/Defense — 0.1%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	65,000	67,046
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	105,000	107,743
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	57,000	61,160
		168,903
Building Products-Wood — 0.1%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	35,000	36,750
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	25,000	24,973
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,344
		39,317
Diversified Banking Institutions — 0.3%
HSBC Holdings PLC FRS Senior Notes 3.26% due 03/13/2023	200,000	201,113
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000	31,768
		232,881
Diversified Minerals — 0.0%
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	10,000	11,538
Security Description	Principal Amount(12)	Value (Note 2)
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	$45,000	$45,494
Electric-Integrated — 0.1%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	15,000	14,534
Fortis, Inc. Senior Notes 3.06% due 10/04/2026*	25,000	23,386
		37,920
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,363
Medical-Drugs — 0.3%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	48,896
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	80,000	79,088
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	60,000	57,903
		185,887
Medical-Generic Drugs — 0.6%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	175,000	175,763
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	105,000	106,792
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	25,000	25,290
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	35,000	35,129
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	30,000	30,774
		373,748
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	20,000	20,791
Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	20,000	21,725

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Metal-Iron (continued)
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	$5,000	$5,347
		27,072
Oil Companies-Exploration & Production — 0.1%
Encana Corp. Senior Notes 3.90% due 11/15/2021	25,000	25,541
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	5,362
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	5,000	5,000
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	5,000	4,475
		40,378
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	15,000	14,731
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	30,000	30,385
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	50,000	49,374
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	25,000	24,649
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027	30,000	31,716
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019	40,000	42,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	13,000	11,473
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	20,000	21,695
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	34,000	34,490
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	45,000	45,437
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	45,000	45,635
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	40,000	38,686
		390,271
Security Description	Principal Amount(12)	Value (Note 2)
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	$25,000	$25,188
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	35,000	38,850
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	125,000	126,077
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	37,615
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	25,000	26,531
Total Foreign Corporate Bonds & Notes (cost $1,925,540)		1,937,620
MUNICIPAL BONDS & NOTES — 1.1%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000	112,149
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029	90,000	91,822
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	5,613
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(13)	300,000	123,750
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(13)	90,000	37,125
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(13)	25,000	10,313
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	7,065

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of California General Obligation Bonds 7.55% due 04/01/2039	$55,000	$80,662
State of California General Obligation Bonds 7.63% due 03/01/2040	100,000	146,443
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	4,562
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	65,000	66,723
Total Municipal Bonds & Notes (cost $702,833)		686,227
U.S. GOVERNMENT AGENCIES — 22.8%
Federal Home Loan Mtg. Corp. — 7.3%
2.50% due 01/01/2028	14,285	14,465
2.50% due 04/01/2028	36,106	36,538
2.78% due 02/01/2037 FRS	5,073	5,268
3.00% due 08/01/2027	52,735	54,152
3.00% due 10/01/2042	36,250	36,191
3.00% due 11/01/2042	18,107	18,054
3.00% due 08/01/2043	307,123	305,930
3.00% due 04/01/2046	196,265	194,592
3.00% due April TBA	1,100,000	1,089,859
3.50% due 03/01/2042	12,247	12,581
3.50% due 08/01/2042	73,343	75,342
3.50% due 09/01/2043	54,242	55,766
3.50% due April TBA	800,000	818,125
4.00% due 03/01/2023	8,155	8,438
4.00% due 09/01/2040	6,621	6,974
4.00% due 10/01/2043	75,670	79,472
4.00% due April TBA	1,300,000	1,360,633
4.50% due 01/01/2039	2,497	2,680
5.00% due 12/01/2020	4,931	5,172
5.00% due 05/01/2021	55,612	58,116
5.00% due 07/01/2021	15,640	16,100
5.00% due 05/01/2034	37,138	40,945
5.50% due 05/01/2037	8,231	9,120
5.50% due 06/01/2037	4,355	4,915
6.00% due 08/01/2036	3,933	4,440
6.50% due 05/01/2029	2,004	2,246
6.50% due 07/01/2035	2,412	2,832
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust Series 2013-K502, Class B 2.43% due 03/25/2045 VRS*(5)	100,000	99,986
Series 2014-K503, Class B 3.00% due 10/25/2047 VRS*(5)	80,000	79,744
Series 2012-K706, Class B 4.03% due 11/25/2044 VRS*(5)	70,000	71,730
Series 2010-K8, Class B 5.25% due 09/25/2043 VRS*(5)	90,000	97,222
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(3)	8,391	8,353
Security Description	Principal Amount(12)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 1577, Class PK 6.50% due 09/15/2023(3)	$4,979	$5,359
Series 1226, Class Z 7.75% due 03/15/2022(3)	536	589
		4,681,929
Federal National Mtg. Assoc. — 14.0%
2.50% due 04/01/2028	58,202	58,879
2.50% due April TBA	1,600,000	1,600,750
2.50% due 02/01/2043	80,268	76,869
2.50% due 03/01/2043	152,434	145,980
2.64% due 03/01/2027	38,530	37,758
2.66% due 03/01/2027	410,000	399,134
2.78% due 03/01/2027	78,000	77,146
2.89% due 05/01/2037 FRS	8,142	8,594
3.00% due 10/01/2027	24,856	25,577
3.00% due 12/01/2027	12,391	12,716
3.00% due 01/01/2028	32,036	32,963
3.00% due April TBA	1,100,000	1,127,118
3.09% due 10/01/2040 FRS	8,490	8,996
3.50% due 08/01/2026	24,160	25,171
3.50% due 10/01/2028	93,595	97,651
3.50% due April TBA	2,800,000	2,864,094
4.00% due 11/01/2025	8,034	8,460
4.00% due 09/01/2040	5,199	5,469
4.00% due 12/01/2040	97,401	102,515
4.00% due 11/01/2041	9,100	9,583
4.00% due 01/01/2042	27,793	29,265
4.00% due 12/01/2043	27,617	29,269
4.00% due April TBA	500,000	524,453
4.50% due 01/01/2039	7,220	7,754
4.50% due 09/01/2039	17,243	18,538
4.50% due 09/01/2040	33,968	36,535
4.50% due 05/01/2041	13,978	14,999
4.50% due April TBA	800,000	857,750
5.00% due 03/01/2018	3,356	3,449
5.00% due 06/01/2019	2,010	2,070
5.00% due 05/01/2035	367	402
5.00% due 07/01/2040	26,869	29,395
5.00% due April TBA	300,000	327,800
5.50% due 10/01/2021	7,950	8,424
5.50% due 06/01/2022	2,923	3,065
5.50% due 12/01/2029	5,358	5,944
5.50% due 05/01/2034	17,468	19,406
5.50% due 08/01/2037	27,484	30,699
5.50% due 06/01/2038	6,987	7,808
6.00% due 06/01/2017	117	117
6.00% due 06/01/2026	16,709	18,869
6.00% due 04/01/2027	86,475	97,668
6.00% due 12/01/2033	25,378	29,032
6.00% due 05/01/2034	15,937	18,127
6.50% due 06/01/2035	51,525	57,953
6.50% due 10/01/2037	3,527	3,922
7.00% due 06/01/2037	17,294	19,473

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C07, Class 2M2 5.33% due 04/25/2029(3)	$70,143	$74,123
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	12,223	12,121
Series 2017-C01, Class 1M2 4.53% due 07/25/2029 FRS(3)	35,000	35,423
		9,049,276
Government National Mtg. Assoc. — 1.5%
3.50% due April TBA	500,000	518,438
4.00% due 09/15/2040	20,978	22,158
4.00% due 11/15/2040	80,797	85,503
4.50% due 02/15/2039	8,016	8,568
4.50% due 08/15/2041	185,674	198,685
5.50% due 05/15/2036	10,590	11,807
6.00% due 09/15/2032	11,240	13,316
6.00% due 12/15/2033	41,178	47,628
7.00% due 07/15/2033	10,587	12,320
7.00% due 11/15/2033	11,552	13,619
8.00% due 11/15/2031	3,975	4,062
8.50% due 11/15/2017	5	5
9.00% due 11/15/2021	136	149
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(3)	143	159
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	8,799	10,184
		946,601
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	25,000	25,193
Total U.S. Government Agencies (cost $14,598,682)		14,702,999
U.S. GOVERNMENT TREASURIES — 12.8%
United States Treasury Bonds — 1.4%
2.50% due 02/15/2045(8)	213,000	191,392
3.00% due 02/15/2047	108,000	107,616
4.50% due 02/15/2036	141,000	178,816
5.00% due 05/15/2037	324,000	435,755
		913,579
United States Treasury Notes — 11.4%
0.13% due 07/15/2024 TIPS(9)(10)	1,211,686	1,200,380
0.25% due 01/15/2025 TIPS(10)	1,137,839	1,128,160
1.13% due 02/28/2019	1,352,000	1,348,936
1.25% due 10/31/2021	418,000	406,293
1.50% due 08/15/2026	654,000	605,154
1.63% due 03/15/2020	1,020,000	1,023,666
1.63% due 05/15/2026	933,000	875,162
1.88% due 02/28/2022	361,000	360,225
Security Description	Principal Amount(12)		Value (Note 2)
United States Treasury Notes (continued)
2.25% due 02/15/2027		$398,000	$392,916
			7,340,892
Total U.S. Government Treasuries (cost $8,340,522)			8,254,471
FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Sovereign — 1.9%
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2023	BRL	483,000	158,636
Government of Romania Bonds 1.35% due 02/25/2019	RON	370,000	86,300
Kingdom of Saudi Arabia Senior Notes 4.50% due 10/26/2046		200,000	197,140
Republic of Argentina Senior Notes 6.88% due 01/26/2027*		15,000	15,210
Republic of Hungary FRS Bonds 0.23% due 06/23/2021	HUF	38,280,000	130,008
Republic of Hungary Bonds 6.50% due 06/24/2019	HUF	10,680,000	41,939
Republic of South Africa Senior Notes 2.00% due 01/31/2025(10)	ZAR	869,418	62,673
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	1,335,000	70,725
Republic of Turkey Bonds 7.10% due 03/08/2023	TRY	350,225	80,800
Sultanate of Oman Senior Bonds 5.38% due 03/08/2027*		200,000	209,000
United Mexican States Bonds 4.00% due 11/08/2046(10)	MXN	889,375	50,673
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	1,668,200	85,336
United Mexican States Senior Notes 5.75% due 10/12/2110		70,000	69,650
Total Foreign Government Obligations (cost $1,248,414)			1,258,090
Total Long-Term Investment Securities (cost $70,478,812)			74,006,332
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Foreign Government Obligations — 0.4%
Government of Romania Bills 0.58% due 06/26/2017	RON	755,000	176,700

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Foreign Government Obligations (continued)
Republic of Argentina Treasury Bills 2.75% due 05/26/2017	$30,561	$30,378
Republic of Argentina Treasury Bills 3.16% due 12/15/2017	64,816	62,631
Total Short-Term Investment Securities (cost $281,490)		269,709
REPURCHASE AGREEMENTS — 1.4%
Bank of America Securities LLC Joint Repurchase Agreement(15)	145,000	145,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)	160,000	160,000
BNP Paribas SA Joint Repurchase Agreement(15)	290,000	290,000
Deutsche Bank AG Joint Repurchase Agreement(15)	70,000	70,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	245,000	245,000
Total Repurchase Agreements (cost $910,000)		910,000
TOTAL INVESTMENTS (cost $71,670,302)(16)	116.4%	75,186,041
Liabilities in excess of other assets	(16.4)	(10,618,138)
NET ASSETS	100.0%	$64,567,903

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2017, the aggregate value of these securities was $11,189,194 representing 17.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Collateralized Mortgage Obligation

(4)  Collateralized Loan Obligation

(5)  Commercial Mortgage Backed Security

(6)  Interest Only

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2017.

(8)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(10)  Principal amount of security is adjusted for inflation.

(11)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2017, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$7,081	$708.07	0.00%

(12)  Denominated in United States dollars unless otherwise indicated.

(13)  Illiquid security. At March 31, 2017, the aggregate value of these securities was $834,948 representing 1.3% of net assets.

(14)  "Step-down" security where the rate decreases ("steps-down") at a predetermined rate. The rate reflected is as of March 31, 2017.

(15)  See Note 2 for details of Joint Repurchase Agreements.

(16)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EUR — Euro Dollar

GBP — British Pound

HUF — Hungarian Forint

MXN — Mexican Peso

RON — Romanian Leu

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2017	Unrealized Appreciation (Depreciation)
4	Short	Long Gilt Future	June 2017	$636,892	$639,380	$(2,488)
40	Short	U.S. Treasury 10 Year Notes	June 2017	4,960,892	4,982,500	(21,608)
5	Short	U.S. Treasury 10 Year Ultra Bonds	June 2017	664,825	669,453	(4,628)
17	Short	U.S. Treasury 2 Year Notes	June 2017	3,678,109	3,679,703	(1,594)
36	Long	U.S. Treasury 5 Year Notes	June 2017	4,229,333	4,238,156	8,823
1	Long	U.S. Treasury Long Bonds	June 2017	150,077	150,844	767
10	Long	U.S. Treasury Ultra Bonds	June 2017	1,590,172	1,606,250	16,078
						$(4,650)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	HUF	31,687,000	USD	109,040	06/21/2017	$—	$(789)
Barclays Bank PLC	HUF	12,577,000	USD	43,242	06/21/2017	—	(350)
	PHP	5,380,000	USD	105,346	06/21/2017	—	(1,297)
	USD	53,394	PHP	2,690,000	06/21/2017	—	(74)
						—	(1,721)
BNP Paribas SA	RON	140,000	USD	35,692	08/28/2017	2,797	—
	USD	53,368	TRY	205,000	06/21/2017	1,783	—
						4,580	—
Citibank N.A.	EUR	5,000	USD	5,373	04/28/2017	34	—
	GBP	5,000	USD	6,250	04/28/2017	—	(18)
	RON	755,000	USD	188,493	06/26/2017	11,297	—
	TRY	303,000	USD	79,043	06/21/2017	—	(2,474)
	USD	13,726	EGP	237,000	06/21/2017	—	(732)
	USD	2,123	EUR	2,000	06/21/2017	19	—
	USD	14,740	GHS	72,000	06/21/2017	1,191	—
	USD	28,271	ZMW	280,000	06/21/2017	—	(121)
	USD	6,523	EGP	121,000	03/06/2018	—	(296)
	USD	16,556	EGP	325,000	03/29/2018	81	—
	ZAR	640,000	USD	48,916	06/21/2017	1,848	—
						14,470	(3,641)
Credit Suisse AG	HUF	5,994,000	USD	20,678	06/21/2017	—	(98)
Deutsche Bank AG	TRY	205,000	USD	53,319	06/21/2017	—	(1,832)
Goldman Sachs International	MXN	145,000	USD	7,620	06/21/2017	—	(34)
	TRY	198,000	USD	51,904	06/21/2017	—	(1,364)
	USD	5,218	EGP	99,000	03/06/2018	—	(123)
						—	(1,521)
HSBC Bank USA	EUR	194,000	USD	211,369	04/28/2017	4,187	—
	GBP	100,000	USD	126,180	04/28/2017	820	—
	TRY	197,000	USD	51,445	06/21/2017	—	(1,554)
	USD	53,131	PHP	2,690,000	06/21/2017	191	—
	USD	54,023	THB	1,890,000	06/21/2017	947	—
	USD	52,824	TRY	205,000	06/21/2017	2,328	—
	ZAR	318,000	USD	23,473	06/21/2017	86	—
						8,559	(1,554)

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	RON	230,000	USD	58,703	08/28/2017	$4,662	$—
	THB	3,780,000	USD	108,263	06/21/2017	—	(1,678)
	USD	54,224	THB	1,901,000	06/21/2017	1,067	—
	USD	52,285	TRY	198,000	06/21/2017	984	—
	ZAR	861,000	USD	65,056	06/21/2017	1,735	—
						8,448	(1,678)
Morgan Stanley and Co., Inc.	BRL	469,000	USD	147,996	06/21/2017	815	—
	USD	155,264	BRL	494,000	06/21/2017	—	(237)
	USD	26,564	CNH	183,000	06/21/2017	—	(92)
	USD	53,147	TRY	197,000	06/21/2017	—	(148)
						815	(477)
Royal Bank of Canada	MXN	1,591,000	USD	79,345	06/21/2017	—	(4,630)
Standard Chartered Bank	COP	193,408,000	USD	63,438	06/21/2017	—	(3,134)
	TRY	205,000	USD	53,321	06/21/2017	—	(1,830)
	USD	26,464	CNH	183,000	06/21/2017	8	—
	USD	2,801	EGP	50,000	06/21/2017	—	(60)
	USD	14,754	GHS	72,000	06/21/2017	1,176	—
	USD	3,960	ZMW	40,000	06/21/2017	61	—
						1,245	(5,024)
State Street Bank and Trust Co.	BRL	483,000	USD	148,812	06/21/2017	—	(2,762)
	JPY	50,000,000	USD	427,646	04/14/2017	—	(21,619)
	MXN	803,000	USD	41,722	06/21/2017	—	(662)
						—	(25,043)
UBS AG	EUR	2,000	USD	2,143	06/21/2017	1	—
Net Unrealized Appreciation (Depreciation)						$38,118	$(48,008)

BRL — Brazilian Real
CNH — Yuan Renminbi Offshore
COP — Columbian Peso
EGP — Egyptian Pound
EUR — Euro Currency
GBP — British Pound
GHS — Ghana Cedi
HUF — Hungarian Forint
JPY — Japanese Yen
MXN — Mexican Peso
PHP — Philippine Peso
RON — Romanian Leu
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand
ZMW — Zambian Kwacha

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
MXN	705	12/30/2026	28 Day Mexico Interbank TIIE	8.27%	$—	$(2,371)
			1 Year USD-Federal Funds —
USD	240	11/14/2026	H.15-OIS-COMPOUND	1.63	—	7,776
						$5,405

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Over the Counter Cross-Currency Interest Rate Swap Contracts

		Rates Exchanged		Value
Swap Counterparty	Termination Date	Receive	Pay	Notional Amount of currency Received (000's)	Notional Amount of Currency Delivered (000's)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	09/20/2022	4.59% based on the notional amount of currency received	3 Month LIBOR based on the notional amount of currency delivered	CHN 375	$54	$(47)

CNH — Yuan Renminbi Offshore

LIBOR — London Interbank Offered rate

MXN — Mexican Peso

OIS — Overnight Index Swap

TIIE — Interbank Equilibrium Interest Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$7,081	$7,081
Other Industries	20,628,590	—	—	20,628,590
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	2	2
Other Industries	—	965,784	—	965,784
Asset Backed Securities:
Diversified Financial Services	—	12,991,414	168,737	13,160,151
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	53,491	5	53,496
Other Industries	—	12,351,821	—	12,351,821
Foreign Corporate Bonds & Notes	—	1,937,620	—	1,937,620
Municipal Bond & Notes	—	686,227	—	686,227
U.S. Government Agencies	—	14,702,999	—	14,702,999
U.S. Government Treasuries	—	8,254,471	—	8,254,471
Foreign Government Obligations	—	1,258,090	—	1,258,090
Short-Term Investment Securities	—	269,709	—	269,709
Repurchase Agreements	—	910,000	—	910,000
Total Investments at Value	$20,628,590	$54,381,626	$175,825	$75,186,041
Other Financial Instruments:†
Futures Contracts	$25,668	$—	$—	$25,668
Forward Foreign Currency Contracts	—	38,118	—	38,118
Centrally Cleared Interest Rate Swap Contracts	—	7,776	—	7,776
Total Other Financial Instruments	$25,668	$45,894	$—	$71,562

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$30,318	$—	$—	$30,318
Forward Foreign Currency Contracts	—	48,008	—	48,008
Centrally Cleared Interest Rate Swap Contracts			2,371	2,371
Over the Counter Cross-Currency Interest Rate Swap Contracts	—	47	—	47
Total Other Financial Instruments	$30,318	$50,426	$—	$80,744

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
Diversified Financial Services	26.2%
Federal National Mtg. Assoc.	17.6
United States Treasury Notes	14.5
Federal Home Loan Mtg. Corp.	8.5
Diversified Banking Institutions	6.7
Government National Mtg. Assoc.	2.8
Sovereign	2.4
Cable/Satellite TV	2.0
United States Treasury Bonds	1.8
Oil Companies-Exploration & Production	1.6
Pipelines	1.4
Municipal Bonds & Notes	1.3
Medical-Drugs	1.2
Banks-Super Regional	1.2
Medical-Biomedical/Gene	1.1
Applications Software	1.1
Brewery	1.1
Finance-Credit Card	0.9
Repurchase Agreements	0.9
Telephone-Integrated	0.9
Web Portals/ISP	0.9
Electric-Integrated	0.9
Banks-Commercial	0.8
Tobacco	0.8
Computers	0.8
Real Estate Investment Trusts	0.8
Oil Companies-Integrated	0.7
Electronic Components-Semiconductors	0.7
Medical-HMO	0.7
Medical-Generic Drugs	0.7
Multimedia	0.7
Aerospace/Defense	0.6
Auto-Cars/Light Trucks	0.6
E-Commerce/Products	0.6
Retail-Building Products	0.6
Transport-Rail	0.6
Foreign Government Obligations	0.5
Medical-Hospitals	0.5
Internet Content-Entertainment	0.5
Building-Heavy Construction	0.4
Retail-Drug Store	0.4
Retail-Restaurants	0.4
Cellular Telecom	0.4
Airlines	0.4
Medical Instruments	0.4
Computer Services	0.3
Beverages-Non-alcoholic	0.3
Enterprise Software/Service	0.3
Diversified Manufacturing Operations	0.3
Electronic Forms	0.3
Medical Products	0.3
Finance-Consumer Loans	0.3
Retail-Discount	0.3
Finance-Other Services	0.3
Containers-Paper/Plastic	0.3
Athletic Footwear	0.2
Commercial Services	0.2
Entertainment Software	0.2
Diagnostic Equipment	0.2
Rental Auto/Equipment	0.2
Trucking/Leasing	0.2%
Industrial Gases	0.2
Cosmetics & Toiletries	0.2
Food-Misc./Diversified	0.2
Building Products-Cement	0.2
Electronic Connectors	0.2
Television	0.2
Consulting Services	0.2
Real Estate Operations & Development	0.2
Medical Information Systems	0.2
E-Commerce/Services	0.2
Electric Products-Misc.	0.2
Transport-Services	0.2
Auto/Truck Parts & Equipment-Original	0.2
Commercial Services-Finance	0.2
Steel-Producers	0.2
Instruments-Controls	0.2
Computer Aided Design	0.2
Oil Refining & Marketing	0.2
Food-Retail	0.1
Retail-Auto Parts	0.1
Semiconductor Equipment	0.1
Finance-Investment Banker/Broker	0.1
Food-Catering	0.1
Building-Residential/Commercial	0.1
Agricultural Chemicals	0.1
Building & Construction Products-Misc.	0.1
Food-Confectionery	0.1
Retail-Gardening Products	0.1
Electric-Generation	0.1
Recreational Vehicles	0.1
Broadcast Services/Program	0.1
Telecommunication Equipment	0.1
Insurance-Property/Casualty	0.1
Hazardous Waste Disposal	0.1
Electronic Components-Misc.	0.1
Electronic Measurement Instruments	0.1
Apparel Manufacturers	0.1
Computer Software	0.1
Cruise Lines	0.1
Retail-Apparel/Shoe	0.1
Food-Wholesale/Distribution	0.1
Chemicals-Specialty	0.1
Building Products-Wood	0.1
Data Processing/Management	0.1
Batteries/Battery Systems	0.1
Gas-Distribution	0.1
Wireless Equipment	0.1
Medical-Wholesale Drug Distribution	0.1
Independent Power Producers	0.1
Metal-Iron	0.1
Hospital Beds/Equipment	0.1
Casino Hotels	0.1
Music	0.1
121.9%

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited) (continued)

Credit Quality†#
Aaa	55.8%
Aa	2.2
A	8.3
Baa	14.0
Ba	5.5
B	1.2
Caa	1.5
Ca	0.6
Not Rated@	10.9
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 16.5%
Aerospace/Defense — 0.4%
General Dynamics Corp.	603	$112,882
Northrop Grumman Corp.	288	68,498
Teledyne Technologies, Inc.†	196	24,786
		206,166
Agricultural Chemicals — 0.1%
Monsanto Co.	643	72,788
Airlines — 0.2%
United Continental Holdings, Inc.†	1,404	99,179
Apparel Manufacturers — 0.1%
Carter's, Inc.	528	47,414
Applications Software — 0.8%
Microsoft Corp.	4,486	295,448
salesforce.com, Inc.†	1,672	137,923
		433,371
Athletic Footwear — 0.2%
NIKE, Inc., Class B	2,302	128,290
Auto/Truck Parts & Equipment-Original — 0.2%
Delphi Automotive PLC	1,099	88,459
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	4,114	174,598
Building Products-Cement — 0.2%
Vulcan Materials Co.	898	108,191
Cable/Satellite TV — 0.3%
Comcast Corp., Class A	4,747	178,440
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	1,346	86,938
Commercial Services — 0.2%
CoStar Group, Inc.†	252	52,220
ServiceMaster Global Holdings, Inc.†	1,739	72,603
		124,823
Commercial Services-Finance — 0.1%
Equifax, Inc.	350	47,859
Computer Aided Design — 0.2%
Cadence Design Systems, Inc.†	2,565	80,541
Computer Services — 0.1%
Amdocs, Ltd.	1,007	61,417
Computer Software — 0.1%
SS&C Technologies Holdings, Inc.	1,247	44,144
Computers — 0.5%
Apple, Inc.	1,775	254,996
Consulting Services — 0.2%
Gartner, Inc.†	430	46,436
Verisk Analytics, Inc.†	720	58,421
		104,857
Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	1,934	84,284
Cosmetics & Toiletries — 0.2%
Estee Lauder Cos., Inc., Class A	1,290	109,379
Security Description	Shares	Value (Note 2)
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	866	$43,932
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc.	426	65,434
Diversified Manufacturing Operations — 0.3%
A.O. Smith Corp.	1,257	64,308
Illinois Tool Works, Inc.	733	97,101
		161,409
E-Commerce/Products — 0.6%
Amazon.com, Inc.†	340	301,424
E-Commerce/Services — 0.2%
Priceline Group, Inc.†	55	97,898
Electric Products-Misc. — 0.2%
AMETEK, Inc.	1,724	93,234
Electronic Components-Misc. — 0.1%
Flex, Ltd.†	2,966	49,829
Electronic Components-Semiconductors — 0.3%
Microchip Technology, Inc.	892	65,812
Texas Instruments, Inc.	1,102	88,777
		154,589
Electronic Connectors — 0.2%
Amphenol Corp., Class A	1,498	106,613
Electronic Forms — 0.3%
Adobe Systems, Inc.†	1,224	159,279
Enterprise Software/Service — 0.3%
Tyler Technologies, Inc.†	546	84,390
Ultimate Software Group, Inc.†	396	77,303
		161,693
Entertainment Software — 0.2%
Activision Blizzard, Inc.	2,413	120,312
Finance-Consumer Loans — 0.1%
Synchrony Financial	1,426	48,912
Finance-Credit Card — 0.6%
MasterCard, Inc., Class A	1,337	150,372
Visa, Inc., Class A	2,154	191,426
		341,798
Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	1,656	64,352
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	1,026	61,427
Food-Catering — 0.1%
Aramark	2,019	74,441
Food-Confectionery — 0.1%
Hershey Co.	653	71,340
Food-Retail — 0.1%
Kroger Co.	2,700	79,623
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	820	110,938
Instruments-Controls — 0.2%
Sensata Technologies Holding NV†	1,872	81,750

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty — 0.1%
Progressive Corp.	1,318	$51,639
Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	1,829	259,809
Medical Information Systems — 0.2%
athenahealth, Inc.†	741	83,503
Medical Instruments — 0.2%
Boston Scientific Corp.†	3,719	92,492
Medical Products — 0.1%
Cooper Cos., Inc.	219	43,776
Medical-Biomedical/Gene — 1.0%
Alder Biopharmaceuticals, Inc.†	1,470	30,576
Amgen, Inc.	943	154,718
Biogen, Inc.†	443	121,125
Celgene Corp.†	1,118	139,113
Regeneron Pharmaceuticals, Inc.†	285	110,440
		555,972
Medical-Drugs — 0.7%
Allergan PLC	457	109,186
Eli Lilly & Co.	1,918	161,323
Jazz Pharmaceuticals PLC†	377	54,714
Pfizer, Inc.	1,676	57,336
		382,559
Medical-HMO — 0.2%
Aetna, Inc.	923	117,729
Medical-Hospitals — 0.2%
Envision Healthcare Corp.†	605	37,099
Universal Health Services, Inc., Class B	690	85,870
		122,969
Multimedia — 0.4%
Walt Disney Co.	1,778	201,607
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	500	31,000
Antero Resources Corp.†	641	14,621
		45,621
Real Estate Investment Trusts — 0.4%
American Tower Corp.	1,309	159,096
Simon Property Group, Inc.	250	43,007
		202,103
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	731	61,258
Retail-Apparel/Shoe — 0.1%
L Brands, Inc.	867	40,836
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	110	79,536
Retail-Building Products — 0.3%
Lowe's Cos., Inc.	1,701	139,839
Retail-Discount — 0.3%
Costco Wholesale Corp.	872	146,226
Security Description	Shares/ Principal Amount(10)		Value (Note 2)
Retail-Gardening Products — 0.1%
Tractor Supply Co.		995	$68,625
Retail-Restaurants — 0.4%
Dunkin' Brands Group, Inc.		1,259	68,842
Starbucks Corp.		2,230	130,210
			199,052
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†		1,302	54,306
Television — 0.0%
ION Media Networks, Inc.†(1)(11)(12)		4	2,832
Tobacco — 0.4%
Altria Group, Inc.		2,948	210,546
Transport-Rail — 0.3%
CSX Corp.		2,897	134,855
Web Portals/ISP — 0.9%
Alphabet, Inc., Class C†		547	453,769
Total Common Stocks (cost $7,311,084)			8,737,820
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.8%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(2)	EUR	200,000	213,199
Diversified Banking Institutions — 1.4%
Credit Agricole SA FRS 8.13% due 12/23/2025(2)		200,000	213,000
Credit Suisse Group AG FRS 6.25% due 12/18/2024(2)		275,000	279,377
Societe Generale SA FRS 8.25% due 11/29/2018(2)		225,000	235,386
			727,763
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(1)(11)		8,000	1
Total Preferred Securities/Capital Securities (cost $979,241)			940,963
ASSET BACKED SECURITIES — 26.2%
Diversified Financial Services — 26.2%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.15% due 01/25/2037(3)		69,835	64,497
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020		7,000	7,034
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.49% due 07/27/2026*(4)		250,000	249,901

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(3)	$47,802	$47,801
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.56% due 10/25/2034(11)	4,088	3,899
Atrium XI FRS Series 11-A, Class B 3.19% due 10/23/2025*(4)	250,000	249,997
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.89% due 02/10/2051(5)	41,259	41,525
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(5)	63,000	64,885
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*	125,000	129,184
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	235,000	240,275
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.24% due 02/25/2036(3)	175,233	161,155
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(5)	74,284	74,812
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	16,750	16,192
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 2.14% due 07/15/2025*(4)	250,000	249,923
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class A1R 2.23% due 10/15/2026*(4)	250,000	250,106
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.51% due 04/27/2027*(4)	250,000	249,911
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	40,000	40,097
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 2.51% due 04/17/2026*(4)	250,000	249,898
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.52% due 01/25/2026*(4)	250,000	249,901
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 2.23% due 05/24/2026*(4)	$250,000	$249,941
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	120,000	124,319
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(5)	75,000	79,437
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(5)	34,103	34,449
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.25% due 03/25/2036(3)	88,646	80,995
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	73,399	73,873
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	110,000	110,386
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(5)	155,000	159,664
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	155,059	158,761
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(5)	149,000	156,520
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(5)	75,000	79,135
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.10% due 12/10/2049(5)	75,812	76,564
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	58,652	51,526
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(3)	3,385	2,952
CPS Auto Receivables Trust Series 2012-D, Class A 1.48% due 03/16/2020*	8,985	8,983
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.87% due 06/15/2057(5)(6)	1,234,460	60,841

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(11)	$39,300	$39,812
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	616	616
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class AR 2.21% due 04/18/2026*(4)	250,000	249,875
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 2.37% due 04/18/2026*(4)	250,000	249,892
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.02% due 05/25/2035(3)	145,514	142,729
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	7,699	7,698
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	190,976
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,003
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	11,000	11,004
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.59% due 01/24/2027*(4)	250,000	249,899
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(5)	160,000	161,655
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(5)	40,000	46,243
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(5)	100,000	104,628
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(5)	145,000	150,579
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	140,000	147,838
GSAA Home Equity Trust FRS Series 2007-4, Class A1 1.08% due 03/25/2037(11)	242,130	131,086
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.28% due 03/25/2047(3)	34,113	30,717
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.35% due 01/25/2036(3)	$58,366	$54,533
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.40% due 04/25/2036(3)	12,968	10,834
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 3.58% due 04/25/2035(3)	60,676	58,341
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	160,000	160,061
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	81,772	82,055
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.52% due 05/25/2035(3)	90,573	86,293
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(5)	139,786	145,416
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(5)	78,250	83,666
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.83% due 02/12/2049(5)	23,761	23,739
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(5)	89,471	90,546
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(5)	126,000	126,172
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	64,000	66,353
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(5)	52,474	52,597
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.13% due 04/15/2041(5)	42,964	44,169
LSTAR Securities Investment, Ltd. FRS Series 2, Class A1 2.77% due 02/01/2022*(3)	98,523	97,538
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.78% due 10/01/2020*(3)	121,392	120,936

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LSTAR Securities Investment Trust FRS Series 2016-5, Class A1 2.78% due 11/01/2021*(3)	$82,472	$82,053
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 2.32% due 10/23/2025*(4)	250,000	249,892
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.99% due 07/25/2026*(4)	250,000	249,804
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.98% due 02/25/2035(3)	23,198	23,519
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.05% due 12/25/2034(3)	41,783	41,687
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(5)	45,171	45,586
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.79% due 06/12/2050(5)	34,607	34,607
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.14% due 12/15/2047(5)(6)	354,481	19,288
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(5)	25,000	26,538
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(5)	105,000	109,019
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(5)	47,728	48,010
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.30% due 01/11/2043(5)	52,407	53,690
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	43,315	36,345
Mortgage Repurchase Agreement Financing Trust FRS Series 2016-5, Class A 2.03% due 06/10/2019*(3)	153,000	153,026
MortgageIT Trust FRS Series 2005-4, Class A1 1.26% due 10/25/2035(3)	200,757	184,466
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	$115,000	$113,778
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	99,335
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)	117,169	118,392
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)	106,760	108,992
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*	212,290	218,919
Nomura Asset Acceptance Corp Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.95% due 06/25/2036(3)	142,954	117,325
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)	14,503	14,453
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	110,000	109,411
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.59% due 02/15/2026*(4)	250,000	249,970
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.55% due 04/17/2027*(4)	215,000	214,907
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	170,000	174,093
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.08% due 02/25/2037(11)	49,854	29,863
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.49% due 04/30/2027*(4)	250,000	250,272
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.53% due 04/15/2027*(4)	250,000	250,130
RFMSI Series Trust VRS Series 2005-SA3, Class 1A 3.29% due 08/25/2035(3)	133,540	101,262
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	2,082	2,048

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.11% due 05/25/2037(11)	$124,054	$96,536
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.21% due 02/20/2047(3)	115,850	103,704
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*(11)	76,065	76,124
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.55% due 04/15/2027*(4)	250,000	249,890
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.23% due 11/25/2036(11)	195,000	142,935
Springleaf Mtg. Loan Trust VRS Series 2013-2A, Class M1 3.52% due 12/25/2065*(3)	100,000	99,924
Thornburg Mtg. Securities Trust VRS Series 2005-1, Class A3 3.09% due 04/25/2045(3)	86,894	86,841
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(3)	103,236	102,230
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	87,334	86,971
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*	216,789	216,586
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.53% due 04/20/2027*(4)	250,000	248,761
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.50% due 04/18/2027*(4)	250,000	249,893
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.42% due 10/14/2026*(4)	250,000	249,805
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.10% due 11/25/2046(3)	131,250	118,149
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.18% due 09/15/2057(5)(6)	990,869	59,916
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	80,000	83,421
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(5)	$10,000	$8,266
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.04% due 11/25/2034(3)	2,160	2,161
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.07% due 10/25/2036(3)	54,783	52,054
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.08% due 01/25/2035(3)	133,876	133,796
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.16% due 03/25/2035(3)	89,362	90,256
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.80% due 02/15/2044*(5)(6)	629,668	15,380
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	145,000	152,898
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(5)	130,000	137,459
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	60,000	63,711
Total Asset Backed Securities (cost $13,728,388)		13,832,185
U.S. CORPORATE BONDS & NOTES — 23.4%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	25,000	25,173
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	40,000	43,326
		68,499
Aerospace/Defense-Equipment — 0.0%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	5,000	5,070
Airlines — 0.2%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	80,000	81,664

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Applications Software — 0.3%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	$70,000	$68,210
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	25,000	23,654
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	5,000	5,077
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	45,000	42,242
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	32,710
		171,893
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	30,000	30,592
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	15,000	14,965
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	35,000	44,146
General Motors Co. Senior Notes 6.60% due 04/01/2036	50,000	57,486
General Motors Co. Senior Notes 6.75% due 04/01/2046	10,000	11,723
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	65,000	65,332
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	100,000	102,738
		326,982
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	75,000	75,259
Banks-Super Regional — 1.2%
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	170,000	169,898
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	30,000	30,120
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	28,792
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	25,000	23,936
Security Description	Principal Amount(10)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	$160,000	$160,973
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	25,000	24,212
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	110,000	114,689
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	50,000	57,279
		609,899
Batteries/Battery Systems — 0.1%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	35,000	35,219
Brewery — 1.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	65,000	65,094
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	15,000	15,097
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	70,000	71,247
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	145,000	146,624
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	80,000	84,637
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	100,000	108,072
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	25,000	24,708
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	45,791
		561,270
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	55,000	59,125

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	$70,000	$72,275
Building-Heavy Construction — 0.4%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	100,000	100,311
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	120,000	120,028
		220,339
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	35,000	36,575
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	31,256
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,600
		73,431
Cable/Satellite TV — 1.7%
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	55,000	57,063
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,716
Charter Communications Operating LLC/ Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	85,000	89,817
Charter Communications Operating LLC/ Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	75,000	86,350
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	10,000	9,589
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	80,000	79,709
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	50,000	42,782
Security Description	Principal Amount(10)	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	$65,000	$66,922
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	10,000	10,550
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	39,286
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	55,000	54,831
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	4,020
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	75,000	80,953
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	45,000	40,783
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	47,770
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	40,000	42,297
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	105,000	117,371
		895,809
Casino Hotels — 0.1%
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. Company Guar. Notes 5.38% due 03/15/2022	25,000	25,594
Cellular Telecom — 0.2%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	20,000	21,800
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	25,000	27,219
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	50,000	53,375
		102,394
Commercial Services-Finance — 0.1%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	35,000	35,437
Computer Services — 0.2%
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020(7)	125,000	128,547

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers — 0.3%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	$5,000	$5,043
Apple, Inc. Senior Notes 3.35% due 02/09/2027	20,000	20,239
Apple, Inc. Senior Notes 3.45% due 02/09/2045	45,000	40,111
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	9,539
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	25,000	25,618
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	20,000	20,915
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	15,000	19,372
		140,837
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	15,000	15,872
Containers-Paper/Plastic — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. V Company Guar. Notes 4.25% due 09/30/2026*	10,000	9,619
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	30,000	30,825
		40,444
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	35,000	36,444
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,525
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	10,000	10,625
		21,150
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,521
Security Description	Principal Amount(10)	Value (Note 2)
Diagnostic Equipment (continued)
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	$45,000	$44,592
		54,113
Diversified Banking Institutions — 4.9%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	25,000	25,055
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	90,000	87,732
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	50,000	49,877
Bank of America Corp. FRS Senior Notes 3.12% due 01/20/2023	85,000	85,437
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	60,000	60,218
Bank of America Corp. FRS Senior Notes 4.44% due 01/20/2048	30,000	30,194
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	125,000	125,606
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	35,000	35,629
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	125,000	131,529
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,823
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	50,000	47,828
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	110,000	111,055
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	150,000	151,806
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	32,000	33,340
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	70,000	68,557
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	50,000	50,274
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	20,000	20,113

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	$40,000	$40,331
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	40,000	40,259
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	59,769
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	120,000	126,088
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	38,000	41,195
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	18,110
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	69,071
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	41,744
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	56,000	69,101
JPMorgan Chase & Co. FRS Senior Notes 2.27% due 10/24/2023	30,000	30,688
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	5,000	4,948
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	85,000	84,562
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	75,000	73,501
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,274
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	55,000	56,349
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	55,000	58,862
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	17,890
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	110,000	113,713
Morgan Stanley Senior Notes 1.88% due 01/05/2018	40,000	40,070
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.50% due 04/21/2021	$25,000	$24,865
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	39,736
Morgan Stanley Senior Notes 3.13% due 07/27/2026	11,000	10,499
Morgan Stanley Senior Notes 3.63% due 01/20/2027	15,000	14,890
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	39,616
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	51,557
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	52,000	53,262
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	10,000	10,812
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	109,171
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	104,668
		2,579,674
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021	10,000	9,943
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	10,000	10,091
		20,034
Electric-Integrated — 0.8%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,985
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	5,075
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	30,000	28,013
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	30,000	29,497
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	15,000	13,976

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	$50,000	$44,859
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,940
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	50,655
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	50,000	51,668
Great Plains Energy, Inc. Senior Notes 3.15% due 04/01/2022	20,000	20,194
Great Plains Energy, Inc. Senior Notes 3.90% due 04/01/2027	20,000	20,195
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	20,000	19,941
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	65,849
Southern Co. Senior Notes 1.85% due 07/01/2019	25,000	24,864
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,734
Southern Co. Senior Notes 4.40% due 07/01/2046	15,000	14,337
		406,782
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	12,063
Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	120,000	119,847
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	85,000	85,627
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	24,931
		230,405
Security Description	Principal Amount(10)	Value (Note 2)
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021*	$30,000	$29,633
Keysight Technologies, Inc. Senior Notes 4.60% due 04/06/2027	20,000	20,145
		49,778
Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.50% due 01/15/2019	25,000	25,900
Navient Corp. Senior Notes 6.50% due 06/15/2022	20,000	20,175
Navient Corp. Senior Notes 6.63% due 07/26/2021	10,000	10,350
Navient Corp. Senior Notes 7.25% due 09/25/2023	45,000	45,225
		101,650
Finance-Credit Card — 0.3%
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	95,000	95,144
Visa, Inc. Senior Notes 2.80% due 12/14/2022	20,000	20,174
Visa, Inc. Senior Notes 4.30% due 12/14/2045	60,000	62,966
		178,284
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	10,000	10,451
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(11)	10,000	650
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(11)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(11)	11,000	1
		11,103
Finance-Other Services — 0.2%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	40,000	40,214
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	30,000	30,461
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	10,000	9,946
		80,621

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Financial Guarantee Insurance — 0.0%
Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	$10,000	$11,062
Food-Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	25,000	25,062
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	30,000	30,409
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	30,000	28,152
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	10,000	10,200
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	15,000	15,300
		109,123
Food-Retail — 0.0%
Kroger Co. Senior Notes 1.50% due 09/30/2019	20,000	19,702
Kroger Co. Senior Notes 3.88% due 10/15/2046	5,000	4,488
		24,190
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	39,867
Gas-Distribution — 0.1%
AmeriGas Partners LP/ AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	25,000	25,125
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	10,000	9,591
		34,716
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	50,000	50,889
Hospital Beds/Equipment — 0.1%
Kinetic Concepts, Inc./ KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	25,000	26,500
Hotels/Motels — 0.0%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024*	10,000	9,875
Security Description	Principal Amount(10)	Value (Note 2)
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	$2,000	$2,107
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	10,000	10,425
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	15,000	15,450
		27,982
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,206
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	10,256
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	15,000	12,487
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,366
Internet Content-Entertainment — 0.0%
Netflix, Inc. Company Guar. Notes 4.38% due 11/15/2026*	10,000	9,825
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,650
Medical Information Systems — 0.0%
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	15,000	15,206
Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	40,000	40,576
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	24,000	25,160
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	20,000	21,474
		87,210
Medical Products — 0.2%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	110,000	110,000

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene — 0.1%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	$6,000	$6,133
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	19,836
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	10,000	9,675
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,538
		61,182
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	20,000	19,225
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	50,000	50,140
		69,365
Medical-HMO — 0.5%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	19,837
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	50,796
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	10,767
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	35,000	35,003
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	65,000	67,251
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	57,437
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	15,000	16,438
		257,529
Medical-Hospitals — 0.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	30,000	29,663
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,500
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,800
Security Description	Principal Amount(10)	Value (Note 2)
Medical-Hospitals (continued)
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	$25,000	$25,750
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	75,000	79,312
		151,025
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,092
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	10,000	10,422
Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.38% due 11/15/2026	10,000	9,794
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	85,000	100,218
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	36,000	43,915
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	13,002
		166,929
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	25,000	25,125
Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	55,000	53,627
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	15,000	14,149
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	20,000	21,395
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	35,000	42,341
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,495
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,112
Apache Corp. Senior Notes 4.25% due 01/15/2044	10,000	9,380

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	$20,000	$20,700
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	45,000	49,947
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	20,000	20,200
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	95,000	94,110
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	10,000	10,033
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	12,916
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	25,000	26,117
Hess Corp. Senior Notes 4.30% due 04/01/2027	40,000	39,288
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	25,039
Hess Corp. Senior Notes 5.80% due 04/01/2047	10,000	10,335
Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	25,697
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	88,543
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	20,000	19,859
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	40,000	38,433
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	10,000	10,410
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	70,000	73,676
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,838
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,175
		742,815
Security Description	Principal Amount(10)	Value (Note 2)
Oil Refining & Marketing — 0.2%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	$10,000	$10,400
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	55,000	52,541
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	15,000	14,988
		77,929
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	5,000	5,100
Pipelines — 1.4%
DCP Midstream LLC Company Guar. Notes 9.75% due 03/15/2019*	5,000	5,612
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	5,000	4,950
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,600
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,050
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	86,000	95,890
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	25,000	24,849
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	10,000	10,354
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	25,000	25,492
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	5,000	5,534
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	10,000	11,129
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	60,000	58,243
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	15,000	16,512
MPLX LP Senior Notes 4.13% due 03/01/2027	25,000	24,892

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MPLX LP Senior Notes 5.20% due 03/01/2047	$5,000	$5,031
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	10,000	9,552
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	50,000	47,930
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	50,000	50,696
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	25,494
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	35,000	35,914
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	10,000	10,991
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028*	15,000	14,817
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	30,540
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019	15,000	15,825
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,110
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	25,000	26,406
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	43,564
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	5,000	4,912
Williams Partners LP Senior Notes 3.60% due 03/15/2022	130,000	131,869
		755,758
Security Description	Principal Amount(10)	Value (Note 2)
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	$85,000	$86,900
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	10,000	10,172
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	25,000	24,534
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	15,000	15,139
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	50,000	53,525
		190,270
Real Estate Operations & Development — 0.2%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	102,968
Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	45,000	44,240
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	37,917
United Rentals North America, Inc. Sec. Notes 4.63% due 07/15/2023	15,000	15,450
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,600
		118,207
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022 (7)	15,000	15,112
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	40,000	34,920
Lowe's Cos., Inc. Senior Notes 2.50% due 04/15/2026	70,000	66,490
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	55,000	51,112
		152,522

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Drug Store — 0.4%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	$100,000	$101,676
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	23,000	23,698
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	65,000	71,715
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	20,000	20,024
		217,113
Retail-Propane Distribution — 0.0%
Suburban Propane Partners LP/ Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	15,000	14,775
Retail-Restaurants — 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	15,000	15,262
Semiconductor Equipment — 0.1%
Applied Materials, Inc. Senior Notes 3.30% due 04/01/2027	10,000	10,040
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	10,000	10,124
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	30,000	30,109
		50,273
Steel-Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	10,312
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,675
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	17,000	18,275
		44,262
Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	50,000	50,018
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	40,000	40,512
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,641
Security Description	Principal Amount(10)	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	$30,000	$28,321
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	90,000	83,978
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	10,000	10,125
Verizon Communications, Inc. Senior Notes 4.13% due 03/16/2027	30,000	30,508
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	14,000	12,964
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	56,777
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	11,000	9,966
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	71,000	63,403
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039*	20,000	19,480
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	52,000	49,331
		458,024
Television — 0.2%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	15,000	15,358
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	85,000	87,019
		102,377
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	25,000	25,051
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	18,540
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	49,000	50,277
		93,868
Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.25% due 06/15/2027	5,000	5,037

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
Burlington Northern Santa Fe LLC Senior Notes 4.13% due 06/15/2047	$40,000	$39,887
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	35,000	33,794
		78,718
Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047	15,000	14,583
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	25,000	24,981
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	20,000	20,483
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	30,000	30,245
		90,292
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	105,000	113,349
Total U.S. Corporate Bonds & Notes (cost $12,226,100)		12,365,033
FOREIGN CORPORATE BONDS & NOTES — 3.7%
Aerospace/Defense — 0.1%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	65,000	67,046
Banks-Commercial — 0.3%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	120,000	123,135
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	51,000	54,722
		177,857
Building Products-Wood — 0.1%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	35,000	36,750
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	25,000	24,973
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,344
		39,317
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Banking Institutions — 0.4%
HSBC Holdings PLC FRS Senior Notes 3.26% due 03/13/2023	$200,000	$201,113
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000	31,768
		232,881
Diversified Minerals — 0.0%
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	10,000	11,538
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	45,000	45,494
Electric-Integrated — 0.1%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	15,000	14,534
Fortis, Inc. Senior Notes 3.06% due 10/04/2026*	25,000	23,386
		37,920
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,363
Medical-Drugs — 0.4%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	48,896
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	80,000	79,088
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	60,000	57,903
		185,887
Medical-Generic Drugs — 0.7%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	165,000	165,719
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	115,000	116,963
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	25,000	25,290
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	35,000	35,129

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs (continued)
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	$30,000	$30,774
		373,875
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	20,000	20,791
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	20,000	21,725
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	5,000	5,347
		27,072
Oil Companies-Exploration & Production — 0.1%
Encana Corp. Senior Notes 3.90% due 11/15/2021	25,000	25,541
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	5,362
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	15,000	15,000
		45,903
Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	15,000	14,731
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	30,000	30,385
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	50,000	49,374
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	25,000	24,649
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027	30,000	31,716
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019	40,000	42,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	8,825
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	20,000	21,695
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	39,000	39,562
Security Description	Principal Amount(10)	Value (Note 2)
Oil Companies-Integrated (continued)
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	$45,000	$45,437
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	45,000	45,635
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	40,000	38,686
		392,695
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	25,188
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	35,000	38,850
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	125,000	126,077
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	37,615
Wireless Equipment — 0.1%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	30,000	31,837
Total Foreign Corporate Bonds & Notes (cost $1,947,017)		1,959,956
MUNICIPAL BONDS & NOTES — 1.3%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000	112,149
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029	85,000	86,720
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	5,613
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(11)	250,000	103,125
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(11)	110,000	45,375

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(11)	$25,000	$10,313
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	7,065
State of California General Obligation Bonds 7.35% due 11/01/2039	5,000	7,055
State of California General Obligation Bonds 7.55% due 04/01/2039	110,000	161,325
State of California General Obligation Bonds 7.60% due 11/01/2040	5,000	7,453
State of California General Obligation Bonds 7.63% due 03/01/2040	35,000	51,255
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	4,562
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	75,000	76,988
Total Municipal Bonds & Notes (cost $677,483)		678,998
U.S. GOVERNMENT AGENCIES — 28.9%
Federal Home Loan Mtg. Corp. — 8.5%
2.50% due 01/01/2028	8,163	8,266
2.50% due 04/01/2028	18,053	18,269
2.78% due 02/01/2037 FRS	2,410	2,502
3.00% due 08/01/2027	9,507	9,760
3.00% due 10/01/2042	20,276	20,243
3.00% due 11/01/2042	7,661	7,638
3.00% due 02/01/2043	34,054	33,954
3.00% due 08/01/2043	71,605	71,418
3.00% due 04/01/2045	424,183	420,568
3.00% due April TBA	1,100,000	1,089,859
3.50% due 02/01/2042	9,261	9,516
3.50% due 03/01/2042	4,899	5,033
3.50% due 09/01/2043	30,134	30,981
3.50% due April TBA	1,000,000	1,022,656
4.00% due 03/01/2023	4,077	4,219
4.00% due 10/01/2043	14,552	15,283
4.00% due May TBA	1,200,000	1,255,969
4.50% due 01/01/2039	1,131	1,214
5.00% due 12/01/2020	1,589	1,669
5.00% due 07/01/2021	7,536	7,919
5.00% due 05/01/2034	12,723	14,085
5.50% due 07/01/2034	7,059	7,933
5.50% due 07/01/2035	7,994	8,979
5.50% due 04/01/2037	2,995	3,317
5.50% due 05/01/2037	2,893	3,206
5.50% due 08/01/2037	15,477	17,430
Security Description	Principal Amount(10)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
6.00% due 08/01/2036	$1,311	$1,480
6.50% due 05/01/2029	2,678	3,002
6.50% due 11/01/2034	4,088	4,548
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2013-K502, Class B 2.43% due 03/25/2045*(5)	100,000	99,986
Series 2014-K503, Class B 3.00% due 10/25/2047*(5)	90,000	89,713
Series 2012-K706, Class B 4.03% due 11/25/2044*(5)	75,000	76,853
Series 2010-K8, Class B 5.25% due 09/25/2043*(5)	100,000	108,024
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(3)	1,157	1,152
Series 1577, Class PK 6.50% due 09/15/2023(3)	7,967	8,574
Series 1226, Class Z 7.75% due 03/15/2022(3)	750	824
		4,486,042
Federal National Mtg. Assoc. — 17.6%
2.50% due 02/01/2043	160,536	153,738
2.50% due 03/01/2043	155,221	148,648
2.50% due April TBA	1,400,000	1,400,656
2.64% due 03/01/2027	38,530	37,758
2.66% due 03/01/2027	210,000	204,435
2.78% due 03/01/2027	76,000	75,168
2.89% due 05/01/2037 FRS	3,997	4,219
2.97% due 06/01/2027	135,000	134,934
3.00% due 01/01/2028	12,014	12,361
3.00% due April TBA	725,000	743,362
3.00% due May TBA	600,000	614,306
3.09% due 10/01/2040 FRS	4,043	4,284
3.50% due 08/01/2026	1,740	1,812
3.50% due 10/01/2028	26,806	27,925
3.50% due April TBA	2,700,000	2,761,805
4.00% due 11/01/2040	66,979	70,487
4.00% due 11/01/2041	3,575	3,765
4.00% due 10/01/2043	65,521	68,783
4.00% due 11/01/2043	8,211	8,619
4.00% due 12/01/2043	41,088	43,547
4.00% due April TBA	700,000	734,234
4.50% due 01/01/2039	2,888	3,102
4.50% due 06/01/2039	36,703	39,517
4.50% due 05/01/2041	7,302	7,835
4.50% due April TBA	800,000	857,750
5.00% due 03/01/2018	1,253	1,287
5.00% due 06/01/2019	1,005	1,035
5.00% due 07/01/2040	26,681	29,177
5.50% due 06/01/2020	50,788	52,745
5.50% due 07/01/2020	8,079	8,305
5.50% due 03/01/2021	17,759	18,591
5.50% due 04/01/2021	15,410	16,138
5.50% due 06/01/2021	50,896	53,457
5.50% due 10/01/2021	28,478	29,979

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 12/01/2021	$53,935	$56,194
5.50% due 06/01/2022	59,793	63,061
5.50% due 12/01/2029	1,728	1,917
5.50% due 05/01/2034	3,467	3,852
5.50% due 08/01/2037	9,161	10,233
5.50% due 06/01/2038	838	937
5.50% due April TBA	200,000	222,167
6.00% due 06/01/2017	58	59
6.00% due 06/01/2026	16,709	18,869
6.00% due 03/01/2027	21,547	24,328
6.00% due 12/01/2033	2,253	2,578
6.00% due 05/01/2034	9,064	10,309
6.00% due 08/01/2034	770	877
6.00% due 06/01/2040	5,021	5,674
6.00% due April TBA	300,000	339,234
6.50% due 11/01/2035	6,526	7,256
6.50% due 10/01/2037	2,005	2,229
7.00% due 06/01/2037	17,294	19,473
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C07, Class 2M2 5.33% due 04/25/2029	70,142	74,122
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	8,430	8,359
Series 2017-C01, Class 1M2 4.53% due 07/25/2029 FRS	35,000	35,423
		9,280,915
Government National Mtg. Assoc. — 2.8%
3.50% due April TBA	500,000	518,437
4.00% due 10/15/2040	21,899	23,450
4.00% due 02/15/2041	18,907	20,034
4.00% due 09/15/2041	17,329	18,354
4.00% due 10/15/2041	10,197	10,780
4.50% due 06/15/2041	211,563	226,420
5.00% due 01/15/2033	2,249	2,486
5.00% due 01/15/2040	52,837	59,026
5.00% due April TBA	300,000	327,800
5.50% due 04/15/2036	85,572	95,810
6.00% due 02/15/2033	17,190	19,458
6.50% due 07/15/2028	87,012	98,686
6.50% due 08/15/2028	4,956	5,621
6.50% due 09/15/2028	11,768	13,575
6.50% due 11/15/2028	17,252	19,566
7.00% due 01/15/2033	6,941	8,195
7.00% due 05/15/2033	9,898	11,661
7.00% due 11/15/2033	4,517	5,325
8.00% due 02/15/2030	1,808	2,025
8.50% due 11/15/2017	5	5
9.00% due 11/15/2021	153	168
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(3)	307	342
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	3,227	3,734
Security Description	Principal Amount(10)		Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2005-74, Class HC 7.50% due 09/16/2035(3)		$2,131	$2,512
			1,493,470
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018		12,000	12,093
Total U.S. Government Agencies (cost $15,147,423)			15,272,520
U.S. GOVERNMENT TREASURIES — 16.3%
United States Treasury Bonds — 1.8%
2.50% due 02/15/2045(13)		150,000	134,783
3.00% due 05/15/2045		370,000	367,847
3.00% due 11/15/2045		97,000	96,401
5.00% due 05/15/2037		256,000	344,300
			943,331
United States Treasury Notes — 14.5%
0.13% due 07/15/2024 TIPS(8)(9)		1,013,317	1,003,862
0.25% due 01/15/2025 TIPS(9)		1,318,253	1,307,040
1.13% due 02/28/2019		1,564,000	1,560,456
1.25% due 10/31/2021		422,000	410,181
1.50% due 08/15/2026		403,000	372,901
1.63% due 03/15/2020		734,000	736,638
1.88% due 02/28/2022		1,457,000	1,453,870
2.25% due 02/15/2027		852,000	841,117
			7,686,065
Total U.S. Government Treasuries (cost $8,655,372)			8,629,396
FOREIGN GOVERNMENT OBLIGATIONS — 2.4%
Sovereign — 2.4%
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2023	BRL	491,000	161,263
Government of Romania Bonds 1.35% due 02/25/2019	RON	370,000	86,300
Kingdom of Saudi Arabia Senior Notes 4.50% due 10/26/2046		200,000	197,140
Republic of Argentina Senior Notes 6.88% due 01/26/2027*		15,000	15,210
Republic of Hungary FRS Bonds 0.23% due 06/23/2021	HUF	38,570,000	130,993
Republic of Hungary Bonds 6.50% due 06/24/2019	HUF	10,760,000	42,253
Republic of South Africa Senior Notes 2.00% due 01/31/2025	ZAR	869,418	62,673

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	1,360,000	$72,049
Republic of Turkey Bonds 7.10% due 03/08/2023	TRY	355,225	81,954
Sultanate of Oman Senior Notes 5.38% due 03/08/2027*		200,000	209,000
United Mexican States Bonds 4.00% due 11/08/2046	MXN	907,117	51,684
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	1,680,800	85,981
United Mexican States Senior Notes 5.75% due 10/12/2110		70,000	69,650
Total Foreign Government Obligations (cost $1,256,541)			1,266,150
Total Long-Term Investment Securities (cost $61,928,649)			63,683,021
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Foreign Government Obligations — 0.5%
Government of Romania 0.58% due 06/26/2017	RON	750,000	175,530
Republic of Argentina Bills 2.75% due 05/26/2017		40,748	40,504
Republic of Argentina Bills 3.16% due 12/15/2017		65,528	63,319
Total Short-Term Investment Securities (cost $291,090)			279,353
REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(14)		80,000	80,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)		90,000	90,000
BNP Paribas SA Joint Repurchase Agreement(14)		160,000	160,000
Deutsche Bank AG Joint Repurchase Agreement(14)		35,000	35,000
RBS Securities, Inc. Joint Repurchase Agreement(14)		135,000	135,000
Total Repurchase Agreements (cost $500,000)			500,000
	Security Description	Value (Note 2)
TOTAL INVESTMENTS (cost $62,719,739)(15)	121.9%	$64,462,374
Liabilities in excess of other assets	(21.9)	(11,599,387)
NET ASSETS	100.0%	$52,862,987

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2017, the aggregate value of these securities was $11,342,797 representing 21.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Collateralized Mortgage Obligation

(4)  Collateralized Loan Obligation

(5)  Commercial Mortgage Backed Security

(6)  Interest Only

(7)  "Step-down" security where the rate decreases ("steps-down") at a predetermined rate. The rate reflected is as of March 31, 2017.

(8)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(9)  Principal amount of security is adjusted for inflation.

(10)  Denominated in United States dollars unless otherwise indicated.

(11)  Illiquid security. At March 31, 2017, the aggregate value of these securities was $682,553 representing 1.3% of net assets.

(12)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2017, the Multi-Managed Income Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$2,832	$708.07	0.01%

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EUR — Euro Currency

HUF — Hungarian Forint

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

RON — Romanian Leu

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2017 and unless otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2017	Unrealized Appreciation (Depreciation)
5	Short	Long Gilt Bond	June 2017	$796,143	$799,225	$(3,082)
17	Short	U.S. Treasury 2 Year Notes	June 2017	3,678,109	3,679,703	(1,594)
42	Long	U.S. Treasury 5 Year Notes	June 2017	4,929,363	4,944,516	15,153
4	Long	U.S. Treasury Long Bonds	June 2017	600,308	603,375	3,067
54	Short	U.S. Treasury 10 Year Notes	June 2017	6,704,195	6,726,375	(22,180)
5	Long	U.S. Treasury 10 Year Ultra Bond	June 2017	661,940	669,453	7,513
7	Long	U.S. Treasury Ultra Bonds	June 2017	1,110,406	1,124,375	13,969
						$12,846

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	HUF	31,924,000	USD	109,856	06/21/2017	$—	$(794)
Barclays Bank PLC	HUF	12,672,000	USD	43,569	06/21/2017	—	(353)
	PHP	5,410,000	USD	105,933	06/21/2017	—	(1,305)
	USD	53,692	PHP	2,705,000	06/21/2017	—	(73)
						—	(1,731)
BNP Paribas SA	RON	140,000	USD	35,692	08/28/2017	2,797	—
	USD	53,368	TRY	205,000	06/21/2017	1,783	—
						4,580	—
Citibank N.A.	EUR	5,000	USD	5,373	04/28/2017	34	—
	RON	750,000	USD	187,245	06/26/2017	11,222	—
	TRY	307,000	USD	80,087	06/21/2017	—	(2,506)
	USD	13,843	EGP	239,000	06/21/2017	—	(738)
	USD	2,123	EUR	2,000	06/21/2017	19	—
	USD	14,740	GHS	72,000	06/21/2017	1,191	—
	USD	28,373	ZMW	281,000	06/21/2017	—	(122)
	USD	6,577	EGP	122,000	03/06/2018	—	(299)
	USD	16,811	EGP	330,000	03/29/2018	82	—
	ZAR	651,000	USD	49,757	06/21/2017	1,881	—
						14,429	(3,665)
Credit Suisse AG	HUF	6,043,000	USD	20,847	06/21/2017	—	(99)
Deutsche Bank AG	TRY	205,000	USD	53,319	06/21/2017	—	(1,832)
Goldman Sachs International	MXN	148,000	USD	7,777	06/21/2017	—	(34)
	TRY	200,000	USD	52,429	06/21/2017	—	(1,378)
	USD	5,271	EGP	100,000	03/06/2018	—	(125)
						—	(1,537)

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank USA	EUR	195,000	USD	212,458	04/28/2017	$4,209	$—
	GBP	3,000	USD	3,785	04/28/2017	25	—
	TRY	200,000	USD	52,229	06/21/2017	—	(1,578)
	USD	53,427	PHP	2,705,000	06/21/2017	192	—
	USD	54,309	THB	1,900,000	06/21/2017	952	—
	USD	52,824	TRY	205,000	06/21/2017	2,328	—
	ZAR	326,000	USD	24,063	06/21/2017	88	—
						7,794	(1,578)
JPMorgan Chase Bank	RON	230,000	USD	58,703	08/28/2017	4,662	—
	THB	3,800,000	USD	108,836	06/21/2017	—	(1,687)
	USD	54,282	THB	1,903,000	06/21/2017	1,066	—
	USD	52,813	TRY	200,000	06/21/2017	994	—
	ZAR	861,000	USD	65,056	06/21/2017	1,735	—
						8,457	(1,687)
Morgan Stanley and Co., Inc.	BRL	482,000	USD	152,096	06/21/2017	836	—
	USD	157,463	BRL	501,000	06/21/2017	—	(240)
	USD	27,000	CNH	186,000	06/21/2017	—	(94)
	USD	53,956	TRY	200,000	06/21/2017	—	(150)
						836	(484)
Royal Bank of Canada	MXN	1,604,000	USD	79,993	06/21/2017	—	(4,668)
Standard Chartered Bank	COP	196,021,000	USD	64,296	06/21/2017	—	(3,177)
	TRY	205,000	USD	53,321	06/21/2017	—	(1,830)
	USD	26,898	CNH	186,000	06/21/2017	8	—
	USD	2,801	EGP	50,000	06/21/2017	—	(60)
	USD	14,754	GHS	72,000	06/21/2017	1,176	—
	USD	3,960	ZMW	40,000	06/21/2017	61	—
						1,245	(5,067)
State Street Bank and Trust Co.	BRL	482,000	USD	148,504	06/21/2017	—	(2,756)
	JPY	50,000,000	USD	427,646	04/14/2017	—	(21,619)
	MXN	819,000	USD	42,553	06/21/2017	—	(675)
						—	(25,050)
UBS AG	EUR	2,000	USD	2,143	06/21/2017	1	—
Net Unrealized Appreciation (Depreciation)						$37,342	$(48,192)

BRL — Brazilian Real
CNH — Yuan Renminbi
COP — Colombian Peso
EGP — Egyptian Pound
EUR — Euro Currency
GBP — Pound Sterling
GHS — Ghana Cedi
HUF — Hungarian Forint
JPY — Japanese Yen
MXN — Mexican Peso
PHP — Philippine Peso
RON — Romanian Leu
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand
ZMW — Zambian Kwacha

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
MXN	705	12/30/2026	28 Day Mexico Interbank TIIE	8.27%	$—	$(2,371)
			1 Year USD Federal Funds —
USD	355	09/29/2026	H.15-OIS-Compound	1.00	10,223	20,943
						$18,572

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Over the Counter Cross-Currency Interest Rate Swap Contracts

		Rates Exchanged		Value
Swap Counterparty	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Notional Amount of currency Received (000's)	Notional Amount of currency Delivered (000's)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	09/20/2022	4.59% based on the notional amount of currency received	3 Month LIBOR based on the notional amount of currency delivered	CNH 375	$54	$(47)

CNH — Yuan Renminbi Offshore

LIBOR — London Interbank Offered rate

MXN — Mexican Peso

OIS — Overnight Index Swap

TIIE — Interbank Equilibrium Interest Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$2,832	$2,832
Other Industries	8,734,988	—	—	8,734,988
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	940,962	—	940,962
Asset Backed Securities:
Diversified Financial Services	—	13,663,448	168,737	13,832,185
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	11,101	2	11,103
Other Industries	—	12,353,930	—	12,353,930
Foreign Corporate Bonds & Notes	—	1,959,956	—	1,959,956
Municipal Bond & Notes	—	678,998	—	678,998
U.S. Government Agencies	—	15,272,520	—	15,272,520
U.S. Government Treasuries	—	8,629,396	—	8,629,396
Foreign Government Obligations	—	1,266,150	—	1,266,150
Short-Term Investment Securities	—	279,353	—	279,353
Repurchase Agreements	—	500,000	—	500,000
Total Investments at Value	$8,734,988	$55,555,814	$171,572	$64,462,374
Other Financial Instruments:†
Futures Contracts	$39,702	$—	$—	$39,702
Forward Foreign Currency Contracts	—	37,342	—	37,342
Centrally Cleared Interest Rate Swap Contracts	—	20,943	—	20,943
Total Other Financial Instruments	$39,702	$58,285	$—	$97,987

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$26,856	$—	$—	$26,856
Forward Foreign Currency Contracts	—	48,192	—	48,192
Centrally Cleared Interest Rate Swap Contracts	—	2,371	—	2,371
Over the Counter Cross-Currency Interest Rate Swap Contracts	—	47	—	47
Total Other Financial Instruments	$26,856	$50,610	$—	$77,466

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
Repurchase Agreements	11.9%
Diversified Banking Institutions	5.1
Medical-Drugs	3.9
Computers	2.9
Applications Software	2.8
Federal National Mtg. Assoc.	2.7
United States Treasury Notes	2.6
Real Estate Investment Trusts	2.4
Web Portals/ISP	2.1
Medical-Biomedical/Gene	2.1
Electric-Integrated	2.0
Diversified Financial Services	1.9
Banks-Commercial	1.7
Oil Companies-Integrated	1.7
Telephone-Integrated	1.7
Insurance-Life/Health	1.6
Oil Companies-Exploration & Production	1.5
Retail-Building Products	1.4
Medical-HMO	1.4
Retail-Restaurants	1.3
Pipelines	1.3
Insurance-Multi-line	1.3
Electronic Components-Semiconductors	1.3
Transport-Rail	1.2
Food-Misc./Diversified	1.2
Aerospace/Defense	1.1
Beverages-Non-alcoholic	1.1
Multimedia	1.0
Exchange-Traded Funds	1.0
Medical-Wholesale Drug Distribution	1.0
Consumer Products-Misc.	0.9
Semiconductor Equipment	0.9
Gas-Distribution	0.8
Retail-Major Department Stores	0.8
Chemicals-Diversified	0.8
Auto/Truck Parts & Equipment-Original	0.8
Computer Services	0.7
Airlines	0.7
Retail-Drug Store	0.6
Diversified Manufacturing Operations	0.6
Broadcast Services/Program	0.6
Retail-Apparel/Shoe	0.6
Aerospace/Defense-Equipment	0.6
Apparel Manufacturers	0.6
E-Commerce/Products	0.5
Oil Refining & Marketing	0.5
Retail-Discount	0.5
United States Treasury Bonds	0.5
Food-Meat Products	0.5
Internet Content-Entertainment	0.5
Commercial Services-Finance	0.5
Semiconductor Components-Integrated Circuits	0.5
Auto-Cars/Light Trucks	0.5
Building-Residential/Commercial	0.5
Distribution/Wholesale	0.5
Cable/Satellite TV	0.4
Food-Retail	0.4
Cellular Telecom	0.4
Engines-Internal Combustion	0.4
Steel-Producers	0.4
Finance-Investment Banker/Broker	0.4%
Oil-Field Services	0.4
Investment Management/Advisor Services	0.4
Containers-Metal/Glass	0.4
Tobacco	0.4
Food-Wholesale/Distribution	0.4
Telecommunication Equipment	0.3
Real Estate Operations & Development	0.3
Commercial Services	0.3
Coatings/Paint	0.3
Insurance-Reinsurance	0.3
Banks-Super Regional	0.3
Medical Products	0.3
Electronic Measurement Instruments	0.3
Cosmetics & Toiletries	0.3
Containers-Paper/Plastic	0.3
Building & Construction Products-Misc.	0.3
Food-Confectionery	0.3
Finance-Credit Card	0.3
Toys	0.3
Diagnostic Equipment	0.3
Internet Application Software	0.3
Non-Hazardous Waste Disposal	0.3
Retail-Perfume & Cosmetics	0.3
Finance-Auto Loans	0.3
Food-Catering	0.3
Gambling (Non-Hotel)	0.3
Metal-Diversified	0.2
Building-Heavy Construction	0.2
Disposable Medical Products	0.2
Chemicals-Specialty	0.2
Gold Mining	0.2
Shipbuilding	0.2
Human Resources	0.2
Insurance-Property/Casualty	0.2
Building & Construction-Misc.	0.2
Building Products-Wood	0.2
Machinery-Construction & Mining	0.2
Transport-Services	0.2
Software Tools	0.2
Agricultural Operations	0.2
Internet Infrastructure Software	0.2
Casino Hotels	0.2
Computer Data Security	0.2
Data Processing/Management	0.2
Private Equity	0.2
Advertising Agencies	0.2
Engineering/R&D Services	0.2
Machinery-Electrical	0.2
Garden Products	0.2
Finance-Leasing Companies	0.2
Metal Processors & Fabrication	0.2
Television	0.2
Hotels/Motels	0.2
Medical-Hospitals	0.2
Rental Auto/Equipment	0.2
Brewery	0.1
Paper & Related Products	0.1
Electronic Forms	0.1
Computers-Integrated Systems	0.1

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited) (continued)

Industry Allocation* (continued)
Investment Companies	0.1%
Office Supplies & Forms	0.1
Electric-Distribution	0.1
Computer Aided Design	0.1
Transactional Software	0.1
Printing-Commercial	0.1
Oil & Gas Drilling	0.1
Independent Power Producers	0.1
Diversified Operations	0.1
Radio	0.1
Energy-Alternate Sources	0.1
Consulting Services	0.1
Electronic Components-Misc.	0.1
E-Commerce/Services	0.1
Retail-Catalog Shopping	0.1
Appliances	0.1
Auction Houses/Art Dealers	0.1
Municipal Bonds & Notes	0.1
Building Products-Cement	0.1
Federal Home Loan Mtg. Corp.	0.1
Batteries/Battery Systems	0.1
Rubber-Tires	0.1
Finance-Commercial	0.1
Retail-Arts & Crafts	0.1
Financial Guarantee Insurance	0.1
Insurance-Mutual	0.1
Enterprise Software/Service	0.1
Theaters	0.1
MRI/Medical Diagnostic Imaging	0.1
Banks-Fiduciary	0.1
Import/Export	0.1
Agricultural Chemicals	0.1
Building Products-Air & Heating	0.1
Tools-Hand Held	0.1
Publishing-Newspapers	0.1
Electric Products-Misc.	0.1
Beverages-Wine/Spirits	0.1
Transport-Truck	0.1
Retail-Regional Department Stores	0.1
Resorts/Theme Parks	0.1
102.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 73.5%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	1,500	$36,855
WPP PLC	7,805	171,326
		208,181
Advertising Services — 0.0%
Hakuhodo DY Holdings, Inc.	900	10,671
Aerospace/Defense — 1.0%
Northrop Grumman Corp.	2,300	547,032
Raytheon Co.	3,566	543,815
Saab AB, Series B	348	14,692
Spirit AeroSystems Holdings, Inc., Class A	2,600	150,592
Thales SA	334	32,303
		1,288,434
Aerospace/Defense-Equipment — 0.5%
Airbus SE	231	17,578
AviChina Industry & Technology Co., Ltd., Class H	3,000	2,081
L3 Technologies, Inc.	3,700	611,573
		631,232
Agricultural Chemicals — 0.1%
Yara International ASA	1,877	72,271
Agricultural Operations — 0.2%
Bunge, Ltd.	2,900	229,854
Airlines — 0.7%
Aeroflot PJSC†	16,593	49,828
ANA Holdings, Inc.	17,000	51,887
Asia Aviation PCL NVDR	242,300	45,481
Delta Air Lines, Inc.	11,700	537,732
Deutsche Lufthansa AG	609	9,875
easyJet PLC	617	7,931
International Consolidated Airlines Group SA	3,378	22,343
Japan Airlines Co., Ltd.	600	19,003
Qantas Airways, Ltd.	20,904	62,126
		806,206
Airport Development/Maintenance — 0.0%
Aena SA*	144	22,782
Apparel Manufacturers — 0.6%
Carter's, Inc.	700	62,860
Christian Dior SE	296	68,775
Ralph Lauren Corp.	6,700	546,854
		678,489
Appliances — 0.1%
Coway Co., Ltd.	561	48,259
Electrolux AB, Series B	1,637	45,508
		93,767
Applications Software — 2.8%
Citrix Systems, Inc.†	3,900	325,221
Intuit, Inc.	3,500	405,965
Microsoft Corp.	40,172	2,645,728
		3,376,914
Security Description	Shares	Value (Note 2)
Athletic Footwear — 0.0%
adidas AG	117	$22,255
Yue Yuen Industrial Holdings, Ltd.	8,000	31,448
		53,703
Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc.	2,100	91,707
Audio/Video Products — 0.0%
Panasonic Corp.	100	1,130
Sony Corp.	700	23,679
		24,809
Auto-Cars/Light Trucks — 0.3%
Fiat Chrysler Automobiles NV†	5,721	62,557
Ford Motor Co.	2,800	32,592
Mazda Motor Corp.	3,000	43,196
Nissan Motor Co., Ltd.	400	3,857
Peugeot SA†	2,676	53,883
Renault SA	631	54,815
Subaru Corp.	1,200	44,010
Suzuki Motor Corp.	200	8,303
		303,213
Auto-Heavy Duty Trucks — 0.0%
Hino Motors, Ltd.	1,500	18,149
Auto/Truck Parts & Equipment-Original — 0.7%
Allison Transmission Holdings, Inc.	9,600	346,176
JTEKT Corp.	2,100	32,614
Lear Corp.	1,400	198,212
Magna International, Inc.	19	820
Nemak SAB de CV*(4)	28,762	31,939
Nexteer Automotive Group, Ltd.	33,000	48,662
Valeo SA	1,340	89,244
Visteon Corp.†	1,100	107,745
		855,412
Banks-Commercial — 1.6%
Australia & New Zealand Banking Group, Ltd.	976	23,727
Banco Macro SA ADR	1,116	96,757
Banco Santander SA	12,879	78,932
Bank of China, Ltd.	245,000	121,688
Bank of Ireland†	4,401	1,103
Bank Tabungan Negara Persero Tbk PT	196,200	33,423
China Construction Bank Corp.	123,000	98,919
Credicorp, Ltd.	712	116,270
Danske Bank A/S	46	1,567
DNB ASA	77	1,220
Dubai Islamic Bank PJSC	41,009	62,526
East West Bancorp, Inc.	1,600	82,576
First Hawaiian, Inc.	3,900	116,688
Fukuoka Financial Group, Inc.	8,000	34,636
Grupo Supervielle SA ADR†	2,242	38,114
HDFC Bank, Ltd. ADR	1,062	79,884
Industrial & Commercial Bank of China, Ltd.	209,000	136,617
ING Groep NV	1,708	25,819
Itau Unibanco Holding SA ADR	7,322	88,377

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Kasikornbank PCL NVDR	8,200	$45,101
Nedbank Group, Ltd.	1,653	29,755
Permanent TSB Group Holdings PLC†	2,038	5,248
Popular, Inc.	2,800	114,044
Resona Holdings, Inc.	17,800	95,595
Sberbank of Russia PJSC ADR	13,837	159,679
Skandinaviska Enskilda Banken AB, Class A	115	1,280
Sumitomo Mitsui Financial Group, Inc.	4,600	167,134
Sumitomo Mitsui Trust Holdings, Inc.	1,200	41,606
Swedbank AB, Class A	55	1,274
TCF Financial Corp.	3,700	62,974
Woori Bank	2,849	33,119
		1,995,652
Banks-Special Purpose — 0.0%
Industrial Bank of Korea	5,293	57,744
Banks-Super Regional — 0.2%
SunTrust Banks, Inc.	5,100	282,030
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	1,600	89,200
Beverages-Non-alcoholic — 1.1%
Coca-Cola Amatil, Ltd.	17,473	144,440
Dr Pepper Snapple Group, Inc.	1,300	127,296
PepsiCo, Inc.	9,600	1,073,856
		1,345,592
Brewery — 0.0%
Heineken NV	232	19,750
Thai Beverage PCL	58,500	39,311
		59,061
Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class A†	21,800	634,162
Building & Construction Products-Misc. — 0.2%
Cie de Saint-Gobain	28	1,438
Fletcher Building, Ltd.	1,170	6,824
Owens Corning	2,700	165,699
Sika AG	4	24,000
		197,961
Building & Construction-Misc. — 0.2%
Adhi Karya Persero Tbk PT	200,000	35,571
China Communications Construction Co., Ltd., Class H	22,000	31,026
China State Construction International Holdings, Ltd.	36,000	64,389
HomeServe PLC	806	5,706
Kajima Corp.	4,000	26,085
Kumagai Gumi Co., Ltd.	8,000	20,839
Taisei Corp.	7,000	50,992
		234,608
Security Description	Shares	Value (Note 2)
Building Products-Air & Heating — 0.0%
Daikin Industries, Ltd.	100	$10,047
Johnson Controls International PLC	522	21,986
		32,033
Building Products-Cement — 0.1%
China Resources Cement Holdings, Ltd.	76,000	42,540
CRH PLC	39	1,376
LafargeHolcim, Ltd.	413	24,409
		68,325
Building Products-Doors & Windows — 0.0%
Asahi Glass Co., Ltd.	2,000	16,204
Building Products-Wood — 0.2%
Masco Corp.	5,700	193,743
Building-Heavy Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	2,227	75,775
Mota-Engil SGPS SA	11,343	22,919
Promotora y Operadora de Infraestructura SAB de CV†	5,404	58,346
Skanska AB, Class B	5,178	121,928
Vinci SA	43	3,408
		282,376
Building-Residential/Commercial — 0.3%
Barratt Developments PLC	4,004	27,416
Berkeley Group Holdings PLC	193	7,755
Iida Group Holdings Co., Ltd.	1,500	23,013
NVR, Inc.†	60	126,413
Persimmon PLC	1,809	47,460
Sekisui Chemical Co., Ltd.	2,600	43,695
Taylor Wimpey PLC	18,614	45,034
		320,786
Cable/Satellite TV — 0.0%
Cable One, Inc.	100	62,447
SFR Group SA†	610	19,190
Sky PLC	3,359	41,075
		122,712
Casino Services — 0.0%
Aristocrat Leisure, Ltd.	4,191	57,539
Cellular Telecom — 0.2%
NTT DOCOMO, Inc.	3,800	88,489
Safaricom, Ltd.	242,990	43,130
Telstra Corp., Ltd.	39,071	139,102
Vodafone Group PLC	1,196	3,119
		273,840
Chemicals-Diversified — 0.7%
Akzo Nobel NV	285	23,633
Asahi Kasei Corp.	6,000	58,205
BASF SE	2,199	217,980
Celanese Corp., Series A	400	35,940
Covestro AG*	615	47,343
Evonik Industries AG	3,555	115,917
Grand Pacific Petrochemical	49,000	34,074

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified (continued)
Hansol Chemical Co., Ltd.	433	$29,582
Hitachi Chemical Co., Ltd.	1,400	38,732
Johnson Matthey PLC	1,476	56,958
Kuraray Co., Ltd.	2,800	42,454
LANXESS AG	23	1,543
Mitsubishi Chemical Holdings Corp.	8,000	61,899
Mitsubishi Gas Chemical Co., Inc.	1,400	29,074
PTT Global Chemical PCL	27,000	57,555
Sociedad Quimica y Minera de Chile SA ADR	311	10,689
		861,578
Chemicals-Plastics — 0.0%
Formosa Plastics Corp.	12,000	35,791
Chemicals-Specialty — 0.1%
Albemarle Corp.	134	14,156
Cabot Corp.	900	53,919
Shin-Etsu Chemical Co., Ltd.	400	34,650
		102,725
Circuit Boards — 0.0%
Tripod Technology Corp.	17,000	47,903
Coatings/Paint — 0.3%
Sherwin-Williams Co.	1,300	403,247
Commercial Services — 0.3%
CoreLogic, Inc.†	900	36,648
Quanta Services, Inc.†	5,800	215,238
RELX NV	1,404	26,001
RELX PLC	2,057	40,308
ServiceMaster Global Holdings, Inc.†	1,600	66,800
		384,995
Commercial Services-Finance — 0.5%
Euronet Worldwide, Inc.†	400	34,208
Square, Inc., Class A†	18,300	316,224
TransUnion†	3,100	118,885
Vantiv, Inc., Class A†	1,200	76,944
		546,261
Computer Aided Design — 0.1%
Synopsys, Inc.†	2,100	151,473
Computer Data Security — 0.2%
Fortinet, Inc.†	5,900	226,265
Computer Services — 0.7%
Amdocs, Ltd.	3,900	237,861
Atos SE	1,158	143,239
Computer Sciences Corp.	4,500	310,545
Dell Technologies, Inc., Class V†	2,600	166,608
DST Systems, Inc.	400	49,000
Sopra Group SA	55	7,842
		915,095
Computer Software — 0.0%
InterXion Holding NV†	326	12,896
RIB Software AG	752	9,948
		22,844
Security Description	Shares	Value (Note 2)
Computers — 2.8%
Apple, Inc.	20,022	$2,876,360
HP, Inc.	31,600	565,008
Lenovo Group, Ltd.	2,000	1,318
		3,442,686
Computers-Integrated Systems — 0.1%
Fujitsu, Ltd.	1,000	6,116
NCR Corp.†	2,700	123,336
Otsuka Corp.	600	32,552
		162,004
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	3,000	106,170
Consumer Products-Misc. — 0.9%
Clorox Co.	2,600	350,558
Kimberly-Clark Corp.	4,900	644,987
Spectrum Brands Holdings, Inc.	700	97,307
		1,092,852
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	7,400	391,830
Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	2,300	210,726
RPC Group PLC	1,495	14,638
		225,364
Cosmetics & Toiletries — 0.3%
Beiersdorf AG	159	15,050
Kao Corp.	1,200	65,794
Procter & Gamble Co.	2,200	197,670
Shiseido Co., Ltd.	500	13,159
Unilever NV CVA	373	18,531
Unilever PLC	122	6,022
		316,226
Data Processing/Management — 0.1%
CompuGroup Medical SE	500	22,253
Dun & Bradstreet Corp.	1,400	151,116
		173,369
Diagnostic Equipment — 0.3%
Danaher Corp.	3,700	316,461
Dialysis Centers — 0.0%
Fresenius SE & Co. KGaA	444	35,681
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	1,100	273,394
Distribution/Wholesale — 0.4%
HD Supply Holdings, Inc.†	3,700	152,163
Jardine Cycle & Carriage, Ltd.	700	21,948
Pool Corp.	300	35,799
Watsco, Inc.	1,100	157,498
WESCO International, Inc.†	800	55,640
Wolseley PLC	265	16,667
		439,715
Diversified Banking Institutions — 4.7%
BNP Paribas SA	2,890	192,475
Citigroup, Inc.	26,200	1,567,284

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Banking Institutions (continued)
Credit Agricole SA	4,789	$64,883
Credit Suisse Group AG	69	1,026
Goldman Sachs Group, Inc.	5,400	1,240,488
HSBC Holdings PLC	5,086	41,477
JPMorgan Chase & Co.	22,889	2,010,570
Lloyds Banking Group PLC	890	740
Mitsubishi UFJ Financial Group, Inc.	24,800	155,866
Mizuho Financial Group, Inc.	92,000	168,580
Morgan Stanley	4,400	188,496
Natixis SA	201	1,239
Societe Generale SA	3,157	160,143
UBS Group AG	973	15,571
		5,808,838
Diversified Financial Services — 0.1%
DGB Financial Group, Inc.	3,794	36,810
Hana Financial Group, Inc.	1,785	58,979
Shinhan Financial Group Co., Ltd.	1,558	64,922
		160,711
Diversified Manufacturing Operations — 0.6%
Carlisle Cos., Inc.	1,200	127,692
Crane Co.	500	37,415
Parker-Hannifin Corp.	2,200	352,704
Siemens AG	1,106	151,497
		669,308
Diversified Minerals — 0.0%
Anglo American PLC†	2,071	31,498
Diversified Operations — 0.1%
Industrivarden AB, Class A	2,461	56,879
Itausa - Investimentos Itau SA†	204	619
Itausa - Investimentos Itau SA (Preference Shares)	12,500	37,932
Wharf Holdings, Ltd.	4,000	34,331
		129,761
Drug Delivery Systems — 0.0%
Clinigen Group PLC	2,094	20,857
E-Commerce/Products — 0.5%
Alibaba Group Holding, Ltd. ADR†	2,964	319,608
Amazon.com, Inc.†	13	11,525
B2W Cia Digital†	10,986	43,339
eBay, Inc.†	9,193	308,609
		683,081
E-Commerce/Services — 0.1%
Liberty Ventures, Series A†	800	35,584
momo.com, Inc.	7,000	49,831
		85,415
E-Marketing/Info — 0.0%
Criteo SA ADR†	266	13,297
E-Services/Consulting — 0.0%
SMS Co., Ltd.	900	22,821
Security Description	Shares	Value (Note 2)
Electric-Distribution — 0.1%
Energisa SA	4,400	$31,904
PPL Corp.	2,400	89,736
		121,640
Electric-Generation — 0.0%
Vistra Energy Corp. CVR†	1,362	15
Electric-Integrated — 1.6%
American Electric Power Co., Inc.	5,300	355,789
Chubu Electric Power Co., Inc.	3,300	44,196
E.ON SE	8,954	71,173
Edison International	500	39,805
Endesa SA	2,922	68,672
Enel SpA	35,095	165,257
Entergy Corp.	8,100	615,276
Exelon Corp.	8,300	298,634
FirstEnergy Corp.	10,300	327,746
Iberdrola SA	2,658	19,012
RWE AG†	2,303	38,167
SSE PLC	95	1,757
Tohoku Electric Power Co., Inc.	3,000	40,636
Tokyo Electric Power Co. Holdings, Inc.†	2,900	11,357
		2,097,477
Electronic Components-Misc. — 0.1%
AAC Technologies Holdings, Inc.	500	5,852
Hoya Corp.	1,300	62,542
Murata Manufacturing Co., Ltd.	100	14,223
SCREEN Holdings Co., Ltd.	200	14,713
Sodick Co, Ltd.	500	4,940
		102,270
Electronic Components-Semiconductors — 1.1%
Infineon Technologies AG	815	16,646
Qorvo, Inc.†	75	5,142
Rohm Co., Ltd.	300	19,941
Samsung Electronics Co., Ltd.	212	390,521
Samsung Electronics Co., Ltd. (Preference Shares)	20	28,669
SK Hynix, Inc.	1,509	68,143
Texas Instruments, Inc.	11,100	894,216
		1,423,278
Electronic Forms — 0.1%
Adobe Systems, Inc.†	1,300	169,169
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	5,100	269,637
FLIR Systems, Inc.	2,200	79,816
Sartorius AG (Preference Shares)	195	17,110
		366,563
Energy-Alternate Sources — 0.1%
Concord New Energy Group, Ltd.	1,410,000	70,759
Vestas Wind Systems A/S	675	54,882
		125,641

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Engineering/R&D Services — 0.2%
CTCI Corp.	25,000	$43,668
Jacobs Engineering Group, Inc.	2,700	149,256
Kyudenko Corp.	600	16,357
		209,281
Engines-Internal Combustion — 0.4%
Cummins, Inc.	3,200	483,840
Entertainment Software — 0.0%
UBISOFT Entertainment†	195	8,330
Finance-Auto Loans — 0.2%
Ally Financial, Inc.	8,700	176,871
Finance-Credit Card — 0.3%
Discover Financial Services	4,800	328,272
Finance-Investment Banker/Broker — 0.4%
Daiwa Securities Group, Inc.	3,000	18,267
E*TRADE Financial Corp.†	10,500	366,345
Raymond James Financial, Inc.	600	45,756
		430,368
Finance-Leasing Companies — 0.2%
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,500	57,329
ORIX Corp.	8,600	127,266
		184,595
Finance-Other Services — 0.0%
Euronext NV*(4)	100	4,364
Moscow Exchange MICEX-RTS PJSC	19,068	38,100
		42,464
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	2,300	85,353
Fisheries — 0.0%
Marine Harvest ASA	3,745	57,094
Food-Baking — 0.0%
Aryzta AG	1,115	35,788
Food-Catering — 0.3%
Aramark	4,400	162,228
Compass Group PLC	7,738	146,006
		308,234
Food-Confectionery — 0.3%
Hershey Co.	2,900	316,825
M. Dias Branco SA	888	36,251
		353,076
Food-Flour & Grain — 0.0%
Gruma S.A.B. de CV, Class B	3,581	50,602
Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	8,500	524,535
WH Group, Ltd.*	69,000	59,487
		584,022
Security Description	Shares	Value (Note 2)
Food-Misc./Diversified — 1.1%
Associated British Foods PLC	710	$23,182
Campbell Soup Co.	4,600	263,304
Conagra Brands, Inc.	7,000	282,380
Greencore Group PLC	3,712	11,432
Ingredion, Inc.	1,400	168,602
Kerry Group PLC, Class A	355	27,911
Lamb Weston Holdings, Inc.	2,500	105,150
Nestle SA	1,322	101,428
Nomad Foods, Ltd.†	937	10,729
Orkla ASA	2,395	21,450
Pinnacle Foods, Inc.	2,400	138,888
Tate & Lyle PLC	8,887	85,123
Wilmar International, Ltd.	11,700	29,525
		1,269,104
Food-Retail — 0.4%
Cia Brasileira de Distribuicao ADR	1,661	31,891
J Sainsbury PLC	19,679	65,165
Koninklijke Ahold Delhaize NV	7,280	155,792
METRO AG	4,094	130,937
Seven & i Holdings Co., Ltd.	100	3,918
WM Morrison Supermarkets PLC	16,014	48,154
X5 Retail Group NV GDR†	3,174	106,805
		542,662
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	8,200	425,744
Gambling (Non-Hotel) — 0.2%
International Game Technology PLC	1,300	30,810
Tabcorp Holdings, Ltd.	23,496	85,267
William Hill PLC	19,549	71,226
		187,303
Garden Products — 0.2%
Scotts Miracle-Gro Co., Class A	1,400	130,746
Toro Co.	1,200	74,952
		205,698
Gas-Distribution — 0.8%
CenterPoint Energy, Inc.	6,200	170,934
Centrica PLC	50,515	137,340
Gas Natural SDG SA	502	11,000
NiSource, Inc.	7,800	185,562
Tokyo Gas Co., Ltd.	5,000	22,752
UGI Corp.	8,050	397,670
Vectren Corp.	900	52,749
		978,007
Gold Mining — 0.2%
AngloGold Ashanti, Ltd.	4,341	46,350
Cia de Minas Buenaventura SAA ADR	2,086	25,116
Newmont Mining Corp.	4,900	161,504
		232,970

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hotels/Motels — 0.1%
Dalata Hotel Group PLC†	5,640	$26,895
Hyatt Hotels Corp., Class A†	800	43,184
		70,079
Human Resources — 0.2%
Adecco Group AG	283	20,102
ManpowerGroup, Inc.	1,500	153,855
Randstad Holding NV	662	38,207
Recruit Holdings Co., Ltd.	200	10,204
		222,368
Import/Export — 0.1%
ITOCHU Corp.	5,200	73,798
Mitsubishi Corp.	100	2,161
		75,959
Insurance-Life/Health — 1.5%
Aflac, Inc.	5,100	369,342
AIA Group, Ltd.	11,800	74,400
Cathay Financial Holding Co., Ltd.	56,000	89,881
Challenger, Ltd.	3,911	37,500
China Life Insurance Co., Ltd.	48,000	47,458
Discovery, Ltd.	3,681	35,314
Lincoln National Corp.	3,100	202,895
NN Group NV	3,422	111,288
Prudential Financial, Inc.	4,900	522,732
Prudential PLC	1,446	30,545
Swiss Life Holding AG	409	131,971
Unum Group	3,300	154,737
		1,808,063
Insurance-Multi-line — 1.1%
Allianz SE	1,123	208,036
Allstate Corp.	4,900	399,301
American Financial Group, Inc.	500	47,710
AXA SA	4,408	114,058
Chubb, Ltd.	18	2,452
Hartford Financial Services Group, Inc.	6,200	298,034
Mapfre SA	10,882	37,323
Ping An Insurance Group Co. of China, Ltd.	20,500	114,746
Voya Financial, Inc.	2,900	110,084
		1,331,744
Insurance-Property/Casualty — 0.2%
Admiral Group PLC	534	13,307
Dongbu Insurance Co., Ltd.	533	30,504
Hyundai Marine & Fire Insurance Co., Ltd.	1,025	32,080
Insurance Australia Group, Ltd.	347	1,604
Travelers Cos., Inc.	1,300	156,702
		234,197
Insurance-Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd.	600	31,230
Muenchener Rueckversicherungs - Gesellschaft AG	118	23,087
Security Description	Shares	Value (Note 2)
Insurance-Reinsurance (continued)
Reinsurance Group of America, Inc.	700	$88,886
SCOR SE	49	1,852
Swiss Re AG	1,648	147,993
Validus Holdings, Ltd.	1,200	67,668
		360,716
Internet Application Software — 0.3%
Tencent Holdings, Ltd.	11,400	326,825
Internet Connectivity Services — 0.0%
Com Hem Holding AB	1,231	14,109
Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	4,080	579,564
Internet Content-Information/News — 0.0%
Mixi, Inc.	600	28,887
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,600	228,112
Investment Companies — 0.1%
Investor AB, Class B	3,669	154,447
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	2,900	376,072
Amundi SA*	139	8,201
Hamilton Lane, Inc., Class A†	267	4,985
Partners Group Holding AG	91	48,923
		438,181
Machinery-Construction & Mining — 0.1%
Atlas Copco AB, Class A	903	31,875
Komatsu, Ltd.	600	15,637
Oshkosh Corp.	1,900	130,321
		177,833
Machinery-Electrical — 0.2%
BWX Technologies, Inc.	2,000	95,200
Mitsubishi Electric Corp.	7,900	113,324
		208,524
Machinery-General Industrial — 0.0%
Sumitomo Heavy Industries, Ltd.	3,000	20,911
Medical Instruments — 0.0%
Bruker Corp.	1,500	34,995
Medical Labs & Testing Services — 0.0%
Ain Holdings, Inc.	100	6,746
Medical Products — 0.3%
Aspen Pharmacare Holdings, Ltd.	1,839	37,657
Baxter International, Inc.	6,100	316,346
Nipro Corp.	500	7,051
		361,054
Medical-Biomedical/Gene — 2.1%
Celgene Corp.†	8,700	1,082,541
Charles River Laboratories International, Inc.†	1,100	98,945
China Biologic Products, Inc.†	58	5,808
Gilead Sciences, Inc.	19,100	1,297,272
		2,484,566

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs — 3.8%
Actelion, Ltd.	91	$25,683
Allergan PLC	47	11,229
Astellas Pharma, Inc.	4,900	64,523
AstraZeneca PLC	1,062	65,365
Bayer AG	1,598	184,198
China Traditional Chinese Medicine Holdings Co., Ltd.	64,000	35,247
Eli Lilly & Co.	7,700	647,647
GlaxoSmithKline PLC	10,731	223,118
Jazz Pharmaceuticals PLC†	61	8,853
Johnson & Johnson	15,500	1,930,525
Merck & Co., Inc.	12,000	762,480
Mitsubishi Tanabe Pharma Corp.	3,400	70,791
Novartis AG	2,017	149,717
Richter Gedeon Nyrt	3,232	73,401
Roche Holding AG	703	179,531
Sanofi	2,645	238,771
Shionogi & Co., Ltd.	200	10,326
Shire PLC	449	26,221
		4,707,626
Medical-Generic Drugs — 0.0%
Taro Pharmaceutical Industries, Ltd.†	136	15,860
Medical-HMO — 1.3%
UnitedHealth Group, Inc.	8,400	1,377,684
WellCare Health Plans, Inc.†	1,300	182,273
		1,559,957
Medical-Wholesale Drug Distribution — 1.0%
Alfresa Holdings Corp.	600	10,396
AmerisourceBergen Corp.	4,900	433,650
McKesson Corp.	4,300	637,518
Medipal Holdings Corp.	2,700	42,345
Premier, Inc., Class A†	1,400	44,562
		1,168,471
Metal Processors & Fabrication — 0.2%
NSK, Ltd.	4,200	60,059
Timken Co.	2,100	94,920
		154,979
Metal-Diversified — 0.1%
Boliden AB	3,776	112,513
Glencore PLC†	3,888	15,254
Rio Tinto PLC	1,269	51,029
Rio Tinto, Ltd.	488	22,542
		201,338
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	7,948	37,830
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	900	47,169
Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.	400	9,633
MRI/Medical Diagnostic Imaging — 0.1%
Sonic Healthcare, Ltd.	4,587	77,519
Security Description	Shares	Value (Note 2)
Multimedia — 0.9%
Lagardere SCA	694	$20,441
Naspers, Ltd., Class N	433	74,715
Walt Disney Co.	8,800	997,832
		1,092,988
Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.	400	12,108
Non-Hazardous Waste Disposal — 0.3%
China Water Affairs Group, Ltd.	88,000	57,976
Waste Management, Inc.	3,400	247,928
		305,904
Office Automation & Equipment — 0.0%
Xerox Corp.	5,900	43,306
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,900	153,140
Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd.	3,500	45,745
Rowan Cos. PLC, Class A†	2,800	43,624
		89,369
Oil Companies-Exploration & Production — 0.9%
Cimarex Energy Co.	3,300	394,317
Encana Corp.	1,283	15,031
EOG Resources, Inc.	118	11,511
Halcon Resources Corp.†	729	5,614
MWO Holdings LLC†(1)(4)	10	810
Parsley Energy, Inc., Class A†	18,700	607,937
QEP Resources, Inc.†	2,600	33,046
SandRidge Energy, Inc.†	323	5,972
		1,074,238
Oil Companies-Integrated — 1.6%
Cenovus Energy, Inc.	1,011	11,424
Cenovus Energy, Inc. (TSX)	151	1,709
Exxon Mobil Corp.	11,293	926,139
Gazprom Neft PAO ADR	3,566	64,010
Lukoil PJSC ADR	2,435	128,958
MOL Hungarian Oil & Gas PLC	690	47,226
OMV AG	3,666	144,253
Petroleo Brasileiro SA ADR†	4,708	45,621
Petroleo Brasileiro SA ADR (Preference Shares)†	1,778	16,393
PTT PCL	4,400	49,554
Repsol SA	9,122	140,861
Rosneft GDR	6,350	36,131
Royal Dutch Shell PLC, Class A (Euronext)	123	3,230
Royal Dutch Shell PLC, Class A (BATS)	634	16,649
Royal Dutch Shell PLC, Class B	3,054	83,587
Suncor Energy, Inc.	104	3,193
TOTAL SA	4,533	229,290
		1,948,228
Oil Refining & Marketing — 0.5%
Valero Energy Corp.	9,900	656,271

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil-Field Services — 0.4%
Baker Hughes, Inc.	7,000	$418,740
Superior Energy Services, Inc.†	2,200	31,372
		450,112
Paper & Related Products — 0.1%
Mondi, Ltd.	2,161	51,627
UPM - Kymmene Oyj	2,731	64,154
		115,781
Petrochemicals — 0.0%
LG Chem, Ltd.	125	32,862
Pipelines — 0.8%
Cheniere Energy, Inc.†	255	12,054
ONEOK, Inc.	8,500	471,240
Williams Cos., Inc.	17,900	529,661
		1,012,955
Printing-Commercial — 0.1%
Dai Nippon Printing Co., Ltd.	5,000	53,894
LSC Communications, Inc.	1,300	32,708
RR Donnelley & Sons Co.	2,066	25,019
Toppan Printing Co., Ltd.	3,000	30,585
		142,206
Private Equity — 0.2%
3i Group PLC	17,933	168,400
Eurazeo SA	22	1,449
Kennedy-Wilson Holdings, Inc.	626	13,897
		183,746
Public Thoroughfares — 0.0%
EcoRodovias Infraestrutura e Logistica SA	13,674	39,485
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	700	37,660
Publishing-Newspapers — 0.1%
News Corp., Class A	5,100	66,300
Publishing-Periodicals — 0.0%
Wolters Kluwer NV	1,317	54,745
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	2,800	108,976
Real Estate Investment Trusts — 2.2%
AGNC Investment Corp.	6,700	133,263
Annaly Capital Management, Inc.	14,500	161,095
Apartment Investment & Management Co., Class A	2,100	93,135
Apple Hospitality REIT, Inc.	3,300	63,030
Brandywine Realty Trust	3,000	48,690
Brixmor Property Group, Inc.	5,400	115,884
Camden Property Trust	1,600	128,736
Chimera Investment Corp.	3,400	68,612
Colony NorthStar, Inc., Class A	7,900	101,989
Duke Realty Corp.	4,700	123,469
Equity Commonwealth†	1,200	37,464
Equity LifeStyle Properties, Inc.	700	53,942
Equity Residential	4,300	267,546
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Forest City Realty Trust, Inc., Class A	4,000	$87,120
Gaming and Leisure Properties, Inc.	1,400	46,788
HCP, Inc.	7,200	225,216
Hibernia REIT PLC	13,871	18,423
Highwoods Properties, Inc.	1,800	88,434
Liberty Property Trust	1,800	69,390
MFA Financial, Inc.	4,500	36,360
Mid-America Apartment Communities, Inc.	400	40,696
Outfront Media, Inc.	1,900	50,445
Park Hotels & Resorts, Inc.	4,300	110,381
Quality Care Properties, Inc.†	2,300	43,378
Senior Housing Properties Trust	1,800	36,450
Spirit Realty Capital, Inc.	13,300	134,729
Starwood Property Trust, Inc.	4,100	92,578
Two Harbors Investment Corp.	5,400	51,786
VEREIT, Inc.	16,300	138,387
Viva Energy	106	193
WP Carey, Inc.	600	37,332
		2,704,941
Real Estate Management/Services — 0.0%
Aldar Properties PJSC	52,982	32,601
Foxtons Group PLC	5,122	6,177
Relo Group, Inc.	1,000	16,581
		55,359
Real Estate Operations & Development — 0.3%
China Resources Land, Ltd.	16,000	43,235
Emaar Properties PJSC	41,803	83,085
Kerry Properties, Ltd.	14,000	48,549
New World Development Co., Ltd.	55,000	67,658
Nomura Real Estate Holdings, Inc.	1,400	22,308
Sun Hung Kai Properties, Ltd.	3,000	44,084
Wheelock & Co., Ltd.	13,000	102,792
		411,711
Recycling — 0.0%
Sunny Friend Environmental Technology Co., Ltd.	10,000	48,117
Rental Auto/Equipment — 0.1%
AerCap Holdings NV†	431	19,813
Ashtead Group PLC	3,855	79,839
		99,652
Retail-Apparel/Shoe — 0.6%
CCC SA	109	6,542
PVH Corp.	2,800	289,716
Ross Stores, Inc.	6,000	395,220
		691,478
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	3,900	87,321

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Building Products — 1.4%
Home Depot, Inc.	2,700	$396,441
Kingfisher PLC	28,868	117,946
Lowe's Cos., Inc.	13,700	1,126,277
		1,640,664
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,000	102,760
Retail-Consumer Electronics — 0.0%
Dixons Carphone PLC	2,046	8,142
Retail-Discount — 0.5%
Harvey Norman Holdings, Ltd.	18,179	62,916
Wal-Mart Stores, Inc.	7,600	547,808
		610,724
Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	8,000	664,400
Retail-Hypermarkets — 0.0%
BGF retail Co., Ltd.	574	53,894
Retail-Major Department Stores — 0.8%
Marks & Spencer Group PLC	13,392	56,545
Matahari Department Store Tbk PT	4,100	4,053
TJX Cos., Inc.	11,200	885,696
		946,294
Retail-Misc./Diversified — 0.0%
Poya International Co., Ltd.	4,000	47,063
Retail-Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	1,100	313,753
Retail-Restaurants — 1.1%
Darden Restaurants, Inc.	3,100	259,377
Gourmet Master Co., Ltd.	2,000	18,917
McDonald's Corp.	7,800	1,010,958
Yum! Brands, Inc.	3,200	204,480
		1,493,732
Rubber-Tires — 0.1%
Cie Generale des Etablissements Michelin	316	38,380
Hankook Tire Co., Ltd.	1,032	50,294
		88,674
Satellite Telecom — 0.0%
Eutelsat Communications SA	553	12,347
Schools — 0.0%
Estacio Participacoes SA	4,500	22,812
Security Services — 0.0%
Securitas AB, Class B	1,360	21,249
Semiconductor Components-Integrated Circuits — 0.5%
Maxim Integrated Products, Inc.	5,400	242,784
Taiwan Semiconductor Manufacturing Co., Ltd.	50,039	311,687
		554,471
Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 0.9%
Aixtron SE†	2,119	$7,874
Applied Materials, Inc.	23,300	906,370
Teradyne, Inc.	4,800	149,280
		1,063,524
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	900	180,216
Yangzijiang Shipbuilding Holdings, Ltd.	92,800	74,964
		255,180
Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA (Preference Shares)	171	21,909
Software Tools — 0.2%
VMware, Inc., Class A†	2,500	230,350
Steel-Producers — 0.4%
ArcelorMittal†	2,041	17,171
Nucor Corp.	113	6,748
Reliance Steel & Aluminum Co.	1,200	96,024
Steel Dynamics, Inc.	8,200	285,032
voestalpine AG	665	26,178
		431,153
Steel-Specialty — 0.0%
Hitachi Metals, Ltd.	800	11,224
Sugar — 0.0%
Sao Martinho SA	3,727	20,572
Telecom Services — 0.0%
BCE, Inc.	31	1,372
PCCW, Ltd.	8,000	4,715
Spark New Zealand, Ltd.	736	1,806
		7,893
Telecommunication Equipment — 0.2%
Juniper Networks, Inc.	13,000	361,790
Telephone-Integrated — 1.6%
BT Group PLC	10,193	40,637
KDDI Corp.	2,000	52,493
Nippon Telegraph & Telephone Corp.	3,600	153,662
Orange SA	3,095	48,090
SoftBank Group Corp.	600	42,371
Telecom Italia SpA RSP	1,424	1,039
Verizon Communications, Inc.	33,282	1,622,497
		1,960,789
Television — 0.1%
Nippon Television Holdings, Inc.	1,100	18,941
RTL Group SA	534	43,010
		61,951
Theaters — 0.0%
IMAX China Holding, Inc.†*	5,400	27,794

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Tobacco — 0.4%
Altria Group, Inc.	3,100	$221,402
British American Tobacco PLC	2,843	188,786
Imperial Brands PLC	273	13,227
Philip Morris International, Inc.	31	3,500
		426,915
Tools-Hand Held — 0.1%
Basso Industry Corp.	22,000	66,850
Toys — 0.3%
Bandai Namco Holdings, Inc.	900	26,920
Hasbro, Inc.	2,900	289,478
Nintendo Co., Ltd.	100	23,206
		339,604
Transactional Software — 0.1%
Amadeus IT Group SA	2,968	150,587
Transport-Rail — 1.1%
Central Japan Railway Co.	800	130,351
Norfolk Southern Corp.	3,469	388,424
Union Pacific Corp.	8,300	879,136
		1,397,911
Transport-Services — 0.2%
Deutsche Post AG	4,512	154,534
Royal Mail PLC	14,758	78,584
		233,118
Transport-Truck — 0.1%
Landstar System, Inc.	700	59,955
Travel Services — 0.0%
Flight Centre Travel Group, Ltd.	881	19,439
TUI AG	1,194	16,545
		35,984
Water — 0.0%
Veolia Environnement SA	828	15,511
Web Portals/ISP — 2.1%
Alphabet, Inc., Class A†	3,021	2,561,204
Alphabet, Inc., Class C†	10	8,296
United Internet AG	137	6,062
		2,575,562
Wireless Equipment — 0.0%
Nokia OYJ	4,784	25,691
X-Ray Equipment — 0.0%
Hologic, Inc.†	1,200	51,060
Total Common Stocks (cost $82,307,957)		90,195,686
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $9,209)	505	14,483
Security Description	Shares/ Principal Amount(18)	Value (Note 2)
PREFERRED SECURITIES — 0.1%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 6.82%	580	$14,749
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	519	13,717
Total Preferred Securities (cost $27,554)		28,466
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Fiduciary — 0.1%
State Street Corp. FRS 2.13% due 06/01/2077	$88,000	77,110
Banks-Super Regional — 0.1%
Fifth Third Bancorp FRS 5.10% due 06/30/2023(2)	9,000	8,910
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(2)	85,000	91,625
		100,535
Diversified Banking Institutions — 0.3%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(2)	61,000	64,629
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(2)	5,000	5,456
Citigroup, Inc. FRS 5.90% due 02/15/2023(2)	24,000	25,050
Citigroup, Inc. FRS Series T 6.25% due 08/15/2026(2)	168,000	181,230
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(2)	63,000	65,284
Lloyds Banking Group PLC FRS 6.66% due 05/21/2037*(2)	30,000	32,625
		374,274
Diversified Manufacturing Operations — 0.0%
General Electric Co. FRS Series D 5.00% due 01/21/2021(2)	51,000	53,805
Electric-Integrated — 0.1%
Puget Sound Energy, Inc. FRS Series A 6.97% due 06/01/2067	40,000	36,050
WEC Energy Group, Inc. FRS 6.25% due 05/15/2067	50,000	46,250
		82,300
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.20% due 03/15/2044	37,000	37,990

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	$50,000	$53,250
MetLife, Inc. 6.40% due 12/15/2066	45,000	49,388
		102,638
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 4.04% due 03/07/2067*	10,000	9,500
Pipelines — 0.0%
Transcanada Trust FRS 5.30% due 03/15/2077	40,000	39,525
Total Preferred Securities/Capital Securities (cost $833,217)		877,677
ASSET BACKED SECURITIES — 1.8%
Diversified Financial Services — 1.8%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 1.58% due 06/25/2046(3)	17,723	15,839
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(4)(5)(6)	397,668	4
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.42% due 11/10/2041*(4)(5)(6)	26,936	283
Capmark Mortgage Securities, Inc. VRS Series 1997-C1, Class X 1.20% due 07/15/2029(5)(6)	56,781	1,340
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(5)	44,000	45,972
Citigroup Commercial Mtg. Trust VRS Series 2013-GC17,Class C 5.10% due 11/10/2046(5)	57,000	59,896
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 3.14% due 05/25/2035(3)	41,974	42,658
Cobalt CMBS Commercial Mtg. Trust VRS Series 2007-C3, Class AJ 5.88% due 05/15/2046(5)	51,000	51,894
COMM Mtg. Trust VRS Series 2013-CR11, Class XA 1.15% due 08/10/2050(5)(6)	518,159	27,139
COMM Mtg. Trust VRS Series 2014-CR19, Class XA 1.26% due 08/10/2047(5)(6)	301,662	17,367
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.66% due 12/10/2046*(4)(5)(6)	382,842	4
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.05% due 12/10/2047(5)(6)	$440,010	$23,636
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.16% due 05/10/2047(5)(6)	358,541	19,168
Commercial Mtg. Trust VRS Series 2014-CR18, Class XA 1.25% due 07/15/2047(5)(6)	123,056	6,802
Commercial Mtg. Trust VRS Series 2012-CR3, Class XA 2.07% due 10/15/2045(5)(6)	194,076	14,286
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.46% due 12/10/2047(5)	59,000	55,942
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(5)	12,000	12,984
Commerical Mtg. Trust Series LC6, Class AM 3.28% due 01/10/2046(5)	20,000	20,199
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.00% due 05/15/2038*(4)(5)(6)	19,059	0
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.24% due 09/15/2039*(4)(5)(6)	29,324	0
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.62% due 02/15/2040*(4)(5)(6)	141,261	1
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.30% due 04/15/2050(5)	36,000	36,670
CSMC Trust VRS Series 2016-NXSR, Class C 4.37% due 12/15/2049(5)	37,000	35,757
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.35% due 08/10/2044*(5)	100,000	103,318
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.07% due 07/10/2045*(4)(5)(6)	87,251	1
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.44% due 05/10/2043*(4)(5)(6)	210,800	393
GS Mtg. Securities Corp. VRS Series 2015-GC30, Class XA 0.90% due 05/10/2050(5)(6)	409,069	20,036
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.59% due 02/10/2046(5)(6)	896,522	62,813
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(5)	22,000	22,225

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(5)	$49,000	$48,068
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.39% due 09/12/2037*(4)(5)(6)	128,249	338
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(5)	19,000	18,695
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class D 4.05% due 01/15/2046*(5)	17,000	15,719
JP Morgan Chase Commercial Mtg. Securities Trust VRS JPMCC 2013-C13 C 4.05% due 01/15/2046(5)	62,000	61,352
JP Morgan Chase Commercial Mtg. Securities Trust Series 2004-LN2, Class A2 5.12% due 07/15/2041(5)	760	759
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.15% due 05/15/2045(5)	46,000	47,013
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.95% due 01/15/2047(5)(6)	943,026	41,183
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C12, Class D 4.09% due 07/15/2045(5)	23,000	20,407
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C26, Class C 4.43% due 01/15/2048(5)	33,000	32,052
JPMBB Commercial Mtg. Securities Trust VRS Series C14, Class C 4.56% due 08/15/2046(5)	56,000	57,340
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C19, Class C 4.67% due 04/15/2047(5)	18,000	18,427
JPMBB Commercial Mtg. Securities Trust VRS Series C15, Class B 4.93% due 11/15/2045(5)	38,000	40,806
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.20% due 04/15/2040*(4)(5)(6)	36,224	2
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.34% due 11/15/2040*(4)(5)(6)	$151,962	$1,033
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.13% due 04/15/2041(5)	69,000	65,729
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.98% due 02/25/2035(3)	13,919	14,112
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.01% due 06/12/2043*(4)(5)(6)	65,280	0
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 2.98% due 07/15/2045*(4)(5)(6)(7)	20,141	282
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 5.91% due 05/15/2044*(4)(5)(6)(7)	5,121	56
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.25% due 08/15/2047(5)(6)	159,320	8,652
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C6, Class XA 1.97% due 11/15/2045*(5)(6)	336,988	19,016
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C8, Class B 3.57% due 12/15/2048(5)	19,000	19,115
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C11, Class C 4.37% due 08/15/2046(5)	64,000	56,938
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C12, Class C 4.77% due 10/15/2046(5)	55,000	56,760
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C14, Class C 4.83% due 02/15/2047(5)	55,000	56,944
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(5)	130,000	128,695
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class E 5.16% due 07/15/2049*(5)	58,000	57,152
Morgan Stanley Capital I Trust VRS Series 2007-T27, Class AJ 5.79% due 06/11/2042(5)	30,000	30,467

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.00% due 04/15/2042*(4)(5)(6)	$50,539	$4
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 1.44% due 10/25/2044(3)	46,399	41,943
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.78% due 10/15/2045*(5)	34,000	32,134
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.39% due 12/15/2045(5)	36,000	35,000
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.35% due 03/15/2045*(5)(6)	315,745	15,300
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class XA 1.38% due 03/15/2048*(5)(6)	165,022	8,804
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.68% due 12/15/2045*(5)(6)	205,447	13,765
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 2.09% due 11/15/2045*(5)(6)	144,762	10,548
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(5)	18,000	18,243
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(5)	24,000	25,504
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS CMBS 4.3 4.39% due 12/15/2046(5)	53,000	56,605
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class C15 4.48% due 08/15/2046(5)	56,000	57,272
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class C 4.65% due 03/15/2047(5)	56,000	56,483
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.80% due 11/15/2045*(5)	44,000	41,570
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class C 4.84% due 06/15/2045(5)	$55,000	$57,703
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.84% due 06/15/2045*(5)	55,000	52,773
WF-RBS Commercial Mtg. Trust VRS Series 2013-D, Class C16 4.98% due 09/15/2046*(5)	23,000	21,873
WF-RBS Commercial Mtg. Trust VRS Series 2011-C4 5.25% due 06/15/2044*(5)	55,000	54,255
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.64% due 03/15/2044*(5)	34,000	34,805
Total Asset Backed Securities (cost $3,062,140)		2,248,323
CONVERTIBLE BONDS & NOTES — 0.0%
Semiconductor Equipment — 0.0%
Jazz US Holdings, Inc. Company Guar. Notes 8.00% due 12/31/2018 (cost $10,229)	11,000	25,561
U.S. CORPORATE BONDS & NOTES — 6.5%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	15,000	14,992
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	5,000	5,163
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,466
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	7,000	7,315
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,475
		37,419
Aerospace/Defense — 0.1%
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	59,000	58,921
Aerospace/Defense-Equipment — 0.1%
KLX, Inc. Company Guar. Notes 5.88% due 12/01/2022*	25,000	25,781

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment (continued)
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	$5,000	$5,070
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	15,000	15,375
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	10,000	10,006
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	3,000	3,041
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025*	5,000	5,044
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	6,091
		70,408
Airlines — 0.0%
Continental Airlines, Inc. Pass-Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	827	845
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	1,917	2,113
United Airline Pass-Through Trust Pass-Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	8,090	8,747
		11,705
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	9,863
Applications Software — 0.0%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	20,000	18,923
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	70,000	90,236
Ford Motor Co. Senior Notes 9.98% due 02/15/2047	5,000	7,638
General Motors Co. Senior Notes 5.20% due 04/01/2045	15,000	14,703
General Motors Co. Senior Notes 6.25% due 10/02/2043	15,000	16,520
Security Description	Principal Amount(18)	Value (Note 2)
Auto-Cars/Light Trucks (continued)
General Motors Financial Co., Inc. Company Guar. Notes 3.00% due 09/25/2017	$8,000	$8,047
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	20,000	20,275
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 01/14/2022	25,000	25,207
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	15,000	15,115
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	30,000	29,566
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	13,000	13,202
		240,509
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	25,000	25,000
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	16,000	17,600
Lear Corp. Company Guar. Notes 5.38% due 03/15/2024	10,000	10,552
Tenneco, Inc. Company Guar. Notes 5.00% due 07/15/2026	5,000	4,897
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	15,000	15,403
TI Group Automotive Systems, LLC Company Guar. Notes 8.75% due 07/15/2023*	20,000	21,217
TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	3,000	3,067
		72,736
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	17,000	17,340
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 3.70% due 12/06/2026	5,000	4,995

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	$18,000	$18,202
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	32,000	34,583
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	16,000	24,317
		77,102
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	28,000	29,120
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	10,000	10,075
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	21,000	17,966
Nexstar Escrow Corp. Company Guar. Notes 5.63% due 08/01/2024*	15,000	15,225
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	14,756
		87,142
Building & Construction Products-Misc. — 0.1%
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	15,000	15,263
Builders FirstSource, Inc. Senior Sec. Notes 5.63% due 09/01/2024*	10,000	10,150
Builders FirstSource, Inc. Company Guar. Notes 10.75% due 08/15/2023*	25,000	29,062
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	5,000	5,238
Louisiana-Pacific Corp. Company Guar. Notes 4.88% due 09/15/2024	10,000	10,050
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	3,000	3,390
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	50,000	49,000
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	20,000	20,262
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	15,000	15,600
		158,015
Security Description	Principal Amount(18)	Value (Note 2)
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	$11,000	$10,670
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024*	5,000	5,175
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	15,000	15,525
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	5,000	5,258
		25,958
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	20,000	20,300
Building-Heavy Construction — 0.0%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	25,000	24,688
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.88% due 11/15/2024	5,000	5,250
CalAtlantic Group, Inc. Company Guar. Notes 6.25% due 12/15/2021	19,000	20,758
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	28,043
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	9,000	9,270
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	10,000	10,350
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	22,450
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	6,000	6,180
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*	11,000	11,385
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	15,000	15,450
		129,136

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.3%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	$6,000	$6,645
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*(4)	5,000	5,150
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	11,000	11,413
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	5,000	5,175
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	5,000	5,250
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	20,000	21,100
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	20,000	20,294
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	12,000	12,680
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*(4)	28,000	28,128
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	33,000	37,994
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	13,334
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	55,000	54,114
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	12,756
Security Description	Principal Amount(18)	Value (Note 2)
Cable/Satellite TV (continued)
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	$61,000	$60,771
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	9,000	9,759
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	15,754
WideOpenWest Finance LLC/ WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	13,000	13,536
		333,853
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	5,000	5,350
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,775
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	20,000	21,500
Jack Ohio Finance LLC/ Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	20,000	20,700
Jack Ohio Finance LLC/ Jack Ohio Finance 1 Corp. Sec. Notes 10.25% due 11/15/2022*	25,000	26,805
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	16,594
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	22,000
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	16,462
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 6.38% due 06/01/2021*	8,000	8,060
		148,246
Casino Services — 0.0%
CCM Merger, Inc. Senior Notes 6.00% due 03/15/2022*	5,000	5,100
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	15,000	16,087

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Services (continued)
Rivers Pittsburgh Borrower LP/ Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	$20,000	$20,350
		41,537
Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	45,000	47,897
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	6,443
Sprint Communications, Inc. Senior Notes 8.38% due 08/15/2017	25,000	25,550
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	22,000	23,952
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	17,272
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	47,622
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	5,081
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	5,000	5,163
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,339
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	3,000	3,169
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	17,000	17,531
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	10,000	10,775
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	6,000	6,201
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	20,000	21,344
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	3,000	3,210
		246,549
Chemicals-Diversified — 0.1%
Blue Cube Spinco, Inc. Company Guar. Notes 9.75% due 10/15/2023	15,000	17,962
Security Description	Principal Amount(18)	Value (Note 2)
Chemicals-Diversified (continued)
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	$19,000	$20,135
Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	15,000	15,321
Olin Corp. Senior Notes 5.13% due 09/15/2027	5,000	5,084
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*	35,000	34,276
		92,778
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023	5,000	5,188
Chemicals-Specialty — 0.1%
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	10,000	10,600
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	10,000	10,765
GCP Applied Technologies, Inc. Company Guar. Notes 9.50% due 02/01/2023*	30,000	34,050
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	14,595
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	5,000	5,225
INVISTA Finance LLC Senior Sec. Notes 4.25% due 10/15/2019*	11,000	11,302
Kraton Polymers LLC Company Guar. Notes 10.50% due 04/15/2023*	15,000	17,212
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	5,000	5,069
PQ Corp. Senior Sec. Notes 6.75% due 11/15/2022*	5,000	5,325
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	5,000	5,019
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*(4)	10,000	10,350
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	25,000	26,344
		155,856

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	$5,000	$5,000
TMS International Corp. Company Guar. Notes 7.63% due 10/15/2021*	20,000	20,150
		25,150
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	15,000	15,806
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	28,686
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	55,000	59,346
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Company Guar. Notes 5.88% due 06/15/2021*	5,000	5,256
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	54,000	59,696
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	10,332
		163,316
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	5,000	5,094
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	5,000	5,113
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	10,000	10,575
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	5,000	5,287
		20,975
Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	15,000	15,122
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	15,000	15,000
Security Description	Principal Amount(18)	Value (Note 2)
Containers-Metal/Glass (continued)
Crown Americas LLC/ Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	$5,000	$5,112
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	10,000	11,475
		46,709
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	15,000	15,375
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	6,000	6,233
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	5,000	5,288
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	15,000	15,324
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	15,000	16,059
Sealed Air Corp. Company Guar. Notes 4.88% due 12/01/2022*	5,000	5,209
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	5,000	5,194
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	11,000	11,550
Sealed Air Corp. Company Guar. Notes 5.50% due 09/15/2025*	5,000	5,300
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	12,000	13,440
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	10,000	10,875
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,353
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	27,071
		138,271
Cosmetics & Toiletries — 0.0%
High Ridge Brands Co. Company Guar. Notes 8.88% due 03/15/2025*	10,000	10,200
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021	20,000	19,975

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cosmetics & Toiletries (continued)
Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024	$5,000	$4,987
		35,162
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,413
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	15,000	15,472
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	25,000	26,812
		52,697
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	15,810
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	10,000	10,575
Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	10,000	10,225
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	10,000	10,400
American Tire Distributors, Inc Senior Sub. Notes 10.25% due 03/01/2022*	20,000	20,350
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	20,000	21,300
Univar USA, Inc. Company Guar. Notes 6.75% due 07/15/2023*	10,000	10,375
		62,425
Diversified Banking Institutions — 0.1%
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	60,000	60,293
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	11,105
		71,398
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services — 0.0%
DFC Finance Corp. Senior Sec. Notes 10.50% due 06/15/2020*	$10,000	$6,150
Diversified Manufacturing Operations — 0.0%
Amsted Industries, Inc. Company Guar. Notes 5.00% due 03/15/2022*	15,000	15,075
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	15,000	16,031
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	6,000	6,038
		22,069
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	29,942
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	13,000	12,779
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	5,970
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	30,375
AES Corp. Senior Notes 7.38% due 07/01/2021	28,000	31,640
AES Corp. Senior Notes 8.00% due 06/01/2020	5,000	5,737
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	23,302
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	31,211
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,504
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	10,145
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	38,231
Great Plains Energy, Inc. Senior Notes 4.85% due 04/01/2047	25,000	25,629

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	$20,000	$24,694
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	13,038
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	19,424
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(4)	11,000	82
Texas-New Mexico Power Co. 1st Mtg. Notes 9.50% due 04/01/2019*	25,000	28,245
		294,227
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	15,531
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	21,310
		36,841
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/2018	5,000	5,284
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*(4)	45,000	45,237
Micron Technology, Inc. Senior Notes 5.88% due 02/15/2022	15,000	15,675
		60,912
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	32,850
Enterprise Software/Service — 0.1%
Infor Software Parent LLC/ Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(10)	25,000	25,563
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	7,000	7,278
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	20,000	20,552
Security Description	Principal Amount(18)	Value (Note 2)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 2.65% due 07/15/2026	$30,000	$28,566
		81,959
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	30,000	30,713
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	17,000	17,446
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	14,000	15,120
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	15,715
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	31,000	36,812
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021	11,000	10,973
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	5,000	5,025
		131,804
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	6,000	6,143
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	17,000	17,797
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	6,000	6,255
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	14,000	14,376
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	17,000	17,871
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	25,000	26,031
		88,473
Finance-Consumer Loans — 0.0%
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	5,000	5,225
OneMain Financial Holdings, Inc. Company Guar. Notes 7.25% due 12/15/2021*	10,000	10,475

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans (continued)
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	$7,000	$6,440
		22,140
Finance-Credit Card — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	15,113
Finance-Investment Banker/Broker — 0.0%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	30,000	32,649
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	10,000	10,100
		42,749
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.75% due 02/01/2022	15,000	15,449
Finance-Other Services — 0.0%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	5,000	5,218
Nationstar Mtg. LLC/ Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	25,000	25,313
		30,531
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	10,000	10,425
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	15,000	16,294
		26,719
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 8.25% due 02/01/2020*	6,000	6,150
Food-Misc./Diversified — 0.1%
Kraft Foods Group, Inc. Company Guar. Notes 6.50% due 02/09/2040	9,000	10,809
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	45,000	42,228
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	48,000	48,960
		101,997
Security Description	Principal Amount(18)	Value (Note 2)
Food-Retail — 0.0%
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*(4)	$10,000	$8,075
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	9,400
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,455
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	24,968
		39,423
Gambling (Non-Hotel) — 0.1%
Eagle II Acquisition Co., LLC Senior Notes 6.00% due 04/01/2025*	5,000	5,150
Isle of Capri Casinos, Inc. Company Guar. Notes 5.88% due 03/15/2021	11,000	11,345
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	5,000	5,144
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020	5,000	4,738
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	25,000	26,687
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	45,000	47,981
		101,045
Gas-Transportation — 0.0%
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	15,000	15,038
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	30,000	31,222
Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	5,000	4,930
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 12.50% due 11/01/2021*(4)	5,000	5,538
Hotels/Motels — 0.1%
Diamond Resorts International, Inc. Senior Sec. Notes 7.75% due 09/01/2023*	20,000	20,900

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Hotels/Motels (continued)
Diamond Resorts International, Inc. Senior Notes 10.75% due 09/01/2024*	$10,000	$10,400
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024*	5,000	4,938
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp. Senior Notes 4.88% due 04/01/2027*	55,000	55,550
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	10,074
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027	15,000	15,111
		116,973
Human Resources — 0.0%
Ceridian HCM Holding, Inc. Senior Notes 11.00% due 03/15/2021*	31,000	32,665
Independent Power Producers — 0.1%
Calpine Corp. Senior Notes 5.75% due 01/15/2025	30,000	29,812
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,161
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	3,000	3,128
Dynegy, Inc. Company Guar. Notes 6.75% due 11/01/2019	10,000	10,275
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	20,000	19,800
Dynegy, Inc. Company Guar. Notes 7.63% due 11/01/2024	5,000	4,775
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	20,000	13,050
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027*	15,000	14,963
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,300
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	20,000	20,550
		129,814
Security Description	Principal Amount(18)	Value (Note 2)
Insurance Brokers — 0.0%
Alliant Holdings Intermediated LLC Senior Notes 8.25% due 08/01/2023*	$10,000	$10,494
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	17,000	17,722
		28,216
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	5,000	6,508
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	20,000	20,513
OneAmerica Financial Partners, Inc. Senior Notes 7.00% due 10/15/2033*	20,000	24,031
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	19,828
		70,880
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 03/30/2040	25,000	31,805
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	21,096
		52,901
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	73,066
Insurance-Property/Casualty — 0.0%
Travelers Property Casualty Corp. Company Guar. Notes 7.75% due 04/15/2026	15,000	19,874
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	25,669
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	15,000	15,441
Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp./ BlueLine Rental LLC Sec. Notes 9.25% due 03/15/2024*	20,000	20,475

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining (continued)
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	$20,000	$20,775
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,487
		56,737
Machinery-General Industrial — 0.0%
Welbilt, Inc. Senior Notes 9.50% due 02/15/2024	30,000	34,575
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	10,000	10,812
		45,387
Medical Instruments — 0.0%
Halyard Health, Inc. Company Guar. Notes 6.25% due 10/15/2022	10,000	10,300
Medical-Biomedical/Gene — 0.0%
AMAG Pharmaceuticals, Inc. Company Guar. Notes 7.88% due 09/01/2023*	20,000	18,950
Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,000	4,001
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	10,000	8,631
		12,632
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,413
Centene Corp. Senior Notes 4.75% due 01/15/2025	5,000	5,028
Centene Corp. Senior Notes 6.13% due 02/15/2024	15,000	16,106
Molina Healthcare, Inc. Company Guar. Notes 5.38% due 11/15/2022	10,000	10,369
		46,916
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	28,000	24,080
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	5,000	4,581
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	6,000	6,135
Security Description	Principal Amount(18)	Value (Note 2)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	$5,000	$5,244
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	30,000	31,575
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	49,000	53,625
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,431
Tenet Healthcare Corp. FRS Senior Sec. Notes 4.63% due 06/15/2020	15,000	15,075
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	14,000	14,805
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	25,000	26,234
		184,785
Medical-Outpatient/Home Medical — 0.0%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	35,000	33,863
Metal Processors & Fabrication — 0.0%
Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Sec. Notes 7.38% due 12/15/2023*	5,000	5,250
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	15,000	15,319
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	10,000	10,425
Zekelman Industries, Inc. Senior Sec. Notes 9.88% due 06/15/2023*	10,000	11,175
		42,169
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 6.75% due 02/01/2022*(4)	5,000	5,125
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023*(4)	15,000	15,488
		20,613
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	15,923
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	35,310

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Diversified (continued)
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 11.00% due 05/15/2022*	$10,000	$11,250
		62,483
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	24,581
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	13,827
21st Century Fox America, Inc. Company Guar. Notes 7.85% due 03/01/2039	9,000	12,334
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	12,830
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	20,000	25,527
		89,099
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	10,000	10,100
Non-Hazardous Waste Disposal — 0.0%
Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	20,000	20,200
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	20,000	20,175
Oil Companies-Exploration & Production — 0.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 7.88% due 12/15/2024*	20,000	20,850
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	11,000	11,144
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	11,298
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,113
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	10,000	10,350
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020	10,000	8,238
Security Description	Principal Amount(18)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	$24,000	$19,500
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	21,000	21,997
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*	10,000	10,000
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	20,000	20,125
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	6,000	6,203
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	24,000	24,840
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	10,000	9,300
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	9,731
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	10,000	8,600
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	15,150
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	10,000	8,200
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	17,000	17,935
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	7,000	6,934
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	12,916
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024*	5,000	5,030
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025*	20,000	20,500
Endeavor Energy Resources LP/ EER Finance, Inc. Senior Notes 8.13% due 09/15/2023*(4)	15,000	15,937
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	5,000	5,250

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Bonds 8.00% due 02/15/2025*	$15,000	$13,950
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	33,000	31,109
Hess Corp. Senior Notes 7.30% due 08/15/2031	10,000	11,782
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	19,225
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	5,000	4,988
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	20,000	20,750
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	10,000	10,444
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	20,000	21,225
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	15,000	15,375
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	10,000	10,175
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.25% due 08/15/2025*	5,000	5,050
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.38% due 01/15/2025*	5,000	5,063
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021*(4)	20,000	20,500
SM Energy Co. Senior Notes 5.00% due 01/15/2024	10,000	9,450
SM Energy Co. Senior Notes 6.13% due 11/15/2022	10,000	10,075
SM Energy Co. Senior Notes 6.50% due 11/15/2021	11,000	11,275
SM Energy Co. Senior Notes 6.50% due 01/01/2023	3,000	3,045
SM Energy Co. Senior Notes 6.75% due 09/15/2026	10,000	10,081
Security Description	Principal Amount(18)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Whiting Petroleum Corp. Company Guar. Notes 5.00% due 03/15/2019	$10,000	$9,975
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	6,000	5,940
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	21,000	21,367
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	15,000	15,900
		591,885
Oil Companies-Integrated — 0.0%
Murphy Oil Corp. Senior Notes 6.88% due 08/15/2024	15,000	15,900
Oil-Field Services — 0.0%
Calfrac Holdings LP Company Guar. Notes 7.50% due 12/01/2020*	5,000	4,487
Chesapeake Oilfield Escrow Notes 6.63% due 11/15/2019†(1)(4)	20,000	2
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022†(1)(4)	5,000	1
		4,490
Paper & Related Products — 0.0%
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	13,884
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,162
Mercer International, Inc. Senior Notes 6.50% due 02/01/2024*	5,000	5,013
Mercer International, Inc. Senior Notes 7.75% due 12/01/2022	15,000	16,054
		42,113
Pipelines — 0.5%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	10,000	10,103
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	5,000	5,537
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025*(4)	25,000	26,063
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	10,000	9,900

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	$8,000	$7,680
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	37,780
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	15,000	15,938
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	11,000	12,265
Energy Transfer Partners LP Senior Notes 4.20% due 04/15/2027	25,000	24,700
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	16,072
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	16,193
EQT Midstream Partners LP Senior Notes 4.00% due 08/01/2024	20,000	19,928
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	3,000	3,130
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	10,000	10,475
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	3,955
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	29,936
MPLX LP Senior Notes 4.13% due 03/01/2027	20,000	19,913
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	9,235
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	14,000	15,387
Rose Rock Midstream LP/ Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	5,000	4,941
Rose Rock Midstream LP/ Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	10,000	9,800
Security Description	Principal Amount(18)	Value (Note 2)
Pipelines (continued)
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028*(4)	$35,000	$34,573
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027*	40,000	41,813
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026*	30,000	33,078
SemGroup Corp. Company Guar. Notes 6.38% due 03/15/2025*	10,000	9,825
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	15,000	16,942
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.25% due 01/15/2025	5,000	5,225
Texas Gas Transmission LLC Senior Notes 4.50% due 02/01/2021*	18,000	18,781
Valero Energy Partners LP Senior Notes 4.38% due 12/15/2026	7,000	7,064
Williams Cos., Inc. Senior Notes 7.75% due 06/15/2031	10,000	11,750
Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	6,000	6,915
Williams Cos., Inc. Senior Notes 8.75% due 03/15/2032	5,000	6,313
Williams Partners LP Senior Notes 3.60% due 03/15/2022	5,000	5,072
Williams Partners LP Senior Notes 4.30% due 03/04/2024	30,000	30,869
Williams Partners LP/ACMP Finance Corp Senior Notes 4.88% due 03/15/2024	20,000	20,573
		557,724
Poultry — 0.0%
Pilgrim's Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	10,000	10,075
Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,210
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	11,000	11,385

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Private Equity (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Senior Notes 6.25% due 02/01/2022*	$5,000	$5,075
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Senior Notes 6.75% due 02/01/2024*	10,000	10,312
		40,982
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*(4)	10,000	10,225
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	15,000	14,681
Racetracks — 0.0%
GLP Capital LP/ GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	17,000	17,794
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	5,000	5,162
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	10,000	9,925
		32,881
Radio — 0.0%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	5,000	5,250
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	9,000	9,641
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*(4)	5,000	4,994
		19,885
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	25,000	23,836
American Tower Corp. Senior Notes 4.00% due 06/01/2025	20,000	20,236
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	11,833
EPR Properties Company Guar. Notes 5.25% due 07/15/2023	15,000	15,732
Security Description	Principal Amount(18)	Value (Note 2)
Real Estate Investment Trusts (continued)
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	$15,000	$15,122
Healthcare Realty Trust , Inc. Senior Notes 3.88% due 05/01/2025	20,000	19,807
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	10,038
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,169
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,332
Iron Mountain, Inc. Company Guar. Notes 6.00% due 10/01/2020*	5,000	5,238
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	19,000	19,997
iStar, Inc. Senior Notes 6.00% due 04/01/2022	5,000	5,075
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	5,000	5,275
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	10,000	9,808
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	10,000	10,293
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	25,000	25,750
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	26,298
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	36,223
		266,062
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	17,689
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	11,000	11,442
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	13,000	13,797
		42,928

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	$10,000	$9,900
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	15,290
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	42,999
		58,289
Research & Development — 0.0%
Jaguar Holding Co. II/ Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	10,000	10,425
Resorts/Theme Parks — 0.1%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	11,000	11,275
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	20,000	19,800
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	15,000	14,962
		46,037
Retail-Apparel/Shoe — 0.0%
L Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	10,000	10,488
Retail-Auto Parts — 0.0%
O'Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	10,000	9,965
O'Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	10,366
		20,331
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	3,000	3,222
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	10,025
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	10,000	9,800
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,490
		37,537
Security Description	Principal Amount(18)	Value (Note 2)
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	$10,000	$9,998
Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 4.75% due 12/01/2022	2,000	2,171
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	66,272	81,473
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	15,000	14,869
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	20,000	19,555
		118,068
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(10)	10,000	9,675
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	15,090
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	6,021
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(10)	5,000	2,813
		8,834
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	11,000	4,400
JC Penney Corp., Inc. Company Guar. Notes 5.65% due 06/01/2020	30,000	29,700
JC Penney Corp., Inc. Company Guar. Notes 8.13% due 10/01/2019	5,000	5,400
Neiman-Marcus Group LLC Senior Sec. Notes 7.13% due 06/01/2028	15,000	11,494
		50,994
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	15,000	15,619
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	10,000	10,212

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	$10,000	$10,175
Landry's, Inc. Senior Notes 6.75% due 10/15/2024*	10,000	10,375
McDonald's Corp. Senior Notes 5.70% due 02/01/2039	18,000	20,841
		67,222
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	30,000	30,525
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.00% due 12/15/2026*	5,000	5,062
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,675
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	23,000	23,949
		44,686
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	5,000	4,925
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	10,000	10,950
		15,875
Telecom Services — 0.0%
West Corp. Company Guar. Notes 5.38% due 07/15/2022*	25,000	24,563
Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*(11)(12)	31,000	24,490
CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	10,000	10,475
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	15,000	15,131
		50,096
Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	4,665
Security Description	Principal Amount(18)	Value (Note 2)
Telephone-Integrated (continued)
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	$3,000	$3,145
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	14,000	14,595
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	3,000	2,579
Frontier Communications Corp. Senior Notes 8.88% due 09/15/2020	5,000	5,275
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	15,000	15,188
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	10,000	9,725
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	18,000	16,307
Windstream Services LLC Company Guar. Notes 6.38% due 08/01/2023	16,000	14,200
		85,679
Television — 0.1%
CBS Corp. Company Guar. Notes 2.90% due 01/15/2027	24,000	22,317
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	20,000	19,516
CBS Corp. Company Guar. Notes 7.88% due 07/30/2030	7,000	9,493
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	15,000	15,262
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	30,000	30,375
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	10,000	10,425
		107,388
Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	10,250
AMC Entertainment, Inc. Company Guar. Notes 5.88% due 02/15/2022	6,000	6,263
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026*	5,000	5,056

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Theaters (continued)
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	$3,000	$3,032
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	5,000	5,100
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	21,000	21,787
		51,488
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	17,525
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	18,202
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	23,184
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	24,000	24,360
		83,271
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	10,000	10,225
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	16,000	15,381
Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	5,000	4,988
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	15,000	15,300
		20,288
Total U.S. Corporate Bonds & Notes (cost $7,667,482)		8,009,418
FOREIGN CORPORATE BONDS & NOTES — 0.9%
Auction Houses/Art Dealers — 0.0%
Ritchie Bros Auctioneers, Inc. Company Guar. Notes 5.38% due 01/15/2025*	5,000	5,112
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	80,000	100,323
Security Description	Principal Amount(18)	Value (Note 2)
Banks-Commercial (continued)
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	$10,000	$10,710
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	10,000	10,580
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	19,000	18,606
		140,219
Building Products-Air & Heating — 0.1%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	35,000	35,524
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	20,000	20,410
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	25,000	26,250
Building-Residential/Commercial — 0.1%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	27,000	27,911
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	11,000	11,330
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	20,000	20,550
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	5,000	5,188
		64,979
Cable/Satellite TV — 0.1%
Videotron, Ltd./Videotron Ltee Senior Notes 5.13% due 04/15/2027*(4)	30,000	30,000
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	5,000	4,981
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	5,000	5,194
		10,175
Commercial Services-Finance — 0.0%
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	10,000	10,300

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*		$15,000	$16,425
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*		5,000	5,437
Teck Resources, Ltd. Company Guar. Notes 3.75% due 02/01/2023		5,000	4,856
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/2022		5,000	5,164
			15,457
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025		51,000	66,192
Electric-Integrated — 0.0%
Iberdrola International BV Company Guar. Notes 6.75% due 07/15/2036		10,000	12,539
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	24,000	18,814
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*		10,000	10,025
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*		15,000	15,000
			25,025
Hazardous Waste Disposal — 0.0%
Tervita Corp. Company Guar. Notes 10.88% due 02/15/2018*(11)(20)		3,000	60
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*		5,000	5,225
Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*		10,000	9,200
Medical-Biomedical/Gene — 0.0%
Concordia International Corp. Senior Notes 7.00% due 04/15/2023*		15,000	2,925
Security Description	Principal Amount(18)	Value (Note 2)
Medical-Drugs — 0.1%
DPx Holdings BV Company Guar. Notes 7.50% due 02/01/2022*	$25,000	$26,390
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	5,000	4,761
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	29,000	26,724
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	20,000	17,900
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	5,000	3,850
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	19,000	14,749
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	10,000	7,700
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	5,000	5,144
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	15,000	15,394
		122,612
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	3,000	3,013
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.00% due 02/15/2021*	15,000	15,450
Hudbay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	5,000	5,425
		20,875
Motion Pictures & Services — 0.0%
LG FinanceCo Corp. Company Guar. Notes 5.88% due 11/01/2024*	15,000	15,562
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,042

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	$25,000	$18,000
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023*	10,000	10,525
		28,525
Oil Companies-Exploration & Production — 0.1%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	6,000	5,280
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	5,000	4,469
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	5,000	5,000
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	5,000	4,475
Seven Generations Energy, Ltd. Company Guar. Notes 6.75% due 05/01/2023*	10,000	10,450
Seven Generations Energy, Ltd. Company Guar. Notes 8.25% due 05/15/2020*	14,000	14,630
		44,304
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	20,000	19,572
Cenovus Energy, Inc. Senior Notes 4.45% due 09/15/2042	5,000	4,428
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	68,000	77,553
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	34,067
		135,620
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	5,000	5,438
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024*(4)	5,000	5,787
		11,225
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	15,000	17,700
Security Description	Principal Amount(18)	Value (Note 2)
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	$15,000	$15,312
Retail-Restaurants — 0.1%
New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	5,000	5,119
New Red Finance, Inc. Sec. Notes 6.00% due 04/01/2022*	30,000	31,125
		36,244
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	12,000	10,785
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	6,000	3,600
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	23,000	13,901
		28,286
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	10,000	11,100
ArcelorMittal Senior Notes 7.75% due 10/15/2039	2,000	2,270
ArcelorMittal Senior Notes 10.60% due 06/01/2019	8,000	9,440
		22,810
Telephone-Integrated — 0.0%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,701
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	26,094
Total Foreign Corporate Bonds & Notes (cost $1,057,284)		1,050,756
LOANS(8)(9)(14) — 0.1%
Building & Construction Products-Misc. — 0.0%
CPG International, Inc. FRS BTL-B 4.75% due 09/30/2020	4,752	4,770
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 11.50% due 03/01/2017(13)	38,791	44,900

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
LOANS(8)(9)(14) (continued)
Casino Hotels (continued)
Caesars Growth Properties Holdings LLC FRS BTL-B 6.25% due 05/08/2021	$34,732	$34,884
		79,784
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. FRS BTL 4.31% due 09/07/2023	14,925	14,923
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.40% due 07/06/2021	9,644	9,654
Telecommunication Equipment — 0.0%
Avaya Inc. FRS BTL 6.82% due 04/30/2020(11)(12)	14,689	11,674
Total Loans (cost $116,769)		120,805
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	35,214
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	17,409
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	42,503
Total Municipal Bonds & Notes (cost $70,187)		95,126
U.S. GOVERNMENT AGENCIES — 2.8%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 06/01/2035	4,537	5,102
7.50% due 10/01/2029	5,318	6,135
Federal Home Loan Mtg. Corp., REMIC FRS Series 2990, Class LB 14.61% due 06/15/2034(3)(15)	16,628	20,251
Series 3065, Class DC 17.12% due 03/15/2035(3)(15)	31,875	37,308
Series 3072, Class SM 20.45% due 11/15/2035(3)(15)	17,370	23,705
		92,501
Federal National Mtg. Assoc. — 2.7%
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C03, Class 2M1 2.18% due 07/25/2024(3)	1,302	1,304
Series 2016-C05, Class 2M1 2.33% due 01/25/2029(3)	9,548	9,601
Series 2016-C03, Class 1M2 6.28% due 10/25/2028(3)	10,000	11,194
Security Description	Principal Amount(18)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. 3.00% due April TBA	$1,000,000	$991,250
3.50% due April TBA	1,000,000	1,020,820
4.00% due 05/01/2019	39,024	40,341
4.00% due 09/01/2020	5,516	5,702
4.00% due April TBA	1,000,000	1,048,906
4.50% due 04/01/2018	315	323
4.50% due 03/01/2020	2,548	2,620
4.50% due 04/01/2020	5,828	5,977
4.50% due 09/01/2020	3,959	4,061
4.50% due 11/01/2020	2,251	2,329
5.00% due 03/01/2021	1,625	1,670
5.50% due 03/01/2018	603	609
6.00% due 06/01/2036	1,792	2,034
6.50% due 01/01/2036	390	434
6.50% due 06/01/2036	6,949	7,766
6.50% due 07/01/2036	5,128	5,823
6.50% due 09/01/2036	14,679	16,734
6.50% due 11/01/2036	21,477	24,055
7.00% due 06/01/2033	4,559	5,171
7.00% due 04/01/2035	7,487	8,669
7.50% due 04/01/2024	5,893	6,418
Federal National Mtg. Assoc., REMIC Series 2001-50, Class BI 0.40% due 10/25/2041 VRS(3)(6)	96,904	1,705
Series 2005-75, Class GS 17.31% due 08/25/2035 FRS(3)(15)	9,616	12,944
Series 2005-122, Class SE 19.66% due 11/25/2035 FRS(3)(15)	11,663	16,399
Series 2006-8, Class HP 20.97% due 03/25/2036 FRS(3)(15)	18,947	27,214
		3,282,073
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	19,003	22,131
6.50% due 09/20/2037	4,626	5,436
		27,567
Total U.S. Government Agencies (cost $3,414,641)		3,402,141
U.S. GOVERNMENT TREASURIES — 3.1%
United States Treasury Bonds — 0.5%
2.75% due 08/15/2042(16)	540,000	514,814
3.75% due 11/15/2043(16)	70,000	79,652
		594,466
United States Treasury Notes — 2.6%
0.88% due 06/15/2019	480,000	475,350
1.13% due 12/31/2019(16)	420,000	416,391
1.13% due 03/31/2020	600,000	593,063
1.38% due 09/30/2018(16)	430,000	431,260
1.63% due 04/30/2019	100,000	100,691
1.88% due 11/30/2021	430,000	429,496

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares/ Principal Amount(18)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.00% due 11/30/2020	$30,000	$30,307
2.00% due 02/15/2022	680,000	682,869
		3,159,427
Total U.S. Government Treasuries (cost $3,769,707)		3,753,893
EXCHANGE-TRADED FUNDS — 1.0%
iShares MSCI India ETF	16,271	512,292
SPDR S&P 500 ETF Trust, Series 1	2,490	586,993
SPDR S&P MidCap 400 ETF Trust	264	82,479
Total Exchange-Traded Funds (cost $1,135,673)		1,181,764
EQUITY CERTIFICATES(4) — 0.1%
Appliances — 0.0%
UBS AG - Joyoung Co., Ltd.	3,000	8,005
Beverages-Wine/Spirits — 0.1%
UBS AG - Wuliangye Yibin Co., Ltd.	9,599	59,891
Food-Misc./Diversified — 0.0%
Merrill Lynch - Herfy Food Services Co.	1,382	30,494
Industrial Audio & Video Products — 0.0%
UBS AG - Hangzhou Hikvision Digital Technology Co., Ltd.	2,800	12,961
Insurance-Life/Health — 0.0%
Merrill Lynch International - Bupa Arabia for Cooperative Insurance Co.	799	24,927
Total Equity Certificates (cost $117,904)		136,278
WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Halcon Resources Corp. Expires 09/09/2020 (Strike Price $14.04) (cost $0)	198	348
RIGHTS† — 0.0%
E-Commerce/Products — 0.0%
B2W Cia Digital Expires 04/25/2017 (cost $0)	3,529	1,691
OPTIONS — PURCHASED†(4)(17) — 0.0%
KOSPI 200 Index (cost $2,516)	4	12
Total Long-Term Investment Securities (cost $103,602,469)		111,142,428
Security Description	Principal Amount(18)	Value (Note 2)
REPURCHASE AGREEMENTS — 11.9%
Agreement with Bank of America Securities LLC, bearing interest at 0.77%, dated 03/31/2017, to be repurchased 04/03/2017 in the amount of $14,615,938 collateralized by $16,570,300 of United States Treasury Bonds, bearing interest at 2.50% due 02/15/2045 and having an approximate value of $14,934,630 (cost $14,615,000)	$14,615,000	$14,615,000
TOTAL INVESTMENTS (cost $118,217,469)(19)	102.6%	125,757,428
Liabilities in excess of other assets	(2.6)	(3,132,110)
NET ASSETS	100.0%	$122,625,318

†  Non-income producing security

*    Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2017, the aggregate value of these securities was $4,430,450 representing 3.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)    Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Collateralized Mortgage Obligation

(4)  Illiquid security. At March 31, 2017, the aggregate value of these securities was $447,059 representing 0.4% of net assets.

(5)  Commercial Mortgage Backed Security

(6)  Interest Only

(7)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).

(8)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(11)  Security in default of interest.

(12)  Company has filed for bankruptcy protection.

(13)  Security in default of interest and principal at maturity.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

(14)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(15)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2017.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(17)  Options — Purchased:

Over the Counter Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
KOSPI 200 Index	April 2017	$252.50	4	$2,516	$12	$(2,504)

(18)  Denominated in United States Dollars unless otherwise indicated.

(19)  See Note 4 for cost of investments on a tax basis.

(20)  Subsequent to March 31, 2017, company has filed for bankruptcy protection.

ADR — American Depositary Receipt

BATS — Better Alternative Trading System

BTL — Bank Term Loan

CAD — Canadian Dollar

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

DAC — Designated Activity Company

Euronext — Euronext Stock Exchange, Amsterdam

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TSX — Toronto Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Over the Counter Put Options — Written

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
KOSPI 200 Index	April 2017	$247.50	4	$1,398	$4	$1,394

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2017	Unrealized Appreciation (Depreciation)
105	Long	Russell 2000 Mini Index	June 2017	$7,176,041	$7,268,100	$92,059
21	Short	S&P 500 E-Mini Index	June 2017	2,478,954	2,477,160	1,794
9	Long	TOPIX Index	June 2017	1,245,392	1,222,716	(22,676)
3	Long	U.S. Treasury 2 Year Notes	June 2017	649,828	649,359	(469)
43	Short	U.S. Treasury 2 Year Notes	June 2017	9,313,937	9,307,484	6,453
53	Short	U.S. Treasury 5 Year Notes	June 2017	6,249,570	6,239,508	10,062
66	Long	U.S. Treasury 10 Year Notes	June 2017	8,244,750	8,221,125	(23,625)
46	Short	U.S. Treasury 10 Year Notes	June 2017	5,744,438	5,729,875	14,563
2	Short	U.S. Treasury 10 Year Ultra Notes	June 2017	268,312	267,781	531
						$78,692

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Over the Counter Total Return Swap Contracts

					Value
Swap Counterparty	Notional Amount (000's)	Termination Date	Payments Received (Paid) by Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Citibank N.A.	6,857	12/01/2017	(3 Month USD LIBOR-BBA plus 37 bps)	Citibank U.S. Equity Custom Basket	$—	$(99,919)
Citibank N.A.@	6,068	11/27/2017	3 Month USD LIBOR plus 9 bps	Russell 1000 Index Total Return	—	(5,271)
Net Unrealized Appreciation (Depreciation)					$—	$(105,190)

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

@  Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs (see Note 2).

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	USD	549,531	GBP	444,500	06/21/2017	$8,423	$—
Barclays Bank PLC	USD	90,137	HKD	698,700	05/17/2017	—	(142)
	USD	316,585	JPY	35,824,100	05/17/2017	5,698	—
						5,698	(142)
Citibank N.A.	CAD	17,600	USD	13,106	04/19/2017	—	(132)
	USD	156,454	DKK	1,100,000	06/21/2017	1,902	—
	USD	279,794	EUR	263,500	06/21/2017	2,345	—
						4,247	(132)
Credit Suisse AG	USD	196,739	AUD	271,400	04/19/2017	10,554	—
	USD	554,632	JPY	62,757,400	05/17/2017	9,951	—
	USD	407,050	CHF	409,700	06/21/2017	3,870	—
	USD	102,256	GBP	82,800	06/21/2017	1,678	—
						26,053	—
Goldman Sachs International	TWD	3,631,100	USD	117,170	05/17/2017	—	(2,672)
JPMorgan Chase Bank	KRW	236,003,900	USD	206,054	05/17/2017	—	(5,223)
	NOK	450,600	USD	53,370	06/21/2017	849	—
	USD	274,719	AUD	379,000	04/19/2017	14,758	—
	USD	305,836	JPY	34,601,500	05/17/2017	5,449	—
	USD	155,353	SGD	218,600	05/17/2017	973	—
	USD	256,687	CHF	258,400	06/21/2017	2,482	—
	USD	419,220	EUR	394,900	06/21/2017	3,614	—
	USD	281,693	GBP	225,000	06/21/2017	736	—
	USD	175,613	SEK	1,581,500	06/21/2017	1,546	—
						30,407	(5,223)
State Street Bank and Trust Co.	USD	11,414	ILS	43,900	04/19/2017	711	—
UBS AG	USD	171,755	AUD	236,900	04/19/2017	9,187	—
Net Unrealized Appreciation (Depreciation)						$84,726	$(8,169)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro Currency
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — New Israeli Sheqel
JPY — Japanese Yen
KRW — South Korean Won
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singpore Dollar
TWD — New Taiwan Dollar
USD — United States Dollar

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Airlines	$756,378	$49,828	$—	$806,206
Electric-Generation	—	15	—	15
Finance-Other Services	4,364	38,100	—	42,464
Oil Companies-Exploration & Production	1,073,428	—	810	1,074,238
Other Industries	88,272,763	—	—	88,272,763
Convertible Preferred Securities	14,483	—	—	14,483
Preferred Securities	28,466	—	—	28,466
Preferred Securities/Capital Securities	—	877,677	—	877,677
Asset Backed Securities	—	2,248,323	—	2,248,323
Convertible Bonds & Notes	—	25,561	—	25,561
U.S. Corporate Bonds & Notes:
Oil-Field Services	—	4,487	3	4,490
Other Industries	—	8,004,928	—	8,004,928
Foreign Corporate Bonds & Notes	—	1,050,756	—	1,050,756
Loans	—	120,805	—	120,805
Municipal Bonds & Notes	—	95,126	—	95,126
U.S. Government Agencies	—	3,402,141	—	3,402,141
U.S. Government Treasuries	—	3,753,893	—	3,753,893
Exchange-Traded Funds	1,181,764	—	—	1,181,764
Equity Certificates	—	136,278	—	136,278
Warrants	348	—	—	348
Rights	1,691	—	—	1,691
Options-Purchased	—	12	—	12
Repurchase Agreements	—	14,615,000	—	14,615,000
Total Investments at Value	$91,333,685	$34,422,930	$813	$125,757,428
Other Financial Instruments:†
Over the Counter Put Options — Written	$—	$1,394	$—	$1,394
Futures Contracts	125,462	—	—	125,462
Forward Foreign Currency Contracts	—	84,726	—	84,726
Total Other Financial Instruments	$125,462	$86,120	$—	$211,582
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$46,770	$—	$—	$46,770
Over the Counter Total Return Swap Contracts	—	105,190	—	105,190
Forward Foreign Currency Contracts	—	8,169	—	8,169
Total Other Financial Instruments	$46,770	$113,359	$—	$160,129

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
E-Commerce/Products	9.0%
Applications Software	7.2
Web Portals/ISP	6.5
E-Commerce/Services	6.5
Computers	5.7
Finance-Credit Card	5.4
Medical-HMO	4.7
Internet Content-Entertainment	4.5
Medical-Biomedical/Gene	4.2
Real Estate Investment Trusts	3.1
Commercial Services-Finance	3.0
Auto-Cars/Light Trucks	2.4
Medical-Drugs	2.0
Diversified Banking Institutions	2.0
Retail-Building Products	1.9
Retail-Auto Parts	1.6
Tobacco	1.6
Medical Instruments	1.6
Aerospace/Defense	1.4
Data Processing/Management	1.4
Diagnostic Equipment	1.4
Finance-Investment Banker/Broker	1.3
Retail-Restaurants	1.3
Internet Application Software	1.2
Medical Products	1.2
Finance-Other Services	1.1
Machinery-General Industrial	1.1
Hotels/Motels	1.0
Retail-Drug Store	0.9
Instruments-Controls	0.9
Electric-Integrated	0.8
Registered Investment Companies	0.8
Retail-Discount	0.8
Auto/Truck Parts & Equipment-Original	0.7
Airlines	0.7
Banks-Fiduciary	0.7
Cellular Telecom	0.6
Retail-Apparel/Shoe	0.6
Medical-Hospitals	0.6
Entertainment Software	0.6
Enterprise Software/Service	0.6
Food-Misc./Diversified	0.6
Banks-Commercial	0.5
Internet Security	0.5
Diversified Manufacturing Operations	0.5
Semiconductor Equipment	0.5
Lighting Products & Systems	0.5
Semiconductor Components-Integrated Circuits	0.5
Retail-Gardening Products	0.5
Casino Hotels	0.4
Electronic Measurement Instruments	0.4
Chemicals-Specialty	0.2
Real Estate Management/Services	0.2
Building & Construction Products-Misc.	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.7%
Aerospace/Defense — 1.4%
Boeing Co.	35,700	$6,313,902
Airlines — 0.7%
American Airlines Group, Inc.	75,600	3,197,880
Applications Software — 7.0%
Dropbox, Inc., Class A†(1)(2)(3)	38,413	324,718
Intuit, Inc.	20,700	2,400,993
Microsoft Corp.	248,500	16,366,210
salesforce.com, Inc.†	88,100	7,267,369
ServiceNow, Inc.†	26,973	2,359,328
Snap, Inc., Class A†	44,948	1,012,679
Snap, Inc., Class A†(2)(3)(6)	23,398	500,799
Snap, Inc.,Class B†(2)(3)(6)	23,398	500,799
		30,732,895
Auto-Cars/Light Trucks — 2.4%
Ferrari NV	49,772	3,701,046
Tesla, Inc.†	24,141	6,718,440
		10,419,486
Auto/Truck Parts & Equipment-Original — 0.7%
Delphi Automotive PLC	40,500	3,259,845
Banks-Commercial — 0.5%
First Republic Bank	25,698	2,410,729
Banks-Fiduciary — 0.7%
State Street Corp.	36,700	2,921,687
Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	4,342	264,211
Casino Hotels — 0.4%
MGM Resorts International	67,680	1,854,432
Cellular Telecom — 0.6%
T-Mobile US, Inc.†	44,600	2,880,714
Chemicals-Specialty — 0.2%
Ashland Global Holdings, Inc.	8,200	1,015,242
Commercial Services-Finance — 3.0%
Equifax, Inc.	21,102	2,885,487
IHS Markit, Ltd.†	38,502	1,615,159
PayPal Holdings, Inc.†	199,976	8,602,968
		13,103,614
Computers — 5.7%
Apple, Inc.	174,300	25,039,938
Data Processing/Management — 1.4%
Fidelity National Information Services, Inc.	32,200	2,563,764
Fiserv, Inc.†	31,017	3,576,570
		6,140,334
Diagnostic Equipment — 1.4%
Danaher Corp.	71,400	6,106,842
Diversified Banking Institutions — 2.0%
JPMorgan Chase & Co.	40,500	3,557,520
Morgan Stanley	122,700	5,256,468
		8,813,988
Diversified Manufacturing Operations — 0.5%
Illinois Tool Works, Inc.	17,000	2,251,990
Security Description	Shares	Value (Note 2)
E-Commerce/Products — 8.8%
Alibaba Group Holding, Ltd. ADR†	59,000	$6,361,970
Amazon.com, Inc.†	36,600	32,447,364
Flipkart, Ltd.†(1)(2)(3)	922	86,917
		38,896,251
E-Commerce/Services — 5.6%
Ctrip.com International, Ltd. ADR†	45,800	2,251,070
MercadoLibre, Inc.	9,900	2,093,553
Priceline Group, Inc.†	11,360	20,220,459
		24,565,082
Electric-Integrated — 0.8%
NextEra Energy, Inc.	28,700	3,684,219
Electronic Measurement Instruments — 0.4%
Fortive Corp.	28,500	1,716,270
Enterprise Software/Service — 0.6%
Workday, Inc., Class A†	30,200	2,515,056
Entertainment Software — 0.6%
Electronic Arts, Inc.†	29,600	2,649,792
Finance-Credit Card — 5.4%
MasterCard, Inc., Class A	82,700	9,301,269
Visa, Inc., Class A	161,600	14,361,392
		23,662,661
Finance-Investment Banker/Broker — 1.3%
Charles Schwab Corp.	79,600	3,248,476
TD Ameritrade Holding Corp.	63,133	2,453,348
		5,701,824
Finance-Other Services — 1.1%
Intercontinental Exchange, Inc.	80,700	4,831,509
Food-Misc./Diversified — 0.6%
Mondelez International, Inc., Class A	58,300	2,511,564
Hotels/Motels — 1.0%
Hilton Grand Vacations, Inc.†	7,880	225,841
Hilton Worldwide Holdings, Inc.	19,066	1,114,598
Marriott International, Inc., Class A	32,264	3,038,624
		4,379,063
Instruments-Controls — 0.9%
Honeywell International, Inc.	31,600	3,945,892
Internet Application Software — 1.2%
Tencent Holdings, Ltd.	192,700	5,524,488
Internet Content-Entertainment — 4.5%
Facebook, Inc., Class A†	136,628	19,408,007
Netflix, Inc.†	4,296	634,992
		20,042,999
Internet Security — 0.5%
VeriSign, Inc.†	27,070	2,358,068
Lighting Products & Systems — 0.5%
Acuity Brands, Inc.	10,689	2,180,556
Machinery-General Industrial — 1.1%
Roper Technologies, Inc.	20,063	4,142,809
Wabtec Corp.	7,431	579,618
		4,722,427

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Instruments — 1.6%
Intuitive Surgical, Inc.†	9,100	$6,974,877
Medical Products — 1.2%
Stryker Corp.	38,900	5,121,185
Medical-Biomedical/Gene — 4.2%
Alexion Pharmaceuticals, Inc.†	39,842	4,830,444
Biogen, Inc.†	15,502	4,238,557
Celgene Corp.†	21,400	2,662,802
Illumina, Inc.†	12,930	2,206,375
Vertex Pharmaceuticals, Inc.†	41,279	4,513,859
		18,452,037
Medical-Drugs — 2.0%
Allergan PLC	8,817	2,106,558
Bristol-Myers Squibb Co.	19,014	1,033,981
Merck & Co., Inc.	42,700	2,713,158
Zoetis, Inc.	60,200	3,212,874
		9,066,571
Medical-HMO — 4.7%
Aetna, Inc.	21,294	2,716,050
Anthem, Inc.	11,000	1,819,180
Centene Corp.†	14,859	1,058,852
Cigna Corp.	23,155	3,391,976
Humana, Inc.	23,770	4,899,948
UnitedHealth Group, Inc.	41,700	6,839,217
		20,725,223
Medical-Hospitals — 0.6%
HCA Holdings, Inc.†	30,781	2,739,201
Real Estate Investment Trusts — 3.1%
American Tower Corp.	56,200	6,830,548
Crown Castle International Corp.	37,900	3,579,655
Equinix, Inc.	7,916	3,169,329
		13,579,532
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(2)(3)	1,490	77,197
Retail-Apparel/Shoe — 0.6%
Ross Stores, Inc.	43,100	2,838,997
Retail-Auto Parts — 1.6%
AutoZone, Inc.†	6,043	4,369,391
O'Reilly Automotive, Inc.†	10,600	2,860,304
		7,229,695
Retail-Building Products — 1.9%
Home Depot, Inc.	28,500	4,184,655
Lowe's Cos., Inc.	51,600	4,242,036
		8,426,691
Retail-Discount — 0.8%
Costco Wholesale Corp.	3,400	570,146
Dollar General Corp.	41,400	2,886,822
		3,456,968
Retail-Drug Store — 0.9%
Walgreens Boots Alliance, Inc.	48,120	3,996,366
Retail-Gardening Products — 0.5%
Tractor Supply Co.	30,490	2,102,895
Security Description	Shares	Value (Note 2)
Retail-Restaurants — 1.3%
Starbucks Corp.	57,800	$3,374,942
Yum! Brands, Inc.	36,100	2,306,790
		5,681,732
Semiconductor Components-Integrated Circuits — 0.5%
NXP Semiconductors NV†	20,749	2,147,522
Semiconductor Equipment — 0.5%
ASML Holding NV	16,900	2,244,320
Tobacco — 1.6%
Philip Morris International, Inc.	62,400	7,044,960
Web Portals/ISP — 6.5%
Alphabet, Inc., Class A†	18,100	15,345,180
Alphabet, Inc., Class C†	16,066	13,327,711
		28,672,891
Total Common Stocks (cost $330,378,886)		431,194,310
CONVERTIBLE PREFERRED SECURITIES — 1.5%
Applications Software — 0.2%
Magic Leap, Inc., Series C†(1)(2)(3)	26,666	614,198
E-Commerce/Products — 0.2%
Flipkart, Ltd., Series A†(1)(2)(3)	316	29,789
Flipkart, Ltd., Series C†(1)(2)(3)	556	52,414
Flipkart, Ltd., Series E†(1)(2)(3)	1,032	97,287
Flipkart, Ltd., Series G†(1)(2)(3)	4,576	431,380
Flipkart, Ltd., Series H†(1)(2)(3)	4,257	401,307
		1,012,177
E-Commerce/Services — 0.9%
Airbnb, Inc. Series D†(1)(2)(3)	13,329	1,399,545
Airbnb, Inc., Series E†(1)(2)(3)	8,841	928,305
Uber Technologies, Inc., Series G†(1)(2)(3)	20,747	1,011,877
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3)	19,048	728,150
		4,067,877
Real Estate Management/Services — 0.2%
WeWork Cos., Inc., Series E†(1)(2)(3)	13,398	694,150
Total Convertible Preferred Securities (cost $5,325,447)		6,388,402
Total Long-Term Investment Securities (cost $335,704,333)		437,582,712
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(4)	500,000	500,000
T. Rowe Price Government Reserve Fund 0.66%(4)	3,153,539	3,153,539
Total Short-Term Investment Securities (cost $3,653,539)		3,653,539
TOTAL INVESTMENTS (cost $339,357,872)(5)	100.0%	441,236,251
Other assets less liabilities	0.0	131,264
NET ASSETS	100.0%	$441,367,515

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(2)  Illiquid security. At March 31, 2017, the aggregate value of these securities was $7,878,832 representing 1.8% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2017, the Stock Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc., Class A	11/07/2014	38,413	$733,734	$324,718	$8.45	0.07
Flipkart, Ltd.	03/19/2015	922	105,108	86,917	94.27	0.02
Snap, Inc., Class A	05/06/2016	23,398	359,393	500,799	21.40	0.11
Snap, Inc., Class B	05/06/2016	23,398	359,393	500,799	21.40	0.11
WeWork Cos., Inc., Class A	06/23/2015	1,490	49,006	77,197	51.81	0.02
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	13,329	542,664	1,399,545	105.00	0.32
Airbnb, Inc., Series E	07/14/2015	8,841	823,048	928,305	105.00	0.21
Flipkart, Ltd. Series A	03/19/2015	316	36,022	29,789	94.27	0.01
Flipkart, Ltd. Series C	03/19/2015	556	63,384	52,414	94.27	0.01
Flipkart, Ltd. Series E	03/19/2015	1,032	117,648	97,287	94.27	0.02
Flipkart, Ltd. Series G	12/17/2014	4,576	548,022	431,380	94.27	0.10
Flipkart, Ltd. Series H	04/17/2015	4,257	605,516	401,307	94.27	0.09
Magic Leap, Inc., Series C	01/20/2016	26,666	614,198	614,198	23.03	0.14
Uber Technologies, Inc., Series G	12/03/2015	20,747	1,011,878	1,011,877	48.77	0.23
WeWork Cos., Inc., Series E	06/23/2015	13,398	440,655	694,150	51.81	0.16
Xiaoju Kuaizhi, Inc., Series A-17	10/19/2015	19,048	522,414	728,150	38.23	0.16
				$7,878,832		1.78%

(4)  The rate shown is the 7-day yield as of March 31, 2017.

(5)  See Note 4 for cost of investments on a tax basis.

(6)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).

ADR — American Depositary Receipt

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$29,406,579	$1,001,598	$324,718	$30,732,895
E-Commerce/Products	38,809,334	—	86,917	38,896,251
Real Estate Management/Services	—	—	77,197	77,197
Other Industries	361,487,967	—	—	361,487,967
Convertible Preferred Securities	—	—	6,388,402	6,388,402
Short-Term Investment Securities	3,653,539	—	—	3,653,539
Total Investment at Value	$433,357,419	$1,001,598	$6,877,234	$441,236,251

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2016	$547,904	$5,866,762
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	(91,888)
Change in unrealized appreciation(1)	21,107	761,430
Change in unrealized depreciation(1)	(80,179)	(147,902)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of March 31, 2017	$488,832	$6,388,402

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2017 includes:

Common Stocks	Convertible Preferred Securities
$(59,072)	$613,528

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2017.

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Value at March 31, 2017	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$324,718	Market Approach with	Transaction Price*	$8.1500
		Option Pricing Method ("OPM")	Estimated Revenue Multiple*	3.9x - 6.3x (5.1x)
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	40.5%
			Term to liquidity event in years	2.25
			Risk-free rate	1.35%
	$77,197	Market Approach	Market Transaction Price*	$51.8100
	$86,917	Market Approach and	Market Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	3.1x - 4.0x (3.6x)
			2017 Estimated Revenue Multiple*	3.1x
			Discount for Lack of Marketability	8.25% - 10.0% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%
Convertible Preferred Securities	$5,376,225	Market Approach	Market Transaction Price*	$23.033 - $105.00 ($61.973717)
	$1,012,177	Market Approach and	Market Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	3.1x - 4.0x (3.6x)
			2017 Estimated Revenue Multiple*	3.1x
			Discount for Lack of Marketability	8.25% - 10.0% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparable. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
Computers	5.8%
Applications Software	5.6
Web Portals/ISP	4.9
Medical-Drugs	4.9
Medical-Biomedical/Gene	4.8
Internet Content-Entertainment	4.0
E-Commerce/Products	3.5
Real Estate Investment Trusts	3.2
Finance-Credit Card	3.0
Aerospace/Defense	2.4
Cable/Satellite TV	2.3
Retail-Restaurants	2.2
Multimedia	2.2
Tobacco	2.0
Electronic Components-Semiconductors	2.0
Retail-Building Products	1.7
Diversified Manufacturing Operations	1.7
Beverages-Non-alcoholic	1.7
Medical-HMO	1.5
Retail-Discount	1.4
Enterprise Software/Service	1.3
Medical Instruments	1.3
Cosmetics & Toiletries	1.2
Athletic Footwear	1.2
E-Commerce/Services	1.2
Retail-Apparel/Shoe	1.2
Transport-Rail	1.2
Electronic Forms	1.1
Instruments-Controls	1.1
Entertainment Software	1.0
Finance-Other Services	1.0
Diagnostic Equipment	0.9
Oil Companies-Exploration & Production	0.9
Exchange-Traded Funds	0.9
Computer Services	0.8
Commercial Services-Finance	0.8
Electronic Connectors	0.7
Machinery-General Industrial	0.7
Retail-Auto Parts	0.7
Electronic Measurement Instruments	0.7
Banks-Super Regional	0.6
Oil-Field Services	0.6
Commercial Services	0.6
Data Processing/Management	0.6
Banks-Fiduciary	0.5
Airlines	0.5
Medical-Hospitals	0.5
Industrial Gases	0.5
Medical Products	0.5
Building Products-Cement	0.5
Finance-Investment Banker/Broker	0.4
Food-Retail	0.4
Consulting Services	0.4
Coatings/Paint	0.4
Machinery-Pumps	0.4
Transport-Services	0.4
Electric Products-Misc.	0.4
Chemicals-Specialty	0.4
Agricultural Chemicals	0.4
Medical Information Systems	0.4
Food-Misc./Diversified	0.4%
Computer Aided Design	0.4
Registered Investment Companies	0.4
Brewery	0.4
Finance-Consumer Loans	0.3
Semiconductor Components-Integrated Circuits	0.3
Auto/Truck Parts & Equipment-Original	0.3
Containers-Paper/Plastic	0.3
Retail-Drug Store	0.3
Telephone-Integrated	0.3
Cellular Telecom	0.3
Food-Confectionery	0.3
Electronic Components-Misc.	0.3
Food-Catering	0.3
Repurchase Agreements	0.3
Retail-Gardening Products	0.3
Home Decoration Products	0.3
Insurance Brokers	0.2
Semiconductor Equipment	0.2
Recreational Vehicles	0.2
Building & Construction Products-Misc.	0.2
Apparel Manufacturers	0.2
Telecommunication Equipment	0.2
Electric-Integrated	0.2
Computer Software	0.2
Insurance-Property/Casualty	0.2
Cruise Lines	0.2
Chemicals-Diversified	0.2
Retail-Major Department Stores	0.2
Non-Hazardous Waste Disposal	0.1
Investment Management/Advisor Services	0.1
Distribution/Wholesale	0.1
Hotels/Motels	0.1
Consumer Products-Misc.	0.1
Beverages-Wine/Spirits	0.1
Machinery-Construction & Mining	0.1
Television	0.1
Engines-Internal Combustion	0.1
Industrial Automated/Robotic	0.1
Advertising Agencies	0.1
Aerospace/Defense-Equipment	0.1
Pipelines	0.1
Broadcast Services/Program	0.1
Disposable Medical Products	0.1
Gold Mining	0.1
Internet Security	0.1
Retail-Perfume & Cosmetics	0.1
Medical Labs & Testing Services	0.1
Toys	0.1
Machinery-Farming	0.1
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	3,436	$84,423
Omnicom Group, Inc.	2,686	231,560
		315,983
Aerospace/Defense — 2.4%
Boeing Co.	12,299	2,175,201
General Dynamics Corp.	20,819	3,897,317
Lockheed Martin Corp.	3,972	1,062,907
Northrop Grumman Corp.	16,980	4,038,523
Raytheon Co.	3,122	476,105
Rockwell Collins, Inc.	1,311	127,377
Teledyne Technologies, Inc.†	3,637	459,935
TransDigm Group, Inc.	790	173,927
		12,411,292
Aerospace/Defense-Equipment — 0.1%
Harris Corp.	1,980	220,315
L3 Technologies, Inc.	557	92,066
		312,381
Agricultural Chemicals — 0.4%
Monsanto Co.	17,084	1,933,909
Airlines — 0.5%
Alaska Air Group, Inc.	1,257	115,920
Southwest Airlines Co.	9,788	526,203
United Continental Holdings, Inc.†	31,523	2,226,785
		2,868,908
Apparel Manufacturers — 0.2%
Carter's, Inc.	10,136	910,213
Hanesbrands, Inc.	3,133	65,041
Michael Kors Holdings, Ltd.†	2,584	98,476
Under Armour, Inc., Class A†	2,923	57,817
Under Armour, Inc., Class C†	2,933	53,674
		1,185,221
Applications Software — 5.6%
Citrix Systems, Inc.†	2,487	207,391
Intuit, Inc.	17,548	2,035,393
Microsoft Corp.	326,583	21,508,756
Red Hat, Inc.†	2,836	245,314
salesforce.com, Inc.†	68,317	5,635,469
		29,632,323
Athletic Footwear — 1.2%
NIKE, Inc., Class B	110,754	6,172,320
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	2,903	195,082
Auto/Truck Parts & Equipment-Original — 0.3%
Delphi Automotive PLC	21,296	1,714,115
Banks-Fiduciary — 0.5%
Citizens Financial Group, Inc.	3,078	106,345
Northern Trust Corp.	31,972	2,768,136
		2,874,481
Security Description	Shares	Value (Note 2)
Banks-Super Regional — 0.6%
Comerica, Inc.	1,539	$105,545
KeyCorp	8,360	148,641
SunTrust Banks, Inc.	41,056	2,270,397
US Bancorp	14,187	730,630
		3,255,213
Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	130,040	5,518,898
Dr Pepper Snapple Group, Inc.	1,748	171,164
Monster Beverage Corp.†	40,361	1,863,467
PepsiCo, Inc.	12,715	1,422,300
		8,975,829
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	1,688	77,952
Constellation Brands, Inc., Class A	2,748	445,368
		523,320
Brewery — 0.4%
Molson Coors Brewing Co., Class B	19,398	1,856,583
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	2,428	70,631
Discovery Communications, Inc., Class C†	3,432	97,160
Scripps Networks Interactive, Inc., Class A	1,520	119,122
		286,913
Building & Construction Products-Misc. — 0.2%
Fortune Brands Home & Security, Inc.	19,490	1,185,966
Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	1,003	218,905
Vulcan Materials Co.	19,476	2,346,468
		2,565,373
Building Products-Wood — 0.0%
Masco Corp.	3,159	107,374
Cable/Satellite TV — 2.3%
Charter Communications, Inc., Class A†	3,422	1,120,089
Comcast Corp., Class A	286,544	10,771,189
DISH Network Corp., Class A†	2,058	130,662
		12,021,940
Casino Hotels — 0.0%
Wynn Resorts, Ltd.	1,265	144,982
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	25,904	1,673,139
Chemicals-Diversified — 0.2%
E.I. du Pont de Nemours & Co.	6,877	552,429
FMC Corp.	1,404	97,704
PPG Industries, Inc.	2,168	227,814
		877,947

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 0.4%
Albemarle Corp.	1,791	$189,201
Ashland Global Holdings, Inc.	9,349	1,157,500
International Flavors & Fragrances, Inc.	729	96,614
Valvoline, Inc.	25,805	633,513
		2,076,828
Coatings/Paint — 0.4%
Sherwin-Williams Co.	6,880	2,134,107
Commercial Services — 0.6%
Cintas Corp.	1,370	173,360
CoStar Group, Inc.†	4,932	1,022,009
Ecolab, Inc.	2,297	287,906
Nielsen Holdings PLC	2,941	121,493
Quanta Services, Inc.†	2,406	89,286
ServiceMaster Global Holdings, Inc.†	33,460	1,396,955
		3,091,009
Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	7,142	731,269
Equifax, Inc.	8,610	1,177,331
Global Payments, Inc.	2,422	195,407
Moody's Corp.	2,641	295,898
PayPal Holdings, Inc.†	17,867	768,638
S&P Global, Inc.	4,111	537,472
Total System Services, Inc.	2,625	140,333
Western Union Co.	4,973	101,201
		3,947,549
Computer Aided Design — 0.4%
Autodesk, Inc.†	2,056	177,782
Cadence Design Systems, Inc.†	49,469	1,553,327
Synopsys, Inc.†	2,408	173,689
		1,904,798
Computer Services — 0.8%
Accenture PLC, Class A	9,905	1,187,411
Amdocs, Ltd.	19,923	1,215,104
Cognizant Technology Solutions Corp., Class A†	6,778	403,426
CSRA, Inc.	1,109	32,483
International Business Machines Corp.	7,783	1,355,332
		4,193,756
Computer Software — 0.2%
Akamai Technologies, Inc.†	2,755	164,473
SS&C Technologies Holdings, Inc.	24,404	863,902
		1,028,375
Computers — 5.8%
Apple, Inc.	210,857	30,291,717
Computers-Memory Devices — 0.0%
NetApp, Inc.	2,673	111,865
Consulting Services — 0.4%
Gartner, Inc.†	8,221	887,786
Verisk Analytics, Inc.†	16,471	1,336,457
		2,224,243
Security Description	Shares	Value (Note 2)
Consumer Products-Misc. — 0.1%
Clorox Co.	1,122	$151,279
Kimberly-Clark Corp.	2,943	387,387
		538,666
Containers-Paper/Plastic — 0.3%
Sealed Air Corp.	39,056	1,702,060
Cosmetics & Toiletries — 1.2%
Colgate-Palmolive Co.	19,827	1,451,138
Coty, Inc., Class A	3,145	57,019
Estee Lauder Cos., Inc., Class A	37,095	3,145,285
Procter & Gamble Co.	19,929	1,790,621
		6,444,063
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	16,659	845,111
Royal Caribbean Cruises, Ltd.	1,359	133,332
		978,443
Data Processing/Management — 0.6%
Dun & Bradstreet Corp.	586	63,253
Fidelity National Information Services, Inc.	5,231	416,492
Fiserv, Inc.†	19,869	2,291,094
Paychex, Inc.	5,081	299,271
		3,070,110
Diagnostic Equipment — 0.9%
Danaher Corp.	35,766	3,059,066
Thermo Fisher Scientific, Inc.	11,672	1,792,819
		4,851,885
Diagnostic Kits — 0.0%
IDEXX Laboratories, Inc.†	1,400	216,454
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,146	284,827
Distribution/Wholesale — 0.1%
Fastenal Co.	4,602	237,003
LKQ Corp.†	4,900	143,423
WW Grainger, Inc.	861	200,406
		580,832
Diversified Manufacturing Operations — 1.7%
3M Co.	14,440	2,762,805
A.O. Smith Corp.	24,343	1,245,388
General Electric Co.	65,237	1,944,063
Illinois Tool Works, Inc.	19,151	2,536,933
Ingersoll-Rand PLC	4,129	335,770
Parker-Hannifin Corp.	1,442	231,181
		9,056,140
E-Commerce/Products — 3.5%
Amazon.com, Inc.†	20,739	18,385,953
eBay, Inc.†	6,272	210,551
		18,596,504
E-Commerce/Services — 1.2%
Expedia, Inc.	1,918	241,994
Priceline Group, Inc.†	3,279	5,836,521
TripAdvisor, Inc.†	1,042	44,973
		6,123,488

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric Products-Misc. — 0.4%
AMETEK, Inc.	33,383	$1,805,353
Emerson Electric Co.	4,721	282,599
		2,087,952
Electric-Integrated — 0.2%
Alliant Energy Corp.	1,702	67,416
Dominion Resources, Inc.	4,697	364,346
NextEra Energy, Inc.	3,645	467,909
WEC Energy Group, Inc.	2,611	158,305
		1,057,976
Electronic Components-Misc. — 0.3%
Corning, Inc.	14,765	398,655
Flex, Ltd.†	58,075	975,660
Garmin, Ltd.	1,830	93,531
		1,467,846
Electronic Components-Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	12,273	178,572
Broadcom, Ltd.	6,380	1,396,965
Intel Corp.	36,104	1,302,271
Microchip Technology, Inc.	20,605	1,520,237
NVIDIA Corp.	9,370	1,020,674
Skyworks Solutions, Inc.	2,942	288,257
Texas Instruments, Inc.	56,898	4,583,703
Xilinx, Inc.	2,574	149,009
		10,439,688
Electronic Connectors — 0.7%
Amphenol Corp., Class A	48,898	3,480,071
TE Connectivity, Ltd.	2,826	210,678
		3,690,749
Electronic Forms — 1.1%
Adobe Systems, Inc.†	46,117	6,001,205
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	26,906	1,422,520
FLIR Systems, Inc.	1,518	55,073
Fortive Corp.	32,355	1,948,418
		3,426,011
Electronic Security Devices — 0.0%
Allegion PLC	972	73,580
Engines-Internal Combustion — 0.1%
Cummins, Inc.	2,461	372,103
Enterprise Software/Service — 1.3%
Oracle Corp.	85,305	3,805,456
Tyler Technologies, Inc.†	10,714	1,655,956
Ultimate Software Group, Inc.†	7,614	1,486,329
		6,947,741
Entertainment Software — 1.0%
Activision Blizzard, Inc.	57,556	2,869,742
Electronic Arts, Inc.†	24,776	2,217,948
		5,087,690
Security Description	Shares	Value (Note 2)
Finance-Consumer Loans — 0.3%
SLM Corp.†	71,970	$870,837
Synchrony Financial	27,757	952,065
		1,822,902
Finance-Credit Card — 3.0%
Alliance Data Systems Corp.	534	132,966
American Express Co.	5,781	457,335
Discover Financial Services	6,133	419,436
MasterCard, Inc., Class A	77,292	8,693,031
Visa, Inc., Class A	70,787	6,290,841
		15,993,609
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	19,327	788,735
E*TRADE Financial Corp.†	4,370	152,469
Raymond James Financial, Inc.	1,119	85,335
TD Ameritrade Holding Corp.	32,180	1,250,515
		2,277,054
Finance-Other Services — 1.0%
CBOE Holdings, Inc.	949	76,936
CME Group, Inc.	3,404	404,395
Intercontinental Exchange, Inc.	75,545	4,522,879
Nasdaq, Inc.	842	58,477
		5,062,687
Food-Catering — 0.3%
Aramark	38,838	1,431,957
Food-Confectionery — 0.3%
Hershey Co.	14,785	1,615,261
Food-Misc./Diversified — 0.4%
Campbell Soup Co.	1,877	107,439
General Mills, Inc.	5,075	299,476
Kellogg Co.	2,172	157,709
Kraft Heinz Co.	13,744	1,248,093
McCormick & Co., Inc.	1,157	112,865
		1,925,582
Food-Retail — 0.4%
Kroger Co.	51,970	1,532,595
Whole Foods Market, Inc.	23,471	697,558
		2,230,153
Food-Wholesale/Distribution — 0.0%
Sysco Corp.	4,191	217,597
Gas-Distribution — 0.0%
CenterPoint Energy, Inc.	3,974	109,563
Gold Mining — 0.1%
Newmont Mining Corp.	8,456	278,710
Home Decoration Products — 0.3%
Newell Brands, Inc.	29,586	1,395,572
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,277	64,259
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	5,004	471,277
Wyndham Worldwide Corp.	1,119	94,320
		565,597

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	2,046	$318,583
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	17,857	2,415,874
Praxair, Inc.	2,540	301,244
		2,717,118
Instruments-Controls — 1.1%
Honeywell International, Inc.	30,991	3,869,846
Mettler-Toledo International, Inc.†	413	197,790
Sensata Technologies Holding NV†	36,144	1,578,408
		5,646,044
Instruments-Scientific — 0.0%
Waters Corp.†	841	131,457
Insurance Brokers — 0.2%
Aon PLC	4,178	495,887
Arthur J. Gallagher & Co.	2,842	160,686
Marsh & McLennan Cos., Inc.	8,193	605,381
		1,261,954
Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	1,335	96,480
Insurance-Property/Casualty — 0.2%
Progressive Corp.	25,220	988,120
Internet Content-Entertainment — 4.0%
Facebook, Inc., Class A†	122,322	17,375,840
Netflix, Inc.†	22,840	3,375,981
Snap, Inc., Class A†	20,342	458,305
		21,210,126
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,031	146,990
Internet Security — 0.1%
Symantec Corp.	4,824	148,000
VeriSign, Inc.†	1,416	123,348
		271,348
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	1,176	152,504
BlackRock, Inc.	949	363,951
T. Rowe Price Group, Inc.	2,517	171,533
		687,988
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	701	143,004
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,852	450,072
Machinery-Farming — 0.1%
Deere & Co.	2,285	248,745
Machinery-General Industrial — 0.7%
Middleby Corp.†	15,337	2,092,734
Roper Technologies, Inc.	7,512	1,551,153
		3,643,887
Machinery-Pumps — 0.4%
Xylem, Inc.	42,375	2,128,072
Security Description	Shares	Value (Note 2)
Medical Information Systems — 0.4%
athenahealth, Inc.†	14,678	$1,654,064
Cerner Corp.†	4,668	274,712
		1,928,776
Medical Instruments — 1.3%
Boston Scientific Corp.†	157,923	3,927,545
Edwards Lifesciences Corp.†	24,354	2,290,981
Intuitive Surgical, Inc.†	584	447,618
		6,666,144
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	879	126,110
Quest Diagnostics, Inc.	1,356	133,146
		259,256
Medical Products — 0.5%
Becton Dickinson and Co.	3,386	621,128
Cooper Cos., Inc.	4,796	958,672
Stryker Corp.	4,924	648,245
Varian Medical Systems, Inc.†	1,487	135,510
Zimmer Biomet Holdings, Inc.	2,048	250,081
		2,613,636
Medical-Biomedical/Gene — 4.8%
Alder Biopharmaceuticals, Inc.†	25,516	530,733
Alexion Pharmaceuticals, Inc.†	3,573	433,191
Amgen, Inc.	37,543	6,159,680
Biogen, Inc.†	12,124	3,314,944
Celgene Corp.†	34,441	4,285,494
Gilead Sciences, Inc.	35,681	2,423,454
Illumina, Inc.†	9,849	1,680,633
Incyte Corp.†	14,250	1,904,797
Regeneron Pharmaceuticals, Inc.†	6,875	2,664,131
Vertex Pharmaceuticals, Inc.†	19,081	2,086,507
		25,483,564
Medical-Drugs — 4.9%
AbbVie, Inc.	25,358	1,652,327
Allergan PLC	19,209	4,589,414
Bristol-Myers Squibb Co.	14,636	795,906
Eli Lilly & Co.	89,757	7,549,461
Jazz Pharmaceuticals PLC†	7,400	1,073,962
Johnson & Johnson	26,332	3,279,651
Merck & Co., Inc.	27,081	1,720,727
Pfizer, Inc.	86,014	2,942,539
Zoetis, Inc.	36,307	1,937,704
		25,541,691
Medical-HMO — 1.5%
Aetna, Inc.	37,825	4,824,579
Humana, Inc.	2,376	489,789
UnitedHealth Group, Inc.	15,132	2,481,799
		7,796,167
Medical-Hospitals — 0.5%
Envision Healthcare Corp.†	12,711	779,438
HCA Holdings, Inc.†	2,343	208,504
Universal Health Services, Inc., Class B	13,958	1,737,073
		2,725,015

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.†	12,905	$172,411
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,805	169,703
Multimedia — 2.2%
Time Warner, Inc.	12,319	1,203,689
Twenty-First Century Fox, Inc., Class A	8,036	260,286
Twenty-First Century Fox, Inc., Class B	3,720	118,222
Walt Disney Co.	86,290	9,784,423
		11,366,620
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	3,669	230,450
Waste Management, Inc.	6,436	469,313
		699,763
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	754	60,772
Oil Companies-Exploration & Production — 0.9%
Anadarko Petroleum Corp.	13,863	859,506
Antero Resources Corp.†	12,363	282,000
Apache Corp.	3,866	198,674
Cabot Oil & Gas Corp.	3,628	86,745
Chesapeake Energy Corp.†	5,696	33,834
Cimarex Energy Co.	847	101,208
Concho Resources, Inc.†	9,218	1,183,038
Devon Energy Corp.	4,590	191,495
EOG Resources, Inc.	4,772	465,509
EQT Corp.	1,655	101,121
Newfield Exploration Co.†	2,120	78,249
Noble Energy, Inc.	2,910	99,929
Occidental Petroleum Corp.	5,228	331,246
Pioneer Natural Resources Co.	2,701	503,007
Range Resources Corp.	1,137	33,087
Southwestern Energy Co.†	4,436	36,242
		4,584,890
Oil Companies-Integrated — 0.0%
Murphy Oil Corp.	2,578	73,705
Oil-Field Services — 0.6%
Baker Hughes, Inc.	2,910	174,076
Halliburton Co.	7,999	393,631
Schlumberger, Ltd.	32,547	2,541,921
		3,109,628
Pipelines — 0.1%
ONEOK, Inc.	2,347	130,118
Williams Cos., Inc.	5,912	174,936
		305,054
Real Estate Investment Trusts — 3.2%
Alexandria Real Estate Equities, Inc.	1,414	156,275
American Tower Corp.	61,267	7,446,391
Apartment Investment & Management Co., Class A	2,498	110,786
AvalonBay Communities, Inc.	2,185	401,166
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Boston Properties, Inc.	1,591	$210,664
Crown Castle International Corp.	3,728	352,110
Digital Realty Trust, Inc.	2,534	269,592
Equinix, Inc.	8,285	3,317,065
Equity Residential	3,913	243,467
Essex Property Trust, Inc.	553	128,036
Extra Space Storage, Inc.	2,003	149,003
Federal Realty Investment Trust	723	96,521
GGP, Inc.	9,292	215,389
Host Hotels & Resorts, Inc.	11,761	219,460
Iron Mountain, Inc.	2,224	79,330
Kimco Realty Corp.	6,771	149,571
Mid-America Apartment Communities, Inc.	1,102	112,118
Prologis, Inc.	8,421	436,882
Public Storage	1,544	337,997
Realty Income Corp.	2,674	159,183
Regency Centers Corp.	1,464	97,195
Simon Property Group, Inc.	8,202	1,410,990
UDR, Inc.	4,252	154,178
Ventas, Inc.	3,216	209,169
Vornado Realty Trust	1,369	137,324
Welltower, Inc.	5,768	408,490
		17,008,352
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	2,105	73,233
Recreational Vehicles — 0.2%
Polaris Industries, Inc.	14,157	1,186,357
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,341	167,692
Retail-Apparel/Shoe — 1.2%
Coach, Inc.	2,232	92,248
Foot Locker, Inc.	1,285	96,131
Kate Spade & Co.†	51,582	1,198,250
L Brands, Inc.	18,477	870,267
PVH Corp.	8,462	875,563
Ross Stores, Inc.	45,318	2,985,097
		6,117,556
Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc.	1,173	173,909
AutoZone, Inc.†	2,558	1,849,562
O'Reilly Automotive, Inc.†	5,291	1,427,723
		3,451,194
Retail-Automobile — 0.0%
CarMax, Inc.†	1,340	79,355
Retail-Building Products — 1.7%
Home Depot, Inc.	38,708	5,683,496
Lowe's Cos., Inc.	41,533	3,414,428
		9,097,924
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,723	84,685

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Discount — 1.4%
Costco Wholesale Corp.	41,806	$7,010,448
Dollar General Corp.	4,043	281,918
Dollar Tree, Inc.†	3,756	294,696
		7,587,062
Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc.	20,252	1,681,929
Retail-Gardening Products — 0.3%
Tractor Supply Co.	20,331	1,402,229
Retail-Jewelry — 0.0%
Tiffany & Co.	868	82,720
Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	10,371	820,139
Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	931	265,549
Retail-Restaurants — 2.2%
Chipotle Mexican Grill, Inc.†	5,144	2,291,755
Darden Restaurants, Inc.	1,975	165,248
Dunkin' Brands Group, Inc.	24,215	1,324,076
McDonald's Corp.	28,478	3,691,034
Starbucks Corp.	66,090	3,858,995
Yum! Brands, Inc.	5,348	341,737
		11,672,845
Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	5,791	474,555
QUALCOMM, Inc.	23,498	1,347,375
		1,821,930
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	17,179	668,263
KLA-Tencor Corp.	2,493	237,009
Lam Research Corp.	2,591	332,581
		1,237,853
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,633	131,308
Steel-Producers — 0.0%
Nucor Corp.	2,993	178,742
Telecom Services — 0.0%
Level 3 Communications, Inc.†	2,603	148,944
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	25,220	1,051,926
Juniper Networks, Inc.	3,403	94,706
		1,146,632
Telephone-Integrated — 0.3%
Verizon Communications, Inc.	34,370	1,675,537
Television — 0.1%
CBS Corp., Class B	5,917	410,403
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	471	108,090
Security Description	Shares	Value (Note 2)
Tobacco — 2.0%
Altria Group, Inc.	99,723	$7,122,217
Philip Morris International, Inc.	22,850	2,579,765
Reynolds American, Inc.	13,157	829,154
		10,531,136
Tools-Hand Held — 0.0%
Snap-on, Inc.	489	82,480
Stanley Black & Decker, Inc.	1,165	154,793
		237,273
Toys — 0.1%
Hasbro, Inc.	1,780	177,680
Mattel, Inc.	3,105	79,519
		257,199
Transport-Rail — 1.2%
CSX Corp.	109,514	5,097,877
Union Pacific Corp.	8,933	946,183
		6,044,060
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	1,124	86,874
Expeditors International of Washington, Inc.	1,805	101,964
FedEx Corp.	3,901	761,280
United Parcel Service, Inc., Class B	10,965	1,176,545
		2,126,663
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	1,381	126,693
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	1,576	140,390
Water — 0.0%
American Water Works Co., Inc.	2,835	220,478
Web Portals/ISP — 4.9%
Alphabet, Inc., Class A†	11,096	9,407,189
Alphabet, Inc., Class C†	20,009	16,598,666
		26,005,855
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	2,621	225,983
X-Ray Equipment — 0.0%
Hologic, Inc.†	2,666	113,438
Total Common Stocks (cost $408,837,449)		519,495,568
EXCHANGE-TRADED FUNDS — 0.9%
iShares S&P 500 Growth Index Fund (cost $4,418,639)	34,407	4,525,208
Total Long-Term Investment Securities (cost $413,256,088)		524,020,776
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.37%(1) (cost $1,864,339)	1,864,339	1,864,339

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09% dated 03/31/2017, to be repurchased 04/03/2017 in the amount of $759,006 and collateralized by $800,000 of United States Treasury Bonds, bearing interest at 2.88% due 08/15/2045 and having an approximate value of $777,425	$759,000	$759,000
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09% dated 03/31/2017, to be repurchased 04/03/2017 in the amount of $650,005 and collateralized by $675,000 of United States Treasury Notes, bearing interest at 1.38% due 01/31/2021 and having an approximate value of $666,149	$650,000	$650,000
Total Repurchase Agreements (cost $1,409,000)		1,409,000
TOTAL INVESTMENTS (cost $416,529,427)(2)	100.1%	527,294,115
Liabilities in excess of other assets	(0.1)	(411,140)
NET ASSETS	100.0%	$526,882,975

†  Non-income producing security

(1)  The rate shown is the 7-day yield as of March 31, 2017.

(2)  See Note 4 for cost of investments on a tax basis

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2017	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	June 2017	$1,325,306	$1,319,700	$(5,606)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$519,495,568	$—	$—	$519,495,568
Exchange-Traded Funds	4,525,208	—	—	4,525,208
Short-Term Investment Securities	1,864,339	—	—	1,864,339
Repurchase Agreements	—	1,409,000	—	1,409,000
Total Investments at Value	$525,885,115	$1,409,000	$—	$527,294,115
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$5,606	$—	$—	$5,606

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
Medical-Drugs	7.2%
Diversified Banking Institutions	7.1
Oil Companies-Integrated	6.3
Banks-Super Regional	5.7
Electric-Integrated	3.8
Diversified Manufacturing Operations	3.5
Oil Companies-Exploration & Production	3.3
Insurance-Multi-line	2.4
Banks-Commercial	2.4
Oil-Field Services	2.3
Cosmetics & Toiletries	2.1
Telephone-Integrated	2.0
Investment Management/Advisor Services	2.0
Networking Products	1.9
Aerospace/Defense-Equipment	1.7
Food-Misc./Diversified	1.7
Electronic Components-Semiconductors	1.7
Retail-Discount	1.7
Medical Instruments	1.5
Chemicals-Diversified	1.4
Tobacco	1.3
Multimedia	1.3
Insurance-Life/Health	1.2
Transport-Rail	1.2
Real Estate Investment Trusts	1.2
Insurance-Reinsurance	1.1
Enterprise Software/Service	1.1
Building Products-Air & Heating	1.1
Exchange-Traded Funds	1.0
Banks-Fiduciary	1.0
Semiconductor Components-Integrated Circuits	1.0
Medical-Biomedical/Gene	1.0
Retail-Drug Store	1.0
Computer Services	0.9
Cruise Lines	0.9
Diagnostic Equipment	0.9
Insurance-Property/Casualty	0.9
Beverages-Non-alcoholic	0.8
Semiconductor Equipment	0.8
Building-Residential/Commercial	0.8
Computers	0.7
Gas-Distribution	0.6
Medical Products	0.6
Finance-Consumer Loans	0.6
Medical-HMO	0.5
Transport-Services	0.5
Medical-Wholesale Drug Distribution	0.5
Paper & Related Products	0.5
Hotels/Motels	0.5
Building & Construction Products-Misc.	0.5
Auto-Cars/Light Trucks	0.5
Electronic Connectors	0.5
Auto/Truck Parts & Equipment-Original	0.4
Machinery-Construction & Mining	0.4
Wireless Equipment	0.4
Finance-Other Services	0.4
Insurance Brokers	0.4
Agricultural Chemicals	0.4
Applications Software	0.4
Aerospace/Defense	0.4
Retail-Catalog Shopping	0.4
Commercial Services	0.4%
Oil Refining & Marketing	0.4
Retail-Auto Parts	0.4
Repurchase Agreements	0.4
Retail-Jewelry	0.3
Medical-Hospitals	0.3
Instruments-Controls	0.3
Electric-Distribution	0.3
Toys	0.2
Airlines	0.2
Pipelines	0.2
Retail-Apparel/Shoe	0.2
Apparel Manufacturers	0.2
Containers-Paper/Plastic	0.2
Medical-Generic Drugs	0.2
Retail-Restaurants	0.2
Computers-Memory Devices	0.2
Web Portals/ISP	0.2
Pharmacy Services	0.2
Vitamins & Nutrition Products	0.2
Food-Retail	0.1
Finance-Credit Card	0.1
Electric Products-Misc.	0.1
Athletic Footwear	0.1
Consumer Products-Misc.	0.1
Industrial Gases	0.1
Food-Meat Products	0.1
Agricultural Operations	0.1
Retail-Building Products	0.1
Time Deposits	0.1
E-Commerce/Products	0.1
Dental Supplies & Equipment	0.1
Brewery	0.1
Machinery-Farming	0.1
Retail-Regional Department Stores	0.1
Food-Confectionery	0.1
Oil Field Machinery & Equipment	0.1
Tools-Hand Held	0.1
Engineering/R&D Services	0.1
Containers-Metal/Glass	0.1
Appliances	0.1
Food-Wholesale/Distribution	0.1
Oil & Gas Drilling	0.1
Medical Labs & Testing Services	0.1
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.4%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	6,531	$160,467
Omnicom Group, Inc.	2,427	209,231
		369,698
Aerospace/Defense — 0.4%
Arconic, Inc.	16,283	428,894
Boeing Co.	16,648	2,944,366
Raytheon Co.	3,572	544,730
Rockwell Collins, Inc.	1,789	173,819
		4,091,809
Aerospace/Defense-Equipment — 1.7%
L3 Technologies, Inc.	1,582	261,489
Triumph Group, Inc.	114,947	2,959,885
United Technologies Corp.	130,512	14,644,752
		17,866,126
Agricultural Chemicals — 0.4%
Agrium, Inc.	32,100	3,067,155
CF Industries Holdings, Inc.	8,616	252,880
Monsanto Co.	5,348	605,393
Mosaic Co.	12,943	377,677
		4,303,105
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	21,108	971,812
Airlines — 0.2%
Alaska Air Group, Inc.	1,643	151,517
American Airlines Group, Inc.	18,634	788,218
Delta Air Lines, Inc.	27,010	1,241,380
		2,181,115
Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	6,719	139,486
Ralph Lauren Corp.	14,672	1,197,529
VF Corp.	12,244	673,053
		2,010,068
Appliances — 0.1%
Whirlpool Corp.	2,753	471,672
Applications Software — 0.4%
Microsoft Corp.	64,551	4,251,329
Athletic Footwear — 0.1%
NIKE, Inc., Class B	21,062	1,173,785
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	259,294	3,018,182
General Motors Co.	50,383	1,781,543
		4,799,725
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	6,225	418,320
Auto/Truck Parts & Equipment-Original — 0.4%
BorgWarner, Inc.	7,390	308,828
Delphi Automotive PLC	52,074	4,191,436
		4,500,264
Banks-Commercial — 2.4%
BB&T Corp.	178,589	7,982,929
ING Groep NV ADR	303,200	4,575,288
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
M&T Bank Corp.	71,173	$11,012,598
Regions Financial Corp.	44,547	647,268
Zions Bancorporation	7,482	314,244
		24,532,327
Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	186,025	8,785,961
Citizens Financial Group, Inc.	11,667	403,095
Northern Trust Corp.	2,862	247,792
State Street Corp.	13,270	1,056,424
		10,493,272
Banks-Super Regional — 5.7%
Capital One Financial Corp.	17,765	1,539,515
Comerica, Inc.	2,925	200,596
Fifth Third Bancorp	27,738	704,545
Huntington Bancshares, Inc.	40,135	537,408
KeyCorp	20,215	359,423
PNC Financial Services Group, Inc.	121,029	14,552,527
SunTrust Banks, Inc.	18,163	1,004,414
US Bancorp	188,517	9,708,625
Wells Fargo & Co.	529,276	29,459,502
		58,066,555
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	69,982	2,970,036
Dr Pepper Snapple Group, Inc.	2,707	265,070
Monster Beverage Corp.†	5,948	274,619
PepsiCo, Inc.	44,240	4,948,686
		8,458,411
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	2,615	120,761
Brewery — 0.1%
Molson Coors Brewing Co., Class B	6,815	652,264
Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	80,453	4,895,565
Building Products-Air & Heating — 1.1%
Johnson Controls International PLC	257,345	10,839,371
Building Products-Wood — 0.0%
Masco Corp.	4,499	152,921
Building-Residential/Commercial — 0.8%
D.R. Horton, Inc.	12,560	418,374
Lennar Corp., Class A	7,510	384,437
PulteGroup, Inc.	298,051	7,019,101
		7,821,912
Cable/Satellite TV — 0.0%
DISH Network Corp., Class A†	3,606	228,945
Chemicals-Diversified — 1.4%
Dow Chemical Co.	175,017	11,120,580
E.I. du Pont de Nemours & Co.	15,978	1,283,513
Eastman Chemical Co.	5,414	437,451
FMC Corp.	1,680	116,911
LyondellBasell Industries NV, Class A	12,200	1,112,518
PPG Industries, Inc.	4,466	469,288
		14,540,261

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc.	1,227	$162,614
Coatings/Paint — 0.0%
Sherwin-Williams Co.	930	288,477
Commercial Services — 0.4%
Ecolab, Inc.	4,367	547,360
Nielsen Holdings PLC	77,189	3,188,677
		3,736,037
Commercial Services-Finance — 0.0%
H&R Block, Inc.	7,655	177,979
Western Union Co.	6,221	126,597
		304,576
Computer Aided Design — 0.0%
Autodesk, Inc.†	2,461	212,803
Computer Services — 0.9%
Cognizant Technology Solutions Corp., Class A†	90,648	5,395,369
CSRA, Inc.	2,790	81,719
Hewlett Packard Enterprise Co.	61,533	1,458,332
International Business Machines Corp.	13,641	2,375,444
Teradata Corp.†	4,838	150,558
		9,461,422
Computers — 0.7%
Apple, Inc.	40,770	5,857,018
HP, Inc.	62,589	1,119,092
		6,976,110
Computers-Memory Devices — 0.2%
NetApp, Inc.	3,806	159,281
Seagate Technology PLC	10,910	501,096
Western Digital Corp.	10,647	878,697
		1,539,074
Consumer Products-Misc. — 0.1%
Clorox Co.	2,133	287,592
Kimberly-Clark Corp.	6,311	830,717
		1,118,309
Containers-Metal/Glass — 0.1%
Ball Corp.	6,470	480,462
Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	3,361	146,472
WestRock Co.	35,385	1,841,082
		1,987,554
Cosmetics & Toiletries — 2.1%
Colgate-Palmolive Co.	14,358	1,050,862
Coty, Inc., Class A	10,090	182,932
Estee Lauder Cos., Inc., Class A	3,451	292,610
Procter & Gamble Co.	148,280	13,322,958
Unilever NV	98,900	4,913,352
Unilever NV CVA	35,080	1,742,805
		21,505,519
Cruise Lines — 0.9%
Carnival Corp.	56,148	3,307,678
Norwegian Cruise Line Holdings, Ltd.†	102,189	5,184,048
Royal Caribbean Cruises, Ltd.	3,034	297,666
		8,789,392
Security Description	Shares	Value (Note 2)
Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	8,489	$530,053
Patterson Cos., Inc.	3,040	137,499
		667,552
Diagnostic Equipment — 0.9%
Abbott Laboratories	157,938	7,014,027
Danaher Corp.	10,598	906,447
Thermo Fisher Scientific, Inc.	5,627	864,307
		8,784,781
Dialysis Centers — 0.0%
DaVita, Inc.†	5,754	391,099
Diversified Banking Institutions — 7.1%
Bank of America Corp.	874,926	20,639,504
Citigroup, Inc.	298,727	17,869,849
Goldman Sachs Group, Inc.	13,694	3,145,786
JPMorgan Chase & Co.	333,126	29,261,788
Morgan Stanley	53,111	2,275,275
		73,192,202
Diversified Manufacturing Operations — 3.5%
3M Co.	7,052	1,349,259
Dover Corp.	5,747	461,772
Eaton Corp. PLC	77,367	5,736,763
General Electric Co.	531,412	15,836,078
Ingersoll-Rand PLC	94,520	7,686,366
Parker-Hannifin Corp.	1,577	252,825
Pentair PLC	6,180	387,980
Textron, Inc.	86,883	4,134,762
		35,845,805
Diversified Operations — 0.0%
Leucadia National Corp.	11,969	311,194
E-Commerce/Products — 0.1%
eBay, Inc.†	22,793	765,161
E-Commerce/Services — 0.0%
TripAdvisor, Inc.†	1,753	75,659
Electric Products-Misc. — 0.1%
AMETEK, Inc.	8,482	458,707
Emerson Electric Co.	12,875	770,697
		1,229,404
Electric-Distribution — 0.3%
PPL Corp.	83,363	3,116,943
Electric-Integrated — 3.8%
AES Corp.	24,364	272,390
Alliant Energy Corp.	4,460	176,661
Ameren Corp.	8,968	489,563
American Electric Power Co., Inc.	18,174	1,220,021
CMS Energy Corp.	10,346	462,880
Consolidated Edison, Inc.	11,275	875,616
Dominion Resources, Inc.	66,924	5,191,295
DTE Energy Co.	6,632	677,193
Duke Energy Corp.	25,858	2,120,615
Edison International	110,823	8,822,619
Entergy Corp.	6,631	503,691
Eversource Energy	11,712	688,431
Exelon Corp.	34,247	1,232,207

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
FirstEnergy Corp.	16,354	$520,384
NextEra Energy, Inc.	8,814	1,131,453
PG&E Corp.	56,095	3,722,464
Pinnacle West Capital Corp.	4,115	343,109
Public Service Enterprise Group, Inc.	18,710	829,788
SCANA Corp.	5,282	345,179
Southern Co.	36,630	1,823,441
WEC Energy Group, Inc.	5,599	339,467
Xcel Energy, Inc.	166,737	7,411,460
		39,199,927
Electronic Components-Semiconductors — 1.7%
Intel Corp.	427,863	15,433,018
Micron Technology, Inc.†	38,313	1,107,246
Qorvo, Inc.†	4,674	320,449
Xilinx, Inc.	3,220	186,406
		17,047,119
Electronic Connectors — 0.5%
TE Connectivity, Ltd.	64,096	4,778,357
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.	4,166	220,257
FLIR Systems, Inc.	1,512	54,855
		275,112
Electronic Security Devices — 0.0%
Allegion PLC	1,270	96,139
Engineering/R&D Services — 0.1%
Fluor Corp.	5,151	271,046
Jacobs Engineering Group, Inc.	4,475	247,378
		518,424
Enterprise Software/Service — 1.1%
CA, Inc.	11,586	367,508
Oracle Corp.	242,205	10,804,765
		11,172,273
Finance-Consumer Loans — 0.6%
Navient Corp.	10,756	158,758
Synchrony Financial	160,936	5,520,105
		5,678,863
Finance-Credit Card — 0.1%
Alliance Data Systems Corp.	827	205,923
American Express Co.	14,551	1,151,130
		1,357,053
Finance-Investment Banker/Broker — 0.0%
Raymond James Financial, Inc.	2,127	162,205
Finance-Other Services — 0.4%
CBOE Holdings, Inc.	1,187	96,230
CME Group, Inc.	4,645	551,826
Intercontinental Exchange, Inc.	59,640	3,570,647
Nasdaq, Inc.	2,296	159,457
		4,378,160
Food-Confectionery — 0.1%
J.M. Smucker Co.	4,303	564,037
Security Description	Shares	Value (Note 2)
Food-Meat Products — 0.1%
Hormel Foods Corp.	9,968	$345,192
Tyson Foods, Inc., Class A	10,606	654,496
		999,688
Food-Misc./Diversified — 1.7%
Campbell Soup Co.	2,788	159,585
Conagra Brands, Inc.	15,281	616,435
General Mills, Inc.	37,987	2,241,613
Kellogg Co.	4,298	312,078
Kraft Heinz Co.	50,220	4,560,478
McCormick & Co., Inc.	1,512	147,496
Mondelez International, Inc., Class A	225,425	9,711,309
		17,748,994
Food-Retail — 0.1%
Kroger Co.	34,152	1,007,143
Whole Foods Market, Inc.	11,774	349,923
		1,357,066
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	8,634	448,277
Gas-Distribution — 0.6%
CenterPoint Energy, Inc.	6,686	184,333
NiSource, Inc.	11,955	284,409
Sempra Energy	53,678	5,931,419
		6,400,161
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	3,145	260,689
Home Decoration Products — 0.0%
Newell Brands, Inc.	6,954	328,020
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,977	99,483
Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.	84,891	4,962,728
Wyndham Worldwide Corp.	1,280	107,891
		5,070,619
Human Resources — 0.0%
Robert Half International, Inc.	4,723	230,624
Independent Power Producers — 0.0%
NRG Energy, Inc.	11,679	218,397
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,458	467,833
Praxair, Inc.	4,636	549,829
		1,017,662
Instruments-Controls — 0.3%
Honeywell International, Inc.	25,155	3,141,105
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	4,058	235,607
Waters Corp.†	1,006	157,248
		392,855
Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc.	49,937	3,689,845
Willis Towers Watson PLC	4,709	616,361
		4,306,206

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health — 1.2%
Aflac, Inc.	45,537	$3,297,790
Lincoln National Corp.	8,324	544,806
Principal Financial Group, Inc.	97,101	6,128,044
Prudential Financial, Inc.	15,893	1,695,465
Torchmark Corp.	4,048	311,858
Unum Group	8,472	397,252
		12,375,215
Insurance-Multi-line — 2.4%
Allstate Corp.	42,855	3,492,254
American International Group, Inc.(1)	34,395	2,147,280
Assurant, Inc.	2,056	196,698
Chubb, Ltd.	92,383	12,587,184
Cincinnati Financial Corp.	2,438	176,194
Hartford Financial Services Group, Inc.	13,820	664,327
Loews Corp.	10,203	477,194
MetLife, Inc.	96,816	5,113,821
		24,854,952
Insurance-Property/Casualty — 0.9%
Progressive Corp.	21,467	841,077
Travelers Cos., Inc.	10,337	1,246,022
XL Group, Ltd.	166,023	6,617,677
		8,704,776
Insurance-Reinsurance — 1.1%
Berkshire Hathaway, Inc., Class B†	70,199	11,700,769
Internet Security — 0.0%
Symantec Corp.	11,665	357,882
Investment Management/Advisor Services — 2.0%
Affiliated Managers Group, Inc.	2,096	343,618
Ameriprise Financial, Inc.	21,201	2,749,346
BlackRock, Inc.	17,506	6,713,726
Franklin Resources, Inc.	12,746	537,117
Invesco, Ltd.	312,807	9,581,278
T. Rowe Price Group, Inc.	3,149	214,604
		20,139,689
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	47,685	4,423,261
Machinery-Farming — 0.1%
Deere & Co.	5,524	601,343
Machinery-General Industrial — 0.0%
Roper Technologies, Inc.	1,694	349,794
Machinery-Pumps — 0.0%
Flowserve Corp.	4,824	233,578
Medical Instruments — 1.5%
Medtronic PLC	190,450	15,342,652
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,739	249,494
Quest Diagnostics, Inc.	1,931	189,605
		439,099
Medical Products — 0.6%
Baxter International, Inc.	17,966	931,717
Cooper Cos., Inc.	506	101,144
Security Description	Shares	Value (Note 2)
Medical Products (continued)
Henry Schein, Inc.†	2,927	$497,502
Zimmer Biomet Holdings, Inc.	35,246	4,303,889
		5,834,252
Medical-Biomedical/Gene — 1.0%
Amgen, Inc.	34,438	5,650,243
Illumina, Inc.†	1,676	285,992
Vertex Pharmaceuticals, Inc.†	37,943	4,149,067
		10,085,302
Medical-Drugs — 7.2%
AbbVie, Inc.	25,970	1,692,205
Allergan PLC	49,239	11,764,182
AstraZeneca PLC ADR	149,071	4,642,071
Bristol-Myers Squibb Co.	126,215	6,863,572
Eli Lilly & Co.	20,097	1,690,359
Johnson & Johnson	78,612	9,791,125
Mallinckrodt PLC†	3,873	172,620
Merck & Co., Inc.	231,364	14,700,868
Pfizer, Inc.	459,064	15,704,579
Roche Holding AG	8,440	2,155,396
Roche Holding AG ADR	155,544	4,982,074
		74,159,051
Medical-Generic Drugs — 0.2%
Mylan NV†	17,021	663,649
Perrigo Co. PLC	5,299	351,800
Teva Pharmaceutical Industries, Ltd. ADR	25,930	832,094
		1,847,543
Medical-HMO — 0.5%
Anthem, Inc.	21,282	3,519,617
Centene Corp.†	6,358	453,071
Cigna Corp.	9,501	1,391,802
		5,364,490
Medical-Hospitals — 0.3%
Envision Healthcare Corp.†	2,561	157,041
HCA Holdings, Inc.†	33,009	2,937,471
Universal Health Services, Inc., Class B	1,816	226,001
		3,320,513
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	6,103	540,116
Cardinal Health, Inc.	11,659	950,791
McKesson Corp.	25,338	3,756,612
		5,247,519
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.†	19,168	256,084
Multimedia — 1.3%
Thomson Reuters Corp.	76,625	3,312,499
Twenty-First Century Fox, Inc., Class A	20,225	655,088
Twenty-First Century Fox, Inc., Class B	9,362	297,524
Viacom, Inc., Class B	139,053	6,482,651
Walt Disney Co.	22,045	2,499,682
		13,247,444

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Networking Products — 1.9%
Cisco Systems, Inc.	568,812	$19,225,846
Office Automation & Equipment — 0.0%
Xerox Corp.	31,562	231,665
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,554	125,252
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	4,013	267,145
Transocean, Ltd.†	14,389	179,143
		446,288
Oil Companies-Exploration & Production — 3.3%
Anadarko Petroleum Corp.	66,400	4,116,800
Apache Corp.	5,052	259,622
Cabot Oil & Gas Corp.	9,132	218,346
Chesapeake Energy Corp.†	14,922	88,637
Cimarex Energy Co.	1,547	184,851
Concho Resources, Inc.†	2,519	323,288
ConocoPhillips	45,677	2,277,912
Devon Energy Corp.	8,725	364,007
EOG Resources, Inc.	62,569	6,103,606
EQT Corp.	2,563	156,599
Hess Corp.	9,944	479,400
Marathon Oil Corp.	312,837	4,942,825
Newfield Exploration Co.†	2,426	89,544
Noble Energy, Inc.	9,336	320,598
Occidental Petroleum Corp.	112,822	7,148,402
Pioneer Natural Resources Co.	26,162	4,872,149
Range Resources Corp.	4,311	125,450
Southwestern Energy Co.†	162,397	1,326,784
		33,398,820
Oil Companies-Integrated — 6.3%
Chevron Corp.	248,638	26,696,262
Exxon Mobil Corp.	181,338	14,871,529
Imperial Oil, Ltd.	181,650	5,534,803
Royal Dutch Shell PLC, Class B	185,192	5,068,633
Royal Dutch Shell PLC, Class B ADR	47,320	2,641,876
TOTAL SA ADR	191,030	9,631,733
		64,444,836
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	13,998	561,180
Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	19,507	985,884
Phillips 66	16,305	1,291,682
Tesoro Corp.	4,324	350,503
Valero Energy Corp.	16,671	1,105,121
		3,733,190
Oil-Field Services — 2.3%
Baker Hughes, Inc.	68,871	4,119,863
Halliburton Co.	134,092	6,598,668
Schlumberger, Ltd.	162,370	12,681,097
TechnipFMC PLC†	17,246	560,495
		23,960,123
Security Description	Shares	Value (Note 2)
Paper & Related Products — 0.5%
International Paper Co.	103,329	$5,247,047
Pharmacy Services — 0.2%
Express Scripts Holding Co.†	22,388	1,475,593
Pipelines — 0.2%
Kinder Morgan, Inc.	70,961	1,542,692
ONEOK, Inc.	2,337	129,563
Williams Cos., Inc.	16,788	496,757
		2,169,012
Publishing-Newspapers — 0.0%
News Corp., Class A	14,108	183,404
News Corp., Class B	4,427	59,765
		243,169
Real Estate Investment Trusts — 1.2%
Boston Properties, Inc.	21,100	2,793,851
Crown Castle International Corp.	4,664	440,515
Equity Residential	4,478	278,621
Essex Property Trust, Inc.	1,139	263,713
Federal Realty Investment Trust	986	131,631
HCP, Inc.	17,304	541,269
Iron Mountain, Inc.	3,898	139,042
Macerich Co.	4,468	287,739
Mid-America Apartment Communities, Inc.	1,637	166,548
Park Hotels & Resorts, Inc.	132,906	3,411,697
Public Storage	1,932	422,934
Realty Income Corp.	3,808	226,690
Regency Centers Corp.	1,997	132,581
Simon Property Group, Inc.	4,019	691,389
SL Green Realty Corp.	3,718	396,413
Ventas, Inc.	5,636	366,566
Vornado Realty Trust	3,181	319,086
Weyerhaeuser Co.	27,684	940,702
		11,950,987
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	6,223	216,498
Retail-Apparel/Shoe — 0.2%
Coach, Inc.	5,186	214,337
Foot Locker, Inc.	1,908	142,737
Gap, Inc.	8,109	196,968
L Brands, Inc.	27,755	1,307,261
PVH Corp.	2,930	303,167
		2,164,470
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	21,580	3,199,451
Genuine Parts Co.	5,484	506,776
		3,706,227
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,424	102,511
CarMax, Inc.†	3,804	225,273
		327,784
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	5,556	219,240

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Building Products — 0.1%
Lowe's Cos., Inc.	11,523	$947,306
Retail-Catalog Shopping — 0.4%
Liberty Interactive Corp. QVC Group, Class A†	197,803	3,960,016
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	6,006	295,195
Retail-Discount — 1.7%
Costco Wholesale Corp.	16,224	2,720,603
Target Corp.	52,296	2,886,216
Wal-Mart Stores, Inc.	156,798	11,302,000
		16,908,819
Retail-Drug Store — 1.0%
CVS Health Corp.	91,341	7,170,268
Walgreens Boots Alliance, Inc.	31,518	2,617,570
		9,787,838
Retail-Gardening Products — 0.0%
Tractor Supply Co.	2,078	143,320
Retail-Jewelry — 0.3%
Signet Jewelers, Ltd.	46,172	3,198,335
Tiffany & Co.	1,938	184,691
		3,383,026
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	4,210	196,060
Retail-Office Supplies — 0.0%
Staples, Inc.	24,045	210,875
Retail-Regional Department Stores — 0.1%
Kohl's Corp.	6,523	259,681
Macy's, Inc.	11,240	333,153
		592,834
Retail-Restaurants — 0.2%
Chipotle Mexican Grill, Inc.†	479	213,404
McDonald's Corp.	11,503	1,490,904
		1,704,308
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	9,301	334,836
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	11,713	213,177
Semiconductor Components-Integrated Circuits — 1.0%
QUALCOMM, Inc.	181,499	10,407,153
Semiconductor Equipment — 0.8%
Applied Materials, Inc.	134,130	5,217,657
Lam Research Corp.	23,750	3,048,550
		8,266,207
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	3,294	164,272
Steel-Producers — 0.0%
Nucor Corp.	4,832	288,567
Telecom Services — 0.0%
Level 3 Communications, Inc.†	4,751	271,852
Security Description	Shares	Value (Note 2)
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	6,212	$172,880
Telephone-Integrated — 2.0%
AT&T, Inc.	226,997	9,431,725
CenturyLink, Inc.	20,202	476,161
Verizon Communications, Inc.	217,782	10,616,873
		20,524,759
Television — 0.0%
TEGNA, Inc.	7,936	203,320
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,235	283,420
Tobacco — 1.3%
British American Tobacco PLC ADR	98,460	6,529,867
Philip Morris International, Inc.	60,013	6,775,468
		13,305,335
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,007	169,850
Stanley Black & Decker, Inc.	2,933	389,708
		559,558
Toys — 0.2%
Mattel, Inc.	87,883	2,250,684
Transport-Rail — 1.2%
CSX Corp.	12,670	589,789
Kansas City Southern	3,942	338,066
Norfolk Southern Corp.	10,739	1,202,446
Union Pacific Corp.	94,896	10,051,384
		12,181,685
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	2,612	201,882
Expeditors International of Washington, Inc.	2,463	139,135
FedEx Corp.	24,713	4,822,742
Ryder System, Inc.	1,976	149,069
		5,312,828
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	16,539	1,473,294
Web Portals/ISP — 0.2%
Yahoo!, Inc.†	32,444	1,505,726
Wireless Equipment — 0.4%
Nokia OYJ ADR	810,361	4,392,157
X-Ray Equipment — 0.0%
Hologic, Inc.†	4,129	175,689
Total Common Stocks (cost $887,316,006)		1,009,550,488
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Value ETF	37,100	4,264,274
iShares S&P 500 Value ETF	61,180	6,365,167
Total Exchange-Traded Funds (cost $10,635,316)		10,629,441
Total Long-Term Investment Securities (cost $897,951,322)		1,020,179,929

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Time Deposits — 0.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 04/03/2017 (cost $815,000)	$815,000	$815,000
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 03/31/2017, to be repurchased 04/03/2017 in the amount $326,002 collateralized by $345,000 of United States Treasury Bonds, bearing interest at 2.88% due 08/15/2045 and having an approximate value of $335,264	326,000	326,000
Bank of America Securities LLC Joint Repurchase Agreement(2)	515,000	515,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	570,000	570,000
BNP Paribas SA Joint Repurchase Agreement(2)	980,000	980,000
Security Description	Principal Amount	Value (Note 2)
Deutsche Bank AG Joint Repurchase Agreement(2)	$245,000	$245,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	855,000	855,000
Total Repurchase Agreements (cost $3,491,000)		3,491,000
TOTAL INVESTMENTS (cost $902,257,322)(3)	99.9%	1,024,485,929
Other assets less liabilities	0.1	1,338,810
NET ASSETS	100.0%	$1,025,824,739

†  Non-income producing security

(1)  Security represents an investment in an affiliated company (see Note 8).

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2017	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	June 2017	$1,042,506	$1,026,100	$(16,406)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse AG	CHF	1,850,175	USD	1,871,027	06/30/2017	$14,229	$—
	GBP	1,788,965	USD	2,240,893	06/30/2017	—	(5,251)
						14,229	(5,251)
Morgan Stanley Capital Services, Inc.	CAD	6,362,927	USD	4,761,692	06/30/2017	—	(28,791)
UBS AG	EUR	8,884,454	USD	9,681,034	06/30/2017	163,597	—
Net Unrealized Appreciation (Depreciation)						$177,826	$(34,042)

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,009,550,488	$—	$—	$1,009,550,488
Exchange-Traded Funds	10,629,441	—	—	10,629,441
Short-Term Investment Securities	—	815,000	—	815,000
Repurchase Agreements	—	3,491,000	—	3,491,000
Total Investments at Value	$1,020,179,929	$4,306,000	$—	$1,024,485,929
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$177,826	$—	$177,826
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$16,406	$—	$—	$16,406
Forward Foreign Currency Contracts	—	34,042	—	34,042
Total Other Financial Instruments	$16,406	$34,042	$—	$50,448

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
Electronic Components-Semiconductors	4.9%
Enterprise Software/Service	4.2
Real Estate Investment Trusts	3.7
Commercial Services-Finance	3.5
Medical-Biomedical/Gene	2.8
Applications Software	2.7
Medical Instruments	2.4
E-Commerce/Services	2.2
Oil Companies-Exploration & Production	2.2
Retail-Apparel/Shoe	2.0
Hotels/Motels	2.0
Medical-Drugs	2.0
Retail-Restaurants	1.9
Distribution/Wholesale	1.6
Machinery-General Industrial	1.6
Commercial Services	1.5
Data Processing/Management	1.5
Medical Products	1.4
Retail-Auto Parts	1.3
Food-Misc./Diversified	1.3
Finance-Investment Banker/Broker	1.3
Computer Aided Design	1.2
Banks-Commercial	1.2
Beverages-Non-alcoholic	1.2
X-Ray Equipment	1.1
Dental Supplies & Equipment	1.0
Transport-Truck	1.0
Chemicals-Specialty	0.9
Retail-Perfume & Cosmetics	0.9
Repurchase Agreements	0.9
Retail-Discount	0.9
Industrial Automated/Robotic	0.9
Electronic Measurement Instruments	0.9
Networking Products	0.8
Apparel Manufacturers	0.8
Exchange-Traded Funds	0.7
Consulting Services	0.7
Banks-Super Regional	0.7
Auto/Truck Parts & Equipment-Original	0.7
Building Products-Cement	0.7
Aerospace/Defense	0.7
Internet Content-Entertainment	0.7
Entertainment Software	0.7
Auto-Cars/Light Trucks	0.6
Airlines	0.6
Coatings/Paint	0.6
Internet Security	0.6
Semiconductor Components-Integrated Circuits	0.6
Drug Delivery Systems	0.6
Advertising Agencies	0.6
Computer Software	0.6
Building-Residential/Commercial	0.5
Patient Monitoring Equipment	0.5
Investment Management/Advisor Services	0.5
Rental Auto/Equipment	0.5
Containers-Metal/Glass	0.5
Electronic Connectors	0.5
Web Hosting/Design	0.5
Real Estate Management/Services	0.5
Retail-Automobile	0.5
Hazardous Waste Disposal	0.5%
Instruments-Controls	0.5
Finance-Other Services	0.5
Medical-HMO	0.5
Computer Services	0.5
Semiconductor Equipment	0.5
Disposable Medical Products	0.4
Machinery-Pumps	0.4
Food-Confectionery	0.4
Oil-Field Services	0.4
Home Decoration Products	0.4
Diversified Manufacturing Operations	0.4
Medical Information Systems	0.4
Containers-Paper/Plastic	0.4
Medical-Hospitals	0.4
Paper & Related Products	0.4
Banks-Fiduciary	0.4
Diagnostic Kits	0.4
Aerospace/Defense-Equipment	0.4
Transport-Services	0.4
Finance-Credit Card	0.3
Medical-Wholesale Drug Distribution	0.3
Beverages-Wine/Spirits	0.3
Auction Houses/Art Dealers	0.3
Finance-Consumer Loans	0.3
Casino Hotels	0.3
Soap & Cleaning Preparation	0.3
Food-Meat Products	0.3
Toys	0.3
Multimedia	0.3
Retail-Gardening Products	0.3
Retail-Jewelry	0.3
Medical Labs & Testing Services	0.3
Consumer Products-Misc.	0.3
Electronic Security Devices	0.3
Brewery	0.3
Textile-Home Furnishings	0.3
Finance-Mortgage Loan/Banker	0.3
Building & Construction Products-Misc.	0.2
E-Commerce/Products	0.2
Tools-Hand Held	0.2
Funeral Services & Related Items	0.2
Human Resources	0.2
Garden Products	0.2
Decision Support Software	0.2
Chemicals-Diversified	0.2
Insurance Brokers	0.2
Therapeutics	0.2
Power Converter/Supply Equipment	0.2
Broadcast Services/Program	0.2
Motorcycle/Motor Scooter	0.2
Gas-Distribution	0.2
Non-Hazardous Waste Disposal	0.2
Pipelines	0.2
Internet Infrastructure Software	0.2
Building-Maintenance & Services	0.2
Insurance-Property/Casualty	0.2
Lighting Products & Systems	0.2
Recreational Vehicles	0.2
Home Furnishings	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited) (continued)

Industry Allocation* (continued)
Food-Retail	0.2%
Building Products-Air & Heating	0.2
Cruise Lines	0.2
Transport-Rail	0.2
Retail-Mail Order	0.2
Instruments-Scientific	0.2
Retail-Sporting Goods	0.1
Filtration/Separation Products	0.1
Dialysis Centers	0.1
Retail-Misc./Diversified	0.1
Computer Data Security	0.1
Retail-Arts & Crafts	0.1
Transactional Software	0.1
Resorts/Theme Parks	0.1
Food-Catering	0.1
Electric Products-Misc.	0.1
Food-Baking	0.1
Vitamins & Nutrition Products	0.1
Respiratory Products	0.1
Retail-Convenience Store	0.1
Food-Dairy Products	0.1
Steel Pipe & Tube	0.1
E-Services/Consulting	0.1
Radio	0.1
Industrial Gases	0.1
Auto-Heavy Duty Trucks	0.1
Appliances	0.1
Physicians Practice Management	0.1
Wireless Equipment	0.1
Footwear & Related Apparel	0.1
Shipbuilding	0.1
Computers-Integrated Systems	0.1
Oil Refining & Marketing	0.1
Building Products-Wood	0.1
Veterinary Diagnostics	0.1
Retail-Catalog Shopping	0.1
Office Supplies & Forms	0.1
Telecommunication Equipment	0.1
Agricultural Chemicals	0.1
Retail-Major Department Stores	0.1
Silver Mining	0.1
Transport-Marine	0.1
Web Portals/ISP	0.1
Telephone-Integrated	0.1
Theaters	0.1
Metal-Copper	0.1
Advanced Materials	0.1
Building-Mobile Home/Manufactured Housing	0.1
Machinery-Electrical	0.1
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.3%
Advanced Materials — 0.1%
Hexcel Corp.	2,110	$115,101
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	18,346	450,761
Omnicom Group, Inc.	8,063	695,111
		1,145,872
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	413	2,499
Aerospace/Defense — 0.7%
Rockwell Collins, Inc.	7,566	735,113
Spirit AeroSystems Holdings, Inc., Class A	1,420	82,246
TransDigm Group, Inc.	2,591	570,435
		1,387,794
Aerospace/Defense-Equipment — 0.4%
B/E Aerospace, Inc.	2,324	148,992
Harris Corp.	4,592	510,952
HEICO Corp.	442	38,542
HEICO Corp., Class A	869	65,175
		763,661
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	4,800	140,880
Airlines — 0.6%
Alaska Air Group, Inc.	5,144	474,380
Allegiant Travel Co.	600	96,150
Copa Holdings SA, Class A	1,300	145,925
JetBlue Airways Corp.†	550	11,335
Southwest Airlines Co.	2,800	150,528
Spirit Airlines, Inc.†	1,600	84,912
United Continental Holdings, Inc.†	4,200	296,688
		1,259,918
Apparel Manufacturers — 0.8%
Carter's, Inc.	3,539	317,802
Hanesbrands, Inc.	18,989	394,212
Michael Kors Holdings, Ltd.†	3,637	138,606
Ralph Lauren Corp.	89	7,264
Under Armour, Inc., Class A†	4,169	82,463
Under Armour, Inc., Class C†	41,673	762,616
		1,702,963
Appliances — 0.1%
Whirlpool Corp.	1,166	199,771
Applications Software — 2.5%
Citrix Systems, Inc.†	3,529	294,283
Dropbox, Inc., Class A†(2)(3)(4)	3,515	29,713
Dropbox, Inc., Class B†(2)(3)(4)	844	7,135
Intuit, Inc.	3,700	429,163
Nuance Communications, Inc.†	3,850	66,643
PTC, Inc.†	1,152	60,538
Red Hat, Inc.†	9,896	856,004
ServiceNow, Inc.†	33,899	2,965,146
Tableau Software, Inc., Class A†	5,602	277,579
Twilio, Inc., Class A†	348	10,047
		4,996,251
Security Description	Shares	Value (Note 2)
Athletic Equipment — 0.0%
Vista Outdoor, Inc.†	242	$4,983
Auction Houses/Art Dealers — 0.3%
KAR Auction Services, Inc.	9,536	416,437
Ritchie Bros. Auctioneers, Inc.	4,200	138,180
Sotheby's†	2,400	109,152
		663,769
Auto-Cars/Light Trucks — 0.6%
Ferrari NV	2,340	174,002
Tesla, Inc.†	3,950	1,099,285
		1,273,287
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,987	200,726
Auto/Truck Parts & Equipment-Original — 0.7%
Adient PLC	449	32,629
BorgWarner, Inc.	4,598	192,150
Delphi Automotive PLC	8,912	717,327
Lear Corp.	1,392	197,079
Visteon Corp.†	778	76,205
WABCO Holdings, Inc.†	2,404	282,278
		1,497,668
Banks-Commercial — 1.2%
BankUnited, Inc.	4,600	171,626
First Hawaiian, Inc.	62	1,855
First Republic Bank	6,167	578,526
Signature Bank†	6,068	900,431
SVB Financial Group†	2,771	515,655
Webster Financial Corp.	4,200	210,168
Western Alliance Bancorp†	1,201	58,957
		2,437,218
Banks-Fiduciary — 0.4%
Citizens Financial Group, Inc.	11,548	398,983
Northern Trust Corp.	1,700	147,186
State Street Corp.	3,000	238,830
		784,999
Banks-Super Regional — 0.7%
Capital One Financial Corp.	8,131	704,632
Fifth Third Bancorp	5,200	132,080
Huntington Bancshares, Inc.	49,704	665,537
		1,502,249
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	437	24,363
Beverages-Non-alcoholic — 1.2%
Dr Pepper Snapple Group, Inc.	8,023	785,612
Monster Beverage Corp.†	33,824	1,561,654
		2,347,266
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class A	1,164	54,789
Brown-Forman Corp., Class B	10,600	489,508
Constellation Brands, Inc., Class A	750	121,553
		665,850
Brewery — 0.3%
Molson Coors Brewing Co., Class B	5,583	534,349

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	3,169	$92,186
Discovery Communications, Inc., Class C†	4,666	132,094
Scripps Networks Interactive, Inc., Class A	1,875	146,944
		371,224
Building & Construction Products-Misc. — 0.2%
Fortune Brands Home & Security, Inc.	8,310	505,663
Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	4,460	187,855
Lennox International, Inc.	837	140,030
		327,885
Building Products-Cement — 0.7%
Eagle Materials, Inc.	2,364	229,639
Martin Marietta Materials, Inc.	1,310	285,908
Vulcan Materials Co.	7,707	928,539
		1,444,086
Building Products-Light Fixtures — 0.0%
Cree, Inc.†	825	22,052
Building Products-Wood — 0.1%
Masco Corp.	4,907	166,789
Building-Maintenance & Services — 0.2%
Rollins, Inc.	9,283	344,678
Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	1,095	105,262
Building-Residential/Commercial — 0.5%
CalAtlantic Group, Inc.	208	7,790
D.R. Horton, Inc.	4,219	140,535
Lennar Corp., Class A	2,149	110,007
Lennar Corp., Class B	116	4,849
NVR, Inc.†	202	425,590
PulteGroup, Inc.	8,030	189,106
Toll Brothers, Inc.†	6,054	218,610
		1,096,487
Cable/Satellite TV — 0.0%
Cable One, Inc.	107	66,818
Casino Hotels — 0.3%
MGM Resorts International	11,172	306,113
Wynn Resorts, Ltd.	2,862	328,014
		634,127
Chemicals-Diversified — 0.2%
Celanese Corp., Series A	2,605	234,059
FMC Corp.	2,453	170,705
		404,764
Chemicals-Plastics — 0.0%
PolyOne Corp.	2,200	74,998
Chemicals-Specialty — 0.9%
Ashland Global Holdings, Inc.	2,300	284,763
International Flavors & Fragrances, Inc.	1,816	240,675
NewMarket Corp.	456	206,673
Security Description	Shares	Value (Note 2)
Chemicals-Specialty (continued)
Platform Specialty Products Corp.†	75,522	$983,296
Valvoline, Inc.	5,783	141,973
W.R. Grace & Co.	888	61,902
		1,919,282
Coatings/Paint — 0.6%
Axalta Coating Systems, Ltd.†	3,748	120,685
RPM International, Inc.	9,668	532,030
Sherwin-Williams Co.	1,300	403,247
Valspar Corp.	1,786	198,139
		1,254,101
Commercial Services — 1.5%
Cintas Corp.	2,023	255,990
CoreLogic, Inc.†	7,484	304,749
CoStar Group, Inc.†	8,588	1,779,605
Live Nation Entertainment, Inc.†	1,705	51,781
Nielsen Holdings PLC	13,324	550,414
Quanta Services, Inc.†	891	33,065
ServiceMaster Global Holdings, Inc.†	3,086	128,841
		3,104,445
Commercial Services-Finance — 3.5%
Equifax, Inc.	6,199	847,651
Euronet Worldwide, Inc.†	1,135	97,065
FleetCor Technologies, Inc.†	3,434	520,011
Global Payments, Inc.	16,834	1,358,167
IHS Markit, Ltd.†	7,891	331,027
MarketAxess Holdings, Inc.	834	156,367
Moody's Corp.	6,732	754,253
Morningstar, Inc.	407	31,990
Sabre Corp.	18,639	394,960
Square, Inc., Class A†	1,178	20,356
Total System Services, Inc.	3,784	202,293
TransUnion†	35,244	1,351,607
Vantiv, Inc., Class A†	10,529	675,120
Western Union Co.	11,214	228,205
WEX, Inc.†	2,278	235,773
		7,204,845
Computer Aided Design — 1.2%
ANSYS, Inc.†	1,618	172,916
Autodesk, Inc.†	22,259	1,924,736
Cadence Design Systems, Inc.†	6,812	213,897
Synopsys, Inc.†	2,627	189,485
		2,501,034
Computer Data Security — 0.1%
Fortinet, Inc.†	7,098	272,208
Computer Services — 0.5%
CSRA, Inc.	11,223	328,722
DST Systems, Inc.	748	91,630
EPAM Systems, Inc.†	1,800	135,936
Genpact, Ltd.	8,425	208,603
Leidos Holdings, Inc.	1,506	77,017
Teradata Corp.†	2,951	91,835
		933,743

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Software — 0.5%
Akamai Technologies, Inc.†	3,487	$208,174
CommerceHub, Inc., Series A†	56	867
CommerceHub, Inc., Series C†	112	1,739
Splunk, Inc.†	6,283	391,368
SS&C Technologies Holdings, Inc.	10,824	383,170
		985,318
Computers — 0.0%
Nutanix, Inc., Class A†	266	4,993
Computers-Integrated Systems — 0.1%
NCR Corp.†	2,812	128,452
VeriFone Systems, Inc.†	2,491	46,657
		175,109
Consulting Services — 0.7%
Booz Allen Hamilton Holding Corp.	7,433	263,054
Gartner, Inc.†	4,520	488,115
Verisk Analytics, Inc.†	9,493	770,262
		1,521,431
Consumer Products-Misc. — 0.3%
Clorox Co.	3,515	473,927
Spectrum Brands Holdings, Inc.	559	77,707
		551,634
Containers-Metal/Glass — 0.5%
Ball Corp.	10,457	776,537
Crown Holdings, Inc.†	3,064	162,239
Owens-Illinois, Inc.†	3,670	74,795
Silgan Holdings, Inc.	837	49,684
		1,063,255
Containers-Paper/Plastic — 0.4%
Bemis Co., Inc.	311	15,196
Berry Plastics Group, Inc.†	2,859	138,862
Graphic Packaging Holding Co.	5,105	65,701
Packaging Corp. of America	2,128	194,967
Sealed Air Corp.	10,169	443,165
		857,891
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A	573	10,388
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	3,136	159,089
Royal Caribbean Cruises, Ltd.	1,600	156,976
		316,065
Data Processing/Management — 1.5%
Broadridge Financial Solutions, Inc.	2,682	182,242
DocuSign, Inc. CVR†(2)(3)(4)	2,581	0
Dun & Bradstreet Corp.	334	36,052
Fidelity National Information Services, Inc.	9,612	765,307
First Data Corp., Class A†	7,125	110,438
Fiserv, Inc.†	10,943	1,261,837
Jack Henry & Associates, Inc.	1,792	166,835
Paychex, Inc.	9,861	580,813
		3,103,524
Security Description	Shares	Value (Note 2)
Decision Support Software — 0.2%
MSCI, Inc.	4,257	$413,738
Dental Supplies & Equipment — 1.0%
Align Technology, Inc.†	14,244	1,633,929
DENTSPLY SIRONA, Inc.	4,672	291,720
Patterson Cos., Inc.	1,909	86,344
		2,011,993
Diagnostic Equipment — 0.0%
VWR Corp.†	102	2,876
Diagnostic Kits — 0.4%
Alere, Inc.†	363	14,422
IDEXX Laboratories, Inc.†	4,622	714,607
OPKO Health, Inc.†	6,702	53,616
		782,645
Dialysis Centers — 0.1%
DaVita, Inc.†	4,100	278,677
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	3,074	764,012
STERIS PLC	1,800	125,028
		889,040
Distribution/Wholesale — 1.6%
Fastenal Co.	43,298	2,229,847
HD Supply Holdings, Inc.†	4,580	188,353
LKQ Corp.†	6,953	203,514
Pool Corp.	918	109,545
Watsco, Inc.	591	84,619
WW Grainger, Inc.	1,658	385,916
		3,201,794
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	3,319	169,800
Carlisle Cos., Inc.	425	45,224
Colfax Corp.†	3,300	129,558
Ingersoll-Rand PLC	2,945	239,487
Textron, Inc.	5,911	281,305
		865,374
Drug Delivery Systems — 0.6%
Catalent, Inc.†	4,800	135,936
DexCom, Inc.†	12,235	1,036,672
		1,172,608
E-Commerce/Products — 0.1%
The Honest Co., Inc.†(2)(3)(4)	1,850	64,805
Vipshop Holdings, Ltd. ADR†	6,500	86,710
Wayfair, Inc., Class A†	2,530	102,440
		253,955
E-Commerce/Services — 1.4%
Ctrip.com International, Ltd. ADR†	4,200	206,430
Expedia, Inc.	2,717	342,804
Groupon, Inc.†	8,338	32,768
IAC/InterActiveCorp†	1,256	92,592
Liberty Expedia Holdings, Inc., Class A†	225	10,233
Liberty Ventures, Series A†	337	14,990
Match Group, Inc.†	10,859	177,328

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Services (continued)
MercadoLibre, Inc.	900	$190,323
Trade Desk, Inc., Class A†	500	18,625
TripAdvisor, Inc.†	4,194	181,013
Zillow Group, Inc., Class A†	3,906	132,062
Zillow Group, Inc., Class C†	43,670	1,470,369
		2,869,537
E-Services/Consulting — 0.1%
CDW Corp.	3,704	213,758
Electric Products-Misc. — 0.1%
AMETEK, Inc.	4,466	241,521
Electronic Components-Misc. — 0.0%
Gentex Corp.	4,160	88,733
Electronic Components-Semiconductors — 4.9%
Advanced Micro Devices, Inc.†	66,973	974,457
Cavium, Inc.†	10,471	750,352
IPG Photonics Corp.†	2,075	250,452
Microchip Technology, Inc.	28,884	2,131,061
Micron Technology, Inc.†	40,273	1,163,890
Microsemi Corp.†	4,500	231,885
NVIDIA Corp.	30,166	3,285,982
ON Semiconductor Corp.†	938	14,530
Qorvo, Inc.†	305	20,911
Skyworks Solutions, Inc.	7,565	741,219
Xilinx, Inc.	5,935	343,577
		9,908,316
Electronic Connectors — 0.5%
Amphenol Corp., Class A	14,938	1,063,137
Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	6,941	366,971
Fitbit, Inc., Class A†	2,342	13,865
Fortive Corp.	2,900	174,638
Keysight Technologies, Inc.†	3,000	108,420
National Instruments Corp.	1,855	60,399
Trimble, Inc.†	32,148	1,029,057
		1,753,350
Electronic Security Devices — 0.3%
Allegion PLC	7,085	536,334
Enterprise Software/Service — 4.2%
Atlassian Corp. PLC, Class A†	12,756	382,042
CDK Global, Inc.	3,537	229,940
Donnelley Financial Solutions, Inc.†	402	7,755
Guidewire Software, Inc.†	33,531	1,888,801
Inovalon Holdings, Inc., Class A†	1,342	16,909
Manhattan Associates, Inc.†	1,631	84,894
Tyler Technologies, Inc.†	1,753	270,944
Ultimate Software Group, Inc.†	8,353	1,630,589
Veeva Systems, Inc., Class A†	24,777	1,270,565
Workday, Inc., Class A†	33,691	2,805,786
		8,588,225
Entertainment Software — 0.6%
Electronic Arts, Inc.†	12,825	1,148,094
Security Description	Shares	Value (Note 2)
Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	6,366	$289,780
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	187	37,290
Finance-Consumer Loans — 0.3%
Synchrony Financial	19,300	661,990
Finance-Credit Card — 0.3%
Alliance Data Systems Corp.	2,770	689,730
Finance-Investment Banker/Broker — 1.3%
E*TRADE Financial Corp.†	5,600	195,384
Interactive Brokers Group, Inc., Class A	164	5,694
Lazard, Ltd., Class A	6,797	312,594
LPL Financial Holdings, Inc.	281	11,192
TD Ameritrade Holding Corp.	52,246	2,030,280
		2,555,144
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,087	42,121
Finance-Mortgage Loan/Banker — 0.3%
Ellie Mae, Inc.†	1,200	120,324
FNF Group	10,000	389,400
		509,724
Finance-Other Services — 0.5%
CBOE Holdings, Inc.	8,643	700,688
Intercontinental Exchange, Inc.	1,605	96,091
SEI Investments Co.	2,907	146,629
		943,408
Food-Baking — 0.1%
Flowers Foods, Inc.	12,357	239,849
Food-Canned — 0.0%
TreeHouse Foods, Inc.†	392	33,187
Food-Catering — 0.1%
Aramark	7,077	260,929
Food-Confectionery — 0.4%
Hershey Co.	6,795	742,354
J.M. Smucker Co.	1,000	131,080
		873,434
Food-Dairy Products — 0.1%
WhiteWave Foods Co.†	3,958	222,242
Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	844	73,867
Food-Meat Products — 0.3%
Hormel Foods Corp.	5,391	186,690
Tyson Foods, Inc., Class A	6,909	426,355
		613,045
Food-Misc./Diversified — 1.3%
Blue Buffalo Pet Products, Inc.†	7,858	180,734
Campbell Soup Co.	4,248	243,156
Conagra Brands, Inc.	13,554	546,768
Hain Celestial Group, Inc.†	5,329	198,239
Ingredion, Inc.	1,154	138,976
Kellogg Co.	5,227	379,533
Lamb Weston Holdings, Inc.	2,624	110,365

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Misc./Diversified (continued)
McCormick & Co., Inc.	5,902	$575,740
Pinnacle Foods, Inc.	2,700	156,249
Snyder's-Lance, Inc.	3,200	128,992
		2,658,752
Food-Retail — 0.2%
Sprouts Farmers Market, Inc.†	8,182	189,168
Whole Foods Market, Inc.	4,820	143,250
		332,418
Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	1,017	28,456
Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	2,967	81,444
Wolverine World Wide, Inc.	4,100	102,377
		183,821
Funeral Services & Related Items — 0.2%
Service Corp. International	15,072	465,423
Garden Products — 0.2%
Scotts Miracle-Gro Co., Class A	947	88,440
Toro Co.	5,632	351,775
		440,215
Gas-Distribution — 0.2%
Atmos Energy Corp.	2,700	213,273
NiSource, Inc.	6,600	157,014
		370,287
Gold Mining — 0.0%
Royal Gold, Inc.	95	6,655
Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	12,755	709,433
Stericycle, Inc.†	3,174	263,093
		972,526
Home Decoration Products — 0.4%
Newell Brands, Inc.	18,403	868,070
Home Furnishings — 0.2%
Leggett & Platt, Inc.	3,018	151,866
Tempur Sealy International, Inc.†	3,911	181,705
		333,571
Hotels/Motels — 2.0%
Choice Hotels International, Inc.	3,215	201,259
Extended Stay America, Inc.	9,530	151,908
Hilton Grand Vacations, Inc.†	1,810	51,875
Hilton Worldwide Holdings, Inc.	25,647	1,499,324
Hyatt Hotels Corp., Class A†	30	1,619
Marriott International, Inc., Class A	21,482	2,023,175
Wyndham Worldwide Corp.	2,508	211,399
		4,140,559
Housewares — 0.0%
Tupperware Brands Corp.	1,143	71,689
Human Resources — 0.2%
ManpowerGroup, Inc.	1,600	164,112
Robert Half International, Inc.	6,001	293,029
		457,141
Security Description	Shares	Value (Note 2)
Industrial Automated/Robotic — 0.9%
Cognex Corp.	3,849	$323,124
Nordson Corp.	2,498	306,854
Rockwell Automation, Inc.	7,331	1,141,510
		1,771,488
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,500	202,935
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	1,402	671,432
Sensata Technologies Holding NV†	6,700	292,589
		964,021
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	518	30,075
Waters Corp.†	1,749	273,386
		303,461
Insurance Brokers — 0.2%
Arthur J. Gallagher & Co.	2,742	155,032
Brown & Brown, Inc.	158	6,592
Willis Towers Watson PLC	1,800	235,602
		397,226
Insurance-Life/Health — 0.0%
Lincoln National Corp.	1,235	80,831
Insurance-Property/Casualty — 0.2%
AmTrust Financial Services, Inc.	142	2,621
Erie Indemnity Co., Class A	407	49,939
Progressive Corp.	5,372	210,475
XL Group, Ltd.	1,971	78,564
		341,599
Internet Application Software — 0.0%
Zendesk, Inc.†	1,800	50,472
Internet Content-Entertainment — 0.7%
Netflix, Inc.†	7,012	1,036,444
Pandora Media, Inc.†	4,308	50,877
Snap, Inc., Class A†	3,000	67,590
Twitter, Inc.†	12,754	190,672
		1,345,583
Internet Content-Information/News — 0.0%
Yelp, Inc.†	1,197	39,202
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	2,419	344,877
Internet Security — 0.6%
FireEye, Inc.†	803	10,126
Palo Alto Networks, Inc.†	3,779	425,818
Proofpoint, Inc.†	1,400	104,104
Symantec Corp.	1,985	60,900
VeriSign, Inc.†	7,261	632,505
		1,233,453
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.	1,068	175,088
Ameriprise Financial, Inc.	1,087	140,962
Artisan Partners Asset Management, Inc., Class A	847	23,377
Eaton Vance Corp.	2,498	112,310

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
Federated Investors, Inc., Class B	2,127	$56,025
Financial Engines, Inc.	2,400	104,520
Invesco, Ltd.	4,342	132,996
T. Rowe Price Group, Inc.	4,227	288,070
WisdomTree Investments, Inc.	4,500	40,860
		1,074,208
Lighting Products & Systems — 0.2%
Acuity Brands, Inc.	1,651	336,804
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	877	76,176
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	2,123	101,055
Machinery-General Industrial — 1.6%
IDEX Corp.	3,760	351,598
Middleby Corp.†	13,225	1,804,551
Roper Technologies, Inc.	2,662	549,676
Wabtec Corp.	4,560	355,680
Welbilt, Inc.†	1,262	24,773
Zebra Technologies Corp., Class A†	964	87,965
		3,174,243
Machinery-Pumps — 0.4%
Flowserve Corp.	4,999	242,052
Graco, Inc.	4,257	400,754
Xylem, Inc.	4,623	232,167
		874,973
Medical Information Systems — 0.4%
athenahealth, Inc.†	1,387	156,301
Cerner Corp.†	10,294	605,802
Medidata Solutions, Inc.†	1,700	98,073
		860,176
Medical Instruments — 2.4%
Bio-Techne Corp.	836	84,979
Bruker Corp.	7,081	165,200
Edwards Lifesciences Corp.†	23,257	2,187,786
Intuitive Surgical, Inc.†	2,668	2,044,942
Teleflex, Inc.	1,582	306,481
		4,789,388
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	1,045	149,926
Quintiles IMS Holdings, Inc.†	5,152	414,891
		564,817
Medical Products — 1.4%
ABIOMED, Inc.†	6,402	801,530
Cooper Cos., Inc.	2,940	587,677
Henry Schein, Inc.†	3,766	640,107
Hill-Rom Holdings, Inc.	1,394	98,416
Varian Medical Systems, Inc.†	2,171	197,843
West Pharmaceutical Services, Inc.	3,434	280,249
Zimmer Biomet Holdings, Inc.	2,234	272,794
		2,878,616
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene — 2.8%
Alexion Pharmaceuticals, Inc.†	1,000	$121,240
Alnylam Pharmaceuticals, Inc.†	3,278	167,997
AquaBounty Technologies, Inc.†	19	210
BioMarin Pharmaceutical, Inc.†	7,668	673,097
Bluebird Bio, Inc.†	900	81,810
Charles River Laboratories International, Inc.†	1,063	95,617
Illumina, Inc.†	5,629	960,533
Incyte Corp.†	11,188	1,495,500
Intercept Pharmaceuticals, Inc.†	773	87,426
Intrexon Corp.†	1,259	24,953
Ionis Pharmaceuticals, Inc.†	16,903	679,501
Juno Therapeutics, Inc.†	1,289	28,603
Seattle Genetics, Inc.†	4,689	294,751
Ultragenyx Pharmaceutical, Inc.†	1,000	67,780
United Therapeutics Corp.†	1,278	173,016
Vertex Pharmaceuticals, Inc.†	6,010	657,193
		5,609,227
Medical-Drugs — 2.0%
ACADIA Pharmaceuticals, Inc.†	6,269	215,528
Akorn, Inc.†	4,910	118,233
Alkermes PLC†	7,121	416,579
Eisai Co., Ltd.	9,500	491,853
Endo International PLC†	3,300	36,828
Horizon Pharma PLC†	3,200	47,296
Ironwood Pharmaceuticals, Inc.†	8,900	151,834
Jazz Pharmaceuticals PLC†	1,000	145,130
Mallinckrodt PLC†	1,400	62,398
Ono Pharmaceutical Co., Ltd.	25,400	525,773
Pacira Pharmaceuticals, Inc.†	1,400	63,840
Patheon NV†	412	10,852
TESARO, Inc.†	4,658	716,726
Zoetis, Inc.	19,981	1,066,386
		4,069,256
Medical-HMO — 0.5%
Centene Corp.†	6,598	470,173
Humana, Inc.	700	144,298
WellCare Health Plans, Inc.†	2,328	326,409
		940,880
Medical-Hospitals — 0.4%
Acadia Healthcare Co., Inc.†	7,116	310,258
Envision Healthcare Corp.†	4,073	249,756
Tenet Healthcare Corp.†	1,825	32,321
Universal Health Services, Inc., Class B	1,981	246,535
		838,870
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	7,524	665,874
Premier, Inc., Class A†	317	10,090
		675,964
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	6,575	87,842
Southern Copper Corp.	844	30,291
		118,133

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	357	$27,485
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A	687	18,247
Lions Gate Entertainment Corp., Class B†	1,988	48,467
		66,714
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	6,125	370,563
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	359	19,939
Multimedia — 0.3%
FactSet Research Systems, Inc.	1,561	257,424
Viacom, Inc., Class A	200	9,750
Viacom, Inc., Class B	6,919	322,564
		589,738
Networking Products — 0.8%
Arista Networks, Inc.†	12,926	1,709,722
Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp.	2,653	41,652
Waste Connections, Inc.	3,600	317,592
		359,244
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	4,297	56,334
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,914	154,268
Oil Companies-Exploration & Production — 2.2%
Cabot Oil & Gas Corp.	10,110	241,730
Centennial Resource Development LLC†(1)(3)(4)	9,850	170,338
Centennial Resource Development, Inc., Class A†	4,000	72,920
Chesapeake Energy Corp.†	1,163	6,908
Cimarex Energy Co.	5,515	658,988
Concho Resources, Inc.†	1,000	128,340
Continental Resources, Inc.†	878	39,879
Devon Energy Corp.	1,060	44,223
Diamondback Energy, Inc.†	7,122	738,658
EQT Corp.	2,200	134,420
Extraction Oil & Gas, Inc.†	73	1,354
Jagged Peak Energy, Inc.†	6,800	88,672
Newfield Exploration Co.†	15,208	561,327
Parsley Energy, Inc., Class A†	2,068	67,231
Pioneer Natural Resources Co.	4,222	786,263
Range Resources Corp.	2,300	66,930
Southwestern Energy Co.†	11,095	90,646
WPX Energy, Inc.†	40,171	537,890
		4,436,717
Oil Refining & Marketing — 0.1%
Murphy USA, Inc.†	513	37,664
Tesoro Corp.	1,600	129,696
		167,360
Security Description	Shares	Value (Note 2)
Oil-Field Services — 0.4%
Baker Hughes, Inc.	12,880	$770,482
Oceaneering International, Inc.	3,800	102,904
		873,386
Paper & Related Products — 0.4%
International Paper Co.	16,470	836,347
Patient Monitoring Equipment — 0.5%
Insulet Corp.†	25,156	1,083,972
Physicians Practice Management — 0.1%
MEDNAX, Inc.†	2,867	198,912
Pipelines — 0.2%
ONEOK, Inc.	4,761	263,950
Williams Cos., Inc.	2,829	83,710
		347,660
Poultry — 0.0%
Pilgrim's Pride Corp.	194	4,366
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	3,600	134,208
Hubbell, Inc.	2,003	240,460
		374,668
Printing-Commercial — 0.0%
LSC Communications, Inc.	402	10,114
RR Donnelley & Sons Co.	1,072	12,982
		23,096
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	44	8,787
Quarrying — 0.0%
Compass Minerals International, Inc.	1,300	88,205
Radio — 0.1%
Sirius XM Holdings, Inc.	40,564	208,905
Real Estate Investment Trusts — 3.7%
Alexandria Real Estate Equities, Inc.	168	18,567
American Campus Communities, Inc.	2,900	138,011
Boston Properties, Inc.	593	78,519
Care Capital Properties, Inc.	187	5,025
Colony NorthStar, Inc., Class A	4,199	54,209
Crown Castle International Corp.	4,500	425,025
CubeSmart	7,447	193,324
CyrusOne, Inc.	1,413	72,727
Digital Realty Trust, Inc.	2,524	268,528
Empire State Realty Trust, Inc., Class A	1,693	34,944
Equinix, Inc.	6,759	2,706,101
Equity LifeStyle Properties, Inc.	1,739	134,007
Essex Property Trust, Inc.	620	143,549
Extra Space Storage, Inc.	2,722	202,490
Federal Realty Investment Trust	2,709	361,651
Gaming and Leisure Properties, Inc.	4,224	141,166
Healthcare Trust of America, Inc., Class A	2,263	71,194
Iron Mountain, Inc.	9,930	354,203
Lamar Advertising Co., Class A	1,867	139,540
Life Storage, Inc.	681	55,924
MGM Growth Properties LLC, Class A	6,300	170,415

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc.	1,555	$51,299
Outfront Media, Inc.	506	13,434
Park Hotels & Resorts, Inc.	2,329	59,785
Regency Centers Corp.	381	25,295
SBA Communications Corp.†	7,507	903,618
Senior Housing Properties Trust	626	12,677
SL Green Realty Corp.	1,700	181,254
Tanger Factory Outlet Centers, Inc.	1,918	62,853
Taubman Centers, Inc.	2,662	175,745
Ventas, Inc.	2,420	157,397
VEREIT, Inc.	19,101	162,167
		7,574,643
Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	6,833	237,720
Jones Lang LaSalle, Inc.	2,200	245,190
WeWork Cos., Inc., Class A†(2)(3)(4)	2,244	116,262
		599,172
Recreational Vehicles — 0.2%
Brunswick Corp.	1,676	102,571
Polaris Industries, Inc.	2,770	232,126
		334,697
Rental Auto/Equipment — 0.5%
AerCap Holdings NV†	14,976	688,447
AMERCO	87	33,163
Avis Budget Group, Inc.†	4,258	125,952
Herc Holdings, Inc.†	108	5,280
Hertz Global Holdings, Inc.†	325	5,700
United Rentals, Inc.†	1,717	214,711
		1,073,253
Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp.	1,628	96,850
Vail Resorts, Inc.	875	167,912
		264,762
Respiratory Products — 0.1%
ResMed, Inc.	3,171	228,217
Retail-Apparel/Shoe — 2.0%
Burlington Stores, Inc.†	5,615	546,283
Coach, Inc.	8,101	334,814
Foot Locker, Inc.	2,765	206,850
Gap, Inc.	324	7,870
Kate Spade & Co.†	44,948	1,044,142
L Brands, Inc.	6,200	292,020
lululemon athletica, Inc.†	4,008	207,895
PVH Corp.	2,400	248,328
Ross Stores, Inc.	18,749	1,234,997
Urban Outfitters, Inc.†	1,583	37,612
		4,160,811
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	12,028	269,307
Retail-Auto Parts — 1.3%
Advance Auto Parts, Inc.	1,603	237,661
AutoZone, Inc.†	1,450	1,048,423
Security Description	Shares	Value (Note 2)
Retail-Auto Parts (continued)
Genuine Parts Co.	3,140	$290,167
O'Reilly Automotive, Inc.†	4,305	1,161,661
		2,737,912
Retail-Automobile — 0.5%
AutoNation, Inc.†	588	24,867
CarMax, Inc.†	10,496	621,573
Copart, Inc.†	5,427	336,094
		982,534
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	356	14,048
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	5,695	114,014
MSC Industrial Direct Co., Inc., Class A	412	42,337
		156,351
Retail-Convenience Store — 0.1%
Casey's General Stores, Inc.	1,985	222,816
Retail-Discount — 0.9%
Dollar General Corp.	14,681	1,023,706
Dollar Tree, Inc.†	9,858	773,459
		1,797,165
Retail-Drug Store — 0.0%
Rite Aid Corp.†	23,430	99,578
Retail-Gardening Products — 0.3%
Tractor Supply Co.	8,340	575,210
Retail-Jewelry — 0.3%
Signet Jewelers, Ltd.	4,139	286,709
Tiffany & Co.	3,000	285,900
		572,609
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	5,712	306,277
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,807	130,722
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	2,300	99,613
PriceSmart, Inc.	1,200	110,640
Sally Beauty Holdings, Inc.†	3,329	68,045
		278,298
Retail-Perfume & Cosmetics — 0.9%
Ulta Beauty, Inc.†	6,614	1,886,511
Retail-Restaurants — 1.9%
Bloomin' Brands, Inc.	5,100	100,623
Brinker International, Inc.	4,015	176,499
Chipotle Mexican Grill, Inc.†	993	442,401
Darden Restaurants, Inc.	2,652	221,893
Domino's Pizza, Inc.	1,127	207,706
Dunkin' Brands Group, Inc.	5,687	310,965
Panera Bread Co., Class A†	8,701	2,278,531
Papa John's International, Inc.	2,100	168,084
Restaurant Brands International LP	20	1,116
Wendy's Co.	2,725	37,087
		3,944,905

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Sporting Goods — 0.1%
Cabela's, Inc.†	142	$7,542
Dick's Sporting Goods, Inc.	5,955	289,770
		297,312
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	9,670	792,457
Integrated Device Technology, Inc.†	5,000	118,350
Maxim Integrated Products, Inc.	6,443	289,677
		1,200,484
Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	5,855	556,635
Lam Research Corp.	2,884	370,190
		926,825
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	887	177,613
Silver Mining — 0.1%
Silver Wheaton Corp.	6,100	127,124
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	12,445	620,632
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,403	218,167
Steel-Producers — 0.0%
Carpenter Technology Corp.	1,400	52,220
Steel Dynamics, Inc.	796	27,669
		79,889
Telecommunication Equipment — 0.1%
ARRIS International PLC†	974	25,762
CommScope Holding Co., Inc.†	2,915	121,585
		147,347
Telephone-Integrated — 0.1%
Zayo Group Holdings, Inc.†	3,718	122,322
Television — 0.0%
AMC Networks, Inc., Class A†	1,357	79,629
Tribune Media Co., Class A	137	5,106
		84,735
Textile-Home Furnishings — 0.3%
Mohawk Industries, Inc.†	2,311	530,351
Theaters — 0.1%
Cinemark Holdings, Inc.	2,412	106,948
Regal Entertainment Group, Class A	518	11,697
		118,645
Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	2,104	122,874
Neurocrine Biosciences, Inc.†	5,840	252,872
		375,746
Tools-Hand Held — 0.2%
Snap-on, Inc.	2,464	415,603
Stanley Black & Decker, Inc.	412	54,742
		470,345
Security Description	Shares	Value (Note 2)
Toys — 0.3%
Hasbro, Inc.	2,559	$255,439
Mattel, Inc.	13,755	352,266
		607,705
Transactional Software — 0.1%
Black Knight Financial Services, Inc., Class A†	7,027	269,134
Transport-Marine — 0.1%
Kirby Corp.†	1,800	126,990
Transport-Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	2,000	135,720
Kansas City Southern	2,000	171,520
		307,240
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	4,943	382,045
Expeditors International of Washington, Inc.	6,213	350,972
		733,017
Transport-Truck — 1.0%
JB Hunt Transport Services, Inc.	10,683	980,058
Knight Transportation, Inc.	15,692	491,944
Landstar System, Inc.	2,348	201,106
Old Dominion Freight Line, Inc.	3,343	286,061
		1,959,169
Veterinary Diagnostics — 0.1%
VCA, Inc.†	1,769	161,864
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	1,679	97,617
Mead Johnson Nutrition Co.	1,533	136,560
		234,177
Web Hosting/Design — 0.5%
GoDaddy, Inc., Class A†	27,512	1,042,705
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,249	193,909
X-Ray Equipment — 1.1%
Hologic, Inc.†	51,202	2,178,645
Varex Imaging Corp.†	868	29,165
		2,207,810
Total Common Stocks (cost $162,246,146)		198,269,941
CONVERTIBLE PREFERRED SECURITIES — 1.6%
Advertising Services — 0.0%
Nanigans, Inc. Series B†(2)(3)(4)	6,300	38,556
Applications Software — 0.2%
Dropbox, Inc. Series A†(2)(3)(4)	1,047	8,851
Dropbox, Inc. Series A-1†(2)(3)(4)	5,146	43,501
Dropbox, Inc. Series C†(2)(3)(4)	3,310	35,329
Magic Leap, Inc. Series C†(2)(3)(4)	4,974	114,566
Tanium, Inc. Series G†(2)(3)(4)	32,619	161,930
		364,177
Computer Software — 0.1%
Zuora, Inc. Series F†(2)(3)(4)	35,671	150,888

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES (continued)
E-Commerce/Products — 0.1%
Flipkart, Ltd. Series G†(2)(3)(4)	721	$67,969
The Honest Co., Inc. Series C†(2)(3)(4)	4,317	151,224
One Kings Lane, Inc. Series E†(2)(3)(4)	11,800	12,272
		231,465
E-Commerce/Services — 0.8%
Airbnb, Inc. Series D†(2)(3)(4)	2,091	219,555
Airbnb, Inc. Series E†(2)(3)(4)	2,711	284,655
Uber Technologies, Inc. Series D†(2)(3)(4)	25,472	1,242,326
		1,746,536
Entertainment Software — 0.1%
DraftKings, Inc. Series D†(2)(3)(4)	23,516	63,493
DraftKings, Inc. Series D-1†(2)(3)(4)	20,325	66,056
		129,549
Real Estate Management/Services — 0.2%
WeWork Cos., Inc. Series D-1†(2)(3)(4)	3,588	185,894
WeWork Cos., Inc. Series D-2†(2)(3)(4)	2,819	146,053
WeWork Cos., Inc. Series E†(2)(3)(4)	2,120	109,837
		441,784
Web Portals/ISP — 0.1%
Pinterest, Inc. Series G†(2)(3)(4)	19,490	125,126
Total Convertible Preferred Securities (cost $2,316,593)		3,228,081
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell Midcap Growth Index Fund (cost $3,956,017)	14,700	1,525,272
Total Long-Term Investment Securities (cost $168,518,756)		203,023,294
SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(6)	53,740	53,740
T. Rowe Price Government Reserve Fund 0.66%(6)	638	638
Total Short-Term Investment Securities (cost $54,378)		54,378
REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 03/31/2017, to be repurchased 04/03/2017 in the amount of $452,003 collateralized by $475,000 of United States Treasury Bonds, bearing interest at 2.88% due 08/15/2045 and having an approximate value of $461,596 (cost $ 452,000)	$452,000	452,000
Bank of America Securities LLC Joint Repurchase Agreement(5)	225,000	225,000
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Barclays Capital, Inc. Joint Repurchase Agreement(5)	$255,000	255,000
BNP Paribas SA Joint Repurchase Agreement(5)	440,000	440,000
Deutsche Bank AG Joint Repurchase Agreement(5)	110,000	110,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	380,000	380,000
Total Repurchase Agreements (cost $1,862,000)		1,862,000
TOTAL INVESTMENTS (cost $170,435,134)(7)	100.5%	204,939,672
Liabilities in excess of other assets	(0.5)	(1,076,380)
NET ASSETS	100.0%	$203,863,292

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2017, the Mid Cap Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Centennial Resource Development LLC	12/19/2016	6,776	$98,523
	12/28/2016	3,074	44,696
		9,850	143,219	$170,338	$17.29	0.08%
DocuSign, Inc. CVR	08/12/2016	2,581	0	0	0.00	0.00
Dropbox, Inc., Class A	11/07/2014	3,515	67,141	29,713	8.45	0.01
Dropbox, Inc., Class B	05/01/2012	844	7,637	7,135	8.45	0.00
The Honest Co., Inc.	08/20/2014	1,850	50,056	64,805	35.03	0.03
WeWork Cos., Inc. Class A	12/09/2014	722	12,022
	05/26/2015	1,286	18,224
	06/23/2015	236	7,762
		2,244	38,008	116,262	51.81	0.06

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	2,091	$85,131	$219,555	$105.00	0.11%
Airbnb, Inc., Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	284,655	105.00	0.14
DraftKings, Inc., Series D	07/13/2015	11,604	62,500
	07/17/2015	839	4,519
	08/11/2015	11,073	59,638
		23,516	126,657	63,493	2.70	0.03
DraftKings, Inc., Series D-1	08/11/2015	20,325	155,799	66,056	3.25	0.03
Dropbox, Inc., Series A	05/01/2012	1,047	9,474	8,851	8.45	0.00
Dropbox, Inc., Series A-1	05/01/2012	5,146	46,567	43,501	8.45	0.02
Dropbox, Inc., Series C	01/28/2014	3,310	63,225	35,329	10.67	0.02
Flipkart, Ltd., Series G	12/17/2014	721	86,347	67,969	94.27	0.03
The Honest Co., Inc., Series C	08/20/2014	4,317	116,806	151,224	35.03	0.07
Magic Leap, Inc., Series C	12/28/2015	4,974	114,566	114,566	23.03	0.06
Nanigans, Inc., Series B	03/16/2015	6,300	68,787	38,556	6.12	0.02
One Kings Lane, Inc., Series E	01/28/2014	11,800	181,921	12,272	1.04	0.01
Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities (continued)
Pinterest, Inc., Series G	03/19/2015	19,490	$139,921	$125,126	$6.42	0.06%
Tanium, Inc., Series G	08/26/2015	32,619	161,930	161,930	4.96	0.08
Uber Technologies, Inc., Series D	06/05/2014	25,472	395,148	1,242,326	48.77	0.61
WeWork Cos., Inc., Series D-1	12/09/2014	3,588	59,744	185,894	51.81	0.09
WeWork Cos., Inc., Series D-2	12/09/2014	2,819	46,940	146,053	51.81	0.07
WeWork Cos., Inc., Series E	06/23/2015	2,120	69,726	109,837	51.81	0.06
Zuora, Inc., Series F	01/15/2015	35,671	135,525	150,888	4.23	0.08
				$3,616,334		1.77%

(4)  Illiquid security. At March 31, 2017, the aggregate value of these securities was $3,616,334 representing 1.8% of net assets.

(5)  See Note 2 for details of Joint Repurchase Agreements.

(6)  The rate shown is the 7-day yield as of March 31, 2017.

(7)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2017	Unrealized Appreciation (Depreciation)
4	Long	S&P 400 E-Mini Index	June 2017	$691,687	$687,280	$(4,407)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$4,959,403	$—	$36,848	$4,996,251
Data Processing/Management	3,103,524	—	0	3,103,524
E-Commerce/Products	189,150	—	64,805	253,955
Oil Companies-Exploration & Production	4,266,379	170,338	—	4,436,717
Real Estate Management/Services	482,910	—	116,262	599,172
Other Industries	184,880,322	—	—	184,880,322
Convertible Preferred Securities	—	—	3,228,081	3,228,081
Exchange-Traded Funds	1,525,272	—	—	1,525,272
Short-Term Investment Securities	54,378	—	—	54,378
Repurchase Agreements	—	1,862,000	—	1,862,000
Total Investments at Value	$199,461,338	$2,032,338	$3,445,996	$204,939,672

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,407	$—	$—	$4,407

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2016	$213,893	$3,389,624
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	32,664
Realized Loss	—	(6,131)
Change in unrealized appreciation(1)	31,788	259,667
Change in unrealized depreciation(1)	(27,766)	(295,718)
Net purchases	0	—
Net sales	—	(152,025)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of March 31, 2017	$217,915	$3,228,081

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2017 includes:

Common Stocks	Convertible Preferred Securities
$4,022	$(16,953)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2017.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at March 31, 2017	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$0	Income Approach	Potential Future Cash Flows*	$0.00
	$64,805	Market Approach	Enterprise Value/Revenue Multiple*	4.03x
			Discount for Lack of Marketability	10.00%
	$116,262	Market Approach	Market Transaction Price*	$51.8100
	$36,848	Market Approach with	Transaction Price*	$8.1500
		Option Pricing Method ("OPM")	Estimated Revenue Multiple*	3.9x - 6.3x (5.1x)
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	40.5%
			Term to liquidity event in years	2.25
			Risk-free rate	1.35%
Convertible Preferred Securities	$2,594,365	Market Approach	Market Transaction Price*	$2.202916 - $105.00 ($44.6605)
	$427,238	Market Approach	Enterprise Value/Revenue Multiple*	4.03x - 6.1x (5.41x)
			Discount for Lack of Marketability	10.00%

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Description	Value at March 31, 2017	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
	$38,556	Market Approach with	Enterprise Value/Revenue Multiple*	0.91x
		Option Pricing Method ("OPM")	Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	52.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.55%
	$67,969	Market Approach and	Market Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	3.1x - 4.0x (3.6x)
			2017 Estimated Revenue Multiple*	3.1x
			Discount for Lack of Marketability	8.25% - 10.0% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%
	$12,272	Income Approach	Future Cash Flows*	$1.04
			Discount for Potential Claims	20% - 50% (32%)
	$87,681	Market Approach with	Transaction Price*	$8.1500
		Option Pricing Method ("OPM")	Estimated Revenue Multiple*	3.9x - 6.3x (5.1x)
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	40.5%
			Term to liquidity event in years	2.25
			Risk-free rate	1.35%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparable. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	8.6%
Electric-Integrated	5.7
Oil Companies-Exploration & Production	5.0
Banks-Super Regional	3.2
Registered Investment Companies	2.5
Banks-Commercial	2.4
Insurance-Multi-line	2.4
Insurance-Property/Casualty	2.1
Diversified Manufacturing Operations	2.0
Banks-Fiduciary	1.5
Agricultural Operations	1.4
Medical Products	1.4
Chemicals-Diversified	1.3
Semiconductor Components-Integrated Circuits	1.2
Gold Mining	1.2
Insurance-Life/Health	1.1
Oil-Field Services	1.1
Gas-Distribution	1.1
Containers-Paper/Plastic	1.0
Exchange-Traded Funds	1.0
Finance-Consumer Loans	1.0
Retail-Apparel/Shoe	1.0
Airlines	1.0
Transport-Services	1.0
Food-Misc./Diversified	1.0
Insurance-Reinsurance	0.9
Electronic Measurement Instruments	0.9
Finance-Investment Banker/Broker	0.9
Insurance Brokers	0.9
Medical-Hospitals	0.9
Medical-Drugs	0.9
Auto/Truck Parts & Equipment-Original	0.9
Building & Construction Products-Misc.	0.9
Multimedia	0.8
Diversified Operations	0.8
Chemicals-Specialty	0.8
Independent Power Producers	0.8
Cosmetics & Toiletries	0.8
Aerospace/Defense-Equipment	0.7
Brewery	0.7
X-Ray Equipment	0.7
Computer Services	0.7
Investment Management/Advisor Services	0.7
Oil Companies-Integrated	0.6
Real Estate Management/Services	0.6
Commercial Services	0.6
Oil Refining & Marketing	0.6
Publishing-Newspapers	0.6
Tools-Hand Held	0.6
Steel-Producers	0.5
Apparel Manufacturers	0.5
Television	0.5
Data Processing/Management	0.5
Electronic Components-Semiconductors	0.5
Dental Supplies & Equipment	0.5
Transport-Rail	0.5
Food-Confectionery	0.5
Vitamins & Nutrition Products	0.5
Medical Labs & Testing Services	0.5
Building Products-Cement	0.5
Coal	0.5%
Savings & Loans/Thrifts	0.5
Engines-Internal Combustion	0.5
Repurchase Agreements	0.4
Finance-Other Services	0.4
Distribution/Wholesale	0.4
Cruise Lines	0.4
Medical-Generic Drugs	0.4
Internet Security	0.4
Commercial Services-Finance	0.4
Schools	0.4
Appliances	0.4
Aerospace/Defense	0.4
Finance-Auto Loans	0.4
Computers-Memory Devices	0.4
Engineering/R&D Services	0.4
Finance-Credit Card	0.4
Hazardous Waste Disposal	0.4
Retail-Jewelry	0.4
Building-Residential/Commercial	0.4
Pipelines	0.4
Oil Field Machinery & Equipment	0.3
Telecommunication Equipment	0.3
Coatings/Paint	0.3
Medical Instruments	0.3
Machinery-Farming	0.3
Machinery-Pumps	0.3
Office Automation & Equipment	0.3
Toys	0.3
Instruments-Scientific	0.3
Home Decoration Products	0.3
Rubber-Tires	0.3
Medical-Biomedical/Gene	0.3
Food-Catering	0.3
Food-Baking	0.3
Electronic Components-Misc.	0.3
Medical-Wholesale Drug Distribution	0.3
Building Products-Air & Heating	0.3
Agricultural Chemicals	0.3
Computers-Integrated Systems	0.3
Machinery-Electrical	0.3
Semiconductor Equipment	0.3
Telephone-Integrated	0.3
Food-Canned	0.3
Advertising Agencies	0.3
Wireless Equipment	0.2
Electric-Distribution	0.2
Oil & Gas Drilling	0.2
Disposable Medical Products	0.2
Non-Ferrous Metals	0.2
Finance-Mortgage Loan/Banker	0.2
Paper & Related Products	0.2
Beverages-Non-alcoholic	0.2
Computer Data Security	0.2
Food-Wholesale/Distribution	0.2
Motorcycle/Motor Scooter	0.2
Auto-Heavy Duty Trucks	0.2
Investment Companies	0.2
Retail-Arts & Crafts	0.2
Computer Aided Design	0.2

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited) (continued)

Industry Allocation* (continued)
Rental Auto/Equipment	0.2%
Physicians Practice Management	0.2
Water	0.2
Transport-Truck	0.2
Diagnostic Equipment	0.2
Retail-Misc./Diversified	0.2
Private Equity	0.2
Retail-Regional Department Stores	0.2
Telecom Services	0.2
Applications Software	0.2
Metal-Copper	0.1
Non-Hazardous Waste Disposal	0.1
Retail-Auto Parts	0.1
Human Resources	0.1
Professional Sports	0.1
Retail-Consumer Electronics	0.1
Publishing-Books	0.1
Medical-HMO	0.1
Machinery-General Industrial	0.1
Casino Hotels	0.1
Electronic Parts Distribution	0.1
Hotels/Motels	0.1
Real Estate Operations & Development	0.1
Cable/Satellite TV	0.1
Retail-Discount	0.1
Food-Meat Products	0.1
Radio	0.1
Electric Products-Misc.	0.1
Enterprise Software/Service	0.1
Diagnostic Kits	0.1
Finance-Commercial	0.1
Machinery-Construction & Mining	0.1
Food-Retail	0.1
E-Commerce/Services	0.1
Cellular Telecom	0.1
Dialysis Centers	0.1
Retail-Catalog Shopping	0.1
Retail-Office Supplies	0.1
Retail-Bedding	0.1
Casino Services	0.1
Metal-Aluminum	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.1%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	29,016	$712,923
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	442	2,674
Aerospace/Defense — 0.4%
Arconic, Inc.	11,610	305,807
Rockwell Collins, Inc.	7,322	711,406
Spirit AeroSystems Holdings, Inc., Class A	1,559	90,297
		1,107,510
Aerospace/Defense-Equipment — 0.7%
Cobham PLC	104,901	174,802
Harris Corp.	3,325	369,973
L3 Technologies, Inc.	7,866	1,300,171
Orbital ATK, Inc.	1,553	152,194
		1,997,140
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	6,520	191,362
Mosaic Co.	21,429	625,298
		816,660
Agricultural Operations — 1.4%
Archer-Daniels-Midland Co.	20,600	948,424
Bunge, Ltd.	39,355	3,119,277
		4,067,701
Airlines — 1.0%
Alaska Air Group, Inc.	5,675	523,349
American Airlines Group, Inc.	14,057	594,611
Copa Holdings SA, Class A	828	92,943
Delta Air Lines, Inc.	15,158	696,662
JetBlue Airways Corp.†	7,936	163,561
Spirit Airlines, Inc.†	1,899	100,780
United Continental Holdings, Inc.†	8,399	593,305
		2,765,211
Apparel Manufacturers — 0.5%
Hanesbrands, Inc.	23,974	497,700
Ralph Lauren Corp.	12,214	996,907
		1,494,607
Appliances — 0.4%
Whirlpool Corp.	6,468	1,108,162
Applications Software — 0.2%
Nuance Communications, Inc.†	1,445	25,013
PTC, Inc.†	1,687	88,652
Twilio, Inc., Class A†	110	3,175
Verint Systems, Inc.†	7,429	322,233
		439,073
Athletic Equipment — 0.0%
Vista Outdoor, Inc.†	1,331	27,405
Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	8,301	557,827
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.9%
Adient PLC	1,904	$138,364
Allison Transmission Holdings, Inc.	31,496	1,135,746
BorgWarner, Inc.	5,086	212,544
Delphi Automotive PLC	11,383	916,218
Lear Corp.	337	47,712
		2,450,584
Banks-Commercial — 2.4%
Associated Banc-Corp.	3,969	96,844
Bank of Hawaii Corp.	1,128	92,902
BankUnited, Inc.	2,642	98,573
BOK Financial Corp.	683	53,458
Commerce Bancshares, Inc.	2,323	130,460
Cullen/Frost Bankers, Inc.	1,412	125,626
East West Bancorp, Inc.	3,820	197,150
First Hawaiian, Inc.	574	17,174
First Horizon National Corp.	83,636	1,547,266
First Republic Bank	764	71,671
M&T Bank Corp.	9,087	1,406,032
PacWest Bancorp	3,158	168,195
Popular, Inc.	15,425	628,260
Regions Financial Corp.	33,533	487,234
Signature Bank†	576	85,473
SVB Financial Group†	358	66,620
Synovus Financial Corp.	3,314	135,940
TCF Financial Corp.	4,180	71,144
Westamerica Bancorporation	10,300	575,049
Western Alliance Bancorp†	1,080	53,017
Wintrust Financial Corp.	9,060	626,227
Zions Bancorporation	5,360	225,120
		6,959,435
Banks-Fiduciary — 1.5%
Citizens Financial Group, Inc.	36,202	1,250,779
Northern Trust Corp.	34,807	3,013,590
		4,264,369
Banks-Super Regional — 3.2%
Comerica, Inc.	18,379	1,260,432
Fifth Third Bancorp	133,081	3,380,257
Huntington Bancshares, Inc.	109,145	1,461,452
KeyCorp	85,085	1,512,811
SunTrust Banks, Inc.	27,768	1,535,570
		9,150,522
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	1,125	62,719
Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	15,761	594,032
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	82	3,860
Brown-Forman Corp., Class B	301	13,900
		17,760
Brewery — 0.7%
Carlsberg A/S, Class B	11,212	1,035,409
Molson Coors Brewing Co., Class B	10,011	958,153
		1,993,562

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	277	$8,058
Discovery Communications, Inc., Class C†	439	12,428
		20,486
Building & Construction Products-Misc. — 0.9%
Armstrong World Industries, Inc.†	16,791	773,226
Louisiana-Pacific Corp.†	15,500	384,710
Owens Corning	19,304	1,184,686
USG Corp.†	2,319	73,744
		2,416,366
Building Products-Air & Heating — 0.3%
Johnson Controls International PLC	19,146	806,429
Lennox International, Inc.	76	12,715
		819,144
Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	160	34,920
Vulcan Materials Co.	10,742	1,294,196
		1,329,116
Building Products-Light Fixtures — 0.0%
Cree, Inc.†	1,680	44,906
Building Products-Wood — 0.0%
Masco Corp.	3,103	105,471
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co. NV	2,777	85,393
Building-Residential/Commercial — 0.4%
CalAtlantic Group, Inc.	1,743	65,275
D.R. Horton, Inc.	4,053	135,006
Lennar Corp., Class A	2,302	117,839
Lennar Corp., Class B	123	5,141
PulteGroup, Inc.	6,453	151,968
Toll Brothers, Inc.†	14,860	536,595
		1,011,824
Cable/Satellite TV — 0.1%
Liberty Broadband Corp., Class A†	675	57,436
Liberty Broadband Corp., Class C†	2,750	237,600
		295,036
Casino Hotels — 0.1%
MGM Resorts International	11,499	315,073
Wynn Resorts, Ltd.	184	21,088
		336,161
Casino Services — 0.1%
Sankyo Co., Ltd.	4,000	133,657
Cellular Telecom — 0.1%
Sprint Corp.†	20,179	175,154
United States Cellular Corp.†	359	13,401
		188,555
Security Description	Shares	Value (Note 2)
Chemicals-Diversified — 1.3%
Celanese Corp., Series A	12,755	$1,146,037
Eastman Chemical Co.	3,937	318,110
FMC Corp.	18,936	1,317,756
Huntsman Corp.	5,276	129,473
PPG Industries, Inc.	6,825	717,171
Westlake Chemical Corp.	1,007	66,512
		3,695,059
Chemicals-Specialty — 0.8%
Albemarle Corp.	2,982	315,018
Ashland Global Holdings, Inc.	1,653	204,658
Brenntag AG	6,736	377,622
Cabot Corp.	1,626	97,414
NewMarket Corp.	14	6,345
Platform Specialty Products Corp.†	5,154	67,105
Sensient Technologies Corp.	4,735	375,296
Univar, Inc.†	23,321	715,022
Valvoline, Inc.	801	19,665
W.R. Grace & Co.	835	58,208
		2,236,353
Coal — 0.5%
Arch Coal, Inc., Class A†	7,500	517,050
CONSOL Energy, Inc.†	47,044	789,398
		1,306,448
Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	30,030	966,966
Commercial Services — 0.6%
Cintas Corp.	5,400	683,316
CoreLogic, Inc.†	967	39,376
Live Nation Entertainment, Inc.†	1,497	45,464
Macquarie Infrastructure Corp.	1,988	160,193
Nielsen Holdings PLC	14,656	605,440
Quanta Services, Inc.†	2,793	103,648
		1,637,437
Commercial Services-Finance — 0.4%
Global Payments, Inc.	5,975	482,063
H&R Block, Inc.	5,485	127,526
Moody's Corp.	473	52,995
Sabre Corp.	23,206	491,735
		1,154,319
Computer Aided Design — 0.2%
ANSYS, Inc.†	1,736	185,526
Autodesk, Inc.†	1,026	88,718
Synopsys, Inc.†	3,644	262,842
		537,086
Computer Data Security — 0.2%
Check Point Software Technologies, Ltd.†	5,717	586,907
Computer Services — 0.7%
Amdocs, Ltd.	15,955	973,095
Computer Sciences Corp.	3,691	254,716
Conduent, Inc.†	5,365	90,025
Leidos Holdings, Inc.	10,683	546,329
		1,864,165

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Software — 0.0%
Akamai Technologies, Inc.†	509	$30,388
CommerceHub, Inc., Series A†	288	4,458
CommerceHub, Inc., Series C†	576	8,945
SS&C Technologies Holdings, Inc.	357	12,638
		56,429
Computers — 0.0%
Nutanix, Inc., Class A†	84	1,577
Computers-Integrated Systems — 0.3%
NCR Corp.†	17,433	796,339
Computers-Memory Devices — 0.4%
Brocade Communications Systems, Inc.	10,591	132,176
NetApp, Inc.	7,729	323,458
Western Digital Corp.	7,504	619,305
		1,074,939
Consulting Services — 0.0%
Booz Allen Hamilton Holding Corp.	178	6,299
Consumer Products-Misc. — 0.0%
Clorox Co.	509	68,628
Containers-Paper/Plastic — 1.0%
Bemis Co., Inc.	2,146	104,854
Berry Plastics Group, Inc.†	15,394	747,687
Graphic Packaging Holding Co.	42,048	541,158
Sealed Air Corp.	10,919	475,850
Sonoco Products Co.	2,645	139,973
WestRock Co.	16,118	838,619
		2,848,141
Cosmetics & Toiletries — 0.8%
Coty, Inc., Class A	68,348	1,239,149
Edgewell Personal Care Co.†	12,971	948,699
		2,187,848
Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	3,844	195,006
Royal Caribbean Cruises, Ltd.	10,207	1,001,409
		1,196,415
Data Processing/Management — 0.5%
Dun & Bradstreet Corp.	576	62,173
Fidelity National Information Services, Inc.	14,685	1,169,220
First Data Corp., Class A†	16,801	260,416
		1,491,809
Dental Supplies & Equipment — 0.5%
DENTSPLY SIRONA, Inc.	14,802	924,237
Patterson Cos., Inc.	12,200	551,806
		1,476,043
Diagnostic Equipment — 0.2%
VWR Corp.†	17,392	490,454
Diagnostic Kits — 0.1%
Alere, Inc.†	1,875	74,494
OPKO Health, Inc.†	726	5,808
QIAGEN NV†	5,853	169,561
		249,863
Security Description	Shares	Value (Note 2)
Dialysis Centers — 0.1%
DaVita, Inc.†	2,711	$184,267
Disposable Medical Products — 0.2%
STERIS PLC	9,554	663,621
Distribution/Wholesale — 0.4%
LKQ Corp.†.	24,069	704,500
WESCO International, Inc.†.	7,178	499,230
		1,203,730
Diversified Manufacturing Operations — 2.0%
Carlisle Cos., Inc.	1,168	124,287
Colfax Corp.†	2,616	102,704
Crane Co.	1,295	96,905
Dover Corp.	4,088	328,471
Eaton Corp. PLC	10,704	793,701
Ingersoll-Rand PLC	3,417	277,870
ITT, Inc.	12,887	528,625
Parker-Hannifin Corp.	3,531	566,090
Pentair PLC	4,429	278,053
Textron, Inc.	52,451	2,496,143
Trinity Industries, Inc.	3,975	105,536
		5,698,385
Diversified Operations — 0.8%
Leucadia National Corp.	88,659	2,305,134
E-Commerce/Services — 0.1%
IAC/InterActiveCorp.†	403	29,709
Liberty Expedia Holdings, Inc., Class A†	1,153	52,439
Liberty Ventures, Series A†	1,731	76,995
Zillow Group, Inc., Class A†	419	14,166
Zillow Group, Inc., Class C†	840	28,283
		201,592
Electric Products-Misc. — 0.1%
AMETEK, Inc.	5,008	270,833
Electric-Distribution — 0.2%
PPL Corp.	18,036	674,366
Electric-Integrated — 5.7%
AES Corp.	59,378	663,846
Alliant Energy Corp.	6,056	239,878
Ameren Corp.	15,841	864,760
Avangrid, Inc.	1,496	63,939
CMS Energy Corp.	23,098	1,033,405
Consolidated Edison, Inc.	8,114	630,133
DTE Energy Co.	13,061	1,333,659
Edison International	8,411	669,600
Entergy Corp.	8,532	648,091
Eversource Energy	22,447	1,319,435
FirstEnergy Corp.	83,548	2,658,497
Great Plains Energy, Inc.	21,495	628,084
Hawaiian Electric Industries, Inc.	2,859	95,233
MDU Resources Group, Inc.	5,168	141,448
NorthWestern Corp.	8,601	504,879
OGE Energy Corp.	5,303	185,499
Pinnacle West Capital Corp.	12,088	1,007,897
Public Service Enterprise Group, Inc.	28,759	1,275,462
SCANA Corp.	3,471	226,830

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
WEC Energy Group, Inc.	18,784	$1,138,874
Westar Energy, Inc.	3,768	204,489
Xcel Energy, Inc.	13,452	597,941
		16,131,879
Electronic Components-Misc. — 0.3%
AVX Corp.	30,700	502,866
Garmin, Ltd.	2,967	151,643
Gentex Corp.	2,677	57,100
Jabil Circuit, Inc.	4,979	143,993
		855,602
Electronic Components-Semiconductors — 0.5%
IPG Photonics Corp.†	148	17,863
Micron Technology, Inc.†	27,532	795,675
ON Semiconductor Corp.†	9,882	153,072
Qorvo, Inc.†	3,046	208,834
Skyworks Solutions, Inc.	414	40,564
Xilinx, Inc.	4,624	267,683
		1,483,691
Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	18,732	990,361
Fitbit, Inc., Class A†	616	3,647
FLIR Systems, Inc.	3,649	132,386
Keysight Technologies, Inc.†	23,687	856,048
National Instruments Corp.	17,383	565,990
Trimble, Inc.†	1,400	44,814
		2,593,246
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	2,420	177,652
Avnet, Inc.	3,413	156,179
		333,831
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	2,013	54,552
Engineering/R&D Services — 0.4%
AECOM†	4,056	144,353
Fluor Corp.	3,712	195,325
Jacobs Engineering Group, Inc.	3,189	176,288
KBR, Inc.	36,790	552,954
		1,068,920
Engines-Internal Combustion — 0.5%
Cummins, Inc.	8,496	1,284,595
Enterprise Software/Service — 0.1%
CA, Inc.	7,772	246,528
Donnelley Financial Solutions, Inc.†	223	4,302
		250,830
Entertainment Software — 0.0%
Zynga, Inc., Class A†	19,316	55,051
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	259	11,790
Finance-Auto Loans — 0.4%
Ally Financial, Inc.	53,331	1,084,219
Security Description	Shares	Value (Note 2)
Finance-Commercial — 0.1%
CIT Group, Inc.	5,304	$227,701
Finance-Consumer Loans — 1.0%
Navient Corp.	7,981	117,800
OneMain Holdings, Inc.†	1,409	35,014
Santander Consumer USA Holdings, Inc.†	2,807	37,389
SLM Corp.†	11,345	137,274
Synchrony Financial	72,635	2,491,380
		2,818,857
Finance-Credit Card — 0.4%
Discover Financial Services	15,369	1,051,086
Finance-Investment Banker/Broker — 0.9%
E*TRADE Financial Corp.†	7,439	259,547
Interactive Brokers Group, Inc., Class A	1,490	51,733
Lazard, Ltd., Class A	2,926	134,567
LPL Financial Holdings, Inc.	8,357	332,859
Raymond James Financial, Inc.	15,509	1,182,716
TD Ameritrade Holding Corp.	15,791	613,638
		2,575,060
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,290	49,988
Finance-Mortgage Loan/Banker — 0.2%
FNF Group	16,095	626,739
Finance-Other Services — 0.4%
Nasdaq, Inc.	18,278	1,269,407
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	3,543	131,481
Food-Baking — 0.3%
Flowers Foods, Inc.	44,481	863,376
Food-Canned — 0.3%
TreeHouse Foods, Inc.†	8,473	717,324
Food-Catering — 0.3%
Aramark	23,517	867,072
Food-Confectionery — 0.5%
Hershey Co.	2,500	273,125
J.M. Smucker Co.	8,135	1,066,336
Tootsie Roll Industries, Inc.	1,133	42,317
		1,381,778
Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	720	63,014
Food-Meat Products — 0.1%
Hormel Foods Corp.	908	31,444
Tyson Foods, Inc., Class A	4,098	252,888
		284,332
Food-Misc./Diversified — 1.0%
Cal-Maine Foods, Inc.	5,846	215,133
Conagra Brands, Inc.	2,447	98,712
Hain Celestial Group, Inc.†	686	25,519
Ingredion, Inc.	561	67,561
Kellogg Co.	7,677	557,427
Lamb Weston Holdings, Inc.	815	34,279

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Misc./Diversified (continued)
McCormick & Co., Inc.	4,400	$429,220
Pinnacle Foods, Inc.	21,959	1,270,767
		2,698,618
Food-Retail — 0.1%
Safeway Casa Ley CVR†(1)(2)	7,948	8,066
Safeway PDC LLC CVR†(1)(2)	7,948	388
Whole Foods Market, Inc.	7,065	209,972
		218,426
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	11,200	581,504
Forestry — 0.0%
West Fraser Timber Co., Ltd.	400	16,730
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	2,505	59,369
Garden Products — 0.0%
Scotts Miracle-Gro Co., Class A	92	8,592
Gas-Distribution — 1.1%
Atmos Energy Corp.	2,695	212,878
CenterPoint Energy, Inc.	11,504	317,165
National Fuel Gas Co.	1,961	116,915
NiSource, Inc.	26,944	640,998
Sempra Energy	12,125	1,339,812
UGI Corp.	4,584	226,450
Vectren Corp.	2,210	129,528
		2,983,746
Gold Mining — 1.2%
Franco-Nevada Corp.	18,600	1,218,507
Newmont Mining Corp.	63,561	2,094,971
Royal Gold, Inc.	1,618	113,341
		3,426,819
Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	12,893	717,108
Stericycle, Inc.†	3,820	316,640
		1,033,748
Home Decoration Products — 0.3%
Newell Brands, Inc.	19,197	905,523
Hotels/Motels — 0.1%
Choice Hotels International, Inc.	275	17,215
Extended Stay America, Inc.	1,691	26,954
Hilton Grand Vacations, Inc.†	167	4,786
Hilton Worldwide Holdings, Inc.	558	32,621
Hyatt Hotels Corp., Class A†	814	43,940
Marriott International, Inc., Class A	2,104	198,155
		323,671
Human Resources — 0.1%
ManpowerGroup, Inc.	3,769	386,586
Independent Power Producers — 0.8%
Calpine Corp.†	44,228	488,720
NRG Energy, Inc.	91,486	1,710,788
		2,199,508
Security Description	Shares	Value (Note 2)
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	719	$111,956
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	15,671	909,858
Insurance Brokers — 0.9%
Arthur J. Gallagher & Co.	13,404	757,862
Brown & Brown, Inc.	19,913	830,771
Marsh & McLennan Cos., Inc.	12,900	953,181
		2,541,814
Insurance-Life/Health — 1.1%
Lincoln National Corp.	17,847	1,168,086
Principal Financial Group, Inc.	7,073	446,377
Torchmark Corp.	3,164	243,754
Unum Group	28,049	1,315,218
		3,173,435
Insurance-Multi-line — 2.4%
American Financial Group, Inc.	1,820	173,664
American National Insurance Co.	195	23,016
Assurant, Inc.	1,503	143,792
Cincinnati Financial Corp.	3,993	288,574
CNA Financial Corp.	24,919	1,100,672
Hartford Financial Services Group, Inc.	36,379	1,748,739
Kemper Corp.	13,000	518,700
Loews Corp.	36,667	1,714,916
Old Republic International Corp.	6,438	131,850
Voya Financial, Inc.	23,648	897,678
		6,741,601
Insurance-Property/Casualty — 2.1%
Alleghany Corp.†	395	242,791
AmTrust Financial Services, Inc.	2,182	40,280
Arch Capital Group, Ltd.†	3,054	289,427
Erie Indemnity Co., Class A	171	20,982
First American Financial Corp.	9,438	370,725
Hanover Insurance Group, Inc.	7,160	644,829
Markel Corp.†	362	353,261
Mercury General Corp.	724	44,157
OneBeacon Insurance Group, Ltd., Class A	2,800	44,800
ProAssurance Corp.	1,398	84,229
Progressive Corp.	36,507	1,430,344
White Mountains Insurance Group, Ltd.	1,159	1,019,781
WR Berkley Corp.	2,552	180,248
XL Group, Ltd.	30,044	1,197,554
		5,963,408
Insurance-Reinsurance — 0.9%
Allied World Assurance Co. Holdings AG(3)	2,329	123,670
Aspen Insurance Holdings, Ltd.	1,599	83,228
Axis Capital Holdings, Ltd.	2,435	163,218
Everest Re Group, Ltd.	4,622	1,080,670
Reinsurance Group of America, Inc.	1,700	215,866
RenaissanceRe Holdings, Ltd.	1,125	162,731
Validus Holdings, Ltd.	15,186	856,339
		2,685,722

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Entertainment — 0.0%
Pandora Media, Inc.†	819	$9,673
Twitter, Inc.†	1,975	29,526
		39,199
Internet Content-Information/News — 0.0%
Yelp, Inc.†	413	13,526
Internet Security — 0.4%
FireEye, Inc.†	3,091	38,978
Symantec Corp.	37,206	1,141,480
		1,180,458
Investment Companies — 0.2%
Groupe Bruxelles Lambert SA	2,099	190,557
Pargesa Holding SA	5,156	364,444
		555,001
Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.	2,580	422,965
Ameriprise Financial, Inc.	2,912	377,628
Invesco, Ltd.	23,911	732,394
Legg Mason, Inc.	2,800	101,108
T. Rowe Price Group, Inc.	1,527	104,065
Waddell & Reed Financial, Inc., Class A	6,100	103,700
		1,841,860
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	601	52,203
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	1,937	132,859
Terex Corp.	2,817	88,454
		221,313
Machinery-Electrical — 0.3%
Regal Beloit Corp.	10,379	785,171
Machinery-Farming — 0.3%
AGCO Corp.	4,853	292,054
Deere & Co.	6,105	664,590
		956,644
Machinery-General Industrial — 0.1%
IDEX Corp.	139	12,998
Roper Technologies, Inc.	1,301	268,643
Welbilt, Inc.†	1,886	37,022
Zebra Technologies Corp., Class A†	251	22,904
		341,567
Machinery-Pumps — 0.3%
Flowserve Corp.	1,355	65,609
Xylem, Inc.	17,683	888,040
		953,649
Medical Information Systems — 0.0%
Allscripts Healthcare Solutions, Inc.†	4,968	62,994
Medical Instruments — 0.3%
Halyard Health, Inc.†	6,900	262,821
Teleflex, Inc.	3,596	696,653
		959,474
Security Description	Shares	Value (Note 2)
Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings†	1,505	$215,922
Quest Diagnostics, Inc.	10,813	1,061,729
Quintiles IMS Holdings, Inc.†	757	60,961
		1,338,612
Medical Products — 1.4%
Baxter International, Inc.	28,000	1,452,080
Cooper Cos., Inc.	281	56,169
Haemonetics Corp.†	8,900	361,073
Hill-Rom Holdings, Inc.	110	7,766
Zimmer Biomet Holdings, Inc.	16,990	2,074,649
		3,951,737
Medical-Biomedical/Gene — 0.3%
Alnylam Pharmaceuticals, Inc.†	262	13,428
Bio-Rad Laboratories, Inc., Class A†	551	109,836
Juno Therapeutics, Inc.†	162	3,595
Seattle Genetics, Inc.†	10,000	628,600
United Therapeutics Corp.†	846	114,531
		869,990
Medical-Drugs — 0.9%
Alkermes PLC†	25,100	1,468,350
Endo International PLC†	5,453	60,855
Mallinckrodt PLC†	2,914	129,877
Patheon NV†	355	9,351
Zoetis, Inc.	15,600	832,572
		2,501,005
Medical-Generic Drugs — 0.4%
Mylan NV†	13,600	530,264
Perrigo Co. PLC	9,838	653,145
		1,183,409
Medical-HMO — 0.1%
Centene Corp.†	1,181	84,158
Molina Healthcare, Inc.†	5,395	246,012
WellCare Health Plans, Inc.†	91	12,759
		342,929
Medical-Hospitals — 0.9%
Acadia Healthcare Co., Inc.†	1,272	55,459
Envision Healthcare Corp.†	899	55,127
LifePoint Health, Inc.†.	9,796	641,638
Select Medical Holdings Corp.†	78,400	1,046,640
Universal Health Services, Inc., Class B	5,659	704,262
		2,503,126
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	9,160	810,660
Premier, Inc., Class A†	845	26,896
		837,556
Metal Processors & Fabrication — 0.0%
Timken Co.	1,872	84,614
Metal-Aluminum — 0.1%
Alcoa Corp.	3,870	133,128

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	27,445	$366,665
Southern Copper Corp.	1,241	44,540
		411,205
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	1,230	94,698
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	1,349	70,701
Lions Gate Entertainment Corp., Class A	444	11,792
Lions Gate Entertainment Corp., Class B†	444	10,825
		93,318
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	9,240	559,020
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,042	57,873
Multimedia — 0.8%
Viacom, Inc., Class A	31	1,511
Viacom, Inc., Class B	50,084	2,334,916
		2,336,427
Non-Ferrous Metals — 0.2%
Cameco Corp.	57,900	640,953
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	6,233	391,495
Office Automation & Equipment — 0.3%
Pitney Bowes, Inc.	25,148	329,690
Xerox Corp.	82,223	603,517
		933,207
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	132	10,639
Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.†	1,711	28,591
Ensco PLC, Class A	8,032	71,886
Helmerich & Payne, Inc.	2,587	172,217
Nabors Industries, Ltd.	7,333	95,842
Noble Corp. PLC	6,442	39,876
Patterson-UTI Energy, Inc.	3,844	93,294
Rowan Cos. PLC, Class A†	3,345	52,115
Transocean, Ltd.†	9,195	114,478
		668,299
Oil Companies-Exploration & Production — 5.0%
Antero Resources Corp.†	4,752	108,393
Apache Corp.	27,500	1,413,225
Cabot Oil & Gas Corp.	34,516	825,278
Canadian Natural Resources, Ltd.	3,700	121,323
Chesapeake Energy Corp.†	14,848	88,197
Cimarex Energy Co.	5,761	688,382
Concho Resources, Inc.†	3,725	478,067
Continental Resources, Inc.†	1,280	58,138
Devon Energy Corp.	12,657	528,050
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Diamondback Energy, Inc.†	1,804	$187,102
Energen Corp.†	15,388	837,723
EQT Corp.	35,727	2,182,920
Extraction Oil & Gas, Inc.†	835	15,489
Gulfport Energy Corp.†	4,223	72,593
Hess Corp.	55,587	2,679,849
Kosmos Energy, Ltd.†	4,179	27,832
Laredo Petroleum, Inc.†	3,792	55,363
Marathon Oil Corp.	22,413	354,125
Newfield Exploration Co.†	3,941	145,462
Noble Energy, Inc.	19,096	655,757
Parsley Energy, Inc., Class A†	13,457	437,487
PDC Energy, Inc.†	9,374	584,469
Pioneer Natural Resources Co.	4,491	836,359
QEP Resources, Inc.†	6,307	80,162
Range Resources Corp.	5,400	157,140
Rice Energy, Inc.†	4,077	96,625
SM Energy Co.	2,556	61,395
Southwestern Energy Co.†	17,400	142,158
Whiting Petroleum Corp.†	5,366	50,762
WPX Energy, Inc.†	10,203	136,618
		14,106,443
Oil Companies-Integrated — 0.6%
Murphy Oil Corp.	62,146	1,776,754
Oil Field Machinery & Equipment — 0.3%
Dril-Quip, Inc.†	1,006	54,877
Forum Energy Technologies, Inc.†	25,569	529,279
National Oilwell Varco, Inc.	9,988	400,419
		984,575
Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	20,302	575,359
Marathon Petroleum Corp.	13,985	706,802
Murphy USA, Inc.†	385	28,267
PBF Energy, Inc., Class A	2,892	64,115
Tesoro Corp.	3,181	257,852
		1,632,395
Oil-Field Services — 1.1%
Baker Hughes, Inc.	11,649	696,843
Frank's International NV	81,192	858,199
Oceaneering International, Inc.	2,606	70,571
Oil States International, Inc.†	14,962	495,990
RPC, Inc.	1,551	28,399
SEACOR Holdings, Inc.†	6,800	470,492
Superior Energy Services, Inc.†	26,689	380,585
Weatherford International PLC†	25,872	172,049
		3,173,128
Paper & Related Products — 0.2%
Domtar Corp.	1,660	60,623
International Paper Co.	10,904	553,705
		614,328
Physicians Practice Management — 0.2%
MEDNAX, Inc.†	7,476	518,685

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Pipelines — 0.4%
Cheniere Energy, Inc.†	5,315	$251,240
Targa Resources Corp.	4,368	261,643
Williams Cos., Inc.	16,602	491,253
		1,004,136
Poultry — 0.0%
Pilgrim's Pride Corp.	1,349	30,359
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	522	62,666
SunPower Corp.†	1,531	9,339
		72,005
Precious Metals — 0.0%
Tahoe Resources, Inc.	8,007	64,296
Printing-Commercial — 0.0%
LSC Communications, Inc.	223	5,611
RR Donnelley & Sons Co.	594	7,193
		12,804
Private Equity — 0.2%
Apollo Global Management LLC, Class A	19,584	476,283
Professional Sports — 0.1%
Madison Square Garden Co., Class A†	1,898	379,050
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	1,182	63,592
Scholastic Corp.	7,000	297,990
		361,582
Publishing-Newspapers — 0.6%
News Corp., Class A	121,718	1,582,334
News Corp., Class B	3,235	43,673
		1,626,007
Quarrying — 0.0%
Compass Minerals International, Inc.	896	60,794
Radio — 0.1%
Liberty Media Corp.-Liberty SiriusXM, Series A†	2,419	94,147
Liberty Media Corp.-Liberty SiriusXM, Series C†	4,882	189,324
		283,471
Real Estate Investment Trusts — 8.6%
AGNC Investment Corp.	8,837	175,768
Alexandria Real Estate Equities, Inc.	1,829	202,141
American Campus Communities, Inc.	3,480	165,613
American Homes 4 Rent, Class A	4,431	101,736
Annaly Capital Management, Inc.	58,816	653,446
Apartment Investment & Management Co., Class A	4,150	184,053
Apple Hospitality REIT, Inc.	4,375	83,563
AvalonBay Communities, Inc.	3,644	669,038
Boston Properties, Inc.	3,359	444,765
Brandywine Realty Trust	4,579	74,317
Brixmor Property Group, Inc.	5,095	109,339
Camden Property Trust	2,275	183,047
Care Capital Properties, Inc.	2,013	54,089
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Chimera Investment Corp.	4,992	$100,739
Colony NorthStar, Inc., Class A	9,589	123,794
Columbia Property Trust, Inc.	3,293	73,269
CoreCivic, Inc.	3,110	97,716
Corporate Office Properties Trust	25,351	839,118
CubeSmart	1,511	39,226
CyrusOne, Inc.	228	11,735
DCT Industrial Trust, Inc.	2,397	115,344
DDR Corp.	8,195	102,683
Digital Realty Trust, Inc.	1,259	133,945
Douglas Emmett, Inc.	3,723	142,963
Duke Realty Corp.	9,221	242,236
Empire State Realty Trust, Inc., Class A	1,250	25,800
EPR Properties	11,332	834,375
Equity Commonwealth†	30,749	959,984
Equity Residential	12,000	746,640
Essex Property Trust, Inc.	1,012	234,308
Forest City Realty Trust, Inc., Class A	6,082	132,466
GGP, Inc.	15,225	352,915
Gramercy Property Trust	19,208	505,170
HCP, Inc.	12,365	386,777
Healthcare Trust of America, Inc., Class A	952	29,950
Highwoods Properties, Inc.	2,551	125,331
Hospitality Properties Trust	4,237	133,593
Host Hotels & Resorts, Inc.	19,457	363,068
Kilroy Realty Corp.	2,544	183,372
Kimco Realty Corp.	10,667	235,634
Liberty Property Trust	3,892	150,037
Life Storage, Inc.	5,027	412,817
Macerich Co.	15,223	980,361
Medical Properties Trust, Inc.	59,947	772,717
MFA Financial, Inc.	9,851	79,596
Mid-America Apartment Communities, Inc.	9,539	970,498
National Retail Properties, Inc.	3,805	165,974
Omega Healthcare Investors, Inc.	3,083	101,708
Outfront Media, Inc.	3,084	81,880
Paramount Group, Inc.	4,797	77,759
Park Hotels & Resorts, Inc.	373	9,575
Piedmont Office Realty Trust, Inc., Class A	3,855	82,420
Prologis, Inc.	13,880	720,094
Quality Care Properties, Inc.†	2,473	46,641
Rayonier, Inc.	61,566	1,744,780
Realty Income Corp.	6,813	405,578
Regency Centers Corp.	9,097	603,950
Retail Properties of America, Inc., Class A	6,323	91,178
SBA Communications Corp.†	1,204	144,925
Senior Housing Properties Trust	5,536	112,104
SL Green Realty Corp.	2,598	276,999
Spirit Realty Capital, Inc.	12,772	129,380
Starwood Property Trust, Inc.	6,612	149,299
STORE Capital Corp.	4,017	95,926
Sun Communities, Inc.	8,061	647,540
Tanger Factory Outlet Centers, Inc.	237	7,766

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Taubman Centers, Inc.	9,683	$639,272
Two Harbors Investment Corp.	9,210	88,324
UDR, Inc.	7,063	256,104
Uniti Group, Inc.	3,251	84,038
Ventas, Inc.	6,131	398,760
VEREIT, Inc.	25,581	217,183
Vornado Realty Trust	4,539	455,307
Washington Prime Group, Inc.	22,428	194,899
Weingarten Realty Investors	3,102	103,576
Welltower, Inc.	9,495	672,436
Weyerhaeuser Co.	56,543	1,921,331
WP Carey, Inc.	2,759	171,665
		24,637,463
Real Estate Management/Services — 0.6%
Jones Lang LaSalle, Inc.	1,198	133,517
Realogy Holdings Corp.	51,619	1,537,730
		1,671,247
Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	962	112,795
St. Joe Co.†	11,400	194,370
		307,165
Recreational Vehicles — 0.0%
Brunswick Corp.	446	27,295
Rental Auto/Equipment — 0.2%
AMERCO	60	22,871
Element Fleet Management Corp.	44,910	415,718
Herc Holdings, Inc.†	512	25,032
Hertz Global Holdings, Inc.†	1,539	26,994
United Rentals, Inc.†	343	42,892
		533,507
Retail-Apparel/Shoe — 1.0%
Burlington Stores, Inc.†	798	77,638
Chico's FAS, Inc.	34,500	489,900
Coach, Inc.	6,026	249,055
Express, Inc.†	18,839	171,623
Foot Locker, Inc.	362	27,081
Gap, Inc.	10,946	265,878
L Brands, Inc.	5,248	247,181
PVH Corp.	8,509	880,426
Urban Outfitters, Inc.†	17,199	408,648
		2,817,430
Retail-Arts & Crafts — 0.2%
Michaels Cos., Inc.†	24,453	547,503
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	510	368,756
Genuine Parts Co.	222	20,515
		389,271
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,043	44,109
Penske Automotive Group, Inc.	1,020	47,746
		91,855
Security Description	Shares	Value (Note 2)
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	3,544	$139,846
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	5,169	103,484
MSC Industrial Direct Co., Inc., Class A	678	69,671
		173,155
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	2,722	61,381
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	7,387	363,071
Retail-Discount — 0.1%
Dollar Tree, Inc.†	3,686	289,204
Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	181	12,538
Tiffany & Co.	10,516	1,002,175
		1,014,713
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	8,193	50,469
Retail-Misc./Diversified — 0.2%
CST Brands, Inc.	1,981	95,266
Sally Beauty Holdings, Inc.†	18,964	387,624
		482,890
Retail-Office Supplies — 0.1%
Staples, Inc.	17,177	150,642
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	1,839	66,664
Retail-Regional Department Stores — 0.2%
Dillard's, Inc., Class A	504	26,329
Kohl's Corp.	4,920	195,865
Macy's, Inc.	8,221	243,671
		465,865
Retail-Restaurants — 0.0%
Wendy's Co.	2,394	32,582
Retail-Sporting Goods — 0.0%
Cabela's, Inc.†	1,165	61,873
Dick's Sporting Goods, Inc.	506	24,622
		86,495
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	4,903	65,847
Rubber-Tires — 0.3%
Goodyear Tire & Rubber Co.	24,233	872,388
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,209	68,853
Savings & Loans/Thrifts — 0.5%
Capitol Federal Financial, Inc.	38,200	558,866
New York Community Bancorp, Inc.	40,726	568,942
People's United Financial, Inc.	8,236	149,895
TFS Financial Corp.	1,520	25,263
		1,302,966

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Schools — 0.4%
Graham Holdings Co., Class B	462	$276,992
Strayer Education, Inc.	10,500	845,145
		1,122,137
Semiconductor Components-Integrated Circuits — 1.2%
Analog Devices, Inc.	17,750	1,454,613
Cypress Semiconductor Corp.	8,299	114,194
Marvell Technology Group, Ltd.	75,823	1,157,059
Maxim Integrated Products, Inc.	16,070	722,507
		3,448,373
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	12,600	490,140
Lam Research Corp.	853	109,491
Teradyne, Inc.	5,406	168,127
		767,758
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	203	40,649
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	117	18,194
Steel-Producers — 0.5%
Nucor Corp.	17,514	1,045,936
Reliance Steel & Aluminum Co.	1,850	148,037
Steel Dynamics, Inc.	5,318	184,854
United States Steel Corp.	4,063	137,370
		1,516,197
Telecom Services — 0.2%
Level 3 Communications, Inc.†	7,727	442,139
Telecommunication Equipment — 0.3%
ADTRAN, Inc.	5,364	111,303
ARRIS International PLC†	3,881	102,652
Juniper Networks, Inc.	9,951	276,936
NICE, Ltd., ADR	7,077	481,095
		971,986
Telephone-Integrated — 0.3%
CenturyLink, Inc.	14,215	335,047
Frontier Communications Corp.	31,119	66,595
Telephone & Data Systems, Inc.	11,937	316,450
		718,092
Television — 0.5%
TEGNA, Inc.	5,799	148,571
Tribune Media Co., Class A	36,105	1,345,633
		1,494,204
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	343	78,715
Theaters — 0.0%
Regal Entertainment Group, Class A	1,546	34,909
Tools-Hand Held — 0.6%
Snap-on, Inc.	412	69,492
Stanley Black & Decker, Inc.	11,344	1,507,277
		1,576,769
Security Description	Shares	Value (Note 2)
Toys — 0.3%
Mattel, Inc.	36,300	$929,643
Transport-Marine — 0.0%
Kirby Corp.†	1,404	99,052
Transport-Rail — 0.5%
Genesee & Wyoming, Inc., Class A†	1,612	109,390
Kansas City Southern	14,915	1,279,111
		1,388,501
Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	23,800	1,839,502
Expeditors International of Washington, Inc.	13,731	775,664
Ryder System, Inc.	1,425	107,502
		2,722,668
Transport-Truck — 0.2%
Knight Transportation, Inc.	14,234	446,236
Old Dominion Freight Line, Inc.	679	58,102
		504,338
Vitamins & Nutrition Products — 0.5%
Mead Johnson Nutrition Co.	15,187	1,352,858
Water — 0.2%
American Water Works Co., Inc.	4,708	366,141
Aqua America, Inc.	4,730	152,070
		518,211
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	8,090	697,520
X-Ray Equipment — 0.7%
Hologic, Inc.†	45,400	1,931,770
Total Common Stocks (cost $242,312,067)		273,781,342
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell Midcap Value Index Fund (cost $2,779,798)	33,980	2,820,000
Total Long-Term Investment Securities (cost $245,091,865)		276,601,342
SHORT-TERM INVESTMENT SECURITIES — 2.5%
Registered Investment Companies — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(4)	1,945,425	1,945,425
T. Rowe Price Government Reserve Fund 0.66%(4)	5,141,573	5,141,573
Total Short-Term Investment Securities (cost $7,086,998)		7,086,998

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 03/31/2017, to be repurchased 04/03/2017 in the amount of $462,003 and collateralized by $525,000 of United States Treasury Bonds, bearing interest at 2.50%, due 02/15/2046 and having an approximate value of $471,368	$462,000	$462,000
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 03/31/2017, to be repurchased 04/03/2017 in the amount of $808,006 and collateralized by $825,000 of United States Treasury Bonds, bearing interest at 3.00%, due 05/15/2045 and having an approximate value of $828,328	808,000	808,000
Total Repurchase Agreements (cost $1,270,000)		1,270,000
TOTAL INVESTMENTS (cost $253,448,863)(5)	100.0%	284,958,340
Other assets less liabilities	0.0	89,021
NET ASSETS	100.0%	$285,047,361

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(2)  Illiquid security. At March 31, 2017, the aggregate value of these securities was $8,454 representing 0.0% of net assets.

(3)  Security represents an investment in an affiliated company (see Note 8).

(4)  The rate shown is the 7-day yield as of March 31, 2017.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2017	Unrealized Appreciation (Depreciation)
4	Long	S&P Midcap 400 E-Mini Index	June 2017	$691,687	$687,280	$(4,407)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Food-Retail	$209,972	$—	$8,454	$218,426
Other Industries	273,562,916	—	—	273,562,916
Exchange-Traded Funds	2,820,000	—	—	2,820,000
Short-Term Investment Securities	7,086,998	—	—	7,086,998
Repurchase Agreements	—	1,270,000	—	1,270,000
Total Investments at Value	$283,679,886	$1,270,000	$8,454	$284,958,340

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,407	$—	$—	$4,407

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
Banks-Commercial	10.5%
Real Estate Investment Trusts	4.4
Insurance-Property/Casualty	4.2
Human Resources	2.6
Aerospace/Defense-Equipment	2.3
Recreational Vehicles	2.1
Enterprise Software/Service	2.0
Electronic Components-Misc.	1.8
Chemicals-Specialty	1.6
Auto/Truck Parts & Equipment-Replacement	1.5
Savings & Loans/Thrifts	1.5
Medical-Biomedical/Gene	1.5
Diversified Manufacturing Operations	1.4
Finance-Consumer Loans	1.4
Veterinary Diagnostics	1.3
Retail-Automobile	1.2
Exchange-Traded Funds	1.2
Engineering/R&D Services	1.2
Finance-Other Services	1.1
Commercial Services-Finance	1.1
Medical-Drugs	1.1
Building & Construction Products-Misc.	1.1
Batteries/Battery Systems	1.0
Registered Investment Companies	1.0
Electronic Components-Semiconductors	1.0
Real Estate Management/Services	1.0
Retail-Restaurants	1.0
Finance-Investment Banker/Broker	1.0
Retail-Apparel/Shoe	1.0
Finance-Auto Loans	1.0
Medical Products	0.9
Computer Services	0.9
Time Deposits	0.9
Oil Companies-Exploration & Production	0.9
Electric-Integrated	0.8
Medical-HMO	0.8
Paper & Related Products	0.8
Oil-Field Services	0.8
Professional Sports	0.8
Semiconductor Equipment	0.7
Auto/Truck Parts & Equipment-Original	0.7
Research & Development	0.7
Food-Misc./Diversified	0.7
Repurchase Agreements	0.6
Consumer Products-Misc.	0.6
Machinery-General Industrial	0.6
Diversified Operations/Commercial Services	0.6
Transport-Truck	0.6
Miscellaneous Manufacturing	0.5
Energy-Alternate Sources	0.5
Gas-Distribution	0.5
Entertainment Software	0.5
Applications Software	0.5
Distribution/Wholesale	0.5
Commercial Services	0.5
Wireless Equipment	0.5
Medical Instruments	0.4
Medical-Outpatient/Home Medical	0.4
Power Converter/Supply Equipment	0.4
Data Processing/Management	0.4
Satellite Telecom	0.4%
Home Furnishings	0.4
Insurance-Life/Health	0.4
Computer Aided Design	0.4
Consulting Services	0.4
Rubber-Tires	0.4
Office Supplies & Forms	0.4
Storage/Warehousing	0.4
Printing-Commercial	0.4
Airlines	0.4
Drug Delivery Systems	0.4
Transport-Services	0.3
Semiconductor Components-Integrated Circuits	0.3
Bicycle Manufacturing	0.3
Building-Residential/Commercial	0.3
Containers-Paper/Plastic	0.3
Rubber/Plastic Products	0.3
Telephone-Integrated	0.3
Water	0.3
Building & Construction-Misc.	0.3
Networking Products	0.3
Therapeutics	0.3
Building Products-Cement	0.3
Racetracks	0.3
Footwear & Related Apparel	0.3
Chemicals-Diversified	0.3
Retail-Home Furnishings	0.3
Hotels/Motels	0.3
Tobacco	0.3
Television	0.3
Medical-Hospitals	0.3
Medical-Wholesale Drug Distribution	0.3
Transport-Rail	0.3
Retail-Discount	0.2
Investment Management/Advisor Services	0.2
Electronic Measurement Instruments	0.2
Food-Canned	0.2
Poultry	0.2
Patient Monitoring Equipment	0.2
Metal Products-Distribution	0.2
Computers-Integrated Systems	0.2
Retail-Misc./Diversified	0.2
Engines-Internal Combustion	0.2
Steel-Producers	0.2
Telecom Services	0.2
Transactional Software	0.2
Disposable Medical Products	0.2
Medical Information Systems	0.2
Real Estate Operations & Development	0.2
Web Hosting/Design	0.2
Insurance-Multi-line	0.2
Financial Guarantee Insurance	0.2
Banks-Mortgage	0.2
Building Products-Doors & Windows	0.2
Independent Power Producers	0.2
E-Commerce/Services	0.2
Computer Software	0.2
Telecommunication Equipment	0.2
Security Services	0.2
Diversified Minerals	0.2

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited) (continued)

Industry Allocation* (continued)
Metal Processors & Fabrication	0.1%
Broadcast Services/Program	0.1
Medical-Generic Drugs	0.1
Schools	0.1
Food-Retail	0.1
Building Products-Wood	0.1
Computers-Other	0.1
Telecom Equipment-Fiber Optics	0.1
Chemicals-Fibers	0.1
Food-Dairy Products	0.1
Retail-Hair Salons	0.1
B2B/E-Commerce	0.1
Wire & Cable Products	0.1
Resorts/Theme Parks	0.1
Building-Maintenance & Services	0.1
Building-Heavy Construction	0.1
Aerospace/Defense	0.1
Environmental Consulting & Engineering	0.1
Health Care Cost Containment	0.1
Computers-Periphery Equipment	0.1
Retail-Pawn Shops	0.1
Food-Wholesale/Distribution	0.1
Food-Flour & Grain	0.1
Retail-Vitamins & Nutrition Supplements	0.1
Lasers-System/Components	0.1
Transport-Air Freight	0.1
Linen Supply & Related Items	0.1
Funeral Services & Related Items	0.1
Casino Hotels	0.1
Medical-Nursing Homes	0.1
Platinum	0.1
Protection/Safety	0.1
Metal-Aluminum	0.1
Diagnostic Equipment	0.1
Internet Security	0.1
Housewares	0.1
Publishing-Books	0.1
Computer Data Security	0.1
E-Commerce/Products	0.1
Casino Services	0.1
Circuit Boards	0.1
Office Furnishings-Original	0.1
Oil Field Machinery & Equipment	0.1
Identification Systems	0.1
Retail-Bookstores	0.1
Appliances	0.1
Investment Companies	0.1
Retail-Jewelry	0.1
Auto-Truck Trailers	0.1
Internet Connectivity Services	0.1
Building-Mobile Home/Manufactured Housing	0.1
Athletic Equipment	0.1
Instruments-Controls	0.1
Auto Repair Centers	0.1
Insurance-Reinsurance	0.1
Machinery-Electrical	0.1
Machinery-Farming	0.1
Internet Content-Information/News	0.1
Pollution Control	0.1
Toys	0.1
Machinery-Pumps	0.1%
E-Marketing/Info	0.1
Golf	0.1
Building Products-Air & Heating	0.1
Internet Telephone	0.1
Leisure Games	0.1
Banks-Fiduciary	0.1
Audio/Video Products	0.1
Textile-Apparel	0.1
Electric-Generation	0.1
Multimedia	0.1
Diagnostic Kits	0.1
Motion Pictures & Services	0.1
X-Ray Equipment	0.1
Respiratory Products	0.1
Computers	0.1
Retail-Sporting Goods	0.1
Rental Auto/Equipment	0.1
Retail-Building Products	0.1
Transport-Equipment & Leasing	0.1
Electric-Distribution	0.1
Electronic Security Devices	0.1
Banks-Super Regional	0.1
Machinery-Construction & Mining	0.1
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.2%
Aerospace/Defense — 0.1%
Aerovironment, Inc.†	2,738	$76,746
Cubic Corp.	3,317	175,138
National Presto Industries, Inc.	656	67,043
		318,927
Aerospace/Defense-Equipment — 2.3%
AAR Corp.	9,747	327,792
Aerojet Rocketdyne Holdings, Inc.†	9,951	215,937
Astronics Corp.†	30,107	955,295
Curtiss-Wright Corp.	4,600	419,796
HEICO Corp.	31,707	2,764,850
Kaman Corp.	3,604	173,461
KLX, Inc.†	28,655	1,280,878
Moog, Inc., Class A†	8,489	571,734
Triumph Group, Inc.	6,595	169,821
		6,879,564
Agricultural Operations — 0.0%
Andersons, Inc.	3,488	132,195
Airlines — 0.4%
Alaska Air Group, Inc.	2,700	248,994
Allegiant Travel Co.	1,748	280,117
Hawaiian Holdings, Inc.†	7,109	330,213
SkyWest, Inc.	6,897	236,222
		1,095,546
Apparel Manufacturers — 0.0%
Oxford Industries, Inc.	1,985	113,661
Appliances — 0.1%
iRobot Corp.†	3,625	239,758
Applications Software — 0.5%
Bazaarvoice, Inc.†	57,300	246,390
Ebix, Inc.	2,891	177,074
Progress Software Corp.	36,283	1,054,021
		1,477,485
Athletic Equipment — 0.1%
Nautilus, Inc.†	4,084	74,533
Vista Outdoor, Inc.†	7,590	156,278
		230,811
Audio/Video Products — 0.1%
Daktronics, Inc.	5,335	50,416
Universal Electronics, Inc.†	1,926	131,931
		182,347
Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	4,332	225,697
Auto-Truck Trailers — 0.1%
Wabash National Corp.	11,376	235,369
Auto/Truck Parts & Equipment-Original — 0.7%
American Axle & Manufacturing Holdings, Inc.†	42,206	792,629
Cooper-Standard Holding, Inc.†	2,355	261,240
Gentherm, Inc.†	4,867	191,030
Superior Industries International, Inc.	2,986	75,695
Tenneco, Inc.	11,325	706,906
Titan International, Inc.	6,428	66,466
		2,093,966
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Replacement — 1.5%
Dorman Products, Inc.†	46,079	$3,784,468
Douglas Dynamics, Inc.	17,700	542,505
Motorcar Parts of America, Inc.†	2,487	76,426
Standard Motor Products, Inc.	2,673	131,351
		4,534,750
B2B/E-Commerce — 0.1%
ePlus, Inc.†	2,476	334,384
Banks-Commercial — 10.5%
1st Source Corp.	3,640	170,898
Ameris Bancorp	4,878	224,876
BancFirst Corp.	5,600	503,440
BancorpSouth, Inc.	14,800	447,700
Bank of the Ozarks, Inc.	80,962	4,210,834
Banner Corp.	3,488	194,072
Capital Bank Financial Corp., Class A	11,600	503,440
Cardinal Financial Corp.	4,400	131,736
Cathay General Bancorp, Class B	5,800	218,544
Central Pacific Financial Corp.	23,094	705,291
Central Valley Community Bancorp	1,400	28,700
Chemical Financial Corp.	2,300	117,645
Citizens & Northern Corp.	1,500	34,920
City Holding Co.	5,772	372,179
Columbia Banking System, Inc.	7,738	301,705
Community Bank System, Inc.	5,925	325,756
Customers Bancorp, Inc.†	3,787	119,404
CVB Financial Corp.	37,212	822,013
Eagle Bancorp, Inc.†	63,627	3,798,532
East West Bancorp, Inc.	255	13,161
FCB Financial Holdings, Inc., Class A†	28,200	1,397,310
Fidelity Southern Corp.	2,816	63,022
First BanCorp†	20,821	117,639
First Commonwealth Financial Corp.	35,940	476,564
First Community Bancshares, Inc.	1,600	39,952
First Financial Bancorp	12,048	330,718
First Financial Bankshares, Inc.	8,796	352,720
First Hawaiian, Inc.	5,300	158,576
First Interstate BancSystem, Inc., Class A	3,900	154,635
First Midwest Bancorp, Inc.	10,783	255,341
First NBC Bank Holding Co.†	2,124	8,496
Fulton Financial Corp.	6,200	110,670
Glacier Bancorp, Inc.	10,180	345,407
Great Western Bancorp, Inc.	9,708	411,716
Guaranty Bancorp	2,400	58,440
Hanmi Financial Corp.	4,300	132,225
Home BancShares, Inc.	103,076	2,790,267
Hope Bancorp, Inc.	28,670	549,604
IBERIABANK Corp.	3,529	279,144
Independent Bank Corp.	5,000	103,500
Independent Bank Corp./Rockland Trust Co.	4,297	279,305
Kearny Financial Corp.	18,400	276,920
LegacyTexas Financial Group, Inc.	81,813	3,264,339
MainSource Financial Group, Inc.	1,800	59,274
NBT Bancorp, Inc.	5,772	213,968
OFG Bancorp	19,242	227,056

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Old National Bancorp	17,980	$311,953
Opus Bank	2,417	48,703
PacWest Bancorp	3,900	207,714
Pinnacle Financial Partners, Inc.	6,222	413,452
S&T Bancorp, Inc.	4,644	160,682
ServisFirst Bancshares, Inc.	5,895	214,460
Sierra Bancorp	1,700	46,631
Simmons First National Corp., Class A	6,362	350,864
Southside Bancshares, Inc.	4,630	155,429
Southwest Bancorp, Inc.	1,200	31,380
Suffolk Bancorp	4,902	198,090
TCF Financial Corp.	14,800	251,896
Tompkins Financial Corp.	1,633	131,538
TrustCo Bank Corp. NY	12,752	100,103
Trustmark Corp.	5,100	162,129
UMB Financial Corp.	3,600	271,116
Union Bankshares Corp.	17,963	631,938
United Bankshares, Inc.	10,781	455,497
United Community Banks, Inc.	9,440	261,394
Webster Financial Corp.	3,400	170,136
West Bancorporation, Inc.	2,350	53,932
Westamerica Bancorporation	18,194	1,015,771
		31,346,462
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	11,156	182,958
Banks-Mortgage — 0.2%
Walker & Dunlop, Inc.†	12,589	524,835
Banks-Super Regional — 0.1%
National Bank Holdings Corp., Class A	4,839	157,268
Batteries/Battery Systems — 1.0%
EnerSys	39,354	3,106,605
Beverages-Non-alcoholic — 0.0%
Coca-Cola Bottling Co. Consolidated	618	127,320
Bicycle Manufacturing — 0.3%
Fox Factory Holding Corp.†	35,597	1,021,634
Broadcast Services/Program — 0.1%
TiVo Corp.	16,083	301,556
World Wrestling Entertainment, Inc., Class A	5,121	113,789
		415,345
Building & Construction Products-Misc. — 1.1%
Gibraltar Industries, Inc.†	12,701	523,281
Patrick Industries, Inc.†	26,296	1,864,386
Ply Gem Holdings, Inc.†	10,600	208,820
Quanex Building Products Corp.	4,577	92,684
Simpson Manufacturing Co., Inc.	5,388	232,169
Trex Co., Inc.†	3,909	271,246
		3,192,586
Building & Construction-Misc. — 0.3%
Aegion Corp.†	4,495	102,980
Comfort Systems USA, Inc.	4,949	181,381
Security Description	Shares	Value (Note 2)
Building & Construction-Misc. (continued)
MYR Group, Inc.†	10,537	$432,017
TopBuild Corp.†	5,018	235,846
		952,224
Building Products-Air & Heating — 0.1%
AAON, Inc.	5,252	185,658
Building Products-Cement — 0.3%
Continental Building Products, Inc.†	23,200	568,400
Headwaters, Inc.†	9,962	233,908
US Concrete, Inc.†	1,946	125,614
		927,922
Building Products-Doors & Windows — 0.2%
Apogee Enterprises, Inc.	3,810	227,114
Griffon Corp.	4,150	102,297
JELD-WEN Holding, Inc.†	3,300	108,405
PGT Innovations, Inc.†	6,518	70,069
		507,885
Building Products-Wood — 0.1%
Boise Cascade Co.†	5,102	136,224
Universal Forest Products, Inc.	2,708	266,846
		403,070
Building-Heavy Construction — 0.1%
MasTec, Inc.†	7,300	292,365
Orion Group Holdings, Inc.†	3,682	27,505
		319,870
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	7,388	322,117
Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	1,125	130,950
Winnebago Industries, Inc.	3,530	103,253
		234,203
Building-Residential/Commercial — 0.3%
Installed Building Products, Inc.†	2,662	140,420
LGI Homes, Inc.†	2,265	76,806
M/I Homes, Inc.†	3,294	80,703
MDC Holdings, Inc.	5,493	165,065
Meritage Homes Corp.†	5,017	184,626
Taylor Morrison Home Corp., Class A†	11,900	253,708
UCP, Inc., Class A†	2,600	26,390
William Lyon Homes, Class A†	3,119	64,314
		992,032
Casino Hotels — 0.1%
Boyd Gaming Corp.†	10,978	241,626
Monarch Casino & Resort, Inc.†	1,464	43,246
		284,872
Casino Services — 0.1%
Scientific Games Corp., Class A†	11,000	260,150
Cellular Telecom — 0.0%
ATN International, Inc.	1,418	99,856
Chemicals-Diversified — 0.3%
Aceto Corp.	4,006	63,335
AdvanSix, Inc.†	4,048	110,591

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified (continued)
Innophos Holdings, Inc.	2,588	$139,674
Innospec, Inc.	3,202	207,330
Koppers Holdings, Inc.†	7,249	306,995
		827,925
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	28,856	388,113
Chemicals-Other — 0.0%
American Vanguard Corp.	8,337	138,394
Chemicals-Plastics — 0.0%
A. Schulman, Inc.	3,915	123,127
Chemicals-Specialty — 1.6%
Balchem Corp.	30,926	2,548,921
Calgon Carbon Corp.	6,737	98,360
H.B. Fuller Co.	6,682	344,524
Hawkins, Inc.	1,273	62,377
Ingevity Corp.†	5,601	340,821
Kraton Corp.†	4,113	127,174
Minerals Technologies, Inc.	7,500	574,500
OMNOVA Solutions, Inc.†	17,200	170,280
Quaker Chemical Corp.	1,766	232,512
Stepan Co.	2,588	203,960
		4,703,429
Circuit Boards — 0.1%
Park Electrochemical Corp.	2,530	45,186
TTM Technologies, Inc.†	12,519	201,931
		247,117
Coal — 0.0%
Cloud Peak Energy, Inc.†	9,973	45,676
SunCoke Energy, Inc.†	8,738	78,293
Westmoreland Coal Co.†	1,600	23,232
		147,201
Commercial Services — 0.5%
Healthcare Services Group, Inc.	9,685	417,327
HMS Holdings Corp.†	26,115	530,918
Medifast, Inc.	2,381	105,645
Nutrisystem, Inc.	3,974	220,557
Team, Inc.†	3,924	106,144
		1,380,591
Commercial Services-Finance — 1.1%
Cardtronics PLC, Class A†	6,062	283,399
Euronet Worldwide, Inc.†	1,700	145,384
EVERTEC, Inc.	2,300	36,570
Green Dot Corp., Class A†	5,929	197,791
LendingTree, Inc.†	960	120,336
MarketAxess Holdings, Inc.	3,100	581,219
WEX, Inc.†	18,476	1,912,266
		3,276,965
Communications Software — 0.0%
Digi International, Inc.†	3,516	41,840
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	20,300	1,196,076
Security Description	Shares	Value (Note 2)
Computer Data Security — 0.1%
Qualys, Inc.†	6,918	$262,192
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	5,490	110,349
Computer Services — 0.9%
Barracuda Networks, Inc.†	9,000	207,990
CACI International, Inc., Class A†	3,245	380,638
Convergys Corp.	11,400	241,110
Engility Holdings, Inc.†	2,348	67,951
ExlService Holdings, Inc.†	4,457	211,084
Insight Enterprises, Inc.†	4,721	193,986
Science Applications International Corp.	5,550	412,920
Sykes Enterprises, Inc.†	5,250	154,350
TeleTech Holdings, Inc.	2,102	62,219
Unisys Corp.†	46,500	648,675
Virtusa Corp.†	3,666	110,787
		2,691,710
Computer Software — 0.2%
Blackbaud, Inc.	6,323	484,784
Computers — 0.1%
Nutanix, Inc., Class A†	8,800	165,176
Computers-Integrated Systems — 0.2%
Agilysys, Inc.†	2,008	18,975
Cray, Inc.†	5,419	118,676
Mercury Systems, Inc.†	6,378	249,061
MTS Systems Corp.	2,218	122,101
Super Micro Computer, Inc.†	5,011	127,029
		635,842
Computers-Other — 0.1%
Lumentum Holdings, Inc.†	7,379	393,670
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	6,177	301,623
Consulting Services — 0.4%
Forrester Research, Inc.	1,333	52,987
Franklin Covey Co.†	7,200	145,440
Huron Consulting Group, Inc.†	20,300	854,630
Navigant Consulting, Inc.†	6,239	142,623
		1,195,680
Consumer Products-Misc. — 0.6%
Central Garden & Pet Co.†	1,350	50,045
Central Garden & Pet Co., Class A†	4,501	156,275
Helen of Troy, Ltd.†	15,181	1,430,050
WD-40 Co.	1,878	204,608
		1,840,978
Containers-Paper/Plastic — 0.3%
Graphic Packaging Holding Co.	45,300	583,011
KapStone Paper and Packaging Corp.	11,704	270,362
Multi-Color Corp.	1,759	124,889
		978,262
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	2,276	83,188

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management — 0.4%
CSG Systems International, Inc.	16,369	$618,912
Fair Isaac Corp.	5,300	683,435
		1,302,347
Diagnostic Equipment — 0.1%
BioTelemetry, Inc.†	3,774	109,257
Repligen Corp.†	4,503	158,506
		267,763
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	5,614	77,473
OraSure Technologies, Inc.†	7,415	95,876
		173,349
Disposable Medical Products — 0.2%
ICU Medical, Inc.†	1,975	301,583
Merit Medical Systems, Inc.†	6,540	189,006
Utah Medical Products, Inc.	1,300	80,990
		571,579
Distribution/Wholesale — 0.5%
Anixter International, Inc.†	3,788	300,388
Core-Mark Holding Co., Inc.	6,161	192,162
Essendant, Inc.	9,085	137,638
Fossil Group, Inc.†	5,586	97,476
G-III Apparel Group, Ltd.†	5,823	127,465
ScanSource, Inc.†	4,360	171,130
Titan Machinery, Inc.†	21,600	331,344
Veritiv Corp.†	1,533	79,409
		1,437,012
Diversified Manufacturing Operations — 1.4%
Actuant Corp., Class A	25,173	663,309
AZZ, Inc.	3,453	205,453
Barnes Group, Inc.	6,659	341,873
Colfax Corp.†	22,405	879,620
EnPro Industries, Inc.	2,849	202,735
Fabrinet†	4,916	206,619
Federal Signal Corp.	7,944	109,707
GP Strategies Corp.†	32,882	831,915
Harsco Corp.†	10,666	135,991
LSB Industries, Inc.†	2,721	25,523
Lydall, Inc.†	2,293	122,905
Raven Industries, Inc.	4,800	139,440
Standex International Corp.	1,696	169,854
Tredegar Corp.	3,376	59,249
		4,094,193
Diversified Minerals — 0.2%
US Silica Holdings, Inc.	9,705	465,743
Diversified Operations/Commercial Services — 0.6%
Colliers International Group, Inc.	33,349	1,574,073
Viad Corp.	2,702	122,130
		1,696,203
Drug Delivery Systems — 0.4%
Depomed, Inc.†	8,261	103,676
Heron Therapeutics, Inc.†	3,100	46,500
Security Description	Shares	Value (Note 2)
Drug Delivery Systems (continued)
Nektar Therapeutics†	35,864	$841,728
Revance Therapeutics, Inc.†	4,500	93,600
		1,085,504
E-Commerce/Products — 0.1%
FTD Cos., Inc.†	2,281	45,940
Shutterfly, Inc.†	4,477	216,194
		262,134
E-Commerce/Services — 0.2%
RetailMeNot, Inc.†	30,900	250,290
Stamps.com, Inc.†	2,084	246,641
		496,931
E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	9,157	73,256
New Media Investment Group, Inc.	7,113	101,076
QuinStreet, Inc.†	4,774	18,618
		192,950
E-Services/Consulting — 0.0%
Perficient, Inc.†	4,712	81,800
Electric Products-Misc. — 0.0%
Graham Corp.	2,500	57,500
Electric-Distribution — 0.1%
Spark Energy, Inc., Class A	5,000	159,750
Electric-Generation — 0.1%
Atlantic Power Corp.†	66,500	176,225
Electric-Integrated — 0.8%
ALLETE, Inc.	6,658	450,813
Avista Corp.	10,255	400,458
El Paso Electric Co.	12,395	625,947
NorthWestern Corp.	1,900	111,530
PNM Resources, Inc.	5,200	192,400
Portland General Electric Co.	12,300	546,366
		2,327,514
Electronic Components-Misc. — 1.8%
Bel Fuse, Inc., Class B	7,255	185,365
Benchmark Electronics, Inc.†	35,702	1,135,324
CTS Corp.	4,359	92,847
Knowles Corp.†	25,600	485,120
Methode Electronics, Inc.	4,894	223,166
OSI Systems, Inc.†	18,764	1,369,584
Plexus Corp.†	4,482	259,060
Rogers Corp.†	2,399	206,002
Sanmina Corp.†	18,983	770,710
Stoneridge, Inc.†	22,400	406,336
Vishay Intertechnology, Inc.	22,200	365,190
		5,498,704
Electronic Components-Semiconductors — 1.0%
Alpha & Omega Semiconductor, Ltd.†	15,739	270,553
CEVA, Inc.†	2,824	100,252
Diodes, Inc.†	5,076	122,078
DSP Group, Inc.†	2,877	34,524
InvenSense, Inc.†	20,500	258,915

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Kopin Corp.†	8,082	$33,136
Rambus, Inc.†	14,789	194,327
Semtech Corp.†	8,732	295,142
Silicon Laboratories, Inc.†	1,200	88,260
Synaptics, Inc.†	12,000	594,120
Xperi Corp.	30,825	1,046,509
		3,037,816
Electronic Measurement Instruments — 0.2%
Badger Meter, Inc.	3,873	142,333
ESCO Technologies, Inc.	3,422	198,818
FARO Technologies, Inc.†	2,219	79,329
Itron, Inc.†	4,435	269,205
		689,685
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	1,500	140,850
Electronic Security Devices — 0.1%
TASER International, Inc.†	6,955	158,504
Energy-Alternate Sources — 0.5%
FutureFuel Corp.	3,325	47,148
Green Plains, Inc.	4,724	116,919
Renewable Energy Group, Inc.†	23,100	241,395
REX American Resources Corp.†	13,053	1,181,166
		1,586,628
Engineering/R&D Services — 1.2%
EMCOR Group, Inc.	14,900	937,955
Exponent, Inc.	37,969	2,261,054
VSE Corp.	6,500	265,200
		3,464,209
Engines-Internal Combustion — 0.2%
Briggs & Stratton Corp.	27,595	619,508
Enterprise Software/Service — 2.0%
Alteryx, Inc., Class A†	3,400	53,142
Blackline, Inc.†	1,000	29,760
Coupa Software, Inc.†	5,400	137,160
Donnelley Financial Solutions, Inc.†	3,470	66,936
LivePerson, Inc.†	7,095	48,601
Manhattan Associates, Inc.†	42,317	2,202,600
ManTech International Corp., Class A	3,400	117,742
MicroStrategy, Inc., Class A†	1,251	234,938
MuleSoft, Inc., Class A†	4,800	116,784
Omnicell, Inc.†	4,916	199,835
Open Text Corp.	11,597	394,414
SPS Commerce, Inc.†	2,286	133,708
Tyler Technologies, Inc.†	13,998	2,163,531
		5,899,151
Entertainment Software — 0.5%
Take-Two Interactive Software, Inc.†	25,550	1,514,349
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	7,624	311,440
Finance-Auto Loans — 1.0%
Credit Acceptance Corp.†	14,319	2,855,352
Security Description	Shares	Value (Note 2)
Finance-Consumer Loans — 1.4%
Encore Capital Group, Inc.†	3,133	$96,497
Enova International, Inc.†	3,093	45,931
Nelnet, Inc., Class A	4,800	210,528
PRA Group, Inc.†	110,529	3,664,036
Regional Management Corp.†	1,200	23,316
World Acceptance Corp.†	795	41,165
		4,081,473
Finance-Investment Banker/Broker — 1.0%
Diamond Hill Investment Group, Inc.	7,047	1,370,994
Evercore Partners, Inc., Class A	5,213	406,093
Greenhill & Co., Inc.	3,658	107,179
Houlihan Lokey, Inc.	800	27,560
Interactive Brokers Group, Inc., Class A	9,044	314,008
INTL. FCStone, Inc.†	2,006	76,148
Investment Technology Group, Inc.	4,200	85,050
KCG Holdings, Inc., Class A†	8,500	151,555
Piper Jaffray Cos.	1,896	121,059
Stifel Financial Corp.†	4,500	225,855
		2,885,501
Finance-Other Services — 1.1%
WageWorks, Inc.†	46,184	3,339,103
Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	34,900	295,603
MGIC Investment Corp.†	15,100	152,963
NMI Holdings, Inc., Class A†	7,000	79,800
		528,366
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	2,409	129,002
Food-Canned — 0.2%
Seneca Foods Corp., Class A†	2,227	80,395
TreeHouse Foods, Inc.†	7,079	599,308
		679,703
Food-Dairy Products — 0.1%
Dean Foods Co.	17,600	346,016
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	3,400	297,568
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	8,843	355,931
Cal-Maine Foods, Inc.	3,955	145,544
Darling Ingredients, Inc.†	83,311	1,209,676
J&J Snack Foods Corp.	1,991	269,900
John B. Sanfilippo & Son, Inc.	1,153	84,388
		2,065,439
Food-Retail — 0.1%
Ingles Markets, Inc., Class A	6,200	267,530
SUPERVALU, Inc.†	35,606	137,439
		404,969
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	2,042	123,745
SpartanNash Co.	4,991	174,635
		298,380

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Footwear & Related Apparel — 0.3%
Crocs, Inc.†	9,803	$69,307
Iconix Brand Group, Inc.†	22,167	166,696
Steven Madden, Ltd.†	7,169	276,365
Wolverine World Wide, Inc.	12,868	321,314
		833,682
Forestry — 0.0%
Deltic Timber Corp.	1,407	109,915
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	4,290	290,219
Gas-Distribution — 0.5%
Northwest Natural Gas Co.	3,808	225,053
South Jersey Industries, Inc.	10,572	376,892
Southwest Gas Corp.	3,500	290,185
Spire, Inc.	10,185	687,487
		1,579,617
Golf — 0.1%
Acushnet Holdings Corp.†	3,100	53,568
Callaway Golf Co.	12,582	139,283
		192,851
Hazardous Waste Disposal — 0.0%
US Ecology, Inc.	2,900	135,865
Health Care Cost Containment — 0.1%
CorVel Corp.†	1,298	56,463
HealthEquity, Inc.†	5,845	248,120
		304,583
Home Furnishings — 0.4%
American Woodmark Corp.†	1,858	170,564
Ethan Allen Interiors, Inc.	3,389	103,873
La-Z-Boy, Inc.	6,494	175,338
Leggett & Platt, Inc.	5,800	291,856
Select Comfort Corp.†	20,314	503,584
		1,245,215
Hotels/Motels — 0.3%
Belmond, Ltd., Class A†	11,240	136,004
ILG, Inc.	14,079	295,096
La Quinta Holdings, Inc.†	19,600	264,992
Marcus Corp.	2,518	80,828
		776,920
Housewares — 0.1%
NACCO Industries, Inc., Class A	3,800	265,240
Human Resources — 2.6%
AMN Healthcare Services, Inc.†	46,066	1,870,280
Barrett Business Services, Inc.	12,296	671,607
CDI Corp.†	1,836	15,698
Cross Country Healthcare, Inc.†	17,387	249,677
Heidrick & Struggles International, Inc.	2,472	65,137
Insperity, Inc.	18,221	1,615,292
Kelly Services, Inc., Class A	3,889	85,014
Korn/Ferry International	7,639	240,552
On Assignment, Inc.†	57,735	2,801,880
Security Description	Shares	Value (Note 2)
Human Resources (continued)
Resources Connection, Inc.	3,954	$66,229
TriNet Group, Inc.†	1,900	54,910
TrueBlue, Inc.†	5,611	153,461
		7,889,737
Identification Systems — 0.1%
Brady Corp., Class A	6,334	244,809
Independent Power Producers — 0.2%
Dynegy, Inc.†	35,000	275,100
Ormat Technologies, Inc.	3,900	222,612
		497,712
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	3,700	230,695
Insurance Brokers — 0.0%
eHealth, Inc.†	2,221	26,741
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	14,044	331,860
CNO Financial Group, Inc.	20,400	418,200
Primerica, Inc.	5,900	484,980
		1,235,040
Insurance-Multi-line — 0.2%
Horace Mann Educators Corp.	5,366	220,274
Kemper Corp.	4,800	191,520
United Fire Group, Inc.	2,879	123,135
		534,929
Insurance-Property/Casualty — 4.2%
Ambac Financial Group, Inc.†	1,100	20,746
AMERISAFE, Inc.	28,839	1,871,651
AmTrust Financial Services, Inc.	127,287	2,349,718
Employers Holdings, Inc.	4,276	162,274
First American Financial Corp.	3,700	145,336
Global Indemnity, Ltd.†	1,400	53,886
HCI Group, Inc.	1,135	51,733
Infinity Property & Casualty Corp.	1,469	140,290
National General Holdings Corp.	117,691	2,796,338
Navigators Group, Inc.	8,648	469,586
ProAssurance Corp.	11,578	697,574
RLI Corp.	48,956	2,938,339
Safety Insurance Group, Inc.	1,895	132,840
Selective Insurance Group, Inc.	7,742	365,035
Stewart Information Services Corp.	4,009	177,118
United Insurance Holdings Corp.	2,361	37,658
Universal Insurance Holdings, Inc.	6,051	148,250
		12,558,372
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	1,700	88,485
Maiden Holdings, Ltd.	9,755	136,570
		225,055
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	5,447	234,493

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Entertainment — 0.0%
Shutterstock, Inc.†	2,525	$104,409
Internet Content-Information/News — 0.1%
DHI Group, Inc.†	18,301	72,289
HealthStream, Inc.†	3,382	81,946
XO Group, Inc.†	3,290	56,621
		210,856
Internet Security — 0.1%
VASCO Data Security International, Inc.†	10,110	136,485
Zix Corp.†	26,900	129,389
		265,874
Internet Telephone — 0.1%
8x8, Inc.†	12,096	184,464
Investment Companies — 0.1%
Acacia Research Corp.†	41,500	238,625
Investment Management/Advisor Services — 0.2%
Federated Investors, Inc., Class B	2,100	55,314
Financial Engines, Inc.	7,615	331,633
Virtus Investment Partners, Inc.	2,062	218,366
WisdomTree Investments, Inc.	15,270	138,652
		743,965
Lasers-System/Components — 0.1%
Electro Scientific Industries, Inc.†	4,346	30,292
II-VI, Inc.†	7,240	261,002
		291,294
Leisure Games — 0.1%
Intrawest Resorts Holdings, Inc.†	7,375	184,449
Linen Supply & Related Items — 0.1%
UniFirst Corp.	2,054	290,538
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	1,800	70,614
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	2,544	156,443
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	5,121	220,459
Machinery-Farming — 0.1%
Alamo Group, Inc.	1,255	95,618
Lindsay Corp.	1,414	124,602
		220,220
Machinery-General Industrial — 0.6%
Albany International Corp., Class A	3,845	177,063
Applied Industrial Technologies, Inc.	10,187	630,066
Chart Industries, Inc.†	4,082	142,625
DXP Enterprises, Inc.†	11,053	418,577
Kadant, Inc.	4,800	284,880
Tennant Co.	2,354	171,018
		1,824,229
Machinery-Pumps — 0.1%
SPX FLOW, Inc.†	5,626	195,278
Medical Imaging Systems — 0.0%
Analogic Corp.	1,657	125,766
Security Description	Shares	Value (Note 2)
Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.	1,422	$39,816
Medidata Solutions, Inc.†	7,293	420,733
Quality Systems, Inc.†	6,146	93,665
		554,214
Medical Instruments — 0.4%
Abaxis, Inc.	2,999	145,451
AngioDynamics, Inc.†	4,250	73,737
CONMED Corp.	3,295	146,331
CryoLife, Inc.†	3,598	59,907
Halyard Health, Inc.†	10,500	399,945
Integra LifeSciences Holdings Corp.†	7,952	335,018
Natus Medical, Inc.†	4,372	171,601
		1,331,990
Medical Products — 0.9%
Cantel Medical Corp.	4,828	386,723
Haemonetics Corp.†	6,918	280,663
Integer Holdings Corp.†	3,670	147,534
Invacare Corp.	4,217	50,182
Luminex Corp.	4,957	91,060
MiMedx Group, Inc.†	13,321	126,949
Orthofix International NV†	14,121	538,716
Surmodics, Inc.†	8,564	205,964
Wright Medical Group NV†	20,100	625,512
Zeltiq Aesthetics, Inc.†	4,832	268,708
		2,722,011
Medical-Biomedical/Gene — 1.5%
Acorda Therapeutics, Inc.†	6,174	129,654
Aduro Biotech, Inc.†	900	9,675
AMAG Pharmaceuticals, Inc.†	6,268	141,343
AnaptysBio, Inc.†	3,600	99,900
ANI Pharmaceuticals, Inc.†	1,057	52,332
Ardelyx, Inc.†	1,900	24,035
Audentes Therapeutics, Inc.†	1,300	22,152
Bellicum Pharmaceuticals, Inc.†	7,200	88,848
Blueprint Medicines Corp.†	2,100	83,979
Cambrex Corp.†	6,003	330,465
CytomX Therapeutics, Inc.†	8,000	138,160
Edge Therapeutics, Inc.†	6,000	54,660
Emergent BioSolutions, Inc.†	4,601	133,613
Exelixis, Inc.†	4,400	95,348
FibroGen, Inc.†	5,000	123,250
Five Prime Therapeutics, Inc.†	2,400	86,760
Halozyme Therapeutics, Inc.†	7,400	95,904
Idera Pharmaceuticals, Inc.†	10,900	26,923
Infinity Pharmaceuticals, Inc.†	11,300	36,499
Innoviva, Inc.†	10,314	142,643
Karyopharm Therapeutics, Inc.†	8,800	112,992
Kite Pharma, Inc.†	2,200	172,678
Lexicon Pharmaceuticals, Inc.†	8,800	126,192
Ligand Pharmaceuticals, Inc.†	2,524	267,140
Medicines Co.†	9,495	464,306
Momenta Pharmaceuticals, Inc.†	8,602	114,837
Myriad Genetics, Inc.†	9,058	173,914
Prothena Corp. PLC†	4,500	251,055
Puma Biotechnology, Inc.†	2,000	74,400
Sage Therapeutics, Inc.†	1,600	113,712

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Selecta Biosciences, Inc.†	5,600	$80,192
Spark Therapeutics, Inc.†	1,200	64,008
Spectrum Pharmaceuticals, Inc.†	9,430	61,295
Tokai Pharmaceuticals, Inc.†	4,800	4,010
Ultragenyx Pharmaceutical, Inc.†	3,850	260,953
Versartis, Inc.†	3,100	66,185
		4,324,012
Medical-Drugs — 1.1%
ACADIA Pharmaceuticals, Inc.†	5,600	192,528
Adamas Pharmaceuticals, Inc.†	5,400	94,500
Aimmune Therapeutics, Inc.†	8,800	191,224
Amicus Therapeutics, Inc.†	34,600	246,698
Chimerix, Inc.†	2,200	14,036
Clovis Oncology, Inc.†	4,700	299,249
Coherus Biosciences, Inc.†	4,300	90,945
Eagle Pharmaceuticals, Inc.†	1,078	89,409
Enanta Pharmaceuticals, Inc.†	1,849	56,949
Global Blood Therapeutics, Inc.†	5,400	198,990
Horizon Pharma PLC†	4,200	62,076
Immune Design Corp.†	8,000	54,400
Jounce Therapeutics, Inc.†	2,900	63,771
Lannett Co., Inc.†	3,908	87,344
MyoKardia, Inc.†	4,400	57,860
Ophthotech Corp.†	2,500	9,150
Pacira Pharmaceuticals, Inc.†	4,600	209,760
PharMerica Corp.†	4,095	95,823
Prestige Brands Holdings, Inc.†	2,000	111,120
Progenics Pharmaceuticals, Inc.†	9,319	87,971
Ra Pharmaceuticals, Inc.†	1,900	40,451
Radius Health, Inc.†	3,100	119,815
Reata Pharmaceuticals, Inc., Class A†	3,568	80,815
SciClone Pharmaceuticals, Inc.†	6,847	67,101
Sucampo Pharmaceuticals, Inc., Class A†	3,293	36,223
Supernus Pharmaceuticals, Inc.†	6,668	208,709
Synergy Pharmaceuticals, Inc.†	38,300	178,478
TESARO, Inc.†	300	46,161
TG Therapeutics, Inc.†	12,100	140,965
		3,232,521
Medical-Generic Drugs — 0.1%
Amphastar Pharmaceuticals, Inc.†	10,776	156,252
AveXis, Inc.†	1,700	129,251
Impax Laboratories, Inc.†	9,810	124,097
		409,600
Medical-HMO — 0.8%
Magellan Health, Inc.†	3,139	216,748
Molina Healthcare, Inc.†	9,400	428,640
Tivity Health, Inc.†	33,954	988,061
Triple-S Management Corp., Class B†	12,100	212,597
UnitedHealth Group, Inc.	1,003	164,539
WellCare Health Plans, Inc.†	2,250	315,473
		2,326,058
Security Description	Shares	Value (Note 2)
Medical-Hospitals — 0.3%
Adeptus Health, Inc., Class A†	2,001	$3,602
Community Health Systems, Inc.†	15,145	134,336
Quorum Health Corp.†	80,551	438,197
Select Medical Holdings Corp.†	14,297	190,865
		767,000
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	6,364	119,643
Genesis Healthcare, Inc.†	26,200	69,168
Kindred Healthcare, Inc.	11,324	94,556
		283,367
Medical-Outpatient/Home Medical — 0.4%
Air Methods Corp.†	4,411	189,673
Almost Family, Inc.†	1,586	77,079
Amedisys, Inc.†	3,710	189,544
Chemed Corp.	2,170	396,437
Civitas Solutions, Inc.†	16,000	293,600
LHC Group, Inc.†	1,982	106,830
Providence Service Corp.†	1,620	71,993
		1,325,156
Medical-Wholesale Drug Distribution — 0.3%
Owens & Minor, Inc.	22,100	764,660
Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc.	2,178	129,460
Haynes International, Inc.	1,665	63,470
Mueller Industries, Inc.	7,663	262,305
		455,235
Metal Products-Distribution — 0.2%
Olympic Steel, Inc.	6,110	113,402
Worthington Industries, Inc.	11,600	523,044
		636,446
Metal-Aluminum — 0.1%
Century Aluminum Co.†	6,616	83,957
Kaiser Aluminum Corp.	2,325	185,768
		269,725
Miscellaneous Manufacturing — 0.5%
Hillenbrand, Inc.	8,472	303,721
John Bean Technologies Corp.	15,110	1,328,925
		1,632,646
Motion Pictures & Services — 0.1%
Eros International PLC†	16,300	167,890
Multimedia — 0.1%
E.W. Scripps Co., Class A†	7,451	174,651
Networking Products — 0.3%
Black Box Corp.	16,415	146,914
Extreme Networks, Inc.†	32,300	242,573
Ixia†	8,488	166,789
NETGEAR, Inc.†	7,781	385,549
		941,825
Non-Ferrous Metals — 0.0%
Materion Corp.	2,654	89,042
Office Furnishings-Original — 0.1%
Interface, Inc.	12,944	246,583

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Office Supplies & Forms — 0.4%
ACCO Brands Corp.†	86,200	$1,133,530
Oil & Gas Drilling — 0.0%
Atwood Oceanics, Inc.†	9,955	94,871
Parker Drilling Co.†	21,200	37,100
		131,971
Oil Companies-Exploration & Production — 0.9%
Bill Barrett Corp.†	81,973	372,977
Carrizo Oil & Gas, Inc.†	8,144	233,407
Contango Oil & Gas Co.†	3,025	22,143
Denbury Resources, Inc.†	142,864	368,589
EP Energy Corp., Class A†	54,783	260,219
Northern Oil and Gas, Inc.†	6,506	16,916
PDC Energy, Inc.†	7,436	463,635
Sanchez Energy Corp.†	22,100	210,834
SRC Energy, Inc.†	26,695	225,306
Unit Corp.†	15,071	364,115
		2,538,141
Oil Field Machinery & Equipment — 0.1%
Exterran Corp.†	4,195	131,933
Flotek Industries, Inc.†	7,205	92,152
Gulf Island Fabrication, Inc.	1,817	20,986
		245,071
Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	1,000	37,350
Oil-Field Services — 0.8%
Archrock, Inc.	16,984	210,602
Bristow Group, Inc.	4,248	64,612
CARBO Ceramics, Inc.†	2,816	36,721
Era Group, Inc.†	2,583	34,251
Helix Energy Solutions Group, Inc.†	18,268	141,942
Matrix Service Co.†	3,537	58,360
MRC Global, Inc.†	30,100	551,733
Newpark Resources, Inc.†	11,273	91,311
NOW, Inc.†	17,700	300,192
Pioneer Energy Services Corp.†	19,326	77,304
SEACOR Holdings, Inc.†	9,143	632,604
Tesco Corp.†	6,215	50,031
TETRA Technologies, Inc.†	15,382	62,605
		2,312,268
Paper & Related Products — 0.8%
Clearwater Paper Corp.†	2,190	122,640
Domtar Corp.	2,700	98,604
Neenah Paper, Inc.	24,069	1,797,955
P.H. Glatfelter Co.	5,795	125,983
Schweitzer-Mauduit International, Inc.	4,086	169,242
		2,314,424
Patient Monitoring Equipment — 0.2%
Masimo Corp.†	7,000	652,820
Pharmacy Services — 0.0%
Diplomat Pharmacy, Inc.†	5,773	92,079
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	1,665	108,725
Security Description	Shares	Value (Note 2)
Platinum — 0.1%
Stillwater Mining Co.†	16,127	$278,513
Pollution Control — 0.1%
CECO Environmental Corp.	19,300	202,843
Poultry — 0.2%
Pilgrim's Pride Corp.	11,200	252,056
Sanderson Farms, Inc.	4,062	421,798
		673,854
Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	13,086	897,176
Powell Industries, Inc.	7,238	249,277
SPX Corp.†	5,617	136,212
Vicor Corp.†	2,127	34,245
		1,316,910
Printing-Commercial — 0.4%
ARC Document Solutions, Inc.†	5,500	18,975
Deluxe Corp.	7,100	512,407
Ennis, Inc.	20,200	343,400
LSC Communications, Inc.	4,318	108,641
RR Donnelley & Sons Co.	9,290	112,502
		1,095,925
Professional Sports — 0.8%
Madison Square Garden Co., Class A†	11,389	2,274,497
Protection/Safety — 0.1%
Landauer, Inc.	5,680	276,900
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	11,100	112,665
Scholastic Corp.	3,582	152,486
		265,151
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	15,109	126,613
Racetracks — 0.3%
Penn National Gaming, Inc.†	39,904	735,431
Speedway Motorsports, Inc.	5,700	107,388
		842,819
Real Estate Investment Trusts — 4.4%
Acadia Realty Trust	11,268	338,716
Agree Realty Corp.	3,479	166,853
American Assets Trust, Inc.	11,835	495,176
Armada Hoffler Properties, Inc.	900	12,501
Ashford Hospitality Trust, Inc.	42,700	271,999
Capstead Mtg. Corp.	53,369	562,509
CareTrust REIT, Inc.	8,809	148,167
CBL & Associates Properties, Inc.	7,000	66,780
Cedar Realty Trust, Inc.	10,113	50,767
Chesapeake Lodging Trust	7,995	191,560
CoreSite Realty Corp.	17,113	1,541,026
CubeSmart	4,600	119,416
CyrusOne, Inc.	1,400	72,058
CYS Investments, Inc.	100,200	796,590
DCT Industrial Trust, Inc.	5,550	267,066
DiamondRock Hospitality Co.	33,432	372,767
EastGroup Properties, Inc.	7,432	546,475
EPR Properties	300	22,089

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Equity LifeStyle Properties, Inc.	1,700	$131,002
First Industrial Realty Trust, Inc.	3,400	90,542
Four Corners Property Trust, Inc.	7,966	181,864
Franklin Street Properties Corp.	20,165	244,803
Getty Realty Corp.	3,587	90,644
Gladstone Commercial Corp.	1,300	26,871
Government Properties Income Trust	15,864	332,034
Hersha Hospitality Trust	17,456	327,998
Highwoods Properties, Inc.	2,600	127,738
Hospitality Properties Trust	7,000	220,710
Kite Realty Group Trust	11,114	238,951
Lexington Realty Trust	28,778	287,205
LTC Properties, Inc.	16,166	774,352
Mack-Cali Realty Corp.	6,100	164,334
Mid-America Apartment Communities, Inc.	1,972	200,631
Monogram Residential Trust, Inc.	6,000	59,820
National Retail Properties, Inc.	900	39,258
Parkway, Inc.	5,684	113,055
Pennsylvania Real Estate Investment Trust	12,843	194,443
Potlatch Corp.	9,600	438,720
PS Business Parks, Inc.	3,799	435,973
Ramco-Gershenson Properties Trust	12,600	176,652
Retail Opportunity Investments Corp.	14,540	305,776
RLJ Lodging Trust	32,800	771,128
Sabra Health Care REIT, Inc.	8,685	242,572
Saul Centers, Inc.	4,866	299,843
Silver Bay Realty Trust Corp.	1,500	32,205
Summit Hotel Properties, Inc.	14,640	233,947
Taubman Centers, Inc.	2,300	151,846
Universal Health Realty Income Trust	1,664	107,328
Urstadt Biddle Properties, Inc., Class A	3,954	81,294
		13,166,054
Real Estate Management/Services — 1.0%
FirstService Corp.	44,399	2,677,260
HFF, Inc., Class A	4,678	129,440
RE/MAX Holdings, Inc., Class A	2,348	139,589
		2,946,289
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	2,100	93,492
Forestar Group, Inc.†	31,882	435,189
St. Joe Co.†	1,300	22,165
		550,846
Recreational Vehicles — 2.1%
Camping World Holdings, Inc., Class A	87,124	2,808,878
LCI Industries	35,325	3,525,435
		6,334,313
Rental Auto/Equipment — 0.1%
Aaron's, Inc.	3,400	101,116
Rent-A-Center, Inc.	7,077	62,773
		163,889
Security Description	Shares	Value (Note 2)
Research & Development — 0.7%
Albany Molecular Research, Inc.†	2,967	$41,627
INC Research Holdings, Inc., Class A†	4,200	192,570
PAREXEL International Corp.†	29,130	1,838,394
		2,072,591
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	3,245	324,273
Respiratory Products — 0.1%
Inogen, Inc.†	2,151	166,832
Retail-Apparel/Shoe — 1.0%
Abercrombie & Fitch Co., Class A	9,003	107,406
Ascena Retail Group, Inc.†	22,541	96,025
Buckle, Inc.	3,752	69,787
Caleres, Inc.	5,713	150,937
Cato Corp., Class A	3,338	73,303
Children's Place, Inc.	12,824	1,539,521
DSW, Inc., Class A	8,947	185,024
Express, Inc.†	10,431	95,026
Finish Line, Inc., Class A	5,396	76,785
Francesca's Holdings Corp.†	5,026	77,149
Genesco, Inc.†	2,643	146,554
Guess?, Inc.	8,192	91,341
Shoe Carnival, Inc.	1,764	43,342
Stein Mart, Inc.	4,118	12,395
Tailored Brands, Inc.	6,484	96,871
Vera Bradley, Inc.†	2,505	23,322
		2,884,788
Retail-Automobile — 1.2%
Asbury Automotive Group, Inc.†	2,504	150,490
Group 1 Automotive, Inc.	2,645	195,942
Lithia Motors, Inc., Class A	38,517	3,298,981
Sonic Automotive, Inc., Class A	3,496	70,095
		3,715,508
Retail-Bookstores — 0.1%
Barnes & Noble Education, Inc.†	17,928	171,930
Barnes & Noble, Inc.	7,349	67,978
		239,908
Retail-Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†	3,757	78,859
Tile Shop Holdings, Inc.	4,386	84,431
		163,290
Retail-Discount — 0.2%
Big Lots, Inc.	9,200	447,856
Fred's, Inc., Class A	4,679	61,295
Ollie's Bargain Outlet Holdings, Inc.†	6,370	213,395
Tuesday Morning Corp.†	5,994	22,477
		745,023
Retail-Hair Salons — 0.1%
Regis Corp.†	29,279	343,150
Retail-Home Furnishings — 0.3%
Haverty Furniture Cos., Inc.	2,568	62,531
Kirkland's, Inc.†	1,946	24,130

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Home Furnishings (continued)
Pier 1 Imports, Inc.	66,200	$473,992
RH†	5,091	235,510
		796,163
Retail-Jewelry — 0.1%
Movado Group, Inc.	9,537	237,948
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	3,229	69,908
Retail-Misc./Diversified — 0.2%
FirstCash, Inc.	6,424	315,740
Five Below, Inc.†	7,301	316,206
		631,946
Retail-Office Supplies — 0.0%
Office Depot, Inc.	23,600	110,094
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	36,786	299,806
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,731	55,002
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	1,100	57,464
Retail-Restaurants — 1.0%
Biglari Holdings, Inc.†	140	60,477
BJ's Restaurants, Inc.†	2,414	97,526
Bloomin' Brands, Inc.	34,900	688,577
Bob Evans Farms, Inc.	2,629	170,543
Chuy's Holdings, Inc.†	2,238	66,692
Dave & Buster's Entertainment, Inc.†	4,980	304,228
DineEquity, Inc.	2,831	154,063
El Pollo Loco Holdings, Inc.†	2,862	34,201
Fiesta Restaurant Group, Inc.†	3,582	86,685
Red Robin Gourmet Burgers, Inc.†	1,711	100,008
Ruby Tuesday, Inc.†	26,858	75,471
Ruth's Hospitality Group, Inc.	3,945	79,097
Shake Shack, Inc., Class A†	2,387	79,726
Sonic Corp.	31,645	802,517
Wingstop, Inc.	3,840	108,595
		2,908,406
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	2,373	35,832
Hibbett Sports, Inc.†	2,922	86,199
Zumiez, Inc.†	2,319	42,438
		164,469
Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	31,400	231,104
Vitamin Shoppe, Inc.†	3,169	63,855
		294,959
Rubber-Tires — 0.4%
Cooper Tire & Rubber Co.	25,700	1,139,795
Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	5,005	79,329
Proto Labs, Inc.†	3,246	165,871
Trinseo SA	10,800	724,680
		969,880
Security Description	Shares	Value (Note 2)
Satellite Telecom — 0.4%
DigitalGlobe, Inc.†	36,300	$1,188,825
Iridium Communications, Inc.†	10,716	103,409
		1,292,234
Savings & Loans/Thrifts — 1.5%
Astoria Financial Corp.	12,119	248,561
Banc of California, Inc.	6,596	136,537
Bank Mutual Corp.	5,592	52,565
BankFinancial Corp.	1,200	17,424
Beneficial Bancorp, Inc.	37,499	599,984
BofI Holding, Inc.†	7,670	200,417
Brookline Bancorp, Inc.	9,387	146,907
Capitol Federal Financial, Inc.	1,300	19,019
Charter Financial Corp.	4,000	78,680
Dime Community Bancshares, Inc.	4,136	83,961
First Defiance Financial Corp.	1,300	64,363
Flushing Financial Corp.	4,900	131,663
HomeStreet, Inc.†	3,351	93,660
Investors Bancorp, Inc.	16,200	232,956
Meridian Bancorp, Inc.	35,300	645,990
Northfield Bancorp, Inc.	38,904	701,050
Northwest Bancshares, Inc.	13,546	228,115
Oritani Financial Corp.	5,125	87,125
Provident Financial Services, Inc.	8,044	207,937
Sterling Bancorp	18,036	427,453
		4,404,367
Schools — 0.1%
American Public Education, Inc.†	2,156	49,372
Capella Education Co.	1,536	130,598
Career Education Corp.†	8,570	74,559
Strayer Education, Inc.	1,887	151,885
		406,414
Security Services — 0.2%
Ascent Capital Group, Inc., Class A†	10,500	148,365
Brink's Co.	5,991	320,219
		468,584
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,787	29,003
Semiconductor Components-Integrated Circuits — 0.3%
Exar Corp.†	5,687	73,988
Integrated Device Technology, Inc.†	20,200	478,134
MaxLinear, Inc., Class A†	7,900	221,595
Power Integrations, Inc.	3,913	257,280
		1,030,997
Semiconductor Equipment — 0.7%
Brooks Automation, Inc.	9,248	207,155
Cabot Microelectronics Corp.	3,330	255,111
Cohu, Inc.	24,421	450,812
Kulicke & Soffa Industries, Inc.†	9,439	191,801
MKS Instruments, Inc.	7,160	492,250
Nanometrics, Inc.†	3,347	101,950
Rudolph Technologies, Inc.†	4,156	93,094
Ultratech, Inc.†	3,155	93,451

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment (continued)
Veeco Instruments, Inc.†	5,400	$161,190
Xcerra Corp.†	21,100	187,579
		2,234,393
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	5,177	97,897
Steel-Producers — 0.2%
AK Steel Holding Corp.†	58,275	418,997
Carpenter Technology Corp.	3,500	130,550
Commercial Metals Co.	3,400	65,042
		614,589
Storage/Warehousing — 0.4%
Mobile Mini, Inc.	5,891	179,675
Wesco Aircraft Holdings, Inc.†	81,492	929,009
		1,108,684
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	10,612	63,142
Viavi Solutions, Inc.†	30,638	328,439
		391,581
Telecom Services — 0.2%
Consolidated Communications Holdings, Inc.	6,732	157,664
Lumos Networks Corp.†	3,136	55,507
Spok Holdings, Inc.	2,732	51,908
West Corp.	13,800	336,996
		602,075
Telecommunication Equipment — 0.2%
ADTRAN, Inc.	6,454	133,921
Comtech Telecommunications Corp.	3,129	46,121
Plantronics, Inc.	5,400	292,194
		472,236
Telephone-Integrated — 0.3%
Cincinnati Bell, Inc.†	5,604	99,191
General Communication, Inc., Class A†	3,522	73,257
IDT Corp., Class B	9,500	120,840
Windstream Holdings, Inc.	121,471	662,017
		955,305
Television — 0.3%
Sinclair Broadcast Group, Inc., Class A	19,000	769,500
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	5,708	122,608
Unifi, Inc.†	2,033	57,717
		180,325
Therapeutics — 0.3%
Anika Therapeutics, Inc.†	1,948	84,621
Axsome Therapeutics, Inc.†	7,700	30,030
Cara Therapeutics, Inc.†	5,200	95,628
Flexion Therapeutics, Inc.†	5,700	153,387
Neurocrine Biosciences, Inc.†	4,600	199,180
Proteostasis Therapeutics, Inc.†	8,300	64,906
Sarepta Therapeutics, Inc.†	2,700	79,920
Security Description	Shares	Value (Note 2)
Therapeutics (continued)
Seres Therapeutics, Inc.†	9,800	$110,446
Xencor, Inc.†	4,800	114,816
Zafgen, Inc.†	700	3,262
		936,196
Tobacco — 0.3%
Alliance One International, Inc.†	2,600	33,410
Universal Corp.	10,412	736,649
		770,059
Toys — 0.1%
JAKKS Pacific, Inc.†	36,600	201,300
Transactional Software — 0.2%
ACI Worldwide, Inc.†	15,700	335,823
Bottomline Technologies de, Inc.†	5,031	118,983
Synchronoss Technologies, Inc.†	5,691	138,861
		593,667
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	5,242	290,669
Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.	3,774	162,659
Transport-Marine — 0.0%
Hornbeck Offshore Services, Inc.†	4,317	19,124
Tidewater, Inc.†	6,261	7,200
		26,324
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	11,118	754,467
Transport-Services — 0.3%
Echo Global Logistics, Inc.†	3,635	77,607
Hub Group, Inc., Class A†	4,453	206,619
Matson, Inc.	24,036	763,384
		1,047,610
Transport-Truck — 0.6%
ArcBest Corp.	10,869	282,594
Celadon Group, Inc.	3,764	24,654
Forward Air Corp.	4,022	191,327
Heartland Express, Inc.	5,762	115,528
Knight Transportation, Inc.	8,869	278,043
Marten Transport, Ltd.	3,082	72,273
Roadrunner Transportation Systems, Inc.†	4,028	27,672
Saia, Inc.†	3,384	149,911
Swift Transportation Co.†	14,900	306,046
USA Truck, Inc.†	17,300	127,155
YRC Worldwide, Inc.†	8,500	93,585
		1,668,788
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	9,500	133,950
Veterinary Diagnostics — 1.3%
Heska Corp.†	826	86,713
Neogen Corp.†	58,193	3,814,551
Phibro Animal Health Corp., Class A	2,465	69,267
		3,970,531

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	1,200	$69,768
Water — 0.3%
American States Water Co.	16,367	725,058
California Water Service Group	6,381	228,759
		953,817
Web Hosting/Design — 0.2%
NIC, Inc.	8,252	166,690
Web.com Group, Inc.†	19,500	376,350
		543,040
Web Portals/ISP — 0.0%
Blucora, Inc.†	5,151	89,112
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,758	126,868
General Cable Corp.	6,595	118,380
Insteel Industries, Inc.	2,323	83,953
		329,201
Wireless Equipment — 0.5%
CalAmp Corp.†	4,711	79,098
InterDigital, Inc.	11,575	998,922
Ubiquiti Networks, Inc.†	5,900	296,534
		1,374,554
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	4,972	167,092
Total Common Stocks (cost $234,092,635)		285,961,568
EXCHANGE-TRADED FUNDS — 1.2%
iShares Core S&P Small-Cap ETF (cost $3,459,390)	50,455	3,489,468
Total Long-Term Investment Securities (cost $237,552,025)		289,451,036
Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES
Registered Investment Companies
State Street Institutional U.S. Government Money Market Fund, Investor Class 0.54%(1)	3,042,642	$3,042,642
Time Deposits — 0.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 04/03/2017	$2,643,000	2,643,000
Total Short-Term Investment Securities (cost $5,685,642)		5,685,642
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 03/31/2017, to be repurchased 04/03/2017 in the amount of $1,928,014 collateralized by $2,025,000 of United States Treasury Bonds, bearing interest at 2.88% due 08/15/2045 and having an approximate value of $1,967,857 (cost $1,928,000)	1,928,000	1,928,000
TOTAL INVESTMENTS (cost $245,165,667)(2)	99.9%	297,064,678
Other assets less liabilities	0.1	320,330
NET ASSETS	100.0%	$297,385,008

†  Non-income producing security

(1)  The rate shown is the 7-day yield as of March 31, 2017.

(2)  See Note 4 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2017	Unrealized Appreciation (Depreciation)
58	Long	Russell 2000 Mini Index	June 2017	$3,966,921	$4,014,760	$47,839

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$285,961,568	$—	$—	$285,961,568
Exchange-Traded Funds	3,489,468	—	—	3,489,468
Short-Term Investment Securities:
Registered Investment Companies	3,042,642	—	—	3,042,642
Time Deposits	—	2,643,000	—	2,643,000
Repurchase Agreements	—	1,928,000	—	1,928,000
Total Investment at Value	$292,493,678	$4,571,000	$—	$297,064,678
Other Financial Instruments:†
Futures Contracts	$47,839	$—	$—	$47,839

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
Banks-Commercial	10.1%
Medical-Drugs	8.4
Diversified Banking Institutions	4.1
Telephone-Integrated	3.8
Food-Misc./Diversified	3.5
Auto-Cars/Light Trucks	3.5
Insurance-Life/Health	3.4
Oil Companies-Integrated	3.3
Chemicals-Diversified	2.2
Insurance-Multi-line	2.1
Cosmetics & Toiletries	2.0
Machinery-Electrical	1.9
Chemicals-Specialty	1.6
Rubber-Tires	1.4
Beverages-Wine/Spirits	1.2
Building-Residential/Commercial	1.2
Electric-Integrated	1.1
Import/Export	1.1
Diversified Manufacturing Operations	1.0
Electronic Components-Misc.	1.0
Insurance-Property/Casualty	1.0
Real Estate Investment Trusts	0.9
Apparel Manufacturers	0.9
Semiconductor Components-Integrated Circuits	0.9
Diversified Operations	0.9
Semiconductor Equipment	0.9
Cellular Telecom	0.9
Diversified Minerals	0.9
Auto/Truck Parts & Equipment-Original	0.9
Exchange-Traded Funds	0.8
Dialysis Centers	0.8
Food-Retail	0.7
Tobacco	0.7
Soap & Cleaning Preparation	0.7
Enterprise Software/Service	0.7
Aerospace/Defense	0.7
Electronic Components-Semiconductors	0.7
Retail-Apparel/Shoe	0.7
Brewery	0.7
Real Estate Operations & Development	0.6
Transport-Rail	0.6
Human Resources	0.6
Industrial Gases	0.6
Metal-Diversified	0.6
Web Portals/ISP	0.6
Computer Data Security	0.6
Gas-Distribution	0.5
Textile-Apparel	0.5
Power Converter/Supply Equipment	0.5
Medical-Biomedical/Gene	0.5
Finance-Leasing Companies	0.5
E-Commerce/Products	0.5
Audio/Video Products	0.5
Building Products-Cement	0.5
Athletic Footwear	0.5
Internet Application Software	0.5
Consumer Products-Misc.	0.5
Insurance-Reinsurance	0.5
Cable/Satellite TV	0.5
Medical Instruments	0.4
Investment Management/Advisor Services	0.4%
Electronic Security Devices	0.4
Electronic Measurement Instruments	0.4
Machinery-Farming	0.4
Machinery-General Industrial	0.4
Food-Catering	0.4
Advertising Agencies	0.4
Optical Supplies	0.4
Electric Products-Misc.	0.4
Electric-Transmission	0.3
Retail-Major Department Stores	0.3
Beverages-Non-alcoholic	0.3
Oil Refining & Marketing	0.3
Metal-Aluminum	0.3
Hotels/Motels	0.3
Diversified Operations/Commercial Services	0.3
Retail-Building Products	0.3
Computer Services	0.3
Metal-Copper	0.3
Building Products-Air & Heating	0.3
Wireless Equipment	0.3
Real Estate Management/Services	0.3
Telecom Services	0.3
Machine Tools & Related Products	0.2
E-Commerce/Services	0.2
Paper & Related Products	0.2
Gold Mining	0.2
Containers-Paper/Plastic	0.2
Building & Construction Products-Misc.	0.2
Steel Pipe & Tube	0.2
Satellite Telecom	0.2
Commercial Services	0.2
Networking Products	0.2
Retail-Jewelry	0.2
Electric-Generation	0.2
Transport-Marine	0.2
Machinery-Construction & Mining	0.2
Medical Labs & Testing Services	0.2
Energy-Alternate Sources	0.2
Finance-Investment Banker/Broker	0.2
Public Thoroughfares	0.2
Medical Products	0.1
Transport-Services	0.1
Building-Heavy Construction	0.1
Finance-Other Services	0.1
Steel-Producers	0.1
Finance-Credit Card	0.1
Aerospace/Defense-Equipment	0.1
Agricultural Chemicals	0.1
E-Marketing/Info	0.1
Engineering/R&D Services	0.1
Registered Investment Companies	0.1
Office Automation & Equipment	0.1
Oil Companies-Exploration & Production	0.1
Repurchase Agreements	0.1
Investment Companies	0.1
Industrial Automated/Robotic	0.1
Internet Content-Information/News	0.1
Instruments-Scientific	0.1
Internet Content-Entertainment	0.1

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited) (continued)

Industry Allocation* (continued)
Auto-Heavy Duty Trucks	0.1%
Multimedia	0.1
Medical-Generic Drugs	0.1
Toys	0.1
Security Services	0.1
Photo Equipment & Supplies	0.1
Electronics-Military	0.1
Transactional Software	0.1
Shipbuilding	0.1
Commercial Services-Finance	0.1
Resorts/Theme Parks	0.1
Publishing-Periodicals	0.1
98.9%
Country Allocation*
Japan	21.0%
United Kingdom	16.6
Germany	11.3
France	8.5
Switzerland	7.9
Australia	5.2
Netherlands	3.1
Sweden	2.5
Spain	2.3
Hong Kong	1.8
Norway	1.7
United States	1.6
Singapore	1.6
Cayman Islands	1.5
Italy	1.5
Denmark	1.5
Belgium	1.2
Canada	1.0
Jersey	0.9
Taiwan	0.8
Luxembourg	0.7
South Korea	0.7
Ireland	0.7
Israel	0.7
Finland	0.6
Bermuda	0.5
India	0.5
Brazil	0.3
Mexico	0.2
China	0.2
Austria	0.1
New Zealand	0.1
Portugal	0.1
98.9%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.9%
Australia — 5.2%
AGL Energy, Ltd.	11,468	$231,042
Alumina, Ltd.	43,057	58,883
Amcor, Ltd.	125,294	1,441,612
AMP, Ltd.	49,154	194,528
APA Group	19,273	131,932
Aristocrat Leisure, Ltd.	9,249	126,980
ASX, Ltd.	3,285	126,692
Aurizon Holdings, Ltd.	34,738	139,334
AusNet Services	27,785	35,769
Australia & New Zealand Banking Group, Ltd.	160,936	3,912,430
Bank of Queensland, Ltd.	6,344	58,937
Bendigo & Adelaide Bank, Ltd.	7,844	72,753
BGP Holdings PLC†(1)(2)	98,723	1,477
BHP Billiton, Ltd.	72,069	1,323,659
Boral, Ltd.	12,295	54,857
Brambles, Ltd.	292,235	2,087,551
Caltex Australia, Ltd.	4,591	103,437
Challenger, Ltd.	184,849	1,772,369
CIMIC Group, Ltd.	1,771	48,615
Coca-Cola Amatil, Ltd.	9,784	80,879
Cochlear, Ltd.	997	103,006
Commonwealth Bank of Australia	28,339	1,860,036
Computershare, Ltd.	7,988	85,806
Crown Resorts, Ltd.	6,135	55,355
CSL, Ltd.	34,927	3,344,333
Dexus Property Group	15,840	118,234
Domino's Pizza Enterprises, Ltd.	1,017	45,159
DUET Group	38,208	81,443
Fortescue Metals Group, Ltd.	26,833	127,718
Goodman Group	30,304	179,198
GPT Group	28,371	111,629
Harvey Norman Holdings, Ltd.	9,627	33,318
Healthscope, Ltd.	27,250	47,259
Incitec Pivot, Ltd.	28,731	82,534
Insurance Australia Group, Ltd.	40,486	187,134
LendLease Group	9,469	112,711
Macquarie Group, Ltd.	26,170	1,803,447
Medibank Private, Ltd.	47,085	101,444
Mirvac Group	62,895	105,233
National Australia Bank, Ltd.	43,793	1,115,484
Newcrest Mining, Ltd.	12,729	216,575
Orica, Ltd.	6,380	85,788
Origin Energy, Ltd.†	29,231	157,444
Platinum Asset Management, Ltd.	3,925	15,383
Qantas Airways, Ltd.	8,842	26,278
QBE Insurance Group, Ltd.	23,478	231,210
Ramsay Health Care, Ltd.	2,258	120,568
REA Group, Ltd.	910	41,249
Rio Tinto, Ltd.	21,237	980,967
Santos, Ltd.†	27,766	80,610
Scentre Group	477,399	1,564,703
SEEK, Ltd.	5,639	68,586
Sonic Healthcare, Ltd.	6,557	110,811
South32, Ltd.	560,548	1,181,994
Stockland	40,007	141,823
Suncorp Group, Ltd.	22,082	222,861
Security Description	Shares	Value (Note 2)
Australia (continued)
Sydney Airport	18,318	$94,746
Tabcorp Holdings, Ltd.	13,973	50,708
Tatts Group, Ltd.	24,246	82,061
Telstra Corp., Ltd.	177,005	630,180
TPG Telecom, Ltd.	5,608	29,863
Transurban Group	33,772	301,107
Treasury Wine Estates, Ltd.	12,180	113,807
Vicinity Centres	57,696	124,746
Vocus Group, Ltd.	7,482	24,694
Wesfarmers, Ltd.	18,738	645,214
Westfield Corp.	32,835	222,763
Westpac Banking Corp.	152,326	4,080,178
Woodside Petroleum, Ltd.	12,316	301,854
Woolworths, Ltd.	21,195	429,114
WorleyParsons, Ltd†	87,803	738,567
		34,820,669
Austria — 0.1%
ANDRITZ AG	1,239	61,971
Erste Group Bank AG	20,478	666,847
OMV AG	2,522	99,238
Raiffeisen Bank International AG†	1,997	45,069
voestalpine AG	1,927	75,856
		948,981
Belgium — 1.2%
Ageas	3,437	134,344
Anheuser-Busch InBev SA/NV	13,362	1,466,796
Colruyt SA	1,185	58,177
Groupe Bruxelles Lambert SA	1,386	125,828
KBC Group NV	26,361	1,748,902
Proximus SADP	2,596	81,462
Solvay SA	1,235	150,919
Telenet Group Holding NV†	899	53,467
UCB SA	17,886	1,387,364
Umicore SA	48,602	2,768,715
		7,975,974
Bermuda — 0.5%
Cheung Kong Infrastructure Holdings, Ltd.	13,000	102,039
First Pacific Co., Ltd.	42,000	30,481
HongKong Land Holdings, Ltd. (SGX)	19,500	149,955
Jardine Matheson Holdings, Ltd.	4,003	257,193
Jardine Strategic Holdings, Ltd.	59,800	2,511,600
Kerry Properties, Ltd.	11,500	39,880
Li & Fung, Ltd.	98,000	42,496
Noble Group, Ltd.†	76,000	10,540
NWS Holdings, Ltd.	24,000	43,791
Shangri-La Asia, Ltd.	20,000	29,132
Yue Yuen Industrial Holdings, Ltd.	12,000	47,172
		3,264,279
Brazil — 0.3%
Lojas Renner SA	76,755	681,591
Telefonica Brasil SA (Preference Shares)	99,600	1,487,351
		2,168,942

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Canada — 1.0%
Goldcorp, Inc.	78,985	$1,152,242
National Bank of Canada	42,500	1,784,562
Sun Life Financial, Inc.	44,500	1,624,935
Toronto-Dominion Bank	44,279	2,217,863
		6,779,602
Cayman Islands — 1.5%
Alibaba Group Holding, Ltd. ADR†	28,843	3,110,141
ASM Pacific Technology, Ltd.	4,000	54,404
Baidu, Inc. ADR†	3,600	621,072
Cheung Kong Property Holdings, Ltd.	44,360	298,816
CK Hutchison Holdings, Ltd.	211,524	2,602,032
Melco Crown Entertainment, Ltd. ADR	3,093	57,344
MGM China Holdings, Ltd.	16,400	34,187
Sands China, Ltd.	40,000	185,292
Tencent Holdings, Ltd.	110,700	3,173,642
WH Group, Ltd.*	99,500	85,781
Wynn Macau, Ltd.	27,200	55,370
		10,278,081
China — 0.2%
Ping An Insurance Group Co. of China, Ltd.	150,500	842,405
YY, Inc., ADR†	13,300	613,263
		1,455,668
Denmark — 1.5%
AP Moller - Maersk A/S, Series B	595	987,173
Carlsberg A/S, Class B	1,767	163,179
Chr. Hansen Holding A/S	1,649	105,841
Coloplast A/S, Class B	2,007	156,707
Danske Bank A/S	55,448	1,888,393
DSV A/S	3,192	165,239
Genmab A/S†	943	181,606
GN Store Nord A/S	51,659	1,206,730
ISS A/S	2,760	104,367
Novo Nordisk A/S, Class B	57,655	1,980,092
Novozymes A/S, Class B	3,905	154,775
Pandora A/S	1,932	213,879
TDC A/S	290,181	1,496,345
Tryg A/S	1,794	32,543
Vestas Wind Systems A/S	11,409	927,628
William Demant Holding A/S†	1,842	38,485
		9,802,982
Finland — 0.6%
Elisa Oyj	2,477	87,598
Fortum Oyj	7,649	121,012
Kone Oyj, Class B	5,722	251,250
Metso Oyj	1,919	58,099
Neste Oyj	2,186	85,259
Nokia OYJ	95,899	514,594
Nokian Renkaat Oyj	28,461	1,188,376
Orion Oyj, Class B	1,763	91,913
Sampo Oyj, Class A	7,548	358,001
Stora Enso Oyj, Class R	103,739	1,226,210
Security Description	Shares	Value (Note 2)
Finland (continued)
UPM - Kymmene Oyj	9,170	$215,412
Wartsila Oyj Abp	2,546	136,211
		4,333,935
France — 8.5%
Accor SA	2,932	122,143
Aeroports de Paris	499	61,671
Air Liquide SA	15,685	1,792,078
Alstom SA†	2,558	76,449
Amundi SA*	33,374	1,969,223
Arkema SA	1,128	111,286
Atos SE	1,464	181,090
AXA SA	156,745	4,055,813
BNP Paribas SA	102,258	6,810,415
Bollore SA	14,786	57,322
Bouygues SA	3,436	139,858
Bureau Veritas SA	4,513	95,206
Capgemini SA	2,745	253,479
Carrefour SA	9,386	221,287
Casino Guichard Perrachon SA	959	53,639
Christian Dior SE	941	218,640
Cie de Saint-Gobain	7,925	406,952
Cie Generale des Etablissements Michelin	3,015	366,187
CNP Assurances	2,892	58,865
Credit Agricole SA	17,690	239,671
Danone SA	50,470	3,432,927
Dassault Systemes SE	2,182	188,874
Edenred	3,549	83,862
Eiffage SA	945	74,017
Electricite de France SA	4,156	34,990
Engie SA	125,537	1,778,495
Essilor International SA	18,884	2,294,567
Eurazeo SA	727	47,876
Eutelsat Communications SA	43,410	969,264
Fonciere Des Regions	504	42,105
Gecina SA	675	91,595
Groupe Eurotunnel SE	8,024	80,738
Hermes International	439	207,983
ICADE	646	47,331
Iliad SA	452	101,092
Imerys SA	607	51,525
Ingenico Group SA	930	87,763
JCDecaux SA	1,142	40,191
Kering	5,882	1,521,354
Klepierre	3,692	143,602
L'Oreal SA	15,104	2,902,747
Lagardere SCA	2,012	59,262
Legrand SA	26,478	1,596,505
LVMH Moet Hennessy Louis Vuitton SE	16,277	3,574,441
Natixis SA	16,042	98,848
Orange SA	33,000	512,752
Pernod Ricard SA	3,545	419,402
Peugeot SA†	8,054	162,174
Publicis Groupe SA	3,148	220,001
Remy Cointreau SA	430	42,097

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Renault SA	3,195	$277,548
Rexel SA	4,760	86,427
Safran SA	5,258	392,815
Sanofi	51,367	4,637,033
Schneider Electric SE	48,524	3,552,659
SCOR SE	2,653	100,275
SFR Group SA†	1,670	52,538
Societe BIC SA	485	60,432
Societe Generale SA	12,737	646,101
Sodexo SA	1,614	189,830
Suez	5,127	80,976
Thales SA	1,770	171,187
TOTAL SA	100,207	5,068,702
Unibail-Rodamco SE (Euronext Amsterdam)	3,955	924,425
Unibail-Rodamco SE (Euronext Paris)	3,842	898,013
Valeo SA	3,887	258,875
Veolia Environnement SA	7,220	135,252
Vinci SA	8,315	659,074
Vivendi SA	19,635	381,752
Wendel SA	534	67,677
Zodiac Aerospace	3,154	78,902
		56,920,147
Germany — 11.3%
adidas AG	16,353	3,110,511
Allianz SE	16,683	3,090,522
Axel Springer SE	672	37,113
BASF SE	58,943	5,842,845
Bayer AG	91,921	10,595,524
Bayerische Motoren Werke AG	49,177	4,486,027
Bayerische Motoren Werke AG (Preference Shares)	931	73,317
Beiersdorf AG	1,732	163,946
Brenntag AG	36,668	2,055,620
Commerzbank AG	69,382	627,514
Continental AG	13,108	2,873,632
Covestro AG*	11,266	867,260
Daimler AG	15,981	1,179,758
Deutsche Bank AG†	23,196	399,640
Deutsche Lufthansa AG	3,957	64,164
Deutsche Post AG	16,145	552,960
Deutsche Telekom AG	282,164	4,944,130
Deutsche Wohnen AG	5,738	188,934
E.ON SE	92,503	735,281
Evonik Industries AG	45,515	1,484,096
Fraport AG Frankfurt Airport Services Worldwide	609	43,093
Fresenius Medical Care AG & Co. KGaA	21,643	1,825,166
Fresenius SE & Co. KGaA	43,335	3,482,489
FUCHS PETROLUB SE (Preference Shares)	1,176	57,371
GEA Group AG	39,671	1,686,069
Hannover Rueck SE	1,026	118,374
Security Description	Shares	Value (Note 2)
Germany (continued)
HeidelbergCement AG	23,284	$2,179,903
Henkel AG & Co. KGaA	1,783	198,104
Henkel AG & Co. KGaA (Preference Shares)	2,959	379,115
Hochtief AG	340	56,202
HUGO BOSS AG	1,138	83,051
Infineon Technologies AG	18,790	383,765
K+S AG	3,263	75,850
LANXESS AG	1,575	105,668
Linde AG	13,022	2,168,520
MAN SE	617	63,603
Merck KGaA	2,149	244,845
METRO AG	2,965	94,829
Muenchener Rueckversicherungs- Gesellschaft AG	11,929	2,333,922
OSRAM Licht AG	1,530	95,892
Porsche Automobil Holding SE (Preference Shares)	2,626	143,264
ProSiebenSat.1 Media SE	3,639	161,126
RWE AG†	8,393	139,095
SAP SE	46,074	4,520,977
Schaeffler AG (Preference Shares)	2,763	48,576
Siemens AG	37,229	5,099,520
Symrise AG	26,327	1,750,859
Telefonica Deutschland Holding AG	404,785	2,007,984
thyssenkrupp AG	6,265	153,453
TUI AG	8,288	114,847
United Internet AG	2,107	93,237
Volkswagen AG	8,360	1,245,461
Volkswagen AG (Preference Shares)	3,118	454,370
Vonovia SE	7,730	272,377
Zalando SE†*	1,457	58,948
		75,312,719
Hong Kong — 1.8%
AIA Group, Ltd.	996,000	6,279,869
Bank of East Asia, Ltd.	20,000	82,738
BOC Hong Kong Holdings, Ltd.	490,500	2,003,908
Cathay Pacific Airways, Ltd.	19,000	27,578
CLP Holdings, Ltd.	27,500	287,509
Galaxy Entertainment Group, Ltd.	39,000	213,530
Hang Lung Properties, Ltd.	37,000	96,172
Hang Seng Bank, Ltd.	12,600	255,518
Henderson Land Development Co., Ltd.	18,485	114,528
HK Electric Investments & HK Electric Investments, Ltd.*	43,500	40,133
HKT Trust & HKT, Ltd.	44,000	56,957
Hong Kong & China Gas Co., Ltd.	126,627	253,205
Hong Kong Exchanges & Clearing, Ltd.	19,000	478,209
Hysan Development Co., Ltd.	12,000	54,430
Link REIT	37,000	259,236
MTR Corp., Ltd.	23,500	131,992
New World Development Co., Ltd.	93,000	114,403
PCCW, Ltd.	68,000	40,075
Power Assets Holdings, Ltd.	23,000	198,289

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hong Kong (continued)
Sino Land Co., Ltd.	48,000	$84,123
SJM Holdings, Ltd.	37,000	30,089
Sun Hung Kai Properties, Ltd.	23,000	337,978
Swire Pacific, Ltd., Class A	9,500	94,859
Swire Properties, Ltd.	20,000	64,080
Techtronic Industries Co., Ltd.	24,000	97,124
Wharf Holdings, Ltd.	23,000	197,401
Wheelock & Co., Ltd.	15,000	118,606
		12,012,539
India — 0.5%
HDFC Bank, Ltd. ADR	24,203	1,820,550
Infosys, Ltd. ADR	85,500	1,350,900
		3,171,450
Ireland — 0.7%
Bank of Ireland†	472,177	118,374
CRH PLC	13,696	483,182
DCC PLC	18,245	1,605,857
James Hardie Industries PLC CDI	7,705	121,088
Kerry Group PLC, Class A (ISE)	2,630	206,779
Kerry Group PLC, Class A (LSE)	22,727	1,798,505
Paddy Power Betfair PLC	1,316	141,093
		4,474,878
Isle of Man — 0.0%
Genting Singapore PLC	104,300	76,052
Israel — 0.7%
Azrieli Group, Ltd.	639	33,903
Bank Hapoalim BM	18,071	110,147
Bank Leumi Le-Israel B.M†	22,640	99,997
Bezeq The Israeli Telecommunication Corp., Ltd.	33,529	60,255
Check Point Software Technologies, Ltd†	34,321	3,523,394
Israel Chemicals, Ltd.	7,686	32,675
Mizrahi Tefahot Bank, Ltd.	2,321	39,366
NICE, Ltd.	960	64,503
Taro Pharmaceutical Industries, Ltd†	250	29,155
Teva Pharmaceutical Industries, Ltd.	15,360	505,004
		4,498,399
Italy — 1.5%
Assicurazioni Generali SpA	19,407	308,480
Atlantia SpA	6,844	176,689
Enel SpA	126,595	596,117
Eni SpA	42,296	692,613
Intesa Sanpaolo SpA	1,861,430	5,055,778
Intesa Sanpaolo SpA RSP	15,913	40,471
Italgas SpA†	8,108	35,567
Leonardo SpA†	6,927	98,209
Luxottica Group SpA	2,883	159,161
Mediobanca SpA	9,468	85,349
Moncler SpA	48,895	1,070,869
Poste Italiane SpA*	8,627	57,521
Prysmian SpA	3,504	92,629
Saipem SpA†	101,044	45,866
Security Description	Shares	Value (Note 2)
Italy (continued)
Snam SpA	40,543	$175,341
Telecom Italia SpA†	168,272	151,329
Telecom Italia SpA RSP	1,088,423	794,213
Terna Rete Elettrica Nazionale SpA	25,379	125,896
UniCredit SpA	8,419	129,781
Unione di Banche Italiane SpA	14,674	56,324
UnipolSai SpA	15,668	34,566
		9,982,769
Japan — 21.0%
ABC - Mart, Inc.	700	40,932
Acom Co., Ltd†	7,000	27,980
Aeon Co., Ltd.	11,100	162,018
AEON Financial Service Co., Ltd.	1,900	35,788
Aeon Mall Co., Ltd.	1,900	29,900
Air Water, Inc.	2,600	47,922
Aisin Seiki Co., Ltd.	15,300	751,738
Ajinomoto Co., Inc.	10,600	209,134
Alfresa Holdings Corp.	3,000	51,981
Alps Electric Co., Ltd.	2,825	80,058
Amada Holdings Co., Ltd.	5,300	60,508
ANA Holdings, Inc.	19,000	57,992
Aozora Bank, Ltd.	19,000	69,972
Asahi Glass Co., Ltd.	16,000	129,633
Asahi Group Holdings, Ltd.	6,600	249,464
Asahi Kasei Corp.	172,000	1,668,553
Asics Corp.	2,600	41,757
Astellas Pharma, Inc.	215,300	2,835,083
Bandai Namco Holdings, Inc.	3,100	92,724
Bank of Kyoto, Ltd.	6,000	43,708
Benesse Holdings, Inc.	1,200	37,510
Bridgestone Corp.	91,000	3,680,706
Brother Industries, Ltd.	4,200	87,712
Calbee, Inc.	1,400	47,723
Canon, Inc.	17,900	558,079
Casio Computer Co., Ltd.	3,800	52,872
Central Japan Railway Co.	10,900	1,776,035
Chiba Bank, Ltd.	14,000	89,913
Chubu Electric Power Co., Inc.	11,000	147,319
Chugai Pharmaceutical Co., Ltd.	3,800	130,558
Chugoku Bank, Ltd.	2,600	37,833
Chugoku Electric Power Co., Inc.	5,100	56,438
Concordia Financial Group, Ltd.	18,600	86,108
Credit Saison Co., Ltd.	46,700	833,075
CyberAgent, Inc.	29,400	870,143
CYBERDYNE, Inc.†	1,685	24,186
Dai Nippon Printing Co., Ltd.	12,000	129,345
Dai-ichi Life Holdings, Inc.	18,000	322,797
Daicel Corp.	5,000	60,226
Daiichi Sankyo Co., Ltd.	10,000	225,186
Daikin Industries, Ltd.	16,800	1,687,847
Daito Trust Construction Co., Ltd.	1,500	206,077
Daiwa House Industry Co., Ltd.	9,500	272,721
Daiwa Securities Group, Inc.	27,000	164,406
Denso Corp.	8,100	356,289
Dentsu, Inc.	3,700	200,737
Don Quijote Holdings Co., Ltd.	2,100	72,811

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
East Japan Railway Co.	19,500	$1,697,952
Eisai Co., Ltd.	4,200	217,451
Electric Power Development Co., Ltd.	42,000	982,754
FamilyMart UNY Holdings Co., Ltd.	1,200	71,571
FANUC Corp.	3,300	676,421
Fast Retailing Co., Ltd.	1,000	313,662
Fuji Electric Co., Ltd.	11,000	65,310
Fuji Heavy Industries, Ltd.	70,400	2,581,902
FUJIFILM Holdings Corp.	7,300	285,102
Fujitsu, Ltd.	31,000	189,598
Fukuoka Financial Group, Inc.	14,000	60,613
GungHo Online Entertainment, Inc.	6,800	15,148
Hachijuni Bank, Ltd.	6,200	35,029
Hakuhodo DY Holdings, Inc.	3,600	42,684
Hamamatsu Photonics KK	22,400	644,858
Hankyu Hanshin Holdings, Inc.	4,000	130,064
Hikari Tsushin, Inc.	500	48,864
Hino Motors, Ltd.	4,300	52,026
Hirose Electric Co., Ltd.	600	82,997
Hiroshima Bank, Ltd.	10,000	42,486
Hisamitsu Pharmaceutical Co., Inc.	1,200	68,553
Hitachi Chemical Co., Ltd.	1,700	47,031
Hitachi Construction Machinery Co., Ltd.	2,100	52,344
Hitachi High-Technologies Corp.	1,000	40,735
Hitachi Metals, Ltd.	3,700	51,912
Hitachi, Ltd.	81,000	438,359
Hokuriku Electric Power Co.	2,700	26,192
Honda Motor Co., Ltd.	105,100	3,163,479
Hoshizaki Corp.	900	70,816
Hoya Corp.	6,700	322,332
Hulic Co., Ltd.	5,000	47,022
Idemitsu Kosan Co., Ltd.	1,500	52,142
IHI Corp.†	23,000	72,514
Iida Group Holdings Co., Ltd.	2,600	39,889
Inpex Corp.	16,200	159,264
Isetan Mitsukoshi Holdings, Ltd.	5,600	61,468
Isuzu Motors, Ltd.	10,000	132,264
ITOCHU Corp.	24,800	351,963
Iyo Bank, Ltd.	4,000	26,911
J. Front Retailing Co., Ltd.	3,700	54,837
Japan Airlines Co., Ltd.	2,100	66,510
Japan Airport Terminal Co., Ltd.	700	24,302
Japan Exchange Group, Inc.	8,800	125,285
Japan Post Bank Co., Ltd.	6,900	85,591
Japan Post Holdings Co., Ltd.	7,700	96,622
Japan Prime Realty Investment Corp.	15	58,071
Japan Real Estate Investment Corp.	22	116,590
Japan Retail Fund Investment Corp.	40	78,469
Japan Tobacco, Inc.	18,200	591,463
JFE Holdings, Inc.	8,400	143,999
JGC Corp.	2,600	45,190
JSR Corp.	3,000	50,579
JTEKT Corp.	3,500	54,356
JX Holdings, Inc.	35,200	172,854
Kajima Corp.	16,000	104,338
Security Description	Shares	Value (Note 2)
Japan (continued)
Kakaku.com, Inc.	35,600	$484,452
Kamigumi Co., Ltd.	5,000	43,205
Kaneka Corp.	6,000	44,624
Kansai Electric Power Co., Inc.	12,000	147,346
Kansai Paint Co., Ltd.	3,600	76,411
Kao Corp.	8,300	455,072
Kawasaki Heavy Industries, Ltd.	23,000	69,828
KDDI Corp.	169,400	4,446,122
Keihan Holdings Co., Ltd.	10,000	61,170
Keikyu Corp.	8,000	87,811
Keio Corp.	10,000	79,224
Keisei Electric Railway Co., Ltd.	2,600	60,323
Keyence Corp.	7,100	2,843,061
Kikkoman Corp.	2,000	59,732
Kintetsu Group Holdings Co., Ltd.	30,000	108,057
Kirin Holdings Co., Ltd.	87,700	1,654,665
Kobe Steel, Ltd.†	5,200	47,455
Koito Manufacturing Co., Ltd.	10,300	535,678
Komatsu, Ltd.	15,600	406,570
Konami Holdings Corp.	1,600	67,906
Konica Minolta, Inc.	7,700	68,887
Kose Corp.	740	66,934
Kubota Corp.	172,800	2,593,630
Kuraray Co., Ltd.	5,700	86,424
Kurita Water Industries, Ltd.	1,600	38,703
Kyocera Corp.	5,400	300,825
Kyowa Hakko Kirin Co., Ltd.	3,600	56,977
Kyushu Electric Power Co., Inc.	7,200	76,702
Kyushu Financial Group, Inc.	5,800	35,478
Lawson, Inc.	1,300	88,161
LIXIL Group Corp.	4,400	111,650
M3, Inc.	3,300	81,900
Mabuchi Motor Co., Ltd.	800	45,055
Makita Corp.	3,800	133,118
Marubeni Corp.	27,400	168,712
Marui Group Co., Ltd.	3,500	47,566
Maruichi Steel Tube, Ltd.	1,000	28,429
Mazda Motor Corp.	9,500	136,787
McDonald's Holdings Co. Japan, Ltd.	1,200	35,031
Mebuki Financial Group, Inc.	12,400	49,564
Medipal Holdings Corp.	2,700	42,344
MEIJI Holdings Co., Ltd.	1,900	158,205
Minebea Mitsumi, Inc.	5,300	70,695
Miraca Holdings, Inc.	21,900	1,007,168
Mitsubishi Chemical Holdings Corp.	23,100	178,733
Mitsubishi Corp.	147,700	3,191,344
Mitsubishi Electric Corp.	250,000	3,586,185
Mitsubishi Estate Co., Ltd.	22,000	401,150
Mitsubishi Gas Chemical Co., Inc.	2,600	53,994
Mitsubishi Heavy Industries, Ltd.	53,000	212,609
Mitsubishi Logistics Corp.	2,000	27,558
Mitsubishi Materials Corp.	1,800	54,487
Mitsubishi Motors Corp.	11,000	66,101
Mitsubishi Tanabe Pharma Corp.	3,800	79,120
Mitsubishi UFJ Financial Group, Inc.	454,800	2,858,381
Mitsubishi UFJ Lease & Finance Co., Ltd.	170,400	849,475

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Mitsui & Co., Ltd.	28,400	$411,345
Mitsui Chemicals, Inc.	16,000	79,044
Mitsui Fudosan Co., Ltd.	56,000	1,194,144
Mitsui OSK Lines, Ltd.	18,000	56,589
Mixi, Inc.	700	33,702
Mizuho Financial Group, Inc.	393,500	721,046
MS&AD Insurance Group Holdings, Inc.	8,500	270,278
Murata Manufacturing Co., Ltd.	3,200	455,151
Nabtesco Corp.	1,900	50,346
Nagoya Railroad Co., Ltd.	15,000	67,502
NEC Corp.	43,000	103,512
Nexon Co., Ltd.	2,800	44,491
NGK Insulators, Ltd.	4,400	99,596
NGK Spark Plug Co., Ltd.	3,000	68,553
NH Foods, Ltd.	4,000	107,392
NHK Spring Co., Ltd.	3,400	37,533
Nidec Corp.	3,800	361,637
Nikon Corp.	5,700	82,635
Nintendo Co., Ltd.	1,900	440,910
Nippon Building Fund, Inc.	23	125,815
Nippon Electric Glass Co., Ltd.	8,000	48,361
Nippon Express Co., Ltd.	15,000	77,068
Nippon Paint Holdings Co., Ltd.	2,600	90,497
Nippon Prologis REIT, Inc.	24	52,018
Nippon Steel & Sumitomo Metal Corp.	13,300	306,427
Nippon Telegraph & Telephone Corp.	97,000	4,140,340
Nippon Yusen KK†	26,000	54,882
Nissan Motor Co., Ltd.	41,700	402,092
Nisshin Seifun Group, Inc.	3,500	52,219
Nissin Foods Holdings Co., Ltd.	1,200	66,505
Nitori Holdings Co., Ltd.	1,500	189,572
Nitto Denko Corp.	2,700	208,618
NOK Corp.	1,600	37,136
Nomura Holdings, Inc.	60,900	378,485
Nomura Real Estate Holdings, Inc.	113,900	1,814,952
Nomura Real Estate Master Fund, Inc.	59	91,576
Nomura Research Institute, Ltd.	2,300	84,703
NSK, Ltd.	8,000	114,399
NTT Data Corp.	2,200	104,338
NTT DOCOMO, Inc.	23,900	556,550
NTT Urban Development Corp.	2,200	19,089
Obayashi Corp.	10,600	99,116
OBIC Co., Ltd.	1,300	61,888
Odakyu Electric Railway Co., Ltd.	5,300	103,115
Oji Holdings Corp.	15,000	70,197
Olympus Corp.	4,800	184,532
Omron Corp.	28,900	1,268,090
Ono Pharmaceutical Co., Ltd.	6,800	140,758
Oracle Corp. Japan	800	45,702
Oriental Land Co., Ltd.	3,600	206,403
ORIX Corp.	180,100	2,665,182
Osaka Gas Co., Ltd.	31,000	117,785
Security Description	Shares	Value (Note 2)
Japan (continued)
Otsuka Corp.	1,100	$59,678
Otsuka Holdings Co., Ltd.	6,500	293,209
Panasonic Corp.	166,300	1,879,147
Park24 Co., Ltd.	1,600	41,879
Pola Orbis Holdings, Inc.	31,344	756,502
Rakuten, Inc.	15,900	159,243
Recruit Holdings Co., Ltd.	78,600	4,010,132
Resona Holdings, Inc.	37,900	203,543
Ricoh Co., Ltd.	11,200	92,151
Rinnai Corp.	600	47,750
Rohm Co., Ltd.	1,600	106,351
Ryohin Keikaku Co., Ltd.	420	92,013
Sankyo Co., Ltd.	800	26,731
Santen Pharmaceutical Co., Ltd.	199,600	2,890,103
SBI Holdings, Inc.	3,700	51,580
Secom Co., Ltd.	3,500	250,530
Sega Sammy Holdings, Inc.	3,200	42,885
Seibu Holdings, Inc.	2,800	46,201
Seiko Epson Corp.	4,800	101,062
Sekisui Chemical Co., Ltd.	173,900	2,922,545
Sekisui House, Ltd.	130,400	2,144,637
Seven & i Holdings Co., Ltd.	54,300	2,127,518
Seven Bank, Ltd.	10,100	33,023
Shikoku Electric Power Co., Inc.	3,000	32,956
Shimadzu Corp.	3,600	57,203
Shimamura Co., Ltd.	400	52,852
Shimano, Inc.	1,300	189,751
Shimizu Corp.	10,000	89,643
Shin-Etsu Chemical Co., Ltd.	6,500	563,065
Shinsei Bank, Ltd.	31,000	57,083
Shionogi & Co., Ltd.	5,000	258,151
Shiseido Co., Ltd.	6,100	160,541
Shizuoka Bank, Ltd.	10,000	81,380
Showa Shell Sekiyu KK	3,200	32,394
SMC Corp.	11,400	3,370,951
SoftBank Group Corp.	30,200	2,132,690
Sohgo Security Services Co., Ltd.	1,300	48,518
Sompo Holdings, Inc.	5,800	212,505
Sony Corp.	42,700	1,444,428
Sony Financial Holdings, Inc.	2,800	44,994
Stanley Electric Co., Ltd.	2,300	65,593
Start Today Co., Ltd.	2,930	64,822
Sumitomo Chemical Co., Ltd.	24,000	134,088
Sumitomo Corp.	178,400	2,399,659
Sumitomo Dainippon Pharma Co., Ltd.	2,600	42,925
Sumitomo Electric Industries, Ltd.	12,500	207,267
Sumitomo Heavy Industries, Ltd.	9,000	62,732
Sumitomo Metal Mining Co., Ltd.	9,000	128,011
Sumitomo Mitsui Financial Group, Inc.	82,600	3,001,141
Sumitomo Mitsui Trust Holdings, Inc.	48,000	1,664,241
Sumitomo Realty & Development Co., Ltd.	6,000	155,538
Sumitomo Rubber Industries, Ltd.	41,200	702,025
Sundrug Co., Ltd.	1,396	46,834
Suntory Beverage & Food, Ltd.	49,300	2,076,862

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Suruga Bank, Ltd.	2,600	$54,742
Suzuken Co., Ltd.	1,400	45,900
Suzuki Motor Corp.	84,100	3,491,514
Sysmex Corp.	2,500	151,576
T&D Holdings, Inc.	9,800	142,251
Taiheiyo Cement Corp.	19,000	63,487
Taisei Corp.	17,000	123,839
Taisho Pharmaceutical Holdings Co., Ltd.	600	48,720
Taiyo Nippon Sanso Corp.	2,600	30,407
Takashimaya Co., Ltd.	5,000	43,744
Takeda Pharmaceutical Co., Ltd.	11,800	554,228
TDK Corp.	2,100	132,983
Teijin, Ltd.	3,000	56,562
Terumo Corp.	5,600	194,413
THK Co., Ltd.	60,000	1,510,644
Tobu Railway Co., Ltd.	16,000	81,056
Toho Co., Ltd.	1,800	47,712
Toho Gas Co., Ltd.	7,000	49,484
Tohoku Electric Power Co., Inc.	7,600	102,944
Tokio Marine Holdings, Inc.	68,900	2,906,264
Tokyo Electric Power Co. Holdings, Inc.†	25,100	98,299
Tokyo Electron, Ltd.	16,500	1,801,469
Tokyo Gas Co., Ltd.	34,000	154,715
Tokyo Tatemono Co., Ltd.	3,100	40,877
Tokyu Corp.	18,000	127,405
Tokyu Fudosan Holdings Corp.	8,200	44,488
TonenGeneral Sekiyu KK(2)(3)	7,000	87,655
Toppan Printing Co., Ltd.	9,000	91,754
Toray Industries, Inc.	23,000	203,907
Toshiba Corp.†	68,000	147,446
Tosoh Corp.	41,000	360,172
TOTO, Ltd.	2,300	86,872
Toyo Seikan Group Holdings, Ltd.	2,600	42,224
Toyo Suisan Kaisha, Ltd.	1,500	55,847
Toyoda Gosei Co., Ltd.	1,200	30,515
Toyota Industries Corp.	2,600	129,148
Toyota Motor Corp.	80,100	4,347,114
Toyota Tsusho Corp.	3,700	112,000
Trend Micro, Inc.	2,000	88,925
Tsuruha Holdings, Inc.	687	63,560
Unicharm Corp.	6,700	160,534
United Urban Investment Corp.	42	64,511
USS Co., Ltd.	3,700	61,683
West Japan Railway Co.	2,600	169,106
Yahoo Japan Corp.	295,600	1,364,757
Yakult Honsha Co., Ltd.	1,500	83,266
Yamada Denki Co., Ltd.	11,400	56,831
Yamaguchi Financial Group, Inc.	3,000	32,525
Yamaha Corp.	2,700	74,333
Yamaha Motor Co., Ltd.	4,600	110,775
Yamato Holdings Co., Ltd.	5,800	121,517
Yamazaki Baking Co., Ltd.	1,800	37,025
Security Description	Shares	Value (Note 2)
Japan (continued)
Yaskawa Electric Corp.	4,000	$80,266
Yokogawa Electric Corp.	3,600	56,653
Yokohama Rubber Co., Ltd.	1,800	35,230
		140,177,975
Jersey — 0.9%
Experian PLC	15,921	324,744
Glencore PLC†	205,718	807,126
Petrofac, Ltd.	4,443	51,157
Randgold Resources, Ltd.	1,508	131,595
Shire PLC	14,904	870,359
Shire PLC ADR	7,600	1,324,148
Wolseley PLC	4,230	266,049
WPP PLC	113,887	2,499,913
		6,275,091
Luxembourg — 0.7%
ArcelorMittal†	30,517	256,733
Millicom International Cellular SA SDR	1,126	62,793
RTL Group SA	645	51,950
Samsonite International SA	849,300	3,087,271
SES SA FDR	6,012	139,848
Tenaris SA	69,008	1,183,037
		4,781,632
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	119,300	32,834
Mexico — 0.2%
America Movil SAB de CV, Series L ADR	53,200	753,844
Grupo Financiero Banorte SAB de CV, Class O	152,890	879,828
		1,633,672
Netherlands — 3.1%
Aalberts Industries NV	35,831	1,337,858
ABN AMRO Group NV CVA*	69,994	1,698,733
Aegon NV	31,055	158,061
AerCap Holdings NV†	2,827	129,957
Airbus SE	9,780	744,207
Akzo Nobel NV	4,112	340,977
Altice NV, Class A†	6,193	140,095
Altice NV, Class B†	1,491	33,721
ASML Holding NV (Euronext Amsterdam)	31,143	4,132,984
Boskalis Westminster NV	1,474	50,830
CNH Industrial NV	15,817	152,537
EXOR NV	1,695	87,663
Ferrari NV	2,037	151,572
Fiat Chrysler Automobiles NV†	15,442	168,854
Gemalto NV	1,356	75,772
Heineken Holding NV	1,741	138,499
Heineken NV	3,837	326,646
ING Groep NV	247,479	3,741,029
Koninklijke Ahold Delhaize NV	21,602	462,283
Koninklijke DSM NV	2,940	198,879
Koninklijke KPN NV	56,859	171,235

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Philips NV	93,331	$2,999,908
Koninklijke Vopak NV	1,205	52,544
Mobileye NV†	2,918	179,165
NN Group NV	5,221	169,794
NXP Semiconductors NV†	4,886	505,701
OCI NV†	1,440	27,674
QIAGEN NV	3,567	103,541
Randstad Holding NV	1,978	114,158
RELX NV	16,728	309,797
STMicroelectronics NV	10,959	167,533
Unilever NV CVA	27,106	1,346,650
Wolters Kluwer NV	5,028	209,003
		20,627,860
New Zealand — 0.1%
Auckland International Airport, Ltd.	15,703	74,413
Contact Energy, Ltd.	12,192	43,246
Fletcher Building, Ltd.	11,814	68,903
Mercury NZ, Ltd.	11,874	26,219
Meridian Energy, Ltd.	21,699	42,591
Ryman Healthcare, Ltd.	6,611	38,974
Spark New Zealand, Ltd.	31,975	78,451
		372,797
Norway — 1.7%
DNB ASA	306,600	4,859,922
Gjensidige Forsikring ASA	3,390	51,642
Marine Harvest ASA	6,378	97,235
Norsk Hydro ASA	353,801	2,054,520
Orkla ASA	14,056	125,889
Schibsted ASA, Class A	1,278	32,894
Schibsted ASA, Class B	1,493	34,168
Statoil ASA	134,813	2,303,355
Storebrand ASA†	194,312	1,292,215
Telenor ASA	12,432	206,906
Yara International ASA	3,089	118,938
		11,177,684
Papua New Guinea — 0.0%
Oil Search, Ltd.	23,015	126,953
Portugal — 0.1%
Banco Espirito Santo SA†(1)(2)	59,101	0
EDP - Energias de Portugal SA	39,792	134,779
Galp Energia SGPS SA	7,691	116,713
Jeronimo Martins SGPS SA	4,310	77,107
		328,599
Singapore — 1.6%
Ascendas Real Estate Investment Trust	34,500	62,151
Broadcom, Ltd.	9,400	2,058,224
CapitaLand Commercial Trust	35,300	38,988
CapitaLand Mall Trust	40,700	57,318
CapitaLand, Ltd.	43,300	112,363
City Developments, Ltd.	6,200	45,209
ComfortDelGro Corp., Ltd.	33,500	61,307
DBS Group Holdings, Ltd.	284,300	3,942,824
Global Logistic Properties, Ltd.	44,200	87,841
Security Description	Shares	Value (Note 2)
Singapore (continued)
Hutchison Port Holdings Trust	95,500	$39,632
Jardine Cycle & Carriage, Ltd.	1,800	56,438
Keppel Corp., Ltd.	25,200	125,023
Oversea-Chinese Banking Corp., Ltd.	50,400	350,208
Sembcorp Industries, Ltd.	132,800	301,894
Sembcorp Marine, Ltd.	14,100	19,303
Singapore Airlines, Ltd.	8,700	62,629
Singapore Exchange, Ltd.	14,100	77,614
Singapore Press Holdings, Ltd.	24,700	62,684
Singapore Technologies Engineering, Ltd.	24,700	65,862
Singapore Telecommunications, Ltd.	133,080	371,979
StarHub, Ltd.	8,800	18,118
Suntec Real Estate Investment Trust	41,500	53,104
United Overseas Bank, Ltd.	91,000	1,438,331
UOL Group, Ltd.	8,000	39,861
Wilmar International, Ltd.	444,200	1,120,939
Yangzijiang Shipbuilding Holdings, Ltd.	34,500	27,869
		10,697,713
South Korea — 0.7%
KT Corp.	36,760	1,048,595
NAVER Corp.	2,292	1,752,356
Samsung Electronics Co., Ltd.	984	1,812,609
		4,613,560
Spain — 2.3%
Abertis Infraestructuras SA	8,659	139,485
ACS Actividades de Construccion y Servicios SA	3,022	102,825
Aena SA*	1,155	182,728
Amadeus IT Group SA	7,370	373,932
Banco Bilbao Vizcaya Argentaria SA	460,200	3,569,143
Banco de Sabadell SA	88,264	161,767
Banco Popular Espanol SA†	55,235	53,621
Banco Santander SA	239,939	1,470,530
Bankia SA	79,111	89,966
Bankinter SA	11,538	96,882
CaixaBank SA	44,579	191,607
Distribuidora Internacional de Alimentacion SA	10,599	61,295
Enagas SA	3,718	96,581
Endesa SA	5,374	126,298
Ferrovial SA	7,991	159,925
Gas Natural SDG SA	5,992	131,297
Grifols SA	5,133	125,891
Iberdrola SA	90,661	648,488
Industria de Diseno Textil SA	76,087	2,681,843
International Consolidated Airlines Group SA	14,056	92,969
Mapfre SA	15,969	54,770
Red Electrica Corp. SA	113,969	2,188,478
Repsol SA	17,940	277,028
Telefonica SA	197,712	2,211,487
Zardoya Otis SA	2,911	26,893
		15,315,729

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Sweden — 2.5%
Alfa Laval AB	4,871	$91,922
ASSA ABLOY AB, Class B	141,487	2,910,063
Atlas Copco AB, Class A	11,162	394,005
Atlas Copco AB, Class B	6,695	212,790
Boliden AB	4,691	139,777
Electrolux AB, Series B	4,148	115,311
Elekta AB, Series B	290,236	2,838,989
Getinge AB, Class B	3,450	60,525
Hennes & Mauritz AB, Class B	15,938	407,314
Hexagon AB, Class B	4,401	176,813
Husqvarna AB, Class B	7,019	61,608
ICA Gruppen AB	1,328	45,321
Industrivarden AB, Class C	2,820	61,085
Investor AB, Class B	7,584	319,250
Kinnevik AB, Class B	4,045	107,889
Lundin Petroleum AB†	3,107	63,037
Nordea Bank AB	237,807	2,714,943
Sandvik AB	18,321	273,773
Securitas AB, Class B	5,317	83,072
Skandinaviska Enskilda Banken AB, Class A	25,109	279,373
Skanska AB, Class B	5,650	133,043
SKF AB, Class B	6,761	133,777
Svenska Cellulosa AB SCA, Class B	10,131	326,746
Svenska Handelsbanken AB, Class A	183,985	2,523,450
Swedbank AB, Class A	16,884	391,168
Swedish Match AB	3,223	104,848
Tele2 AB, Class B	5,386	51,422
Telefonaktiebolaget LM Ericsson, Class B	171,373	1,143,679
Telia Co AB	43,442	182,239
Volvo AB, Class B	25,604	378,032
		16,725,264
Switzerland — 7.9%
ABB, Ltd.	106,329	2,487,185
Actelion, Ltd.	1,709	482,338
Adecco Group AG	2,781	197,542
Aryzta AG	1,497	48,049
Baloise Holding AG	817	112,316
Barry Callebaut AG	38	49,660
Chocoladefabriken Lindt & Spruengli AG	2	132,831
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	16	90,730
Cie Financiere Richemont SA	8,666	685,217
Clariant AG	69,253	1,306,726
Coca-Cola HBC AG	3,015	77,854
Credit Suisse Group AG	30,875	459,280
Dufry AG†	763	116,242
EMS-Chemie Holding AG	141	82,138
Galenica AG	66	69,581
GAM Holding AG	59,802	737,338
Geberit AG	629	271,155
Givaudan SA	153	275,557
Security Description	Shares	Value (Note 2)
Switzerland (continued)
Julius Baer Group, Ltd.	3,702	$184,795
Kuehne & Nagel International AG	925	130,672
LafargeHolcim, Ltd.	7,546	445,987
Lonza Group AG	13,438	2,540,965
Nestle SA	205,141	15,739,116
Novartis AG	90,130	6,690,127
Pargesa Holding SA	532	37,604
Partners Group Holding AG	288	154,832
Roche Holding AG	45,421	11,599,552
Schindler Holding AG (Participation Certificate)(SIX)	10,678	2,065,987
Schindler Holding AG(AQXE)	339	64,270
SGS SA	90	192,013
Sika AG	36	216,004
Sonova Holding AG	3,082	427,385
Swatch Group AG (XEGT)	513	183,710
Swatch Group AG (TRQX)	864	60,208
Swiss Life Holding AG	549	177,144
Swiss Prime Site AG	1,083	95,309
Swiss Re AG	5,541	497,592
Swisscom AG	440	202,989
Syngenta AG	1,542	680,595
UBS Group AG	60,829	973,483
Zurich Insurance Group AG	6,160	1,644,471
		52,686,549
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	430,000	2,678,421
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	89,794	2,948,835
		5,627,256
United Kingdom — 16.6%
3i Group PLC	16,767	157,450
Aberdeen Asset Management PLC	15,863	52,609
Admiral Group PLC	3,362	83,782
Aggreko PLC	4,424	48,971
Anglo American PLC†	23,318	356,279
Antofagasta PLC	172,022	1,798,568
Ashtead Group PLC	8,627	178,669
Associated British Foods PLC	5,904	192,769
AstraZeneca PLC	21,011	1,293,200
Auto Trader Group PLC*	16,711	82,137
Aviva PLC	752,410	5,015,137
Babcock International Group PLC	4,232	46,766
BAE Systems PLC	302,611	2,435,984
Barclays PLC	1,160,565	3,273,117
Barclays PLC ADR	60,200	676,648
Barratt Developments PLC	16,894	115,675
Berkeley Group Holdings PLC	2,160	86,790
BHP Billiton PLC	236,167	3,651,329
BP PLC	307,796	1,764,486
British American Tobacco PLC	31,000	2,058,515
British Land Co. PLC	16,689	127,549
BT Group PLC	140,710	560,973
Bunzl PLC	5,696	165,567
Burberry Group PLC	221,223	4,778,418

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Capita PLC	11,360	$80,345
Carnival PLC	3,152	180,792
Centrica PLC	89,944	244,539
Close Brothers Group PLC	15,537	299,392
Cobham PLC	27,995	46,650
Compass Group PLC	122,692	2,315,036
Croda International PLC	2,262	101,006
Diageo PLC	248,719	7,115,846
Direct Line Insurance Group PLC	358,059	1,558,479
Dixons Carphone PLC	16,788	66,803
easyJet PLC	2,730	35,093
Fresnillo PLC	3,837	74,803
G4S PLC	26,724	101,887
GKN PLC	261,535	1,190,452
GlaxoSmithKline PLC	179,151	3,724,887
GlaxoSmithKline PLC ADR	37,700	1,589,432
Great Portland Estates PLC	60,226	491,604
Hammerson PLC	13,644	97,610
Hargreaves Lansdown PLC	4,058	66,146
Hikma Pharmaceuticals PLC	2,395	59,444
HSBC Holdings PLC	326,970	2,666,483
IMI PLC	4,706	70,341
Imperial Brands PLC	15,918	771,222
Inmarsat PLC	7,268	77,447
InterContinental Hotels Group PLC	3,103	151,933
Intertek Group PLC	2,789	137,467
intu Properties PLC	15,710	54,955
Investec PLC	9,518	64,873
ITV PLC	60,124	164,896
J Sainsbury PLC	21,495	71,179
Johnson Matthey PLC	3,191	123,139
Kingfisher PLC	480,259	1,962,198
Land Securities Group PLC	13,510	179,254
Legal & General Group PLC	99,871	309,443
Liberty Global PLC, Class A†	26,473	949,587
Lloyds Banking Group PLC	5,790,788	4,811,702
London Stock Exchange Group PLC	5,324	211,520
Marks & Spencer Group PLC	147,799	624,048
Mediclinic International PLC	6,104	54,452
Meggitt PLC	261,863	1,460,977
Merlin Entertainments PLC*	11,235	67,510
Mondi PLC	6,250	150,896
National Grid PLC	208,320	2,645,278
NEX Group PLC	5,355	38,142
Next PLC	2,386	129,143
Old Mutual PLC	81,884	205,801
Pearson PLC	14,033	119,997
Persimmon PLC	63,049	1,654,137
Provident Financial PLC	2,454	92,146
Prudential PLC	263,133	5,558,396
Reckitt Benckiser Group PLC	44,212	4,035,951
RELX PLC	18,442	361,378
Rio Tinto PLC	20,560	826,755
Rolls-Royce Holdings PLC	31,210	294,837
Rolls-Royce Holdings PLC, Class C† (Preference Shares)	4,132,089	5,177
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Royal Bank of Scotland Group PLC†	58,411	$177,176
Royal Dutch Shell PLC, Class A(TRQX)	69,938	1,836,627
Royal Dutch Shell PLC, Class A(CHIX)	184,773	4,852,005
Royal Dutch Shell PLC, Class B	62,269	1,704,278
Royal Dutch Shell PLC, Class B ADR	35,800	1,998,714
Royal Mail PLC	15,071	80,250
RSA Insurance Group PLC	184,183	1,353,425
Sage Group PLC	18,365	145,075
Schroders PLC	2,163	82,114
Segro PLC	12,599	72,013
Severn Trent PLC	4,087	121,973
Sky PLC	135,108	1,652,142
Smith & Nephew PLC	14,923	227,356
Smiths Group PLC	6,832	138,583
SSE PLC	57,773	1,068,385
St James's Place PLC	8,859	117,876
Standard Chartered PLC†	140,309	1,341,302
Standard Life PLC	33,590	149,275
Tate & Lyle PLC	8,107	77,652
Taylor Wimpey PLC	55,379	133,981
TechnipFMC PLC†	3,532	115,261
Tesco PLC†	135,301	314,627
TP ICAP PLC	4,376	25,467
Travis Perkins PLC	4,246	80,542
Unilever PLC	153,699	7,586,277
United Utilities Group PLC	11,655	145,076
Vodafone Group PLC	441,218	1,150,381
Vodafone Group PLC ADR	98,400	2,600,712
Weir Group PLC	3,663	87,978
Whitbread PLC	35,156	1,743,379
William Hill PLC	14,917	54,349
WM Morrison Supermarkets PLC	35,710	107,379
Worldpay Group PLC*	23,161	85,720
		110,971,644
United States — 0.6%
Autoliv, Inc. SDR	10,232	1,048,247
Philip Morris International, Inc.	9,774	1,103,485
Priceline Group, Inc.†	903	1,607,313
		3,759,045
Total Common Stocks (cost $620,117,254)		654,209,923
EXCHANGE-TRADED FUNDS — 0.8%
iShares MSCI EAFE ETF Index Fund (cost $5,403,718)	89,741	5,589,967
RIGHTS — 0.0%
Germany — 0.0%
Deutsche Bank AG† Expires 04/06/2017 (Strike price EUR 11.65) (cost $0)	23,196	55,430
Total Long-Term Investment Securities (cost $625,520,972)		659,855,320

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(4)	821,485	$821,485
T. Rowe Price Government Reserve Fund 0.66%(4)	1,078	1,078
Total Short-Term Investment Securities (cost $822,563)		822,563
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 03/31/2017, to be repurchased 04/03/2017 in the amount of $710,005 collateralized by $750,000 of United States Treasury Bonds, bearing interest at 2.88% due 08/15/2045 and having an approximate value of $728,836 (cost $ 710,000)	$710,000	710,000
TOTAL INVESTMENTS (cost $627,053,535)(5)	98.9%	661,387,883
Other assets less liabilities	1.1	7,370,246
NET ASSETS	100.0%	$668,758,129

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2017, the aggregate value of these securities was $5,195,694 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(2)  Illiquid security. At March 31, 2017, the aggregate value of these securities was $89,132 representing 0.0% of net assets.

(3)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).

(4)  The rate shown is the 7-day yield as of March 31, 2017.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

AQXE — Equis Exchange

CDI — Chess Depositary Interest

CHIX — Chi X Europe Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

EUR — Euro Currency

Euronext — Euro Stock Exchange

FDR — Fiduciary Depositary Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SGX — Singapore Stock Exchange

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2017	Unrealized Appreciation (Depreciation)
54	Long	E-Mini MSCI EAFE Index	June 2017	$4,789,082	$4,811,400	$22,318

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$34,819,192	$—	$1,477	$34,820,669
Japan	140,090,320	87,655	—	140,177,975
Portugal	328,599	—	0	328,599
United Kingdom	110,966,467	5,177	—	110,971,644
Other Countries	367,911,036	—	—	367,911,036
Exchange-Traded Funds	5,589,967	—	—	5,589,967
Rights	55,430	—	—	55,430
Short-Term Investment Securities	822,563	—	—	822,563
Repurchase Agreements	—	710,000	—	710,000
Total Investments at Value	$660,583,574	$802,832	$1,477	$661,387,883
Other Financial Instruments:†
Futures Contracts	$22,318	$—	$—	$22,318

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
United States Treasury Notes	31.9%
Federal National Mtg. Assoc.	12.4
Diversified Financial Services	12.3
Diversified Banking Institutions	7.1
United States Treasury Bonds	6.8
Federal Home Loan Mtg. Corp.	6.1
Repurchase Agreements	3.3
Banks-Commercial	1.7
Oil Companies-Exploration & Production	1.5
Cable/Satellite TV	1.5
Government National Mtg. Assoc.	1.4
Sovereign	1.4
Telephone-Integrated	1.4
Pipelines	1.3
Electric-Integrated	1.3
Banks-Super Regional	1.2
Brewery	1.2
Auto-Cars/Light Trucks	0.9
Medical-Drugs	0.9
Real Estate Investment Trusts	0.7
Oil Companies-Integrated	0.7
Medical-Generic Drugs	0.7
Medical-HMO	0.6
Municipal Bonds & Notes	0.6
Retail-Drug Store	0.5
Applications Software	0.4
Computers	0.4
Electronic Components-Semiconductors	0.4
Foreign Government Obligations	0.4
Cellular Telecom	0.4
Tobacco	0.3
Multimedia	0.3
Insurance-Multi-line	0.3
Food-Misc./Diversified	0.3
Finance-Credit Card	0.3
Retail-Building Products	0.3
Computer Services	0.3
Transport-Rail	0.3
Transport-Services	0.2
Airlines	0.2
Medical Products	0.2
Trucking/Leasing	0.2
Aerospace/Defense	0.2
Oil Refining & Marketing	0.2
Medical-Biomedical/Gene	0.2
Medical Instruments	0.2
Retail-Auto Parts	0.2
Insurance Brokers	0.2
Aerospace/Defense-Equipment	0.2
Insurance-Property/Casualty	0.2
Casino Hotels	0.2
Electric-Generation	0.1
Paper & Related Products	0.1
Diversified Manufacturing Operations	0.1
Semiconductor Equipment	0.1
Rental Auto/Equipment	0.1
Chemicals-Specialty	0.1
Savings & Loans/Thrifts	0.1
Containers-Paper/Plastic	0.1
Insurance-Mutual	0.1
Real Estate Operations & Development	0.1%
Insurance-Life/Health	0.1
Finance-Other Services	0.1
Enterprise Software/Service	0.1
Television	0.1
Electronic Measurement Instruments	0.1
Commercial Services	0.1
Food-Retail	0.1
Federal Home Loan Bank	0.1
Metal-Iron	0.1
Diagnostic Equipment	0.1
Medical-Hospitals	0.1
Networking Products	0.1
Medical-Wholesale Drug Distribution	0.1
Beverages-Non-alcoholic	0.1
Medical Labs & Testing Services	0.1
Retail-Restaurants	0.1
Finance-Consumer Loans	0.1
Broadcast Services/Program	0.1
Data Processing/Management	0.1
Independent Power Producers	0.1
Agricultural Chemicals	0.1
Investment Management/Advisor Services	0.1
Machinery-General Industrial	0.1
Metal Processors & Fabrication	0.1
Commercial Services-Finance	0.1
Retail-Discount	0.1
Food-Wholesale/Distribution	0.1
Advertising Services	0.1
Insurance-Reinsurance	0.1
Professional Sports	0.1
Machinery-Farming	0.1
Tools-Hand Held	0.1
110.6%
Credit Quality†#
Aaa	60.6%
Aa	2.4
A	9.2
Baa	15.7
Ba	3.5
B	1.2
Caa	0.8
Ca	0.3
Not Rated@	6.3
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES — 12.2%
Diversified Financial Services — 12.2%
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 1.32% due 11/25/2035(1)	$218,301	$202,529
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 1.48% due 01/25/2036(1)	167,547	144,954
Alternative Loan Trust FRS Series 2006-29T1, Class 1A4 1.38% due 10/25/2036(1)	224,959	139,268
Alternative Loan Trust Series 2005-64CB, Class A1 5.50% due 12/25/2035(1)	229,301	196,677
American Express Credit Account Master Trust FRS Series 2014-1, Class A 1.28% due 12/15/2021	145,000	145,723
American Home Mtg. Assets Trust FRS Series 2006-2, Class 2A1 1.17% due 09/25/2046(1)	192,965	157,623
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.58% due 10/25/2046(1)	69,841	55,029
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	115,000	116,040
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.49% due 07/27/2026*(2)	1,190,000	1,189,530
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 2.46% due 01/15/2029*(2)	841,716	845,504
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(1)	344,172	344,165
Apidos CLO XVI FRS Series 2013-16A, Class A1 2.47% due 01/19/2025*(2)	795,000	794,667
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.45% due 07/18/2027*(2)	1,500,000	1,505,956
Apidos CLO, Ltd. FRS Series 2015-20A, Class A1R 2.35% due 01/16/2027*(2)	1,305,000	1,304,421
Atlas Senior Loan Fund, Ltd. FRS Series 2014-6A, Class AR 2.28% due 10/15/2026*(2)	1,705,000	1,705,133
Atlas Senior Loan Fund, Ltd. FRS Series 2014-1A, Class AR 2.45% due 07/16/2026*(2)	542,000	541,756
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
Atrium XI FRS Series 11-A, Class B 3.19% due 10/23/2025*(2)	$1,520,000	$1,519,983
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.74% due 12/05/2032*(3)	1,425,000	1,498,865
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class A 2.56% due 04/25/2026*(2)	1,205,000	1,204,398
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class AR 2.67% due 04/25/2026*(2)(7)	1,205,000	1,205,000
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	191,000	190,805
Babson CLO, Ltd. FRS Series 2014-IA, Class A1R 2.18% due 07/20/2025*(2)	295,000	295,571
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.89% due 02/10/2051(3)	248,758	250,362
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 1.04% due 01/25/2037(1)	17,961	11,820
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 1.21% due 02/20/2047(1)	456,498	424,819
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(3)	837,000	862,037
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*	1,705,000	1,762,068
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(3)	1,155,000	1,180,926
BCAP LLC Trust FRS Series 2006-AA2, Class A1 1.15% due 01/25/2037(1)	24,997	20,900
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12,Class 11A1 3.16% due 02/25/2036(1)	68,295	58,314
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 1.46% due 02/25/2036(1)	71,085	61,759
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 1.48% due 01/25/2036(1)	218,920	194,991
Bear Stearns ALT-A Trust FRS Series 2005-9, Class 11A1 1.50% due 11/25/2035(1)	100,910	99,992

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 1.16% due 10/25/2036(1)	$105,041	$90,337
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 1.18% due 02/25/2037(1)	229,869	202,225
Benefit Street Partners CLO, Ltd. FRS Series 2016-10A, Class A1 2.23% due 01/15/2029*(2)	680,000	681,925
BlueMountain CLO, Ltd. Series 2013-4A, Class AR 2.15% due 04/15/2025	1,800,000	1,800,000
BlueMountain CLO, Ltd. FRS Series 2014-1, Class A1R 2.28% due 04/30/2026*(2)	1,320,000	1,319,560
BlueMountain CLO, Ltd. FRS Series 2014-4A, Class A1R 2.40% due 11/30/2026*(2)	1,774,000	1,775,430
BlueMountain CLO, Ltd. FRS Series 2015-3A, Class A1 2.51% due 10/20/2027*(2)	2,115,000	2,121,345
BMW Vehicle Lease Trust Series 2017-1, Class A3 1.98% due 05/20/2020	100,000	100,373
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.51% due 04/27/2027*(2)	1,355,000	1,354,520
CarMax Auto Owner Trust Series 2016-4, ClassA4 1.60% due 06/15/2022	160,000	157,451
Cent CLO LP FRS Series 2014-21A, Class A1AR 2.23% due 07/27/2026*(2)	810,000	810,126
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.52% due 01/25/2026*(2)	1,500,000	1,499,407
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(3)	400,000	402,930
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	219,000	217,542
Chase Mtg. Finance Trust FRS Series 2005-A1, Class 2A2 3.19% due 12/25/2035(1)	212,053	204,774
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	320,000	303,779
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(1)	307,378	307,068
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
CHL Mtg. Pass Through Trust FRS Series 2007-HY4, Class 1A1 3.14% due 09/25/2047(1)	$294,489	$271,793
CHL Mtg. Pass-Through Trust FRS Series 2007-HY1, Class 1A1 3.55% due 04/25/2037(1)	44,563	42,522
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 2.23% due 05/24/2026*(2)	1,495,000	1,494,647
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 2.52% due 04/18/2025*(2)	1,285,000	1,284,500
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	300,000	302,615
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.06% due 07/10/2047(3)(4)	4,163,476	247,148
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29,Class XA 1.16% due 04/10/2048(3)(4)	3,684,601	237,940
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(3)	100,000	98,155
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(3)	303,000	307,491
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(3)	465,605	472,978
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(3)	1,029,000	1,066,036
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(3)	610,000	639,345
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(3)	615,000	651,383
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(3)	261,568	264,217

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
COLT Mtg. Loan Trust VRS Series 2016-3, Class A1 2.80% due 12/26/2046*(1)	$587,718	$588,089
COMM Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(3)	454,000	460,676
COMM Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2048(3)	34,505	35,217
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(3)	1,205,000	1,236,039
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(3)	1,135,000	1,170,941
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(3)	605,000	638,355
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(3)	675,000	715,172
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(3)	845,000	915,328
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.10% due 12/10/2049(3)	547,529	552,962
Consumer Credit Origination Loan Trust Series 2015-1, Class A 2.82% due 03/15/2021*(18)	2,984	2,984
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 1.25% due 01/25/2036(1)	157,042	136,410
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 1.30% due 11/25/2035(1)	62,551	52,322
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 1.78% due 12/25/2035(1)	145,074	119,197
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	220,347	168,098
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 1.66% due 03/25/2035(1)	76,354	67,361
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB7, Class 6A1 3.00% due 11/20/2035(1)	43,654	36,786
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB3, Class 2A2A 3.04% due 06/20/2035(1)	$141,938	$133,218
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.87% due 06/15/2057(3)(4)	10,222,227	503,810
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(3)	740,022	751,262
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(3)	1,448,000	1,484,317
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(3)	703,000	726,320
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(3)	372,000	389,925
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 1.13% due 12/25/2036(1)	235,807	190,779
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 1.13% due 03/25/2037(1)	22,288	18,249
Dryden Senior Loan Fund FRS Series 2015-38A, Class A 2.45% due 07/15/2027*(2)	575,000	576,685
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 2.45% due 10/15/2028*(2)	1,370,000	1,376,165
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class AR 2.21% due 04/18/2026*(2)	1,255,000	1,254,372
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 2.37% due 04/18/2026*(2)	1,260,000	1,259,456
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.53% due 03/19/2046(1)	514,297	442,134
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 1.29% due 09/25/2036(18)	495,000	398,468
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	168,000	168,487
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	180,000	181,526

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GM Financial Automobile Leasing Trust Series 2014-2A, Class B 1.96% due 03/20/2018*	$190,000	$190,342
GMACM Mtg. Loan Trust FRS Series 2005-AR5, Class 4A1 3.42% due 09/19/2035(1)	53,740	48,770
GMACM Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1 3.80% due 04/19/2036(1)	355,728	318,681
Green Tree Agency Advance Funding Trust I Series 2015-T2, Class AT2 3.09% due 10/15/2048*	485,000	484,627
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 1.14% due 02/25/2037(1)	93,554	84,825
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 2.00% due 10/25/2045(1)	228,940	176,876
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(3)	38,625	39,175
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(3)	1,285,000	1,298,289
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(3)	155,000	179,192
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(3)	1,225,000	1,281,697
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(3)	1,307,000	1,357,285
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 1.03% due 12/25/2046(18)	50,116	31,172
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 1.05% due 12/25/2046(18)	91,452	49,737
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 1.06% due 02/25/2037(18)	469,704	249,297
GSAA Home Equity Trust FRS Series 2006-19, Class A1 1.07% due 12/25/2036(18)	16,129	8,068
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 1.22% due 11/25/2036(18)	122,460	74,184
GSAA Home Equity Trust FRS Series 2006-3, Class A3 1.28% due 03/25/2036(18)	26,136	18,394
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 1.30% due 04/25/2047(18)	210,769	143,266
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(6)(18)	$116,983	$59,461
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(18)	379,946	188,954
GSAA Trust FRS Series 2007-6, Class 1A2 1.20% due 05/25/2047(18)	65,357	51,981
GSAA Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(6)(18)	365,000	353,736
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 1.28% due 01/25/2037(1)	654,028	392,735
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 3.24% due 10/25/2035(1)	145,363	122,454
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.36% due 01/25/2036(1)	14,809	13,837
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A4 3.36% due 01/25/2036(1)	191,646	178,029
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 1.17% due 01/19/2038(1)	13,745	11,920
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 1.22% due 12/19/2036(1)	335,534	273,894
HarborView Mtg. Loan Trust FRS Series 2004-11, Class 1A 1.68% due 01/19/2035(1)	47,567	32,620
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	79,000	78,651
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 1.25% due 02/25/2036	200,000	180,624
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(3)	550,000	530,006
IndyMac Index Mtg. Loan Trust FRS Series 2007-FLX2, Class A1C 1.17% due 04/25/2037(1)	45,264	33,040

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 1.26% due 07/25/2035(1)	$7,010	$5,643
IndyMac Index Mtg. Loan Trust VRS Series 2005-AR13, Class 1A1 3.12% due 08/25/2035(1)	96,281	77,549
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.19% due 04/25/2037(1)	186,763	119,578
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 3.44% due 12/25/2036(1)	344,007	317,438
JFIN CLO 2017, Ltd. Series 2017-1A, Class A1 2.32% due 04/24/2029*(2)	1,080,000	1,081,623
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(3)	1,000,000	1,022,875
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(3)	1,166,492	1,213,470
JP Morgan Chase Commercial Mtg. Securities Trust Series 2015-JP1, Class A5 3.91% due 01/15/2049(3)	1,786,000	1,876,500
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.83% due 02/12/2049(3)	169,427	169,272
JP Morgan Mtg. Trust VRS Series 2006-A3, Class 3A2 3.14% due 05/25/2036(1)	176,785	162,618
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(3)	290,000	302,229
JPMBB Commercial Mtg. Securities Trust Series 2015-C33, Class A4 3.77% due 12/15/2048(3)	535,000	554,707
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(3)	1,355,000	1,404,813
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(3)	610,000	644,572
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(3)	$342,129	$342,932
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.13% due 04/15/2041(3)	71,607	73,615
Lehman XS Trust FRS Series 2006-16N, Class A4A 1.17% due 11/25/2046(1)(18)	470,159	402,608
Lehman XS Trust FRS Series 2007-7N, Class 1A2 1.22% due 06/25/2047(1)	30,148	24,470
Lehman XS Trust FRS Series 2005-6, Class 1A1 1.50% due 11/25/2035(18)	63,640	42,697
Lehman XS Trust FRS Series 2007-16N, Class 2A2 1.62% due 09/25/2047(1)	299,070	245,643
LSTAR Securities Investment Trust FRS Series 2016-5, Class A1 2.78% due 11/01/2021*(1)	1,088,629	1,083,095
LSTAR Securities Investment, Ltd. FRS Series 2016-3, Class A 2.78% due 09/01/2021*(1)	461,594	475,442
LSTAR Securities Investment, Ltd. Series 2017-1, Class A 2.78% due 01/01/2022*(1)	672,014	670,334
LSTAR Securities Investment, Ltd. FRS Series 2, Class A1 2.78% due 02/01/2022*(1)	1,305,432	1,292,378
Luminent Mtg. Trust FRS Series 2006-6, Class A1 1.18% due 10/25/2046(1)	119,290	102,140
Luminent Mtg. Trust FRS Series 2005-1, Class A1 1.24% due 11/25/2035(1)	235,937	214,955
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 2.32% due 10/23/2025*(2)	1,235,000	1,234,466
Madison Park Funding XII, Ltd. Series 2014-12A, Class AR 2.27% due 07/20/2026*(2)	1,290,000	1,291,139
Madison Park Funding XIII, Ltd. FRS Series 13A, Class AR 1.99% due 01/19/2025*(2)	740,000	739,928
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 2.46% due 07/25/2026*(2)	2,515,000	2,517,515

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.99% due 07/25/2026*(2)	$895,000	$894,297
Magnetite VIII, Ltd. FRS Series 2014-8A, Class AR 2.32% due 04/15/2026*(2)	745,000	745,102
Magnetite XII, Ltd. FRS Series 2015-12A, Class AR 2.35% due 04/15/2027*(2)	1,775,000	1,775,218
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 3.05% due 11/21/2034(1)	137,678	140,530
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 3.26% due 07/25/2035(1)	287,867	221,316
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 1.13% due 06/25/2036(18)	23,755	20,125
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.14% due 12/15/2047(3)(4)	2,766,924	150,551
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(3)	500,000	509,388
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(3)	791,000	794,954
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(3)	1,857,000	1,870,508
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(3)	52,000	51,032
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(3)	755,000	783,895
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 1.15% due 11/25/2036(18)	288,223	120,701
Morgan Stanley Mtg. Loan Trust VRS Series 2006-6AR, Class 3A1 3.23% due 05/25/2036(1)	85,558	60,050
Mortgage Repurchase Agreement Financing Trust FRS Series 2016-5, Class A 2.03% due 06/10/2019*(1)	2,027,000	2,027,339
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
Nationstar HECM Loan Trust Series 2016-1A, Class A 2.98% due 02/25/2026*	$443,301	$443,301
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 2.50% due 08/04/2025*(2)	1,085,000	1,084,746
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(1)	1,571,678	1,588,082
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(1)	1,409,905	1,439,371
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*	2,843,313	2,932,097
Nomura Asset Acceptance Corp Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.92% due 06/25/2036(1)	207,397	170,215
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 2.51% due 07/20/2026*(2)	405,000	404,798
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.59% due 02/15/2026*(2)	1,325,000	1,324,840
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.55% due 04/17/2027*(2)	1,160,000	1,159,500
Octagon Investment Partners 30, Ltd. FRS Series 1A, Class A1 2.35% due 03/17/2030*(2)	865,000	868,893
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 2.14% due 07/17/2025*(2)	705,000	705,274
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	2,030,000	2,078,881
OZLM Funding V, Ltd. FRS Series 5A, Class A1R 2.67% due 01/17/2026*(2)	2,110,000	2,111,281
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.49% due 04/30/2027*(2)	2,100,000	2,102,289
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.53% due 04/15/2027*(2)	1,565,000	1,565,814
RALI Series Trust FRS Series 2006-QA3, Class A2 1.28% due 04/25/2036(1)	344,910	248,554

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
RALI Series Trust FRS Series 2007-QH9, Class A1 1.97% due 11/25/2037(1)	$88,069	$69,095
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	103,704	95,862
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(6)(18)	345,431	183,346
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(6)(18)	162,378	102,929
Residential Asset Securitization Trust FRS Series 2005-A2, Class A2 1.43% due 03/25/2035(1)	107,743	84,375
RFMSI Series Trust VRS Series 2005-SA3, Class 1A 3.29% due 08/25/2035(1)	132,754	100,666
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 3.91% due 04/25/2037(1)	35,936	32,751
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	63,881	63,894
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 1.07% due 07/25/2036(18)	202,015	99,787
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.26% due 07/17/2026*(2)	955,000	954,523
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class A 2.50% due 07/17/2026*(2)	955,000	954,523
Sequoia Mtg. Trust VRS Series 2007-3, Class 2AA1 3.31% due 07/20/2037(1)	29,624	24,822
Shackleton CLO, Ltd. FRS Series 2014-6A, Class A2 2.50% due 07/17/2026*(2)	1,585,000	1,584,323
Sound Point CLO XV, Ltd. FRS Series 2017-1A, Class A 2.50% due 01/23/2029*(2)	600,000	601,989
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 1.16% due 07/25/2037(18)	50,000	37,340
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.23% due 11/25/2036(18)	290,000	212,569
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2 2.75% due 11/15/2049*	$1,225,000	$1,216,578
SPS Servicer Advance Receivables Trust Series 2015-T3, Class AT3 2.92% due 07/15/2047*	1,385,000	1,387,124
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 1.28% due 09/25/2034(1)	32,261	27,935
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 1.21% due 02/25/2036(1)	144,557	122,017
Symphony CLO LP FRS Series 2012-BR, Class 8AR 2.51% due 01/09/2023*(2)	1,200,000	1,198,867
Symphony CLO XV, Ltd. FRS Series 2014-15A, Class AR 2.20% due 10/17/2026*(2)	1,150,000	1,149,816
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2R 2.29% due 07/14/2026*(2)	1,130,000	1,129,488
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	100,367
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	99,592
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	79,600	80,692
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.64% due 10/20/2026*(2)	810,000	809,942
Towd Point Mtg. Trust VRS Series 2015-4, Class A1B 2.75% due 04/25/2055*(1)	507,902	508,436
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(1)	1,143,657	1,138,908
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*	2,851,765	2,849,087
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.53% due 04/20/2027*(2)	1,280,000	1,273,658
Vibrant CLO, Ltd. FRS Series 2015-3A, Class A1R 2.51% due 04/20/2026*(2)	1,120,000	1,119,542
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(3)	1,195,000	1,208,852

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Voya CLO, Ltd. FRS Series 2014-1A, Class A1R 2.35% due 04/18/2026*(2)	$565,000	$564,736
Voya CLO, Ltd. Series 2014-2A, Class A1R 2.40% due 04/17/2030	250,000	250,000
Voya CLO, Ltd. FRS Series 2014-2A, Class A1 2.47% due 07/17/2026*(2)	250,000	249,894
Voya CLO, Ltd. FRS Series 2014-4A, Class A1 2.52% due 10/14/2026*(2)	350,000	351,575
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 1.43% due 12/25/2046(1)	614,736	517,576
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.10% due 11/25/2046(1)	88,537	79,699
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2006-AR18, Class 2A2 2.39% due 01/25/2037(1)	78,832	66,269
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 2.66% due 06/25/2037(1)	216,641	194,792
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2007-HY1, Class A1 1.07% due 02/25/2037(1)	507,645	320,877
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 1.44% due 11/25/2046(1)	180,889	131,891
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 1.58% due 07/25/2036(1)	107,517	68,159
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.18% due 09/15/2057(3)(4)	9,649,082	583,461
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.19% due 05/15/2048(3)(4)	3,726,381	240,154
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(3)	75,000	61,998
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR16, Class 4A8 3.07% due 10/25/2035(1)	$575,000	$577,621
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR16, Class A1 3.23% due 10/25/2036(1)	196,275	181,555
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.80% due 02/15/2044*(3)(4)	584,718	14,283
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(3)	480,000	509,689
York, Ltd. FRS Series 2016-2A, Class A 2.73% due 01/20/2030*(2)	1,240,000	1,248,108
Total Asset Backed Securities (cost $142,687,747)		143,183,294
U.S. CORPORATE BONDS & NOTES — 25.8%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	94,000	96,981
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	151,000	150,923
		247,904
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	265,000	266,831
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	200,000	195,206
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	385,000	417,014
Lockheed Martin Corp. Senior Notes 5.72% due 06/01/2040	400,000	479,305
		1,358,356
Aerospace/Defense-Equipment — 0.1%
Harris Corp. Senior Notes 4.85% due 04/27/2035	166,000	177,327
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	160,000	162,226
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	94,000	96,350

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment (continued)
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023	$123,000	$126,690
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	65,000	62,725
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	52,000	49,920
		675,238
Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 3.40% due 12/01/2021*	48,000	47,942
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	181,000	183,842
Mosaic Co. Senior Notes 4.88% due 11/15/2041	134,000	124,279
Mosaic Co. Senior Notes 5.45% due 11/15/2033	91,000	95,460
		451,523
Airlines — 0.2%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	69,000	71,329
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(7)	14,593	14,646
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	160,000	161,295
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	1,865,000	1,903,802
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	120,068	122,769
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	77,137	80,415
		2,354,256
Appliances — 0.0%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	105,000	104,553
Applications Software — 0.4%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	965,000	940,323
Security Description	Principal Amount(10)	Value (Note 2)
Applications Software (continued)
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	$495,000	$468,354
Microsoft Corp. Senior Notes 2.88% due 02/06/2024	108,000	108,694
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	935,000	949,349
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	174,000	164,843
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,120,000	1,051,355
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	485,000	453,265
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	182,000	187,833
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	460,000	485,485
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	60,000	61,350
		4,870,851
Auto-Cars/Light Trucks — 0.9%
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	223,000	219,999
American Honda Finance Corp. Senior Notes 2.00% due 02/14/2020	165,000	165,405
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	163,000	161,890
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	155,000	150,754
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	318,000	318,720
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	287,362
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	633,000	645,485
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	528,000	526,786
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	610,000	769,404

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	$212,000	$210,984
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	212,000	206,838
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	275,000	276,341
General Motors Co. Senior Notes 4.00% due 04/01/2025	900,000	901,432
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,315,000	1,402,991
General Motors Co. Senior Notes 6.25% due 10/02/2043	240,000	264,321
General Motors Financial Co., Inc. Company Guar. Notes 3.10% due 01/15/2019	325,000	330,243
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,285,000	1,289,875
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	1,275,000	1,279,807
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	377,000	378,186
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	354,000	354,663
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	118,000	118,583
		10,260,069
Auto-Heavy Duty Trucks — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	94,000	98,465
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	264,000	265,978
		364,443
Banks-Commercial — 0.6%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	361,000	362,947
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	252,160
Capital One NA Senior Notes 1.50% due 09/05/2017	1,500,000	1,499,247
Security Description	Principal Amount(10)	Value (Note 2)
Banks-Commercial (continued)
Capital One NA Senior Notes 2.35% due 08/17/2018	$820,000	$825,165
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	260,353
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	458,000	470,601
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	261,019
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	525,000	530,914
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	251,896
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	178,000	181,013
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	299,000	371,663
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	1,128,000	1,131,893
		6,398,871
Banks-Fiduciary — 0.0%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	267,215
State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	165,000	166,196
		433,411
Banks-Super Regional — 1.2%
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	1,485,000	1,484,108
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	615,000	617,453
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	178,067
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	625,000	638,094
National City Corp. Sub. Notes 6.88% due 05/15/2019	169,000	185,609
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022(5)	190,000	190,085

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	$600,000	$676,855
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	628,617
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,363,000	1,305,008
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,291,000	1,298,852
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	116,000	118,435
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	154,000	160,028
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	378,000	366,084
Wells Fargo & Co Sub. Notes 4.75% due 12/07/2046	127,000	129,746
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	1,485,000	1,548,301
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	306,243
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	1,045,000	1,197,135
Wells Fargo Bank NA Senior Notes 2.15% due 12/06/2019	2,685,000	2,694,043
		13,722,763
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	99,000	99,619
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	530,000	544,492
Brewery — 1.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	1,102,000	1,103,598
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	225,000	226,456
Security Description	Principal Amount(10)	Value (Note 2)
Brewery (continued)
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	$228,000	$229,715
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	2,645,000	2,692,110
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	401,000	405,491
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	2,904,000	3,072,313
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,148,000	3,402,119
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	707,000	706,289
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	380,000	375,565
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	170,000	155,688
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	425,000	462,448
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	500,000	759,917
		13,591,709
Broadcast Services/Program — 0.0%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	115,000	116,725
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	57,000	55,860
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	94,000	97,055
		152,915

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	$100,000	$97,000
Building Products-Air & Heating — 0.0%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	187,000	183,786
Building Products-Cement — 0.0%
Vulcan Materials Co. Senior Notes 3.90% due 04/01/2027	246,000	247,370
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	85,000	86,275
Masco Corp. Senior Notes 4.45% due 04/01/2025	221,000	230,667
		316,942
Building-Residential/Commercial — 0.0%
Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	178,000	179,280
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	100,000	112,000
		291,280
Cable/Satellite TV — 1.3%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	85,000	90,100
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	722,000	742,677
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	455,000	479,812
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	263,000	277,904
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*	110,000	110,502
Security Description	Principal Amount(10)	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	$391,000	$444,470
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,674,000	1,927,336
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	460,000	441,114
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	1,065,000	1,061,125
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	800,000	803,262
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	660,000	564,718
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	405,000	419,791
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	570,000	601,351
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	250,000	318,870
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	670,797
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	215,000	285,746
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	370,000	363,400
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	200,000	193,496
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	680,000	677,909
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	480,000	451,955
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	209,322
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	90,000	89,662

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	$300,000	$301,500
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	75,000	87,187
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	310,000	280,948
Time Warner Cable LLC Senior Sec. Notes 5.85% due 05/01/2017	300,000	300,921
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	132,695
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,205,000	1,381,765
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	300,000	317,230
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	1,190,000	1,330,199
		15,357,764
Casino Hotels — 0.1%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	120,000	129,000
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	170,000	173,825
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	43,000	41,925
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	100,000	106,000
		450,750
Cellular Telecom — 0.3%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	290,000	313,055
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	127,000	140,652
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 3.36% due 03/20/2023*	2,650,000	2,643,375
Security Description	Principal Amount(10)	Value (Note 2)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.54% due 04/28/2020	$115,000	$117,300
		3,214,382
Chemicals-Diversified — 0.0%
Eastman Chemical Co. Senior Notes 4.65% due 10/15/2044	95,000	95,610
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	82,000	75,440
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*	136,000	133,187
		304,237
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023	56,000	58,100
Chemicals-Specialty — 0.0%
HB Fuller Co. Senior Notes 4.00% due 02/15/2027	78,000	78,408
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	40,000	40,550
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	138,904
		257,862
Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020	145,000	146,450
Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 3.75% due 03/15/2027	70,000	69,965
Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	92,000	93,056
Computer Services — 0.3%
Harland Clarke Holdings Corp. Senior Notes 8.38% due 08/15/2022*	85,000	87,125
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	126,000	122,692
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020(5)	2,050,000	2,108,177

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035(5)	$324,000	$339,685
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	278,000	278,150
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020	75,000	78,000
		3,013,829
Computers — 0.4%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	173,000	177,108
Apple, Inc. Senior Notes 2.85% due 02/23/2023	186,000	187,760
Apple, Inc. Senior Notes 3.00% due 02/09/2024	145,000	146,245
Apple, Inc. Senior Notes 3.35% due 02/09/2027	460,000	465,503
Apple, Inc. Senior Notes 3.45% due 02/09/2045	895,000	797,752
Apple, Inc. Senior Notes 3.85% due 08/04/2046	280,000	267,102
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	491,201
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	555,000	568,715
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	440,000	460,128
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	462,000	503,664
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	206,000	258,706
Security Description	Principal Amount(10)	Value (Note 2)
Computers (continued)
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	$563,000	$727,112
		5,050,996
Computers-Integrated Systems — 0.0%
Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024	134,000	148,070
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024	110,000	129,662
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	78,000	89,505
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	105,000	106,575
		196,080
Containers-Paper/Plastic — 0.0%
Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*	206,000	204,047
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	76,000	77,877
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	103,000	107,378
		389,302
Cosmetics & Toiletries — 0.0%
Estee Lauder Cos., Inc. Senior Bonds 4.15% due 03/15/2047	75,000	75,171
Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021	220,000	215,874
		291,045
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	85,000	82,034
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	77,000	83,747
		165,781

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	$255,000	$242,790
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	555,000	549,969
		792,759
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	88,000	87,560
WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046	83,000	78,792
		166,352
Diversified Banking Institutions — 5.5%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	1,200,000	1,196,820
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,250,000	1,218,494
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	1,815,000	1,833,898
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	610,000	608,502
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,609,000	1,602,028
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	625,000	624,342
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	748,942
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,488,000	2,497,041
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	415,000	422,602
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	342,000	347,274
Bank of America Corp. FRS Senior Notes 4.44% due 01/20/2048	1,380,000	1,388,920
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	525,000	575,790
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	810,777
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	$900,000	$947,010
Citigroup, Inc. Senior Notes 1.70% due 04/27/2018	600,000	600,254
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	355,000	339,580
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,220,000	1,221,132
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	7,000	6,954
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	2,210,000	2,231,185
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	312,000	317,902
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	2,779,000	2,812,467
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	400,000	410,769
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	787,000	819,950
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	860,000	940,204
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	99,000	113,537
Goldman Sachs Group, Inc. Senior Notes 2.00% due 04/25/2019	90,000	89,834
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	1,115,000	1,092,012
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	800,000	804,386
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	820,000	824,619
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	1,080,000	1,088,947
Goldman Sachs Group, Inc. FRS Senior Notes 2.79% due 10/28/2027	151,000	155,409
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	75,000	75,486

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	$164,000	$160,329
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	206,000	211,178
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	450,000	452,195
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,176,753
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	843,000	888,138
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	1,900,000	1,996,397
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	921,465
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	150,000	181,095
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	610,000	766,058
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	459,179
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,439,000	1,775,637
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	302,000	303,465
JPMorgan Chase & Co. FRS Senior Notes 2.27% due 10/24/2023	460,000	470,548
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	1,375,000	1,360,722
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	740,000	736,186
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	500,000	500,664
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	675,000	661,511
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	1,535,000	1,555,019
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,710,000	1,741,209
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 3.63% due 12/01/2027	$214,000	$207,617
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	47,722
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	1,595,000	1,634,113
JPMorgan Chase & Co. FRS Senior Notes 4.26% due 02/22/2048	165,000	164,522
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	481,595
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	505,000	544,236
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	565,605
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	200,000	210,712
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	125,000	149,081
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	125,000	142,366
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	357,000	369,051
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	360,000	391,052
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	930,000	1,279,472
Morgan Stanley Senior Notes 1.88% due 01/05/2018	1,275,000	1,277,241
Morgan Stanley Senior Notes 2.13% due 04/25/2018	1,817,000	1,823,941
Morgan Stanley Senior Notes 2.45% due 02/01/2019	365,000	368,280
Morgan Stanley Senior Notes 2.50% due 01/24/2019	425,000	429,193
Morgan Stanley Senior Notes 2.50% due 04/21/2021	275,000	273,515
Morgan Stanley Senior Notes 2.63% due 11/17/2021	605,000	601,013

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.80% due 06/16/2020	$106,000	$107,286
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,379,216
Morgan Stanley Senior Notes 3.63% due 01/20/2027	565,000	560,873
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	517,330
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	413,082
Morgan Stanley Senior Notes 3.88% due 01/27/2026	810,000	820,773
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	550,000	544,714
Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	1,010,526
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	456,000	470,953
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	170,000	174,127
Morgan Stanley Senior Notes 4.38% due 01/22/2047	110,000	110,080
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	537,000	576,621
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	218,342
Morgan Stanley Senior Notes 5.55% due 04/27/2017	240,000	240,639
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	152,873
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,225,000	1,282,185
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	138,177
		64,762,939
Diversified Financial Services — 0.0%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	275,000	276,328
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	$152,000	$153,138
Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026	168,000	161,747
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	231,000	274,128
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027*	101,000	100,369
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047*	79,000	79,474
Textron, Inc. Senior Notes 3.65% due 03/15/2027	124,000	123,145
Textron, Inc. Senior Notes 4.00% due 03/15/2026	161,000	164,003
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	134,000	133,838
		1,189,842
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	290,000	327,601
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	115,000	107,706
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021	190,000	188,924
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	210,000	211,902
		400,826
Electric-Integrated — 1.2%
AES Corp. Senior Notes 5.50% due 03/15/2024	63,000	63,945
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	505,000	630,456
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	304,338
Consolidated Edison Co. of New York, Inc. Senior Notes 4.30% due 12/01/2056	87,000	87,356

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	$415,000	$387,512
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019(6)	68,000	68,966
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	366,058
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	255,000	328,157
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	750,000	737,417
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	79,645
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	50,376
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	62,013
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,110,000	1,141,685
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	122,000	109,528
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	785,000	704,287
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	195,000	218,828
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	162,000	164,095
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	913,926
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	237,127
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	572,407
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022(6)	218,000	220,013
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	129,000	130,773
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	750,000	775,016
Security Description	Principal Amount(10)	Value (Note 2)
Electric-Integrated (continued)
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	$301,000	$392,307
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	368,931
Great Plains Energy, Inc. Senior Notes 3.15% due 04/01/2022	280,000	282,720
Great Plains Energy, Inc. Senior Notes 3.90% due 04/01/2027	430,000	434,186
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	97,099
Great Plains Energy, Inc. Senior Notes 4.85% due 04/01/2047	172,000	176,329
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	354,000	344,517
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	445,000	443,679
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	173,000	169,928
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	470,000	516,264
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	102,000	105,563
Southern California Edison Co. 1st Mtg. Bonds 1.13% due 05/01/2017	235,000	234,978
Southern Co. Senior Notes 1.30% due 08/15/2017	201,000	200,732
Southern Co. Senior Notes 1.85% due 07/01/2019	650,000	646,465
Southern Co. Senior Notes 2.95% due 07/01/2023	270,000	262,818
Southern Co. Senior Notes 4.40% due 07/01/2046	325,000	310,633
Southern Power Co. Senior Notes 4.95% due 12/15/2046	74,000	73,170
Southern Power Co. Senior Notes 5.25% due 07/15/2043	170,000	174,663

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	$41,000	$41,996
		13,630,902
Electric-Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 4.00% due 12/01/2046*	50,000	49,773
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	160,000	193,017
		242,790
Electronic Components-Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	112,000	111,830
Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	1,595,000	1,592,968
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	2,015,000	2,029,851
Intel Corp. Senior Notes 1.35% due 12/15/2017	380,000	380,245
Intel Corp. Senior Notes 4.10% due 05/19/2046	665,000	663,171
		4,666,235
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021*	700,000	691,426
Keysight Technologies, Inc. Senior Notes 4.60% due 04/06/2027	393,000	395,850
		1,087,276
Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	91,000	92,138
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*(5)	90,000	93,487
		185,625
Security Description	Principal Amount(10)	Value (Note 2)
Enterprise Software/Service — 0.1%
CA, Inc. Senior Notes 3.60% due 08/15/2022	$152,000	$154,235
Donnelley Financial Solutions, Inc. Senior Notes 8.25% due 10/15/2024*	94,000	97,055
Oracle Corp. Senior Notes 1.90% due 09/15/2021	224,000	220,107
Oracle Corp. Senior Notes 3.85% due 07/15/2036	244,000	238,407
Oracle Corp. Senior Notes 3.90% due 05/15/2035	45,000	44,438
Oracle Corp. Senior Notes 5.38% due 07/15/2040	310,000	359,800
		1,114,042
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	199,000	203,726
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	100,000	100,500
		304,226
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	174,000	176,610
Navient Corp. Senior Notes 5.63% due 08/01/2033	125,000	97,187
Navient Corp. Senior Notes 6.50% due 06/15/2022	400,000	403,500
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	128,000	133,760
		811,057
Finance-Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	100,000	103,500
American Express Credit Corp. Senior Notes 1.70% due 10/30/2019	149,000	148,092
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	1,350,000	1,352,044
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	226,000	223,978

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
Discover Financial Services Senior Notes 5.20% due 04/27/2022	$160,000	$172,618
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	40,338
Visa, Inc. Senior Notes 2.80% due 12/14/2022	555,000	559,826
Visa, Inc. Senior Notes 4.30% due 12/14/2045	750,000	787,079
		3,387,475
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	215,000	224,702
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)(18)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)(18)	99,000	10
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	90,000	90,900
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	123,000	124,518
		440,143
Finance-Leasing Companies — 0.0%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	127,000	141,463
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	150,000	147,375
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	500,000	507,672
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	135,000	134,275
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	92,000	91,991
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	184,000	183,318
Security Description	Principal Amount(10)	Value (Note 2)
Finance-Other Services (continued)
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	$89,000	$89,131
		1,006,387
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	75,000	52,125
Food-Flour & Grain — 0.0%
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	90,000	90,450
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	61,000	61,717
Food-Misc./Diversified — 0.2%
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	86,000	86,364
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	190,000	190,472
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	1,170,000	1,185,933
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	445,000	417,589
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	221,000	236,245
		2,116,603
Food-Retail — 0.1%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	50,000	48,500
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	57,000	58,282
Kroger Co. Senior Notes 1.50% due 09/30/2019	430,000	423,594
Kroger Co. Senior Notes 2.65% due 10/15/2026	185,000	170,416
Kroger Co. Senior Notes 3.88% due 10/15/2046	75,000	67,314
		768,106

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	$36,000	$35,550
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	525,000	523,249
		558,799
Gambling (Non-Hotel) — 0.0%
Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*	210,000	212,887
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	180,000	191,925
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(7)(18)	1,320	18
		404,830
Gas-Distribution — 0.0%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	74,000	77,776
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	205,000	196,626
		274,402
Gold Mining — 0.0%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	160,000	185,421
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	79,000	80,659
Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	87,000	85,782
Hotels/Motels — 0.0%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	85,000	89,250
Independent Power Producers — 0.0%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	36,000	35,640
Security Description	Principal Amount(10)	Value (Note 2)
Independent Power Producers (continued)
Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*	$100,000	$95,750
		131,390
Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	62,000	63,694
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	297,416
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	293,990
Marsh & McLennan Cos., Inc. Senior Notes 4.35% due 01/30/2047	35,000	35,447
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	270,495
		897,348
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	109,000	103,069
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	103,000	117,573
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	200,821
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	251,000	250,636
Unum Group Senior Notes 5.75% due 08/15/2042	69,000	77,148
		749,247
Insurance-Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	132,000	159,323
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	99,000	104,278
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	447,163
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,485,000	2,499,530
		3,210,294

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	$115,000	$111,533
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.90% due 04/01/2077*	37,000	37,165
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	149,000	241,929
MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	240,000	242,411
MassMutual Global Funding II Senior Sec. Notes 3.60% due 04/09/2024*	548,000	569,435
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	171,000	172,010
		1,374,483
Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	325,000	333,702
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	152,000	151,235
		484,937
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	85,000	87,231
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	80,000	86,350
		173,581
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	136,000	146,200
Machinery-Construction & Mining — 0.0%
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	65,000	65,975
Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	339,000	339,336
Security Description	Principal Amount(10)	Value (Note 2)
Machinery-Farming (continued)
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	$139,000	$139,502
		478,838
Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	57,000	57,250
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	75,000	74,344
Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	995,000	1,009,341
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	815,000	875,074
		1,884,415
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	50,000	50,227
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	120,000	118,196
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	204,000	196,950
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	278,000	280,349
		645,722
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	55,000	56,098
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	2,155,000	2,155,000
		2,211,098
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	78,000	75,710
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	236,000	241,247
Celgene Corp. Senior Notes 3.63% due 05/15/2024	158,000	159,931

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Celgene Corp. Senior Notes 4.63% due 05/15/2044	$495,000	$490,937
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	165,000	159,638
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	310,000	316,669
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	529,019
Gilead Sciences, Inc. Senior Notes 4.00% due 09/01/2036	58,000	55,124
		2,028,275
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 1.80% due 05/14/2018	250,000	250,281
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	942,792
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	305,000	293,190
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	655,000	656,832
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	181,000	194,744
Johnson & Johnson Senior Notes 3.63% due 03/03/2037	252,000	249,902
Wyeth LLC Company Guar. Notes 6.50% due 02/01/2034	750,000	966,860
		3,554,601
Medical-HMO — 0.5%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	119,019
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	500,000	502,224
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	785,000	789,916
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	406,368
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	325,000	349,935
Security Description	Principal Amount(10)	Value (Note 2)
Medical-HMO (continued)
Anthem, Inc. Senior Notes 6.38% due 06/15/2037	$260,000	$319,518
Centene Corp. Senior Notes 4.75% due 01/15/2025	90,000	90,507
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	88,554
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	153,000	153,001
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	705,000	705,050
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	158,000	156,820
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	806,000	833,914
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	485,000	506,493
UnitedHealth Group, Inc. Senior Notes 4.25% due 04/15/2047	130,000	132,733
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	800,000	876,708
		6,030,760
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	110,000	111,925
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	80,000	84,200
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	150,000	146,437
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	137,000	131,178
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	90,000	90,000
		563,740
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	720,000	722,204

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal Processors & Fabrication — 0.0%
Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Sec. Notes 7.38% due 12/15/2023*	$58,000	$60,900
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	40,000	40,850
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	59,000	61,507
		163,257
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	228,000	225,092
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Company Guar. Bonds 5.75% due 03/01/2025*	95,000	92,150
Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	379,681
21st Century Fox America, Inc. Company Guar. Notes 3.38% due 11/15/2026	300,000	293,828
21st Century Fox America, Inc. Company Guar. Notes 4.75% due 11/15/2046	60,000	60,140
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	790,000	943,326
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	181,948
21st Century Fox America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	163,209
21st Century Fox America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	121,212
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	125,000	136,434
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	895,000	870,451
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	5,000	4,756
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	460,000	398,715
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	57,000	55,904
Security Description	Principal Amount(10)	Value (Note 2)
Multimedia (continued)
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	$80,000	$84,258
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	77,000	77,153
		3,771,015
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	206,000	206,012
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	316,000	319,297
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	176,000	176,076
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	135,000	164,720
		866,105
Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2025	90,000	91,800
Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	1,370,000	1,335,794
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	1,261,000	1,189,494
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	790,000	845,105
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	408,000	481,558
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	480,000	580,670
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	205,000	225,437
Apache Corp. Senior Notes 4.25% due 01/15/2044	120,000	112,560
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	90,000	90,225
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	171,000	172,069
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	255,000	324,777

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	$435,000	$482,817
ConocoPhillips Co. Company Guar. Notes 5.95% due 03/15/2046	170,000	212,468
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	88,000	68,640
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	165,000	174,075
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	2,025,000	2,006,034
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	315,000	316,050
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	275,000	355,183
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	535,000	558,909
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	140,000	147,000
Hess Corp. Senior Notes 4.30% due 04/01/2027	211,000	207,247
Hess Corp. Senior Notes 5.60% due 02/15/2041	633,000	633,977
Hess Corp. Senior Notes 5.80% due 04/01/2047	785,000	811,269
Hess Corp. Senior Notes 6.00% due 01/15/2040	305,000	313,499
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	176,729
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	281,321
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	69,000	64,687
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 10/01/2025*	5,000	4,825
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	425,000	501,746
Security Description	Principal Amount(10)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	$215,000	$213,488
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	1,220,000	1,172,197
Marathon Oil Corp. Senior Notes 5.20% due 06/01/2045	62,000	61,115
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	90,000	93,996
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	177,000	179,408
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	140,000	143,162
Pioneer Natural Resources Co. Senior Notes 3.45% due 01/15/2021	725,000	742,165
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	1,055,000	1,110,400
Rex Energy Corp. Sec. Notes 1.00% due 10/01/2020(6)	68,510	35,283
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	100,000	100,750
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	60,000	55,650
SM Energy Co. Senior Notes 5.63% due 06/01/2025	56,000	53,592
SM Energy Co. Senior Notes 6.50% due 01/01/2023	16,000	16,240
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	75,000	79,500
		16,731,111
Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	200,000	199,885
Chevron Corp. Senior Notes 1.96% due 03/03/2020	110,000	109,919
Chevron Corp. Senior Bonds 1.99% due 03/03/2020	128,000	128,162
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	100,000	99,920
		537,886

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	$59,000	$58,115
Oil Refining & Marketing — 0.2%
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023(5)	120,000	120,300
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	1,200,000	1,146,354
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	345,000	344,714
Valero Energy Corp. Senior Notes 6.13% due 02/01/2020	325,000	357,833
		1,969,201
Oil-Field Services — 0.0%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	160,000	128,800
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	68,000	68,850
		197,650
Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	130,000	136,444
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	373,000	380,962
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	396,000	412,022
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	127,000	139,546
International Paper Co. Senior Notes 4.40% due 08/15/2047	80,000	75,520
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	258,179
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	81,000	82,823
		1,485,496
Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	83,000	80,228
Security Description	Principal Amount(10)	Value (Note 2)
Pharmacy Services (continued)
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	$125,000	$119,762
		199,990
Pipelines — 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	85,000	86,275
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	68,000	66,459
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	41,000	41,196
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	260,000	258,428
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	275,000	271,915
Energy Transfer Partners LP Senior Notes 4.15% due 10/01/2020	425,000	441,322
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	54,000	51,677
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	242,751
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	187,511
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	23,000	23,808
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	270,000	300,067
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	53,028
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	146,000	150,655
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	153,000	144,077
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	295,000	300,800

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	$185,000	$187,363
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	214,000	216,436
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	100,000	102,357
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	140,000	160,043
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	93,000	90,908
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	100,000	100,500
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	98,000	102,655
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	88,000	79,802
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	970,000	915,407
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	120,000	129,771
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	70,000	70,063
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	40,000	44,268
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	80,000	89,031
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	115,000	122,817
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	645,000	626,114
Security Description	Principal Amount(10)	Value (Note 2)
Pipelines (continued)
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	$57,000	$58,240
Kinder Morgan, Inc. Company Guar. Notes 5.63% due 11/15/2023*	620,000	680,457
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	175,000	192,641
MPLX LP Senior Notes 4.13% due 03/01/2027	419,000	417,184
MPLX LP Senior Notes 5.20% due 03/01/2047	370,000	372,318
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	280,000	267,442
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	69,000	65,696
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	1,145,000	1,097,592
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	70,000	67,758
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	1,145,000	1,160,949
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	84,000	84,230
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	330,000	336,518
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	425,000	436,101
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	85,000	93,422

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	$87,000	$85,967
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028*	400,000	395,125
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	68,000	68,000
Sunoco Logistics Partners Operations LP Company Guar. Notes 3.90% due 07/15/2026	115,000	111,113
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	320,000	325,759
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	85,000	85,425
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	59,000	60,623
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	104,000	108,810
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	980,000	948,728
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	156,000	160,667
Williams Partners LP Senior Notes 3.60% due 03/15/2022	1,060,000	1,075,241
Williams Partners LP Senior Notes 3.90% due 01/15/2025	350,000	349,533
Williams Partners LP Senior Notes 4.00% due 11/15/2021	260,000	269,043
Williams Partners LP Senior Notes 4.30% due 03/04/2024	415,000	427,020
		15,459,106
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	140,000	139,176
Security Description	Principal Amount(10)	Value (Note 2)
Printing-Commercial — 0.0%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	$135,000	$135,000
Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 2.25% due 01/15/2022	320,000	308,813
American Tower Corp. Senior Notes 3.13% due 01/15/2027	173,000	161,929
American Tower Corp. Senior Notes 3.38% due 10/15/2026	120,000	114,413
American Tower Corp. Senior Notes 3.40% due 02/15/2019	470,000	480,506
American Tower Corp. Senior Notes 3.45% due 09/15/2021	800,000	814,430
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	335,000	334,141
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	200,000	205,466
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	315,000	315,947
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	165,000	167,839
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	605,000	593,714
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	128,000	131,200
CyrusOne LP/CyrusOne Finance Corp. Company Guar. Notes 5.00% due 03/15/2024*	67,000	68,842
CyrusOne LP/CyrusOne Finance Corp. Company Guar. Notes 5.38% due 03/15/2027*	22,000	22,220
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	85,000	85,690
HCP, Inc. Senior Notes 3.15% due 08/01/2022	220,000	219,451

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
HCP, Inc. Senior Notes 3.75% due 02/01/2019	$615,000	$630,508
iStar, Inc. Senior Notes 6.00% due 04/01/2022	123,000	124,845
Kimco Realty Corp. Senior Notes 3.13% due 06/01/2023	590,000	580,687
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	115,000	116,068
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	152,155
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	85,057
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	530,000	535,118
Simon Property Group LP Senior Notes 4.25% due 11/30/2046	103,000	99,659
Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021*	126,000	130,725
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.00% due 02/15/2018	1,050,000	1,051,538
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	321,992
		7,852,953
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	125,000	128,125
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	70,000	68,425
		196,550
Real Estate Operations & Development — 0.1%
Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	100,000	99,000
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	200,000	205,937
Prologis LP Company Guar. Notes 4.00% due 01/15/2018	185,000	187,197
Security Description	Principal Amount(10)	Value (Note 2)
Real Estate Operations & Development (continued)
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	$775,000	$823,708
		1,315,842
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	93,000	86,025
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	695,000	683,259
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	110,000	111,339
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	10,065
ERAC USA Finance LLC Company Guar. Notes 4.20% due 11/01/2046*	240,000	218,218
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	271,736
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	100,000	86,875
		1,467,517
Retail-Appliances — 0.0%
Conn's, Inc. Company Guar. Notes 7.25% due 07/15/2022	200,000	168,500
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	1,148,000	1,190,484
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	446,905
		1,637,389
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	15,000	14,932
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	730,000	637,291
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	470,000	594,613
Lowe's Cos., Inc. Senior Notes 2.50% due 04/15/2026	780,000	740,883

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products (continued)
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	$400,000	$408,535
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	645,000	599,409
Lowe's Cos., Inc. Senior Notes 4.38% due 09/15/2045	190,000	196,873
		3,192,536
Retail-Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	206,000	205,343
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	357,497
		562,840
Retail-Drug Store — 0.5%
CVS Health Corp. Senior Notes 2.75% due 12/01/2022	600,000	593,599
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,645,000	1,672,567
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	115,000	109,673
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	408,000	420,382
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,650,000	1,820,440
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	87,494	90,924
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	62,364	69,939
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	114,332	130,589
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	485,000	485,585
		5,393,698
Retail-Restaurants — 0.1%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	85,000	83,938
McDonald's Corp. Senior Notes 4.70% due 12/09/2035	25,000	26,196
Security Description	Principal Amount(10)	Value (Note 2)
Retail-Restaurants (continued)
McDonald's Corp. Senior Notes 4.88% due 12/09/2045	$585,000	$622,208
		732,342
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	100,000	110,250
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	164,000	164,630
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	828,000	927,657
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	390,932
		1,483,219
Semiconductor Equipment — 0.1%
Applied Materials, Inc. Senior Notes 3.30% due 04/01/2027	220,000	220,874
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	318,000	321,936
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	960,000	963,500
		1,506,310
Soap & Cleaning Preparation — 0.0%
Kronos Acquisition Holdings, Inc. Company Guar. Notes 9.00% due 08/15/2023*	135,000	137,362
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	75,000	81,375
Telecom Services — 0.0%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	120,000	119,400
Telecommunication Equipment — 0.0%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	110,000	110,962
Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	1,792,000	1,782,673
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	650,000	658,321

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	$210,000	$217,217
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	192,000	168,995
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	249,000	235,063
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	999,000	890,606
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	552,000	515,064
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	735,000	729,236
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	121,000	123,354
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	81,000	83,226
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	96,000	102,513
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	91,000	109,427
Verizon Communications, Inc. Senior Notes 2.95% due 03/15/2022*	1,580,000	1,573,710
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	181,000	181,731
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	825,000	763,956
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	79,000	74,757
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	1,901,000	1,722,247
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	1,128,000	1,007,304
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039*	1,115,000	1,085,985
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	675,000	648,944
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	205,000	194,479
Security Description	Principal Amount(10)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	$294,000	$303,958
		13,172,766
Television — 0.0%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	28,000	30,310
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	340,000	348,131
		378,441
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	676,371
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	570,000	528,386
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	31,000	36,012
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	356,000	365,277
		1,606,046
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.25% due 09/15/2026	73,000	69,528
GATX Corp. Senior Notes 3.85% due 03/30/2027	113,000	112,100
		181,628
Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.25% due 06/15/2027	165,000	166,231
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	78,000	74,866
Burlington Northern Santa Fe LLC Senior Notes 4.13% due 06/15/2047	1,040,000	1,037,068
CSX Corp. Senior Notes 4.25% due 11/01/2066	82,000	74,410
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	840,000	811,047
		2,163,622

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	$480,000	$444,563
FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047	441,000	428,750
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	355,000	354,734
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	260,000	266,281
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	1,035,000	1,040,422
		2,534,750
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	163,000	166,667
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	150,000	151,906
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.30% due 04/01/2021*	535,000	542,293
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	294,000	298,319
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	15,000	15,627
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	1,060,000	1,144,284
		2,152,429
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022(5)	77,000	75,166
Total U.S. Corporate Bonds & Notes (cost $298,788,143)		302,461,836
FOREIGN CORPORATE BONDS & NOTES — 4.9%
Aerospace/Defense — 0.1%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	750,000	773,610
Security Description	Principal Amount(10)	Value (Note 2)
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 4.90% due 06/01/2043	$200,000	$207,798
Potash Corp. of Saskatchewan, Inc. Senior Notes 4.00% due 12/15/2026	75,000	76,782
		284,580
Banks-Commercial — 0.6%
Bank of Montreal Senior Notes 2.10% due 12/12/2019	91,000	91,329
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	1,700,000	1,744,419
Credit Bank of Moscow Via CBOM Finance PLC FRS Sub. Notes 7.50% due 10/05/2027*	595,000	605,413
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	188,000	187,752
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	300,000	302,736
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	260,000	260,700
Dexia Credit Local SA Government Guar. Notes 2.25% due 02/18/2020*	282,000	281,453
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	606,000	605,869
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	253,000	253,929
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	755,000	754,983
Santander UK PLC Senior Notes 2.35% due 09/10/2019	675,000	678,651
Sumitomo Mitsui Banking Corp. Company Guar. Notes 1.97% due 01/11/2019	379,000	379,097
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021	223,000	217,291
Westpac Banking Corp. FRS Sub. Notes 4.32% due 11/23/2031	104,000	105,093
		6,468,715

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	$294,000	$295,695
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	207,000	211,829
Brewery — 0.0%
Heineken NV Senior Notes 4.35% due 03/29/2047*	99,000	99,214
Broadcast Services/Program — 0.1%
Grupo Televisa SAB Senior Notes 6.13% due 01/31/2046	420,000	441,993
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	83,000	85,282
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	50,000	51,875
		137,157
Cable/Satellite TV — 0.2%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	400,000	425,000
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	200,000	206,000
Sky PLC Company Guar. Notes 2.63% due 09/16/2019*	765,000	769,487
Sky PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000	207,177
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	200,000	202,250
		1,809,914
Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	156,000	153,093
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	70,000	71,225
		224,318
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	550,000	549,414
Security Description	Principal Amount(10)	Value (Note 2)
Chemicals-Specialty (continued)
Methanex Corp. Senior Notes 5.65% due 12/01/2044	$450,000	$430,317
		979,731
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.25% due 03/01/2022*	150,000	148,560
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	90,000	88,144
		236,704
Cruise Lines — 0.0%
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	85,000	89,250
Diversified Banking Institutions — 0.9%
Barclays PLC Senior Notes 3.68% due 01/10/2023	1,230,000	1,235,829
BNP Paribas SA Company Guar. Notes 2.40% due 12/12/2018	190,000	191,109
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	240,000	238,830
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	357,000	355,448
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.13% due 12/10/2020	590,000	593,273
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	205,000	202,389
HSBC Holdings PLC Senior Notes 2.95% due 05/25/2021	650,000	653,193
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,485,000	1,518,742
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	650,000	660,493
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	1,200,000	1,208,322
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	1,345,000	1,355,441
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	217,138
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	208,000	203,265

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	$1,500,000	$1,478,340
		10,111,812
Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	625,000	659,971
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	75,000	77,774
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	321,000	322,182
		399,956
Diversified Operations — 0.0%
Hutchison Whampoa International 09/19, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	248,969
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	208,000	207,891
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	1,015,000	1,026,146
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	85,000	86,398
		1,320,435
Electric-Integrated — 0.1%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	340,000	329,439
Fortis, Inc. Senior Notes 3.06% due 10/04/2026*	490,000	458,364
		787,803
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	9,000	9,304
Aircastle, Ltd. Senior Notes 5.00% due 04/01/2023	100,000	105,250
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	64,000	68,640
Security Description	Principal Amount(10)	Value (Note 2)
Finance-Leasing Companies (continued)
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	$200,000	$205,500
		388,694
Food-Misc./Diversified — 0.1%
Danone SA Senior Notes 1.69% due 10/30/2019*	1,565,000	1,544,131
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	84,000	88,791
Hazardous Waste Disposal — 0.0%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	100,000	103,250
Insurance-Life/Health — 0.0%
Manulife Financial Corp. FRS Sub. Notes 4.06% due 02/24/2032	177,000	177,329
Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	93,000	94,113
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	162,000	161,892
		256,005
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	78,000	78,982
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	89,000	93,005
Medical-Drugs — 0.5%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	411,294
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,160,000	1,134,380
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	2,000,000	1,977,200
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	1,615,000	1,558,572
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	156,000	148,170

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	$66,000	$67,732
		5,297,348
Medical-Generic Drugs — 0.7%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	3,280,000	3,294,301
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,050,000	1,067,921
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	500,000	510,539
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	590,000	591,603
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	345,000	349,004
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	1,320,000	1,324,854
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	395,000	405,189
		7,543,411
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.50% due 04/01/2025*	200,000	201,500
Hudbay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	116,000	125,860
		327,360
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	393,000	408,549
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	615,000	668,044
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	165,000	176,451
		844,495
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	40,000	45,786
Security Description	Principal Amount(10)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Encana Corp. Senior Notes 3.90% due 11/15/2021	$650,000	$664,058
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	239,000	213,606
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	73,000	73,000
Nexen Energy ULC Company Guar. Notes 6.20% due 07/30/2019	100,000	108,365
		1,104,815
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	25,000	24,977
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	128,000	127,369
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	195,000	191,501
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	15,000	15,192
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	600,000	592,493
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	1,550,000	1,571,368
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	95,000	97,041
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	705,000	712,116
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019	350,000	367,500
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	61,000	53,836
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	180,000	195,251
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	252,000	255,629
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	149,000	148,979
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	152,000	152,003

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	$172,000	$172,618
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,180,000	1,191,453
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	1,140,000	1,156,078
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	275,000	286,685
		7,312,089
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	100,000	99,750
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	60,000	60,000
		159,750
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	103,000	109,509
Printing-Commercial — 0.0%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	150,000	155,250
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	250,000	206,250
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	128,000	140,160
		346,410
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	121,000	116,765
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	80,000	80,600
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	120,000	133,200
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*	348,000	332,666
Security Description	Principal Amount(10)	Value (Note 2)
Telephone-Integrated (continued)
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	$205,000	$227,038
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	855,000	861,034
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	162,000	163,987
Telefonos de Mexico SAB de CV Company Guar. Notes 5.50% due 11/15/2019	270,000	292,300
		1,877,025
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	490,000	494,221
Imperial Brands Finance PLC Company Guar. Notes 2.05% due 07/20/2018*	400,000	400,272
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	1,050,000	1,063,384
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	510,000	523,795
		2,481,672
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	425,000	455,865
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	343,916
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	112,000	135,184
		934,965
Total Foreign Corporate Bonds & Notes (cost $57,208,633)		57,545,056
U.S. GOVERNMENT AGENCIES — 20.0%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	985,802
Federal Home Loan Mtg. Corp. — 6.1%
0.88% due 03/07/2018	1,970,000	1,965,544
1.25% due 10/02/2019	1,272,000	1,264,906
2.38% due 01/13/2022	1,097,000	1,116,834
2.50% due 01/01/2028	173,975	176,164
2.50% due 04/01/2028	601,759	608,964
2.50% due 03/01/2031	318,706	319,181
2.78% due 02/01/2037 FRS	51,110	53,074
3.00% due 08/01/2027	510,682	524,402
3.00% due 10/01/2042	329,939	329,401
3.00% due 11/01/2042	346,124	345,107
3.00% due 02/01/2043	707,894	702,328

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 04/01/2043	$377,777	$376,354
3.00% due 08/01/2043	1,483,072	1,476,504
3.00% due 07/01/2045	1,267,140	1,256,343
3.00% due 10/01/2045	655,219	649,635
3.00% due 08/01/2046	770,186	763,620
3.00% due April TBA	19,969,000	19,784,910
3.21% due 11/01/2037 FRS	342,964	364,677
3.50% due 11/01/2041	349,261	358,782
3.50% due 03/01/2042	162,156	166,576
3.50% due 08/01/2042	310,947	319,687
3.50% due 09/01/2043	120,537	123,925
3.50% due 03/01/2045	1,028,401	1,052,483
3.50% due 07/01/2045	1,395,774	1,430,082
3.50% due 08/01/2045	517,104	530,969
3.50% due 10/01/2045	930,784	952,580
3.50% due 11/01/2045	1,176,561	1,204,112
3.50% due 01/01/2046	43,154	44,165
3.50% due April TBA	11,100,000	11,351,484
3.75% due 03/27/2019	796,000	833,468
4.00% due 09/01/2040	280,884	295,803
4.00% due 10/01/2043	756,702	794,720
4.00% due 07/01/2044	471,641	495,098
4.00% due 10/01/2045	487,443	511,681
4.00% due 11/01/2045	958,272	1,005,923
4.00% due May TBA	6,800,000	7,117,156
4.50% due 04/01/2044	110,081	117,989
4.50% due 09/01/2044	1,132,537	1,213,792
4.50% due 03/01/2046	514,224	551,299
4.50% due April TBA	2,600,000	2,785,910
5.00% due 11/01/2043	529,420	579,231
5.00% due April TBA	2,000,000	2,177,699
5.50% due 01/01/2036	183,470	203,819
6.00% due 03/01/2040	16,063	18,162
6.25% due 07/15/2032	206,000	286,888
6.75% due 03/15/2031	100,000	143,107
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust Series 2014-K503, Class B 3.00% due 10/25/2047 VRS*(3)	730,000	727,668
Series 2012-K19, Class B 4.03% due 05/25/2045 VRS*(3)	20,037	20,956
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2017-HQA1, Class M1 2.18% due 08/25/2029 FRS	496,788	498,549
Series 2014-DN1, Class M2 3.18% due 02/25/2024 FRS(1)	334,000	343,518
Series 2014-HQ2, Class M2 3.18% due 09/25/2024 FRS(1)	500,000	514,461
Security Description	Principal Amount(10)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 2014-HQ3, Class M2 3.63% due 10/25/2024 FRS(1)	$22,034	$22,229
Series 2016-HQA1, Class M2 3.73% due 09/25/2028 FRS(1)	339,000	352,692
Federal Home Loan Mtg. Corp., Structured Pass Through Series K701, Class X1 0.22% due 11/25/2017 VRS(3)(4)	2,225,309	1,552
Series K013, Class X1 0.56% due 01/25/2021 VRS(3)(4)	2,086,451	39,234
		71,265,397
Federal National Mtg. Assoc. — 12.4%
zero coupon due 10/09/2019	7,452,000	7,112,785
0.88% due 10/26/2017	1,700,000	1,698,771
0.88% due 05/21/2018	5,955,000	5,934,682
1.88% due 09/24/2026	837,000	778,049
2.50% due 09/01/2027	86,906	87,917
2.50% due 04/01/2028	392,698	397,269
2.50% due 02/01/2031	434,648	435,143
2.50% due 05/01/2031	583,110	583,775
2.50% due April TBA	23,840,000	23,727,232
2.57% due 09/01/2035 FRS	270,383	284,348
2.63% due 09/06/2024	2,025,000	2,055,934
2.64% due 03/01/2027	298,605	292,628
2.77% due 10/01/2035 FRS	345,361	364,790
2.78% due 03/01/2027	593,000	586,511
2.80% due 11/01/2036 FRS	133,387	141,516
2.89% due 05/01/2037 FRS	82,899	87,502
2.93% due 07/01/2039 FRS	233,388	247,154
2.97% due 06/01/2027	1,090,000	1,089,467
2.97% due 06/01/2030	1,235,000	1,199,544
3.00% due 04/01/2027	44,169	45,447
3.00% due 10/01/2027	537,009	552,578
3.00% due 11/01/2027	223,709	230,204
3.00% due 10/01/2030	517,818	531,413
3.00% due 03/01/2042	604,345	602,473
3.00% due 12/01/2042	178,033	177,482
3.00% due 05/01/2043	441,283	439,893
3.00% due 02/01/2045	363,705	361,246
3.00% due 06/01/2045	457,249	455,797
3.00% due 09/01/2046	378,934	375,879
3.00% due April TBA	3,348,000	3,393,607
3.00% due May TBA	1,500,000	1,535,765
3.09% due 10/01/2040 FRS	87,330	92,534
3.13% due 02/01/2027	402,000	406,301
3.16% due 08/01/2035 FRS	186,061	199,064
3.26% due 05/01/2040 FRS	314,368	332,598
3.27% due 10/01/2040 FRS	165,487	175,378
3.50% due 08/01/2026	210,676	219,495
3.50% due 09/01/2026	248,164	258,967
3.50% due 08/01/2027	49,803	51,849

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 10/01/2028	$87,779	$91,891
3.50% due 03/01/2042	379,585	390,293
3.50% due 07/01/2042	82,064	83,656
3.50% due 08/01/2042	811,505	832,667
3.50% due 07/01/2045	328,074	335,781
3.50% due 08/01/2045	751,901	770,734
3.50% due 09/01/2045	715,818	732,633
3.50% due 10/01/2045	537,307	550,905
3.50% due 11/01/2045	715,538	732,347
3.50% due 12/01/2045	951,421	973,770
3.50% due 02/01/2046	419,760	429,620
3.50% due 03/01/2046	646,744	661,936
3.50% due 06/01/2046	8,894,160	9,103,085
3.50% due 07/01/2046	1,080,259	1,109,067
3.50% due 04/01/2047	10,100,000	10,337,297
3.50% due April TBA	14,112,000	14,477,640
4.00% due 06/01/2039	179,403	190,503
4.00% due 10/01/2040	201,689	211,981
4.00% due 11/01/2040	334,895	352,437
4.00% due 10/01/2041	285,481	300,608
4.00% due 11/01/2041	281,266	295,796
4.00% due 01/01/2043	1,027,907	1,086,501
4.00% due 12/01/2043	337,462	357,653
4.00% due 10/01/2044	591,690	620,790
4.00% due 02/01/2045	1,114,970	1,176,498
4.00% due 02/01/2046	81,850	85,877
4.00% due April TBA	16,961,000	17,771,824
4.50% due 10/01/2024	72,231	74,522
4.50% due 06/01/2039	178,728	192,428
4.50% due 05/01/2041	111,619	119,767
4.50% due 03/01/2042	398,534	428,739
4.50% due 08/01/2045	1,213,397	1,320,417
4.50% due April TBA	10,806,000	11,586,058
5.00% due 05/01/2040	292,099	321,298
5.00% due 06/01/2040	31,609	34,553
5.00% due 07/01/2040	618,249	676,432
5.00% due 02/01/2045	792,553	879,701
5.50% due 12/01/2029	49,690	55,123
5.50% due 08/01/2037	183,225	204,658
5.50% due 06/01/2038	111,798	124,926
5.50% due April TBA	1,900,000	2,110,583
6.00% due 11/01/2038	13,476	15,215
6.00% due 06/01/2040	108,787	122,928
6.50% due 10/01/2037	1,359	1,511
6.63% due 11/15/2030	871,000	1,228,430
7.25% due 05/15/2030	2,260,000	3,313,528
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.98% due 10/25/2023(1)	39,108	39,526
Series 2016-C07, Class 2M2 5.33% due 04/25/2029	940,000	993,332
		145,450,452
Government National Mtg. Assoc. — 1.4%
3.00% due 02/20/2045	392,088	395,987
Security Description	Principal Amount(10)	Value (Note 2)
Government National Mtg. Assoc. (continued)
3.00% due 05/20/2045	$314,392	$317,519
3.00% due 07/20/2045	67,920	68,595
3.00% due April TBA	446,000	449,903
3.50% due 03/20/2045	282,078	292,810
3.50% due 04/20/2045	438,114	454,783
3.50% due 07/20/2045	129,508	134,436
3.50% due April TBA	6,200,000	6,426,010
4.00% due 03/15/2039	134,321	141,872
4.00% due 04/15/2039	11,798	12,466
4.00% due 05/15/2039	42,235	44,603
4.00% due 08/15/2039	13,785	14,609
4.00% due 10/15/2039	54,091	57,125
4.00% due 03/15/2040	44,453	46,957
4.00% due 09/15/2040	33,039	34,941
4.00% due 10/15/2040	29,387	31,119
4.00% due 12/15/2040	18,705	19,832
4.00% due 01/15/2041	11,936	12,606
4.00% due 02/15/2041	13,544	14,308
4.00% due 06/15/2041	150,717	160,767
4.00% due 07/15/2041	41,533	43,994
4.00% due 08/15/2041	475,749	503,971
4.00% due 09/15/2041	82,478	87,245
4.00% due 10/15/2041	174,007	184,142
4.00% due 11/15/2041	179,276	189,630
4.00% due 12/15/2041	216,465	228,696
4.00% due 01/15/2042	33,721	35,640
4.00% due 02/15/2042	17,080	18,086
4.00% due 03/15/2042	103,911	109,753
4.00% due 04/15/2042	8,105	8,560
4.00% due 03/20/2044	191,810	202,733
4.00% due 07/20/2045	555,718	587,367
4.00% due 10/20/2045	97,028	102,630
4.50% due 04/15/2018	4,038	4,110
4.50% due 05/15/2018	26,990	27,247
4.50% due 08/15/2018	1,600	1,629
4.50% due 09/15/2018	19,306	19,555
4.50% due 10/15/2018	87,344	88,945
4.50% due 09/15/2033	70,487	75,953
4.50% due 03/15/2039	116,585	124,609
4.50% due 05/15/2039	63,536	68,040
4.50% due 07/15/2039	39,068	41,843
4.50% due 10/15/2039	145,939	156,330
4.50% due 11/15/2039	1,519	1,624
4.50% due 01/15/2040	47,687	51,065
4.50% due 02/15/2040	77,443	83,216
4.50% due 03/15/2040	32,407	34,622
4.50% due 04/15/2040	2,291	2,452
4.50% due 05/15/2040	10,024	10,726
4.50% due 07/15/2040	40,174	43,408
4.50% due 04/15/2041	23,197	24,831
4.50% due 05/15/2041	162,346	174,658
4.50% due 06/15/2041	25,176	27,090
4.50% due 07/15/2041	138,715	148,396
4.50% due 08/15/2041	77,241	82,721
4.50% due 09/20/2045	10,776	11,517
4.50% due 10/20/2045	5,667	6,056

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.50% due 05/20/2046	$8,916	$9,529
5.00% due 06/15/2033	3,370	3,724
5.00% due 08/15/2033	21,915	24,306
5.00% due 09/15/2033	46,004	50,838
5.00% due 10/15/2033	23,738	26,230
5.00% due 11/15/2033	5,572	6,231
5.00% due 06/15/2034	91,670	101,044
5.00% due 05/15/2035	2,881	3,149
5.00% due 09/15/2035	3,314	3,659
5.00% due 11/15/2035	93,993	102,744
5.00% due 02/15/2036	26,308	28,761
5.00% due 02/20/2036	146,655	161,380
5.00% due 03/15/2036	26,003	28,418
5.00% due 05/15/2036	86,186	95,088
5.00% due 06/15/2036	43,126	47,144
5.00% due 08/15/2038	308,369	338,402
5.50% due 02/15/2032	1,756	1,957
5.50% due 03/15/2032	5,695	6,431
5.50% due 12/15/2032	6,535	7,372
5.50% due 01/15/2033	2,860	3,221
5.50% due 02/15/2033	16,060	17,968
5.50% due 03/15/2033	62,481	70,181
5.50% due 04/15/2033	58,547	65,956
5.50% due 05/15/2033	328	329
5.50% due 06/15/2033	66,422	74,571
5.50% due 07/15/2033	263,240	295,153
5.50% due 08/15/2033	60,375	68,155
5.50% due 09/15/2033	10,640	12,113
5.50% due 11/15/2033	36,565	40,737
5.50% due 12/15/2033	3,532	3,971
5.50% due 01/15/2034	101,353	114,320
5.50% due 02/15/2034	53,726	59,858
6.00% due 04/15/2028	119,646	137,746
6.00% due 01/15/2029	21,819	24,690
6.00% due 03/15/2029	22,703	25,690
6.00% due 11/15/2031	3,741	4,233
6.00% due 12/15/2031	3,799	4,298
6.00% due 04/15/2032	17,266	19,990
6.00% due 09/15/2032	13,705	15,852
6.00% due 10/15/2032	76,296	88,363
6.00% due 11/15/2032	22,209	25,710
6.00% due 01/15/2033	3,303	3,826
6.00% due 02/15/2033	32,146	37,184
6.00% due 03/15/2033	12,094	13,951
6.00% due 09/15/2033	17,025	19,267
6.00% due 01/15/2034	171,990	194,657
6.00% due 03/15/2034	16,149	18,284
6.00% due 05/15/2034	5,598	6,332
6.00% due 07/15/2034	9,407	10,701
6.00% due 08/15/2034	108,493	123,511
6.00% due 09/15/2034	10,961	12,485
6.00% due 11/15/2034	71,964	81,490
6.00% due 03/15/2035	45,210	51,195
6.00% due 08/15/2035	60,828	69,216
6.00% due 01/15/2036	31,730	36,115
6.00% due 02/15/2036	38,252	43,311
Security Description	Principal Amount(10)	Value (Note 2)
Government National Mtg. Assoc. (continued)
6.00% due 04/15/2036	$69,487	$78,729
6.00% due 05/15/2036	35,813	40,786
6.00% due 06/15/2036	77,411	88,186
6.00% due 07/15/2036	4,218	4,773
6.00% due 08/15/2036	72,697	82,468
6.00% due 09/15/2036	64,307	72,780
6.00% due 10/15/2036	165,342	187,832
6.00% due 11/15/2036	53,627	61,158
6.00% due 12/15/2036	12,432	14,152
6.50% due 09/15/2028	4,474	5,074
6.50% due 09/15/2031	9,749	11,057
6.50% due 10/15/2031	4,952	5,616
6.50% due 11/15/2031	1,251	1,419
6.50% due 12/15/2031	6,345	7,197
7.50% due 09/15/2030	19,865	20,383
		16,366,985
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	105,000	105,811
4.25% due 09/15/2065	577,000	605,453
		711,264
Total U.S. Government Agencies (cost $233,941,794)		234,779,900
U.S. GOVERNMENT TREASURIES — 38.7%
United States Treasury Bonds — 6.8%
2.25% due 08/15/2046	2,722,000	2,303,705
2.50% due 02/15/2045	8,424,000	7,569,427
2.50% due 02/15/2046	1,638,000	1,468,057
2.50% due 05/15/2046	1,817,000	1,627,280
2.75% due 08/15/2042	5,621,000	5,358,831
2.75% due 11/15/2042	1,812,000	1,725,292
2.88% due 05/15/2043	5,218,000	5,080,417
2.88% due 08/15/2045	1,719,000	1,667,095
2.88% due 11/15/2046	747,000	724,794
3.00% due 11/15/2044	2,461,000	2,449,753
3.00% due 05/15/2045	1,125,000	1,118,452
3.00% due 11/15/2045	4,803,000	4,773,356
3.13% due 11/15/2041	1,164,000	1,191,144
3.13% due 02/15/2042	547,000	559,628
3.13% due 02/15/2043	1,770,000	1,805,124
3.13% due 08/15/2044	1,632,000	1,663,747
3.38% due 05/15/2044	869,000	927,352
3.50% due 02/15/2039	896,000	986,125
3.63% due 08/15/2043	3,158,000	3,516,360
3.63% due 02/15/2044	2,706,000	3,015,077
3.75% due 08/15/2041	427,000	484,195
3.88% due 08/15/2040	1,626,000	1,879,809
4.25% due 05/15/2039	67,000	81,821
4.25% due 11/15/2040	1,100,000	1,342,602
4.38% due 11/15/2039	1,271,000	1,577,530
4.38% due 05/15/2040	953,000	1,183,247
4.50% due 02/15/2036	1,034,000	1,311,322
4.63% due 02/15/2040	1,187,000	1,524,692
4.75% due 02/15/2041	1,123,000	1,470,209
5.25% due 11/15/2028	1,297,000	1,657,374
5.25% due 02/15/2029	1,966,000	2,520,550

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
5.38% due 02/15/2031	$1,289,000	$1,721,167
6.13% due 11/15/2027	544,000	731,914
6.25% due 08/15/2023	1,613,000	2,010,013
6.38% due 08/15/2027	1,217,000	1,658,115
6.75% due 08/15/2026	377,000	516,033
7.88% due 02/15/2021	1,267,000	1,556,232
8.13% due 08/15/2019	39,000	45,129
8.13% due 05/15/2021	13,000	16,246
8.75% due 05/15/2020	1,035,000	1,260,921
8.75% due 08/15/2020	1,389,000	1,712,540
9.00% due 11/15/2018	3,770,000	4,245,080
9.13% due 05/15/2018	32,000	34,865
		80,072,622
United States Treasury Notes — 31.9%
0.13% due 07/15/2024 TIPS(11)(12)(15)	16,615,950	16,460,907
0.25% due 01/15/2025 TIPS(15)	13,922,637	13,804,211
0.50% due 04/30/2017	944,000	943,887
0.63% due 08/31/2017	7,933,000	7,924,940
0.63% due 11/30/2017	4,916,000	4,904,477
0.63% due 04/30/2018	2,441,000	2,428,319
0.75% due 02/28/2018	368,000	366,965
0.75% due 08/31/2018	7,313,000	7,271,294
0.88% due 07/31/2019	9,593,000	9,491,448
1.00% due 06/30/2019	10,922,000	10,845,207
1.00% due 11/30/2019	7,446,000	7,365,144
1.13% due 05/31/2019	5,211,000	5,191,865
1.13% due 12/31/2019	4,241,000	4,204,553
1.13% due 02/28/2021	8,000	7,805
1.13% due 06/30/2021	830,000	805,976
1.13% due 07/31/2021	572,000	554,751
1.25% due 11/30/2018	6,968,000	6,972,627
1.25% due 01/31/2019	18,191,000	18,196,676
1.25% due 01/31/2020	3,485,000	3,462,539
1.25% due 02/29/2020	7,378,000	7,325,262
1.38% due 07/31/2018	1,587,000	1,591,588
1.38% due 09/30/2018	7,787,000	7,809,816
1.38% due 12/31/2018	3,941,000	3,951,160
1.38% due 02/28/2019	6,215,000	6,229,810
1.38% due 02/29/2020	6,085,000	6,061,944
1.38% due 05/31/2020	4,553,000	4,524,366
1.38% due 09/30/2020	387,000	383,130
1.50% due 08/31/2018	4,979,000	5,001,366
1.50% due 01/31/2022	12,752,000	12,500,939
1.50% due 02/28/2023	5,957,000	5,758,745
1.63% due 08/15/2022	9,967,000	9,763,763
1.63% due 11/15/2022	13,867,000	13,548,489
1.63% due 02/15/2026	3,744,000	3,520,090
1.75% due 10/31/2020	3,843,000	3,851,408
1.75% due 12/31/2020	69,000	69,051
1.75% due 05/15/2022	4,641,000	4,592,051
1.75% due 09/30/2022	325,000	320,087
1.75% due 05/15/2023	22,175,000	21,694,246
1.88% due 08/31/2017	3,079,000	3,091,267
Security Description	Principal Amount(10)	Value (Note 2)
United States Treasury Notes (continued)
1.88% due 10/31/2017	$984,000	$989,073
1.88% due 02/28/2022	24,820,000	24,766,687
1.88% due 10/31/2022	967,000	957,897
2.00% due 05/31/2021	3,075,000	3,098,302
2.00% due 11/15/2021	4,434,000	4,454,436
2.00% due 02/15/2023	9,939,000	9,887,754
2.00% due 02/15/2025	8,867,000	8,671,305
2.00% due 08/15/2025	5,300,000	5,160,875
2.00% due 11/15/2026	5,988,000	5,784,504
2.13% due 06/30/2021	6,094,000	6,166,842
2.13% due 08/15/2021	7,667,000	7,757,448
2.13% due 06/30/2022	650,000	654,494
2.13% due 02/29/2024	6,168,000	6,134,748
2.13% due 05/15/2025	4,749,000	4,677,395
2.25% due 11/15/2024	4,294,000	4,283,432
2.25% due 11/15/2025	773,000	766,327
2.25% due 02/15/2027	2,619,000	2,585,547
2.38% due 05/31/2018	4,163,000	4,221,869
2.38% due 08/15/2024	5,657,000	5,702,301
2.50% due 08/15/2023	6,555,000	6,687,634
2.50% due 05/15/2024	478,000	486,571
2.63% due 08/15/2020	922,000	951,640
2.63% due 11/15/2020	2,646,000	2,732,305
2.75% due 02/15/2019	1,649,000	1,695,185
3.13% due 05/15/2019	2,092,000	2,171,594
3.13% due 05/15/2021	7,000	7,364
3.38% due 11/15/2019	816,000	857,342
3.50% due 05/15/2020	699,000	740,175
3.63% due 08/15/2019	19,000	20,010
3.63% due 02/15/2020	3,814,000	4,044,629
3.63% due 02/15/2021	3,869,000	4,142,248
4.00% due 08/15/2018	29,000	30,132
4.25% due 11/15/2017	69,000	70,380
4.50% due 05/15/2017	30,000	30,133
		374,180,747
Total U.S. Government Treasuries (cost $451,010,076)		454,253,369
MUNICIPAL BONDS & NOTES — 0.6%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	690,000	859,809
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	90,000	112,149
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029	1,165,000	1,188,580
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	115,000	129,094

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(18)	$2,400,000	$990,000
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(18)	1,315,000	542,437
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(18)	290,000	119,625
State of California General Obligation Bonds 7.55% due 04/01/2039	590,000	865,288
State of California General Obligation Bonds 7.60% due 11/01/2040	655,000	976,343
State of California General Obligation Bonds 7.63% due 03/01/2040	310,000	453,973
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	175,000	159,674
Total Municipal Bonds & Notes (cost $6,383,657)		6,396,972
LOANS(8)(9)(13) — 1.9%
Advertising Services — 0.1%
Advantage Sales & Marketing, Inc. FRS 1st Lien 4.25% due 07/23/2021	518,166	511,948
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-E 4.03% due 05/14/2022	662,149	658,976
Applications Software — 0.0%
SS&C European Holdings SARL FRS BTL-B2 3.23% due 07/08/2022	10,771	10,827
SS&C Technologies, Inc. FRS BTL-B1 3.23% due 07/08/2022	129,758	130,430
Verint Systems, Inc. FRS BTL 3.76% due 09/06/2019	129,726	130,115
		271,372
Security Description	Principal Amount(10)	Value (Note 2)
Auto-Cars/Light Trucks — 0.0%
FCA US LLC FRS BTL-B 3.25% due 12/31/2018	$129,520	$129,803
Broadcast Services/Program — 0.0%
Univision Communications, Inc. FRS BTL 3.75% due 03/15/2024	241,032	239,149
Building & Construction Products-Misc. — 0.0%
Summit Materials Co. I LLC FRS BTL-B 3.73% due 07/18/2022	98,250	99,110
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS BTL-B 4.23% due 11/15/2023	129,675	130,945
Cable/Satellite TV — 0.0%
Charter Communications Operating LLC FRS BTL 3.23% due 01/15/2024	198,000	198,825
CSC Holdings LLC FRS BTL-B 3.94% due 10/11/2024	150,938	150,497
		349,322
Casino Hotels — 0.1%
Boyd Gaming Corp. BTL-B2 3.65% due 09/15/2023	130,000	130,228
Caesars Entertainment Operating Co., Inc. BTL-B6 11.25% due 03/01/2017(19)	94,978	109,937
Eldorado Resorts LLC BTL-B 3.40% due 03/15/2024	220,000	220,092
		460,257
Cellular Telecom — 0.1%
LTS Buyer LLC FRS 1st Lien 4.39% due 04/13/2020	164,520	165,425
Sprint Communications, Inc. FRS BTL-B 3.50% due 02/02/2024	325,000	325,000
		490,425
Chemicals-Plastics — 0.0%
Nexeo Solutions LLC BTL-B 4.90% due 06/09/2023	143,914	145,263
Chemicals-Specialty — 0.0%
Chemours Co. FRS BTL-B 6.00% due 05/12/2022	208,262	207,936

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
LOANS(8)(9)(13) (continued)
Chemicals-Specialty (continued)
Minerals Technologies, Inc. FRS BTL-B 3.29% due 02/14/2024	$71,385	$72,099
		280,035
Coal — 0.0%
Foresight Energy LLC 1st Lien 6.90% due 03/28/2022	205,000	197,312
Commercial Services — 0.1%
Brand Energy & Infrastructure Services, Inc. FRS BTL-B 4.77% due 11/26/2020	183,825	183,963
Brickman Group, Ltd. FRS BTL-B 4.00% due 12/18/2020	339,701	340,231
Camelot Finance LP FRS BTL 4.75% due 10/03/2023	99,500	99,699
ServiceMaster Co. LLC FRS BTL-B 3.48% due 11/08/2023	437,671	439,586
		1,063,479
Commercial Services-Finance — 0.1%
TransUnion LLC FRS BTL-B2 3.48% due 04/09/2023	234,434	236,134
WEX, Inc. FRS BTL-B 4.48% due 06/30/2023	297,750	300,887
		537,021
Computer Services — 0.0%
Xerox Business Services LLC FRS BTL-B 6.33% due 12/07/2023	129,675	131,215
Computers-Periphery Equipment — 0.0%
CDW LLC FRS BTL-B 3.15% due 08/17/2023	243,718	244,670
Consumer Products-Misc. — 0.0%
Dell International LLC FRS BTL 3.49% due 09/07/2023	139,650	140,174
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. FRS BTL-L 3.10% due 01/06/2021	577,179	579,072
Flex Acquisition Co, Inc. FRS BTL 4.39% due 12/29/2023	100,000	100,625
Reynolds Group Holdings, Inc. FRS BTL 3.98% due 02/05/2023	348,252	349,613
		1,029,310
Security Description	Principal Amount(10)	Value (Note 2)
Cosmetics & Toiletries — 0.0%
Galleria Co. FRS BTL-B 4.00% due 09/29/2023	$110,000	$110,516
Data Processing/Management — 0.1%
First Data Corp. FRS BTL-C 3.98% due 07/08/2022	601,755	606,352
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 4.75% due 06/30/2021	111,404	110,388
Diagnostic Kits — 0.0%
Alere, Inc. FRS BTL-B 4.25% due 06/20/2022	247,481	247,405
Dialysis Centers — 0.0%
U.S. Renal Care, Inc. FRS BTL 5.39% due 12/30/2022	237,000	221,595
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 4.28% due 09/26/2021	126,102	117,842
Distribution/Wholesale — 0.0%
Beacon Roofing Supply, Inc. FRS BTL 3.66% due 10/01/2022	162,525	163,405
Univar USA, Inc. FRS BTL-B2 3.73% due 07/01/2022	162,530	162,612
		326,017
Diversified Minerals — 0.0%
American Rock Salt Co. LLC FRS 1st Lien 4.90% due 05/20/2021	174,879	174,952
American Rock Salt Co. LLC FRS BTL 4.90% due 05/20/2021	122,362	121,903
		296,855
Electric-Generation — 0.0%
Helix Gen Funding LLC FRS BTL-B 4.90% due 03/09/2024	120,000	121,425
TEX Operations Co. LLC FRS BTL-C 3.73% due 08/04/2023	20,000	19,938
TEX Operations Co. LLC FRS BTL-B 3.73% due 08/04/2023	94,763	94,466
		235,829
Electric-Integrated — 0.0%
Pike Corp. 1st Lien 4.75% due 03/08/2024	105,000	105,984

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
LOANS(8)(9)(13) (continued)
Electronic Components-Semiconductors — 0.0%
On Semiconductor Corp. FRS BTL-B 3.23% due 03/31/2023	$83,211	$83,612
Extended Service Contracts — 0.0%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 3.75% due 03/01/2021	261,900	262,118
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 6.75% due 02/28/2022	125,000	125,000
		387,118
Food-Baking — 0.0%
Hostess Brands LLC FRS BTL 4.00% due 08/03/2022	147,381	148,707
Food-Meat Products — 0.0%
JBS USA LLC BTL-B 3.48% due 10/30/2022	245,000	245,459
Food-Retail — 0.0%
Albertsons LLC FRS BTL-B 3.98% due 08/25/2021	152,496	153,116
Albertsons LLC FRS BTL-B 4.40% due 12/21/2022	99,252	99,810
		252,926
Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B3 4.84% due 10/01/2021	119,280	120,697
Hotels/Motels — 0.0%
La Quinta Intermediate Holdings LLC FRS BTL-B 3.77% due 04/14/2021	114,718	115,435
Human Resources — 0.0%
On Assignment, Inc. FRS BTL-B2 3.23% due 06/03/2022	176,194	177,222
Team Health, Inc. 1st Lien 3.75% due 02/06/2024	100,000	99,425
		276,647
Independent Power Producers — 0.1%
Calpine Corp. FRS BTL 3.90% due 05/31/2023	620,313	622,417
Security Description	Principal Amount(10)	Value (Note 2)
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 4.03% due 10/02/2020	$339,644	$340,865
USI, Inc. FRS BTL-B 4.25% due 12/27/2019	316,550	316,683
		657,548
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B2 4.23% due 07/08/2020	306,108	308,021
Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021	305,000	307,955
		615,976
Investment Management/Advisor Services — 0.1%
Alixpartners LLP BTL-B 4.14% due 04/04/2024	100,000	100,375
Frank Russell Co. FRS BTL 6.75% due 06/01/2023	133,988	134,992
SAM Finance Luxembourg SARL FRS BTL 4.38% due 12/17/2020	470,503	473,640
		709,007
Leisure Games — 0.0%
Aristocrat Technologies, Inc. FRS BTL 3.14% due 10/20/2021	98,654	99,209
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS BTL 4.55% due 07/30/2020	241,250	240,571
Rexnord LLC BTL-B 3.83% due 08/21/2023	287,603	288,442
		529,013
Medical Labs & Testing Services — 0.0%
American Renal Holdings, Inc. FRS BTL-B 4.75% due 08/20/2019	189,483	188,394
Medical-Drugs — 0.1%
Endo Luxembourg Finance Co. FRS BTL 4.00% due 09/26/2022	360,438	360,287
inVentiv Group Holdings, Inc. FRS BTL 4.80% due 11/09/2023	179,550	180,095
		540,382

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
LOANS(8)(9)(13) (continued)
Medical-HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 4.89% due 06/07/2023	$250,829	$253,807
Opal Acquisition, Inc. FRS 1st Lien 5.09% due 11/27/2020	302,759	281,818
		535,625
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. FRS BTL-G 3.79% due 12/31/2019	34,857	34,625
CHS/Community Health Systems, Inc. FRS BTL-H 4.04% due 01/27/2021	165,312	162,797
Envision Healthcare Corp. FRS BTL-C 4.15% due 12/01/2023	128,702	129,728
		327,150
Medical-Wholesale Drug Distribution — 0.0%
Vizient, Inc. FRS BTL-B2 5.00% due 02/13/2023	140,776	142,067
Metal Processors & Fabrication — 0.1%
Crosby US Acquisition Corp. FRS 1st Lien 4.05% due 11/23/2020	527,288	486,258
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.39% due 07/06/2021	172,946	173,114
Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. FRS BTL-B 5.75% due 07/16/2021(19)	88,750	34,446
Seadrill Operating LP FRS BTL-B 4.14% due 02/21/2021	162,964	110,204
		144,650
Oil Companies-Exploration & Production — 0.0%
American Energy-Marcellus LLC FRS 1st Lien 5.28% due 08/04/2020	100,000	69,250
California Resources Corp. BTL 11.38% due 12/31/2021	130,000	143,000
Chesapeake Energy Corp BTL 8.55% due 08/23/2021	105,000	111,300
		323,550
Security Description	Principal Amount(10)	Value (Note 2)
Oil Companies-Integrated — 0.0%
Power Buyer LLC FRS BTL 4.40% due 05/06/2020	$245,763	$245,661
Oil Refining & Marketing — 0.0%
Western Refining, Inc. FRS BTL-B 5.25% due 11/12/2020	116,100	116,100
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL-B 3.75% due 03/01/2024	150,000	150,250
Pipelines — 0.0%
Energy Transfer Equity LP FRS BTL 3.73% due 02/02/2024	280,500	279,548
Professional Sports — 0.1%
Delta 2 Luxembourg SARL FRS BTL-B3 4.57% due 02/01/2024	400,000	399,643
Delta 2 Luxembourg SARL FRS 2nd Lien 8.07% due 07/29/2022	84,000	84,168
		483,811
Radio — 0.0%
CBS Radio, Inc. BTL-B 3.85% due 10/17/2023	100,000	100,375
Real Estate Investment Trusts — 0.0%
MGM Growth Properties Operating Partnership LP FRS BTL-B 3.48% due 04/07/2023	292,050	293,218
Real Estate Management/Services — 0.0%
DTZ US Borrower LLC FRS BTL-B 4.30% due 11/04/2021	360,043	361,933
Recreational Centers — 0.0%
Town Sports International LLC FRS BTL-B 4.50% due 11/15/2020	176,131	154,115
Rental Auto/Equipment — 0.0%
Fly Funding II SARL FRS BTL-B 3.79% due 02/09/2022	108,875	109,147
Research & Development — 0.0%
Pharmaceutical Product Development LLC FRS BTL-B 4.33% due 08/18/2022	222,350	222,961

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
LOANS(8)(9)(13) (continued)
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. FRS BTL-B1 3.75% due 01/30/2023	$79,912	$79,579
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL 4.23% due 08/18/2023	99,500	99,389
Retail-Leisure Products — 0.0%
Party City Holdings, Inc. FRS BTL-B 3.87% due 08/19/2022	260,473	259,496
Retail-Restaurants — 0.0%
Restaurant Brands International FRS BTL-B3 3.31% due 02/16/2024	100,000	100,083
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 4.10% due 06/05/2020	151,900	149,242
Bass Pro Group LLC FRS BTL-B 6.14% due 12/15/2023	250,000	240,625
		389,867
Steel-Specialty — 0.0%
Signode Industrial Group US, Inc. FRS BTL-B 3.81% due 05/01/2021	77,535	78,019
Telecom Services — 0.0%
UPC Financing Partnership FRS BTL-AN 3.66% due 04/15/2025	175,000	175,350
Telecommunication Equipment — 0.0%
CommScope, Inc. FRS BTL 3.48% due 12/29/2022	105,240	105,679
Telephone-Integrated — 0.1%
Level 3 Financing, Inc. FRS BTL-B 3.22% due 02/22/2024	425,000	425,212
Television — 0.1%
ION Media Networks, Inc. FRS BTL 4.50% due 12/18/2020	177,551	178,883
Tribune Media Co. FRS BTL-B 3.98% due 12/27/2020	39,567	39,889
Tribune Media Co. FRS BTL-C 3.98% due 01/26/2024	494,389	497,479
		716,251
Security Description	Principal Amount(10)		Value (Note 2)
Transport-Services — 0.0%
Avolon Holdings, Ltd. BTL-B 3.72% due 03/21/2022		$230,000	$233,035
Web Hosting/Design — 0.0%
Go Daddy Operating Co. LLC FRS BTL 3.41% due 02/15/2024		75,150	75,179
Go Daddy Operating Co. LLC FRS Delayed Draw BTL 3.47% due 02/15/2024(20)		99,850	99,887
			175,066
Total Loans (cost $22,643,026)			22,567,675
FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		159,000	159,057
Sovereign — 1.4%
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2023	BRL	6,674,000	2,191,999
Government of Romania Bonds 1.35% due 02/25/2019	RON	4,740,000	1,105,577
Kingdom of Saudi Arabia Senior Notes 4.50% due 10/26/2046		1,808,000	1,782,146
Republic of Hungary FRS Bonds 0.23% due 06/23/2021	HUF	510,400,000	1,733,441
Republic of Hungary Bonds 6.50% due 06/24/2019	HUF	142,370,000	559,066
Republic of South Africa Senior Notes 2.00% due 01/31/2025(15)	ZAR	11,592,245	835,644
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	18,810,000	996,505
Republic of Turkey Bonds 7.10% due 03/08/2023	TRY	4,660,225	1,075,155
State of Kuwait Senior Bonds 2.75% due 03/20/2022*		730,000	731,496
State of Kuwait Senior Bonds 3.50% due 03/20/2027*		735,000	743,269
Sultanate of Oman Senior Bonds 5.38% due 03/08/2027*		1,200,000	1,254,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Shares/ Principal Amount(10)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Sultanate of Oman Senior Bonds 6.50% due 03/08/2047*		$505,000	$532,775
United Mexican States Senior Notes 3.50% due 01/21/2021		135,000	139,995
United Mexican States Bonds 4.00% due 11/08/2046(15)	MXN	12,538,816	714,406
United Mexican States Senior Notes 4.15% due 03/28/2027		200,000	203,400
United Mexican States Senior Notes 4.35% due 01/15/2047		200,000	184,000
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	21,944,600	1,122,568
			15,905,442
Total Foreign Government Obligations (cost $15,929,707)			16,064,499
COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMIH Corp.†		1,989	2,884
Oil Companies-Exploration & Production — 0.0%
TE Holdcorp LLC, Class A†(7)(17)(18)		2,426	24,262
Television — 0.0%
ION Media Networks, Inc.†(7)(18)		22	15,578
Total Common Stocks (cost $89,032)			42,724
PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%		7,606	174,177
Telecom Services — 0.0%
Qwest Corp. 6.13%		9,010	223,448
Total Preferred Securities (cost $415,371)			397,625
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.4%
Banks-Commercial — 0.5%
Allied Irish Banks PLC FRS 7.38% due 12/03/2020(14)	EUR	475,000	536,500
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 12/19/2019(14)	EUR	800,000	852,796
Banco Bilbao Vizcaya Argentaria SA FRS 8.88% due 04/14/2021(14)	EUR	200,000	233,373
Banco Bilbao Vizcaya Argentaria SA FRS 9.00% due 05/09/2018(14)		600,000	628,830
Security Description	Shares/ Principal Amount(10)		Value (Note 2)
Banks-Commercial (continued)
Banco Santander SA FRS 6.25% due 03/12/2019(14)	EUR	400,000	$421,399
Banco Santander SA FRS 6.25% due 09/11/2021(14)	EUR	200,000	210,693
Bank of Ireland FRS 7.38% due 06/18/2020(14)	EUR	450,000	514,399
Intesa Sanpaolo SpA FRS 7.70% due 09/17/2025*(14)		1,025,000	978,875
Macquarie Bank, Ltd. 6.13% due 03/08/2027*(14)		378,000	379,890
Santander UK Group Holdings PLC FRS 7.38% due 06/24/2022(14)	GBP	200,000	261,856
			5,018,611
Banks-Fiduciary — 0.0%
State Street Corp. FRS 2.13% due 06/01/2077		300,000	262,875
Banks-Super Regional — 0.0%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(14)		209,000	204,820
Wells Fargo Capital X 5.95% due 12/01/2086		84,000	89,985
			294,805
Diversified Banking Institutions — 0.7%
Barclays PLC FRS 7.88% due 03/15/2022(14)		225,000	234,133
Barclays PLC FRS 8.00% due 12/15/2020(14)	EUR	435,000	502,343
BNP Paribas SA FRS 7.63% due 03/30/2021*(14)		470,000	499,375
Credit Agricole SA FRS 8.13% due 12/23/2025*(14)		1,125,000	1,198,125
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(14)		1,735,000	1,762,618
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(14)		192,000	203,520
Lloyds Banking Group PLC FRS 7.00% due 06/27/2019(14)	GBP	200,000	256,228
Royal Bank of Scotland Group PLC FRS 7.50% due 08/10/2020(14)		270,000	266,288
Royal Bank of Scotland Group PLC FRS 8.63% due 08/15/2021(14)		415,000	432,638
Societe Generale SA FRS 7.38% due 09/13/2021*(14)		800,000	812,480
Societe Generale SA FRS 8.25% due 11/29/2018(14)		740,000	774,158
UBS Group AG FRS 6.88% due 03/22/2021(14)		450,000	467,437
UBS Group AG FRS 7.00% due 02/19/2025(14)		200,000	215,000
UBS Group AG FRS 7.13% due 02/19/2020(14)		600,000	625,801

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
UniCredit SpA FRS 8.00% due 06/03/2024(14)	$210,000	$201,606
		8,451,750
Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	123,000	127,305
Southern Co. FRS Series B 5.50% due 03/15/2057	136,000	140,321
		267,626
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(7)(18)	58,000	6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	142,000	145,195
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	175,000	155,596
Food-Dairy Products — 0.0%
Land O'Lakes Capital Trust I 7.45% due 03/15/2028*	100,000	111,000
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	65,000	68,023
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	167,000	178,940
		246,963
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	189,000	207,428
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	250,000	370,625
Multimedia — 0.0%
Viacom, Inc. FRS 5.88% due 02/28/2057	188,000	191,760
Viacom, Inc. FRS 6.25% due 02/28/2057	84,000	84,672
		276,432
Pipelines — 0.0%
TransCanada Trust FRS 5.30% due 03/15/2077	212,000	209,482
TransCanada Trust FRS 5.63% due 05/20/2075	83,000	85,490
		294,972
Security Description	Principal Amount(10)		Value (Note 2)
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053		$284,000	$298,569
Total Preferred Securities/Capital Securities (cost $16,047,598)			16,402,453
Total Long-Term Investment Securities (cost $1,245,144,784)			1,254,095,403
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Foreign Government Obligations — 0.4%
Arab Republic of Egypt Bills 19.03% due 09/26/2017	EGP	11,725,000	594,897
Government of Romania 0.58% due 06/26/2017	RON	10,005,000	2,341,567
Republic of Argentina Bills 2.75% due 05/26/2017		468,603	465,801
Republic of Argentina Bills 3.16% due 12/15/2017		885,343	855,495
Total Short-Term Investment Securities (cost $4,410,953)			4,257,760
REPURCHASE AGREEMENTS — 3.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 03/31/2017, to be repurchased 04/03/2017 in the amount $1,369,010 collateralized by $1,395,000 of United States Treasury Bonds, bearing interest at 3.00% due 05/15/2045 and having an approximate value of $1,400,627		1,369,000	1,369,000
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 03/31/2017, to be repurchased 04/03/2017 in the amount $16,564,124 collateralized by $15,675,000 of United States Treasury Bonds, bearing interest at 3.38% due 05/15/2044 and having an approximate value of $16,899,076		16,564,000	16,564,000
Bank of America Securities LLC Joint Repurchase Agreement(16)		3,455,000	3,455,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)		3,840,000	3,840,000
BNP Paribas SA Joint Repurchase Agreement(16)		6,545,000	6,545,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Security Description	Principal Amount(10)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(16)	$1,660,000	$1,660,000
RBS Securities, Inc. Joint Repurchase Agreement(16)	5,745,000	5,745,000
Total Repurchase Agreements (cost $39,178,000)		39,178,000
TOTAL INVESTMENTS (cost $1,288,733,737)(21)	110.6%	1,297,531,163
Liabilities in excess of other assets	(10.6)	(124,440,620)
NET ASSETS	100.0%	$1,173,090,543

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2017, the aggregate value of these securities was $162,404,100 representing 13.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Collateralized Mortgage Obligation

(2)  Collateralized Loan Obligation

(3)  Commercial Mortgage Backed Security

(4)  Interest Only

(5)  "Step-down" security where the rate decreases ("steps-down") at a predetermined rate. The rate reflected is as of March 31, 2017.

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2017.

(7)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(8)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)  Denominated in United States dollars unless otherwise indicated.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(13)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(14)  Perpetual maturity — maturity date reflects the next call date.

(15)  Principal amount of security is adjusted for inflation.

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2017, the Diversified Fixed Income Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
TE Holdcorp LLC, Class A	09/18/2014	2,426	$89,032	$24,262	$10.00	0.00%

(18)  Illiquid security. At March 31, 2017, the aggregate value of these securities was $4,543,753 representing 0.4% of net assets.

(19)  Company has filed for bankruptcy protection.

(20)  All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding (see Note 13).

(21)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Currency

GBP — Pound Sterling

HUF — Hungarian Forint

MXN — Mexican Peso

RON — Romanian Leu

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2017	Unrealized Appreciation (Depreciation)
60	Short	Long Gilt Future	June 2017	$9,553,372	$9,590,702	$(37,330)
326	Short	U.S. Treasury 10 Year Notes	June 2017	40,473,331	40,607,375	(134,044)
175	Long	U.S. Treasury 10 Year Ultra Bonds	June 2017	23,116,797	23,430,859	314,062
199	Short	U.S. Treasury 2 Year Notes	June 2017	43,055,516	43,074,172	(18,656)
214	Long	U.S. Treasury 5 Year Notes	June 2017	25,145,521	25,193,486	47,965
147	Long	U.S. Treasury Long Bonds	June 2017	22,078,747	22,174,031	95,284
61	Short	U.S. Treasury Ultra Bonds	June 2017	9,794,096	9,798,125	(4,029)
						$263,252

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	HUF	422,460,000	USD	1,453,758	06/21/2017	$—	$(10,515)
Barclays Bank PLC	HUF	167,664,000	USD	576,462	06/21/2017	—	(4,672)
	PHP	71,730,000	USD	1,404,543	06/21/2017	—	(17,299)
	USD	711,890	PHP	35,865,000	06/21/2017	—	(969)
						—	(22,940)
BNP Paribas SA	RON	1,810,000	USD	461,440	08/28/2017	36,160	—
	USD	708,108	TRY	2,720,000	06/21/2017	23,661	—
						59,821	—
Citibank N.A.	EUR	25,000	USD	26,867	04/28/2017	168	—
	RON	10,005,000	USD	2,497,847	06/26/2017	149,703	—
	TRY	4,032,000	USD	1,051,821	06/21/2017	—	(32,918)
	USD	182,443	EGP	3,150,000	06/21/2017	—	(9,728)
	USD	15,920	EUR	15,000	06/21/2017	141	—
	USD	195,302	GHS	954,000	06/21/2017	15,776	—
	USD	754	ZAR	10,000	06/21/2017	—	(19)
	USD	376,011	ZMW	3,724,000	06/21/2017	—	(1,615)
	USD	86,900	EGP	1,612,000	03/06/2018	—	(3,947)
	ZAR	9,015,000	USD	689,033	06/21/2017	26,046	—
						191,834	(48,227)
Credit Suisse AG	HUF	79,959,000	USD	275,837	06/21/2017	—	(1,305)
Deutsche Bank AG	TRY	2,720,000	USD	707,455	06/21/2017	—	(24,313)
Goldman Sachs International	MXN	2,038,000	USD	107,097	06/21/2017	—	(471)
	TRY	2,645,000	USD	693,370	06/21/2017	—	(18,221)
	USD	69,523	EGP	1,319,000	03/06/2018	—	(1,648)
						—	(20,340)
HSBC Bank USA	EUR	3,073,000	USD	3,348,126	04/28/2017	66,323	—
	GBP	410,000	USD	517,338	04/28/2017	3,360	—
	TRY	2,645,000	USD	690,727	06/21/2017	—	(20,864)
	USD	708,374	PHP	35,865,000	06/21/2017	2,546	—
	USD	719,880	THB	25,185,000	06/21/2017	12,624	—
	USD	700,885	TRY	2,720,000	06/21/2017	30,883	—
	ZAR	4,486,000	USD	331,126	06/21/2017	1,214	—
						116,950	(20,864)

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	RON	3,000,000	USD	765,697	08/28/2017	$60,813	$—
	THB	50,370,000	USD	1,442,646	06/21/2017	—	(22,361)
	USD	723,496	THB	25,365,000	06/21/2017	14,244	—
	USD	698,451	TRY	2,645,000	06/21/2017	13,140	—
	ZAR	11,473,000	USD	866,879	06/21/2017	23,124	—
						111,321	(22,361)
Morgan Stanley and Co., Inc.	BRL	9,438,000	USD	2,978,220	06/21/2017	16,399	—
	USD	2,143,195	BRL	6,819,000	06/21/2017	—	(3,266)
	USD	366,526	CNH	2,525,000	06/21/2017	—	(1,273)
	USD	713,573	TRY	2,645,000	06/21/2017	—	(1,982)
						16,399	(6,521)
Royal Bank of Canada	MXN	20,942,000	USD	1,044,400	06/21/2017	—	(60,944)
Standard Chartered Bank	COP	2,569,186,000	USD	842,701	06/21/2017	—	(41,635)
	TRY	2,720,000	USD	707,484	06/21/2017	—	(24,284)
	USD	365,148	CNH	2,525,000	06/21/2017	105	—
	USD	36,919	EGP	659,000	06/21/2017	—	(786)
	USD	195,492	GHS	954,000	06/21/2017	15,586	—
	USD	52,673	ZMW	532,000	06/21/2017	812	—
						16,503	(66,705)
State Street Bank and Trust Co.	BRL	3,845,000	USD	1,184,644	06/21/2017	—	(21,989)
	MXN	11,322,000	USD	588,262	06/21/2017	—	(9,327)
						—	(31,316)
UBS AG	EUR	15,000	USD	16,071	06/21/2017	10	—
Net Unrealized Appreciation (Depreciation)						$512,838	$(336,351)

BRL — Brazilian Real
CNH — Yuan Renminbi Offshore
COP — Colombian Peso
EGP — Egyptian Pound
EUR — Euro Currency
GBP — Pound Sterling
GHS — Ghana Cedi
HUF — Hungarian Forint
MXN — Mexican Peso
PHP — Philippine Peso
RON — Romanian Leu
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand
ZMW — Zambian Kwacha

Centrally Cleared Credit Default Swaps on Credit Indicies — Buy Protection(1)

					Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Implied Credit Spread at March 31, 2017(2)	Notional Amount (000's)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index	(1.00)%	06/20/2022	0.66%	$7,152	$(111,669)	$(6,734)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
MXN	9,300	12/30/2026	28 Day Mexico Interbank TIIE	8.27%	$—	$(31,274)

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

Over the Counter Cross-Currency Interest Rate Swap Contracts

		Rates Exchanged				Value
Swap Counterparty	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Notional Amount of currency Received (000's)		Notional Amount of currency Delivered (000's)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	09/20/2022	4.59% based on the notional amount of currency received	3 Month LIBOR based on the notional amount of currency delivered	CNH	5,150	$740	$(642)

CNH — Yuan Renminbi Offshore

LIBOR — London Interbank Offered rate

MXN — Mexican Peso

TIIE — Interbank Equilibrium Interest Rate

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$141,634,129	$1,549,165	$143,183,294
U.S. Corporate Bonds & Notes:
Airlines	—	2,339,610	14,646	2,354,256
Finance-Investment Banker/Broker	—	440,120	23	440,143
Gambling (Non-Hotel)	—	404,812	18	404,830
Retail-Drug Store	—	5,302,774	90,924	5,393,698
Other Industries	—	293,868,909	—	293,868,909
Foreign Corporate Bonds & Notes	—	57,545,056	—	57,545,056
U.S. Government Agencies	—	234,779,900	—	234,779,900
U.S. Government Treasuries	—	454,253,369	—	454,253,369
Municipal Bond & Notes	—	6,396,972	—	6,396,972
Loans:
Oil & Gas Drilling	—	110,204	34,446	144,650
Other Industries	—	22,423,025	—	22,423,025
Foreign Government Obligations	—	16,064,499	—	16,064,499
Common Stocks:
Oil Companies-Exploration & Production	—	—	24,262	24,262
Television	—	—	15,578	15,578
Other Industries	2,884	—	—	2,884
Preferred Securities	397,625	—	—	397,625
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	6	6
Other Industries	—	16,402,447	—	16,402,447
Short-Term Investment Securities	—	4,257,760	—	4,257,760
Repurchase Agreements	—	39,178,000	—	39,178,000
Total Investments at Value	$400,509	$1,295,401,586	$1,729,068	$1,297,531,163
Other Financial Instruments:†
Futures Contracts	$457,311	$—	$—	$457,311
Forward Foreign Currency Contracts	—	512,838	—	512,838
Total Other Financial Instruments	$457,311	$512,838	$—	$970,149
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$194,059	$—	$—	$194,059
Forward Foreign Currency Contracts	—	336,351	—	336,351
Centrally Cleared Credit Default Swaps on Credit Indicies – Buy Protection	—	6,734	—	6,734
Centrally Cleared Interest Rate Swap Contracts	—	31,274	—	31,274
Over the Counter Cross-Currency Interest Rate Swap Contracts	—	642	—	642
Total Other Financial Instruments	$194,059	$375,001	$—	$569,060

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Real Return Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
United States Treasury Notes	34.4%
Sovereign	32.8
United States Treasury Bonds	16.6
Repurchase Agreements	5.3
89.1%
Credit Quality†#
Aaa	74.6%
Aa	17.5
Baa	7.9
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Principal Amount(8)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 32.8%
Sovereign — 32.8%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	24,439,248	$28,336,954
Government of Australia Senior Notes 1.00% due 11/21/2018	AUD	6,073,080	4,682,346
Government of Australia Senior Notes 3.00% due 09/20/2025	AUD	3,388,885	3,064,897
Government of Australia Senior Notes 4.00% due 08/20/2020	AUD	18,632,320	15,931,558
Government of Canada Bonds 4.25% due 12/01/2021	CAD	13,869,493	12,664,275
Government of France Bonds 0.25% due 07/25/2024	EUR	14,359,564	16,437,052
Government of France Bonds 1.10% due 07/25/2022	EUR	15,818,760	18,884,979
Government of France Bonds 1.30% due 07/25/2019	EUR	11,163,299	12,705,717
Government of France Bonds 2.10% due 07/25/2023	EUR	6,590,903	8,396,051
Government of New Zealand Senior Notes 2.00% due 09/20/2025	NZD	16,875,846	11,863,077
Government of Spain Senior Notes 0.55% due 11/30/2019*	EUR	8,013,746	8,939,755
Government of Spain Senior Notes 1.80% due 11/30/2024*	EUR	9,109,677	10,924,619
Italy Buoni Poliennali Del Tesoro Bonds 2.10% due 09/15/2021	EUR	722,090	845,984
Italy Buoni Poliennali Del Tesoro Senior Notes 2.35% due 09/15/2024*	EUR	13,067,543	15,441,894
Italy Buoni Poliennali Del Tesoro Inflation Indexed Treasury Senior Notes 2.60% due 09/15/2023	EUR	9,839,406	11,920,235
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	7,844,222	12,541,136
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	11,762,686	17,221,935
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	9,794,376	16,667,105
Total Foreign Government Obligations (cost $246,858,960)			227,469,569
Security Description	Shares/ Principal Amount(8)	Value (Note 2)
U.S. GOVERNMENT TREASURIES(1) — 51.0%
United States Treasury Bonds — 16.6%
2.38% due 01/15/2025 TIPS	$46,237,131	$53,327,641
2.50% due 01/15/2029 TIPS	50,699,398	61,983,411
		115,311,052
United States Treasury Notes — 34.4%
0.13% due 04/15/2019 TIPS(7)	15,394,229	15,620,278
0.13% due 04/15/2021 TIPS	16,848,636	17,022,379
0.13% due 01/15/2022 TIPS	466,633	470,133
0.13% due 07/15/2022 TIPS	18,866,967	19,013,186
0.13% due 01/15/2023 TIPS	30,827,913	30,809,170
0.13% due 07/15/2024 TIPS	28,847,334	28,578,160
0.38% due 07/15/2023 TIPS	23,703,776	24,081,922
0.38% due 07/15/2025 TIPS	27,356,738	27,426,661
0.63% due 07/15/2021 TIPS	35,330,568	36,646,102
0.63% due 01/15/2024 TIPS	19,307,591	19,765,123
0.63% due 01/15/2026 TIPS	4,339,627	4,418,339
1.13% due 01/15/2021 TIPS	13,918,146	14,654,277
		238,505,730
Total U.S. Government Treasuries (cost $353,144,096)		353,816,782
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	22	555
Television — 0.0%
ION Media Networks, Inc.†(2)(3)(4)	233	164,981
Total Common Stocks (cost $2)		165,536
Total Long-Term Investment Securities (cost $600,003,058)		581,451,887
REPURCHASE AGREEMENTS — 5.3%
Bank of America Securities LLC Joint Repurchase Agreement(5)	6,045,000	6,045,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	6,715,000	6,715,000
BNP Paribas SA Joint Repurchase Agreement(5)	11,430,000	11,430,000
Deutsche Bank AG Joint Repurchase Agreement(5)	2,905,000	2,905,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	10,050,000	10,050,000
Total Repurchase Agreements (cost $37,145,000)		37,145,000
TOTAL INVESTMENTS (cost $637,148,058)(6)	89.1%	618,596,887
Other assets less liabilities	10.9	75,647,512
NET ASSETS	100.0%	$694,244,399

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2017, the aggregate value of these securities was $35,306,268 representing 5.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  Illiquid security. At March 31, 2017, the aggregate value of this security was $164,981 representing 0.0% of net assets.

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(4)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2017, the Real Return Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	12/21/2016	233	$2	$164,981	$708.07	0.02%

(5)  See Note 2 for details of Joint Repurchase Agreements.

(6)  See Note 4 for cost of investments on a tax basis.

(7)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(8)  Denominated in United States dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

NZD — New Zealand Dollar

TIPS — Treasury Inflation Protected Securities

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2017	Unrealized Appreciation (Depreciation)
69	Short	Long Gilt Future	June 2017	$10,986,289	$11,029,308	$(43,019)
267	Short	U.S. Treasury 2 Year Notes	June 2017	57,767,467	57,792,984	(25,517)
95	Short	U.S. Treasury 10 Year Notes	June 2017	11,794,168	11,833,437	(39,269)
8	Short	U.S. Treasury 10 Year Ultra Notes	June 2017	1,063,756	1,071,125	(7,369)
						$(115,174)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	NZD	8,430,000	USD	5,909,009	04/28/2017	$3,232	$—
Goldman Sachs International	NZD	8,429,000	USD	5,906,723	04/28/2017	1,646	—
HSBC Bank USA	EUR	31,000,000	USD	32,972,654	04/03/2017	—	(98,140)
	EUR	125,182,000	USD	136,389,544	04/28/2017	2,701,753	—
	GBP	36,798,000	USD	46,431,680	04/28/2017	301,596	—
						3,003,349	(98,140)
Morgan Stanley and Co. International PLC	AUD	15,677,000	USD	11,917,499	04/28/2017	—	(54,565)
Royal Bank of Canada	CAD	17,366,000	USD	12,996,723	04/28/2017	—	(66,728)
State Street Bank and Trust Co.	AUD	15,678,000	USD	11,923,668	04/28/2017	—	(49,159)
	JPY	3,268,650,000	USD	27,956,534	04/14/2017	—	(1,413,311)
						—	(1,462,470)
Net Unrealized Appreciation (Depreciation)						$3,008,227	$(1,681,903)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$227,469,569	$—	$227,469,569
U.S. Government Treasuries	—	353,816,782	—	353,816,782
Common Stocks
Printing-Commercial	555	—	—	555
Television	—	—	164,981	164,981
Repurchase Agreements	—	37,145,000	—	37,145,000
Total Investments at Value	$555	$618,431,351	$164,981	$618,596,887
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$3,008,227	$—	$3,008,227
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$115,174	$—	$—	$115,174
Forward Foreign Currency Contracts	—	1,681,903	—	1,681,903
Total Other Financial Instruments	$115,174	$1,681,903	$—	$1,797,077

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Growth Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	16.5%
E-Commerce/Products	7.9
E-Commerce/Services	6.5
Applications Software	6.5
Retail-Restaurants	6.3
Medical-Drugs	5.5
Internet Content-Entertainment	4.0
Athletic Footwear	3.8
Entertainment Software	3.3
Electronic Forms	3.3
Finance-Credit Card	3.3
Electronic Components-Semiconductors	3.2
Beverages-Non-alcoholic	3.1
Finance-Investment Banker/Broker	3.1
Medical Instruments	3.0
Computer Software	3.0
Finance-Other Services	2.9
Retail-Discount	2.7
Repurchase Agreements	2.6
Lighting Products & Systems	2.4
Retail-Perfume & Cosmetics	2.4
Drug Delivery Systems	2.0
Medical-HMO	1.9
Industrial Automated/Robotic	0.7
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.3%
Applications Software — 6.5%
salesforce.com, Inc.†	56,377	$4,650,539
ServiceNow, Inc.†	44,465	3,889,353
		8,539,892
Athletic Footwear — 3.8%
NIKE, Inc., Class B	90,876	5,064,520
Beverages-Non-alcoholic — 3.1%
Monster Beverage Corp.†	88,130	4,068,962
Computer Software — 3.0%
Splunk, Inc.†	63,363	3,946,881
Drug Delivery Systems — 2.0%
DexCom, Inc.†	31,778	2,692,550
E-Commerce/Products — 7.9%
Alibaba Group Holding, Ltd. ADR†	47,069	5,075,450
Amazon.com, Inc.†	6,025	5,341,404
		10,416,854
E-Commerce/Services — 6.5%
MercadoLibre, Inc.	15,467	3,270,807
Priceline Group, Inc.†	2,961	5,270,491
		8,541,298
Electronic Components-Semiconductors — 3.2%
NVIDIA Corp.	38,827	4,229,425
Electronic Forms — 3.3%
Adobe Systems, Inc.†	33,277	4,330,336
Entertainment Software — 3.3%
Activision Blizzard, Inc.	88,447	4,409,967
Finance-Credit Card — 3.3%
Visa, Inc., Class A	48,483	4,308,684
Finance-Investment Banker/Broker — 3.1%
Charles Schwab Corp.	99,501	4,060,636
Finance-Other Services — 2.9%
Intercontinental Exchange, Inc.	63,866	3,823,657
Industrial Automated/Robotic — 0.7%
Cognex Corp.	10,425	875,179
Internet Content-Entertainment — 4.0%
Facebook, Inc., Class A†	37,130	5,274,317
Lighting Products & Systems — 2.4%
Acuity Brands, Inc.	15,611	3,184,644
Medical Instruments — 3.0%
Edwards Lifesciences Corp.†	42,001	3,951,034
Medical-Biomedical/Gene — 16.5%
Alexion Pharmaceuticals, Inc.†	30,789	3,732,858
Celgene Corp.†	39,998	4,976,951
Illumina, Inc.†	24,171	4,124,539
Intercept Pharmaceuticals, Inc.†	27,137	3,069,195
Vertex Pharmaceuticals, Inc.†	52,867	5,781,007
		21,684,550
Medical-Drugs — 5.5%
Bristol-Myers Squibb Co.	87,758	4,772,280
Shire PLC ADR	14,323	2,495,496
		7,267,776
Security Description	Shares/ Principal Amount	Value (Note 2)
Medical-HMO — 1.9%
UnitedHealth Group, Inc.	15,710	$2,576,597
Retail-Discount — 2.7%
Costco Wholesale Corp.	21,310	3,573,474
Retail-Perfume & Cosmetics — 2.4%
Ulta Beauty, Inc.†	11,045	3,150,365
Retail-Restaurants — 6.3%
Domino's Pizza, Inc.	18,410	3,392,963
Starbucks Corp.	83,740	4,889,579
		8,282,542
Total Long-Term Investment Securities (cost $114,391,273)		128,254,140
REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 03/31/2017, to be repurchased 04/03/2017 in the amount of $3,408,026 and collateralized by $3,580,000 of United States Treasury Bonds, bearing interest at 2.88% due 08/15/2045 and having an approximate value of $3,478,976. (cost $3,408,000)	$3,408,000	3,408,000
TOTAL INVESTMENTS (cost $117,799,273)(1)	99.9%	131,662,140
Other assets less liabilities	0.1	76,015
NET ASSETS	100.0%	$131,738,155

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust SA Columbia Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$128,254,140	$—	$—	$128,254,140
Repurchase Agreements	—	3,408,000	—	3,408,000
Total Investments at Value	$128,254,140	$3,408,000	$—	$131,662,140

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
Diversified Banking Institutions	12.5%
Electric-Integrated	7.1
Tobacco	6.1
Transport-Rail	4.1
Telephone-Integrated	3.9
Oil Companies-Exploration & Production	3.9
Oil Refining & Marketing	3.6
Banks-Super Regional	3.6
Chemicals-Diversified	3.5
Insurance-Multi-line	3.4
Insurance-Life/Health	3.3
Semiconductor Components-Integrated Circuits	3.3
Computer Services	3.2
Instruments-Controls	3.1
Semiconductor Equipment	3.0
Electronic Components-Misc.	2.9
Food-Meat Products	2.9
Medical-HMO	2.9
Retail-Building Products	2.6
Retail-Discount	2.6
Medical Products	2.5
Medical-Drugs	2.4
Oil-Field Services	2.4
Aerospace/Defense-Equipment	2.2
Pipelines	2.2
Pharmacy Services	2.0
Oil Companies-Integrated	1.9
Telecommunication Equipment	1.9
Repurchase Agreements	1.1
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.0%
Aerospace/Defense-Equipment — 2.2%
United Technologies Corp.	70,000	$7,854,700
Banks-Super Regional — 3.6%
Wells Fargo & Co.	230,000	12,801,800
Chemicals-Diversified — 3.5%
FMC Corp.	180,000	12,526,200
Computer Services — 3.2%
Teradata Corp.†	375,000	11,670,000
Diversified Banking Institutions — 12.5%
Bank of America Corp.	560,000	13,210,400
Citigroup, Inc.	185,000	11,066,700
JPMorgan Chase & Co.	125,000	10,980,000
Morgan Stanley	225,000	9,639,000
		44,896,100
Electric-Integrated — 7.1%
AES Corp.	800,000	8,944,000
NextEra Energy, Inc.	130,000	16,688,100
		25,632,100
Electronic Components-Misc. — 2.9%
Corning, Inc.	390,000	10,530,000
Food-Meat Products — 2.9%
Tyson Foods, Inc., Class A	170,000	10,490,700
Instruments-Controls — 3.1%
Honeywell International, Inc.	90,000	11,238,300
Insurance-Life/Health — 3.3%
Unum Group	255,000	11,956,950
Insurance-Multi-line — 3.4%
MetLife, Inc.	230,000	12,148,600
Medical Products — 2.5%
Baxter International, Inc.	175,000	9,075,500
Medical-Drugs — 2.4%
Bristol-Myers Squibb Co.	159,700	8,684,486
Medical-HMO — 2.9%
Humana, Inc.	50,000	10,307,000
Oil Companies-Exploration & Production — 3.9%
Anadarko Petroleum Corp.	160,627	9,958,874
Marathon Oil Corp.	250,000	3,950,000
		13,908,874
Oil Companies-Integrated — 1.9%
Chevron Corp.	63,704	6,839,898
Oil Refining & Marketing — 3.6%
Marathon Petroleum Corp.	125,000	6,317,500
Valero Energy Corp.	100,000	6,629,000
		12,946,500
Oil-Field Services — 2.4%
Halliburton Co.	175,000	8,611,750
Pharmacy Services — 2.0%
Express Scripts Holding Co.†	110,000	7,250,100
Pipelines — 2.2%
Williams Cos., Inc.	264,000	7,811,760
Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Building Products — 2.6%
Lowe's Cos., Inc.	115,000	$9,454,150
Retail-Discount — 2.6%
Costco Wholesale Corp.	55,000	9,222,950
Semiconductor Components-Integrated Circuits — 3.3%
QUALCOMM, Inc.	207,990	11,926,147
Semiconductor Equipment — 3.0%
Applied Materials, Inc.	280,000	10,892,000
Telecommunication Equipment — 1.9%
Juniper Networks, Inc.	240,000	6,679,200
Telephone-Integrated — 3.9%
Verizon Communications, Inc.	290,000	14,137,500
Tobacco — 6.1%
Altria Group, Inc.	134,000	9,570,280
Philip Morris International, Inc.	110,000	12,419,000
		21,989,280
Transport-Rail — 4.1%
CSX Corp.	181,100	8,430,205
Union Pacific Corp.	59,800	6,334,016
		14,764,221
Total Long-Term Investment Securities (cost $302,126,996)		356,246,766
REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 03/31/2017, to be repurchased 04/03/2017 in the amount $3,978,030 collateralized by $4,045,000 of United States Treasury Bonds, bearing interest at 3.00% due 05/15/2045 and having an approximate value of $4,061,318 (cost $3,978,000)	$3,978,000	3,978,000
TOTAL INVESTMENTS (cost $306,104,996)(1)	100.1%	360,224,766
Liabilities in excess of other assets	(0.1)	(268,746)
NET ASSETS	100.0%	$359,956,020

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$356,246,766	$—	$—	$356,246,766
Repurchase Agreements	—	3,978,000	—	3,978,000
Total Investments at Value	$356,246,766	$3,978,000	$—	$360,224,766

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	59.7%
International Equity Investment Companies	20.6
Domestic Fixed Income Investment Companies	19.8
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 59.7%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	1,567,168	$21,451,817
Seasons Series Trust Large Cap Value Portfolio, Class 1	1,211,856	20,970,482
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	163,676	2,796,769
Seasons Series Trust Mid Cap Value Portfolio, Class 1	172,832	3,127,187
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	180,715	1,590,993
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	97,091	1,827,907
Seasons Series Trust Small Cap Portfolio, Class 1	282,638	3,978,993
Total Domestic Equity Investment Companies (cost $50,968,476)		55,744,148
Domestic Fixed Income Investment Companies — 19.8%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	1,174,858	13,699,092
Seasons Series Trust Real Return Portfolio, Class 1†	202,591	1,973,266
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	316,586	1,882,274
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	88,114	929,948
Total Domestic Fixed Income Investment Companies (cost $18,468,078)		18,484,580
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 20.6%
Seasons Series Trust International Equity Portfolio, Class 1	2,004,417	$17,033,497
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	285,146	2,155,270
Total International Equity Investment Companies (cost $18,008,260)		19,188,767
TOTAL INVESTMENTS (cost $87,444,814)(2)	100.1%	93,417,495
Liabilities in excess of other assets	(0.1)	(61,238)
NET ASSETS	100.0%	$93,356,257

†  Non-income producing security

#  The Seasons Series Trust Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$93,417,495	$—	$—	$93,417,495

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	49.1%
Domestic Fixed Income Investment Companies	34.7
International Equity Investment Companies	16.2
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 49.1%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	7,354,319	$100,667,924
Seasons Series Trust Large Cap Value Portfolio, Class 1	5,718,921	98,962,676
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	604,204	10,324,191
Seasons Series Trust Mid Cap Value Portfolio, Class 1	690,269	12,489,583
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	776,141	6,833,039
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	440,284	8,289,118
Seasons Series Trust Small Cap Portfolio, Class 1	1,128,615	15,888,705
		253,455,236
Domestic Fixed Income Investment Companies — 34.7%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	11,793,347	137,512,968
Seasons Series Trust Real Return Portfolio, Class 1†	1,835,302	17,876,145
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	2,405,455	14,301,729
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	877,163	9,257,508
		178,948,350
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 16.2%
Seasons Series Trust International Equity Portfolio, Class 1	9,029,956	$76,736,399
SunAmerica Series Trust Emerging Markets Portfolio, Class 1†	952,225	7,197,377
		83,933,776
TOTAL INVESTMENTS (cost $481,651,284)(2)	100.0%	516,337,362
Liabilities in excess of other assets	(0.0)	(228,457)
NET ASSETS	100.0%	$516,108,905

#  The Seasons Series Trust Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Investment Companies	$516,337,362	$—	$—	$516,337,362

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	44.5%
Domestic Equity Investment Companies	42.7
International Equity Investment Companies	12.8
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 42.7%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	3,990,709	$54,625,908
Seasons Series Trust Large Cap Value Portfolio, Class 1	3,288,589	56,907,164
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	280,960	4,800,844
Seasons Series Trust Mid Cap Value Portfolio, Class 1	285,339	5,162,868
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	422,689	3,721,295
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	235,140	4,426,925
Seasons Series Trust Small Cap Portfolio, Class 1	619,492	8,721,242
Total Domestic Equity Investment Companies (cost $121,425,352)		138,366,246
Domestic Fixed Income Investment Companies — 44.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	9,601,294	111,953,159
Seasons Series Trust Real Return Portfolio, Class 1†	1,281,703	12,484,003
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	1,788,419	10,633,118
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	884,528	9,335,232
Total Domestic Fixed Income Investment Companies (cost $145,240,646)		144,405,512
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 12.8%
Seasons Series Trust International Equity Portfolio, Class 1	4,495,373	$38,201,594
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	434,742	3,285,987
Total International Equity Investment Companies (cost $38,849,460)		41,487,581
TOTAL INVESTMENTS (cost $305,515,458)(2)	100.0%	324,259,339
Liabilities in excess of other assets	(0.0)	(152,477)
NET ASSETS	100.0%	$324,106,862

#  The Seasons Series Trust Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Investment Companies	$324,259,339	$—	$—	$324,259,339

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — March 31, 2017 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	59.7%
Domestic Equity Investment Companies	31.2
International Equity Investment Companies	9.2
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2017

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 31.2%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	2,216,333	$30,337,773
Seasons Series Trust Large Cap Value Portfolio, Class 1	1,914,163	33,123,510
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	78,882	1,347,884
Seasons Series Trust Mid Cap Value Portfolio, Class 1	86,032	1,556,652
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	247,047	2,174,966
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	149,494	2,814,480
Seasons Series Trust Small Cap Portfolio, Class 1	277,316	3,904,068
Total Domestic Equity Investment Companies (cost $66,140,229)		75,259,333
Domestic Fixed Income Investment Companies — 59.7%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	9,505,390	110,834,895
Seasons Series Trust Real Return Portfolio, Class 1†	1,464,906	14,268,428
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	1,608,081	9,560,910
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	861,224	9,089,289
Total Domestic Fixed Income Investment Companies (cost $144,779,076)		143,753,522
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 9.2%
Seasons Series Trust International Equity Portfolio, Class 1	2,413,784	$20,512,294
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	200,432	1,514,960
Total International Equity Investment Companies (cost $20,314,817)		22,027,254
TOTAL INVESTMENTS (cost $231,234,122)(2)	100.1%	241,040,109
Liabilities in excess of other assets	(0.1)	(120,726)
NET ASSETS	100.0%	$240,919,383

#  The Seasons Series Trust Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$241,040,109	$—	$—	$241,040,109

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2017

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$59,071,050	$100,303,288	$74,276,041	$63,962,374	$111,142,428
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	376,000	285,000	910,000	500,000	14,615,000
Total investments	59,447,050	100,588,288	75,186,041	64,462,374	125,757,428
Cash	73,987	109,138	480,372	32,906	14,657,827
Foreign cash*	199,896	415,598	514,261	515,140	60,476
Due from broker	53,620	55,505	—	—	1,509
Receivable for:
Fund shares sold	7,507	1,308	1,304	1,997	31,648
Dividends and interest	117,182	264,385	275,175	270,085	378,437
Investments sold	80,239	145,305	67,329	258,516	101,901
Investments sold on an extended settlement basis	414,770	1,036,855	1,875,777	1,873,289	1,193,197
Receipts on swap contracts	177	455	510	510	6,171
Prepaid expenses and other assets	7,969	8,104	7,811	7,720	8,135
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	10,364
Variation margin on futures contracts	3,574	10,733	9,631	12,172	36,617
Unrealized appreciation on forward foreign currency contracts	10,246	32,145	38,118	37,342	84,726
Swap premiums paid	—	—	—	10,223	—
Unrealized appreciation on swap contracts	2,430	6,480	7,776	20,943	—
Total assets	60,418,647	102,674,299	78,464,105	67,503,217	142,328,436
LIABILITIES:
Payable for:
Fund shares redeemed	35,247	153,671	19,558	78,925	129,249
Investments purchased	924,912	807,395	769,333	397,562	14,888,003
Investments purchased on an extended settlement basis	3,674,254	11,138,964	12,902,444	13,946,668	4,285,245
Payments on swap contracts	64	175	204	204	10,226
Investment advisory and management fees	40,983	65,020	43,849	34,027	88,095
Service fees — Class 2	2,412	5,390	4,427	3,650	7,281
Service fees — Class 3	5,388	8,115	4,322	3,686	10,400
Transfer agent fees and expenses	2	2	2	2	4
Trustees' fees and expenses	31	52	46	39	64
Other accrued expenses	85,748	91,790	84,523	82,787	133,887
Accrued foreign tax on capital gains	—	—	—	—	1,157
Variation margin on future contracts	3,313	11,453	11,563	13,141	36,088
Due to broker	—	—	5,505	28,929	56
Call and put options written, at value@	—	—	—	—	4
Unrealized depreciation on forward foreign currency contracts	16,948	39,989	48,008	48,192	8,169
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	756	2,073	2,418	2,418	105,190
Commitments (Note 13)	—	—	—	—	—
Total liabilities	4,790,058	12,324,089	13,896,202	14,640,230	19,703,118
NET ASSETS	$55,628,589	$90,350,210	$64,567,903	$52,862,987	$122,625,318
* Cost
Investments (unaffiliated)	$51,645,539	$90,553,156	$70,760,302	$62,219,739	$103,602,469
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$192,078	$399,337	$493,932	$494,801	$60,821
@ Premiums received on options written	$—	$—	$—	$—	$1,398

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2017

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$44,557,419	$76,124,720	$58,647,613	$49,500,056	$102,977,211
Accumulated undistributed net investment income (loss)	174,124	687,202	920,537	910,498	1,978,117
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	3,462,678	3,763,857	1,472,805	668,903	10,084,311
Unrealized appreciation (depreciation) on investments	7,425,511	9,750,132	3,515,739	1,742,635	7,539,959
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	7,733	15,856	708	31,371	(25,104)
Unrealized foreign exchange gain (loss) on other assets and liabilities	1,124	8,443	10,501	9,524	71,981
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(1,157)
NET ASSETS	$55,628,589	$90,350,210	$64,567,903	$52,862,987	$122,625,318
Class 1 (unlimited shares authorized):
Net assets	$10,068,997	$9,579,235	$8,748,976	$6,105,572	$15,897,451
Shares of beneficial interest issued and outstanding	610,865	764,783	796,334	552,827	1,341,890
Net asset value, offering and redemption price per share	$16.48	$12.53	$10.99	$11.04	$11.85
Class 2 (unlimited shares authorized):
Net assets	$19,227,318	$42,740,948	$35,229,252	$29,068,105	$57,134,932
Shares of beneficial interest issued and outstanding	1,167,319	3,417,262	3,211,098	2,635,747	4,822,617
Net asset value, offering and redemption price per share	$16.47	$12.51	$10.97	$11.03	$11.85
Class 3 (unlimited shares authorized):
Net assets	$26,332,274	$38,030,027	$20,589,675	$17,689,310	$49,592,935
Shares of beneficial interest issued and outstanding	1,602,047	3,044,832	1,876,397	1,604,243	4,193,009
Net asset value, offering and redemption price per share	$16.44	$12.49	$10.97	$11.03	$11.83

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2017

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$441,236,251	$525,885,115	$1,018,847,649	$203,077,672	$283,564,670
Investments at value (affiliated)*	—	—	2,147,280	—	123,670
Repurchase agreements (cost approximates value)	—	1,409,000	3,491,000	1,862,000	1,270,000
Total investments	441,236,251	527,294,115	1,024,485,929	204,939,672	284,958,340
Cash	—	1,537	4,289	4,042	1,059
Foreign cash*	—	—	2	1	3,558
Due from broker	—	65,000	55,000	77,000	153,000
Receivable for:
Fund shares sold	7,694	128,119	347,612	29,203	108,230
Dividends and interest	172,967	326,266	2,047,019	90,314	408,003
Investments sold	2,483,262	1,204,099	1,737,186	230,906	780,171
Investments sold on an extended settlement basis	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	8,868	9,219	9,604	7,994	8,996
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	—	—	80	80
Unrealized appreciation on forward foreign currency contracts	—	—	177,826	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	443,909,042	529,028,355	1,028,864,467	205,379,212	286,421,437
LIABILITIES:
Payable for:
Fund shares redeemed	827,715	784,813	729,802	309,444	261,595
Investments purchased	1,281,351	892,314	1,427,258	963,197	797,128
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	312,099	345,357	646,983	146,757	204,485
Service fees — Class 2	5,981	4,320	3,826	2,813	3,488
Service fees — Class 3	8,600	3,901	3,453	3,228	3,986
Transfer agent fees and expenses	9	6	5	7	7
Trustees' fees and expenses	258	252	273	85	75
Other accrued expenses	105,514	112,517	190,786	90,389	103,312
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on future contracts	—	1,900	3,300	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	34,042	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Commitments (Note 13)	—	—	—	—	—
Total liabilities	2,541,527	2,145,380	3,039,728	1,515,920	1,374,076
NET ASSETS	$441,367,515	$526,882,975	$1,025,824,739	$203,863,292	$285,047,361
* Cost
Investments (unaffiliated)	$339,357,872	$415,120,427	$896,985,826	$168,573,134	$252,095,197
Investments (affiliated)	$—	$—	$1,780,496	$—	$83,666
Foreign cash	$—	$—	$2	$1	$3,552
@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2017

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$288,064,602	$384,129,065	$825,644,995	$151,205,646	$222,384,528
Accumulated undistributed net investment income (loss)	(2)	2,484,204	18,629,508	10,462	3,038,832
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	51,425,440	29,510,625	59,194,539	18,147,078	28,118,999
Unrealized appreciation (depreciation) on investments	101,878,379	110,764,688	122,228,607	34,504,538	31,509,477
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	(5,606)	(16,406)	(4,407)	(4,407)
Unrealized foreign exchange gain (loss) on other assets and liabilities	(904)	(1)	143,496	(25)	(68)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$441,367,515	$526,882,975	$1,025,824,739	$203,863,292	$285,047,361
Class 1 (unlimited shares authorized):
Net assets	$357,119,951	$475,135,048	$979,942,214	$166,759,266	$238,923,789
Shares of beneficial interest issued and outstanding	14,404,939	34,711,400	56,629,588	9,759,278	13,204,631
Net asset value, offering and redemption price per share	$24.79	$13.69	$17.30	$17.09	$18.09
Class 2 (unlimited shares authorized):
Net assets	$45,159,592	$33,597,040	$29,795,127	$22,024,472	$27,352,314
Shares of beneficial interest issued and outstanding	1,863,634	2,500,690	1,723,456	1,340,237	1,515,562
Net asset value, offering and redemption price per share	$24.23	$13.44	$17.29	$16.43	$18.05
Class 3 (unlimited shares authorized):
Net assets	$39,087,972	$18,150,887	$16,087,398	$15,079,554	$18,771,258
Shares of beneficial interest issued and outstanding	1,635,691	1,363,977	931,097	938,337	1,042,073
Net asset value, offering and redemption price per share	$23.90	$13.31	$17.28	$16.07	$18.01

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2017

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	SA Columbia Focused Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$295,136,678	$660,677,883	$1,258,353,163	$581,451,887	$128,254,140
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	1,928,000	710,000	39,178,000	37,145,000	3,408,000
Total investments	297,064,678	661,387,883	1,297,531,163	618,596,887	131,662,140
Cash	662,171	408,730	472,958	2,682	496
Foreign cash*	—	2,169,706	882,649	62,429,999	—
Due from broker	325,044	1,260,000	152,097	—	—
Receivable for:
Fund shares sold	392,957	136,091	412,041	11,220,749	4,530
Dividends and interest	239,305	3,872,034	6,694,595	1,700,199	97,805
Investments sold	2,117,261	1,540,842	3,476,518	—	1,334,641
Investments sold on an extended settlement basis	—	—	9,092,729	—	—
Receipts on swap contracts	—	—	6,876	—	—
Prepaid expenses and other assets	8,947	9,508	10,759	8,825	7,949
Due from investment adviser for expense reimbursements/fee waivers	—	22,919	—	28,301	34,558
Variation margin on futures contracts	8,990	—	137,315	4,962	—
Unrealized appreciation on forward foreign currency contracts	—	—	512,838	3,008,227	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	300,819,353	670,807,713	1,319,382,538	697,000,831	133,142,119
LIABILITIES:
Payable for:
Fund shares redeemed	207,845	867,725	1,501,544	479,940	537,345
Investments purchased	2,906,338	465,715	2,969,973	—	686,273
Investments purchased on an extended settlement basis	—	—	140,248,677	—	—
Payments on swap contracts	—	—	5,072	—	—
Investment advisory and management fees	216,094	518,873	611,537	332,539	111,477
Service fees — Class 2	2,377	2,637	3,583	—	3,230
Service fees — Class 3	2,642	3,636	3,541	86,405	4,417
Transfer agent fees and expenses	5	7	6	8	6
Trustees' fees and expenses	11	446	836	70	187
Other accrued expenses	99,033	179,205	254,784	131,538	61,029
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on future contracts	—	11,340	105,922	44,016	—
Due to broker	—	—	—	13	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	336,351	1,681,903	—
Swap premiums received	—	—	111,669	—	—
Unrealized depreciation on swap contracts	—	—	38,650	—	—
Commitments (Note 13)	—	—	99,850	—	—
Total liabilities	3,434,345	2,049,584	146,291,995	2,756,432	1,403,964
NET ASSETS	$297,385,008	$668,758,129	$1,173,090,543	$694,244,399	$131,738,155
* Cost
Investments (unaffiliated)	$243,237,667	$626,343,535	$1,249,555,737	$600,003,058	$114,391,273
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$2,154,303	$876,242	$61,127,270	$—
@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2017

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	SA Columbia Focused Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$222,350,328	$706,508,941	$1,149,397,406	$705,407,742	$120,494,104
Accumulated undistributed net investment income (loss)	935,317	12,107,965	22,501,230	12,691,211	(109,375)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	22,152,513	(84,117,639)	(8,013,472)	(7,813,421)	(2,506,303)
Unrealized appreciation (depreciation) on investments	51,899,011	34,334,348	8,797,426	(18,551,171)	13,862,867
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	47,839	22,318	224,602	(115,174)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(97,804)	183,351	2,625,212	(3,138)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$297,385,008	$668,758,129	$1,173,090,543	$694,244,399	$131,738,155
Class 1 (unlimited shares authorized):
Net assets	$266,149,202	$630,997,293	$1,128,112,235	$275,808,011	$85,649,264
Shares of beneficial interest issued and outstanding	18,904,598	74,252,528	96,755,770	28,316,584	9,728,719
Net asset value, offering and redemption price per share	$14.08	$8.50	$11.66	$9.74	$8.80
Class 2 (unlimited shares authorized):
Net assets	$18,707,978	$20,693,380	$28,135,530	$—	$25,367,002
Shares of beneficial interest issued and outstanding	1,360,694	2,430,779	2,415,986	—	3,008,775
Net asset value, offering and redemption price per share	$13.75	$8.51	$11.65	$—	$8.43
Class 3 (unlimited shares authorized):
Net assets	$12,527,828	$17,067,456	$16,842,778	$418,436,388	$20,721,889
Shares of beneficial interest issued and outstanding	924,649	2,011,784	1,454,190	43,300,948	2,521,572
Net asset value, offering and redemption price per share	$13.55	$8.48	$11.58	$9.66	$8.22

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2017

	SA Columbia Focused Value Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
ASSETS:
Investments at value (unaffiliated)*	$356,246,766	$—	$—	$—	$—
Investments at value (affiliated)*	—	93,417,495	516,337,362	324,259,339	241,040,109
Repurchase agreements (cost approximates value)	3,978,000	—	—	—	—
Total investments	360,224,766	93,417,495	516,337,362	324,259,339	241,040,109
Cash	476	—	—	—	—
Foreign cash*	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	137,427	209,752	228,052	159,748	327,428
Dividends and interest	298,318	—	—	—	—
Investments sold	—	—	—	—	—
Investments sold on an extended settlement basis	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	12,206	7,586	7,772	7,688	7,657
Due from investment adviser for expense reimbursements/fee waivers	97,767	787	4,394	2,752	2,066
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	360,770,960	93,635,620	516,577,580	324,429,527	241,377,260
LIABILITIES:
Payable for:
Fund shares redeemed	415,846	174,039	91,008	136,482	12,546
Investments purchased	—	35,714	137,043	23,266	314,881
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	306,307	7,872	43,944	27,521	20,660
Service fees — Class 2	1,906	—	—	—	—
Service fees — Class 3	2,440	19,658	109,838	68,781	51,628
Transfer agent fees and expenses	6	3	3	3	3
Trustees' fees and expenses	51	36	270	168	155
Other accrued expenses	88,384	42,041	86,569	66,444	58,004
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on future contracts	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Commitments (Note 13)	—	—	—	—	—
Total liabilities	814,940	279,363	468,675	322,665	457,877
NET ASSETS	$359,956,020	$93,356,257	$516,108,905	$324,106,862	$240,919,383
* Cost
Investments (unaffiliated)	$302,126,996	$—	$—	$—	$—
Investments (affiliated)	$—	$87,444,814	$481,651,284	$305,515,458	$231,234,122
Foreign cash	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2017

	SA Columbia Focused Value Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$291,961,550	$86,667,882	$465,788,452	$299,650,657	$221,559,392
Accumulated undistributed net investment income (loss)	4,941,218	1,108,165	7,251,203	4,669,613	3,729,541
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	8,933,482	(392,471)	8,383,172	1,042,711	5,824,463
Unrealized appreciation (depreciation) on investments	54,119,770	5,972,681	34,686,078	18,743,881	9,805,987
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$359,956,020	$93,356,257	$516,108,905	$324,106,862	$240,919,383
Class 1 (unlimited shares authorized):
Net assets	$333,901,284	$106,249	$105,022	$104,222	$102,850
Shares of beneficial interest issued and outstanding	17,735,470	7,930	9,346	9,375	9,607
Net asset value, offering and redemption price per share	$18.83	$13.40	$11.24	$11.12	$10.71
Class 2 (unlimited shares authorized):
Net assets	$14,687,044	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	781,033	—	—	—	—
Net asset value, offering and redemption price per share	$18.80	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$11,367,692	$93,250,008	$516,003,883	$324,002,640	$240,816,533
Shares of beneficial interest issued and outstanding	605,999	6,969,140	45,978,064	29,183,365	22,524,039
Net asset value, offering and redemption price per share	$18.76	$13.38	$11.22	$11.10	$10.69

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

For the Year Ended March 31, 2017

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$479,834	$648,317	$247,158	$103,911	$2,129,043
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	470,105	1,286,038	1,524,842	1,549,908	902,563
Total investment income*	949,939	1,934,355	1,772,000	1,653,819	3,031,606
Expenses:
Investment advisory and management fees	489,415	790,283	544,188	421,062	1,053,065
Service Fees:
Class 2	28,907	64,884	54,546	44,709	87,657
Class 3	64,426	99,415	54,075	45,725	122,478
Transfer agent fees and expenses	694	694	694	835	3,277
Custodian and accounting fees	90,720	103,732	84,016	82,407	216,553
Reports to shareholders	5,560	9,420	6,925	5,809	11,788
Audit and tax fees	51,830	51,830	51,645	51,645	76,688
Legal fees	6,477	6,873	6,592	6,683	13,408
Trustees' fees and expenses	1,481	2,408	1,767	1,447	3,316
Interest expense	366	200	319	45	37
Other expenses	24,407	25,485	19,255	18,726	28,905
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	764,283	1,155,224	824,022	679,093	1,617,172
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—	—	—	(123,890)
Fees paid indirectly (Note 5)	(1,277)	(1,325)	(472)	(187)	(2,609)
Net expenses	763,006	1,153,899	823,550	678,906	1,490,673
Net investment income (loss)	186,933	780,456	948,450	974,913	1,540,933
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,669,270	4,174,766	1,556,175	853,453	10,551,657
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	95,910	211,977	128,860	3,949	71,249
Net realized foreign exchange gain (loss) on other assets and liabilities	(37,990)	(89,470)	(102,008)	(85,877)	(135,659)
Net realized gain (loss) on investments and foreign currencies	3,727,190	4,297,273	1,583,027	771,525	10,487,247
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	2,041,501	3,715,897	1,202,297	523,063	3,332,738
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts, swap contracts and securities sold short	2,650	16,481	23,157	43,253	597,710
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	14,653	58,372	74,714	68,297	(41,436)
Change in acrrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(451)
Net unrealized gain (loss) on investments and foreign currencies	2,058,804	3,790,750	1,300,168	634,613	3,888,561
Net realized and unrealized gain (loss) on investments and foreign currencies	5,785,994	8,088,023	2,883,195	1,406,138	14,375,808
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,972,927	$8,868,479	$3,831,645	$2,381,051	$15,916,741
* Net of foreign withholding taxes on interest and dividends of	$221	$475	$498	$497	$58,617
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$3,016

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2017

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
Investment Income:
Dividends (unaffiliated)	$3,697,240	$6,557,554	$25,939,270	$1,792,146	$5,893,126
Dividends (affiliated)	—	—	50,349	—	2,188
Interest (unaffiliated)	20,052	154,927	21,065	4,500	6,160
Total investment income*	3,717,292	6,712,481	26,010,684	1,796,646	5,901,474
Expenses:
Investment advisory and management fees	3,717,008	3,792,760	7,553,424	1,723,337	2,585,825
Service Fees:
Class 2	69,901	50,536	44,253	32,729	40,850
Class 3	101,203	184,000	176,602	65,449	72,348
Transfer agent fees and expenses	3,612	2,244	2,055	2,584	2,730
Custodian and accounting fees	63,238	64,437	138,017	51,554	72,524
Reports to shareholders	43,629	52,388	123,053	19,461	32,385
Audit and tax fees	39,063	39,092	39,271	39,282	39,966
Legal fees	9,813	9,654	22,174	6,985	11,684
Trustees' fees and expenses	12,221	13,430	27,542	5,520	8,216
Interest expense	—	539	3,185	277	1,806
Other expenses	23,005	31,884	45,821	50,006	56,396
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	4,082,693	4,240,964	8,175,397	1,997,184	2,924,730
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—	—	—	—
Fees paid indirectly (Note 5)	(2,069)	(5,199)	(668)	(329)	(14,480)
Net expenses	4,080,624	4,235,765	8,174,729	1,996,855	2,910,250
Net investment income (loss)	(363,332)	2,476,716	17,835,955	(200,209)	2,991,224
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	52,685,767	30,569,627	65,465,492	19,068,914	31,068,062
Net realized gain (loss) on investments (affiliated)**	—	—	258,479	—	20,092
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	197,504	181,604	136,567	136,567
Net realized foreign exchange gain (loss) on other assets and liabilities	234	—	517,138	2,421	1,997
Net realized gain (loss) on investments and foreign currencies	52,686,001	30,767,131	66,422,713	19,207,902	31,226,718
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	24,036,932	30,635,012	86,394,431	9,159,512	16,228,387
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	78,900	—	29,054
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts, swap contracts and securities sold short	—	(38,086)	(30,586)	(22,060)	(22,060)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(295)	(2)	329,998	(104)	(133)
Change in acrrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	24,036,637	30,596,924	86,772,743	9,137,348	16,235,248
Net realized and unrealized gain (loss) on investments and foreign currencies	76,722,638	61,364,055	153,195,456	28,345,250	47,461,966
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,359,306	$63,840,771	$171,031,411	$28,145,041	$50,453,190
* Net of foreign withholding taxes on interest and dividends of	$8,136	$—	$122,286	$3,348	$13,386
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2017

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	SA Columbia Focused Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$3,753,243	$20,817,576	$32,687	$20	$577,635
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	9,777	13,333	33,484,748	9,464,105	359
Total investment income*	3,763,020	20,830,909	33,517,435	9,464,125	577,994
Expenses:
Investment advisory and management fees	2,695,660	6,475,272	7,402,690	3,564,424	1,583,510
Service Fees:
Class 2	27,787	31,397	46,932	—	37,902
Class 3	62,463	203,428	386,509	1,038,268	64,865
Transfer agent fees and expenses	2,055	2,500	2,399	2,821	2,245
Custodian and accounting fees	89,789	211,451	305,652	93,834	27,162
Reports to shareholders	46,293	77,964	124,770	83,258	16,749
Audit and tax fees	39,970	72,653	54,885	51,400	34,966
Legal fees	13,288	45,029	21,835	14,916	7,656
Trustees' fees and expenses	8,640	19,768	33,490	16,016	4,669
Interest expense	1,143	8,339	121	399	—
Other expenses	38,370	56,303	38,076	23,579	19,715
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	3,025,458	7,204,104	8,417,359	4,888,915	1,799,439
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(287,072)	—	(130,721)	(490,889)
Fees paid indirectly (Note 5)	(3,339)	(11,552)	—	—	(13,625)
Net expenses	3,022,119	6,905,480	8,417,359	4,758,194	1,294,925
Net investment income (loss)	740,901	13,925,429	25,100,076	4,705,931	(716,931)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	24,933,620	(12,465,931)	7,597,043	(4,433,278)	(1,257,804)
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	823,347	1,202,490	326,849	1,383,316	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(201,429)	(1,251,646)	13,556,165	—
Net realized gain (loss) on investments and foreign currencies	25,756,967	(11,464,870)	6,672,246	10,506,203	(1,257,804)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	32,690,622	68,545,138	(15,896,976)	(10,528,190)	30,698,125
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts, swap contracts and securities sold short	(31,014)	(140,270)	457,614	(115,174)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(170,147)	830,441	6,610,473	(956)
Change in acrrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	32,659,608	68,234,721	(14,608,921)	(4,032,891)	30,697,169
Net realized and unrealized gain (loss) on investments and foreign currencies	58,416,575	56,769,851	(7,936,675)	6,473,312	29,439,365
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,157,476	$70,695,280	$17,163,401	$11,179,243	$28,722,434
* Net of foreign withholding taxes on interest and dividends of	$7,863	$1,874,775	$4,953	$—	$4,657
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2017

	SA Columbia Focused Value Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
Investment Income:
Dividends (unaffiliated)	$7,622,786	$—	$—	$—	$—
Dividends (affiliated)	—	1,322,489	7,874,052	4,941,702	3,774,022
Interest (unaffiliated)	1,852	—	—	—	—
Total investment income*	7,624,638	1,322,489	7,874,052	4,941,702	3,774,022
Expenses:
Investment advisory and management fees	3,636,398	89,821	516,488	323,850	249,960
Service Fees:
Class 2	21,441	—	—	—	—
Class 3	44,621	150,152	867,008	547,235	416,541
Transfer agent fees and expenses	2,216	1,055	1,041	1,025	1,040
Custodian and accounting fees	35,960	11,950	11,957	11,963	11,961
Reports to shareholders	46,329	10,153	59,248	37,317	28,682
Audit and tax fees	34,929	26,326	26,326	26,326	26,326
Legal fees	9,917	9,794	19,955	15,291	13,316
Trustees' fees and expenses	9,836	2,369	13,866	8,735	6,767
Interest expense	—	—	—	—	—
Other expenses	18,859	10,733	13,908	14,918	9,546
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	3,860,506	312,353	1,529,797	986,660	764,139
Fees waived and expenses reimbursed by investment advisor (Note 3)	(1,159,939)	(8,981)	(51,649)	(32,385)	(24,996)
Fees paid indirectly (Note 5)	(17,146)	—	—	—	—
Net expenses	2,683,421	303,372	1,478,148	954,275	739,143
Net investment income (loss)	4,941,217	1,019,117	6,395,904	3,987,427	3,034,879
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	9,018,963	—	—	—	—
Net realized gain (loss) on investments (affiliated)**	—	3,516,401	20,149,132	7,246,157	6,444,174
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	1,884,796	9,545,840	5,470,134	3,489,703
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	9,018,963	5,401,197	29,694,972	12,716,291	9,933,877
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	66,780,705	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	3,537,631	13,343,001	11,052,691	4,305,340
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts, swap contracts and securities sold short	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Change in acrrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	66,780,705	3,537,631	13,343,001	11,052,691	4,305,340
Net realized and unrealized gain (loss) on investments and foreign currencies	75,799,668	8,938,828	43,037,973	23,768,982	14,239,217
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,740,885	$9,957,945	$49,433,877	$27,756,409	$17,274,096
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2017	For the year ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$186,933	$249,183	$780,456	$960,433	$948,450	$1,235,122
Net realized gain (loss) on investments and foreign currencies	3,727,190	3,409,491	4,297,273	6,420,150	1,583,027	2,591,045
Net unrealized gain (loss) on investments and foreign currencies	2,058,804	(5,813,709)	3,790,750	(10,413,853)	1,300,168	(4,493,722)
Net increase (decrease) in net assets resulting from operations	5,972,927	(2,155,035)	8,868,479	(3,033,270)	3,831,645	(667,555)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(57,631)	(76,135)	(111,763)	(153,179)	(147,904)	(214,682)
Net investment income — Class 2	(82,402)	(101,473)	(425,650)	(570,968)	(519,239)	(782,126)
Net investment income — Class 3	(67,146)	(96,646)	(320,410)	(406,431)	(248,351)	(415,401)
Net realized gain on investments — Class 1	(641,365)	(1,717,725)	(706,846)	(1,581,001)	(379,071)	(1,037,953)
Net realized gain on investments — Class 2	(1,274,084)	(3,074,786)	(3,153,165)	(6,716,357)	(1,487,994)	(4,108,047)
Net realized gain on investments — Class 3	(1,621,165)	(4,258,366)	(2,917,111)	(6,135,987)	(861,874)	(2,583,431)
Total distributions to shareholders	(3,743,793)	(9,325,131)	(7,634,945)	(15,563,923)	(3,644,433)	(9,141,640)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,861,713)	(1,826,870)	(7,116,385)	(23,076,160)	(6,296,302)	(21,758,371)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,632,579)	(13,307,036)	(5,882,851)	(41,673,353)	(6,109,090)	(31,567,566)
NET ASSETS:
Beginning of period	58,261,168	71,568,204	96,233,061	137,906,414	70,676,993	102,244,559
End of period†	$55,628,589	$58,261,168	$90,350,210	$96,233,061	$64,567,903	$70,676,993
† Includes accumulated undistributed net investment income (loss)	$174,124	$205,426	$687,202	$827,061	$920,537	$923,205

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2017	For the year ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$974,913	$1,291,861	$1,540,933	$1,814,844	$(363,332)	$(1,082,728)
Net realized gain (loss) on investments and foreign currencies	771,525	888,663	10,487,247	10,612,661	52,686,001	42,303,175
Net unrealized gain (loss) on investments and foreign currencies	634,613	(2,439,896)	3,888,561	(19,254,477)	24,036,637	(47,052,900)
Net increase (decrease) in net assets resulting from operations	2,381,051	(259,372)	15,916,741	(6,826,972)	76,359,306	(5,832,453)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(131,767)	(166,509)	(150,628)	(603,961)	—	—
Net investment income — Class 2	(531,779)	(688,623)	(440,144)	(1,962,557)	—	—
Net investment income — Class 3	(282,330)	(394,848)	(303,199)	(1,614,810)	—	—
Net realized gain on investments — Class 1	(136,688)	(489,233)	(1,412,639)	(1,972,435)	(33,926,523)	(27,443,745)
Net realized gain on investments — Class 2	(603,214)	(2,184,962)	(5,041,395)	(6,760,536)	(4,728,985)	(3,603,791)
Net realized gain on investments — Class 3	(367,956)	(1,431,258)	(4,152,562)	(5,787,933)	(4,073,286)	(3,241,802)
Total distributions to shareholders	(2,053,734)	(5,355,433)	(11,500,567)	(18,702,232)	(42,728,794)	(34,289,338)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(5,804,210)	(18,352,189)	(10,862,142)	(5,813)	(69,466,367)	28,910,730
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,476,893)	(23,966,994)	(6,445,968)	(25,535,017)	(35,835,855)	(11,211,061)
NET ASSETS:
Beginning of period	58,339,880	82,306,874	129,071,286	154,606,303	477,203,370	488,414,431
End of period†	$52,862,987	$58,339,880	$122,625,318	$129,071,286	$441,367,515	$477,203,370
† Includes accumulated undistributed net investment income (loss)	$910,498	$967,157	$1,978,117	$1,088,052	$(2)	$(181,077)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Value		Mid Cap Growth
	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2017	For the year ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,476,716	$1,893,942	$17,835,955	$17,194,556	$(200,209)	$(348,260)
Net realized gain (loss) on investments and foreign currencies	30,767,131	14,967,012	66,422,713	35,578,324	19,207,902	9,916,343
Net unrealized gain (loss) on investments and foreign currencies	30,596,924	(19,388,343)	86,772,743	(82,631,667)	9,137,348	(26,717,335)
Net increase (decrease) in net assets resulting from operations	63,840,771	(2,527,389)	171,031,411	(29,858,787)	28,145,041	(17,149,252)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,921,859)	(1,272,811)	(16,003,628)	(10,426,855)	—	—
Net investment income — Class 2	(93,478)	(137,762)	(431,512)	(361,829)	—	—
Net investment income — Class 3	(34,736)	(675,291)	(228,625)	(1,666,122)	—	—
Net realized gain on investments — Class 1	(13,587,091)	(22,304,836)	(31,213,239)	(39,921,882)	(8,295,756)	(8,223,992)
Net realized gain on investments — Class 2	(1,008,538)	(3,493,704)	(922,331)	(1,606,628)	(1,140,967)	(1,485,218)
Net realized gain on investments — Class 3	(560,219)	(20,669,368)	(524,754)	(8,988,200)	(811,154)	(4,393,643)
Total distributions to shareholders	(17,205,921)	(48,553,772)	(49,324,089)	(62,971,516)	(10,247,877)	(14,102,853)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	1,149,086	76,675,942	(52,285,920)	68,454,598	(35,514,911)	30,343,137
TOTAL INCREASE (DECREASE) IN NET ASSETS	47,783,936	25,594,781	69,421,402	(24,375,705)	(17,617,747)	(908,968)
NET ASSETS:
Beginning of period	479,099,039	453,504,258	956,403,337	980,779,042	221,481,039	222,390,007
End of period†	$526,882,975	$479,099,039	$1,025,824,739	$956,403,337	$203,863,292	$221,481,039
† Includes accumulated undistributed net investment income (loss)	$2,484,204	$2,057,561	$18,629,508	$16,940,158	$10,462	$(5,681)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Value		Small Cap		International Equity
	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2017	For the year ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,991,224	$3,148,894	$740,901	$609,936	$13,925,429	$11,264,801
Net realized gain (loss) on investments and foreign currencies	31,226,718	4,612,804	25,756,967	4,071,954	(11,464,870)	(11,282,390)
Net unrealized gain (loss) on investments and foreign currencies	16,235,248	(30,228,309)	32,659,608	(26,202,759)	68,234,721	(75,408,082)
Net increase (decrease) in net assets resulting from operations	50,453,190	(22,466,611)	59,157,476	(21,520,869)	70,695,280	(75,425,671)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(2,754,064)	(1,377,801)	(597,387)	(708,035)	(12,419,142)	(6,074,171)
Net investment income — Class 2	(249,178)	(117,685)	(12,439)	(37,291)	(344,358)	(265,717)
Net investment income — Class 3	(151,822)	(189,523)	—	—	(275,577)	(2,505,468)
Net realized gain on investments — Class 1	(4,750,917)	(39,558,389)	(4,213,868)	(13,558,703)	—	—
Net realized gain on investments — Class 2	(502,562)	(4,702,201)	(281,993)	(1,419,975)	—	—
Net realized gain on investments — Class 3	(351,318)	(10,276,593)	(193,211)	(3,973,748)	—	—
Total distributions to shareholders	(8,759,861)	(56,222,192)	(5,298,898)	(19,697,752)	(13,039,077)	(8,845,356)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(68,641,891)	48,662,594	(69,628,102)	97,811,846	(142,652,165)	121,746,995
TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,948,562)	(30,026,209)	(15,769,524)	56,593,225	(84,995,962)	37,475,968
NET ASSETS:
Beginning of period	311,995,923	342,022,132	313,154,532	256,561,307	753,754,091	716,278,123
End of period†	$285,047,361	$311,995,923	$297,385,008	$313,154,532	$668,758,129	$753,754,091
† Includes accumulated undistributed net investment income (loss)	$3,038,832	$3,144,964	$935,317	$573,011	$12,107,965	$10,474,412

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Diversified Fixed Income		Real Return		SA Columbia Focused Growth
	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2017	For the year ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$25,100,076	$22,372,662	$4,705,931	$(215,798)	$(716,931)	$(940,275)
Net realized gain (loss) on investments and foreign currencies	6,672,246	(3,837,906)	10,506,203	(4,905,041)	(1,257,804)	18,634,757
Net unrealized gain (loss) on investments and foreign currencies	(14,608,921)	(4,142,594)	(4,032,891)	4,898,088	30,697,169	(40,302,103)
Net increase (decrease) in net assets resulting from operations	17,163,401	14,392,162	11,179,243	(222,751)	28,722,434	(22,607,621)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(13,333,880)	(14,449,739)	—	(6,524,327)	—	—
Net investment income — Class 2	(311,624)	(592,495)	—	—	—	—
Net investment income — Class 3	(169,802)	(7,913,570)	—	(17,083,216)	—	—
Net realized gain on investments — Class 1	(8,744,847)	(5,010,064)	—	—	(12,640,920)	(12,385,264)
Net realized gain on investments — Class 2	(232,898)	(226,267)	—	—	(3,422,901)	(2,909,028)
Net realized gain on investments — Class 3	(139,402)	(3,122,581)	—	—	(2,879,159)	(4,223,892)
Total distributions to shareholders	(22,932,453)	(31,314,716)	—	(23,607,543)	(18,942,980)	(19,518,184)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(43,975,265)	158,095,411	86,479,071	(68,578,496)	(83,551,322)	68,598,372
TOTAL INCREASE (DECREASE) IN NET ASSETS	(49,744,317)	141,172,857	97,658,314	(92,408,790)	(73,771,868)	26,472,567
NET ASSETS:
Beginning of period	1,222,834,860	1,081,662,003	596,586,085	688,994,875	205,510,023	179,037,456
End of period†	$1,173,090,543	$1,222,834,860	$694,244,399	$596,586,085	$131,738,155	$205,510,023
† Includes accumulated undistributed net investment income (loss)	$22,501,230	$14,057,319	$12,691,211	$(5,858,717)	$(109,375)	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Columbia Focused Value		Allocation Growth		Allocation Moderate Growth
	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2017	For the year ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,941,217	$4,578,802	$1,019,117	$726,514	$6,395,904	$5,199,658
Net realized gain (loss) on investments and foreign currencies	9,018,963	33,605,724	5,401,197	16,453,274	29,694,972	76,101,933
Net unrealized gain (loss) on investments and foreign currencies	66,780,705	(53,926,796)	3,537,631	(22,341,122)	13,343,001	(103,748,466)
Net increase (decrease) in net assets resulting from operations	80,740,885	(15,742,270)	9,957,945	(5,161,334)	49,433,877	(22,446,875)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(4,300,446)	(2,795,890)	—	—	—	—
Net investment income — Class 2	(157,766)	(120,419)	—	—	—	—
Net investment income — Class 3	(120,628)	(211,679)	(1,524,052)	(1,393,950)	(9,027,944)	(7,563,752)
Net realized gain on investments — Class 1	(31,269,897)	(2,595,028)	—	—	—	—
Net realized gain on investments — Class 2	(1,287,162)	(136,763)	—	—	—	—
Net realized gain on investments — Class 3	(1,068,214)	(282,281)	(2,089,038)	—	(68,945,877)	(43,890,397)
Total distributions to shareholders	(38,204,113)	(6,142,060)	(3,613,090)	(1,393,950)	(77,973,821)	(51,454,149)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(13,595,730)	24,557,664	(5,240,008)	(11,962,635)	21,322,483	(8,005,359)
TOTAL INCREASE (DECREASE) IN NET ASSETS	28,941,042	2,673,334	1,104,847	(18,517,919)	(7,217,461)	(81,906,383)
NET ASSETS:
Beginning of period	331,014,978	328,341,644	92,251,410	110,769,329	523,326,366	605,232,749
End of period†	$359,956,020	$331,014,978	$93,356,257	$92,251,410	$516,108,905	$523,326,366
† Includes accumulated undistributed net investment income (loss)	$4,941,218	$4,578,884	$1,108,165	$1,524,052	$7,251,203	$9,027,943

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate		Allocation Balanced
	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2017	For the year ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,987,427	$3,566,249	$3,034,879	$3,242,929
Net realized gain (loss) on investments and foreign currencies	12,716,291	41,189,516	9,933,877	27,912,018
Net unrealized gain (loss) on investments and foreign currencies	11,052,691	(56,411,240)	4,305,340	(37,157,371)
Net increase (decrease) in net assets resulting from operations	27,756,409	(11,655,475)	17,274,096	(6,002,424)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—
Net investment income — Class 2	—	—	—	—
Net investment income — Class 3	(5,699,000)	(4,404,705)	(4,597,839)	(3,490,952)
Net realized gain on investments — Class 1	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—
Net realized gain on investments — Class 3	(33,441,168)	(23,424,981)	(22,831,891)	(17,983,880)
Total distributions to shareholders	(39,140,168)	(27,829,686)	(27,429,730)	(21,474,832)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	12,309,128	(11,318,833)	(5,530,317)	(14,976,875)
TOTAL INCREASE (DECREASE) IN NET ASSETS	925,369	(50,803,994)	(15,685,951)	(42,454,131)
NET ASSETS:
Beginning of period	323,181,493	373,985,487	256,605,334	299,059,465
End of period†	$324,106,862	$323,181,493	$240,919,383	$256,605,334
† Includes accumulated undistributed net investment income (loss)	$4,669,613	$5,699,000	$3,729,541	$4,597,839

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIALS STATEMENTS

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. The Trust consists of 20 separate series or portfolios (each, a "Portfolio," and collectively, the "Portfolios"). Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they are offered through the Variable Contracts issued by life insurance companies affiliated with the Trust's adviser, SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"). SAAMCo and the life companies are indirect wholly-owned subsidiaries of American International Group, Inc., a Delaware corporation ("AIG"). SAAMCo serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company ("AGL"), a Texas life insurer, The Variable Annuity Life Insurance Company ("VALIC"), a Texas life insurer and The United States Life Insurance Company in The City of New York ("USL"), a New York life insurer. AGL, VALIC and USL are wholly-owned subsidiaries of AIG. Each of the life insurance companies listed above are collectively referred to as the "Life Companies."

Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Fourteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its principal investment strategy by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment goal for each Portfolio is as follows:

Seasons Strategies Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

Seasons Focused Portfolios

The SA Columbia Focused Growth Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of growth criteria. The Portfolio invests primarily in common stock of large-cap companies.

The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in common stock of large-cap companies.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act").

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among two or three distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). As of March 31, 2017, the three Managers of the Multi-Managed Seasons Portfolios are J.P.Morgan Investment Management, Inc. ("J.P.Morgan"), Janus Capital Management LLC ("Janus"), and Wellington Management Company LLP ("WMC"). Each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below:

Portfolio	Small Cap Growth component J.P.Morgan	Growth component Janus	Fixed Income component WMC
Multi-Managed Growth	20%	54%	26%
Multi-Managed Moderate Growth	18	40.6	41.4
Multi-Managed Income/Equity	N/A	32	68
Multi-Managed Income	N/A	16.5	83.5

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except Real Return Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to a professional Manager that actively selects a limited number of stocks that represent its best ideas. This "Focused" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees (the "Board"), that a different allocation of assets would be in the best interest of the Portfolio and its shareholders.

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio's assets and liabilities classified in the fair value hierarchy as of March 31, 2017, is reported on a schedule following each Portfolio's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter ("OTC") market are valued based at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps ("swaptions") and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Large Cap Value, Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, Diversified Fixed Income and Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Futures: During the period, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Diversified Fixed Income and Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Options: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolio used option contracts to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Transactions in options written during the year ended March 31, 2017, are summarized as follows:

	Written Options
	Asset Allocation: Diversified Growth Portfolio
	Number of Contracts	Premiums Received
Options outstanding as of March 31, 2016	—	$—
Options written	68,002	24,795
Options terminated in closing purchase transactions	(47,384)	(14,385)
Options exercised	—	—
Options expired	(20,614)	(9,012)
Options outstanding as of March 31, 2017	4	$1,398

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Equity Swap Agreements: During the period, the Asset Allocation: Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Diversified Fixed Income and Real Return Portfolios used interest rate swap agreements, including cross-currency swaps, to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio's financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of March 31, 2017, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended March 31, 2017. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2017, please refer to a schedule following each Portfolio's Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Foreign Exchange Contracts(4)	Options Purchased(3)	Total
Multi-Managed Growth Portfolio	$2,799	$2,430	$—	$775	$—	$—	$—	$10,246	$—	$16,250
Multi-Managed Moderate Growth Portfolio	9,803	6,480	—	930	—	—	—	32,145	—	49,358
Multi-Managed Income/Equity Portfolio	9,631	7,776	—	—	—	—	—	38,118	—	55,525
Multi-Managed Income Portfolio	12,172	20,943	—	—	—	—	—	37,342	—	70,457
Asset Allocation: Diversified Growth Portfolio	14,672	—	—	21,945	—	12	—	84,726	—	121,355
Large Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Large Cap Value Portfolio	—	—	—	—	—	—	—	177,826	—	177,826
Mid Cap Growth Portfolio	—	—	—	80	—	—	—	—	—	80
Mid Cap Value Portfolio	—	—	—	80	—	—	—	—	—	80
Small Cap Portfolio	—	—	—	8,990	—	—	—	—	—	8,990
International Equity Portfolio	—	—	—	—	—	—	—	—	—	—
Diversified Fixed Income Portfolio	137,315	—	—	—	—	—	—	512,838	—	650,153
Real Return Portfolio	4,962	—	—	—	—	—	—	3,008,227	—	3,013,189

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Swap Contracts(5)	Foreign Exchange Contracts(7)	Options Written(6)	Total
Multi-Managed Growth Portfolio	$3,313	$756	$—	$—	$—	$—	$—	$16,948	$—	$21,017
Multi-Managed Moderate Growth Portfolio	11,453	2,073	—	—	—	—	—	39,989	—	53,515
Multi-Managed Income/Equity Portfolio	11,563	2,418	—	—	—	—	—	48,008	—	61,989
Multi-Managed Income Portfolio	13,141	2,418	—	—	—	—	—	48,192	—	63,751
Asset Allocation: Diversified Growth Portfolio	22,711	—	—	13,377	105,190	4	—	8,169	—	149,451
Large Cap Growth Portfolio	—	—	—	1,900	—	—	—	—	—	1,900
Large Cap Value Portfolio	—	—	—	3,300	—	—	—	34,042	—	37,342
Mid Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Mid Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—
Small Cap Portfolio	—	—	—	—	—	—	—	—	—	—
International Equity Portfolio	—	—	—	11,340	—	—	—	—	—	11,340
Diversified Fixed Income Portfolio	105,922	31,916	—	—	—	—	6,734	336,351	—	480,923
Real Return Portfolio	44,016	—	—	—	—	—	—	1,681,903	—	1,725,919

Statement of Assets and Liabilities Location:

(1)  Variation margin on futures contracts

(2)  Unrealized appreciation on swap contracts

(3)  Investments, at value

(4)  Unrealized appreciation on forward foreign currency contracts

(5)  Unrealized depreciation on swap contracts

(6)  Call and put options written, at value

(7)  Unrealized depreciation on forward foreign currency contracts

(8)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio's Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
Multi-Managed Growth Portfolio	$6,059
Multi-Managed Moderate Growth Portfolio	11,449
Multi-Managed Income/Equity Portfolio	(4,650)
Multi-Managed Income Portfolio	12,846
Asset Allocation: Diversified Growth Portfolio	78,692
Large Cap Growth Portfolio	(5,606)
Large Cap Value Portfolio	(16,406)

Portfolio	Cumulative Appreciation (Depreciation)
Mid Cap Growth Portfolio	$(4,407)
Mid Cap Value Portfolio	(4,407)
Small Cap Portfolio	47,839
International Equity Portfolio	22,318
Diversified Fixed Income Portfolio	263,252
Real Return Portfolio	(115,174)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(1)	Options*	Futures Contracts(1)	Swap Contracts(1)	Options*	Swap Contracts(1)	Foreign Exchange Contracts(2)	Options*	Total
Multi-Managed Growth Portfolio	$31,314	$10,462	$(22)	$55,584	$—	$—	$(1,772)	$(37,109)	$(1,328)	$57,129
Multi-Managed Moderate Growth Portfolio	85,739	29,935	(61)	100,268	—	—	(4,832)	(93,227)	(3,513)	114,309
Multi-Managed Income/Equity Portfolio	96,213	37,218	(73)	—	—	—	(5,595)	(109,632)	(4,042)	14,089
Multi-Managed Income Portfolio	(12,246)	20,764	(73)	—	—	—	(5,595)	(87,860)	(4,245)	(89,255)
Asset Allocation: Diversified Growth Portfolio	11,751	—	—	441,148	(396,577)	(13,948)	—	(119,207)	—	(76,833)
Large Cap Growth Portfolio	—	—	—	197,504	—	—	—	—	—	197,504
Large Cap Value Portfolio	—	—	—	181,604	—	—	—	519,375	—	700,979
Mid Cap Growth Portfolio	—	—	—	136,567	—	—	—	—	—	136,567
Mid Cap Value Portfolio	—	—	—	136,567	—	—	—	—	—	136,567
Small Cap Portfolio	—	—	—	823,347	—	—	—	—	—	823,347
International Equity Portfolio	—	—	—	1,202,490	—	—	—	—	—	1,202,490
Diversified Fixed Income Portfolio	1,777,957	37,700	(955)	—	—	—	(1,502,047)	(1,172,912)	(89,036)	(949,293)
Real Return Portfolio	1,451,797	(68,481)	—	—	—	—	—	13,355,174	—	14,738,490

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(3)	Swap Contracts(3)	Options*	Futures Contracts(3)	Swap Contracts(3)	Options*	Swap Contracts(3)	Foreign Exchange Contracts(4)	Options*	Total
Multi-Managed Growth Portfolio	$4,462	$2,931	$—	$(4,743)	$—	$—	$—	$6,908	$472	$10,030
Multi-Managed Moderate Growth Portfolio	19,105	7,874	—	(10,498)	—	—	—	42,320	1,221	60,022
Multi-Managed Income/Equity Portfolio	13,284	9,873	—	—	—	—	—	54,530	1,469	79,156
Multi-Managed Income Portfolio	20,136	23,117	—	—	—	—	—	48,078	1,466	92,797
Asset Allocation: Diversified Growth Portfolio	21,609	—	—	308,100	266,607	(1,110)	—	(38,140)	—	557,066
Large Cap Growth Portfolio	—	—	—	(38,086)	—	—	—	—	—	(38,086)
Large Cap Value Portfolio	—	—	—	(30,586)	—	—	—	329,392	—	298,806
Mid Cap Growth Portfolio	—	—	—	(22,060)	—	—	—	—	—	(22,060)
Mid Cap Value Portfolio	—	—	—	(22,060)	—	—	—	—	—	(22,060)
Small Cap Portfolio	—	—	—	(31,014)	—	—	—	—	—	(31,014)
International Equity Portfolio	—	—	—	(140,270)	—	—	—	—	—	(140,270)
Diversified Fixed Income Portfolio	370,168	139,601	—	—	—	—	(52,155)	827,112	24,032	1,308,758
Real Return Portfolio	(115,174)	—	—	—	—	—	—	5,330,553	—	5,215,379

*  Includes amounts relating to purchased and written options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations						Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts		Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
	Options Purchased(6)	Options Written(1)	Options Purchased(6)	Options Written(1)	Options Purchased(6)	Options Written(1)	Options Purchased(5)	Options Written(3)	Options Purchased(5)	Options Written(3)	Options Purchased(5)	Options Written(3)
Multi-Managed Growth Portfolio	$(22)	$—	$—	$—	$(1,650)	$322	$—	$—	$—	$—	$472	$—
Multi-Managed Moderate Growth Portfolio	(61)	—	—	—	(4,380)	867	—	—	—	—	1,221	—
Multi-Managed Income/Equity Portfolio	(73)	—	—	—	(5,066)	1,024	—	—	—	—	1,469	—
Multi-Managed Income Portfolio	(73)	—	—	—	(5,271)	1,026	—	—	—	—	1,466	—
Asset Allocation: Diversified Growth Portfolio	—	—	(28,875)	14,927	—	—	—	—	(2,504)	1,394	—	—
Diversified Fixed Income Portfolio	(955)	—	—	—	(102,275)	13,239	—	—	—	—	24,032	—

Statement of Operations Location:

(1)  Net realized gain (loss) on futures contracts, written options contracts and swap contracts

(2)  Net realized foreign exchange gain (loss) on other assets and liabilities

(3)  Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts

(4)  Change in unrealized foreign exchange gain (loss) on other assets and liabilities

(5)  Change in unrealized appreciation (depreciation) on investments (unaffiliated)

(6)  Net realized gain (loss) on investments (unaffiliated)

The following table represents the average monthly balances of derivatives held during the year ended March 31, 2017.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Total Return Swap Contracts(1)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
Multi-Managed Growth Portfolio	$6,834,431	$878,373	$872	$199,298	$14,167	$—	$—	$—
Multi-Managed Moderate Growth Portfolio	21,122,439	2,845,574	2,334	511,691	43,750	—	—	—
Multi-Managed Income/Equity Portfolio	22,552,826	3,659,522	2,809	634,704	51,250	—	—	—
Multi-Managed Income Portfolio	25,438,001	3,397,479	2,816	663,249	51,250	—	—	—
Asset Allocation: Diversified Growth Portfolio	47,896,280	10,300,706	—	—	—	12,419,614	563	7,770
Large Cap Growth Portfolio	1,223,108	—	—	—	—	—	—	—
Large Cap Value Portfolio	958,925	16,747,246	—	—	—	—	—	—
Mid Cap Growth Portfolio	634,587	—	—	—	—	—	—	—
Mid Cap Value Portfolio	634,587	—	—	—	—	—	—	—
Small Cap Portfolio	3,624,709	—	—	—	—	—	—	—
International Equity Portfolio	11,031,593	—	—	—	—	—	—	—
Diversified Fixed Income Portfolio	215,447,753	34,101,688	40,837	1,917,344	20,268,095	—	—	—
Real Return Portfolio	67,385,692	256,208,179	—	—	—	—	—	—

(1)  Amounts represent values in US dollars.

(2)  Amounts represent notional amounts in US dollars.

The following tables set forth the Portfolios' derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of March 31, 2017. The repurchase agreements held by the Portfolios as of March 31, 2017, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios' holdings in repurchase agreements.

	Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$—	$—	$249	$—	$—	$249	$(249)	$—	$(249)
Barclays Bank PLC	—	—	—	—	546	—	—	546	(546)	—	(546)
BNP Paribas SA	1,364	—	—	1,364	—	—	—	—	1,364	—	1,364
Citibank N.A.	4,432	—	—	4,432	1,157	—	—	1,157	3,275	—	3,275
Credit Suisse AG	—	—	—	—	31	—	—	31	(31)	—	(31)
Deutsche Bank AG	—	—	—	—	581	—	—	581	(581)	—	(581)
Goldman Sachs International	—	—	—	—	485	16	—	501	(501)	—	(501)
HSBC Bank USA	1,128	—	—	1,128	489	—	—	489	639	—	639
JPMorgan Chase Bank	2,646	—	—	2,646	535	—	—	535	2,111	—	2,111
Morgan Stanley and Co., Inc.	277	—	—	277	154	—	—	154	123	—	123
Royal Bank of Canada	—	—	—	—	1,420	—	—	1,420	(1,420)	—	(1,420)
Standard Chartered Bank	399	—	—	399	1,573	—	—	1,573	(1,174)	—	(1,174)
State Street Bank and Trust Co.	—	—	—	—	9,728	—	—	9,728	(9,728)	—	(9,728)
Total	$10,246	$—	$—	$10,246	$16,948	$16	$—	$16,964	$(6,718)	$—	$(6,718)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$—	$—	$683	$—	$—	$683	$(683)	$—	$(683)
Barclays Bank PLC	—	—	—	—	1,491	—	—	1,491	(1,491)	—	(1,491)
BNP Paribas SA	3,845	—	—	3,845	—	—	—	—	3,845	—	3,845
Citibank N.A.	12,076	—	—	12,076	3,147	—	—	3,147	8,929	—	8,929
Credit Suisse AG	—	—	—	—	85	—	—	85	(85)	—	(85)
Deutsche Bank AG	—	—	—	—	1,591	—	—	1,591	(1,591)	—	(1,591)
Goldman Sachs International	—	—	—	—	1,328	39	—	1,367	(1,367)	—	(1,367)
HSBC Bank USA	7,342	—	—	7,342	1,357	—	—	1,357	5,985	—	5,985
JPMorgan Chase Bank	7,108	—	—	7,108	1,452	—	—	1,452	5,656	—	5,656
Morgan Stanley and Co., Inc.	700	—	—	700	409	—	—	409	291	—	291
Royal Bank of Canada	—	—	—	—	3,897	—	—	3,897	(3,897)	—	(3,897)
Standard Chartered Bank	1,073	—	—	1,073	4,342	—	—	4,342	(3,269)	—	(3,269)
State Street Bank and Trust Co.	—	—	—	—	20,207	—	—	20,207	(20,207)	—	(20,207)
UBS AG		1	—	—	1	—	—	—	1	—	1
Total	$32,145	$—	$—	$32,145	$39,989	$39	$—	$40,028	$(7,883)	$—	$(7,883)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$—	$—	$789	$—	$—	$789	$(789)	$—	$(789)
Barclays Bank PLC	—	—	—	—	1,721	—	—	1,721	(1,721)	—	(1,721)
BNP Paribas SA	4,580	—	—	4,580	—	—	—	—	4,580	—	4,580
Citibank N.A.	14,470	—	—	14,470	3,641	—	—	3,641	10,829	—	10,829
Credit Suisse AG	—	—	—	—	98	—	—	98	(98)	—	(98)
Deutsche Bank AG	—	—	—	—	1,832	—	—	1,832	(1,832)	—	(1,832)
Goldman Sachs International	—	—	—	—	1,521	47	—	1,568	(1,568)	—	(1,568)
HSBC Bank USA	8,559	—	—	8,559	1,554	—	—	1,554	7,005	—	7,005
JPMorgan Chase Bank	8,448	—	—	8,448	1,678	—	—	1,678	6,770	—	6,770
Morgan Stanley and Co., Inc.	815	—	—	815	477	—	—	477	338	—	338
Royal Bank of Canada	—	—	—	—	4,630	—	—	4,630	(4,630)	—	(4,630)
Standard Chartered Bank	1,245	—	—	1,245	5,024	—	—	5,024	(3,779)	—	(3,779)
State Street Bank and Trust Co.	—	—	—	—	25,043	—	—	25,043	(25,043)	—	(25,043)
UBS AG	1	—	—	1	—	—	—	—	1	—	1
Total	$38,118	$—	$—	$38,118	$48,008	$47	$—	$48,055	$(9,937)	$—	$(9,937)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$—	$—	$794	$—	$—	$794	$(794)	$—	$(794)
Barclays Bank PLC	—	—	—	—	1,731	—	—	1,731	(1,731)	—	(1,731)
BNP Paribas SA	4,580	—	—	4,580	—	—	—	—	4,580	—	4,580
Citibank N.A.	14,429	—	—	14,429	3,665	—	—	3,665	10,764	—	10,764
Credit Suisse AG	—	—	—	—	99	—	—	99	(99)	—	(99)
Deutsche Bank AG	—	—	—	—	1,832	—	—	1,832	(1,832)	—	(1,832)
Goldman Sachs International	—	—	—	—	1,537	47	—	1,584	(1,584)	—	(1,584)
HSBC Bank USA	7,794	—	—	7,794	1,578	—	—	1,578	6,216	—	6,216
JPMorgan Chase Bank	8,457	—	—	8,457	1,687	—	—	1,687	6,770	—	6,770
Morgan Stanley and Co., Inc.	836	—	—	836	484	—	—	484	352	—	352
Royal Bank of Canada	—	—	—	—	4,668	—	—	4,668	(4,668)	—	(4,668)
Standard Chartered Bank	1,245	—	—	1,245	5,067	—	—	5,067	(3,822)	—	(3,822)
State Street Bank and Trust Co.	—	—	—	—	25,050	—	—	25,050	(25,050)	—	(25,050)
UBS AG	1	—	—	1	—	—	—	—	1	—	1
Total	$37,342	$—	$—	$37,342	$48,192	$47	$—	$48,239	$(10,897)	$—	$(10,897)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Asset Allocation: Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$8,423	$—	$—	$8,423	$—	$—	$—	$—	$8,423	$—	$8,423
Barclays Bank PLC	5,698	—	—	5,698	142	—	—	142	5,556	—	5,556
Citibank N.A.	4,247	—	—	4,247	132	105,190	—	105,322	(101,075)	—	(101,075)
Credit Suisse AG	26,053	—	12	26,065	—	—	4	4	26,061	—	26,061
Goldman Sachs International	—	—	—	—	2,672	—	—	2,672	(2,672)	—	(2,672)
JPMorgan Chase Bank	30,407	—	—	30,407	5,223	—	—	5,223	25,184	—	25,184
State Street Bank and Trust Co.	711	—	—	711	—	—	—	—	711	—	711
UBS AG	9,187	—	—	9,187	—	—	—	—	9,187	—	9,187
Total	$84,726	$—	$12	$84,738	$8,169	$105,190	$4	$113,363	$(28,625)	$—	$(28,625)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Credit Suisse AG	$14,229	$—	$—	$14,229	$5,251	$—	$—	$5,251	$8,978	$—	$8,978
Morgan Stanley Capital Services, Inc.	—	—	—	—	28,791	—	—	28,791	(28,791)	—	(28,791)
UBS AG	163,597	—	—	163,597	—	—	—	—	163,597	—	163,597
Total	$177,826	$—	$—	$177,826	$34,042	$—	$—	$34,042	$143,784	$—	$143,784

(1) Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2) For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3) Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$—	$—	$10,515	$—	$—	$10,515	$(10,515)	$—	$(10,515)
Barclays Bank PLC	—	—	—	—	22,940	—	—	22,940	(22,940)	—	(22,940)
BNP Paribas SA	59,821	—	—	59,821	—	—	—	—	59,821	—	59,821
Citibank N.A.	191,834	—	—	191,834	48,227	—	—	48,227	143,607	—	143,607
Credit Suisse AG	—	—	—	—	1,305	—	—	1,305	(1,305)	—	(1,305)
Deutsche Bank AG	—	—	—	—	24,313	—	—	24,313	(24,313)	—	(24,313)
Goldman Sachs International	—	—	—	—	20,340	642	—	20,982	(20,982)	—	(20,982)
HSBC Bank USA	116,950	—	—	116,950	20,864	—	—	20,864	96,086	—	96,086
JPMorgan Chase Bank	111,321	—	—	111,321	22,361	—	—	22,361	88,960	—	88,960
Morgan Stanley and Co., Inc.	16,399	—	—	16,399	6,521	—	—	6,521	9,878	—	9,878
Royal Bank of Canada	—	—	—	—	60,944	—	—	60,944	(60,944)	—	(60,944)
Standard Chartered Bank	16,503	—	—	16,503	66,705	—	—	66,705	(50,202)	—	(50,202)
State Street Bank and Trust Co.	—	—	—	—	31,316	—	—	31,316	(31,316)	—	(31,316)
UBS AG	10	—	—	10	—	—	—	—	10	—	10
Total	$512,838	$—	$—	$512,838	$336,351	$642	$—	$336,993	$175,845	$—	$175,845

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Real Return Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Canadian Imperial Bank of Commerce	$3,232	$—	$—	$3,232	$—	$—	$—	$—	$3,232	$—	$3,232
Goldman Sachs International	1,646	—	—	1,646	—	—	—	—	1,646	—	1,646
HSBC Bank USA	3,003,349	—	—	3,003,349	98,140	—	—	98,140	2,905,209	—	2,905,209
Morgan Stanley and Co. International PLC	—	—	—	—	54,565	—	—	54,565	(54,565)	—	(54,565)
Royal Bank of Canada	—	—	—	—	66,728	—	—	66,728	(66,728)	—	(66,728)
State Street Bank and Trust Co.	—	—	—	—	1,462,470	—	—	1,462,470	(1,462,470)	—	(1,462,470)
Total	$3,008,227	$—	$—	$3,008,227	$1,681,903	$—	$—	$1,681,903	$1,326,324	$—	$1,326,324

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of March 31, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.06%	$25,000
Multi-Managed Moderate Growth	0.03	15,000
Multi-Managed Income/Equity	0.32	145,000
Multi-Managed Income	0.18	80,000
Large Cap Value	1.14	515,000
Mid Cap Growth	0.50	225,000
Diversified Fixed Income	7.68	3,455,000
Real Return	13.43	6,045,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2017, bearing interest at a rate of 0.78% per annum, with a principal amount of $45,000,000, a repurchase price of $45,002,925, and a maturity date of April 03, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	10/31/2022	$46,382,200	$46,218,328

As of March 31, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.06%	$30,000
Multi-Managed Moderate Growth	0.03	15,000
Multi-Managed Income/Equity	0.32	160,000
Multi-Managed Income	0.18	90,000
Large Cap Value	1.14	570,000
Mid Cap Growth	0.51	255,000
Diversified Fixed Income	7.68	3,840,000
Real Return	13.43	6,715,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 31, 2017, bearing interest at a rate of 0.77% per annum, with a principal amount of $50,000,000, a repurchase price of $50,003,208, and a maturity date of April 03, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.75%	11/15/2043	$44,348,000	$51,014,613

As of March 31, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.08%	$65,000
Multi-Managed Moderate Growth	0.05	45,000
Multi-Managed Income/Equity	0.34	290,000
Multi-Managed Income	0.19	160,000
Large Cap Value	1.15	980,000
Mid Cap Growth	0.52	440,000
Diversified Fixed Income	7.70	6,545,000
Real Return	13.45	11,430,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2017, bearing interest at a rate of 0.78% per annum, with a principal amount of $85,000,000, a repurchase price of $85,005,525, and a maturity date of April 03, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	11/30/2020	$86,626,500	$86,722,693

As of March 31, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.05%	$10,000
Multi-Managed Moderate Growth	0.02	5,000
Multi-Managed Income/Equity	0.32	70,000
Multi-Managed Income	0.16	35,000
Large Cap Value	1.13	245,000
Mid Cap Growth	0.51	110,000
Diversified Fixed Income	7.67	1,660,000
Real Return	13.43	2,905,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2017, bearing interest at a rate of 0.79% per annum, with a principal amount of $21,630,000, a repurchase price of $21,631,424, and a maturity date of April 03, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	02/15/2020	$20,821,000	$22,155,943

As of March 31, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.06%	$45,000
Multi-Managed Moderate Growth	0.03	25,000
Multi-Managed Income/Equity	0.33	245,000
Multi-Managed Income	0.18	135,000
Large Cap Value	1.14	855,000
Mid Cap Growth	0.51	380,000
Diversified Fixed Income	7.68	5,745,000
Real Return	13.44	10,050,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 31, 2017, bearing interest at a rate of 0.76% per annum, with a principal amount of $74,800,000, a repurchase price of $74,804,737, and a maturity date of April 03, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	05/15/2045	$75,947,000	$76,257,440

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls: During the year ended March 31, 2017, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended March 31, 2017, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios purchased and/or sold when-issued securities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Securities purchased or sold on a when-issued or forward commitment basis are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries' tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Distributions received from Real Estate Investment Trust ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013-2015 or expected to be taken in each Portfolio's 2016 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
Multi-Managed Moderate Growth	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Large Cap Growth, Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%

Portfolio	Assets	Management Fees
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
International Equity(2)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
Real Return(3)	0-$500 million	0.60%
	>$500 million	0.55%
SA Columbia Focused Growth(4)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Columbia Focused Value(5)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
Allocation Growth, Allocation Moderate Growth,
Allocation Moderate, Allocation Balanced(6)	>0	0.10%

(1)  The Adviser voluntarily agreed, until further notice, to waive 0.10% of advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the year ended March 31, 2017, the amount of advisory fees waived was $123,890.

(2)  The Adviser contractually agreed to waive 0.04% of advisory fees for the International Equity Portfolio. For the year ended March 31, 2017, the amount of advisory fees waived was $287,072.

(3)  Effective November 1, 2016, the Adviser voluntarily agreed to waive 0.05% of advisory fees for the Real Return Portfolio. For the year ended March 31, 2017, the amount of advisory fees waived was $130,721.

(4)  The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Growth Portfolio so that the advisory fee payable to SAAMCo equals 0.69% of average daily net assets. For the year ended March 31, 2017, the amount of advisory fees waived was $490,889.

(5)  The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets. For the year ended March 31, 2017, the amount of advisory fees waived was $1,159,939.

(6)  The Adviser contractually agreed to waive its advisory fee for the Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios so that the advisory fee payable to SAAMCo equals 0.09% of average daily net assets. For the year ended March 31, 2017, the amount of advisory fees waived was $8,981, $51,649, $32,385 and $24,996, respectively.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser/Adviser
Multi-Managed Growth	Janus J.P. Morgan WMC
Multi-Managed Moderate Growth	Janus J.P. Morgan WMC
Multi-Managed Income/Equity	Janus WMC
Multi-Managed Income	Janus WMC
Asset Allocation: Diversified Growth	Putnam Investment Management, LLC
Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")

Portfolio	Subadviser/Adviser
Large Cap Growth	Goldman Sachs Asset Management, L.P. Janus SAAMCo
Large Cap Value	SAAMCo American Century Investment Management, Inc. WMC
Mid Cap Growth	SAAMCo T. Rowe Price WMC
Mid Cap Value	T. Rowe Price(1) Massachusetts Financial Services Company SAAMCo
Small Cap	PNC Capital Advisors, LLC J.P. Morgan SAAMCo
International Equity	Schroder Investment Management(2) T. Rowe Price SAAMCo
Diversified Fixed Income	PineBridge WMC
Real Return	WMC
SA Columbia Focused Growth	Columbia Management Investment Advisers LLC ("Columbia")
SA Columbia Focused Value	Columbia
Allocation Growth	SAAMCo
Allocation Moderate Growth	SAAMCo
Allocation Moderate	SAAMCo
Allocation Balanced	SAAMCo

(1)  Effective February 6, 2017, T. Rowe Price replaced Goldman Sachs Asset Management, L.P. as a subadviser to a portion of the Mid Cap Value Portfolio.

(2)  Effective February 6, 2017, Schroder Investment Management replaced Janus as a subadviser to a portion of the International Equity Portfolio.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets. Annual operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio's business.

Portfolio	Class 1	Class 2	Class 3
Small Cap	1.15%	1.30%	1.40%
International Equity	1.30	1.45	1.55
SA Columbia Focused Growth	1.30	1.45	1.55
SA Columbia Focused Value	1.30	1.45	1.55
Allocation Balanced	N/A	N/A	0.35

The Adviser may voluntarily waive additional fees or reimburse expenses to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Any voluntary waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. As of March 31, 2017, none of the Portfolios listed above voluntarily reimbursed expenses and none of the Portfolios had balances subject to recoupment.

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company ("VRSCO"), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Serivces provided, pursuant to the agreement, which is allocated based on shareholder accounts. For the year ended March 31, 2017, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. For the year ended March 31, 2017, service fees were paid (see Statement of Operations) based on the aforementioned rates.

The Board of Trustees has approved a Plan of Distribution pursuant to Rule 12b-1 (the "MAPs 12b-1 Plan") under the 1940 Act, on behalf of Class 3 shares of each Seasons Managed Allocation Portfolio. The MAPs 12b-1 Plan was approved by Class 3 shareholders with respect to each Portfolio at a special joint meeting of shareholders held on July 12, 2016. Effective July 29, 2016, Class 3 shares of each Portfolio are subject to a service fee under the MAPs 12b-1 Plan at the annual rate of up to 0.25% of the average daily net assets of the class. Upon the effective date of the MAPs 12b-1 Plan, each Managed Allocation Portfolio's holdings in the Underlying Portfolios converted from Class 3 shares to Class 1 shares of the Underlying Portfolios, which are not subject to any such service fees. As a result, the adoption of the MAPs 12b-1 Plan by the Managed Allocation Portfolios is not expected to have any impact on the total annual operating expenses payable by the Class 3 shares of the Portfolios.

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, straddle loss deferrals, inflation securities, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2017
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$514,968	$3,408,428	$7,165,600	$207,179	$3,536,614
Multi-Managed Moderate Growth	1,293,157	3,797,659	9,213,654	857,823	6,777,122
Multi-Managed Income/Equity	1,519,778	1,236,357	3,231,533	915,494	2,728,939
Multi-Managed Income	1,345,161	537,619	1,542,123	1,108,380	945,354
Asset Allocation: Diversified Growth	4,605,082	7,869,187	7,284,541	1,026,670	10,473,897
Stock	195,862	52,228,580	100,878,469	—	42,728,794
Large Cap Growth	4,562,297	28,897,476	109,294,137	2,050,074	15,155,847
Large Cap Value	38,237,896	47,511,015	114,430,825	16,663,765	32,660,324
Mid Cap Growth	1,199,516	17,685,974	33,772,148	—	10,247,877
Mid Cap Value	15,223,620	18,313,534	29,125,680	3,155,064	5,604,797
Small Cap	2,581,153	23,042,362	49,411,162	609,826	4,689,072
International Equity	13,168,702	(72,824,438)	24,812,534	13,039,077	—
Diversified Fixed Income	24,659,129	—	5,427,256	20,803,038	2,129,415
Real Return	17,165,665	(6,771,633)	(18,824,590)	—	—
SA Columbia Focused Growth	—	(1,229,518)	12,582,945	557,949	18,385,031
SA Columbia Focused Value	8,866,802	5,093,378	54,034,287	4,586,558	33,617,555
Allocation Growth	1,132,967	2,556,454	2,998,953	1,524,052	2,089,038
Allocation Moderate Growth	7,365,719	16,516,167	26,438,567	9,027,944	68,945,877
Allocation Moderate	4,669,613	6,953,724	12,832,869	5,709,081	33,431,087
Allocation Balanced	3,729,540	7,733,998	7,896,450	4,602,450	22,827,280

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2016
Portfolio	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$2,021,499	$7,303,632
Multi-Managed Moderate Growth	4,361,318	11,202,605
Multi-Managed Income/Equity	3,391,481	5,750,159
Multi-Managed Income	2,832,787	2,522,646
Asset Allocation: Diversified Growth	5,570,897	13,131,335
Stock	—	34,289,338
Large Cap Growth	10,989,284	37,564,488
Large Cap Value	24,267,991	38,703,525
Mid Cap Growth	641,489	13,461,364
Mid Cap Value	13,819,000	42,403,192
Small Cap	2,731,766	16,965,986
International Equity	8,845,356	—
Diversified Fixed Income	24,771,192	6,543,524
Real Return	23,607,543	—
SA Columbia Focused Growth	188,685	19,329,499
SA Columbia Focused Value	3,127,987	3,014,073
Allocation Growth	1,393,950	—
Allocation Moderate Growth	7,563,752	43,890,397
Allocation Moderate	4,415,304	23,414,382
Allocation Balanced	3,490,952	17,983,880

As of March 31, 2017, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†	Unlimited†
Portfolio	2018	ST	LT
Multi-Managed Growth	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	—
Asset Allocation: Diversified Growth	—	—	—
Stock	—	—	—
Large Cap Growth	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	—	—	—
Mid Cap Value	—	—	—
Small Cap	—	—	—
International Equity	55,762,054	—	17,062,384
Diversified Fixed Income	—	—	—
Real Return	—	2,854,911	3,916,722
SA Columbia Focused Growth	—	1,229,518	—
SA Columbia Focused Value	—	—	—
Allocation Growth	—	—	—
Allocation Moderate Growth	—	—	—
Allocation Moderate	—	—	—
Allocation Balanced	—	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, a fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Portfolios indicated below utilized capital loss carryforwards which offset net taxable gains in the year ended March 31, 2017.

Portfolio	Capital Loss Carryforward Utilized
Multi-Managed Growth	$—
Multi-Managed Moderate Growth	—
Multi-Managed Income/Equity	—
Multi-Managed Income	—
Asset Allocation: Diversified Growth	—
Stock	—
Large Cap Growth	—
Large Cap Value	—
Mid Cap Growth	—
Mid Cap Value	—
Small Cap	—
International Equity	—
Diversified Fixed Income	—
Real Return	430,617
SA Columbia Focused Growth	—
SA Columbia Focused Value	—
Allocation Growth	—
Allocation Moderate Growth	—
Allocation Moderate	—
Allocation Balanced	—

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring the first day of the following year. For the fiscal year ended March 31, 2017, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Multi-Managed Growth	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	—
Asset Allocation: Diversified Growth	—	—	—
Stock	—	—	—
Large Cap Growth	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	—	—	—
Mid Cap Value	—	—	—
Small Cap	—	—	—
International Equity	—	—	2,907,615
Diversified Fixed Income	—	—	—
Real Return	—	—	—
SA Columbia Focused Growth	109,375	—	—
SA Columbia Focused Value	—	—	—
Allocation Growth	—	—	—
Allocation Moderate Growth	—	—	—
Allocation Moderate	—	—	—
Allocation Balanced	—	—	—

For the period ended March 31, 2017, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, derivative transactions, investments in real estate investment trusts, distributions from underlying funds, inflation securities, principal paydown adjustments, investments in partnerships, investments in regulated investment companies and investments in passive foreign investment companies, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Multi-Managed Growth	$(11,056)	$11,056	$—
Multi-Managed Moderate Growth	(62,492)	62,492	—
Multi-Managed Income/Equity	(35,624)	35,624	—
Multi-Managed Income	(85,696)	85,696	—
Asset Allocation: Diversified Growth	243,103	(243,776)	673
Stock	544,407	(544,407)	—
Large Cap Growth	—	—	—
Large Cap Value	517,160	(517,160)	—
Mid Cap Growth	216,352	(216,352)	—
Mid Cap Value	57,708	(57,708)	—
Small Cap	231,231	(231,231)	—
International Equity	747,201	(747,201)	—
Diversified Fixed Income	(2,840,859)	2,840,859	—
Real Return	13,843,997	(13,843,997)	—
SA Columbia Focused Growth	607,556	—	(607,556)
SA Columbia Focused Value	(43)	43	—
Allocation Growth	89,048	(89,048)	—
Allocation Moderate Growth	855,300	(855,300)	—
Allocation Moderate	682,186	(682,186)	—
Allocation Balanced	694,662	(694,662)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$8,209,953	$(1,059,627)	$7,150,326	$52,296,724
Multi-Managed Moderate Growth	10,941,114	(1,764,086)	9,177,028	91,411,260
Multi-Managed Income/Equity	4,186,927	(1,000,314)	3,186,613	71,999,428
Multi-Managed Income	2,172,750	(688,603)	1,484,147	62,978,227
Asset Allocation: Diversified Growth	10,439,174	(3,127,674)	7,311,500	118,445,928
Stock	104,227,054	(3,347,681)	100,879,373	340,356,878
Large Cap Growth . .	113,970,329	(4,676,191)	109,294,138	417,999,977
Large Cap Value . .	147,959,671	(33,528,558)	114,431,113	910,054,816
Mid Cap Growth .	42,713,503	(8,941,330)	33,772,173	171,167,499
Mid Cap Value .	38,093,129	(8,967,381)	29,125,748	255,832,592
Small Cap . .	60,808,963	(11,397,801)	49,411,162	247,653,516
International Equity .	56,082,020	(31,169,826)	24,912,194	636,475,689
Diversified Fixed Income .	13,953,526	(8,752,300)	5,201,226	1,292,329,937
Real Return	1,641,479	(21,764,956)	(20,123,477)	638,720,364
SA Columbia Focused Growth	16,886,349	(4,300,266)	12,586,083	119,076,057
SA Columbia Focused Value	64,627,440	(10,593,153)	54,034,287	306,190,479
Allocation Growth	6,382,412	(3,383,459)	2,998,953	90,418,542
Allocation Moderate Growth	38,207,506	(11,768,939)	26,438,567	489,898,795
Allocation Moderate	20,652,685	(7,819,816)	12,832,869	311,426,470
Allocation Balanced	11,547,222	(3,650,772)	7,896,450	233,143,659

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the year ended March 31, 2017, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2017 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$25,670,689	$34,722,271	$2,558,142	$1,519,769
Multi-Managed Moderate Growth	38,112,506	54,461,259	7,105,702	3,203,211
Multi-Managed Income/Equity	25,508,781	37,765,655	7,583,407	4,387,467
Multi-Managed Income	20,222,155	29,697,333	6,459,743	3,576,911
Asset Allocation: Diversified Growth	95,987,209	126,279,309	27,039,333	25,664,005
Stock	170,457,979	276,135,036	—	—
Large Cap Growth	230,163,420	240,108,534	—	—
Large Cap Value	436,606,253	518,541,150	—	—
Mid Cap Growth	94,199,131	136,186,657	—	—
Mid Cap Value	252,940,145	327,318,878	—	—
Small Cap	102,669,264	170,967,501	—	—
International Equity	350,662,167	470,527,029	—	—
Diversified Fixed Income	361,613,778	369,592,258	150,317,252	176,090,925
Real Return	71,429,490	72,983,230	249,774,824	230,599,433
SA Columbia Focused Growth	52,707,586	156,572,092	—	—
SA Columbia Focused Value	44,105,619	68,582,507	—	—
Allocation Growth	30,426,515	39,563,947	—	—
Allocation Moderate Growth	131,183,234	189,210,417	—	—
Allocation Moderate	85,389,264	113,109,297	—	—
Allocation Balanced	54,623,188	88,275,225	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2017		For the year ended March 31, 2016		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,759	$257,254	27,257	$503,524	47,864	$778,726	29,541	$526,656
Reinvested dividends	43,922	698,996	113,064	1,793,860	85,259	1,356,486	200,275	3,176,259
Shares redeemed	(121,808)	(1,984,339)	(126,032)	(2,157,173)	(221,435)	(3,602,118)	(168,300)	(2,926,075)
Net increase (decrease)	(62,127)	$(1,028,089)	14,289	$140,211	(88,312)	$(1,466,906)	61,516	$776,840
	Multi-Managed Growth Portfolio
	Class 3
	For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	201,679	$3,281,687	159,207	$2,864,770
Reinvested dividends	106,307	1,688,311	275,210	4,355,012
Shares redeemed	(450,043)	(7,336,716)	(552,220)	(9,963,703)
Net increase (decrease)	(142,057)	$(2,366,718)	(117,803)	$(2,743,921)

	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2017		For the year ended March 31, 2016		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	27,417	$340,951	22,161	$304,354	191,194	$2,387,655	112,861	$1,530,763
Reinvested dividends	67,351	818,609	140,524	1,734,180	294,739	3,578,815	591,168	7,287,325
Shares redeemed	(177,944)	(2,272,156)	(194,989)	(2,738,686)	(690,718)	(8,724,148)	(598,649)	(8,225,278)
Net increase (decrease)	(83,176)	$(1,112,596)	(32,304)	$(700,152)	(204,785)	$(2,757,678)	105,380	$592,810
	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	234,278	$2,953,861	121,302	$1,692,238
Reinvested dividends	266,921	3,237,521	531,730	6,542,418
Shares redeemed	(747,851)	(9,437,493)	(2,158,891)	(31,203,474)
Net increase (decrease)	(246,652)	$(3,246,111)	(1,505,859)	$(22,968,818)
	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2017		For the year ended March 31, 2016		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	43,814	$480,670	71,822	$850,936	187,246	$2,051,810	230,349	$2,652,739
Reinvested dividends	49,587	526,975	115,396	1,252,635	189,058	2,007,233	451,012	4,890,173
Shares redeemed	(182,515)	(2,010,405)	(247,331)	(2,988,570)	(612,557)	(6,783,722)	(766,684)	(9,029,595)
Net increase (decrease)	(89,114)	$(1,002,760)	(60,113)	$(884,999)	(236,253)	$(2,724,679)	(85,323)	$(1,486,683)
	Multi-Managed Income/Equity Portfolio
	Class 3
	For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	170,079	$1,876,377	147,267	$1,744,343
Reinvested dividends	104,521	1,110,225	276,889	2,998,832
Shares redeemed	(497,149)	(5,555,465)	(1,977,063)	(24,129,864)
Net increase (decrease)	(222,549)	$(2,568,863)	(1,552,907)	$(19,386,689)
	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2017		For the year ended March 31, 2016		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	30,306	$334,382	42,604	$485,044	154,288	$1,703,580	223,980	$2,570,463
Reinvested dividends	24,916	268,455	60,661	655,742	105,446	1,134,992	266,142	2,873,585
Shares redeemed	(123,415)	(1,359,504)	(306,756)	(3,610,191)	(422,791)	(4,717,172)	(678,403)	(7,821,587)
Net increase (decrease)	(68,193)	$(756,667)	(203,491)	$(2,469,405)	(163,057)	$(1,878,600)	(188,281)	$(2,377,539)

	Multi-Managed Income Portfolio
	Class 3
	For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	148,292	$1,644,106	285,923	$3,294,739
Reinvested dividends	60,407	650,287	169,345	1,826,106
Shares redeemed	(491,411)	(5,463,336)	(1,579,800)	(18,626,090)
Net increase (decrease)	(282,712)	$(3,168,943)	(1,124,532)	$(13,505,245)
	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2017		For the year ended March 31, 2016		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,034	$175,933	89,981	$1,180,420	104,480	$1,226,711	315,354	$4,035,338
Reinvested dividends	137,704	1,563,267	224,569	2,576,396	482,627	5,481,538	760,132	8,723,093
Shares redeemed	(323,843)	(3,782,688)	(371,269)	(4,878,561)	(1,020,965)	(11,928,964)	(882,127)	(11,359,543)
Net increase (decrease)	(171,105)	$(2,043,488)	(56,719)	$(1,121,745)	(433,858)	$(5,220,715)	193,359	$1,398,888
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	493,385	$5,798,623	376,802	$4,923,428
Reinvested dividends	392,848	4,455,762	646,023	7,402,743
Shares redeemed	(1,180,251)	(13,852,324)	(966,844)	(12,609,127)
Net increase (decrease)	(294,018)	$(3,597,939)	55,981	$(282,956)
	Stock Portfolio
	Class 1				Class 2
	For the year ended March 31, 2017		For the year ended March 31, 2016		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	92,834	$2,145,160	1,800,949	$45,786,970	57,075	$1,320,778	152,596	$3,488,885
Reinvested dividends	1,499,001	33,926,523	1,141,023	27,443,745	213,672	4,728,985	152,647	3,603,791
Shares redeemed	(3,862,386)	(93,683,084)	(1,371,021)	(35,765,242)	(504,173)	(11,850,893)	(451,345)	(11,048,022)
Net increase (decrease)	(2,270,551)	$(57,611,401)	1,570,951	$37,465,473	(233,426)	$(5,801,130)	(146,102)	$(3,955,346)
	Stock Portfolio
	Class 3
	For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	132,334	$3,069,100	191,940	$4,509,975
Reinvested dividends	186,570	4,073,286	138,864	3,241,802
Shares redeemed	(565,888)	(13,196,222)	(506,308)	(12,351,174)
Net increase (decrease)	(246,984)	$(6,053,836)	(175,504)	$(4,599,397)

	Large Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2017		For the year ended March 31, 2016		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18,871,063	$247,156,869	5,277,473	$73,551,908	87,005	$1,112,506	70,598	$924,653
Reinvested dividends	1,225,732	15,508,950	1,887,617	23,577,647	88,697	1,102,016	295,896	3,631,466
Shares redeemed	(5,034,207)	(65,968,720)	(3,221,995)	(45,176,077)	(563,584)	(7,148,476)	(517,556)	(6,748,395)
Net increase (decrease)	15,062,588	$196,697,099	3,943,095	$51,953,478	(387,882)	$(4,933,954)	(151,062)	$(2,192,276)
	Large Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	340,314	$4,259,748	3,414,199	$46,091,488
Reinvested dividends	48,331	594,955	1,754,760	21,344,659
Shares redeemed	(15,465,014)	(195,468,762)	(3,237,628)	(40,521,407)
Net increase (decrease)	(15,076,369)	$(190,614,059)	1,931,331	$26,914,740
	Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2017		For the year ended March 31, 2016		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,318,055	$218,746,645	7,724,485	$127,451,345	83,574	$1,377,839	24,206	$372,610
Reinvested dividends	2,805,990	47,216,867	3,370,248	50,348,737	80,496	1,353,843	131,813	1,968,457
Shares redeemed	(9,670,301)	(162,571,515)	(394,525)	(5,910,539)	(351,938)	(5,774,806)	(408,267)	(6,654,043)
Net increase (decrease)	6,453,744	$103,391,997	10,700,208	$171,889,543	(187,868)	$(3,043,124)	(252,248)	$(4,312,976)
	Large Cap Value Portfolio
	Class 3
	For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	3,368,422	$52,998,625	1,269,978	$17,921,615
Reinvested dividends	44,807	753,379	713,633	10,654,322
Shares redeemed	(12,642,127)	(206,386,797)	(7,782,838)	(127,697,906)
Net increase (decrease)	(9,228,898)	$(152,634,793)	(5,799,227)	$(99,121,969)
	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2017		For the year ended March 31, 2016		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,235,308	$20,691,547	1,148,126	$19,644,503	43,295	$695,837	21,906	$359,412
Reinvested dividends	511,866	8,295,756	523,751	8,223,992	73,169	1,140,967	97,964	1,485,218
Shares redeemed	(756,836)	(12,483,647)	(761,988)	(13,446,053)	(259,464)	(4,090,880)	(268,901)	(4,366,846)
Net increase (decrease)	990,338	$16,503,656	909,889	$14,422,442	(143,000)	$(2,254,076)	(149,031)	$(2,522,216)

	Mid Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	61,231	$936,356	1,708,959	$29,143,556
Reinvested dividends	53,176	811,154	295,610	4,393,643
Shares redeemed	(3,362,255)	(51,512,001)	(982,031)	(15,094,288)
Net increase (decrease)	(3,247,848)	$(49,764,491)	1,022,538	$18,442,911
	Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2017		For the year ended March 31, 2016		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,402,171	$23,812,555	5,134,081	$101,900,589	96,351	$1,656,437	27,210	$472,250
Reinvested dividends	421,633	7,504,980	2,686,104	40,936,190	42,322	751,740	316,915	4,819,886
Shares redeemed	(3,382,991)	(59,447,901)	(2,521,732)	(46,472,269)	(351,393)	(5,967,285)	(310,241)	(5,665,997)
Net increase (decrease)	(1,559,187)	$(28,130,366)	5,298,453	$96,364,510	(212,720)	$(3,559,108)	33,884	$(373,861)
	Mid Cap Value Portfolio
	Class 3
	For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	130,760	$2,181,581	303,355	$4,554,584
Reinvested dividends	28,372	503,141	689,331	10,466,116
Shares redeemed	(2,361,886)	(39,637,139)	(3,361,398)	(62,348,755)
Net increase (decrease)	(2,202,754)	$(36,952,417)	(2,368,712)	$(47,328,055)
	Small Cap Portfolio
	Class 1				Class 2
	For the year ended March 31, 2017		For the year ended March 31, 2016		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,633,054	$33,638,462	10,284,839	$128,196,216	79,893	$1,105,916	47,465	$583,969
Reinvested dividends	333,001	4,811,255	1,183,807	14,266,738	20,858	294,432	123,700	1,457,266
Shares redeemed	(4,476,571)	(62,326,819)	(1,370,610)	(18,410,477)	(294,507)	(3,828,929)	(321,768)	(4,143,845)
Net increase (decrease)	(1,510,516)	$(23,877,102)	10,098,036	$124,052,477	(193,756)	$(2,428,581)	(150,603)	$(2,102,610)
	Small Cap Portfolio
	Class 3
	For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	92,774	$1,176,252	532,898	$6,275,721
Reinvested dividends	13,885	193,211	341,991	3,973,748
Shares redeemed	(3,643,981)	(44,691,882)	(2,611,278)	(34,387,490)
Net increase (decrease)	(3,537,322)	$(43,322,419)	(1,736,389)	$(24,138,021)

	International Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2017		For the year ended March 31, 2016		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	27,148,372	$214,041,190	18,200,311	$150,914,235	142,906	$1,128,875	113,059	$954,716
Reinvested dividends	1,573,115	12,419,142	768,075	6,074,171	43,522	344,358	33,529	265,717
Shares redeemed	(18,361,113)	(148,987,836)	(2,896,787)	(25,707,616)	(590,589)	(4,726,882)	(577,790)	(4,824,180)
Net increase (decrease)	10,360,374	$77,472,496	16,071,599	$131,280,790	(404,161)	$(3,253,649)	(431,202)	$(3,603,747)
	International Equity Portfolio
	Class 3
	For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	303,702	$2,370,070	4,315,076	$35,854,121
Reinvested dividends	34,939	275,577	317,135	2,505,468
Shares redeemed	(27,959,863)	(219,516,659)	(5,289,941)	(44,289,637)
Net increase (decrease)	(27,621,222)	$(216,871,012)	(657,730)	$(5,930,048)
	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2017		For the year ended March 31, 2016		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	43,558,132	$521,969,428	10,836,140	$127,561,044	133,491	$1,573,046	383,721	$4,424,604
Reinvested dividends	1,922,585	22,078,727	1,697,161	19,459,803	47,451	544,522	71,459	818,762
Shares redeemed	(12,685,009)	(149,587,155)	(2,080,306)	(24,042,939)	(790,994)	(9,402,227)	(682,980)	(7,984,351)
Net increase (decrease)	32,795,708	$394,461,000	10,452,995	$122,977,908	(610,052)	$(7,284,659)	(227,800)	$(2,740,985)
	Diversified Fixed Income Portfolio
	Class 3
	For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	1,224,849	$14,454,545	9,156,324	$106,551,440
Reinvested dividends	27,084	309,204	968,057	11,036,151
Shares redeemed	(37,214,707)	(445,915,355)	(6,899,876)	(79,729,103)
Net increase (decrease)	(35,962,774)	$(431,151,606)	3,224,505	$37,858,488
	Real Return Portfolio
	Class 1				Class 3
	For the year ended March 31, 2017		For the year ended March 31, 2016		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,246,502	$147,565,139	1,752,756	$17,195,684	6,072,373	$58,522,730	4,459,950	$42,734,697
Reinvested dividends	—	—	696,974	6,524,327	—	—	1,833,477	17,083,216
Shares redeemed	(3,296,265)	(31,695,529)	(5,130,324)	(50,651,908)	(9,134,674)	(87,913,269)	(10,494,299)	(101,464,512)
Net increase (decrease)	11,950,237	$115,869,610	(2,680,594)	$(26,931,897)	(3,062,301)	$(29,390,539)	(4,200,872)	$(41,646,599)

	SA Columbia Focused Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2017		For the year ended March 31, 2016		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,815,863	$17,458,025	5,877,695	$55,110,827	83,059	$618,627	55,312	$502,132
Reinvested dividends	1,622,996	12,640,920	1,307,260	12,385,264	458,697	3,422,901	318,040	2,909,028
Shares redeemed	(10,413,840)	(94,453,066)	(103,638)	(868,080)	(601,826)	(5,171,254)	(582,304)	(5,744,689)
Net increase (decrease)	(6,974,981)	$(64,354,121)	7,081,317	$66,628,011	(60,070)	$(1,129,726)	(208,952)	$(2,333,529)
	SA Columbia Focused Growth Portfolio
	Class 3
	For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	164,570	$1,290,448	906,245	$9,407,494
Reinvested dividends	395,720	2,879,159	471,393	4,223,892
Shares redeemed	(2,491,482)	(22,237,082)	(965,336)	(9,327,496)
Net increase (decrease)	(1,931,192)	$(18,067,475)	412,302	$4,303,890
	SA Columbia Focused Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2017		For the year ended March 31, 2016		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,579,176	$44,803,799	2,253,894	$39,282,826	39,092	$714,891	25,241	$416,863
Reinvested dividends	1,940,003	35,570,343	324,908	5,390,918	78,863	1,444,928	15,507	257,182
Shares redeemed	(3,799,520)	(70,708,877)	(916,489)	(16,504,009)	(162,631)	(2,952,882)	(179,745)	(3,082,466)
Net increase (decrease)	719,659	$9,665,265	1,662,313	$28,169,735	(44,676)	$(793,063)	(138,997)	$(2,408,421)
	SA Columbia Focused Value Portfolio
	Class 3
	For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	29,945	$549,387	270,558	$4,412,720
Reinvested dividends	65,026	1,188,842	29,837	493,960
Shares redeemed	(1,348,534)	(24,206,161)	(357,062)	(6,110,330)
Net increase (decrease)	(1,253,563)	$(22,467,932)	(56,667)	$(1,203,650)
	Allocation Growth Portfolio
	Class 1		Class 3
	For the period September 26, 2016@ through March 31, 2017		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,930	$100,000	781,556	$10,102,846	513,079	$6,617,382
Reinvested dividends	—	—	287,410	3,613,090	112,412	1,393,950
Shares redeemed	—	—	(1,487,349)	(19,055,944)	(1,560,052)	(19,973,967)
Net increase (decrease)	7,930	$100,000	(418,383)	$(5,340,008)	(934,561)	$(11,962,635)

@  Commencement of operations

	Allocation Moderate Growth Portfolio
	Class 1		Class 3
	For the period September 26, 2016@ through March 31, 2017		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,346	$100,000	2,013,622	$22,698,383	1,632,620	$21,237,067
Reinvested dividends	—	—	7,310,179	77,973,821	4,333,500	51,454,149
Shares redeemed	—	—	(6,960,846)	(79,449,721)	(6,275,421)	(80,696,575)
Net increase (decrease)	9,346	$100,000	2,362,955	$21,222,483	(309,301)	$(8,005,359)
	Allocation Moderate Portfolio
	Class 1		Class 3
	For the period September 26, 2016@ through March 31, 2017		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,375	$100,000	2,224,122	$25,227,411	1,196,851	$14,824,131
Reinvested dividends	—	—	3,680,841	39,140,168	2,434,405	27,829,686
Shares redeemed	—	—	(4,651,719)	(52,158,451)	(4,440,781)	(53,972,650)
Net increase (decrease)	9,375	$100,000	1,253,244	$12,209,128	(809,525)	$(11,318,833)
	Allocation Balanced Portfolio
	Class 1		Class 3
	For the period September 26, 2016@ through March 31, 2017		For the year ended March 31, 2017		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,607	$100,000	1,990,656	$21,376,824	1,407,510	$16,567,418
Reinvested dividends	—	—	2,643,737	27,429,730	1,946,524	21,474,832
Shares redeemed	—	—	(5,021,413)	(54,436,871)	(4,475,636)	(53,019,125)
Net increase (decrease)	9,607	$100,000	(387,020)	$(5,630,317)	(1,121,602)	$(14,976,875)

@  Commencement of operations

Note 8.  Transactions with Affiliates: The following Portfolios incurred brokerage commissions with affiliated brokers for the year ended March 31, 2017:

Portfolio	Goldman Sachs & Co.	Wells Fargo
Mid Cap Value	$5,001	$3,650
Large Cap Growth	—	431

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust and/or Seasons Series Trust Portfolios and securities issued by American International Group, Inc. ("AIG") or an affiliate thereof. For the year ended March 31, 2017, transactions in these securities were as follows:

Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2016	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2017
American International Group, Inc.	$50,349	$—	$2,274,100	$130,958	$595,157	$258,479	$78,900	$2,147,280

Mid Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2016	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2017
Allied World Assurance Co. Holdings AG	$2,188	$—	$117,853	$—	$43,329	$20,092	$29,054	$123,670

Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2017
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$—	$—	$14,841,276	$689,876	$896,802	$(26,063)	$71,711	$—
Diversified Fixed Income Portfolio, Class 1	165,542	108,569	—	4,846,841	5,707,567	(74,530)	(45,650)	13,699,092
International Equity Portfolio, Class 3	—	—	23,642,611	57,945	5,394,172	815,211	(680,677)	—
International Equity Portfolio, Class 1	296,415	—	—	1,254,600	3,872,684	185,668	1,024,995	17,033,497
Large Cap Growth Portfolio, Class 3	—	—	17,066,641	440,618	2,135,017	473,393	(15,035)	—
Large Cap Growth Portfolio, Class 1	67,736	478,875	—	6,157,780	1,703,650	433,236	733,851	21,451,817
Large Cap Value Portfolio, Class 3	—	—	13,539,406	5,042,695	958,375	298,558	(1,950,285)	—
Large Cap Value Portfolio, Class 1	291,287	568,122	—	3,777,855	2,485,006	840,010	2,865,624	20,970,482
Mid Cap Growth Portfolio, Class 3	—	—	5,520,385	10,440	2,941,472	(5,372)	402,443	—
Mid Cap Growth Portfolio, Class 1	—	134,247	—	294,195	380,500	(19,665)	(83,685)	2,796,769
Mid Cap Value Portfolio, Class 3	—	—	3,732,836	711,393	1,646,690	(21,782)	228,193	—
Mid Cap Value Portfolio, Class 1	31,409	54,182	—	261,340	408,411	(48,029)	318,337	3,127,187
Real Return Portfolio, Class 3	—	—	1,368,764	2,848	314,057	(8,246)	34,053	—
Real Return Portfolio, Class 1	—	—	—	1,009,438	118,309	(1,331)	106	1,973,266
SA Columbia Focused Growth Portfolio, Class 3	—	—	1,488,298	3,831	89,568	(9,397)	386,411	—
SA Columbia Focused Growth Portfolio, Class 1	—	196,943	—	280,143	159,148	(29,182)	(280,395)	1,590,993
SA Columbia Focused Value Portfolio, Class 3	—	—	1,808,321	4,272	197,358	62,748	(448,375)	—
SA Columbia Focused Value Portfolio, Class 1	21,814	158,619	—	285,776	271,076	100,518	483,081	1,827,907
Small Cap Portfolio, Class 3	—	—	4,759,989	12,072	1,362,362	315,983	(505,123)	—
Small Cap Portfolio, Class 1	7,766	54,781	—	280,970	377,698	116,303	738,859	3,978,993
SunAmerica Series Trust
SunAmerica Series Trust High Yield Bond Portfolio, Class 3	—	—	1,825,083	4,004,747	135,381	(1,789)	41,634	—
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	379,226	—	—	669,990	4,767,260	184,555	60,695	1,882,274
SunAmerica Series Trust Real Estate Portfolio, Class 3	—	—	2,700,000	106,620	116,856	4,180	—	—

Allocation Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2017
SunAmerica Series Trust Real Estate Portfolio, Class 1	$61,294	$130,458	$—	$315,367	$2,941,183	$(68,128)	$—	$—
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1	—	—	—	1,002,510	73,892	(21)	1,351	929,948
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	—	—	—	2,109,638	109,453	(427)	155,512	2,155,270
	$1,322,489	$1,884,796	$92,293,610	$33,633,800	$39,563,947	$3,516,401	$3,537,631	$93,417,495

†  Includes reinvestment of distributions paid.

Allocation Moderate Growth Portfolio

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2017
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$—	$—	$149,457,579	$3,833,347	$5,754,812	$198,044	$1,794,840	$—
Diversified Fixed Income Portfolio, Class 1	1,649,799	1,081,999	—	26,855,095	36,216,780	(762,683)	(1,891,662)	137,512,968
International Equity Portfolio, Class 3	—	—	107,139,852	311,326	25,337,610	2,594,079	(4,182,838)	—
International Equity Portfolio, Class 1	1,386,664	—	—	2,052,945	13,633,255	1,469,892	6,322,008	76,736,399
Large Cap Growth Portfolio, Class 3	—	—	85,841,739	1,778,784	10,232,788	2,113,068	(1,419,903)	—
Large Cap Growth Portfolio, Class 1	337,479	2,385,892	—	22,559,907	7,192,736	1,825,587	5,394,266	100,667,924
Large Cap Value Portfolio, Class 3	—	—	66,735,849	23,107,918	3,036,113	1,281,183	(13,615,560)	—
Large Cap Value Portfolio, Class 1	1,444,810	2,817,936	—	12,688,199	10,781,105	4,371,763	18,210,542	98,962,676
Mid Cap Growth Portfolio, Class 3	—	—	22,185,738	42,384	12,735,106	352,883	1,150,835	—
Mid Cap Growth Portfolio, Class 1	—	514,734	—	602,740	857,895	(84,058)	(333,330)	10,324,191
Mid Cap Value Portfolio, Class 3	—	—	15,981,645	47,962	4,831,579	1,382,156	(1,220,789)	—
Mid Cap Value Portfolio, Class 1	130,195	224,594	—	460,922	1,036,355	375,270	1,330,351	12,489,583
Real Return Portfolio, Class 3	—	—	15,063,095	45,820	2,394,400	(49,732)	522,667	—
Real Return Portfolio, Class 1	—	—	—	6,086,554	1,192,656	(50,430)	(154,773)	17,876,145
SA Columbia Focused Growth Portfolio, Class 3	—	—	7,379,457	25,901	291,109	(5,378)	1,450,745	—
SA Columbia Focused Growth Portfolio, Class 1	—	876,737	—	934,453	1,594,018	74,651	(1,141,663)	6,833,039
SA Columbia Focused Value Portfolio, Class 3	—	—	8,913,953	29,325	616,416	315,323	(2,702,665)	—
SA Columbia Focused Value Portfolio, Class 1	113,709	826,816	—	1,013,029	2,063,847	1,051,220	2,349,196	8,289,118
Small Cap Portfolio, Class 3	—	—	18,734,847	58,234	4,707,500	1,887,437	(3,210,277)	—
Small Cap Portfolio, Class 1	32,173	226,945	—	394,346	1,314,248	421,635	3,624,231	15,888,705

Allocation Moderate Growth Portfolio (continued)

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2017
SunAmerica Series Trust
SunAmerica Series Trust High Yield Bond Portfolio, Class 3	$—	$—	$15,718,767	$21,709,008	$722,215	$(15,233)	$89,867	$—
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	2,501,930	—	—	2,817,211	27,442,246	1,707,307	439,263	14,301,729
SunAmerica Series Trust Real Estate Portfolio, Class 3	—	—	10,299,999	3,042,798	1,316,340	91,504	—	—
SunAmerica Series Trust Real Estate Portfolio, Class 1	277,293	590,187	—	969,989	12,691,169	(396,781)	—	—
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1	—	—	—	10,084,759	840,362	(252)	13,363	9,257,508
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	—	—	—	7,050,170	377,757	677	524,287	7,197,377
	$7,874,052	$9,545,840	$523,452,520	$148,603,126	$189,210,417	$20,149,132	$13,343,001	$516,337,362

†  Includes reinvestment of distributions paid.

Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2017
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$—	$—	$119,648,913	$5,455,560	$5,254,468	$5,593	$1,190,848	$—
Diversified Fixed Income Portfolio, Class 1	1,328,912	871,549	—	19,066,208	26,422,750	(649,393)	(1,087,352)	111,953,159
International Equity Portfolio, Class 3	—	—	52,282,989	1,057,198	12,933,616	493,032	(628,450)	—
International Equity Portfolio, Class 1	691,381	—	—	1,220,810	6,486,888	798,592	2,397,927	38,201,594
Large Cap Growth Portfolio, Class 3	—	—	47,881,542	1,194,802	4,764,509	991,383	(2,584,620)	—
Large Cap Growth Portfolio, Class 1	190,267	1,345,141	—	10,874,815	5,029,655	1,252,258	4,809,892	54,625,908
Large Cap Value Portfolio, Class 3	—	—	36,108,833	15,784,996	1,760,446	604,292	(6,739,280)	—
Large Cap Value Portfolio, Class 1	836,613	1,631,718	—	7,299,660	6,410,190	2,126,350	9,892,949	56,907,164
Mid Cap Growth Portfolio, Class 3	—	—	12,052,732	121,392	7,727,386	(974,683)	1,540,300	—
Mid Cap Growth Portfolio, Class 1	—	240,086	—	304,459	407,508	(33,159)	(75,303)	4,800,844
Mid Cap Value Portfolio, Class 3	—	—	7,633,863	130,080	3,194,662	261,507	201,559	—
Mid Cap Value Portfolio, Class 1	53,918	93,012	—	215,267	429,773	(61,224)	406,251	5,162,868
Real Return Portfolio, Class 3	—	—	11,794,884	285,727	1,417,280	(51,811)	350,763	—
Real Return Portfolio, Class 1	—	—	—	2,565,074	955,660	(573)	(87,121)	12,484,003
SA Columbia Focused Growth Portfolio, Class 3	—	—	3,881,817	103,901	161,234	1,770	876,809	—

Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2017
SA Columbia Focused Growth Portfolio, Class 1	$—	$478,517	$—	$531,632	$827,054	$(27,318)	$(659,028)	$3,721,295
SA Columbia Focused Value Portfolio, Class 3	—	—	5,060,351	121,218	677,028	211,844	(1,167,993)	—
SA Columbia Focused Value Portfolio, Class 1	61,792	449,306	—	574,360	1,195,534	378,643	1,121,064	4,426,925
Small Cap Portfolio, Class 3	—	—	10,066,779	216,635	2,581,015	570,458	(807,579)	—
Small Cap Portfolio, Class 1	17,690	124,784	—	256,831	721,278	275,342	1,445,069	8,721,242
SunAmerica Series Trust
SunAmerica Series Trust High Yield Bond Portfolio, Class 3	—	—	12,055,985	12,557,020	554,764	(11,717)	76,453	—
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	1,650,237	—	—	1,969,527	17,002,185	1,216,996	325,803	10,633,118
SunAmerica Series Trust Real Estate Portfolio, Class 3	—	—	4,800,000	129,876	118,453	4,250	—	—
SunAmerica Series Trust Real Estate Portfolio, Class 1	110,892	236,021	—	406,372	5,085,857	(136,188)	—	—
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1	—	—	—	10,134,150	812,241	(214)	13,537	9,335,232
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	—	—	—	3,223,530	177,863	127	240,193	3,285,987
	$4,941,702	$5,470,134	$323,268,688	$95,801,100	$113,109,297	$7,246,157	$11,052,691	$324,259,339

†  Includes reinvestment of distributions paid.

Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2017
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$—	$—	$127,361,777	$2,907,022	$6,268,537	$177,009	$803,742	$—
Diversified Fixed Income Portfolio, Class 1	1,365,207	895,353	—	12,605,925	25,278,084	(197,482)	(1,276,477)	110,834,895
International Equity Portfolio, Class 3	—	—	29,716,424	129,057	7,836,617	591,248	(1,069,372)	—
International Equity Portfolio, Class 1	376,492	—	—	719,224	3,861,793	521,796	1,602,327	20,512,294
Large Cap Growth Portfolio, Class 3	—	—	28,304,988	126,031	2,095,813	434,709	(1,903,743)	—
Large Cap Growth Portfolio, Class 1	108,269	765,434	—	5,992,745	4,609,518	1,323,202	2,765,172	30,337,773
Large Cap Value Portfolio, Class 3	—	—	22,478,560	8,531,736	1,133,530	415,172	(3,997,269)	—
Large Cap Value Portfolio, Class 1	495,450	966,319	—	4,291,212	4,609,673	1,866,361	5,280,941	33,123,510
Mid Cap Growth Portfolio, Class 3	—	—	6,302,906	15,249	5,037,834	(303,252)	402,975	—

Allocation Balanced Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2017
Mid Cap Growth Portfolio, Class 1	$—	$68,369	$—	$90,889	$151,090	$(14,271)	$42,312	$1,347,884
Mid Cap Value Portfolio, Class 3	—	—	4,280,574	15,382	2,938,512	(586,124)	597,291	—
Mid Cap Value Portfolio, Class 1	16,458	28,390	—	69,535	171,105	21,506	268,105	1,556,652
Real Return Portfolio, Class 3	—	—	12,733,326	55,404	1,280,859	(20,005)	352,288	—
Real Return Portfolio, Class 1	—	—	—	3,916,374	1,390,483	389	(98,006)	14,268,428
SA Columbia Focused Growth Portfolio, Class 3	—	—	2,576,812	12,863	112,090	(9,965)	583,395	—
SA Columbia Focused Growth Portfolio, Class 1	—	283,831	—	320,108	763,919	(65,486)	(366,752)	2,174,966
SA Columbia Focused Value Portfolio, Class 3	—	—	3,653,173	14,452	625,441	214,148	(993,813)	—
SA Columbia Focused Value Portfolio, Class 1	41,425	301,215	—	392,013	992,208	443,305	708,851	2,814,480
Small Cap Portfolio, Class 3	—	—	5,184,323	22,200	1,194,597	364,480	(314,075)	—
Small Cap Portfolio, Class 1	8,036	56,687	—	130,554	956,279	246,987	420,475	3,904,068
SunAmerica Series Trust
SunAmerica Series Trust High Yield Bond Portfolio, Class 3	—	—	11,486,044	8,067,065	562,861	(10,973)	37,934	—
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	1,304,375	—	—	1,568,465	12,456,594	1,095,990	335,840	9,560,910
SunAmerica Series Trust Real Estate Portfolio, Class 3	—	—	2,600,000	7,950	66,756	2,736	—	—
SunAmerica Series Trust Real Estate Portfolio, Class 1	58,310	124,105	—	207,293	2,683,311	(67,912)	—	—
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1	—	—	—	10,162,186	1,085,759	(227)	13,089	9,089,289
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	—	—	—	1,515,979	111,962	833	110,110	1,514,960
	$3,774,022	$3,489,703	$256,678,907	$61,886,913	$88,275,225	$6,444,174	$4,305,340	$241,040,109

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets.

At March 31, 2017, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	Allocation Balanced Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	SAST SunAmerica Dynamic Allocation Portfolio	SAST SunAmerica Dynamic Strategy Portfolio
Allocation Balanced	9.46%	90.08%	0.46%	—%	—%	—%	—%	—%	—%
Allocation Growth	6.67	92.63	0.70	—	—	—	—	—	—
Allocation Moderate	6.49	93.11	0.40	—	—	—	—	—	—
Allocation Moderate Growth	5.55	94.26	0.19	—	—	—	—	—	—
Asset Allocation: Diversified Growth	1.03	98.97	—	—	—	—	—	—	—
Diversified Fixed Income	0.06	4.00	—	9.45	1.17	11.72	9.54	55.83	8.23
SA Columbia Focused Growth	0.53	36.52	—	1.62	1.18	5.09	2.77	52.29	—
SA Columbia Focused Value	0.08	7.22	—	0.78	0.51	2.30	1.23	52.24	35.64
International Equity	0.11	5.74	—	3.07	2.55	11.47	5.71	44.19	27.16
Large Cap Growth	0.13	10.70	—	5.75	4.06	19.06	10.35	31.45	18.50
Large Cap Value	0.04	4.80	—	3.23	2.04	9.65	5.55	36.24	38.45
Mid Cap Growth	0.27	20.25	—	0.66	1.36	5.02	2.33	45.09	25.02
Mid Cap Value	0.23	17.14	—	0.55	1.10	4.38	1.81	57.06	17.73
Multi-Managed Growth	1.48	98.52	—	—	—	—	—	—	—
Multi-Managed Moderate Growth	0.85	99.15	—	—	—	—	—	—	—
Multi-Managed Income/Equity	0.52	99.48	—	—	—	—	—	—	—
Multi-Managed Income	0.86	99.14	—	—	—	—	—	—	—
Real Return	3.09	57.30	0.09	2.05	0.28	2.56	1.79	22.68	10.16
Small Cap	0.19	11.20	—	1.31	1.33	5.33	2.92	33.64	44.08
Stock	0.22	22.30	—	—	—	—	—	77.48	—

Note 9.  Investment Concentration: The International Equity Portfolio invests internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, and Diversified Fixed Income Portfolios' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10.  Line of Credit: The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio's ratable portion of an upfront fee in an amount equal to $100,000 in the aggregate for the committed and uncommitted lines of credit and the committed line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. The $100,000 upfront fee is inclusive of a closing fee of 5 basis points on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the year ended March 31, 2017, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	54	$366	$133,844	1.82%
Multi-Managed Moderate Growth	36	200	104,469	1.88
Multi-Managed Income/Equity	48	319	125,523	1.92
Multi-Managed Income	7	45	114,427	2.01
Asset Allocation: Diversified Growth	2	37	306,418	2.20
Large Cap Growth	14	125	176,108	1.84
Large Cap Value	137	2,958	429,802	1.84
Mid Cap Growth	7	277	817,810	1.75
Mid Cap Value	25	1,806	1,352,626	1.77
Small Cap	33	835	490,476	1.88
International Equity	36	3,039	1,507,534	1.89

As of March 31, 2017, there were no outstanding borrowing.

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended March 31, 2017, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
Stock	$704,811	$305,303	$31,054
Large Cap Value	3,873,609	2,107,377	172,678
Mid Cap Value	65,324	175,158	61,347

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2017, none of the Portfolios participated in this program.

Note 13.  Unfunded Loan Commitments: At March 31, 2017, the Diversified Fixed Income Portfolio had the following unfunded loan commitment which may be extended at the option of the Borrower:

Borrower	Principal Type	Maturity Date	Amount	Value
Go Daddy Operating Co., LLC	Delayed Draw	02/15/2024	$99,850	$99,877

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/13	$16.80	$0.09	$0.97	$1.06	$(0.10)	$—	$(0.10)	$17.76	6.37%	$12,124	1.31%	0.56%	85%
03/31/14	17.76	0.09	2.89	2.98	(0.13)	(0.45)	(0.58)	20.16	16.90	13,202	1.28	0.43	80
03/31/15	20.16	0.13	2.19	2.32	(0.10)	(3.07)	(3.17)	19.31	12.54	12,718	1.17	0.62	67
03/31/16	19.31	0.10	(0.64)	(0.54)	(0.12)	(2.76)	(2.88)	15.89	(2.79)	10,696	1.19	0.56	51
03/31/17	15.89	0.08	1.74	1.82	(0.10)	(1.13)	(1.23)	16.48	11.72	10,069	1.22	0.51	48
Multi-Managed Growth Portfolio Class 2
03/31/13	16.78	0.07	0.97	1.04	(0.07)	—	(0.07)	17.75	6.24	23,299	1.46	0.41	85
03/31/14	17.75	0.06	2.89	2.95	(0.10)	(0.45)	(0.55)	20.15	16.73	24,035	1.43	0.28	80
03/31/15	20.15	0.10	2.18	2.28	(0.07)	(3.07)	(3.14)	19.29	12.31	23,033	1.32	0.47	67
03/31/16	19.29	0.07	(0.63)	(0.56)	(0.09)	(2.76)	(2.85)	15.88	(2.90)	19,939	1.34	0.40	51
03/31/17	15.88	0.06	1.73	1.79	(0.07)	(1.13)	(1.20)	16.47	11.54	19,227	1.37	0.36	48
Multi-Managed Growth Portfolio Class 3
03/31/13	16.75	0.05	0.98	1.03	(0.06)	—	(0.06)	17.72	6.15	32,255	1.56	0.31	85
03/31/14	17.72	0.04	2.88	2.92	(0.09)	(0.45)	(0.54)	20.10	16.58	38,236	1.52	0.19	80
03/31/15	20.10	0.07	2.19	2.26	(0.05)	(3.07)	(3.12)	19.24	12.23	35,817	1.42	0.37	67
03/31/16	19.24	0.05	(0.63)	(0.58)	(0.06)	(2.76)	(2.82)	15.84	(3.00)	27,626	1.44	0.30	51
03/31/17	15.84	0.04	1.74	1.78	(0.05)	(1.13)	(1.18)	16.44	11.46	26,332	1.47	0.26	48

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17
Multi-Managed Growth Portfolio Class 1	0.00%	0.01%	0.00%	0.00%	0.00%
Multi-Managed Growth Portfolio Class 2	0.00	0.01	0.00	0.00	0.00
Multi-Managed Growth Portfolio Class 3	0.00	0.01	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/13	$14.38	$0.14	$0.72	$0.86	$(0.18)	$(0.62)	$(0.80)	$14.44	6.28%	$13,546	1.11%	0.97%	90%
03/31/14	14.44	0.12	1.76	1.88	(0.15)	(0.82)	(0.97)	15.35	13.24	13,622	1.09	0.78	74
03/31/15	15.35	0.15	1.39	1.54	(0.13)	(1.71)	(1.84)	15.05	10.74	13,247	1.02	0.98	71
03/31/16	15.05	0.14	(0.46)	(0.32)	(0.20)	(2.10)	(2.30)	12.43	(2.00)	10,538	1.04	1.01	48
03/31/17	12.43	0.13	1.11	1.24	(0.16)	(0.98)	(1.14)	12.53	10.24	9,579	1.07	1.02	44
Multi-Managed Moderate Growth Portfolio Class 2
03/31/13	14.35	0.12	0.73	0.85	(0.16)	(0.62)	(0.78)	14.42	6.17	54,283	1.26	0.82	90
03/31/14	14.42	0.10	1.76	1.86	(0.13)	(0.82)	(0.95)	15.33	13.08	55,102	1.24	0.63	74
03/31/15	15.33	0.13	1.38	1.51	(0.11)	(1.71)	(1.82)	15.02	10.51	52,837	1.17	0.83	71
03/31/16	15.02	0.12	(0.45)	(0.33)	(0.18)	(2.10)	(2.28)	12.41	(2.12)	44,942	1.19	0.86	48
03/31/17	12.41	0.11	1.10	1.21	(0.13)	(0.98)	(1.11)	12.51	10.06	42,741	1.22	0.86	44
Multi-Managed Moderate Growth Portfolio Class 3
03/31/13	14.33	0.10	0.72	0.82	(0.14)	(0.62)	(0.76)	14.39	6.01	53,393	1.36	0.72	90
03/31/14	14.39	0.08	1.75	1.83	(0.12)	(0.82)	(0.94)	15.28	12.95	78,568	1.33	0.54	74
03/31/15	15.28	0.11	1.39	1.50	(0.10)	(1.71)	(1.81)	14.97	10.46	71,822	1.27	0.73	71
03/31/16	14.97	0.11	(0.46)	(0.35)	(0.14)	(2.10)	(2.24)	12.38	(2.25)	40,753	1.29	0.75	48
03/31/17	12.38	0.10	1.10	1.20	(0.11)	(0.98)	(1.09)	12.49	9.95	38,030	1.32	0.76	44

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17
Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.01%	0.00%	0.00%	0.00%
Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.01	0.00	0.00	0.00
Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.01	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/13	$12.72	$0.22	$0.64	$0.86	$(0.33)	$(0.56)	$(0.89)	$12.69	6.95%	$12,352	1.09%	1.70%	60%
03/31/14	12.69	0.17	0.65	0.82	(0.22)	(0.50)	(0.72)	12.79	6.65	12,165	1.05	1.35	77
03/31/15	12.79	0.19	0.82	1.01	(0.19)	(1.00)	(1.19)	12.61	8.20	11,927	1.00	1.45	86
03/31/16	12.61	0.19	(0.22)	(0.03)	(0.27)	(1.30)	(1.57)	11.01	(0.11)	9,748	1.02	1.60	45
03/31/17	11.01	0.18	0.47	0.65	(0.19)	(0.48)	(0.67)	10.99	6.03	8,749	1.06	1.57	42
Multi-Managed Income/Equity Portfolio Class 2
03/31/13	12.69	0.20	0.64	0.84	(0.30)	(0.56)	(0.86)	12.67	6.86	50,239	1.24	1.55	60
03/31/14	12.67	0.15	0.65	0.80	(0.20)	(0.50)	(0.70)	12.77	6.48	46,030	1.20	1.20	77
03/31/15	12.77	0.17	0.82	0.99	(0.17)	(1.00)	(1.17)	12.59	8.03	44,486	1.15	1.31	86
03/31/16	12.59	0.17	(0.22)	(0.05)	(0.25)	(1.30)	(1.55)	10.99	(0.28)	37,891	1.17	1.45	45
03/31/17	10.99	0.16	0.47	0.63	(0.17)	(0.48)	(0.65)	10.97	5.85	35,229	1.22	1.42	42
Multi-Managed Income/Equity Portfolio Class 3
03/31/13	12.67	0.19	0.64	0.83	(0.29)	(0.56)	(0.85)	12.65	6.76	32,130	1.34	1.45	60
03/31/14	12.65	0.14	0.64	0.78	(0.20)	(0.50)	(0.70)	12.73	6.33	49,269	1.29	1.09	77
03/31/15	12.73	0.16	0.82	0.98	(0.16)	(1.00)	(1.16)	12.55	7.98	45,831	1.25	1.21	86
03/31/16	12.55	0.17	(0.23)	(0.06)	(0.21)	(1.30)	(1.51)	10.98	(0.35)	23,038	1.26	1.34	45
03/31/17	10.98	0.15	0.46	0.61	(0.14)	(0.48)	(0.62)	10.97	5.67	20,590	1.31	1.32	42

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.01%	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.01	0.00	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.01	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/13	$12.53	$0.23	$0.52	$0.75	$(0.32)	$(0.57)	$(0.89)	$12.39	6.09%	$11,480	1.08%	1.81%	56%
03/31/14	12.39	0.20	0.18	0.38	(0.25)	(0.42)	(0.67)	12.10	3.20	10,622	1.05	1.59	63
03/31/15	12.10	0.22	0.53	0.75	(0.22)	(0.53)	(0.75)	12.10	6.30	9,975	1.00	1.81	87
03/31/16	12.10	0.24	(0.22)	0.02	(0.28)	(0.82)	(1.10)	11.02	0.29	6,841	1.01	2.01	46
03/31/17	11.02	0.22	0.27	0.49	(0.23)	(0.24)	(0.47)	11.04	4.50	6,106	1.08	1.95	41
Multi-Managed Income Portfolio Class 2
03/31/13	12.51	0.21	0.52	0.73	(0.30)	(0.57)	(0.87)	12.37	5.93	42,792	1.23	1.66	56
03/31/14	12.37	0.18	0.18	0.36	(0.23)	(0.42)	(0.65)	12.08	3.02	37,405	1.21	1.44	63
03/31/15	12.08	0.20	0.53	0.73	(0.20)	(0.53)	(0.73)	12.08	6.13	36,076	1.15	1.65	87
03/31/16	12.08	0.22	(0.22)	0.00	(0.26)	(0.82)	(1.08)	11.00	0.11	30,780	1.17	1.87	46
03/31/17	11.00	0.20	0.28	0.48	(0.21)	(0.24)	(0.45)	11.03	4.41	29,068	1.23	1.80	41
Multi-Managed Income Portfolio Class 3
03/31/13	12.49	0.20	0.52	0.72	(0.29)	(0.57)	(0.86)	12.35	5.83	29,548	1.33	1.56	56
03/31/14	12.35	0.16	0.18	0.34	(0.23)	(0.42)	(0.65)	12.04	2.84	38,707	1.29	1.32	63
03/31/15	12.04	0.19	0.52	0.71	(0.18)	(0.53)	(0.71)	12.04	6.06	36,255	1.25	1.55	87
03/31/16	12.04	0.21	(0.22)	(0.01)	(0.23)	(0.82)	(1.05)	10.98	0.01	20,719	1.26	1.75	46
03/31/17	10.98	0.19	0.28	0.47	(0.18)	(0.24)	(0.42)	11.03	4.35	17,689	1.33	1.70	41

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/13	$10.30	$0.20	$0.99	$1.19	$(0.24)	$—	$(0.24)	$11.25	11.77%	$22,692	1.05%	1.90%	67%
03/31/14	11.25	0.20	1.86	2.06	(0.33)	—	(0.33)	12.98	18.43	22,898	1.01	1.63	61
03/31/15	12.98	0.18	1.17	1.35	(0.24)	(0.10)	(0.34)	13.99	10.56	21,958	0.99	1.36	79
03/31/16	13.99	0.19	(0.85)	(0.66)	(0.43)	(1.42)	(1.85)	11.48	(4.69)	17,363	0.98	1.46	94
03/31/17	11.48	0.17	1.38	1.55	(0.11)	(1.07)	(1.18)	11.85	13.98	15,897	1.04	1.41	106
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/13	10.29	0.18	0.99	1.17	(0.22)	—	(0.22)	11.24	11.58	77,266	1.20	1.75	67
03/31/14	11.24	0.18	1.86	2.04	(0.31)	—	(0.31)	12.97	18.26	74,099	1.16	1.48	61
03/31/15	12.97	0.16	1.17	1.33	(0.22)	(0.10)	(0.32)	13.98	10.39	70,798	1.14	1.21	79
03/31/16	13.98	0.17	(0.85)	(0.68)	(0.41)	(1.42)	(1.83)	11.47	(4.88)	60,314	1.13	1.31	94
03/31/17	11.47	0.15	1.39	1.54	(0.09)	(1.07)	(1.16)	11.85	13.88	57,135	1.19	1.26	106
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/13	10.27	0.17	0.99	1.16	(0.21)	—	(0.21)	11.22	11.50	67,530	1.30	1.65	67
03/31/14	11.22	0.17	1.86	2.03	(0.30)	—	(0.30)	12.95	18.18	65,734	1.26	1.38	61
03/31/15	12.95	0.15	1.17	1.32	(0.21)	(0.10)	(0.31)	13.96	10.28	61,850	1.24	1.11	79
03/31/16	13.96	0.16	(0.85)	(0.69)	(0.40)	(1.42)	(1.82)	11.45	(5.00)	51,394	1.23	1.21	94
03/31/17	11.45	0.14	1.39	1.53	(0.08)	(1.07)	(1.15)	11.83	13.77	49,593	1.29	1.16	106

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17
Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.00	0.00	0.00	0.00
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17
Asset Allocation: Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.10

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Stock Portfolio Class 1
03/31/13	$17.45	$0.02	$1.21	$1.23	$—	$—	$—	$18.68	7.05%	$107,950	0.94%	0.11%	35%
03/31/14	18.68	(0.05)	5.08	5.03	—	(0.85)	(0.85)	22.86	27.01	237,515	0.91	(0.23)	36
03/31/15	22.86	(0.03)	3.70	3.67	—	(1.25)	(1.25)	25.28	16.53	381,906	0.88	(0.15)	32
03/31/16	25.28	(0.05)	(0.22)	(0.27)	—	(1.80)	(1.80)	23.21	(1.32)	387,062	0.87	(0.19)	43
03/31/17	23.21	(0.01)	4.13	4.12	—	(2.54)	(2.54)	24.79	18.78	357,120	0.87	(0.04)	38
Stock Portfolio Class 2
03/31/13	17.26	(0.03)	1.23	1.20	—	—	—	18.46	6.95	61,041	1.11	(0.15)	35
03/31/14	18.46	(0.08)	5.02	4.94	—	(0.85)	(0.85)	22.55	26.84	58,280	1.06	(0.38)	36
03/31/15	22.55	(0.07)	3.65	3.58	—	(1.25)	(1.25)	24.88	16.36	55,803	1.03	(0.30)	32
03/31/16	24.88	(0.08)	(0.23)	(0.31)	—	(1.80)	(1.80)	22.77	(1.51)	47,757	1.02	(0.34)	43
03/31/17	22.77	(0.05)	4.05	4.00	—	(2.54)	(2.54)	24.23	18.61	45,160	1.02	(0.19)	38
Stock Portfolio Class 3
03/31/13	17.16	(0.04)	1.21	1.17	—	—	—	18.33	6.82	55,215	1.21	(0.25)	35
03/31/14	18.33	(0.10)	4.98	4.88	—	(0.85)	(0.85)	22.36	26.70	53,760	1.16	(0.48)	36
03/31/15	22.36	(0.09)	3.62	3.53	—	(1.25)	(1.25)	24.64	16.27	50,706	1.13	(0.40)	32
03/31/16	24.64	(0.11)	(0.22)	(0.33)	—	(1.80)	(1.80)	22.51	(1.61)	42,384	1.12	(0.44)	43
03/31/17	22.51	(0.07)	4.00	3.93	—	(2.54)	(2.54)	23.90	18.52	39,088	1.12	(0.29)	38

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/13	$11.04	$0.09	$0.98	$1.07	$(0.06)	$(0.39)	$(0.45)	$11.66	10.06%	$39,935	0.89%	0.90%	31%
03/31/14	11.66	0.06	2.55	2.61	(0.08)	(0.47)	(0.55)	13.72	22.60	158,516	0.85	0.47	69
03/31/15	13.72	0.08	2.07	2.15	(0.06)	(2.01)	(2.07)	13.80	16.61	216,793	0.84	0.57	43
03/31/16	13.80	0.07	(0.07)	(0.00)	(0.07)	(1.28)	(1.35)	12.45	(0.04)	244,613	0.83	0.53	46
03/31/17	12.45	0.07	1.63	1.70	(0.06)	(0.40)	(0.46)	13.69	13.96	475,135	0.82	0.58	47
Large Cap Growth Portfolio Class 2
03/31/13	10.89	0.07	0.97	1.04	(0.04)	(0.39)	(0.43)	11.50	9.90	41,043	1.04	0.66	31
03/31/14	11.50	0.04	2.51	2.55	(0.06)	(0.47)	(0.53)	13.52	22.38	41,595	1.01	0.32	69
03/31/15	13.52	0.06	2.04	2.10	(0.03)	(2.01)	(2.04)	13.58	16.52	41,272	0.98	0.41	43
03/31/16	13.58	0.05	(0.07)	(0.02)	(0.05)	(1.28)	(1.33)	12.23	(0.20)	35,318	0.98	0.37	46
03/31/17	12.23	0.05	1.60	1.65	(0.04)	(0.40)	(0.44)	13.44	13.79	33,597	0.97	0.40	47
Large Cap Growth Portfolio Class 3
03/31/13	10.82	0.06	0.96	1.02	(0.03)	(0.39)	(0.42)	11.42	9.76	210,063	1.14	0.57	31
03/31/14	11.42	0.03	2.50	2.53	(0.05)	(0.47)	(0.52)	13.43	22.31	211,518	1.11	0.22	69
03/31/15	13.43	0.04	2.03	2.07	(0.02)	(2.01)	(2.03)	13.47	16.35	195,439	1.08	0.31	43
03/31/16	13.47	0.04	(0.08)	(0.04)	(0.04)	(1.28)	(1.32)	12.11	(0.35)	199,168	1.08	0.28	46
03/31/17	12.11	0.03	1.60	1.63	(0.03)	(0.40)	(0.43)	13.31	13.73	18,151	1.06	0.18	47

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17
Large Cap Growth Portfolio Class 1	0.00%	0.01%	0.00%	0.00%	0.00%
Large Cap Growth Portfolio Class 2	0.00	0.01	0.00	0.00	0.00
Large Cap Growth Portfolio Class 3	0.00	0.01	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/13	$12.00	$0.20	$1.60	$1.80	$(0.17)	$—	$(0.17)	$13.63	15.18%	$117,872	0.88%	1.70%	31%
03/31/14	13.63	0.27	2.35	2.62	(0.15)	—	(0.15)	16.10	19.27	392,153	0.82	1.87	31
03/31/15	16.10	0.25	0.90	1.15	(0.19)	(0.02)	(0.21)	17.04	7.16	672,766	0.79	1.55	27
03/31/16	17.04	0.30	(0.87)	(0.57)	(0.23)	(0.87)	(1.10)	15.37	(3.19)	771,124	0.78	1.87	62
03/31/17	15.37	0.29	2.46	2.75	(0.28)	(0.54)	(0.82)	17.30	18.05	979,942	0.78	1.78	43
Large Cap Value Portfolio Class 2
03/31/13	11.98	0.20	1.59	1.79	(0.15)	—	(0.15)	13.62	15.09	39,393	1.03	1.60	31
03/31/14	13.62	0.24	2.35	2.59	(0.13)	—	(0.13)	16.08	19.04	39,393	0.98	1.59	31
03/31/15	16.08	0.23	0.89	1.12	(0.16)	(0.02)	(0.18)	17.02	7.00	36,827	0.94	1.39	27
03/31/16	17.02	0.27	(0.86)	(0.59)	(0.20)	(0.87)	(1.07)	15.36	(3.32)	29,350	0.93	1.69	62
03/31/17	15.36	0.27	2.45	2.72	(0.25)	(0.54)	(0.79)	17.29	17.90	29,795	0.93	1.61	43
Large Cap Value Portfolio Class 3
03/31/13	11.97	0.18	1.58	1.76	(0.14)	—	(0.14)	13.59	14.84	261,514	1.13	1.50	31
03/31/14	13.59	0.22	2.35	2.57	(0.11)	—	(0.11)	16.05	18.98	280,113	1.08	1.51	31
03/31/15	16.05	0.22	0.88	1.10	(0.14)	(0.02)	(0.16)	16.99	6.91	271,186	1.04	1.29	27
03/31/16	16.99	0.26	(0.87)	(0.61)	(0.16)	(0.87)	(1.03)	15.35	(3.42)	155,929	1.03	1.56	62
03/31/17	15.35	0.25	2.46	2.71	(0.24)	(0.54)	(0.78)	17.28	17.80	16,087	1.02	1.28	43
Mid Cap Growth Portfolio Class 1
03/31/13	13.17	0.01	1.46	1.47	—	(0.48)	(0.48)	14.16	11.66	30,299	1.07	0.08	61
03/31/14	14.16	(0.02)	3.38	3.36	—	(0.43)	(0.43)	17.09	23.88	82,505	0.99	(0.15)	55
03/31/15	17.09	(0.02)	2.21	2.19	—	(1.42)	(1.42)	17.86	13.56	140,381	0.94	(0.13)	48
03/31/16	17.86	(0.01)	(1.19)	(1.20)	—	(1.02)	(1.02)	15.64	(6.77)	137,158	0.94	(0.08)	47
03/31/17	15.64	(0.01)	2.33	2.32	—	(0.87)	(0.87)	17.09	15.14	166,759	0.94	(0.04)	47
Mid Cap Growth Portfolio Class 2
03/31/13	12.86	(0.02)	1.44	1.42	—	(0.48)	(0.48)	13.80	11.55	28,219	1.24	(0.14)	61
03/31/14	13.80	(0.05)	3.30	3.25	—	(0.43)	(0.43)	16.62	23.70	30,749	1.15	(0.33)	55
03/31/15	16.62	(0.05)	2.15	2.10	—	(1.42)	(1.42)	17.30	13.40	28,242	1.09	(0.29)	48
03/31/16	17.30	(0.04)	(1.14)	(1.18)	—	(1.02)	(1.02)	15.10	(6.87)	22,390	1.09	(0.23)	47
03/31/17	15.10	(0.03)	2.23	2.20	—	(0.87)	(0.87)	16.43	14.89	22,024	1.09	(0.20)	47
Mid Cap Growth Portfolio Class 3
03/31/13	12.70	(0.03)	1.42	1.39	—	(0.48)	(0.48)	13.61	11.46	56,673	1.34	(0.24)	61
03/31/14	13.61	(0.07)	3.26	3.19	—	(0.43)	(0.43)	16.37	23.59	50,088	1.25	(0.43)	55
03/31/15	16.37	(0.06)	2.11	2.05	—	(1.42)	(1.42)	17.00	13.30	53,768	1.19	(0.38)	48
03/31/16	17.00	(0.05)	(1.14)	(1.19)	—	(1.02)	(1.02)	14.79	(7.06)	61,932	1.19	(0.30)	47
03/31/17	14.79	(0.06)	2.21	2.15	—	(0.87)	(0.87)	16.07	14.86	15,080	1.18	(0.35)	47

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/13	$14.35	$0.16	$2.39	$2.55	$(0.09)	$—	$(0.09)	$16.81	17.86%	$59,774	0.99%	1.13%	62%
03/31/14	16.81	0.18	3.35	3.53	(0.14)	—	(0.14)	20.20	21.05	164,147	0.93	0.98	68
03/31/15	20.20	0.13	1.99	2.12	(0.18)	(1.72)	(1.90)	20.42	11.09	193,319	0.91	0.64	95
03/31/16	20.42	0.19	(1.53)	(1.34)	(0.11)	(3.15)	(3.26)	15.82	(5.94)	233,605	0.91	1.05	67
03/31/17	15.82	0.17	2.61	2.78	(0.19)	(0.32)	(0.51)	18.09	17.65	238,924	0.91	1.02	84
Mid Cap Value Portfolio Class 2
03/31/13	14.31	0.13	2.40	2.53	(0.06)	—	(0.06)	16.78	17.77	35,708	1.14	0.89	62
03/31/14	16.78	0.13	3.36	3.49	(0.11)	—	(0.11)	20.16	20.86	36,743	1.08	0.72	68
03/31/15	20.16	0.09	1.99	2.08	(0.14)	(1.72)	(1.86)	20.38	10.93	34,526	1.06	0.45	95
03/31/16	20.38	0.15	(1.52)	(1.37)	(0.08)	(3.15)	(3.23)	15.78	(6.12)	27,278	1.06	0.84	67
03/31/17	15.78	0.15	2.60	2.75	(0.16)	(0.32)	(0.48)	18.05	17.52	27,352	1.06	0.86	84
Mid Cap Value Portfolio Class 3
03/31/13	14.29	0.12	2.39	2.51	(0.06)	—	(0.06)	16.74	17.61	163,073	1.24	0.80	62
03/31/14	16.74	0.11	3.35	3.46	(0.09)	—	(0.09)	20.11	20.71	133,694	1.18	0.60	68
03/31/15	20.11	0.07	1.99	2.06	(0.11)	(1.72)	(1.83)	20.34	10.83	114,177	1.16	0.34	95
03/31/16	20.34	0.13	(1.51)	(1.38)	(0.06)	(3.15)	(3.21)	15.75	(6.18)	51,112	1.15	0.65	67
03/31/17	15.75	0.12	2.60	2.72	(0.14)	(0.32)	(0.46)	18.01	17.35	18,771	1.16	0.65	84
Small Cap Portfolio Class 1
03/31/13	10.18	0.02	1.01	1.03	—	—	—	11.21	10.12	27,441	1.05	0.24	115
03/31/14	11.21	0.05	2.84	2.89	—	—	—	14.10	25.78	95,264	0.99	0.37	41
03/31/15	14.10	0.06	0.71	0.77	(0.03)	(0.56)	(0.59)	14.28	5.78	147,337	0.94	0.46	40
03/31/16	14.28	0.04	(1.38)	(1.34)	(0.05)	(0.95)	(1.00)	11.94	(9.43)	243,707	0.93	0.32	65
03/31/17	11.94	0.03	2.34	2.37	(0.03)	(0.20)	(0.23)	14.08	19.77	266,149	0.91	0.27	33
Small Cap Portfolio Class 2
03/31/13	9.99	(0.00)	1.00	1.00	—	—	—	10.99	10.01	25,992	1.20	(0.02)	115
03/31/14	10.99	0.02	2.79	2.81	—	—	—	13.80	25.57	27,478	1.15	0.14	41
03/31/15	13.80	0.03	0.71	0.74	(0.01)	(0.56)	(0.57)	13.97	5.65	23,823	1.09	0.25	40
03/31/16	13.97	0.02	(1.35)	(1.33)	(0.03)	(0.95)	(0.98)	11.66	(9.61)	18,131	1.08	0.13	65
03/31/17	11.66	0.01	2.29	2.30	(0.01)	(0.20)	(0.21)	13.75	19.65	18,708	1.06	0.11	33
Small Cap Portfolio Class 3
03/31/13	9.88	(0.01)	0.99	0.98	—	—	—	10.86	9.92	93,909	1.30	(0.10)	115
03/31/14	10.86	0.01	2.75	2.76	—	—	—	13.62	25.41	96,671	1.25	0.04	41
03/31/15	13.62	0.02	0.70	0.72	—	(0.56)	(0.56)	13.78	5.60	85,401	1.19	0.15	40
03/31/16	13.78	0.00	(1.33)	(1.33)	—	(0.95)	(0.95)	11.50	(9.70)	51,317	1.17	0.01	65
03/31/17	11.50	(0.01)	2.26	2.25	—	(0.20)	(0.20)	13.55	19.51	12,528	1.16	(0.09)	33

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17
Mid Cap Value Class 1	0.00%	0.00%	0.00%	0.01%	0.00%
Mid Cap Value Class 2	0.00	0.00	0.00	0.01	0.00
Mid Cap Value Class 3	0.00	0.00	0.00	0.01	0.01
Small Cap Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
Small Cap Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Small Cap Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/13	$7.44	$0.08	$0.56	$0.64	$(0.11)	$—	$(0.11)	$7.97	8.76%	$105,553	1.10	%(1)	1.21	%(1)	50%
03/31/14	7.97	0.15	0.99	1.14	(0.10)	—	(0.10)	9.01	14.32	268,032	1.03	(1)	1.84	(1)	52
03/31/15	9.01	0.14	(0.20)	(0.06)	(0.14)	—	(0.14)	8.81	(0.62)	421,202	0.99	(1)(2)	1.58	(1)(2)	64
03/31/16	8.81	0.13	(1.00)	(0.87)	(0.11)	—	(0.11)	7.83	(9.94)	500,027	0.92	(1)(2)	1.63	(1)(2)	28
03/31/17	7.83	0.14	0.68	0.82	(0.15)	—	(0.15)	8.50	10.65	630,997	0.93	(1)(2)	1.82	(1)(2)	50
International Equity Portfolio Class 2
03/31/13	7.45	0.10	0.53	0.63	(0.10)	—	(0.10)	7.98	8.55	30,852	1.26	(1)	1.38	(1)	50
03/31/14	7.98	0.14	0.98	1.12	(0.09)	—	(0.09)	9.01	14.00	30,386	1.18	(1)	1.65	(1)	52
03/31/15	9.01	0.13	(0.20)	(0.07)	(0.12)	—	(0.12)	8.82	(0.68)	28,805	1.13	(1)(2)	1.46	(1)(2)	64
03/31/16	8.82	0.13	(1.02)	(0.89)	(0.09)	—	(0.09)	7.84	(10.09)	22,223	1.08	(1)(2)	1.52	(1)(2)	28
03/31/17	7.84	0.15	0.66	0.81	(0.14)	—	(0.14)	8.51	10.46	20,693	1.08	(1)(2)	1.84	(1)(2)	50
International Equity Portfolio Class 3
03/31/13	7.43	0.09	0.53	0.62	(0.10)	—	(0.10)	7.95	8.40	300,965	1.36	(1)	1.22	(1)	50
03/31/14	7.95	0.14	0.97	1.11	(0.08)	—	(0.08)	8.98	13.95	266,042	1.29	(1)	1.56	(1)	52
03/31/15	8.98	0.12	(0.20)	(0.08)	(0.11)	—	(0.11)	8.79	(0.80)	266,271	1.23	(1)(2)	1.35	(1)(2)	64
03/31/16	8.79	0.12	(1.02)	(0.90)	(0.08)	—	(0.08)	7.81	(10.21)	231,504	1.18	(1)(2)	1.40	(1)(2)	28
03/31/17	7.81	0.27	0.53	0.80	(0.13)	—	(0.13)	8.48	10.38	17,067	1.17	(1)(2)	2.85	(1)(2)	50
Diversified Fixed Income Portfolio Class 1
03/31/13	11.93	0.22	0.29	0.51	(0.26)	(0.18)	(0.44)	12.00	4.32	152,429	0.73		1.94		87
03/31/14	12.00	0.20	(0.31)	(0.11)	(0.20)	(0.11)	(0.31)	11.58	(0.87)	402,275	0.70		1.77		88
03/31/15	11.58	0.22	0.33	0.55	(0.21)	—	(0.21)	11.92	4.75	637,855	0.69		1.92		56
03/31/16	11.92	0.23	(0.10)	0.13	(0.23)	(0.08)	(0.31)	11.74	1.15	750,909	0.68		1.99		37
03/31/17	11.74	0.25	(0.10)	0.15	(0.14)	(0.09)	(0.23)	11.66	1.37	1,128,112	0.67		2.15		40
Diversified Fixed Income Portfolio Class 2
03/31/13	11.90	0.22	0.27	0.49	(0.24)	(0.18)	(0.42)	11.97	4.15	52,467	0.88		1.83		87
03/31/14	11.97	0.19	(0.31)	(0.12)	(0.18)	(0.11)	(0.29)	11.56	(0.98)	41,776	0.85		1.66		88
03/31/15	11.56	0.21	0.32	0.53	(0.19)	—	(0.19)	11.90	4.58	38,732	0.84		1.78		56
03/31/16	11.90	0.22	(0.10)	0.12	(0.21)	(0.08)	(0.29)	11.73	1.05	35,485	0.83		1.84		37
03/31/17	11.73	0.24	(0.10)	0.14	(0.13)	(0.09)	(0.22)	11.65	1.22	28,136	0.82		2.01		40
Diversified Fixed Income Portfolio Class 3
03/31/13	11.86	0.21	0.27	0.48	(0.24)	(0.18)	(0.42)	11.92	4.04	499,708	0.99		1.73		87
03/31/14	11.92	0.18	(0.31)	(0.13)	(0.17)	(0.11)	(0.28)	11.51	(1.07)	465,097	0.95		1.55		88
03/31/15	11.51	0.20	0.31	0.51	(0.17)	—	(0.17)	11.85	4.48	405,074	0.94		1.68		56
03/31/16	11.85	0.20	(0.11)	0.09	(0.20)	(0.08)	(0.28)	11.66	0.83	436,441	0.93		1.74		37
03/31/17	11.66	0.29	(0.17)	0.12	(0.11)	(0.09)	(0.20)	11.58	1.13	16,843	0.92		1.92		40

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17
International Equity Portfolio Class 1	0.01%	0.01%	0.01%	0.00%	0.00%
International Equity Portfolio Class 2	0.01	0.01	0.01	0.00	0.00
International Equity Portfolio Class 3	0.01	0.01	0.01	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/15	03/31/16	03/31/17
International Equity Portfolio Class 1	0.01%	0.04%	0.04%
International Equity Portfolio Class 2	0.01	0.04	0.04
International Equity Portfolio Class 3	0.01	0.04	0.04

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets	Portfolio turnover
Real Return Portfolio Class 1
03/31/13	$10.25	$(0.02)	$0.36	$0.34	$(0.28)	$—	$(0.28)	$10.31	3.28%	$71,823	0.68%		(0.25)%	89%
03/31/14	10.31	(0.01)	(0.46)	(0.47)	(0.10)	—	(0.10)	9.74	(4.60)	169,055	0.64		(0.08)	39
03/31/15	9.74	(0.09)	0.29	0.20	—	—	—	9.94	2.05	189,273	0.64		(0.95)	128
03/31/16	9.94	0.01	0.01	0.02	(0.41)	—	(0.41)	9.55	0.24	156,274	0.63		0.09	32
03/31/17	9.55	0.08	0.11	0.19	—	—	—	9.74	1.99	275,808	0.62	(1)	0.86 (1)	53
Real Return Portfolio Class 3
03/31/13	10.25	(0.00)	0.30	0.30	(0.27)	—	(0.27)	10.28	2.95	427,741	0.93		(0.02)	89
03/31/14	10.28	(0.01)	(0.49)	(0.50)	(0.07)	—	(0.07)	9.71	(4.82)	466,940	0.90		(0.09)	39
03/31/15	9.71	(0.09)	0.26	0.17	—	—	—	9.88	1.75	499,722	0.89		(0.92)	128
03/31/16	9.88	(0.01)	0.01	(0.00)	(0.38)	—	(0.38)	9.50	0.07	440,312	0.88		(0.08)	32
03/31/17	9.50	0.07	0.09	0.16	—	—	—	9.66	1.68	418,436	0.87	(1)	0.75 (1)	53

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/17
Real Return Portfolio Class 1	0.02%
Real Return Portfolio Class 3	0.02

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Columbia Focused Growth Portfolio Class 1
03/31/13	$10.00	$0.01	$0.31	$0.32	$—	$(0.05)	$(0.05)	$10.27	3.19%	$44,125	1.11%		0.13%		157%
03/31/14	10.27	(0.03)	2.53	2.50	—	(0.90)	(0.90)	11.87	24.53	69,895	1.08		(0.31)		88
03/31/15	11.87	(0.04)	1.29	1.25	—	(2.37)	(2.37)	10.75	11.44	103,468	1.07		(0.36)		90
03/31/16	10.75	(0.04)	(1.10)	(1.14)	—	(1.00)	(1.00)	8.61	(11.42)	143,792	0.85	(2)	(0.42	)(2)	140
03/31/17	8.61	(0.04)	1.51	1.47	—	(1.28)	(1.28)	8.80	18.94	85,649	0.76	(2)	(0.40	)(2)	34
SA Columbia Focused Growth Portfolio Class 2
03/31/13	9.81	(0.00)	0.30	0.30	—	(0.05)	(0.05)	10.06	3.05	37,000	1.27		(0.05)		157
03/31/14	10.06	(0.05)	2.49	2.44	—	(0.90)	(0.90)	11.60	24.44	37,394	1.23		(0.46)		88
03/31/15	11.60	(0.06)	1.26	1.20	—	(2.37)	(2.37)	10.43	11.28	34,180	1.22		(0.52)		90
03/31/16	10.43	(0.06)	(1.06)	(1.12)	—	(1.00)	(1.00)	8.31	(11.59)	25,493	1.02	(2)	(0.59	)(2)	140
03/31/17	8.31	(0.05)	1.45	1.40	—	(1.28)	(1.28)	8.43	18.79	25,367	0.91	(2)	(0.53	)(2)	34
SA Columbia Focused Growth Portfolio Class 3
03/31/13	9.71	(0.01)	0.30	0.29	—	(0.05)	(0.05)	9.95	2.98	82,957	1.37		(0.14)		157
03/31/14	9.95	(0.06)	2.45	2.39	—	(0.90)	(0.90)	11.44	24.20	56,736	1.33		(0.56)		88
03/31/15	11.44	(0.07)	1.24	1.17	—	(2.37)	(2.37)	10.24	11.15	41,389	1.32		(0.62)		90
03/31/16	10.24	(0.06)	(1.04)	(1.10)	—	(1.00)	(1.00)	8.14	(11.61)	36,225	1.11	(2)	(0.69	)(2)	140
03/31/17	8.14	(0.06)	1.42	1.36	—	(1.28)	(1.28)	8.22	18.68	20,722	1.01	(2)	(0.66	)(2)	34

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17
SA Columbia Focused Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.01%	0.01%
SA Columbia Focused Growth Portfolio Class 2	0.01	0.00	0.00	0.01	0.01
SA Columbia Focused Growth Portfolio Class 3	0.01	0.00	0.00	0.01	0.01

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/16	03/31/17
SA Columbia Focused Growth Portfolio Class 1	0.22%	0.31%
SA Columbia Focused Growth Portfolio Class 2	0.20	0.31
SA Columbia Focused Growth Portfolio Class 3	0.21	0.31

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Columbia Focused Value Portfolio Class 1
03/31/13	$12.06	$0.16	$1.29	$1.45	$(0.05)	$—	$(0.05)	$13.46	12.05%	$54,263	1.15%		1.40%		56%
03/31/14	13.46	0.16	2.94	3.10	(0.11)	—	(0.11)	16.45	23.06	177,811	1.05	(2)	1.05	(2)	73
03/31/15	16.45	0.19	1.48	1.67	(0.11)	—	(0.11)	18.01	10.17	276,585	1.00	(2)	1.14	(2)	28
03/31/16	18.01	0.25	(1.12)	(0.87)	(0.17)	(0.16)	(0.33)	16.81	(4.81)	285,988	0.81	(2)	1.45	(2)	110
03/31/17	16.81	0.25	3.75	4.00	(0.24)	(1.74)	(1.98)	18.83	24.12	333,901	0.71	(2)	1.35	(2)	13
SA Columbia Focused Value Portfolio Class 2
03/31/13	12.05	0.15	1.28	1.43	(0.04)	—	(0.04)	13.44	11.94	18,632	1.29		1.24		56
03/31/14	13.44	0.14	2.92	3.06	(0.08)	—	(0.08)	16.42	22.83	18,979	1.21	(2)	0.90	(2)	73
03/31/15	16.42	0.17	1.48	1.65	(0.08)	—	(0.08)	17.99	10.06	17,357	1.15	(2)	0.97	(2)	28
03/31/16	17.99	0.22	(1.12)	(0.90)	(0.14)	(0.16)	(0.30)	16.79	(4.99)	13,865	0.97	(2)	1.28	(2)	110
03/31/17	16.79	0.22	3.74	3.96	(0.21)	(1.74)	(1.95)	18.80	23.92	14,687	0.86	(2)	1.20	(2)	13
SA Columbia Focused Value Portfolio Class 3
03/31/13	12.02	0.14	1.27	1.41	(0.03)	—	(0.03)	13.40	11.80	51,862	1.40		1.15		56
03/31/14	13.40	0.12	2.92	3.04	(0.06)	—	(0.06)	16.38	22.70	40,025	1.31	(2)	0.80	(2)	73
03/31/15	16.38	0.15	1.48	1.63	(0.06)	—	(0.06)	17.95	9.95	34,399	1.25	(2)	0.86	(2)	28
03/31/16	17.95	0.21	(1.12)	(0.91)	(0.12)	(0.16)	(0.28)	16.76	(5.07)	31,162	1.07	(2)	1.19	(2)	110
03/31/17	16.76	0.22	3.72	3.94	(0.20)	(1.74)	(1.94)	18.76	23.81	11,368	0.96	(2)	1.11	(2)	13

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17
SA Columbia Focused Value Portfolio Class 1	0.01%	0.01%	0.00%	0.01%	0.00%
SA Columbia Focused Value Portfolio Class 2	0.01	0.01	0.00	0.01	0.00
SA Columbia Focused Value Portfolio Class 3	0.01	0.01	0.00	0.01	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/14	03/31/15	03/31/16	03/31/17
SA Columbia Focused Value Portfolio Class 1	0.03%	0.05%	0.23%	0.31%
SA Columbia Focused Value Portfolio Class 2	0.02	0.05	0.22	0.31
SA Columbia Focused Value Portfolio Class 3	0.02	0.05	0.22	0.31

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Allocation Growth Portfolio Class 1
09/26/16##- 03/31/17	$12.61	$0.10	$0.69	$0.79	$—	$—	$—	$13.40	6.26%	$106	0.18	%#(2)	1.53	%#(2)	34%
Allocation Growth Portfolio Class 3
03/31/13	9.88	0.06	0.96	1.02	(0.08)	—	(0.08)	10.82	10.45	119,359	0.18		0.65		7
03/31/14	10.82	0.06	1.73	1.79	(0.09)	—	(0.09)	12.52	16.57	119,271	0.16		0.50		12
03/31/15	12.52	0.07	0.80	0.87	(0.08)	—	(0.08)	13.31	6.99	110,769	0.17		0.56		10
03/31/16	13.31	0.09	(0.73)	(0.64)	(0.18)	—	(0.18)	12.49	(4.78)	92,251	0.16	(2)	0.72	(2)	28
03/31/17	12.49	0.15	1.28	1.43	(0.23)	(0.31)	(0.54)	13.38	11.67	93,250	0.34	(2)	1.13	(2)	34
Allocation Moderate Growth Portfolio Class 1
09/26/16##- 03/31/17	10.70	0.09	0.45	0.54	—	—	—	11.24	5.05	105	0.13	#(2)	1.61	#(2)	25
Allocation Moderate Growth Portfolio Class 3
03/31/13	10.92	0.11	0.89	1.00	(0.12)	—	(0.12)	11.80	9.26	695,486	0.13		0.97		5
03/31/14	11.80	0.09	1.37	1.46	(0.17)	—	(0.17)	13.09	12.39	652,267	0.13		0.69		9
03/31/15	13.09	0.09	0.74	0.83	(0.14)	—	(0.14)	13.78	6.35	605,233	0.13		0.70		6
03/31/16	13.78	0.12	(0.65)	(0.53)	(0.18)	(1.07)	(1.25)	12.00	(3.72)	523,326	0.12	(2)	0.93	(2)	22
03/31/17	12.00	0.14	0.97	1.11	(0.22)	(1.67)	(1.89)	11.22	10.01	516,004	0.29	(2)	1.24	(2)	25
Allocation Moderate Portfolio Class 1
09/26/16##- 03/31/17	10.67	0.09	0.36	0.45	—	—	—	11.12	4.22	104	0.13	#(2)	1.64	#(2)	26
Allocation Moderate Portfolio Class 3
03/31/13	10.87	0.12	0.80	0.92	(0.12)	—	(0.12)	11.67	8.54	397,818	0.14		1.10		7
03/31/14	11.67	0.09	1.12	1.21	(0.18)	—	(0.18)	12.70	10.41	392,796	0.13		0.78		13
03/31/15	12.70	0.10	0.66	0.76	(0.14)	(0.31)	(0.45)	13.01	6.15	373,985	0.14		0.74		7
03/31/16	13.01	0.13	(0.54)	(0.41)	(0.16)	(0.87)	(1.03)	11.57	(3.02)	323,181	0.12	(2)	1.03	(2)	24
03/31/17	11.57	0.14	0.83	0.97	(0.21)	(1.23)	(1.44)	11.10	8.97	324,003	0.29	(2)	1.23	(2)	26
Allocation Balanced Portfolio Class 1
09/26/16##- 03/31/17	10.41	0.09	0.21	0.30	—	—	—	10.71	2.88	103	0.13	#(2)	1.72	#(2)	22
Allocation Balanced Portfolio Class 3
03/31/13	11.22	0.14	0.74	0.88	(0.12)	—	(0.12)	11.98	7.91	330,689	0.14		1.27		10
03/31/14	11.98	0.10	0.90	1.00	(0.22)	(0.08)	(0.30)	12.68	8.37	314,279	0.13		0.83		14
03/31/15	12.68	0.10	0.62	0.72	(0.15)	(0.81)	(0.96)	12.44	5.93	299,059	0.14		0.77		8
03/31/16	12.44	0.14	(0.39)	(0.25)	(0.16)	(0.83)	(0.99)	11.20	(1.90)	256,605	0.13	(2)	1.18	(2)	28
03/31/17	11.20	0.13	0.63	0.76	(0.21)	(1.06)	(1.27)	10.69	7.14	240,817	0.30	(2)	1.21	(2)	22

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  #  Annualized.

  ##  Commencement of operations.

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/16	03/31/17
Allocation Growth Portfolio Class 1	N/A	0.01	%#
Allocation Growth Portfolio Class 3	0.01%	0.01
Allocation Moderate Growth Portfolio Class 1	N/A	0.01	#
Allocation Moderate Growth Portfolio Class 3	0.01	0.01
Allocation Moderate Portfolio Class 1	N/A	0.01	#
Allocation Moderate Portfolio Class 3	0.01	0.01
Allocation Balanced Portfolio Class 1	N/A	0.01	#
Allocation Balanced Portfolio Class 3	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Seasons Series Trust and Shareholders of Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Allocation Growth Portfolio, Allocation Moderate Growth Portfolio, Allocation Moderate Portfolio, Allocation Balanced Portfolio, Stock Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, Diversified Fixed Income Portfolio, Real Return Portfolio, SA Columbia Focused Growth Portfolio and SA Columbia Focused Value Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Stock Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, Diversified Fixed Income Portfolio, Real Return Portfolio, SA Columbia Focused Growth Portfolio, SA Columbia Focused Value Portfolio, Allocation Growth Portfolio, Allocation Moderate Growth Portfolio, Allocation Moderate Portfolio and Allocation Balanced Portfolio (twenty of the funds constituting Seasons Series Trust, hereafter referred to as the "Funds") as of March 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, transfer agent, brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
May 26, 2017

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2017 (unaudited)

At a meeting held on October 5, 2016, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management LLC ("SAAMCo" or the "Adviser") and the Trust (the "Advisory Agreement") and the continuation of each Subadvisory Agreement between SAAMCo and each of the following subadvisers (the "Subadvisory Agreements"): American Century Investment Management, Inc. ("American Century"), Columbia Management Investment Advisers, LLC ("Columbia"), Goldman Sachs Asset Management, L.P. ("GSAM"), Janus Capital Management LLC ("Janus"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Massachusetts Financial Services Company ("MFS"), PineBridge Investments, LLC ("PineBridge"), PNC Capital Advisors, LLC ("PNC"), Putnam Investment Management, LLC ("Putnam"), T. Rowe Price Associates, Inc. ("T. Rowe Price") and Wellington Management Company, LLP ("Wellington") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1) the requirements of the Trust in the areas of investment supervisory and administrative services;

(2) the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SAAMCo, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;

(3) the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4) the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5) the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6) the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7) the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the "Expense Group/Universe" and the "Subadvisor Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2017 (unaudited) (continued)

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios' assets, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of certain Portfolios' assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees' oversight and control. It was also noted that SAAMCo's advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers' styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo's investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board considered each Subadviser's personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management's judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo's staff and each of the Subadviser's staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo's reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust's relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo's experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo's code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios' registration statement.

The Board also reviewed and considered SAAMCo's and each Subadviser's compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo's and the Subadvisers' risk

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2017 (unaudited) (continued)

assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo's or the Subadvisers' ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Groups/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm's length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. ("Broadridge") as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are "Expense Groups" and "Performance Groups" that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that expense information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception, and its one-, three-, five- and ten-year periods ended June 30, 2016 from Broadridge and performance information as of June 30, 2016 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios' overall performance, performance relative to each Portfolio's relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser's performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios' fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio's most recent fiscal year end, which may vary among the Portfolio's Expense Group/Universe. The Board considered management's discussion of the Trust's multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio's investment objectives/strategies.

•  Allocation Balanced Portfolio (advised by SAAMCo). The Board considered that the Portfolio's actual advisory fees were at the median of its Expense Group and that its total expenses were above the median of its Expense Group. The Board noted that SAAMCo has contractually agreed to waive 1 basis point of the advisory fee. The Board also noted that the voluntary expense limitation of 0.35% for Class 3 Shares would continue for another year.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2017 (unaudited) (continued)

  The Board considered that the Portfolio underperformed its benchmark index for the one-year period but outperformed that index for the three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the median of its Performance Group for the one-year period but performed at the medians for the three-, five- and ten-year periods. It was noted that SAAMCo assumed full control of the Portfolio in July 2015. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Allocation Growth Portfolio (advised by SAAMCo). The Board considered that the Portfolio's actual management fees were below the median of its Expense Group but its total expenses were above that median. The Board took into consideration management's discussion of the Portfolio's expenses and noted that SAAMCo has contractually agreed to waive 1 basis point of the advisory fee.

  The Board considered that the Portfolio outperformed its benchmark index for the one-year period but performed below that index for the three- and five-year periods. The Board also considered that the Portfolio underperformed relative to the medians of its Performance Group for the one-, three-, five- and ten-year periods. It was noted that SAAMCo assumed full control of the Portfolio in July 2015. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Allocation Moderate Portfolio (advised by SAAMCo). The Board considered that the Portfolio's actual management fees were at the median of its Expense Group. It was also noted that the Portfolio's total expenses were above the median of its Expense Group. The Board took into consideration management's discussion of the Portfolio's expenses and noted that SAAMCo has contractually agreed to waive 1 basis point of the advisory fee.

  The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was below the medians of its Performance Group for the same periods. It was noted that SAAMCo assumed full control of the Portfolio in July 2015. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Allocation Moderate Growth Portfolio (advised by SAAMCo). The Board considered that the Portfolio's actual management fees were below the median of its Expense Group and that its total expenses were above the median of its Expense Group. The Board took into consideration management's discussion of the Portfolio's expenses and noted that SAAMCo has contractually agreed to waive 1 basis point of the advisory fee.

  The Board considered that the Portfolio underperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was below the medians of its Performance Group for the same periods. It was noted that SAAMCo assumed full control of the Portfolio in July 2015. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Asset Allocation: Diversified Growth Portfolio (subadvised by Putnam). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SAAMCo and Putnam were each voluntarily waiving 10 basis points of the advisory and subadvisory fees, respectively.

  The Board considered that the Portfolio performed under its benchmark index for the one-year period but above that index for the three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-year period and performed above the medians for the three-, five- and ten-year periods. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Diversified Fixed Income Portfolio (subadvised by PineBridge and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2017 (unaudited) (continued)

  The Board also considered that the Portfolio underperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board noted that the Portfolio performed at the median of its Performance Group for the one-year period but below the medians for the three-, five- and ten-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board also considered that the Adviser reallocated the directly managed component of the Portfolio among the Subadvisers in 2013 as part of a restructuring of the Portfolio. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  International Equity Portfolio (advised/subadvised by SAAMCo, Janus and T. Rowe Price). The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SAAMCo agreed to waive 4 basis points of the advisory fee. The Board also considered that the voluntary expense limitations of 1.30%, 1.45% and 1.55% for Class 1, Class 2 and Class 3 shares, respectively, would continue for another year.

  The Board considered that the Portfolio underperformed its benchmark index and was below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. It was noted that management replaced one of the Subadvisers in October 2014. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Large Cap Growth Portfolio (advised/subadvised by SAAMCo, GSAM and Janus). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was at or above the medians of its Performance Group for the one-, three- and five-year periods and below the median for the ten-year period. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board concluded that the Portfolio's performance is satisfactory in light of all factors considered.

•  Large Cap Value Portfolio (advised/subadvised by SAAMCo, American Century and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio outperformed its benchmark index for the one- and ten-year periods and performed below that index for the three- and five-year periods. The Board also considered that performance was above the medians of its Performance Group for the one- and ten-year periods and below the medians for the three- and five-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. It was noted that management has subjected the Portfolio to heightened monitoring and added American Century to replace a Subadviser in October 2015. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Mid Cap Growth Portfolio (advised/subadvised by SAAMCo, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio outperformed its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board concluded that the Portfolio's performance was satisfactory.

•  Mid Cap Value Portfolio (advised/subadvised by SAAMCo, GSAM and MFS). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2017 (unaudited) (continued)

  The Board considered that the Portfolio performed above its benchmark index for the one-year period and below that index for the three-, five- and ten-year periods. The Board also considered that performance was above the medians of the Portfolio's Performance Group for the one-, three- and ten-year periods but below the median for the five-year period. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Multi-Managed Growth Portfolio (components subadvised by Janus, J.P. Morgan, and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that the Portfolio is a multi-fund strategy and its costs reflect the additional expenses of multi-manager asset allocation and administration.

  The Board considered that the Portfolio underperformed its benchmark index for the one-year period but outperformed that index for the three-, five- and ten-year periods. The Board also considered that performance was below the median of the Portfolio's Performance Group for the one-year period but at or above the medians for the three-, five- and ten-year periods. The Board considered that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 due to performance. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Multi-Managed Income Portfolio (components subadvised by Janus and Wellington). The Board considered that the Portfolio's actual management fees and total expense were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration.

  The Board considered that the Portfolio underperformed its benchmark index for the one-year period but outperformed that index for the three- and five-year periods. The Board also noted that performance was below the medians of its Performance Group for the one-, five- and ten-year periods but above the median for the three-year period. The Board considered that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 due to performance. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Multi-Managed Income/Equity Portfolio (components subadvised by Janus and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration.

  The Board considered that the Portfolio performed above its benchmark index and the medians of its Performance Universe for the one-, three-, five- and ten-year periods. The Board considered that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 due to performance. The Board concluded that the Portfolio's performance was satisfactory.

•  Multi-Managed Moderate Growth Portfolio (components subadvised by Janus, J.P. Morgan and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was below the median of the Portfolio's Performance Group for the one-year period but above the medians for the three-, five- and ten-year periods. The Board considered that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 due to performance. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2017 (unaudited) (continued)

•  Real Return Portfolio (subadvised by Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio underperformed its benchmark index for the one-, three- and five-year periods. The Board also considered that the Portfolio underperformed the medians of the Portfolio's Performance Group for the one-, three-, five- and ten-year periods. It was noted that management has subjected the Portfolio to heightened monitoring. The Board considered management's discussion of the Portfolio's performance and concluded that management is addressing the Portfolio's performance.

•  SA Columbia Focused Growth Portfolio (subadvised by Columbia). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board noted that SAAMCo has contractually agreed to waive 31 basis points of the advisory fees. The Board also considered that the voluntary expense limitations of 1.30%, 1.45% and 1.55% for the Portfolio's Class 1, Class 2 and Class 3 shares, respectively, would continue for another year.

  The Board considered that the Portfolio underperformed its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods. It was noted that management replaced the Subadvisers in July 2015. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  SA Columbia Focused Value Portfolio (subadvised by Columbia). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board noted that SAAMCo has contractually agreed to waive 32 basis points of the advisory fees. The Board also considered that the voluntary expense limitations of 1.30%, 1.45% and 1.55% for Class 1, Class 2 and Class 3 shares, respectively, would continue for another year.

  The Board also considered that the Portfolio underperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board noted that the Portfolio was at the median of the Performance Group for the one-year period but below the medians for the three-, five- and ten-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board also noted that management replaced the Subadvisers in July 2015. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Small Cap Portfolio (advised/subadvised by SAAMCo, J.P. Morgan, and PNC). The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that the voluntary expense limitations of 1.15%, 1.30% and 1.40% for Class 1, Class 2 and Class 3 shares, respectively, would continue for another year.

  The Board considered that the Portfolio underperformed its benchmark index and that the Portfolio's performance was below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board considered that the Portfolio has multiple Subadvisers and that PNC replaced one of the Subadvisers in December 2015. The Board considered management's discussions and concluded that the Portfolio's performance was being addressed.

•  Stock Portfolio (subadvised by T. Rowe Price). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio underperformed its benchmark index for the one-year period but outperformed that index for the three-, five- and ten-year periods. The Board also considered that the Portfolio's performance was below the median of its Performance Group for the one-year period but at or above the medians for the three-, five- and ten-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2017 (unaudited) (continued)

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust's Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the "Life Companies"). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios' shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. The Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo or the Subadvisers. In addition, the Board considered that, since shares are offered as investment options through variable annuity or life contracts issued by the Life Companies (the "Variable Contracts"), the investment goals and strategies of the Portfolios, and performance of such Portfolios, may positively or negatively impact a Life Company's ability to hedge and hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo's profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust's Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company ("AGL") that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York ("U.S. Life") wherein SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. Pursuant to additional Administrative Services Agreements between SAAMCo and each of AGL and U.S. Life, SAAMCo pays a fee to each insurer and in return each insurer provides certain administrative, recordkeeping, accounting and similar such services to the Portfolios as they relate to the insurer's participants owning interest in shares of the Trust. The Board further considered that certain SAAMCo affiliates (i.e., AGL, U.S. Life and The Variable Annuity Life Insurance Company) provide services pursuant to certain agreements with the Trust and the Portfolios' Rule 12b-1 Plans. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2017 (unaudited) (continued)

Subadvisory Agreements and the fees thereunder at arm's length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager's prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios' existing fee schedules and the fee schedules for those Portfolios which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers' management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2017 (unaudited) (continued)

At a meeting held on December 1, 2016, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved a subadvisory agreement (the "Subadvisory Agreement") between SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser") and Schroder Investment Management North America Inc. ("Schroders") with respect to the International Equity Portfolio, a series of the Trust (the "Portfolio"). The Board also approved the Sub-Subadvisory Agreement between Schroders and Schroder Investment Management North America Ltd. ("Schroders Ltd.") with respect to the Portfolio. The Subadvisory Agreement and the Sub-Subadvisory Agreement are referred to collectively herein as the "Subadvisory Agreements," and Schroders and Schroders Ltd. are referred to collectively herein as "Schroders" unless the context otherwise requires. The Board, including the Independent Trustees, further approved the termination of the subadvisory agreement between SAAMCo and Janus Capital Management, LLC ("Janus") with respect to the Portfolio.

In connection with the approval of the Subadvisory Agreements, the Board received materials related to certain factors used in its consideration of whether to approve the Subadvisory Agreements. Those factors included:

(1) the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2) the nature, extent and quality of the investment advisory and administrative services expected to be provided by Schroders;

(3) the size and structure of the subadvisory fee and any other material payments to Schroders;

(4) the organizational capability and financial condition of Schroders and its affiliates;

(5) the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(6) the fees to be paid by the Adviser to Schroders for managing the Portfolio.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of Schroders and the amounts retained by SAAMCo; and (c) information regarding Schroders' compliance and regulatory history.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo and Schroders in connection with their consideration of approval of the Subadvisory Agreements. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the "Subadvised Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered expenses and performance of Schroders with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services Provided by Schroders.

The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by Schroders. In making its evaluation, the Board considered that SAAMCo acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio's assets, subject to the Trustees' oversight and control. It was also noted that SAAMCo's advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser's style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2017 (unaudited) (continued)

With respect to Schroders, the Board noted that Schroders would be responsible for providing investment management services on a day-to-day basis. In such role, Schroders would (i) manage the investment and reinvestment of the assets of a portion of the Portfolio; (ii) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (iii) provide SAAMCo with records concerning its activities; and (iv) render regular reports to SAAMCo and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities. The Board reviewed Schroders' history, structure and size, and investment experience. The Board considered the personnel of Schroders that would be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels. The Board was informed that in management's judgment, Schroders has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of Schroders that would be responsible for providing investment management services to the Portfolio.

The Board also reviewed and considered Schroders' compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser to the Portfolio. The Board considered Schroders' risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on Schroders' ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by Schroders and that there was a reasonable basis on which to conclude that Schroders would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio's subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe for the Portfolio. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm's length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SAAMCo and the amount of the management fees which it retained, noting that there will be no change in the management fee paid by the Portfolio to SAAMCo, and determined that these amounts were reasonable in light of the services performed by SAAMCo and Schroders, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. ("Broadridge"), as well as information provided by management. The Board also considered advisory fees received by Schroders with respect to other mutual funds and accounts with similar investment strategies to the Portfolio as well as performance data from management and Schroders with respect to the Portfolio and any other mutual funds or other accounts advised or subadvised by Schroders with similar investment objectives and/or strategies, as applicable.

The Subadvised Expense Group consists of the Portfolio and two other international multi-cap core funds underlying variable insurance products ("VIPs"), as classified by Broadridge. The Subadvised Expense Universe consists of the Portfolio and all other international multi-cap core funds underlying VIPs with disclosed subadviser agreements, excluding outliers.

The performance information included information as of September 30, 2016 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio's overall performance, performance relative to the Portfolio's benchmark and Morningstar and Broadridge peer groups, and a subadviser's performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.

The Board further considered that Janus' performance had trailed the benchmark over the last one-, three- and five-year periods ended September 30, 2016 and was within the bottom quintile with respect to both its Morningstar and Broadridge peer

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2017 (unaudited) (continued)

categories for the same periods. The Board also considered the performance of the Schroders U.S. International Equity Composite relative to the MSCI EAFE Index and Morningstar peer group. The Board noted that the strategy had outperformed the benchmark for the one-, three- and five-year trailing periods and for three out of the previous five calendar years. The Board also noted that the strategy had ranked in the second quintile in Morningstar over the one- and five-year trailing periods and in the top quintile over the three-year period. In considering this comparative performance information, however, the Board also reviewed relevant distinctions and differences with respect to such funds and acknowledged that past performance is not necessarily indicative of future results.

The Trustees noted that expense and performance information as a whole was useful in assessing whether Schroders is proposing to provide services at a cost that is competitive with other similar funds.

Profitability, Economies of Scale and Other Benefits Derived.

The Board noted that the subadvisory fees paid pursuant to the Subadvisory Agreement are paid by SAAMCo out of its advisory fees, with the exception of the fees payable under the Sub-Subadvisory Agreement, which will be paid by Schroders. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board determined that the profitability to Schroders in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the Subadvisory Agreement.

The Board considered that the Subadvisory Agreement also contains breakpoints in the fee schedule; however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreement, the Trust does not directly benefit from any reduction in subadvisory fee rates. The Board also considered other potential indirect benefits to Schroders as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio's assets, economies of scale, reputational benefits, and the potential for future mandates. For similar reasons as stated above with respect to Schroders' profitability, the Board concluded that the potential for economies of scale and other indirect benefits to Schroders in its management of the Portfolio are not a material factor in its consideration at this time.

Terms of Subadvisory Agreements.

The Board, including the Independent Trustees, reviewed the terms and conditions of the Subadvisory Agreements, including the duties and responsibilities undertaken by SAAMCo and Schroders as discussed above. The Board also reviewed the differences in the terms of the Subadvisory Agreements as compared to the terms of the subadvisory agreement between SAAMCo and Janus with respect to the Portfolio. The Board also considered that to the extent that Schroders delegates its duties to Schroders Ltd. pursuant to the Sub-Subadvisory Agreement, any such delegation by Schroders will not relieve Schroders of its duties and obligations under the Subadvisory Agreement with respect to the Portfolio, that Schroders will at all times provide appropriate supervision and oversight of Schroders Ltd., and that Schroders will be fully responsible and liable for all actions or omissions to act by such persons.

Conclusions.

In reaching its decision to recommend the approval of the Subadvisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that Schroders possesses the capability and resources to perform the duties required of it under the Subadvisory Agreements.

Further, based upon its review of the Subadvisory Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Subadvisory Agreements are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2017 (unaudited) (continued)

At a meeting held on December 1, 2016, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved a subadvisory agreement (the "Subadvisory Agreement") between SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser") and T. Rowe Price Associates, Inc. ("T. Rowe") with respect to the Mid Cap Value Portfolio, a series of the Trust (the "Portfolio"). The Board, including the Independent Trustees, further approved the termination of the subadvisory agreement between SAAMCo and Goldman Sachs Asset Management, L.P. ("GSAM") with respect to the Portfolio.

In connection with the approval of the Subadvisory Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the Subadvisory Agreement. Those factors included:

(1) the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2) the nature, extent and quality of the investment advisory and administrative services expected to be provided by T. Rowe;

(3) the size and structure of the subadvisory fee and any other material payments to T. Rowe;

(4) the organizational capability and financial condition of T. Rowe and its affiliates;

(5) the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(6) the fees to be paid by the Adviser to T. Rowe for managing the Portfolio.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of T. Rowe and the amounts retained by SAAMCo; and (c) information regarding T. Rowe's compliance and regulatory history.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo and T. Rowe in connection with their consideration of approval of the Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the "Subadvised Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered expenses and performance of T. Rowe with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services Provided by T. Rowe.

The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by T. Rowe. In making its evaluation, the Board considered that SAAMCo acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio's assets, subject to the Trustees' oversight and control. It was also noted that SAAMCo's advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser's style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

With respect to T. Rowe, the Board noted that T. Rowe would be responsible for providing investment management services on a day-to-day basis. In such role, T. Rowe would (i) manage the investment and reinvestment of the assets of a portion of the Portfolio; (ii) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (iii) provide SAAMCo with records concerning its activities;

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2017 (unaudited) (continued)

and (iv) render regular reports to SAAMCo and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities. The Board reviewed T. Rowe's history, structure and size, and investment experience. The Board considered the personnel of T. Rowe that would be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels. The Board was informed that in management's judgment, T. Rowe has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of T. Rowe that would be responsible for providing investment management services to the Portfolio.

The Board also reviewed and considered T. Rowe's compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser to the Portfolio. The Board considered T. Rowe's risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on T. Rowe's ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by T. Rowe and that there was a reasonable basis on which to conclude that T. Rowe would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio's subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe for the Portfolio. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm's length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SAAMCo and the amount of the management fees which it retained, noting that there will be no change in the management fee paid by the Portfolio to SAAMCo, and determined that these amounts were reasonable in light of the services performed by SAAMCo and T. Rowe, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. ("Broadridge"), as well as information provided by management. The Board also considered advisory fees received by T. Rowe with respect to other mutual funds and accounts with similar investment strategies to the Portfolio as well as performance data from management and T. Rowe with respect to the Portfolio and any other mutual funds or other accounts advised or subadvised by T. Rowe with similar investment objectives and/or strategies, as applicable.

The Subadvised Expense Group consists of the Portfolio and two other mid-cap value funds underlying variable insurance products ("VIPs"), as classified by Broadridge. The Subadvised Expense Universe consists of the Portfolio and all other mid-cap value funds underlying VIPs with disclosed subadviser agreements, excluding outliers.

The performance information included information as of September 30, 2016 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio's overall performance, performance relative to the Portfolio's benchmark and Morningstar and Broadridge peer groups, and a subadviser's performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.

The Board further considered that GSAM's performance had trailed the benchmark over the last one-, three- and five-year periods ended September 30, 2016 and was within the bottom two quintiles with respect to both its Morningstar and Broadridge peer categories for the same periods. The Board also considered the performance of the T. Rowe Price Mid-Cap Value Fund (the "T. Rowe Fund") relative to the Russell Midcap Value Index and Morningstar peer group. The Board noted that the strategy had outperformed the benchmark for the one- and three-year trailing periods and for two out of the previous five calendar years. The Board also noted that the T. Rowe Fund had ranked in the top quintile in Morningstar over the one- and three-year trailing periods and in the second quintile over the five-year period. In considering this comparative

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2017 (unaudited) (continued)

performance information, however, the Board also reviewed relevant distinctions and differences with respect to such funds and acknowledged that past performance is not necessarily indicative of future results.

The Trustees noted that expense and performance information as a whole was useful in assessing whether T. Rowe is proposing to provide services at a cost that is competitive with other similar funds.

Profitability, Economies of Scale and Other Benefits Derived.

The Board noted that the subadvisory fees paid pursuant to the Subadvisory Agreement are paid by SAAMCo out of its advisory fees. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board determined that the profitability to T. Rowe in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the Subadvisory Agreement.

The Board considered that the Subadvisory Agreement also contains breakpoints in the fee schedule; however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreement, the Trust does not directly benefit from any reduction in subadvisory fee rates. The Board also considered other potential indirect benefits to T. Rowe as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio's assets, economies of scale, reputational benefits, and the potential for future mandates. For similar reasons as stated above with respect to T. Rowe's profitability, the Board concluded that the potential for economies of scale and other indirect benefits to T. Rowe in its management of the Portfolio are not a material factor in its consideration at this time.

Terms of Subadvisory Agreement.

The Board, including the Independent Trustees, reviewed the terms and conditions of the Subadvisory Agreement, including the duties and responsibilities undertaken by SAAMCo and T. Rowe as discussed above. The Board also reviewed the differences in the terms of the Subadvisory Agreement as compared to the terms of the subadvisory agreement between SAAMCo and GSAM with respect to the Portfolio.

Conclusions.

In reaching its decision to recommend the approval of the Subadvisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that T. Rowe possesses the capability and resources to perform the duties required of it under the Subadvisory Agreement.

Further, based upon its review of the Subadvisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Subadvisory Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Garrett F. Bouton Age: 72	Trustee	2007-	Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	70	Chairman/Director, The LECG Company (consulting services) (2006-2010).
Carl D. Covitz Age: 78	Trustee	2001-	Present	Owner and President, Landmark Capital, Inc. (1973-Present).	70	Director, Arden Realty, Inc. (real estate) (1995-2006).
Jane Jelenko Age: 68	Trustee	2006-	Present	Retired Partner, KPMG, LLP and Managing Director, Bearingpoint, Inc. (formerly KPMG Consulting) (2003-Present).	70	Director, Countrywide Bank (banking) (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012-Present).
Gilbert T. Ray Age: 72	Trustee	2001-	Present	Retired Partner, O'Melveny & Myers LLP (law firm) (2000-Present).	70

Director, Advance Auto Parts, Inc. (retail-auto & home supply stores) (2002-Present); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director, DineEquity (services — restaurant) (2004-Present); Director, Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (2010-Present).

Allan L. Sher Age: 85	Trustee	1997-	Present	Retired, Brokerage Executive (1992-Present).	70	Director, Bowl America Inc. (1997-Present).
Bruce G. Willison Age: 68	Trustee and Chairman	2001-	Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	70

Director , GrandPoint Bank (banking) (2011-Present); Director Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. ( internet real estate site) (2003-Present); Director, Health Net, Inc. (health insurance plan) (2000-2016).

Interested Trustee
Peter A. Harbeck(4) Age: 63	Trustee	2014-	Present	President, CEO and Director, SAAMCo (1995-Present); Director, AIG Capital Services, Inc. ("ACS") (1993-Present).	148	None.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Name, Address and Age†	Position Held With Trust	Length of Time Served(1)		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer(2)	Other Directorship(s) Held by Officer(3)
Officers
John T. Genoy Age: 48	President	2007-	Present	Chief Financial Officer and Director, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2003-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A
Gregory R. Kingston Age: 51	Treasurer	2014-	Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014-Present).	N/A	N/A
Christopher C. Joe Age: 48	Chief Compliance Officer	2017-	Present

Chief Compliance Officer, AIG Funds, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco Powershares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).

					N/A	N/A
Kathleen D. Fuentes Age: 48	Chief Legal Officer, Vice President and Secretary	2015-	Present	Vice President and Deputy General Counsel, SAAMCo (2006-Present).	N/A	N/A
Gregory N. Bressler Age: 50	Vice President and Assistant Secretary	2005-	Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A
Shawn Parry Age: 44	Vice President and Assistant Treasurer	2014-	Present	Assistant Vice President, SAAMCo (2005-2014); Vice President, SAAMCo (2014-Present)	N/A	N/A
Donna McManus Age: 56	Vice President and Assistant Treasurer	2014-	Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
Matthew J. Hackethal Age: 45	Anti-Money Laundering Compliance Officer	2006-	Present	Acting Chief Compliance Officer (2016-2017); Chief Compliance Officer, SAAMCo (2007-Present) and Vice President, SAAMCo (2011-Present).	N/A	N/A

†  The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Fl. Woodland Hills, CA 91367-4901.

(1)  Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualified.

(2)  The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the Trust (20 portfolios), SunAmerica Specialty Series (8 funds), SunAmerica Series Trust (50 portfolios), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (34 funds), VALIC Company II (15 funds).

(3)  Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

(4)  Interested Trustee, as defined within the Investment Company Act of 1940, because he serves as President, CEO and Director of SAAMCo, Director of ACS.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio's income and capital gain distributions for the taxable year ended March 31, 2017.

During the year ended March 31, 2017, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Multi-Managed Growth - Class 1	$1.23	$0.10	$—	$1.13	100.00%
Multi-Managed Growth - Class 2	1.20	0.07	—	1.13	100.00
Multi-Managed Growth - Class 3	1.18	0.05	—	1.13	100.00
Multi-Managed Moderate Growth - Class 1	1.14	0.16	—	0.98	76.46
Multi-Managed Moderate Growth - Class 2	1.11	0.13	—	0.98	76.46
Multi-Managed Moderate Growth - Class 3	1.09	0.11	—	0.98	76.46
Multi-Managed Income/Equity - Class 1	0.67	0.19	—	0.48	30.11
Multi-Managed Income/Equity - Class 2	0.65	0.17	—	0.48	30.11
Multi-Managed Income/Equity - Class 3	0.62	0.14	—	0.48	30.11
Multi-Managed Income - Class 1	0.47	0.23	0.04	0.20	10.38
Multi-Managed Income - Class 2	0.45	0.21	0.04	0.20	10.38
Multi-Managed Income - Class 3	0.42	0.18	0.04	0.20	10.38
Asset Allocation: Diversified Growth - Class 1	1.18	0.11	0.01	1.06	100.00
Asset Allocation: Diversified Growth - Class 2	1.16	0.09	0.01	1.06	100.00
Asset Allocation: Diversified Growth - Class 3	1.15	0.08	0.01	1.06	100.00
Stock - Class 1	2.54	—	—	2.54	—
Stock - Class 2	2.54	—	—	2.54	—
Stock - Class 3	2.54	—	—	2.54	—
Large Cap Growth - Class 1	0.46	0.06	—	0.40	100.00
Large Cap Growth - Class 2	0.44	0.04	—	0.40	100.00
Large Cap Growth - Class 3	0.43	0.03	—	0.40	100.00
Large Cap Value - Class 1	0.82	0.28	—	0.54	100.00
Large Cap Value - Class 2	0.79	0.25	—	0.54	100.00
Large Cap Value - Class 3	0.78	0.24	—	0.54	100.00
Mid Cap Growth - Class 1	0.87	—	—	0.87	—
Mid Cap Growth - Class 2	0.87	—	—	0.87	—
Mid Cap Growth - Class 3	0.87	—	—	0.87	—
Mid Cap Value - Class 1	0.51	0.19	—	0.32	100.00
Mid Cap Value - Class 2	0.48	0.16	—	0.32	100.00
Mid Cap Value - Class 3	0.46	0.14	—	0.32	100.00
Small Cap - Class 1	0.23	0.03	—	0.20	100.00
Small Cap - Class 2	0.21	0.01	—	0.20	100.00
Small Cap - Class 3	0.20	—	—	0.20	100.00
International Equity - Class 1	0.15	0.15	—	—	0.10
International Equity - Class 2	0.14	0.14	—	—	0.10
International Equity - Class 3	0.13	0.13	—	—	0.10
Diversified Fixed Income - Class 1	0.23	0.14	0.07	0.02	—
Diversified Fixed Income - Class 2	0.22	0.13	0.07	0.02	—
Diversified Fixed Income - Class 3	0.20	0.11	0.07	0.02	—
Real Return - Class 1	—	—	—	—	—
Real Return - Class 3	—	—	—	—	—

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
SA Columbia Focused Growth Portfolio - Class 1	$1.28	$—	$0.04	$1.24	100.00%
SA Columbia Focused Growth Portfolio - Class 2	1.28	—	0.04	1.24	100.00
SA Columbia Focused Growth Portfolio - Class 3	1.28	—	0.04	1.24	100.00
SA Columbia Focused Value Portfolio - Class 1	1.98	0.24	0.00	1.74	100.00
SA Columbia Focused Value Portfolio - Class 2	1.95	0.21	0.00	1.74	100.00
SA Columbia Focused Value Portfolio - Class 3	1.94	0.20	0.00	1.74	100.00
Allocation Growth - Class 1	—	—	—	—	—
Allocation Growth - Class 3	0.54	0.23	—	0.31	36.09
Allocation Moderate Growth - Class 1	—	—	—	—	—
Allocation Moderate Growth - Class 3	1.89	0.22	—	1.67	28.39
Allocation Moderate - Class 1	—	—	—	—	—
Allocation Moderate - Class 3	1.44	0.21	0.00	1.23	23.82
Allocation Balanced - Class 1	—	—	—	—	—
Allocation Balanced - Class 3	1.27	0.21	0.00	1.06	18.27

*  Short-Term capital gains are treated as ordinary income for tax purposes.

The International Equity, Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolios to its shareholders. The total amounts of foreign taxes passed through to the shareholders and gross foreign source income for fiscal year ended March 31, 2017 were $1,360,632, $25,821, $120,793, $60,226 and $32,796 respectively. The foreign source income information reporting is $22,692,228, $320,670, $1,500,132, $747,956 and $407,299 respectively.

(This page has been left blank intentionally)

SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS (unaudited)

To help you better understand the investment management of the Portfolios, we have included on the following pages investment comments regarding the 20 investment portfolios of the Season Series Trust:

Seasons Strategies

1.  Multi-Managed Growth Portfolio

2.  Multi-Managed Moderate Growth Portfolio

3.  Multi-Managed Income/Equity Portfolio

4.  Multi-Managed Income Portfolio

5.  Asset Allocation: Diversified Growth Portfolio

6.  Stock Portfolio

Seasons Select Portfolios

7.  Large Cap Growth Portfolio

8.  Large Cap Value Portfolio

9.  Mid Cap Growth Portfolio

10.  Mid Cap Value Portfolio

11.  Small Cap Portfolio

12.  International Equity Portfolio

13.  Diversified Fixed Income Portfolio

14.  Real Return Portfolio

Seasons Focused Portfolios

15.  SA Columbia Focused Growth Portfolio

16.  SA Columbia Focused Value Portfolio

Seasons Managed Allocation Portfolios

17.  Allocation Growth Portfolio

18.  Allocation Moderate Growth Portfolio

19.  Allocation Moderate Portfolio

20.  Allocation Balanced Portfolio

Asset allocations for each Strategy, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the Seasons Strategies as well as their underlying portfolios, please refer to your prospectus.

Seasons Select Portfolios are two-thirds actively managed, one-third passively managed. The one-third passive management is designed to replicate the performance of the appropriate index. Each of the remaining thirds is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The Focused Portfolios invest in a concentrated group of securities hand-picked by a leading money manager from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2017. Importantly, such indexes represent "paper" portfolios and do not reflect the costs and expenses of actual investing. Descriptions of these market indices are provided next to the individual graphs.

Please note that the graphs and tables that accompany the following investment comments show the performance of the portfolio at the Seasons Series Trust level. The returns shown represent Class 1 shares, unless otherwise noted, and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no contingent deferred sales charge. The returns for Class 2 and Class 3 shares differ from Class 1 only to the extent that Class 2 and Class 3 shares are subject to 12b-1 fees. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

Multi-Managed Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	J.P. Morgan Investment Management Inc. Janus Capital Management LLC Wellington Management Company LLP

Growth of a $10,000 Investment

Multi-Managed Growth Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*	Class 2*	Class 3*
1-Year	11.72%	11.54%	11.46%
5-Year	8.73%	8.57%	8.47%
10-Year	6.97%	6.81%	6.71%
Since Inception	7.97%	3.88%	8.15%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

6 The Blended Index consists of 51% Russell 1000® Index, 27% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Russell 2000® Index, and 2% Citigroup Treasury Bill 3 month Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

7 The Citigroup Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Multi-Managed Growth Portfolio — Class 1

The Multi-Managed Growth Portfolio — Class 1 shares posted a return of 11.72% for the 12-month period ending March 31, 2017, compared to a 17.17% return for the S&P 500 Index and a 14.03% return for the blended benchmark, which is comprised of 71% equity and 29% fixed income and short-term bond indexes.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio allocates its assets among three distinct components. The managed components include a fixed income component, a growth component, and a small cap growth component. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000 Index.

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Outperformance was driven primarily by the Portfolio's allocation to the high yield sector as well as allocations to the securitized sectors (asset-backed securities, non-agency residential mortgage backed securities, and commercial mortgage backed securities). An overweight allocation and security selection within investment grade credit, particularly within financials and industrials, also contributed to outperformance. Opportunistic interest rate positioning over the period contributed positively to relative results. Breakeven inflation positioning also contributed to results as the Portfolio was positioned for an increase in inflation expectations. The Portfolio's emerging market sovereign debt positioning was modestly positive, but was offset by the negative impact of currency exposure.

The Portfolio component managed by Janus Capital Management LLC trailed its benchmark for the period. Relative underperformance was concentrated in the consumer and health care sectors. Stock selection within technology and financials contributed positively to results. Bristol-Myers Squibb Co. was a leading detractor, and the position was exited. Diplomat Pharmacy, Inc. also weighed on performance. This position was also exited. Amazon.com, Inc. was the Portfolio's top contributor for the period. Apple, Inc. was another positive contributor to performance.

Within the Portfolio component managed by J.P. Morgan Investment Management, Inc., the Portfolio trailed its benchmark for the period largely due to poor stock selection, primarily in the health services and systems and energy sectors. Stock selection in the software and services and pharmaceutical sectors contributed to performance. Sector allocations also detracted from performance, driven by an underweight position in the energy sector and an overweight position in the telecommunications sector. Alternatively, an underweight position in utilities and an overweight position in semiconductors aided Portfolio returns. Overweight positions in Huron Consulting Group, Inc., Community Health Systems, Inc., and GNC Holdings, Inc. weighed on results, while overweight positions in The Children's Place, Inc., DigitalGlobe, Inc. and Outerwall, Inc. contributed to performance. As of March 31, 2017, the Portfolio's largest overweight exposures were in the systems hardware and software and services sectors. The largest underweight exposures were in the finance and industrial cyclical sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Moderate Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital, with capital preservation as a secondary objective
Managers:	J.P. Morgan Investment Management Inc. Janus Capital Management, LLC Wellington Management Company LLP

Growth of a $10,000 Investment

Multi-Managed Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*	Class 2*	Class 3*
1-Year	10.24%	10.06%	9.95%
5-Year	7.56%	7.41%	7.29%
10-Year	6.47%	6.31%	6.20%
Since Inception	7.40%	4.10%	7.24%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

6 The Blended Index consists of 37.9% Russell 1000® Index, 42.3% Bloomberg Barclays U.S. Aggregate Bond Index, 18% Russell 2000® Index, and 1.8% Citigroup Treasury Bill 3 months Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

7 The Citigroup Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Multi-Managed Moderate Growth Portfolio — Class 1

The Multi-Managed Moderate Growth Portfolio — Class 1 shares posted a return of 10.24% for the 12-month period ending March 31, 2017, compared to a 17.17% return for the S&P 500 Index and a 11.24% return for the blended benchmark, which is comprised of 56% equity and 44% fixed income and short-term bond indexes.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Moderate Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio allocates its assets among three distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000 Index.

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Outperformance was driven primarily by the Portfolio's allocation to the high yield sector as well as allocations to the securitized sectors (asset-backed securities, non-agency residential mortgage backed securities, and commercial mortgage backed securities). An overweight allocation and security selection within investment grade credit, particularly within financials and industrials, also contributed to outperformance. Opportunistic interest rate positioning over the period contributed positively to relative results. Breakeven inflation positioning also contributed to results as the Portfolio was positioned for an increase in inflation expectations. The Portfolio's emerging market sovereign debt positioning was modestly positive, but was offset by the negative impact of currency exposure.

The Portfolio component managed by Janus Capital Management LLC trailed its benchmark for the period. Relative underperformance was concentrated in the consumer and health care sectors. Stock selection within technology and financials contributed positively to results. Bristol-Myers Squibb Co. was a leading detractor, and the position was exited. Diplomat Pharmacy, Inc. also weighed on performance. This position was also exited. Amazon.com, Inc. was the Portfolio's top contributor for the period. Apple, Inc. was another positive contributor to performance.

Within the Portfolio component managed by J.P. Morgan Investment Management, Inc., the Portfolio trailed its benchmark for the period largely due to poor stock selection, primarily in the health services and systems and energy sectors. Stock selection in the software and services and pharmaceutical sectors contributed to performance. Sector allocations also detracted from performance, driven by an underweight position in the energy sector and an overweight position in the telecommunications sector. Alternatively, an underweight position in utilities and an overweight position in semiconductors aided Portfolio returns. Overweight positions in Huron Consulting Group, Inc., CHS/Community Health Systems, Inc., and GNC Holdings, Inc. weighed on results, while overweight positions in The Children's Place, Inc., DigitalGlobe, Inc. and Outerwall, Inc. contributed to performance. As of March 31, 2017, the Portfolio's largest overweight exposures were in the systems hardware and software and services sectors. The largest underweight exposures were in the utilities and industrial cyclical sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income/Equity Portfolio Class 1 (unaudited)

Investment Goal:	Conservation of principal while maintaining some potential for long-term growth of capital
Managers:	Janus Capital Management LLC Wellington Management Company LLP

Growth of a $10,000 Investment

Multi-Managed Income/Equity Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*	Class 2*	Class 3*
1-Year	6.03%	5.85%	5.67%
5-Year	5.50%	5.35%	5.24%
10-Year	5.85%	5.69%	5.59%
Since Inception	6.48%	4.56%	6.01%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

5 The Blended Index consists of 33.4% Russell 1000® Index, 63.8% Bloomberg Barclays U.S. Aggregate Bond Index, and 2.8% Citigroup Treasury Bill 3 month Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

6 The Citigroup Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Multi-Managed Income/Equity Portfolio — Class 1

The Multi-Managed Income/Equity Portfolio — Class 1 shares posted a return of 6.03% for the 12-month period ending March 31, 2017, compared to a 17.17% return for the S&P 500 Index and a 0.44% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark, comprising approximately 33% equity and 67% fixed income and short-term bonds, returned 5.90%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company, LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income/Equity Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Outperformance was driven primarily by the Portfolio's allocation to the high yield sector as well as allocations to the securitized sectors (asset-backed securities, non-agency residential mortgage backed securities, and commercial mortgage backed securities). An overweight allocation and security selection within investment grade credit, particularly within financials and industrials, also contributed to outperformance. Opportunistic interest rate positioning over the period contributed positively to relative results. Breakeven inflation positioning also contributed to results as the Portfolio was positioned for an increase in inflation expectations. The Portfolio's emerging market sovereign debt positioning was modestly positive, but was offset by the negative impact of currency exposure.

The Portfolio component managed by Janus Capital Management LLC trailed its benchmark for the period. Relative underperformance was concentrated in the consumer and health care sectors. Stock selection within technology and financials contributed positively to results. Bristol-Myers Squibb, Inc. was a leading detractor, and the position was exited. Diplomat Pharmacy, Inc. also weighed on performance. This position was also exited. Amazon.com, Inc. was the Portfolio's top contributor for the period. Apple, Inc. was another positive contributor to performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income Portfolio Class 1 (unaudited)

Investment Goal:	Capital preservation
Managers:	Janus Capital Management LLC Wellington Management Company LLP

Growth of a $10,000 Investment

Multi-Managed Income Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*	Class 2*	Class 3*
1-Year	4.50%	4.41%	4.35%
5-Year	4.05%	3.90%	3.79%
10-Year	5.25%	5.10%	4.99%
Since Inception	5.84%	4.67%	5.14%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

5 The Blended Index consists of 17.3% Russell 1000® Index, 81.0% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.7% Citigroup Treasury Bill 3 month Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

6 The Citigroup Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Multi-Managed Income Portfolio — Class 1

The Multi-Managed Income Portfolio — Class 1 shares posted a return of 4.50% for the 12-month period ending March 31, 2017, compared to a 17.17% return for the S&P 500 Index and a 0.44% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark, comprising approximately 17% equity and 83% fixed income and short-term bonds, returned 3.25%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Outperformance was driven primarily by the Portfolio's allocation to the high yield sector as well as allocations to the securitized sectors (asset-backed securities, non-agency residential mortgage backed securities, and commercial mortgage backed securities). An overweight allocation and security selection within investment grade credit, particularly within financials and industrials, also contributed to outperformance. Opportunistic interest rate positioning over the period contributed positively to relative results. Breakeven inflation positioning also contributed to results as the Portfolio was positioned for an increase in inflation expectations. The Portfolio's emerging market sovereign debt positioning was modestly positive, but was offset by the negative impact of currency exposure.

The Portfolio component managed by Janus Capital Management LLC trailed its benchmark for the period. Relative underperformance was concentrated in the consumer and health care sectors. Stock selection within technology and financials contributed positively to results. Bristol-Myers Squibb Co. was a leading detractor, and the position was exited. Diplomat Pharmacy, Inc. also weighed on performance. This position was also exited. Amazon.com, Inc. was the Portfolio's top contributor for the period. Apple, Inc. was another positive contributor to performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Asset Allocation: Diversified Growth Portfolio Class 1 (unaudited)

Investment Goal:	Capital appreciation
Manager:	Putnam Investment Management, LLC

Growth of a $10,000 Investment

Asset Allocation: Diversified Growth Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*	Class 2*	Class 3*
1-Year	13.98%	13.88%	13.77%
5-Year	9.74%	9.57%	9.47%
10-Year	5.68%	5.52%	5.42%
Since Inception	5.91%	4.68%	7.45%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 MSCI EAFE Index (net)8 (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

5 The Blended Index consists of 60% Russell 3000 Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net), 5% JP Morgan Developed High Yield Index and 5% MSCI Emerging Markets Index (net).

6 The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

7 MSCI Emerging Markets Index (net)8 captures large and mid cap representation across 21 emerging market countries. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

8 The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Asset Allocation: Diversified Growth Portfolio — Class 1

The Asset Allocation: Diversified Growth Portfolio — Class 1 shares posted a return of 13.98% for the 12-month period ending March 31, 2017, compared to a 18.07% return for the Russell 3000 Index and a 14.36% return for the Blended Index.

All asset classes delivered positive returns. U.S. large cap equities, emerging markets equities, and high yield were the best performers while core fixed income holding lagged other asset classes. Security selection and active implementation decisions added value for the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Asset Allocation: Diversified Growth Portfolio Class 1 (unaudited) (continued)

Being slightly underweight international developed equities was one notable detractor from asset allocation decisions. An underweight to core fixed income holdings and an overweight to U.S. small cap equities both added value for the period. Most allocations were kept relatively close to the benchmark.

Security selection within U.S. large cap equities, core fixed income holdings, and international developed equities were all positive. Selection within high yield was a notable detractor.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Stock Portfolio Class 1 (unaudited)

Investment Goal:	Long-term capital appreciation, with a secondary objective of increasing dividend income
Manager:	T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

Stock Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*	Class 2*	Class 3*
1-Year	18.78%	18.61%	18.52%
5-Year	13.18%	13.02%	12.91%
10-Year	8.61%	8.45%	8.34%
Since Inception	8.89%	6.01%	9.68%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Stock Portfolio — Class 1

The Stock Portfolio — Class 1 shares returned 18.78% for the 12-month period ending March 31, 2017, compared to a return of 15.76% for the Russell 1000 Growth Index.

Stock selection drove relative outperformance during the period. Amazon.com, Inc., Priceline Group, Inc., Morgan Stanley, Tencent Holdings Ltd., and Ferrari NV were among the holdings that contributed the most to relative results. On the contrary, of the securities held in the Portfolio during the period, Apple, Inc. (underweight), Allergan PLC, Walt Disney Co., Microsoft Corp. (underweight), and NVIDIA Corp. (underweight) were among the most significant detractors from relative performance.

Sector allocation also contributed to relative outperformance during the period. Most notably, an underweight to consumer staples and an overweight to the information technology sector contributed to relative returns. On the negative side, an overweight to the consumer discretionary sector and a lack of exposure to the energy sector detracted from relative results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	Goldman Sachs Asset Management, L.P. Janus Capital Management LLC SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Large Cap Growth Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*	Class 2*	Class 3*
1-Year	13.96%	13.79%	13.73%
5-Year	12.38%	12.22%	12.10%
10-Year	8.07%	7.89%	7.79%
Since Inception	5.10%	3.83%	8.71%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: sales growth, earnings to price and momentum. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

2 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Large Cap Growth Portfolio — Class 1

The Large Cap Growth Portfolio — Class 1 shares returned 13.96% for the 12-month period ending March 31, 2017, compared to a 15.40% return for the S&P 500 Growth Index.

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of U.S. large cap growth stocks.

Within the Portfolio component managed by Janus Capital Management LLC, relative underperformance versus the benchmark was concentrated in the consumer and health care sectors. Stock selection within technology and financials contributed to relative results. Among the leading detractors from performance were holdings Bristol-Myers Squibb Co. and Diplomat Pharmacy, Inc. Among the leading contributors to performance were holdings Amazon.com, Inc. and Apple, Inc.

The Portfolio component managed by Goldman Sachs Asset Management, L.P. performed in-line with the benchmark. Stock selection in the real estate and industrials sectors contributed to returns, while stock selection in the consumer staples and information technology sectors detracted from performance. Key contributors to performance in the real estate sector included Equinix, Inc. and American Tower Corp., while contributors to performance within the industrials sector were CSX Corp. and Xylem, Inc. Key detractors from performance in the consumer staples sector included Molson Coors Brewing Co. and Walgreen Boots Alliance, Inc. and key detractors in the information technology sector included FleetCor Technologies, Inc. and Texas Instruments, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	American Century Investment Management, Inc. Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Large Cap Value Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*	Class 2*	Class 3*
1-Year	18.05%	17.90%	17.80%
5-Year	10.97%	10.81%	10.69%
10-Year	5.93%	5.77%	5.67%
Since Inception	6.60%	6.38%	8.44%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: book value to price ratio, earnings to price ratio and sales to price ratio. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Large Cap Value Portfolio — Class 1

The Large Cap Value Portfolio — Class 1 shares returned 18.05% for the 12-month period ending March 31, 2017, compared to a 18.66% return for the S&P 500 Value Index.

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of U.S. large cap value stocks.

The Portfolio component managed by American Century Investment Management, Inc. outperformed its benchmark for the period. Performance was assisted by stock selection in the industrials sector, and in particular by the Portfolio's underweight in General Electric Co. (GE). GE's stock declined sharply in the third quarter of 2016 on weak orders data, and it suffered another sharp drop in the first quarter of 2017 as the weakness in the energy sector hurt its revenue growth. Additionally, underweight positions in the utilities and consumer staples sectors, and an overweight in the information technology sector, assisted performance. Stock selection in all three sectors also added to return. Semiconductor equipment company Applied Materials, Inc. was a top contributor to performance as the company's strong orders data helped boost its stock price.

By contrast, stock selection in the health care sector, and especially in the pharmaceuticals industry, hindered performance. Pharmaceutical company Allergan PLC, a key detractor, declined sharply in the fourth quarter after it reported weaker-than-expected earnings. Stock selection in financials, and especially in the capital markets industry, also weighed on returns. Additionally, an overweight and stock selection in the underperforming energy sector was detrimental. Occidental Petroleum Corp., a detractor in energy, reported disappointing revenue and earnings performance due to lower oil prices.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Value Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company, LLP trailed its benchmark for the period. Security selection detracted from performance during the period. This was mainly driven by weak selection within the information technology, health care, and consumer discretionary sectors. These results were partially offset by stronger security selection within the energy and consumer staples sectors. Sector allocation, which is a result of the bottom-up stock selection process, contributed to performance during the year. The Portfolio's underweight positioning to consumer staples and telecommunication services, and overweight to information technology contributed to performance. An overweight to consumer discretionary and an underweight to energy detracted from performance.

Top detractors from performance included positions in Signet Jewelers, Ltd. (consumer discretionary) and Allergan PLC (health care), as well as not holding Bank of America Corp. (financials). Top contributors during the period included Principal Financial Group, Inc. (financials), PNC Financial Services Group, Inc. (financials) and Citigroup, Inc. (financials). Additionally, not owning Exxon Mobil Corp. (energy) also aided results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Mid Cap Growth Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*	Class 2*	Class 3*
1-Year	15.14%	14.89%	14.86%
5-Year	11.03%	10.86%	10.75%
10-Year	7.65%	7.49%	7.38%
Since Inception	8.52%	6.16%	10.52%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Mid Cap Growth Portfolio — Class 1

The Mid Cap Growth Portfolio — Class 1 shares returned 15.14% for the 12-month period ending March 31, 2017, compared to a 14.07% return for the Russell Midcap Growth Index.

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of U.S. mid cap growth stocks.

Within the Portfolio component managed by T.Rowe Price Associates, Inc., stock selection was mainly responsible for excess returns, while sector allocation also had a positive effect. Stock selection in industrials and business services contributed most to relative outperformance. Within the sector, holdings in airlines led results. Favorable stock selection and an underweight position in consumer discretionary also boosted returns. Conversely, stock selection in information technology detracted most from relative results. An underweight to the sector also weighed on returns. Within the sector, names in semiconductor and semiconductor equipment lagged. Of the securities held during the period, IDEXX Laboratories, Inc., Incyte Corp., Burlington Stores, Inc., Veeva Systems, Inc., and SVB Financial Group were the most significant contributors to relative results. On the negative side, L Brands, Inc., Hanesbrands, Inc., Signet Jewelers, Ltd., Dollar General Corp., and Tractor Supply Co. detracted most from relative returns.

Within the Portfolio component managed by Wellington Management Company LLP, security selection was the primary reason for relative outperformance, and sector allocation contributed as well. Strong selection in consumer discretionary, energy, and consumer staples drove relative performance during the period. Weak selection in health care, information technology, and financials partially offset positive performance. Sector allocation, a result of the bottom-up security selection process, also contributed to relative returns during the period. This was driven by an overweight allocation to the strong performing information technology sector and underweight allocations to the consumer staples and consumer discretionary sectors. Underweight allocations to financials and materials detracted from relative returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Growth Portfolio Class 1 (unaudited) (continued)

Top contributors to relative performance included Arista Networks, Inc. (information technology), Veeva Systems, Inc. (health care), and Netflix, Inc. (consumer discretionary). The top relative detractors in the Portfolio during the period were NVIDIA Corp. (information technology), Under Armour, Inc. (consumer discretionary), and Ono Pharmaceutical, Ltd. (health care).

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Massachusetts Financial Services Company SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Mid Cap Value Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*	Class 2*	Class 3*
1-Year	17.65%	17.52%	17.35%
5-Year	11.89%	11.74%	11.61%
10-Year	6.14%	5.99%	5.87%
Since Inception	9.73%	9.26%	9.92%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Mid Cap Value Portfolio — Class 1

The Mid Cap Value Portfolio — Class 1 shares returned 17.65% for the 12-month period ending March 31, 2017, compared to a 19.82% return for the Russell Midcap Value Index.

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of U.S. mid cap value equities.

The Portfolio component managed by Massachusetts Financial Services Company trailed the benchmark for the period. Stock selection in the technology sector detracted from performance. Within this sector, not owning shares of Micron Technology, Inc. weighed on relative returns. Additionally, holdings of Sabre Corp. and Western Digital Corp. also hampered relative results. A combination of stock selection and an overweight position in the retailing sector hurt relative performance, led by the Portfolio's holdings of Sally Beauty, Inc. and Hanesbrands, Inc. Stock selection in the energy sector also held back relative returns. Here, the Portfolio's overweight position in Frank's International NV weighed on relative performance. Stocks in other sectors that were among the Portfolio's top relative detractors included an overweight position in Frontier Communications Corp., Houghton Mifflin Harcourt Co. and LKQ Corp. Additionally, not owning United Continental Holdings, Inc. hurt relative returns.

Stock selection in the financial services sector contributed to relative performance. Within this sector, overweight positions in Citizens Financial Group, Inc., Comerica, Inc., Fifth Third Bancorp and Raymond James Financial, Inc. boosted relative returns. Additionally, holdings of Wintrust Financial Corp. and not owning GGP, Inc. helped relative returns. Stocks in other sectors that were among the Portfolio's top relative contributors included the Portfolio's avoidance of Perrigo Co. PLC and Centurylink, Inc. Additionally, holdings Univar and NCR aided relative performance.

The Portfolio component managed by Goldman Sachs Asset Management, L.P. changed subadviser to T. Rowe Price Associates, Inc. effective February 6, 2017.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Value Portfolio Class 1 (unaudited) (continued)

From April 1, 2016 to February 5, 2017, the Portfolio component managed by Goldman Sachs Asset Management, L.P. trailed its benchmark for the period. In the Portfolio, stock selection in the consumer discretionary and health care sectors detracted from returns, while investments in the financials and information technology sectors contributed to performance. Key detractors from performance in the consumer discretionary sector included Gap, Inc. and Ralph Lauren Corp., while detractors from performance within the health care sector were Perrigo Co. PLC and Mylan NV. Key contributors to performance in the financials sector included SLM Corp. and Huntington Bancshares, Inc., while key contributors to performance within the information technology sector included Symantec Corp. and Viavi Solutions, Inc.

From February 6, 2017 to March 31, 2017, the Portfolio component managed by T. Rowe Price Associates, Inc. outperformed its benchmark for the period. Stock selection added to relative returns, although this was partially offset by the negative effect of sector allocation. Stock selection in consumer staples, notably holdings in food products, led relative results. Favorable stock selection in health care also boosted returns. Holdings in consumer discretionary also added value. Within the sector, names in media performed best. Conversely, an underweight position and adverse stock selection in information technology detracted most from relative results. Of the securities held during the period, Bunge, Ltd., Tribune Media Co., NRG Energy, Inc., Leucadia National Corp., and Viacom, Inc. were the most significant contributors to relative results. On the negative side, Newmont Mining Corp., Apache Corp., Hess Corp., Ally Financial, Inc., and First Horizon National Corp. detracted most from relative returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Small Cap Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	SunAmerica Asset Management, LLC PNC Capital Advisors, LLC J.P. Morgan Investment Management Inc.

Growth of a $10,000 Investment

Small Cap Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*	Class 2*	Class 3*
1-Year	19.77%	19.65%	19.51%
5-Year	9.71%	9.56%	9.45%
10-Year	5.47%	5.33%	5.22%
Since Inception	5.17%	3.97%	8.08%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

2 The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. Companies in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Small Cap Portfolio — Class 1

The Small Cap Portfolio — Class 1 shares returned 19.77% for the 12-months ended March 31, 2017, compared to a 26.22% return for the Russell 2000 Index.

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of broad U.S. small cap equities.

Within the Portfolio component managed by J.P. Morgan Investment Management, Inc., the Portfolio trailed its benchmark for the period largely due to poor stock selection, primarily in the health services and systems and energy sectors. Stock selection in the software and services and pharmaceutical sectors contributed to performance. Sector allocations also detracted from performance, driven by an underweight position in the energy sector and an overweight position in the telecommunications sector. Alternatively, an underweight position in utilities and an overweight position in semiconductors aided Portfolio returns. Overweight positions in Huron Consulting Group, Inc., Community Health Systems, Inc., and GNC Holdings, Inc. weighed on results, while overweight positions in Children's Place, Inc., DigitalGlobe, Inc. and Outerwall, Inc. contributed to performance. As of March 31, 2017, the Portfolio's largest overweight exposures were in the systems hardware and software and services sectors. The largest underweight exposures were in the utilities and industrial cyclical sectors.

Within the Portfolio component managed by PNC Capital Advisors, LLC, the Portfolio trailed its benchmark for the period. Negative stock selection drove Portfolio return, concentrated in the information technology sector and the financials sector. Conversely, holdings in the real estate sector contributed positively to performance for the period. An overweight to the financials sector also aided results. However, an underweight to the information technology sector detracted for the year. Among the top performing holdings for the year were Astronics Corp., Fox Factory Holding Corp., Legacy Texas Financial Group, Inc., Insperity, Inc. and LCI Industries. Among the bottom performing holdings for the year were HSN Inc., Boston Beer Co., Inc., Monro Muffler Brake, Inc., CorVel Corp., and AmTrust Financial Services, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

International Equity Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Schroder Investment Management SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

International Equity Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*	Class 2*	Class 3*
1-Year	10.65%	10.46%	10.38%
5-Year	4.25%	4.07%	3.96%
10-Year	0.01%	–0.13%	–0.23%
Since Inception	1.91%	1.32%	5.63%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The MSCI EAFE Index (net)2 (Europe, Australasia, Far East) captures large and mid-cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The Index covers approximately 84% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

International Equity Portfolio — Class 1

The International Equity Portfolio — Class 1 shares returned 10.65% for the 12-month period ending March 31, 2017, compared to a 11.67% return for the MSCI EAFE Index (net).

Approximately a third of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of the broad non-U.S. equity market.

The Portfolio component managed by T.Rowe Price Associates, Inc. outperformed the benchmark. Sector allocation had a modestly negative effect on relative performance. Most notably, an underweight to the materials sector and overweight to telecommunication services proved detrimental to performance. On the positive side, an overweight to financials supported relative returns. Stock selection was positive and drove relative outperformance for the period. Holdings Mitsubishi Electric Corp., DNB ASA, Samsung Electronics Co., Ltd., Broadcom Ltd., and Taiwan Semiconductor Manufacturing Co., Ltd. were the most significant contributors to relative performance. Conversely, Eutelsat Communications SA and Kingfisher PLC were the largest relative detractors. Country selection supported relative performance for the period. Japan, Norway, Australia, Singapore, and South Korea contributed the most to relative returns. Conversely, the UK, Switzerland, Hong Kong, Spain, and France hampered relative results.

The Portfolio component managed by Janus Capital Management LLC changed subadviser to Schroder Investment Management North America Inc., effective February 6, 2017.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

International Equity Portfolio Class 1 (unaudited) (continued)

From April 1, 2016 to February 5, 2017, the Portfolio component managed by Janus Capital Management LLC underperformed the benchmark. Relative sector detractors were led by financials holdings. Stock selection in the industrials and consumer discretionary sectors also weighed on relative returns. Holdings in information technology and health care aided relative returns, as did an underweight allocation to utilities. On a geographical basis, holdings in the U.K. and Japan weighed on relative results, while stock selection in Switzerland and the Netherlands contributed positively. Rio Tinto PLC and Indivior PLC were among the leading contributors to performance during the period. Associated British Foods PLC and Seibu Holdings, Inc. were among the leading detractors from performance.

From February 6, 2017 to March 31, 2017, the Portfolio component managed by Schroder Investment Management North America Inc. outperformed the benchmark. Stock selection contributed the majority of the positive excess return. Stock selection in consumer discretionary, financials and health care supported performance most noticeably while industrials holdings detracted the most. At the stock level, Intesa Sanpaolo SpA was the leading contributor and Kubota Corp. was the leading detractor from performance. From a regional perspective, off benchmark exposure to Canadian names detracted from performance but the headwind was significantly offset by strong stock selection effects in Asian and U.K. positions. Off benchmark emerging markets exposure also contributed positively.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Diversified Fixed Income Portfolio Class 1 (unaudited)

Investment Goal:	Relatively high current income and secondarily capital appreciation
Managers:	PineBridge Investments LLC Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Diversified Fixed Income Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*	Class 2*	Class 3*
1-Year	1.37%	1.22%	1.13%
5-Year	2.12%	1.98%	1.86%
10-Year	3.96%	3.81%	3.70%
Since Inception	4.02%	4.01%	3.51%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Bloomberg Barclays U.S. Government Index is comprised of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

3 The Bloomberg Barclays U.S. Corporate IG Index measures publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

4 The Bloomberg Barclays U.S. Agency Fixed Rate MBS Index covers agency fixed-rate mortgage-backed pass-through securities (MBS) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

5 The Bloomberg Barclays CMBS ERISA Eligible Index has been designed to measure the performance of the commercial mortgage-backed securities (CMBS) market.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Diversified Fixed Income Portfolio — Class 1

The Diversified Fixed Income Portfolio — Class 1 shares returned 1.37% for the 12-month period ending March 31, 2017, compared to a 0.44% return for the Bloomberg Barclays U.S. Aggregate Bond Index.

Approximately a fourth of the Portfolio is passively managed by SunAmerica Asset Management, LLC to track the performance of the broad U.S. government bond market.

Within the Portfolio component actively managed by PineBridge Investments, LLC, the relative outperformance during the period was driven by an average allocation of 10% to high yield and an overweight allocation to investment grade credit versus that of the benchmark. Security selection within investment grade credit also contributed positively to performance, particularly selections within the communications, energy, and financial sectors. Within securitized, security selection within the Portfolio contributed to performance over the fiscal year period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Diversified Fixed Income Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by Wellington Management Company LLP, relative outperformance during the period was driven primarily by exposure to the high yield sector including an allocation to bank loans. Allocations to high quality collateralized loan obligations and non-agency residential mortgage-backed securities, specifically agency credit risk transfer deals, also contributed positively to performance. An overweight allocation and security selection within investment grade credit, particularly security selection within industrials, also helped. Opportunistic interest rate positioning over the period contributed positively to relative results. The Portfolio component's position in Treasury inflation protected securities also contributed to results as the Portfolio component was positioned for an increase in inflation expectations. During the period, the Portfolio used interest rate futures and swaps to manage duration and yield curve exposure. The interest rate futures and swaps positively contributed to absolute performance. Investment grade and high yield credit default swaps were used as a source of liquidity and to manage overall portfolio risk. The Portfolio's allocations to the high yield and investment grade credit sectors contributed positively to relative performance, but this was partially offset by the negative impact from the Portfolio's credit default swaps hedges.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Real Return Portfolio Class 3 (unaudited)

Investment Goal:	Total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management.
Manager:	Wellington Management Company LLP

Growth of a $10,000 Investment

Real Return Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*	Class 3*
1-Year	1.99%	1.68%
5-Year	0.56%	0.29%
10-Year	N/A	1.94%
Since Inception	0.71%	2.56%

* Inception date for Class 1: 01/23/12; Class 3: 02/14/05

1 The Bloomberg Barclays World Government Inflation Linked 1-10 year Index (Hedged to USD) measures the performance of the major government inflation-linked bond markets. This index includes securities with maturities greater than one year but less than 10 years and is hedged to the US Dollar.

2 The Bloomberg Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of inflation protected securities issued by the US Treasury with maturities greater than one year but less than 10 years.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Real Return Portfolio — Class 3

The Real Return Portfolio — Class 3 shares returned 1.68% for the 12-month period ending March 31, 2017, compared to a 2.50% return for the Bloomberg Barclays World Government Inflation Linked 1-10 Year Index (Hedged), and a 1.45% return for the Bloomberg Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index.

The Portfolio's underweight position to Italian linkers and an underweight position to Germany were additive to relative performance during the year. The Portfolio's tactical allocation to the United Kingdom relative to the benchmark partially offset positive results in the U.K due to higher inflation following the Brexit vote. Within US TIPS, performance relative to the benchmark was positive overall, mostly due to security-specific relative value positions. Overall, the Portfolio's interest rate positioning contributed to benchmark-relative results.

The Portfolio hedges foreign currency exposure through the use of currency forwards. The Portfolio's currency hedges contributed to absolute returns. The Portfolio also utilized Treasury futures which had a positive impact on absolute returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Columbia Focused Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Manager:	Columbia Management Investment Advisers, LLC

Growth of a $10,000 Investment

SA Columbia Focused Growth Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*	Class 2*	Class 3*
1-Year	18.94%	18.79%	18.68%
5-Year	8.57%	8.41%	8.32%
10-Year	6.72%	6.57%	6.47%
Since Inception	3.39%	4.01%	7.81%

* Inception date for Class 1: 07/05/00; Class 2: 10/16/00; Class 3: 11/11/02

1 The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Columbia Focused Growth Portfolio — Class 1

The SA Columbia Focused Growth Portfolio — Class 1 shares returned 18.94% for the 12-month period ending March 31, 2017, compared to a 15.76% return for the Russell 1000 Growth Index.

U.S. equity markets logged solid gains for the calendar year 2016. The end of the U.S. presidential contest eliminated a key element of uncertainty, and the U.S. equity markets moved solidly higher in the final three months of the period. In this environment, the SA Columbia Focused Growth Portfolio outperformed its benchmark.

Stock selection in the information technology and consumer discretionary sectors aided relative performance, as did positions in the financials sector. The Portfolio did not keep pace in the health care sector, which detracted from relative performance. The information technology sector accounted for the majority of the outperformance for the year ended March 31, 2017. Holdings in LinkedIn Corp. and Mobileye were notable contributors. The Portfolio also did well with positions in online travel company Priceline Group, Inc. and ecommerce company Amazon.com, Inc., both in the consumer discretionary sector.

In health care, an overweight and exposure to certain biotechnology and pharmaceutical holdings detracted from results. In the pharmaceuticals industry, holdings in Novo Nordisk and Bristol Myers Squibb Co. both pulled back and were notable detractors. Within the biotechnology industry, Alexion Pharmaceuticals, Inc. shares sold off and detracted from performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Columbia Focused Value Portfolio Class 2 (unaudited)

Investment Goal:	Long-term growth of capital
Manager:	Columbia Management Investment Advisers, LLC

Growth of a $10,000 Investment

SA Columbia Focused Value Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*	Class 2*	Class 3*
1-Year	24.12%	23.92%	23.81%
5-Year	12.41%	12.25%	12.13%
10-Year	N/A	5.43%	5.32%
Since Inception	12.87%	8.59%	9.80%

* Inception date for Class 1: 01/23/12; Class 2: 10/01/01; Class 3: 11/11/02

1 The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Columbia Focused Value Portfolio — Class 2

The SA Columbia Focused Value Portfolio — Class 2 shares returned 23.92% for the 12-month period ending March 31, 2017, compared to a return of 19.22% for the Russell 1000 Value Index.

Robust performance across a number of market sectors, particularly financials, information technology, materials and industrials, benefitted the Portfolio in terms of both absolute performance and performance relative to the benchmark.

Although heightened exposure to the information technology sector and no exposure to the real estate sector helped the Portfolio's performance, the aggregate effect of sector allocations, which is driven by bottom-up Portfolio construction, detracted relative to the benchmark.

Overall security selection, particularly in the financials and energy sectors, helped relative results. Top contributors included Applied Materials, Inc., Bank of America Corp., Morgan Stanley, FMC Corp. and Unum Group. Key detractors included Bristol-Myers Squibb Co., Verizon Communications, Inc., Nordstrom, Inc., Tyson Foods, Inc. and Express Scripts Co.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Allocation Growth Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*		Class 3*
1-Year	N/A		11.67%
5-Year	N/A		7.93%
10-Year	N/A		3.81%
Since Inception	6.26	%†	5.25%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

† Cumulative return. Class 1 in existence less than one year.

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 57% Russell 3000® Index, 23% MSCI EAFE Index (net) and 20% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Allocation Growth Portfolio — Class 3

The Allocation Growth Portfolio — Class 3 shares posted a return of 11.67% for the 12-month period ending March 31, 2017, compared to a 18.07% return for the Russell 3000 Index, a 12.99% return for the Blended Index of 57% Russell 3000 Index, 23% MSCI EAFE Index (net), and 20% Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio was underweight equities during the period relative to the Blended Index. The equity underweight detracted from performance relative to the blended index as equity returns were substantially higher than fixed income returns. This was partially offset, however, by strong fixed income returns which were primarily due to a holding in the High-Yield Bond Portfolio.

Within equities, exposure to small cap U.S. equities boosted performance while exposure to growth stocks and real estate detracted significantly. The Portfolio's equity sleeves generally underperformed their respective benchmarks during the period. During the period a new position in the Emerging Market Portfolio was initiated to broaden the Portfolio's exposure to non-U.S. equities.

Fixed income managers as a whole outperformed their respective indices, which contributed to returns relative to the index. During the period a new investment in the Ultra Short Bond Portfolio was initiated to reduce the Portfolio's exposure to interest rate risk. This helped to mitigate the effect or rising interest rates in the second half of the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Moderate Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Allocation Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*		Class 3*
1-Year	N/A		10.01%
5-Year	N/A		6.70%
10-Year	N/A		3.61%
Since Inception	5.05	%†	4.84%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

† Cumulative return. Class 1 in existence less than one year.

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 47% Russell 3000® Index, 18% MSCI EAFE Index (net) and 35% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Allocation Moderate Growth Portfolio — Class 3

The Allocation Moderate Growth Portfolio — Class 3 shares posted a return of 10.01% for the 12-month period ending March 31, 2017, compared to a 18.07% return for the Russell 3000 Index, and a 10.60% return for the Blended Index of 47% Russell 3000 Index, 18% MSCI EAFE Index, and 35% Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio was slightly underweight equities during the period relative to the Blended Index. The equity underweight detracted from performance relative to the blended index as equity returns were substantially higher than fixed income returns. This was partially offset, however, by strong fixed income returns. These were primarily due to a holding in the High-Yield Bond Portfolio, but also from holdings in the Real Return and Ultra Short Bond Portfolios.

Within equities, exposure to small cap U.S. equities boosted performance while exposure to growth equities and real estate detracted. The Portfolio's equity sleeves generally underperformed their respective benchmarks during the period. During the period a new position in the Emerging Market Portfolio was initiated to broaden the Portfolio's exposure to non-U.S. equities.

Fixed income managers as a whole outperformed their respective indices, driven by the Diversified Fixed Income Portfolio. During the period a new investment in the Ultra Short Bond Portfolio was initiated to reduce the Portfolio's exposure to interest rate risk. This helped to mitigate the effect or rising interest rates in the second half of the period

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Moderate Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and moderate current income
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Allocation Moderate Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*		Class 3*
1-Year	N/A		8.97%
5-Year	N/A		6.09%
10-Year	N/A		3.92%
Since Inception	4.22	%†	4.86%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

† Cumulative return. Class 1 in existence less than one year.

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of (41% Russell 3000® Index, 14% MSCI EAFE Index (net)) and 45% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Allocation Moderate Portfolio — Class 3

The Allocation Moderate Portfolio — Class 3 shares posted a return of 8.97% for the 12-month period ending March 31, 2017, compared to a 18.07% return for the Russell 3000 Index, and a 9.06% return for the Blended Index of 41% Russell 3000 Index, 14% MSCI EAFE Index, and 45% Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio was slightly underweight equities during the period relative to the Blended Index. The equity underweight detracted from performance relative to the blended index as equity returns were substantially higher than fixed income returns. Fixed income positions contributed strongly to performance relative to the Blended Index, primarily due to a holding in the High-Yield Bond Portfolio, but also from holdings in the Real Return Portfolio and Ultra Short Bond Portfolio.

Within equities, exposure to small cap U.S. equities boosted performance while exposure to growth equities and real estate detracted. The Portfolio's equity sleeves generally underperformed their respective benchmarks during the period. During the period a new position in the Emerging Market Portfolio was initiated to broaden the Portfolio's exposure to non-U.S. equities.

Fixed income managers as a whole outperformed their respective indices significantly, driven by the Diversified Fixed Income Portfolio. This was a strong contributor to returns relative to the index. During the period a new investment in the Ultra Short Bond Portfolio was initiated to reduce the Portfolio's exposure to interest rate risk. This helped to mitigate the effect or rising interest rates in the second half of the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Balanced Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and current income
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Allocation Balanced Portfolio
Average Annual Total Returns as of 03/31/17

	Class 1*		Class 3*
1-Year	N/A		7.14%
5-Year	N/A		5.42%
10-Year	N/A		4.09%
Since Inception	2.88	%†	4.74%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

† Cumulative return. Class 1 in existence less than one year.

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 30% Russell 3000® Index, 10% MSCI EAFE Index (net) & 60% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Allocation Balanced Portfolio — Class 3

The Allocation Balanced Portfolio — Class 3 shares posted a return of 7.14% for the 12-month period ending March 31, 2017, compared to a 18.07% return for the Russell 3000 Index, a 0.44% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 6.67% return for the Blended Index of 30% Russell 3000 Index, 10% MSCI EAFE Index, and 60% Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio was slightly underweight equities during the period relative to the Blended Index. The equity underweight detracted from performance relative to the blended index as equity returns were substantially higher than fixed income returns. This was more than offset, however, by strong fixed income returns which were primarily due to a holding in the High-Yield Bond Portfolio, but also from holdings in the Real Return and Ultra Short Bond Portfolios.

Within equities, exposure to small cap U.S. equities boosted performance while exposure to growth equities and real estate detracted. The Portfolio's equity sleeves generally underperformed their respective benchmarks during the period. During the period a new position in the Emerging Market Portfolio was initiated to broaden the Portfolio's exposure to non-U.S. equities.

Fixed income managers as a whole outperformed their respective indices, driven by the Diversified Fixed Income Portfolio. This was a strong contributor to returns relative to the index. During the period a new investment in the Ultra Short Bond Portfolio was initiated to reduce the Portfolio's exposure to interest rate risk. This helped to mitigate the effect or rising interest rates in the second half of the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2016

Seasons Series Trust (the "Trust")
International Equity Portfolio
Large Cap Growth Portfolio
Multi-Managed Growth Portfolio
Multi-Managed Income Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Moderate Growth Portfolio
(each, a "Portfolio" and collectively, the "Portfolios")

Supplement dated April 10, 2017, to the Statutory Prospectus dated July 29, 2016, as supplemented and amended to date

Janus Capital Management, LLC ("Janus") currently serves as subadviser to each Portfolio. On or about May 30, 2017 (the "Effective Date"), Janus Capital Group, Inc. ("JCGI"), the ultimate parent entity of Janus, is expected to merge with Henderson Group plc (the "Merger"). As a result of the Merger, a newly formed entity, Janus Henderson Global Investors plc, will become the ultimate parent entity of Janus.

The change in control of Janus resulting from the Merger will constitute an "assignment" of the subadvisory agreement between SunAmerica Asset Management, LLC ("SunAmerica") and Janus with respect to each Portfolio (the "Prior Subadvisory Agreement"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). In accordance with the 1940 Act, and pursuant to the terms of the Prior Subadvisory Agreement, the Prior Subadvisory Agreement will terminate upon its assignment. Generally, an assignment triggers a requirement to obtain shareholder approval of a new subadvisory agreement; however, pursuant to the terms of an exemptive order granted by the Securities and Exchange Commission, SunAmerica is permitted, under certain conditions and subject to Board approval, to enter into new subadvisory agreements with unaffiliated subadvisers without obtaining shareholder approval.

At an in-person meeting held on March 23, 2017, the Board of Trustees of the Trust approved a new subadvisory agreement between SunAmerica and Janus with respect to each Portfolio (the "New Subadvisory Agreement"), which will become effective on the Effective Date. Janus does not anticipate any change to the portfolio management team or other key personnel that provide services to the Portfolios as a result of the Merger. The level and scope of services to be rendered by Janus and the fees payable by SunAmerica to Janus under the New Subadvisory Agreement will also remain the same.

Shareholders of record as of the close of business on May 31, 2017, will receive a notice that explains how to access an Information Statement, which will include more information about the Merger and the New Subadvisory Agreement.

Upon the Effective Date, the following change to the Prospectus will become effective:

The first paragraph of the section entitled "Management — Information about the Subadvisers — Janus Capital Management LLC ("Janus")" is hereby deleted in its entirety and replaced with the following:

Janus Capital Management LLC ("Janus") is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, CO 80206. Janus is a wholly-owned subsidiary of Janus Henderson Global Investors plc, a publicly traded company with principal operations in financial asset management businesses that had approximately $194.5 billion in assets under management as of December 31, 2016. Janus (together with its predecessors) has served as an investment adviser since 1970.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

Please retain this supplement for future reference.

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2016

Real Return Portfolio
(the "Portfolio")

Supplement dated December 22, 2016, to the
Prospectus dated July 29, 2016, as amended to date

At the December 1, 2016 meeting of the Board of Trustees (the "Board") of Seasons Series Trust, the Board approved an amendment to the Subadvisory Agreement (the "Amendment") between SunAmerica Asset Management, LLC ("SAAMCo") and Wellington Management Company LLP ("Wellington") with respect to the Portfolio. Under the Amendment, effective December 1, 2016, SAAMCo will pay Wellington a subadvisory fee equal to 0.15% on the first $250 million, 0.10% on the next $250 million and 0.09% thereafter. Prior to December 1, 2016, SAAMCo paid Wellington a subadvisory fee with respect to the Portfolio equal to 0.15% on the first $500 million and 0.10% thereafter.

Under the Subadvisory Agreement, SAAMCo is solely responsible for payment of fees to Wellington and thus the Amendment does not impact any obligation of the Portfolio pursuant to such Agreement. Furthermore, the Amendment does not modify the services provided under the Subadvisory Agreement. The Amendment has been approved by the Board.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

Please retain this supplement for future reference.

Version: Combined Master

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2016

International Equity Portfolio
(the "Portfolio")

Supplement dated January 12, 2017, to the
Prospectus dated July 29, 2016, as amended to date

On December 1, 2016, the Board of Trustees (the "Board") of Seasons Series Trust (the "Trust"), including a majority of those trustees who are not interested persons of the Trust, as defined in the Investment Company Act of 1940, as amended, approved a new Subadvisory Agreement between SunAmerica Asset Management, LLC ("SunAmerica") and Schroder Investment Management North America Inc. ("Schroders") with respect to the Portfolio. Schroders will replace Janus Capital Management, LLC ("Janus") as a subadviser to a portion of the Portfolio. It is currently anticipated these changes will become effective on or about February 6, 2017 (the "Effective Date").

The Board has the authority, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. Shareholders of record on January 31, 2017, will receive a notice explaining how to access an information statement that contains additional information you should know about the new Subadvisory Agreement.

On the Effective Date, the following changes to the Prospectus will become effective:

In the section entitled "Portfolio Summary: International Equity Portfolio — Performance Information," the second paragraph is deleted in its entirety and replaced with the following:

Effective October 17, 2014, T. Rowe Price Associates, Inc. ("T. Rowe Price") assumed management of a portion of the Portfolio. Prior to October 17, 2014, portions of the Portfolio were managed by Lord Abbett & Co. LLC and PineBridge Investment LLC. Effective February 6, 2017, Schroder Investment Management North America Inc., along with its affiliate, Schroder Investment Management North America Ltd. (together "Schroders"), assumed management of a portion of the Portfolio. Prior to February 6, 2017, the portion of the Portfolio managed by Schroders was managed by Janus Capital Management, LLC.

The section entitled "Portfolio Summary: International Equity Portfolio — Investment Adviser," and the table captioned "Portfolio Managers," are deleted in their entirety and replaced with the following:

Investment Adviser

The Portfolio's investment adviser is SAAMCo. The Portfolio is subadvised by Schroders and T. Rowe Price. The Portfolio managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
SAAMCo
Timothy Campion	2014	Lead Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager
Andrew Sheridan	2014	Co-Portfolio Manager

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2016

Name	Portfolio Manager of the Portfolio Since	Title
Schroders
Simon Webber, CFA	2017	Lead Portfolio Manager
James Gautrey, CFA	2017	Portfolio Manager
T. Rowe Price
Raymond A. Mills, Ph.D.	2014	Vice President and Portfolio Manager

In the section entitled "Management — Information about the Subadvisers," all reference to Janus as a subadviser to the International Equity Portfolio is deleted its entirety. In addition, the following information with respect to Schroders is inserted after the description of Putnam on page 114 of the Prospectus:

Schroder Investment Management North America Inc. ("SIMNA") is located at 875 Third Avenue, New York, NY 10022. SIMNA is a wholly-owned subsidiary of Schroder U.S. Holdings Inc., which currently engages through its subsidiary firms in the asset management business. Affiliates of Schroder U.S. Holdings Inc. (or their predecessors) have been investment managers since 1927. Schroder U.S. Holdings Inc. is a wholly-owned subsidiary of Schroder International Holdings, which is a wholly-owned subsidiary of Schroder Administration Limited, which is a wholly-owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc, through certain affiliates currently engaged in the asset management business, and as of September 30, 2016, had approximately $487.1 billion in client assets under management worldwide. SIMNA has delegated certain investment management responsibilities to Schroder Investment Management North America Ltd., an affiliate of SIMNA ("SIMNA Ltd."), pursuant to a sub-subadvisory agreement. SIMNA and SIMNA Ltd. are collectively referred to as "Schroders."

The team that will be responsible for managing Schroders' portion of the Portfolio consists of Simon Webber, CFA, Lead Portfolio Manager, Global and International Equities, and James Gautrey, CFA, Portfolio Manager, Global and International Equities. Mr. Webber joined Schroders in 1999 and assumed the lead portfolio manager role in October 2013, having managed generalist portfolios for the global and international equity team since 2007. Simon initially joined the Global and International Equities team in September 2004 as a dedicated Global Sector Specialist. Prior to joining the Global and International Equities team, Simon was a fund manager on the Schroders US Desk, specializing in technology and industrials.

Mr. Gautrey joined Schroders in 2001 and currently holds the dual role of Portfolio Manager and Global Sector Specialist with research responsibility for the technology sector, based in London. Mr. Gautrey was appointed to his Portfolio Manager role in September 2014. He has been a Global Sector Specialist on the Global and International Equities Team since 2006. Mr. Gautrey initially joined Schroders as a graduate in 2001 working with senior management and client directors.

Capitalized terms used herein but not defined have the meaning assigned to them by the Prospectus.

Please retain this supplement for future reference.

Version: Combined Master

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2016

Mid Cap Value Portfolio
(the "Portfolio")

Supplement dated January 12, 2017, to the
Prospectus dated July 29, 2016, as amended to date

On December 1, 2016, the Board of Trustees (the "Board") of Seasons Series Trust (the "Trust"), including a majority of those trustees who are not interested persons of the Trust, as defined in the Investment Company Act of 1940, as amended, approved a new Subadvisory Agreement, between SunAmerica Asset Management, LLC ("SunAmerica") and T. Rowe Price Associates, Inc. ("T. Rowe Price") with respect to the Portfolio. T. Rowe Price will replace Goldman Sachs Asset Management, L.P. ("GSAM") as a subadviser to a portion of the Portfolio. It is currently anticipated these changes will become effective on or about February 6, 2017 (the "Effective Date").

The Board has the authority, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. Shareholders of record on January 31, 2017, will receive a notice explaining how to access an information statement that contains additional information you should know about the new Subadvisory Agreement.

On the Effective Date, the following changes to the Prospectus will become effective:

In the section entitled "Portfolio Summary: Mid Cap Value Portfolio — Performance Information," the second paragraph is deleted in its entirety and replaced with the following:

Effective October 24, 2014, Massachusetts Financial Services Company ("MFS") assumed management of a portion of the Portfolio, which was previously managed by Lord Abbett & Co. LLC. Effective December 1, 2009, SAAMCo assumed management of the passively-managed portion of the Portfolio, which portion was previously managed by AIG Global Investment Corp. Effective February 6, 2017, T. Rowe Price Associates, Inc. ("T. Rowe Price") assumed management of a portion of the Portfolio, which was previously managed by Goldman Sachs Asset Management, L.P.

The section entitled "Portfolio Summary: Mid Cap Value Portfolio — Investment Adviser," and the table captioned "Portfolio Managers," are deleted in their entirety and replaced with the following:

Investment Adviser

The Portfolio's investment adviser is SAAMCo. The Portfolio is subadvised by T. Rowe Price and MFS. SAAMCo passively manages a portion of the Portfolio. The portfolio managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
SAAMCo
Timothy Campion	2012	Lead Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2016

Name	Portfolio Manager of the Portfolio Since	Title
T. Rowe Price
David Wallack	2017	Vice President and Portfolio Manager
MFS
Kevin J. Schmitz	2014	Investment Officer
Brooks A. Taylor	2014	Investment Officer

In the section entitled "Management — Information about the Subadvisers," all reference to GSAM as a subadviser to the Portfolio is deleted its entirety. In addition, the following is inserted after the second full paragraph on page 115 of the Prospectus:

A portion of the Mid Cap Value Portfolio is managed by David J. Wallack. Mr. Wallack is lead portfolio manager for T. Rowe Price's US Mid-Cap Value Equity Strategy and a vice president of T. Rowe Price Group, Inc. Mr. Wallack has been in these roles since 2001. He also serves on the Investment Advisory Committee for the firm's Global Natural Resources Equity Strategy.

Capitalized terms used herein but not defined have the meaning assigned to them by the Prospectus.

Please retain this supplement for future reference.

Version: Combined Master

* Not Part of Financial Statements *

(This page has been left blank intentionally)

PRESORTED STD
U.S. POSTAGE PAID
MERRILL
CORPORATION
ZIP CODE 10105

ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TX 79105-5570

CHANGE SERVICE REQUESTED

J1906AR.13 (5/17)

Item 2. Code of Ethics.

Seasons Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”).  During the fiscal year ended March 31, 2017, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).  During the fiscal year ended March 31, 2017, however, there were reportable amendments to the Code that apply to the Covered Officers, and that relate to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.  In particular, the Code has been amended to provide an enhanced description of the Covered Officers’ responsibilities, which include a responsibility to observe the ethical principles contained in the Code.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Jane Jelenko and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Sher, Ms. Jelenko and Mr. Bouton are considered to be “independent” for purposes of Item 3(a) (2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2016	2017
(a) Audit Fees	$710,570	$731,889
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$114,640	$117,960
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.  Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2016	2017
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$401,110	$296,820

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2016 and 2017 were $725,533 and $460,465, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: June 8, 2017